UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

     Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2010
Date of reporting period:	June 30, 2010

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.

Semiannual Report June 30, 2010

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Table of Contents

Financial Statements	1
Notes to Financial Statements	49
Schedules of Investments	78
Financial Highlights	243
Shareholder Expense Example	274
Supplemental Information	278

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

			Bond &
			Mortgage
	Asset Allocation	Balanced	Securities
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$ 62,555	$ 57,871	$ 391,480
Assets
Investment in securities--at value	$ 61,517	$ 56,105	$ 380,008
Cash	926	16	140
Receivables:
Dividends and interest	225	220	2,851
Foreign currency contracts	120	–	–
Fund shares sold	47	–	145
Investment securities sold	4,168	265	332
Swap premiums paid	–	–	1,770
Total Assets	67,003	56,606	385,246
Liabilities
Accrued management and investment advisory fees	41	27	123
Accrued directors' expenses	–	–	2
Accrued other expenses	12	14	5
Payables:
Foreign currency contracts	77	–	–
Fund shares redeemed	85	25	7,036
Investment securities purchased	6,968	3,397	44,690
Unrealized loss on swap agreements	–	–	597
Variation margin on futures contracts	157	1	–
Total Liabilities	7,340	3,464	52,453
Net Assets Applicable to Outstanding Shares	$ 59,663	$ 53,142	$ 332,793

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 61,080	$ 69,692	$ 382,533
Accumulated undistributed (overdistributed) net investment income (loss)	332	630	8,830
Accumulated undistributed (overdistributed) net realized gain (loss)	(236)	(15,412)	(46,501)
Net unrealized appreciation (depreciation) of investments	(1,552)	(1,768)	(12,069)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	39	–	–
Total Net Assets	$ 59,663	$ 53,142	$ 332,793
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 59,663	$ 53,142	$ 332,793
Shares issued and outstanding	5,510	4,520	31,301
Net Asset Value per share	$ 10.83	$ 11.76	$ 10.63

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

	Diversified		Diversified
	Balanced	Diversified	International
Amounts in thousands, except per share amounts	Account	Growth Account	Account
Investment in securities--at cost	$ –	$ –	$ 355,849
Investment in affiliated securities--at cost	$ 67,427	$ 123,966	$ –
Foreign currency--at cost	$ –	$ –	$ 545
Assets
Investment in securities--at value	$ –	$ –	$ 349,223
Investment in affiliated securities--at value	65,609	118,402	–
Foreign currency--at value	–	–	547
Cash	–	–	25
Receivables:
Dividends and interest	–	–	889
Fund shares sold	442	152	878
Investment securities sold	–	–	420
Total Assets	66,051	118,554	351,982
Liabilities
Accrued management and investment advisory fees	2	4	247
Accrued distribution fees	12	22	–
Accrued directors' expenses	1	2	1
Accrued other expenses	4	4	71
Payables:
Fund shares redeemed	–	–	284
Investment securities purchased	–	–	994
Total Liabilities	19	32	1,597
Net Assets Applicable to Outstanding Shares	$ 66,032	$ 118,522	$ 350,385

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 67,835	$ 124,017	$ 510,715
Accumulated undistributed (overdistributed) net investment income (loss)	15	64	3,434
Accumulated undistributed (overdistributed) net realized gain (loss)	–	5	(157,109)
Net unrealized appreciation (depreciation) of investments	(1,818)	(5,564)	(6,626)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	–	(29)
Total Net Assets	$ 66,032	$ 118,522	$ 350,385
Capital Stock (par value: $.01 a share):
Shares authorized	5,000	10,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	N/A	N/A	$ 348,377
Shares issued and outstanding			35,159
Net Asset Value per share			$ 9.91
Class 2: Net Assets	$ 66,032	$ 118,522	$ 2,008
Shares issued and outstanding	6,692	12,247	201
Net Asset Value per share	$ 9.87	$ 9.68	$ 9.97

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

		Government &
	Equity	High Quality
Amounts in thousands, except per share amounts	Income Account	Bond Account	Income Account
Investment in securities--at cost	$ 431,572	$ 236,740	$ 196,755
Assets
Investment in securities--at value	$ 439,992	$ 246,283	$ 208,787
Cash	80	468	60
Receivables:
Dividends and interest	1,587	878	2,736
Fund shares sold	2,134	22	17
Investment securities sold	1,325	6,884	–
Total Assets	445,118	254,535	211,600
Liabilities
Accrued management and investment advisory fees	191	94	87
Accrued distribution fees	5	–	1
Accrued directors' expenses	1	2	–
Accrued other expenses	1	2	1
Payables:
Fund shares redeemed	144	2,017	569
Investment securities purchased	466	6,555	–
Total Liabilities	808	8,670	658
Net Assets Applicable to Outstanding Shares	$ 444,310	$ 245,865	$ 210,942

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 540,719	$ 249,906	$ 197,891
Accumulated undistributed (overdistributed) net investment income (loss)	7,883	14,520	5,264
Accumulated undistributed (overdistributed) net realized gain (loss)	(112,712)	(28,104)	(4,245)
Net unrealized appreciation (depreciation) of investments	8,420	9,543	12,032
Total Net Assets	$ 444,310	$ 245,865	$ 210,942
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 417,448	$ 245,865	$ 205,447
Shares issued and outstanding	33,060	22,205	19,819
Net Asset Value per share	$ 12.63	$ 11.07	$ 10.37
Class 2: Net Assets	$ 26,862	N/A	$ 5,495
Shares issued and outstanding	2,139		532
Net Asset Value per share	$ 12.56		$ 10.33

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

	International	International
	Emerging	SmallCap	LargeCap Blend
Amounts in thousands, except per share amounts	Markets Account	Account	Account II
Investment in securities--at cost	$ 138,928	$ 90,080	$ 160,092
Foreign currency--at cost	$ 574	$ 129	$ –
Assets
Investment in securities--at value	$ 148,343	$ 88,780	$ 155,947
Foreign currency--at value	579	130	–
Cash	26	21	2,564
Receivables:
Dividends and interest	522	212	191
Expense reimbursement from Manager	–	13	3
Fund shares sold	18	6	3,639
Investment securities sold	792	11,064	13
Total Assets	150,280	100,226	162,357
Liabilities
Accrued management and investment advisory fees	159	93	104
Accrued other expenses	39	59	1
Payables:
Fund shares redeemed	157	184	2
Investment securities purchased	419	9,337	189
Variation margin on futures contracts	–	–	33
Total Liabilities	774	9,673	329
Net Assets Applicable to Outstanding Shares	$ 149,506	$ 90,553	$ 162,028

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 182,500	$ 145,259	$ 227,681
Accumulated undistributed (overdistributed) net investment income (loss)	515	1,743	910
Accumulated undistributed (overdistributed) net realized gain (loss)	(42,915)	(55,148)	(62,282)
Net unrealized appreciation (depreciation) of investments	9,415	(1,300)	(4,281)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(9)	(1)	–
Total Net Assets	$ 149,506	$ 90,553	$ 162,028
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 149,506	$ 90,553	$ 161,287
Shares issued and outstanding	10,953	8,126	28,515
Net Asset Value per share	$ 13.65	$ 11.14	$ 5.66
Class 2: Net Assets	N/A	N/A	$ 741
Shares issued and outstanding			130
Net Asset Value per share			$ 5.69

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

		LargeCap	LargeCap S&P
	LargeCap	Growth	500 Index
Amounts in thousands, except per share amounts	Growth Account	Account I	Account
Investment in securities--at cost	$ 157,306	$ 192,183	$ 199,810
Assets
Investment in securities--at value	$ 172,170	$ 207,198	$ 183,206
Cash	13	1,476	14
Receivables:
Dividends and interest	96	111	228
Expense reimbursement from Manager	–	3	–
Fund shares sold	109	6	1,805
Investment securities sold	–	634	13
Total Assets	172,388	209,428	185,266
Liabilities
Accrued management and investment advisory fees	103	139	37
Accrued other expenses	2	1	5
Payables:
Fund shares redeemed	48	184	45
Investment securities purchased	–	947	168
Variation margin on futures contracts	–	39	71
Total Liabilities	153	1,310	326
Net Assets Applicable to Outstanding Shares	$ 172,235	$ 208,118	$ 184,940

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 236,905	$ 243,368	$ 208,330
Accumulated undistributed (overdistributed) net investment income (loss)	(40)	66	1,252
Accumulated undistributed (overdistributed) net realized gain (loss)	(79,494)	(50,100)	(7,665)
Net unrealized appreciation (depreciation) of investments	14,864	14,784	(16,977)
Total Net Assets	$ 172,235	$ 208,118	$ 184,940
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 171,693	$ 208,118	$ 184,940
Shares issued and outstanding	14,388	12,445	25,268
Net Asset Value per share	$ 11.93	$ 16.72	$ 7.32
Class 2: Net Assets	$ 542	N/A	N/A
Shares issued and outstanding	45
Net Asset Value per share	$ 11.93

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

	LargeCap	LargeCap Value	MidCap
Amounts in thousands, except per share amounts	Value Account	Account III	Blend Account
Investment in securities--at cost	$ 152,018	$ 253,920	$ 357,241
Foreign currency--at cost	$ –	$ –	$ 4
Assets
Investment in securities--at value	$ 142,533	$ 246,229	$ 358,761
Foreign currency--at value	–	–	4
Cash	11	2,167	35
Receivables:
Dividends and interest	211	362	162
Expense reimbursement from Manager	–	3	–
Fund shares sold	454	3,701	6
Investment securities sold	1,457	380	509
Prepaid expenses	–	5	–
Total Assets	144,666	252,847	359,477
Liabilities
Accrued management and investment advisory fees	74	161	178
Accrued distribution fees	–	–	2
Accrued directors' expenses	–	–	1
Accrued other expenses	3	–	1
Payables:
Fund shares redeemed	76	67	750
Investment securities purchased	2,177	2,693	822
Variation margin on futures contracts	11	79	–
Total Liabilities	2,341	3,000	1,754
Net Assets Applicable to Outstanding Shares	$ 142,325	$ 249,847	$ 357,723

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 206,601	$ 332,447	$ 351,767
Accumulated undistributed (overdistributed) net investment income (loss)	1,116	1,607	(1,525)
Accumulated undistributed (overdistributed) net realized gain (loss)	(55,876)	(76,113)	5,961
Net unrealized appreciation (depreciation) of investments	(9,516)	(8,094)	1,520
Total Net Assets	$ 142,325	$ 249,847	$ 357,723
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	105,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 142,325	$ 249,847	$ 347,925
Shares issued and outstanding	7,217	31,228	11,053
Net Asset Value per share	$ 19.72	$ 8.00	$ 31.48
Class 2: Net Assets	N/A	N/A	$ 9,798
Shares issued and outstanding			312
Net Asset Value per share			$ 31.43

See accompanying notes.

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

	MidCap Growth	MidCap Value	Money
Amounts in thousands, except per share amounts	Account I	Account II	Market Account
Investment in securities--at cost	$ 46,770	$ 88,100	$ 329,632
Assets
Investment in securities--at value	$ 46,078	$ 86,117	$ 329,632
Cash	136	10	7
Receivables:
Dividends and interest	31	148	37
Expense reimbursement from Manager	–	15	27
Fund shares sold	1	1,085	300
Investment securities sold	26,536	51,579	–
Total Assets	72,782	138,954	330,003
Liabilities
Accrued management and investment advisory fees	37	81	119
Accrued distribution fees	–	–	1
Accrued directors' expenses	–	–	4
Accrued other expenses	2	36	15
Payables:
Fund shares redeemed	224	77	241
Investment securities purchased	25,471	49,234	–
Total Liabilities	25,734	49,428	380
Net Assets Applicable to Outstanding Shares	$ 47,048	$ 89,526	$ 329,623

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 59,241	$ 129,836	$ 329,881
Accumulated undistributed (overdistributed) net investment income (loss)	199	1,619	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(11,700)	(39,946)	(258)
Net unrealized appreciation (depreciation) of investments	(692)	(1,983)	–
Total Net Assets	$ 47,048	$ 89,526	$ 329,623
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	1,500,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 47,048	$ 89,526	$ 326,688
Shares issued and outstanding	5,934	8,782	326,944
Net Asset Value per share	$ 7.93	$ 10.19	$ 1.00
Class 2: Net Assets	N/A	N/A	$ 2,935
Shares issued and outstanding			2,937
Net Asset Value per share			$ 1.00

See accompanying notes.

7

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

	Mortgage	Principal Capital	Principal
	Securities	Appreciation	LifeTime 2010
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$ 240,691	$ 72,861	$ –
Investment in affiliated securities--at cost	$ –	$ –	$ 50,494
Assets
Investment in securities--at value	$ 250,796	$ 92,032	$ –
Investment in affiliated securities--at value	–	–	43,593
Cash	450	11	–
Receivables:
Dividends and interest	1,145	92	65
Fund shares sold	–	36	28
Investment securities sold	56	41	–
Total Assets	252,447	92,212	43,686
Liabilities
Accrued management and investment advisory fees	104	50	1
Accrued distribution fees	–	2	–
Accrued other expenses	1	3	–
Payables:
Fund shares redeemed	838	74	71
Investment securities purchased	–	100	–
Total Liabilities	943	229	72
Net Assets Applicable to Outstanding Shares	$ 251,504	$ 91,983	$ 43,614

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 243,483	$ 70,273	$ 55,935
Accumulated undistributed (overdistributed) net investment income (loss)	4,441	424	310
Accumulated undistributed (overdistributed) net realized gain (loss)	(6,525)	2,115	(5,730)
Net unrealized appreciation (depreciation) of investments	10,105	19,171	(6,901)
Total Net Assets	$ 251,504	$ 91,983	$ 43,614
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 249,999	$ 85,886	$ 43,614
Shares issued and outstanding	23,818	4,808	4,778
Net Asset Value per share	$ 10.50	$ 17.86	$ 9.13
Class 2: Net Assets	$ 1,505	$ 6,097	N/A
Shares issued and outstanding	143	343
Net Asset Value per share	$ 10.51	$ 17.79

See accompanying notes.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

	Principal	Principal	Principal
	LifeTime 2020	LifeTime 2030	LifeTime 2040
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in affiliated securities--at cost	$ 211,413	$ 72,780	$ 21,033
Assets
Investment in affiliated securities--at value	$ 176,361	$ 66,397	$ 17,069
Receivables:
Dividends and interest	194	48	8
Fund shares sold	83	32	5
Total Assets	176,638	66,477	17,082
Liabilities
Accrued management and investment advisory fees	5	2	–
Payables:
Fund shares redeemed	269	77	1
Total Liabilities	274	79	1
Net Assets Applicable to Outstanding Shares	$ 176,364	$ 66,398	$ 17,081

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 229,611	$ 74,261	$ 22,871
Accumulated undistributed (overdistributed) net investment income (loss)	907	221	44
Accumulated undistributed (overdistributed) net realized gain (loss)	(19,102)	(1,701)	(1,870)
Net unrealized appreciation (depreciation) of investments	(35,052)	(6,383)	(3,964)
Total Net Assets	$ 176,364	$ 66,398	$ 17,081
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 176,364	$ 66,398	$ 17,081
Shares issued and outstanding	18,906	7,230	1,847
Net Asset Value per share	$ 9.33	$ 9.18	$ 9.25

See accompanying notes.

9

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

		Principal
	Principal	LifeTime	Real Estate
	LifeTime 2050	Strategic Income	Securities
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$ –	$ –	$ 143,006
Investment in affiliated securities--at cost	$ 13,195	$ 27,949	$ –
Assets
Investment in securities--at value	$ –	$ –	$ 154,080
Investment in affiliated securities--at value	10,650	25,956	–
Cash	–	–	21
Receivables:
Dividends and interest	3	55	460
Fund shares sold	1	15	5
Investment securities sold	–	–	547
Total Assets	10,654	26,026	155,113
Liabilities
Accrued management and investment advisory fees	1	1	120
Accrued other expenses	–	–	2
Payables:
Fund shares redeemed	–	102	275
Investment securities purchased	–	–	288
Total Liabilities	1	103	685
Net Assets Applicable to Outstanding Shares	$ 10,653	$ 25,923	$ 154,428

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 14,271	$ 30,314	$ 194,574
Accumulated undistributed (overdistributed) net investment income (loss)	19	248	1,552
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,092)	(2,646)	(52,772)
Net unrealized appreciation (depreciation) of investments	(2,545)	(1,993)	11,074
Total Net Assets	$ 10,653	$ 25,923	$ 154,428
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 10,653	$ 25,923	$ 153,954
Shares issued and outstanding	1,171	2,758	13,727
Net Asset Value per share	$ 9.10	$ 9.40	$ 11.22
Class 2: Net Assets	N/A	N/A	$ 474
Shares issued and outstanding			42
Net Asset Value per share			$ 11.28

See accompanying notes.

10

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

		SAM
		Conservative	SAM
	SAM Balanced	Balanced	Conservative
Amounts in thousands, except per share amounts	Portfolio	Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$ 823,237	$ 160,488	$ 203,641
Assets
Investment in affiliated securities--at value	$ 826,106	$ 167,951	$ 192,808
Receivables:
Dividends and interest	503	125	67
Fund shares sold	12	37	19
Total Assets	826,621	168,113	192,894
Liabilities
Accrued management and investment advisory fees	162	33	38
Accrued distribution fees	21	3	16
Accrued directors' expenses	5	–	1
Accrued other expenses	1	–	–
Payables:
Fund shares redeemed	1,195	249	230
Total Liabilities	1,384	285	285
Net Assets Applicable to Outstanding Shares	$ 825,237	$ 167,828	$ 192,609

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 846,465	$ 167,296	$ 220,981
Accumulated undistributed (overdistributed) net investment income (loss)	5,598	1,403	849
Accumulated undistributed (overdistributed) net realized gain (loss)	(29,695)	(8,334)	(18,388)
Net unrealized appreciation (depreciation) of investments	2,869	7,463	(10,833)
Total Net Assets	$ 825,237	$ 167,828	$ 192,609
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 724,432	$ 153,593	$ 117,730
Shares issued and outstanding	56,047	14,712	9,226
Net Asset Value per share	$ 12.93	$ 10.44	$ 12.76
Class 2: Net Assets	$ 100,805	$ 14,235	$ 74,879
Shares issued and outstanding	7,843	1,372	5,908
Net Asset Value per share	$ 12.85	$ 10.38	$ 12.67

See accompanying notes.

11

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio	Bond Account
Investment in securities--at cost	$ –	$ –	$ 132,925
Investment in affiliated securities--at cost	$ 176,536	$ 130,289	$ –
Assets
Investment in securities--at value	$ –	$ –	$ 134,065
Investment in affiliated securities--at value	188,626	121,093	–
Receivables:
Dividends and interest	179	42	667
Fund shares sold	67	33	7
Investment securities sold	–	–	859
Total Assets	188,872	121,168	135,598
Liabilities
Accrued management and investment advisory fees	37	24	54
Accrued distribution fees	4	13	–
Accrued other expenses	–	–	3
Cash overdraft	–	–	28
Payables:
Fund shares redeemed	375	52	5,150
Investment securities purchased	–	–	801
Total Liabilities	416	89	6,036
Net Assets Applicable to Outstanding Shares	$ 188,456	$ 121,079	$ 129,562

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 184,043	$ 141,039	$ 145,425
Accumulated undistributed (overdistributed) net investment income (loss)	1,838	441	5,036
Accumulated undistributed (overdistributed) net realized gain (loss)	(9,515)	(11,205)	(22,039)
Net unrealized appreciation (depreciation) of investments	12,090	(9,196)	1,140
Total Net Assets	$ 188,456	$ 121,079	$ 129,562
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 168,608	$ 64,358	$ 129,562
Shares issued and outstanding	14,673	4,720	14,309
Net Asset Value per share	$ 11.49	$ 13.64	$ 9.05
Class 2: Net Assets	$ 19,848	$ 56,721	N/A
Shares issued and outstanding	1,736	4,182
Net Asset Value per share	$ 11.43	$ 13.56

See accompanying notes.

12

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

			SmallCap
	Short-Term	SmallCap	Growth
Amounts in thousands, except per share amounts	Income Account	Blend Account	Account II
Investment in securities--at cost	$ 105,010	$ 45,337	$ 64,090
Assets
Investment in securities--at value	$ 106,670	$ 48,793	$ 70,025
Cash	11	56	3,563
Receivables:
Dividends and interest	809	49	13
Expense reimbursement from Manager	–	–	1
Fund shares sold	33	1	8
Investment securities sold	–	176	224
Variation margin on futures contracts	4	2	14
Prepaid expenses	–	–	5
Total Assets	107,527	49,077	73,853
Liabilities
Accrued management and investment advisory fees	45	36	64
Accrued other expenses	1	4	–
Payables:
Fund shares redeemed	887	38	81
Investment securities purchased	749	233	448
Variation margin on futures contracts	–	7	58
Total Liabilities	1,682	318	651
Net Assets Applicable to Outstanding Shares	$ 105,845	$ 48,759	$ 73,202

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 103,799	$ 67,743	$ 122,357
Accumulated undistributed (overdistributed) net investment income (loss)	1,324	77	(268)
Accumulated undistributed (overdistributed) net realized gain (loss)	(867)	(22,513)	(54,585)
Net unrealized appreciation (depreciation) of investments	1,589	3,452	5,698
Total Net Assets	$ 105,845	$ 48,759	$ 73,202
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 103,962	$ 48,759	$ 70,815
Shares issued and outstanding	41,393	7,420	8,355
Net Asset Value per share	$ 2.51	$ 6.57	$ 8.48
Class 2: Net Assets	$ 1,883	N/A	$ 2,387
Shares issued and outstanding	752		284
Net Asset Value per share	$ 2.51		$ 8.40

See accompanying notes.

13

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

		SmallCap
Amounts in thousands, except per share amounts		Value Account I
Investment in securities--at cost		$ 125,877
Assets
Investment in securities--at value		$ 123,832
Cash		1,318
Receivables:
Dividends and interest		193
Expense reimbursement from Manager		18
Fund shares sold		732
Investment securities sold		1,086
Variation margin on futures contracts		17
	Total Assets	127,196
Liabilities
Accrued management and investment advisory fees		119
Accrued other expenses		1
Payables:
Fund shares redeemed		117
Investment securities purchased		1,192
Variation margin on futures contracts		68
	Total Liabilities	1,497
Net Assets Applicable to Outstanding Shares		$ 125,699

Net Assets Consist of:
Capital Shares and additional paid-in-capital		$ 167,643
Accumulated undistributed (overdistributed) net investment income (loss)		338
Accumulated undistributed (overdistributed) net realized gain (loss)		(40,112)
Net unrealized appreciation (depreciation) of investments		(2,170)
	Total Net Assets	$ 125,699
Capital Stock (par value: $.01 a share):
Shares authorized		300,000
Net Asset Value Per Share:
Class 1: Net Assets		$ 125,551
Shares issued and outstanding		11,713
Net Asset Value per share		$ 10.72
Class 2: Net Assets		$ 148
Shares issued and outstanding		14
Net Asset Value per share		$ 10.72

See accompanying notes.

14

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	Asset		Bond & Mortgage
Amounts in thousands	Allocation Account	Balanced Account	Securities Account
Net Investment Income (Loss)
Income:
Dividends	$ 407	$ 338	$ 15
Withholding tax	(18)	–	–
Interest	419	528	8,614
Total Income	808	866	8,629
Expenses:
Management and investment advisory fees	256	172	741
Custodian fees	15	16	9
Directors' expenses	1	1	4
Professional fees	5	–	–
Other expenses	1	–	2
Total Expenses	278	189	756
Net Investment Income (Loss)	530	677	7,873

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	448	1,798	(1,967)
Foreign currency transactions	(188)	–	–
Futures contracts	(250)	(10)	(18)
Swap agreements	–	–	(663)
Change in unrealized appreciation/depreciation of:
Investments	(2,540)	(3,405)	17,493
Futures contracts	(620)	(3)	238
Swap agreements	–	–	673
Translation of assets and liabilities in foreign currencies	64	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(3,086)	(1,620)	15,756
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (2,556)	$ (943)	$ 23,629

See accompanying notes.

15

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

			Diversified
	Diversified	Diversified	International
Amounts in thousands	Balanced Account	Growth Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 56	$ 141	$ –
Dividends	–	–	6,534
Withholding tax	–	–	(761)
Interest	–	–	3
Total Income	56	141	5,776
Expenses:
Management and investment advisory fees	6	13	1,521
Distribution Fees - Class 2	33	62	3
Custodian fees	–	–	90
Directors' expenses	1	2	4
Professional fees	4	4	14
Other expenses	–	–	1
Total Gross Expenses	44	81	1,633
Less: Reimbursement from Manager - Class 2	3	4	–
Total Net Expenses	41	77	1,633
Net Investment Income (Loss)	15	64	4,143

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	–	5,053
Investment transactions in affiliated securities	–	5	–
Foreign currency transactions	–	–	(94)
Change in unrealized appreciation/depreciation of:
Investments	–	–	(56,479)
Investments in affiliated securities	(1,818)	(5,564)	–
Translation of assets and liabilities in foreign currencies	–	–	(26)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(1,818)	(5,559)	(51,546)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,803)	$ (5,495)	$ (47,403)

See accompanying notes.

16

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

		Government &
	Equity	High Quality
Amounts in thousands	Income Account	Bond Account	Income Account
Net Investment Income (Loss)
Income:
Dividends	$ 8,220	$ –	$ –
Interest	52	4,997	6,727
Total Income	8,272	4,997	6,727
Expenses:
Management and investment advisory fees	1,140	564	516
Distribution Fees - Class 2	37	N/A	7
Custodian fees	2	2	2
Directors' expenses	4	4	1
Professional fees	–	1	1
Other expenses	1	1	–
Total Expenses	1,184	572	527
Net Investment Income (Loss)	7,088	4,425	6,200

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(365)	(4,786)	(1,382)
Foreign currency transactions	–	–	1
Futures contracts	–	734	–
Change in unrealized appreciation/depreciation of:
Investments	(24,211)	12,271	5,551
Futures contracts	–	422	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(24,576)	8,641	4,170
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (17,488)	$ 13,066	$ 10,370

See accompanying notes.

17

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	International
	Emerging	International	LargeCap
Amounts in thousands	Markets Account	SmallCap Account	Blend Account II
Net Investment Income (Loss)
Income:
Dividends	$ 2,031	$ 1,516	$ 1,665
Withholding tax	(195)	(179)	–
Interest	–	2	2
Total Income	1,836	1,339	1,667
Expenses:
Management and investment advisory fees	1,013	600	673
Distribution Fees - Class 2	N/A	N/A	1
Custodian fees	78	50	10
Directors' expenses	2	2	3
Professional fees	12	11	–
Other expenses	3	–	1
Total Gross Expenses	1,108	663	688
Less: Reimbursement from Manager	–	–	16
Less: Reimbursement from Manager - Class 1	–	83	–
Total Net Expenses	1,108	580	672
Net Investment Income (Loss)	728	759	995

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	11,005	10,880	3,561
Foreign currency transactions	(113)	(9)	–
Futures contracts	–	–	(311)
Change in unrealized appreciation/depreciation of:
Investments	(25,138)	(17,593)	(17,198)
Futures contracts	–	–	(148)
Translation of assets and liabilities in foreign currencies	(10)	3	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(14,256)	(6,719)	(14,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (13,528)	$ (5,960)	$ (13,101)

See accompanying notes.

18

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	LargeCap	LargeCap	LargeCap S&P 500
Amounts in thousands	Growth Account	Growth Account I	Index Account
Net Investment Income (Loss)
Income:
Dividends	$ 702	$ 915	$ 1,460
Interest	4	3	4
Total Income	706	918	1,464
Expenses:
Management and investment advisory fees	740	855	189
Distribution Fees - Class 2	1	N/A	N/A
Custodian fees	2	7	6
Directors' expenses	2	3	2
Professional fees	1	1	–
Other expenses	–	1	1
Total Gross Expenses	746	867	198
Less: Reimbursement from Manager	–	18	–
Total Net Expenses	746	849	198
Net Investment Income (Loss)	(40)	69	1,266

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	20,764	12,481	390
Futures contracts	–	221	(227)
Change in unrealized appreciation/depreciation of:
Investments	(28,705)	(26,957)	(15,438)
Futures contracts	–	(287)	(388)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(7,941)	(14,542)	(15,663)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (7,981)	$ (14,473)	$ (14,397)

See accompanying notes.

19

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	LargeCap	LargeCap	MidCap
Amounts in thousands	Value Account	Value Account III	Blend Account
Net Investment Income (Loss)
Income:
Dividends	$ 1,610	$ 2,537	$ 2,039
Interest	2	6	1
Total Income	1,612	2,543	2,040
Expenses:
Management and investment advisory fees	471	929	1,116
Distribution Fees - Class 2	N/A	N/A	13
Custodian fees	3	7	4
Directors' expenses	2	2	5
Professional fees	1	–	–
Shareholder meeting expense	–	–	1
Other expenses	1	1	2
Total Gross Expenses	478	939	1,141
Less: Reimbursement from Manager	–	15	–
Total Net Expenses	478	924	1,141
Net Investment Income (Loss)	1,134	1,619	899

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	3,596	9,128	13,222
Foreign currency transactions	–	–	(1)
Futures contracts	(178)	(418)	–
Change in unrealized appreciation/depreciation of:
Investments	(15,409)	(32,841)	(5,017)
Futures contracts	(37)	(397)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(12,028)	(24,528)	8,204
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (10,894)	$ (22,909)	$ 9,103

See accompanying notes.

20

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	MidCap	MidCap	Money
Amounts in thousands	Growth Account I	Value Account II	Market Account
Net Investment Income (Loss)
Income:
Dividends	$ 270	$ 978	$ –
Interest	–	–	528
Total Income	270	978	528
Expenses:
Management and investment advisory fees	232	512	753
Distribution Fees - Class 2	N/A	N/A	4
Custodian fees	1	3	3
Directors' expenses	1	2	6
Professional fees	1	1	12
Shareholder meeting expense	–	33	–
Other expenses	–	–	3
Total Gross Expenses	235	551	781
Less: Reimbursement from Manager - Class 1	–	58	246
Less: Reimbursement from Manager - Class 2	N/A	N/A	3
Less: Reimbursement from Underwriter - Class 2	N/A	N/A	4
Total Net Expenses	235	493	528
Net Investment Income (Loss)	35	485	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	1,935	10,567	–
Other investment companies	–	–	44
Change in unrealized appreciation/depreciation of:
Investments	(3,014)	(12,257)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(1,079)	(1,690)	44
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,044)	$ (1,205)	$ 44

See accompanying notes.

21

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

		Principal Capital	Principal
	Mortgage	Appreciation	LifeTime 2010
Amounts in thousands	Securities Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ –	$ 337
Dividends	–	763	–
Interest	5,310	2	–
Total Income	5,310	765	337
Expenses:
Management and investment advisory fees	609	316	7
Distribution Fees - Class 2	2	9	N/A
Custodian fees	2	5	–
Directors' expenses	1	1	1
Professional fees	1	1	–
Total Expenses	615	332	8
Net Investment Income (Loss)	4,695	433	329

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	241	2,713	–
Investment transactions in affiliated securities	–	–	(3,032)
Change in unrealized appreciation/depreciation of:
Investments	7,041	(9,858)	–
Investments in affiliated securities	–	–	2,296
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	7,282	(7,145)	(736)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 11,977	$ (6,712)	$ (407)

See accompanying notes.

22

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2020 Account	2030 Account	2040 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 1,010	$ 249	$ 52
Total Income	1,010	249	52
Expenses:
Management and investment advisory fees	27	10	3
Directors' expenses	3	1	–
Professional fees	–	1	1
Other expenses	1	–	–
Total Expenses	31	12	4
Net Investment Income (Loss)	979	237	48

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(11,993)	(1,422)	(1,218)
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	6,265	(1,964)	137
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(5,728)	(3,386)	(1,081)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (4,749)	$ (3,149)	$ (1,033)

See accompanying notes.

23

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

		Principal
	Principal LifeTime	LifeTime Strategic	Real Estate
Amounts in thousands	2050 Account	Income Account	Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 24	$ 266	$ –
Dividends	–	–	2,857
Total Income	24	266	2,857
Expenses:
Management and investment advisory fees	2	4	720
Custodian fees	–	–	2
Directors' expenses	–	1	2
Professional fees	1	–	–
Other expenses	–	–	2
Total Expenses	3	5	726
Net Investment Income (Loss)	21	261	2,131

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	–	8,245
Investment transactions in affiliated securities	(750)	(1,380)	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	(2,337)
Investments in affiliated securities	43	1,663	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(707)	283	5,908
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (686)	$ 544	$ 8,039

See accompanying notes.

24

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	SAM	SAM Conservative	SAM Conservative
Amounts in thousands	Balanced Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 7,057	$ 1,705	$ 1,264
Total Income	7,057	1,705	1,264
Expenses:
Management and investment advisory fees	994	202	242
Distribution Fees - Class 2	135	19	100
Directors' expenses	11	3	3
Professional fees	1	1	1
Other expenses	4	1	1
Total Expenses	1,145	226	347
Net Investment Income (Loss)	5,912	1,479	917

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(5,836)	(710)	(2,046)
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	(19,311)	(713)	(7,499)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(25,147)	(1,423)	(9,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (19,235)	$ 56	$ (8,628)

See accompanying notes.

25

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands	Income Portfolio	Growth Portfolio	Bond Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 2,184	$ 701	$ –
Interest	–	–	1,796
Total Income	2,184	701	1,796
Expenses:
Management and investment advisory fees	214	148	322
Distribution Fees - Class 2	26	76	N/A
Custodian fees	–	–	2
Directors' expenses	3	2	2
Professional fees	1	1	1
Other expenses	1	1	1
Total Expenses	245	228	328
Net Investment Income (Loss)	1,939	473	1,468

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	–	(7,089)
Investment transactions in affiliated securities	744	(1,323)	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	8,438
Investments in affiliated securities	320	(6,655)	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	1,064	(7,978)	1,349
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 3,003	$ (7,505)	$ 2,817

See accompanying notes.

26

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	Short-Term	SmallCap	SmallCap
Amounts in thousands	Income Account	Blend Account	Growth Account II
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 307	$ 136
Interest	1,588	1	1
Total Income	1,588	308	137
Expenses:
Management and investment advisory fees	218	227	400
Distribution Fees - Class 2	2	N/A	3
Custodian fees	2	5	8
Directors' expenses	1	1	1
Professional fees	1	–	1
Total Gross Expenses	224	233	413
Less: Reimbursement from Manager	–	–	8
Total Net Expenses	224	233	405
Net Investment Income (Loss)	1,364	75	(268)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	462	3,072	4,915
Futures contracts	(111)	18	11
Change in unrealized appreciation/depreciation of:
Investments	771	(3,884)	(6,978)
Futures contracts	(195)	(27)	(353)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	927	(821)	(2,405)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,291	$ (746)	$ (2,673)

See accompanying notes.

27

STATEMENTS OF OPERATIONS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. Six Months Ended June 30, 2010 (unaudited)

SmallCap
Amounts in thousands	Value Account I
Net Investment Income (Loss)
Income:
Dividends	$ 1,051
Interest	3
Total Income	1,054
Expenses:
Management and investment advisory fees	744
Custodian fees	27
Directors' expenses	2
Other expenses	1
Total Gross Expenses	774
Less: Reimbursement from Manager	14
Less: Reimbursement from Manager - Class 1	82
Total Net Expenses	678
Net Investment Income (Loss)	376

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	5,189
Futures contracts	(55)
Change in unrealized appreciation/depreciation of:
Investments	(5,661)
Futures contracts	(340)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(867)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (491)

See accompanying notes.

28

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Asset Allocation Account		Balanced Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 530	$ 1,158	$ 677	$ 1,570
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	10	2,508	1,788	(7,413)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(3,096)	6,821	(3,408)	16,041
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,556)	10,487	(943)	10,198

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,535)	(1,822)	(1,548)	(2,647)
Total Dividends and Distributions	(1,535)	(1,822)	(1,548)	(2,647)

Capital Share Transactions
Shares sold:
Class 1	1,541	4,591	3,183	2,590
Shares issued in reinvestment of dividends and distributions:
Class 1	1,535	1,822	1,548	2,647
Shares redeemed:
Class 1	(5,878)	(11,590)	(7,245)	(11,440)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,802)	(5,177)	(2,514)	(6,203)
Total Increase (Decrease)	(6,893)	3,488	(5,005)	1,348

Net Assets
Beginning of period	66,556	63,068	58,147	56,799
End of period (including undistributed net investment income as set forth below)	$ 59,663	$ 66,556	$ 53,142	$ 58,147
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 332	$ 1,500	$ 630	$ 1,485

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	133	442	247	230
Shares issued in reinvestment of dividends and distributions:
Class 1	138	181	127	250
Shares redeemed:
Class 1	(509)	(1,151)	(569)	(1,066)
Net Increase (Decrease)	(238)	(528)	(195)	(586)

See accompanying notes.

29

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Bond & Mortgage
Amounts in thousands	Securities Account		Diversified Balanced Account
	Period	Year Ended	Period	Period Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009(a)
Operations
Net investment income (loss)	$ 7,873	$ 16,922	$ 15	$ –
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(2,648)	(20,994)	–	–
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	18,404	64,165	(1,818)	–
Net Increase (Decrease) in Net Assets Resulting from Operations	23,629	60,093	(1,803)	–

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(4,137)	(37,041)	N/A	N/A
Total Dividends and Distributions	(4,137)	(37,041)	–	–

Capital Share Transactions
Shares sold:
Class 1	10,611	22,076	N/A	N/A
Class 2	N/A	N/A	69,671	10
Shares issued in reinvestment of dividends and distributions:
Class 1	4,137	37,041	N/A	N/A
Shares redeemed:
Class 1	(35,411)	(78,535)	N/A	N/A
Class 2	N/A	N/A	(1,846)	–
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(20,663)	(19,418)	67,825	10
Total Increase (Decrease)	(1,171)	3,634	66,022	10

Net Assets
Beginning of period	333,964	330,330	10	–
End of period (including undistributed net investment income as set forth below)	$ 332,793	$ 333,964	$ 66,032	$ 10
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 8,830	$ 4,839	$ 15	$ –

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,020	2,264	N/A	N/A
Class 2	N/A	N/A	6,877	1
Shares issued in reinvestment of dividends and distributions:
Class 1	396	3,913	N/A	N/A
Shares redeemed:
Class 1	(3,379)	(8,227)	N/A	N/A
Class 2	N/A	N/A	(186)	–
Net Increase (Decrease)	(1,963)	(2,050)	6,691	1

(a)	Period from December 30, 2009, date operations commenced, through December 31, 2009.

See accompanying notes.

30

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Diversified
Amounts in thousands	Diversified Growth Account		International Account
	Period	Period Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009(a)	30, 2010	2009
Operations
Net investment income (loss)	$ 64	$ –	$ 4,143	$ 5,627
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	5	–	4,959	(63,458)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(5,564)	–	(56,505)	134,821
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,495)	–	(47,403)	76,990

Dividends and Distributions to Shareholders
From net investment income:
Class 1	N/A	N/A	(368)	(14,663)
Class 2	–	–	(2)	(84)
Total Dividends and Distributions	–	–	(370)	(14,747)

Capital Share Transactions
Shares sold:
Class 1	N/A	N/A	52,233	39,843
Class 2	124,007	10	104	376
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	N/A	368	14,663
Class 2	–	–	2	84
Shares redeemed:
Class 1	N/A	N/A	(20,902)	(38,597)
Class 2	–	–	(250)	(768)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	124,007	10	31,555	15,601
Total Increase (Decrease)	118,512	10	(16,218)	77,844

Net Assets
Beginning of period	10	–	366,603	288,759
End of period (including undistributed net investment income as set forth below)	$ 118,522	$ 10	$ 350,385	$ 366,603
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 64	$ –	$ 3,434	$ (245)

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	N/A	N/A	4,636	4,124
Class 2	12,246	1	10	36
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	N/A	36	1,466
Class 2	–	–	–	8
Shares redeemed:
Class 1	N/A	N/A	(1,922)	(4,135)
Class 2	–	–	(23)	(82)
Net Increase (Decrease)	12,246	1	2,737	1,417

(a)	Period from December 30, 2009, date operations commenced, through December 31, 2009.

See accompanying notes.

31

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Government & High Quality
Amounts in thousands	Equity Income Account		Bond Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 7,088	$ 11,704	$ 4,425	$ 10,235
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(365)	(44,476)	(4,052)	(20,594)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(24,211)	103,699	12,693	23,287
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,488)	70,927	13,066	12,928

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(3,278)	(19,206)	–	(15,687)
Class 2	(209)	(1,511)	N/A	N/A
Total Dividends and Distributions	(3,487)	(20,717)	–	(15,687)

Capital Share Transactions
Shares sold:
Class 1	58,993	58,175	12,246	25,505
Class 2	354	1,412	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	3,278	19,206	–	15,687
Class 2	209	1,511	N/A	N/A
Shares redeemed:
Class 1	(17,890)	(35,523)	(25,418)	(63,891)
Class 2	(3,446)	(10,263)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	41,498	34,518	(13,172)	(22,699)
Total Increase (Decrease)	20,523	84,728	(106)	(25,458)

Net Assets
Beginning of period	423,787	339,059	245,971	271,429
End of period (including undistributed net investment income as set forth below)	$ 444,310	$ 423,787	$ 245,865	$ 245,971
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 7,883	$ 4,282	$ 14,520	$ 9,900

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	4,287	5,150	1,138	2,437
Class 2	27	129	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	251	1,623	–	1,561
Class 2	16	129	N/A	N/A
Shares redeemed:
Class 1	(1,350)	(3,133)	(2,357)	(6,090)
Class 2	(258)	(924)	N/A	N/A
Net Increase (Decrease)	2,973	2,974	(1,219)	(2,092)

See accompanying notes.

32

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			International Emerging
Amounts in thousands	Income Account		Markets Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 6,200	$ 10,294	$ 728	$ 1,537
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(1,381)	(2,307)	10,892	(14,123)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	5,551	19,627	(25,148)	80,042
Net Increase (Decrease) in Net Assets Resulting from Operations	10,370	27,614	(13,528)	67,456

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,303)	(16,967)	(264)	(2,204)
Class 2	(62)	(657)	N/A	N/A
From net realized gain on investments:
Class 1	–	(198)	–	–
Class 2	–	(10)	N/A	N/A
Total Dividends and Distributions	(2,365)	(17,832)	(264)	(2,204)

Capital Share Transactions
Shares sold:
Class 1	11,383	63,001	8,425	26,441
Class 2	197	541	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	2,303	17,165	264	2,204
Class 2	62	667	N/A	N/A
Shares redeemed:
Class 1	(12,448)	(13,882)	(15,899)	(19,760)
Class 2	(1,244)	(3,356)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	253	64,136	(7,210)	8,885
Total Increase (Decrease)	8,258	73,918	(21,002)	74,137

Net Assets
Beginning of period	202,684	128,766	170,508	96,371
End of period (including undistributed net investment income as set forth below)	$ 210,942	$ 202,684	$ 149,506	$ 170,508
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 5,264	$ 1,401	$ 515	$ 164

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,117	6,442	575	2,332
Class 2	19	56	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	226	1,778	19	175
Class 2	6	70	N/A	N/A
Shares redeemed:
Class 1	(1,216)	(1,434)	(1,116)	(1,798)
Class 2	(122)	(347)	N/A	N/A
Net Increase (Decrease)	30	6,565	(522)	709

See accompanying notes.

33

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	International
Amounts in thousands	SmallCap Account		LargeCap Blend Account II
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 759	$ 1,230	$ 995	$ 2,465
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	10,871	(13,923)	3,250	(27,845)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(17,590)	38,815	(17,346)	68,536
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,960)	26,122	(13,101)	43,156

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,378)	(2,435)	(3,013)
Class 2	N/A	N/A	(9)	(10)
Total Dividends and Distributions	–	(2,378)	(2,444)	(3,023)

Capital Share Transactions
Shares sold:
Class 1	5,284	7,471	7,478	6,951
Class 2	N/A	N/A	33	61
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,378	2,435	3,013
Class 2	N/A	N/A	9	10
Shares redeemed:
Class 1	(10,751)	(16,676)	(16,638)	(26,257)
Class 2	N/A	N/A	(61)	(306)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,467)	(6,827)	(6,744)	(16,528)
Total Increase (Decrease)	(11,427)	16,917	(22,289)	23,605

Net Assets
Beginning of period	101,980	85,063	184,317	160,712
End of period (including undistributed net investment income as set forth below)	$ 90,553	$ 101,980	$ 162,028	$ 184,317
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 1,743	$ 993	$ 910	$ 2,359

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	425	758	1,237	1,378
Class 2	N/A	N/A	5	11
Shares issued in reinvestment of dividends and distributions:
Class 1	–	243	403	588
Class 2	N/A	N/A	2	2
Shares redeemed:
Class 1	(884)	(1,728)	(2,652)	(5,189)
Class 2	N/A	N/A	(10)	(59)
Net Increase (Decrease)	(459)	(727)	(1,015)	(3,269)

See accompanying notes.

34

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		LargeCap Growth Account I
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ (40)	$ 20	$ 69	$ 208
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	20,764	(40,564)	12,702	(19,845)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(28,705)	89,993	(27,244)	97,549
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,981)	49,449	(14,473)	77,912

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,447)	(122)	(89)
Class 2	–	(2)	N/A	N/A
From tax return of capital:
Class 1	–	(22)	–	–
Total Dividends and Distributions	–	(1,471)	(122)	(89)

Capital Share Transactions
Shares sold:
Class 1	8,470	41,368	19,173	13,445
Class 2	22	90	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,469	122	89
Class 2	–	2	N/A	N/A
Shares redeemed:
Class 1	(70,505)	(22,640)	(18,535)	(26,542)
Class 2	(76)	(142)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(62,089)	20,147	760	(13,008)
Total Increase (Decrease)	(70,070)	68,125	(13,835)	64,815

Net Assets
Beginning of period	242,305	174,180	221,953	157,138
End of period (including undistributed net investment income as set forth below)	$ 172,235	$ 242,305	$ 208,118	$ 221,953
Undistributed (Overdistributed) Net Investment Income (Loss)	$ (40)	$ –	$ 66	$ 119

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	658	3,810	1,054	917
Class 2	1	9	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	137	7	5
Shares redeemed:
Class 1	(5,177)	(2,167)	(1,023)	(1,922)
Class 2	(6)	(12)	N/A	N/A
Net Increase (Decrease)	(4,524)	1,777	38	(1,000)

See accompanying notes.

35

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	LargeCap
Amounts in thousands	S&P 500 Index Account		LargeCap Value Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 1,266	$ 2,058	$ 1,134	$ 3,067
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	163	(2,816)	3,418	(12,303)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(15,826)	24,953	(15,446)	30,486
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,397)	24,195	(10,894)	21,250

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(585)	(4,516)	(723)	(6,994)
Total Dividends and Distributions	(585)	(4,516)	(723)	(6,994)

Capital Share Transactions
Shares sold:
Class 1	94,133	11,964	11,616	9,219
Shares issued in reinvestment of dividends and distributions:
Class 1	585	4,516	723	6,994
Shares redeemed:
Class 1	(11,062)	(17,570)	(13,226)	(21,451)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	83,656	(1,090)	(887)	(5,238)
Total Increase (Decrease)	68,674	18,589	(12,504)	9,018

Net Assets
Beginning of period	116,266	97,677	154,829	145,811
End of period (including undistributed net investment income as set forth below)	$ 184,940	$ 116,266	$ 142,325	$ 154,829
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 1,252	$ 571	$ 1,116	$ 705

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	11,816	1,797	526	497
Shares issued in reinvestment of dividends and distributions:
Class 1	75	652	34	365
Shares redeemed:
Class 1	(1,384)	(2,660)	(600)	(1,163)
Net Increase (Decrease)	10,507	(211)	(40)	(301)

See accompanying notes.

36

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Account III		MidCap Blend Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 1,619	$ 3,666	$ 899	$ 2,297
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	8,710	(54,395)	13,221	(3,010)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(33,238)	87,489	(5,017)	85,120
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,909)	36,760	9,103	84,407

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(951)	(7,073)	(4,077)	(2,392)
Class 2	N/A	N/A	(109)	–
From net realized gain on investments:
Class 1	–	–	–	(14,827)
Total Dividends and Distributions	(951)	(7,073)	(4,186)	(17,219)

Capital Share Transactions
Shares sold:
Class 1	68,118	27,712	9,151	14,063
Class 2	N/A	N/A	314	132
Shares issued in acquisition:
Class 1	N/A	3,770	N/A	58,252
Class 2	N/A	N/A	N/A	9,705
Shares issued in reinvestment of dividends and distributions:
Class 1	951	7,073	4,077	17,219
Class 2	N/A	N/A	109	–
Shares redeemed:
Class 1	(22,892)	(26,519)	(49,296)	(46,377)
Class 2	N/A	N/A	(710)	(206)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	46,177	12,036	(36,355)	52,788
Total Increase (Decrease)	22,317	41,723	(31,438)	119,976

Net Assets
Beginning of period	227,530	185,807	389,161	269,185
End of period (including undistributed net investment income as set forth below)	$ 249,847	$ 227,530	$ 357,723	$ 389,161
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 1,607	$ 939	$ (1,525)	$ 1,763

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	7,420	3,699	279	518
Class 2	N/A	N/A	10	4
Shares issued in acquisition:
Class 1	N/A	548	N/A	1,938
Class 2	N/A	N/A	N/A	323
Shares issued in reinvestment of dividends and distributions:
Class 1	110	910	123	673
Class 2	N/A	N/A	3	–
Shares redeemed:
Class 1	(2,569)	(3,713)	(1,480)	(1,796)
Class 2	N/A	N/A	(21)	(7)
Net Increase (Decrease)	4,961	1,444	(1,086)	1,653

See accompanying notes.

37

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Growth Account I		MidCap Value Account II
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 35	$ 175	$ 485	$ 1,187
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	1,935	(8,204)	10,567	(14,001)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(3,014)	21,184	(12,257)	39,067
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,044)	13,155	(1,205)	26,253

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(67)	–	(1,573)
Total Dividends and Distributions	–	(67)	–	(1,573)

Capital Share Transactions
Shares sold:
Class 1	2,254	4,566	4,680	8,776
Shares issued in reinvestment of dividends and distributions:
Class 1	–	67	–	1,573
Shares redeemed:
Class 1	(4,732)	(7,573)	(10,187)	(19,378)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,478)	(2,940)	(5,507)	(9,029)
Total Increase (Decrease)	(3,522)	10,148	(6,712)	15,651

Net Assets
Beginning of period	50,570	40,422	96,238	80,587
End of period (including undistributed net investment income as set forth below)	$ 47,048	$ 50,570	$ 89,526	$ 96,238
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 199	$ 164	$ 1,619	$ 1,134

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	262	679	429	1,177
Shares issued in reinvestment of dividends and distributions:
Class 1	–	10	–	198
Shares redeemed:
Class 1	(560)	(1,185)	(927)	(2,320)
Net Increase (Decrease)	(298)	(496)	(498)	(945)

See accompanying notes.

38

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Money Market Account		Mortgage Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ –	$ 1,057	$ 4,695	$ 7,758
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	44	(4)	241	(63)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	–	–	7,041	3,538
Net Increase (Decrease) in Net Assets Resulting from Operations	44	1,053	11,977	11,233

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,033)	(1,777)	(15,563)
Class 2	–	(24)	(10)	(142)
Total Dividends and Distributions	–	(1,057)	(1,787)	(15,705)

Capital Share Transactions
Shares sold:
Class 1	65,323	184,696	19,418	91,667
Class 2	909	5,453	5	760
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,033	1,777	15,563
Class 2	–	24	10	142
Shares redeemed:
Class 1	(119,910)	(260,080)	(15,109)	(21,695)
Class 2	(2,210)	(16,262)	(251)	(1,297)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(55,888)	(85,136)	5,850	85,140
Total Increase (Decrease)	(55,844)	(85,140)	16,040	80,668

Net Assets
Beginning of period	385,467	470,607	235,464	154,796
End of period (including undistributed net investment income as set forth below)	$ 329,623	$ 385,467	$ 251,504	$ 235,464
Undistributed (Overdistributed) Net Investment Income (Loss)	$ –	$ –	$ 4,441	$ 1,198

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	65,323	184,696	1,892	8,919
Class 2	909	5,453	–	74
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,033	172	1,547
Class 2	–	24	1	14
Shares redeemed:
Class 1	(119,910)	(260,080)	(1,463)	(2,101)
Class 2	(2,210)	(16,262)	(24)	(125)
Net Increase (Decrease)	(55,888)	(85,136)	578	8,328

See accompanying notes.

39

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital		Principal
Amounts in thousands	Appreciation Account		LifeTime 2010 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 433	$ 811	$ 329	$ 1,987
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	2,713	550	(3,032)	(1,941)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(9,858)	21,431	2,296	8,318
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,712)	22,792	(407)	8,364

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(273)	(1,261)	(1,962)	(1,551)
Class 2	(18)	(65)	N/A	N/A
From net realized gain on investments:
Class 1	–	–	–	(67)
Total Dividends and Distributions	(291)	(1,326)	(1,962)	(1,618)

Capital Share Transactions
Shares sold:
Class 1	4,275	16,427	3,480	9,916
Class 2	151	461	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	273	1,261	1,962	1,618
Class 2	18	65	N/A	N/A
Shares redeemed:
Class 1	(6,168)	(8,635)	(2,804)	(7,048)
Class 2	(741)	(2,024)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,192)	7,555	2,638	4,486
Total Increase (Decrease)	(9,195)	29,021	269	11,232

Net Assets
Beginning of period	101,178	72,157	43,345	32,113
End of period (including undistributed net investment income as set forth below)	$ 91,983	$ 101,178	$ 43,614	$ 43,345
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 424	$ 282	$ 310	$ 1,943

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	222	1,038	352	1,191
Class 2	8	30	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	14	74	210	197
Class 2	1	4	N/A	N/A
Shares redeemed:
Class 1	(319)	(554)	(286)	(865)
Class 2	(38)	(128)	N/A	N/A
Net Increase (Decrease)	(112)	464	276	523

See accompanying notes.

40

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2020 Account		LifeTime 2030 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 979	$ 7,234	$ 237	$ 1,673
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(11,993)	(6,299)	(1,422)	(83)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	6,265	36,304	(1,964)	9,969
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,749)	37,239	(3,149)	11,559

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(7,159)	(5,072)	(1,667)	(776)
From net realized gain on investments:
Class 1	–	–	–	(51)
Total Dividends and Distributions	(7,159)	(5,072)	(1,667)	(827)

Capital Share Transactions
Shares sold:
Class 1	10,893	31,489	9,102	33,413
Shares issued in reinvestment of dividends and distributions:
Class 1	7,159	5,072	1,667	827
Shares redeemed:
Class 1	(7,667)	(17,396)	(4,464)	(5,567)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,385	19,165	6,305	28,673
Total Increase (Decrease)	(1,523)	51,332	1,489	39,405

Net Assets
Beginning of period	177,887	126,555	64,909	25,504
End of period (including undistributed net investment income as set forth below)	$ 176,364	$ 177,887	$ 66,398	$ 64,909
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 907	$ 7,087	$ 221	$ 1,651

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,074	3,737	908	3,932
Shares issued in reinvestment of dividends and distributions:
Class 1	742	606	174	101
Shares redeemed:
Class 1	(757)	(2,094)	(443)	(689)
Net Increase (Decrease)	1,059	2,249	639	3,344

See accompanying notes.

41

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2040 Account		LifeTime 2050 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 48	$ 421	$ 21	$ 248
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(1,218)	(501)	(750)	(256)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	137	3,537	43	2,340
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,033)	3,457	(686)	2,332

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(415)	(345)	(244)	(201)
Total Dividends and Distributions	(415)	(345)	(244)	(201)

Capital Share Transactions
Shares sold:
Class 1	3,695	3,359	1,401	2,687
Shares issued in reinvestment of dividends and distributions:
Class 1	415	345	244	201
Shares redeemed:
Class 1	(1,516)	(2,249)	(840)	(1,472)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,594	1,455	805	1,416
Total Increase (Decrease)	1,146	4,567	(125)	3,547

Net Assets
Beginning of period	15,935	11,368	10,778	7,231
End of period (including undistributed net investment income as set forth below)	$ 17,081	$ 15,935	$ 10,653	$ 10,778
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 44	$ 411	$ 19	$ 242

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	358	397	140	323
Shares issued in reinvestment of dividends and distributions:
Class 1	43	42	25	25
Shares redeemed:
Class 1	(148)	(277)	(84)	(185)
Net Increase (Decrease)	253	162	81	163

See accompanying notes.

42

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime
Amounts in thousands	Strategic Income Account		Real Estate Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 261	$ 1,285	$ 2,131	$ 3,637
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(1,380)	(1,056)	8,245	(28,679)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	1,663	3,461	(2,337)	60,400
Net Increase (Decrease) in Net Assets Resulting from Operations	544	3,690	8,039	35,358

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,269)	(1,034)	(1,787)	(5,224)
Class 2	N/A	N/A	(5)	(16)
From net realized gain on investments:
Class 1	–	(174)	–	–
Total Dividends and Distributions	(1,269)	(1,208)	(1,792)	(5,240)

Capital Share Transactions
Shares sold:
Class 1	3,290	8,353	6,811	19,852
Class 2	N/A	N/A	62	30
Shares issued in reinvestment of dividends and distributions:
Class 1	1,269	1,208	1,787	5,224
Class 2	N/A	N/A	5	16
Shares redeemed:
Class 1	(1,788)	(5,230)	(21,124)	(22,670)
Class 2	N/A	N/A	(95)	(239)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,771	4,331	(12,554)	2,213
Total Increase (Decrease)	2,046	6,813	(6,307)	32,331

Net Assets
Beginning of period	23,877	17,064	160,735	128,404
End of period (including undistributed net investment income as set forth below)	$ 25,923	$ 23,877	$ 154,428	$ 160,735
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 248	$ 1,256	$ 1,552	$ 1,213

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	334	947	595	2,396
Class 2	N/A	N/A	6	3
Shares issued in reinvestment of dividends and distributions:
Class 1	134	142	150	596
Class 2	N/A	N/A	–	2
Shares redeemed:
Class 1	(182)	(592)	(1,812)	(2,809)
Class 2	N/A	N/A	(8)	(26)
Net Increase (Decrease)	286	497	(1,069)	162

See accompanying notes.

43

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 5,912	$ 31,788	$ 1,479	$ 8,094
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(5,836)	(7,973)	(710)	(3,530)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(19,311)	120,422	(713)	21,570
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,235)	144,237	56	26,134

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(27,737)	(20,080)	(7,055)	(3,540)
Class 2	(3,663)	(4,062)	(631)	(447)
From net realized gain on investments:
Class 1	–	(15,098)	–	(1,600)
Class 2	–	(3,368)	–	(231)
Total Dividends and Distributions	(31,400)	(42,608)	(7,686)	(5,818)

Capital Share Transactions
Shares sold:
Class 1	54,951	271,287	16,660	72,314
Class 2	2,941	5,713	1,486	1,971
Shares issued in reinvestment of dividends and distributions:
Class 1	27,737	35,178	7,055	5,140
Class 2	3,663	7,430	631	678
Shares redeemed:
Class 1	(42,561)	(51,802)	(17,270)	(15,769)
Class 2	(10,091)	(31,181)	(3,207)	(6,070)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	36,640	236,625	5,355	58,264
Total Increase (Decrease)	(13,995)	338,254	(2,275)	78,580

Net Assets
Beginning of period	839,232	500,978	170,103	91,523
End of period (including undistributed net investment income as set forth below)	$ 825,237	$ 839,232	$ 167,828	$ 170,103
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 5,598	$ 31,086	$ 1,403	$ 7,610

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,941	22,108	1,505	7,400
Class 2	211	466	135	197
Shares issued in reinvestment of dividends and distributions:
Class 1	2,082	2,986	666	534
Class 2	277	634	60	71
Shares redeemed:
Class 1	(3,081)	(4,415)	(1,561)	(1,656)
Class 2	(731)	(2,602)	(288)	(640)
Net Increase (Decrease)	2,699	19,177	517	5,906

See accompanying notes.

44

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative
Amounts in thousands	Growth Portfolio		SAM Flexible Income Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 917	$ 6,731	$ 1,939	$ 10,399
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(2,046)	(8,832)	744	(7,013)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(7,499)	44,574	320	23,224
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,628)	42,473	3,003	26,610

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(4,198)	(5,635)	(9,070)	(5,703)
Class 2	(2,507)	(3,509)	(1,028)	(982)
From net realized gain on investments:
Class 1	–	(6,274)	–	(1,118)
Class 2	–	(4,190)	–	(214)
Total Dividends and Distributions	(6,705)	(19,608)	(10,098)	(8,017)

Capital Share Transactions
Shares sold:
Class 1	10,658	26,743	23,309	68,355
Class 2	2,946	5,689	917	2,024
Shares issued in reinvestment of dividends and distributions:
Class 1	4,198	11,909	9,070	6,821
Class 2	2,507	7,699	1,028	1,196
Shares redeemed:
Class 1	(16,249)	(27,537)	(14,048)	(32,456)
Class 2	(6,203)	(11,255)	(3,464)	(10,545)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,143)	13,248	16,812	35,395
Total Increase (Decrease)	(17,476)	36,113	9,717	53,988

Net Assets
Beginning of period	210,085	173,972	178,739	124,751
End of period (including undistributed net investment income as set forth below)	$ 192,609	$ 210,085	$ 188,456	$ 178,739
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 849	$ 6,637	$ 1,838	$ 9,997

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	760	2,207	1,927	6,236
Class 2	212	470	76	183
Shares issued in reinvestment of dividends and distributions:
Class 1	315	1,026	785	640
Class 2	189	668	90	113
Shares redeemed:
Class 1	(1,169)	(2,308)	(1,155)	(3,025)
Class 2	(447)	(938)	(287)	(990)
Net Increase (Decrease)	(140)	1,125	1,436	3,157

See accompanying notes.

45

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Strategic
Amounts in thousands	Growth Portfolio		Short-Term Bond Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 473	$ 3,226	$ 1,468	$ 3,789
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(1,323)	(4,222)	(7,089)	(10,733)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(6,655)	28,088	8,438	18,236
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,505)	27,092	2,817	11,292

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,731)	(1,995)	–	(7,521)
Class 2	(1,416)	(1,803)	N/A	N/A
From net realized gain on investments:
Class 1	–	(747)	–	–
Class 2	–	(736)	N/A	N/A
Total Dividends and Distributions	(3,147)	(5,281)	–	(7,521)

Capital Share Transactions
Shares sold:
Class 1	8,811	17,539	9,190	23,731
Class 2	2,882	6,699	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,731	2,742	–	7,521
Class 2	1,416	2,539	N/A	N/A
Shares redeemed:
Class 1	(6,724)	(10,170)	(12,675)	(22,753)
Class 2	(3,706)	(7,008)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,410	12,341	(3,485)	8,499
Total Increase (Decrease)	(6,242)	34,152	(668)	12,270

Net Assets
Beginning of period	127,321	93,169	130,230	117,960
End of period (including undistributed net investment income as set forth below)	$ 121,079	$ 127,321	$ 129,562	$ 130,230
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 441	$ 3,115	$ 5,036	$ 3,570

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	582	1,427	1,021	2,728
Class 2	192	538	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	120	223	–	901
Class 2	99	207	N/A	N/A
Shares redeemed:
Class 1	(455)	(836)	(1,406)	(2,621)
Class 2	(250)	(556)	N/A	N/A
Net Increase (Decrease)	288	1,003	(385)	1,008

See accompanying notes.

46

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Short-Term Income Account		SmallCap Blend Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 1,364	$ 1,897	$ 75	$ 291
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	351	(128)	3,090	(15,070)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	576	3,020	(3,911)	24,164
Net Increase (Decrease) in Net Assets Resulting from Operations	2,291	4,789	(746)	9,385

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(528)	(3,839)	(259)	(335)
Class 2	(9)	(107)	N/A	N/A
Total Dividends and Distributions	(537)	(3,946)	(259)	(335)

Capital Share Transactions
Shares sold:
Class 1	39,667	42,692	1,009	1,957
Class 2	68	924	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	528	3,839	259	335
Class 2	9	107	N/A	N/A
Shares redeemed:
Class 1	(12,882)	(10,371)	(4,037)	(7,429)
Class 2	(120)	(850)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	27,270	36,341	(2,769)	(5,137)
Total Increase (Decrease)	29,024	37,184	(3,774)	3,913

Net Assets
Beginning of period	76,821	39,637	52,533	48,620
End of period (including undistributed net investment income as set forth below)	$ 105,845	$ 76,821	$ 48,759	$ 52,533
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 1,324	$ 520	$ 77	$ 261

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	15,857	17,335	142	358
Class 2	27	378	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	211	1,591	36	60
Class 2	4	44	N/A	N/A
Shares redeemed:
Class 1	(5,161)	(4,223)	(570)	(1,377)
Class 2	(48)	(347)	N/A	N/A
Net Increase (Decrease)	10,890	14,778	(392)	(959)

See accompanying notes.

47

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ (268)	$ (448)	$ 376	$ 1,126
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	4,926	(15,323)	5,134	(24,729)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(7,331)	34,472	(6,001)	42,813
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,673)	18,701	(491)	19,210

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(130)	(2,623)
Class 2	–	–	–	(2)
Total Dividends and Distributions	–	–	(130)	(2,625)

Capital Share Transactions
Shares sold:
Class 1	2,818	9,579	6,711	16,591
Class 2	97	158	74	7
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	130	2,623
Class 2	–	–	0	2
Shares redeemed:
Class 1	(6,741)	(9,483)	(14,434)	(18,500)
Class 2	(143)	(350)	(20)	(17)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,969)	(96)	(7,539)	706
Total Increase (Decrease)	(6,642)	18,605	(8,160)	17,291

Net Assets
Beginning of period	79,844	61,239	133,859	116,568
End of period (including undistributed net investment income as set forth below)	$ 73,202	$ 79,844	$ 125,699	$ 133,859
Undistributed (Overdistributed) Net Investment Income (Loss)	$ (268)	$ –	$ 338	$ 92

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	314	1,308	576	1,879
Class 2	10	23	6	1
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	11	275
Shares redeemed:
Class 1	(749)	(1,371)	(1,250)	(2,020)
Class 2	(16)	(49)	(2)	(2)
Net Increase (Decrease)	(441)	(89)	(659)	133

See accompanying notes.

48

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2010, the Fund consists of 40 accounts. The financial statements for Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified Balanced Account, Diversified Growth Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, LargeCap Value Account III, MidCap Blend Account, MidCap Growth Account I, MidCap Value Account II, Money Market Account, Mortgage Securities Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective April 24, 2009, LargeCap Value Account III acquired all the assets and assumed all the liabilities of LargeCap Value Account II pursuant to a plan of acquisition. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 620,000 shares from LargeCap Value Account II for 548,000 shares valued at $3,770,000 of LargeCap Value Account III at an approximate exchange rate of .88 for Class 1 shares. The investment securities of LargeCap Value Account II, with a fair value of approximately $3,589,000 and a cost of $4,977,000 at April 24, 2009 were the primary assets acquired by LargeCap Value Account III. For financial reporting purposes, assets received and shares issued by LargeCap Value Account III were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Account II was carried forward to align ongoing reporting of LargeCap Value Account III’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of LargeCap Value Account II and LargeCap Value Account III immediately prior to the acquisition were approximately $3,770,000 (including approximately $1,076,000 of accumulated realized losses and $1,388,000 of unrealized depreciation) and $168,567,000, respectively. The aggregate net assets of LargeCap Value Account III immediately following the acquisition were $172,337,000.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the fiscal year for LargeCap Value Account III, LargeCap Value Account III’s pro forma results of operations for the year ended December 31, 2009, would have been $3,693,000 of net investment income, $32,793,000 of net realized and unrealized gain on investments, and $36,486,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account II that have been included in the LargeCap Value Account III’s statement of operations since April 24, 2009.

On June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

Effective September 9, 2009, the initial purchase of $10,000 of Class 2 shares of MidCap Blend Account was made by Principal Management Corporation.

Effective October 23, 2009, MidCap Blend Account acquired all the assets and assumed all the liabilities of MidCap Stock Account pursuant to a plan of acquisition approved by shareholders on October 19, 2009. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 7,504,000 shares from MidCap Stock Account for 2,261,000 shares valued at 67,957,000 of MidCap Blend Account at an approximate exchange rate of .30 for Class 1 and Class 2 shares. The investment securities of MidCap Stock Account, with a fair value of approximately $65,157,000 and a cost of $62,126,000 at October 23, 2009 were the primary assets acquired by MidCap Blend Account. For financial reporting purposes, assets received and shares issued by MidCap Blend Account were recorded at fair value; however, the cost basis of the investments received from MidCap Stock Account was carried forward to align ongoing reporting of MidCap Blend’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of MidCap Stock Account and MidCap Blend Account immediately prior to the acquisition were approximately $67,957,000 ($89,000 of accumulated realized losses and $3,031,000 of unrealized appreciation) and $310,953,000, respectively. The aggregate net assets of MidCap Blend Account immediately following the acquisition were $378,910,000.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

1. Organization (Continued)

Assuming the acquisition had been completed on January 1, 2009, the beginning of the fiscal year for MidCap Blend Account, MidCap Blend Account’s pro forma results of operations for the year ended December 31, 2009, would have been $2,799,000 of net investment income, $94,857,000 of net realized and unrealized gain on investments, and $97,656,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MidCap Stock Account that have been included in the MidCap Blend Account’s statement of operations since October 23, 2009.

Effective December 30, 2009, the initial purchase of $10,000 of Class 2 shares of Diversified Balanced Account and Diversified Growth Account were made by Principal Management Corporation.

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of Government & High Quality Bond Account by Mortgage Securities Account. The proposal was submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. on July 8, 2010. The acquisition was completed on July 16, 2010.

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of International SmallCap Account by Diversified International Account. The proposal was submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. on July 8, 2010. The acquisition was completed on July 16, 2010.

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of MidCap Growth Account I by MidCap Blend Account. The proposal was submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. on July 8, 2010. The acquisition was completed on July 16, 2010.

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of MidCap Value Account II by MidCap Blend Account. The proposal was submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. on July 8, 2010. The acquisition was completed on July 16, 2010.

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of Short-Term Bond Account by Short-Term Income Account. The proposal was submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. on July 8, 2010. The acquisition was completed on July 16, 2010.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

The Accounts (with the exception of Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

The following Accounts held securities denominated in currencies that exceeded 5% of net assets of the Account:

Diversified International Account		International Emerging Markets Account		International SmallCap Account
Euro	20.4%	United States Dollar	20.7%	Euro	22.9%
Japanese Yen	18.1	Hong Kong Dollar	18.8	Japanese Yen	21.8
British Pound	15.2	Korean Won	13.9	British Pound	18.1
Canadian Dollar	6.8	Taiwan Dollar	9.8	Canadian Dollar	8.0
Swiss Franc	6.6	Brazilian Real	9.1	Swiss Franc	7.3
Hong Kong Dollar	5.3	South African Rand	7.0

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts and SAM Portfolios bear directly, each of the Principal LifeTime Accounts and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Accounts and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Accounts and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Accounts and SAM Portfolios reflect the expenses of each Principal LifeTime Account and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

June 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts evaluate tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2010, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Accounts’ U.S. tax returns filed for the fiscal years from 2006-2009. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. At June 30, 2010, Diversified International Account had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $561,000 that expires in 2017, and International Emerging Markets Account had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $2,147,000 that expires in 2017, relating to Indian securities.

3. Operating Policies

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of June 30, 2010 are included in the schedules of investments.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

3. Operating Policies (Continued)

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. Certain of the Accounts participate with other funds managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .125% on the amount of the line of credit. During the period ended June 30, 2010, Asset Allocation Account, Bond, Diversified International Account, Equity Income Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Value Account, LargeCap Value Account III, MidCap Blend Account, MidCap Growth Account I, MidCap Value Account II, Real Estate Securities Account, and SmallCap Growth Account II each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

3. Operating Policies (Continued)

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral is usually invested in short-term securities and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of June 30, 2010, the Accounts had no securities on loan.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Swap Agreements. Certain of the Accounts may invest in swap agreements. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. The Accounts are subject to interest rate and credit risk in the normal course of pursuing their investment objectives. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

If an Account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Accounts will receive a payment from or make a payment to the counterparty.

As of June 30, 2010, counterparties had not pledged collateral for swap agreements.

Details of swap agreements open at period end are included in the Accounts' schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal national Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

June 30, 2010 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as hedging	Asset Derivatives June 30, 2010		Liability Derivatives June 30, 2010
instruments under Statement 133	Statement of Assets and	Fair		Fair
	Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Asset Allocation Account
Equity contracts			Payables, Net Assets Consist of Net unrealized	$466*
appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	$120	Payables	77
Interest rate contracts			Payables, Net Assets Consist of Net unrealized	48*
appreciation (depreciation) of investments
	Total	$120		$591
Balanced Account
Equity contracts			Payables, Net Assets Consist of Net unrealized	$2*
appreciation (depreciation) of investments
Bond & Mortgage Securities Account
Credit contracts			Payables, Net Assets Consist of Net unrealized	$597
appreciation (depreciation) of investments
LargeCap Blend Account II
Equity contracts			Payables, Net Assets Consist of Net unrealized	$136*
appreciation (depreciation) of investments
LargeCap Growth Account I
Equity contracts			Payables, Net Assets Consist of Net unrealized	$231*
appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts			Payables, Net Assets Consist of Net unrealized	$373*
appreciation (depreciation) of investments
LargeCap Value Account
Equity contracts			Payables, Net Assets Consist of Net unrealized	$31*
appreciation (depreciation) of investments
LargeCap Value Account III
Equity contracts			Payables, Net Assets Consist of Net unrealized	$403*
appreciation (depreciation) of investments
Short-Term Income Account
Interest rate contracts			Payables, Net Assets Consist of Net unrealized	$71*
appreciation (depreciation) of investments
SmallCap Blend Account
Equity contracts			Payables, Net Assets Consist of Net unrealized	$4*
appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts			Payables, Net Assets Consist of Net unrealized	$237*
appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts			Payables, Net Assets Consist of Net unrealized	$125*
appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

3. Operating Policies (Continued)

		Realized Gain or (Loss)	Change in Unrealized
Derivatives Not Accounted		on Derivatives	Appreciation or (depreciation) of
for as Hedging Instruments	Location of Gain or (Loss) On Derivatives Recognized in	Recognized in	Derivatives Recognized in
Under Statement 133	Operations	Operations	Operations
Asset Allocation Account
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(176)	$(544)
	unrealized appreciation/depreciation of Futures contracts
Foreign exchange contracts	Net realized gain (loss) for Foreign currency	(206)	47
	transactions/Change in unrealized appreciation/depreciation
	of Translation of assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	(74)	(76)
	unrealized appreciation/depreciation of Futures contracts
	Total	$(456)	$(573)
Balanced Account
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(10)	$(3)
	unrealized appreciation/depreciation of Futures contracts
Bond & Mortgage Securities Account
Credit Contracts	Net realized gain (loss) from Swap agreements/Change in	(538)	673
	unrealized appreciation/depreciation of Swap agreements
Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	(143)	238
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements
	Total	$(681)	$911
Government & High Quality Bond Account
Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$734	$422
	unrealized appreciation/depreciation of Futures contracts
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(311)	$(148)
	unrealized appreciation/depreciation of Futures contracts
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$221	$(287)
	unrealized appreciation/depreciation of Futures contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(227)	$(388)
	unrealized appreciation/depreciation of Futures contracts
LargeCap Value Account
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(178)	$(37)
	unrealized appreciation/depreciation of Futures contracts
LargeCap Value Account III
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(418)	$(397)
	unrealized appreciation/depreciation of Futures contracts
Short-Term Income Account
Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$(111)	$(194)
	unrealized appreciation/depreciation of Futures contracts
SmallCap Blend Account
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$18	$(27)
	unrealized appreciation/depreciation of Futures contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$11	$(353)
	unrealized appreciation/depreciation of Futures contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(55)	$(340)
	unrealized appreciation/depreciation of Futures contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2010.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of June 30, 2010, there were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

4. Fair Value (Continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Accounts’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Asset Allocation Account
Bonds	$ —	$ 9,111	$ —	$ 9,111
Common Stocks
Basic Materials	825	586	—	1,411
Communications	2,347	462	—	2,809
Consumer, Cyclical	1,677	344	—	2,021
Consumer, Non-cyclical	4,842	1,469	—	6,311
Diversified	—	68	—	68
Energy	2,362	431	—	2,793
Exchange Traded Funds	145	—	—	145
Financial	3,335	1,064	—	4,399
Industrial	2,291	620	—	2,911
Technology	3,149	125	—	3,274
Utilities	750	245	—	995
Municipal Bonds	—	207	—	207
Preferred Stocks
Consumer, Non-cyclical	—	15	—	15
Repurchase Agreements	—	9,586	—	9,586
U.S. Government & Government Agency Obligations	—	15,461	—	15,461
Total investments in securities $	21,723	$ 39,794	$ —	$ 61,517
Assets
Equity Contracts**
Futures	$ 113	$ —	$ —	$ 113
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 120	$ —	$ 120
Liabilities
Equity Contracts**
Futures	$ (579)	$ —	$ —	$ (579)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (77)	$ —	$ (77)
Interest Rate Contracts**
Futures	$ (48)	$ —	$ —	$ (48)

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2010 (unaudited)

4. Fair Value (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Balanced Account
Bonds	$ —	$ 12,653	$ 615	$ 13,268
Common Stocks
Basic Materials	1,216	19	—	1,235
Communications	2,562	—	—	2,562
Consumer, Cyclical	2,945	—	—	2,945
Consumer, Non-cyclical	6,738	—	—	6,738
Energy	2,511	—	—	2,511
Exchange Traded Funds	242	—	—	242
Financial	5,388	12	—	5,400
Industrial	3,395	—	—	3,395
Technology	4,395	—	—	4,395
Utilities	1,145	15	—	1,160
Convertible Bonds	—	31	—	31
Municipal Bonds	—	99	—	99
Repurchase Agreements	—	1,399	—	1,399
U.S. Government & Government Agency Obligations	—	10,725	—	10,725
Total investments in securities $	30,537	$ 24,953	$ 615	$ 56,105
Liabilities
Equity Contracts**
Futures	$ (2)	$ —	$ —	$ (2)

Bond & Mortgage Securities Account
Bonds	$ —	$ 191,111	$ 7,998	$ 199,109
Convertible Bonds	—	720	—	720
Municipal Bonds	—	1,434	—	1,434
Repurchase Agreements	—	15,966	—	15,966
Senior Floating Rate Interests	—	1,870	—	1,870
U.S. Government & Government Agency Obligations	—	160,909	—	160,909
Total investments in securities $	—	$ 372,010	$ 7,998	$ 380,008
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (597)	$ —	$ (597)

Diversified Balanced Account
Investment Companies	$ 65,609	$ —	$ —	$ 65,609
Total investments in securities $	65,609	$ —	$ —	$ 65,609

Diversified Growth Account
Investment Companies	$ 118,402	$ —	$ —	$ 118,402
Total investments in securities $	118,402	$ —	$ —	$ 118,402

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2010 (unaudited)

4. Fair Value (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Account
Common Stocks
Basic Materials	$ 2,242	$ 31,821	$ —	$ 34,063
Communications	2,033	29,381	—	31,414
Consumer, Cyclical	—	43,442	—	43,442
Consumer, Non-cyclical	1,343	49,235	—	50,578
Diversified	—	6,215	—	6,215
Energy	2,665	27,422	—	30,087
Financial	599	77,379	748	78,726
Industrial	—	38,973	—	38,973
Technology	893	13,755	—	14,648
Utilities	150	9,971	—	10,121
Preferred Stocks
Basic Materials	—	1,597	—	1,597
Communications	—	1,157	—	1,157
Consumer, Cyclical	—	47	—	47
Consumer, Non-cyclical	—	2,109	—	2,109
Financial	—	1,481	—	1,481
Utilities	—	250	—	250
Repurchase Agreements	—	4,315	—	4,315
Total investments in securities $	9,925	$ 338,550	$ 748	$ 349,223

Equity Income Account
Bonds	$ —	$ 1,140	$ —	$ 1,140
Common Stocks
Basic Materials	7,821	—	—	7,821
Communications	29,998	—	—	29,998
Consumer, Cyclical	48,731	—	—	48,731
Consumer, Non-cyclical	71,391	—	—	71,391
Energy	53,925	—	—	53,925
Financial	102,081	2,047	—	104,128
Industrial	49,664	—	—	49,664
Technology	28,533	—	—	28,533
Utilities	32,257	—	—	32,257
Preferred Stocks
Financial	—	4,372	—	4,372
Repurchase Agreements	—	7,997	—	7,997
U.S. Government & Government Agency Obligations	—	35	—	35
Total investments in securities $	424,401	$ 15,591	$ —	$ 439,992

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2010 (unaudited)

4. Fair Value (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Government & High Quality Bond Account
Bonds	$ —	$ 47,837	$ 814	$ 48,651
Repurchase Agreements	—	10,422	—	10,422
U.S. Government & Government Agency Obligations	—	187,210	—	187,210
Total investments in securities $	—	$ 245,469	$ 814	$ 246,283

Income Account
Bonds	$ —	$ 144,428	$ 2,048	$ 146,476
Common Stocks
Energy	—	—	—	—
Convertible Bonds	—	3,798	—	3,798
Repurchase Agreements	—	6,954	—	6,954
Senior Floating Rate Interests	—	1,986	—	1,986
U.S. Government & Government Agency Obligations	—	49,573	—	49,573
Total investments in securities $	—	$ 206,739	$ 2,048	$ 208,787

International Emerging Markets Account
Common Stocks
Basic Materials	$ 5,655	$ 10,247	$ —	$ 15,902
Communications	5,159	10,181	—	15,340
Consumer, Cyclical	—	16,663	—	16,663
Consumer, Non-cyclical	4,183	6,998	—	11,181
Diversified	—	3,819	—	3,819
Energy	7,328	10,192	—	17,520
Financial	1,827	27,842	1,533	31,202
Industrial	—	8,836	—	8,836
Technology	2,504	12,612	—	15,116
Utilities	788	2,403	—	3,191
Preferred Stocks
Basic Materials	—	4,267	—	4,267
Financial	—	4,240	—	4,240
Utilities	—	444	—	444
Repurchase Agreements	—	622	—	622
Total investments in securities $	27,444	$ 119,366	$ 1,533	$ 148,343

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
		June 30, 2010 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International SmallCap Account
Common Stocks
Basic Materials	$ —		$ 8,473	$ —	$ 8,473
Communications		—	7,257	—	7,257
Consumer, Cyclical		—	12,060	—	12,060
Consumer, Non-cyclical		43	13,713	—	13,756
Diversified		—	1,008	—	1,008
Energy		—	6,579	—	6,579
Financial		—	19,966	—	19,966
Industrial		—	10,761	—	10,761
Technology		—	2,367	—	2,367
Utilities		—	2,997	—	2,997
Preferred Stocks
Communications		—	340	—	340
Consumer, Non-cyclical		—	554	—	554
Repurchase Agreements		—	2,662	—	2,662
	Total investments in securities $	43	$ 88,737	$ —	$ 88,780

LargeCap Blend Account II
Common Stocks*	$ 154,263		$ —	$ —	$ 154,263
Repurchase Agreements		—	1,684	—	1,684
	Total investments in securities $	154,263	$ 1,684	$ —	$ 155,947
Liabilities
Equity Contracts**
Futures	$ (136)		$ —	$ —	$ (136)

LargeCap Growth Account
Common Stocks*	$ 165,909		$ —	$ —	$ 165,909
Repurchase Agreements		—	6,261	—	6,261
	Total investments in securities $	165,909	$ 6,261	$ —	$ 172,170

LargeCap Growth Account I
Common Stocks*	$ 203,507		$ —	$ —	$ 203,507
Repurchase Agreements		—	3,691	—	3,691
	Total investments in securities $	203,507	$ 3,691	$ —	$ 207,198
Liabilities
Equity Contracts**
Futures	$ (231)		$ —	$ —	$ (231)

LargeCap S&P 500 Index Account
Common Stocks*	$ 174,637		$ —	$ —	$ 174,637
Repurchase Agreements		—	8,569	—	8,569
	Total investments in securities $	174,637	$ 8,569	$ —	$ 183,206
Liabilities
Equity Contracts**
Futures	$ (373)		$ —	$ —	$ (373)

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
		June 30, 2010 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Value Account
Common Stocks*	$ 140,186		$ —	$ —	$ 140,186
Repurchase Agreements		—	2,347	—	2,347
	Total investments in securities $	140,186	$ 2,347	$ —	$ 142,533
Liabilities
Equity Contracts**
Futures	$ (31)		$ —	$ —	$ (31)

LargeCap Value Account III
Common Stocks*	$ 238,196		$ —	$ —	$ 238,196
Repurchase Agreements		—	8,033	—	8,033
	Total investments in securities $	238,196	$ 8,033	$ —	$ 246,229
Liabilities
Equity Contracts**
Futures	$ (403)		$ —	$ —	$ (403)

MidCap Blend Account
Common Stocks
Basic Materials	$ 20,453		$ —	$ —	$ 20,453
Communications		56,756	—	—	56,756
Consumer, Cyclical		44,296	—	—	44,296
Consumer, Non-cyclical		84,371	—	—	84,371
Diversified		4,425	—	—	4,425
Energy		44,110	—	—	44,110
Financial		58,656	—	1,014	59,670
Industrial		10,004	—	—	10,004
Technology		23,537	—	—	23,537
Utilities		10,936	—	—	10,936
Repurchase Agreements		—	203	—	203
	Total investments in securities $	357,544	$ 203	$ 1,014	$ 358,761

MidCap Growth Account I
Common Stocks*	$ 46,078		$ —	$ —	$ 46,078
	Total investments in securities $	46,078	$ —	$ —	$ 46,078

MidCap Value Account II
Common Stocks*	$ 85,448		$ —	$ —	$ 85,448
Repurchase Agreements		—	669	—	669
	Total investments in securities $	85,448	$ 669	$ —	$ 86,117

Money Market Account
Bonds	$ —		$ 11,587	$ —	$ 11,587
Certificate of Deposit		—	5,400	—	5,400
Commercial Paper		—	241,350	—	241,350
Common Stocks*		7,600	—	—	7,600
Municipal Bonds		—	33,600	—	33,600
Repurchase Agreements		—	24,500	—	24,500
U.S. Government & Government Agency Obligations		—	5,595	—	5,595
	Total investments in securities $	7,600	$ 322,032	$ —	$ 329,632

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
		June 30, 2010 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Mortgage Securities Account
Bonds	$ —		$ 71,202	$ 1,811	$ 73,013
Repurchase Agreements		—	1,713	—	1,713
U.S. Government & Government Agency Obligations		—	176,070	—	176,070
	Total investments in securities $	—	$ 248,985	$ 1,811	$ 250,796

Principal Capital Appreciation Account
Common Stocks*	$ 89,390		$ —	$ —	$ 89,390
Repurchase Agreements		—	2,642	—	2,642
	Total investments in securities $	89,390	$ 2,642	$ —	$ 92,032

Principal LifeTime 2010 Account
Investment Companies	$ 43,593		$ —	$ —	$ 43,593
	Total investments in securities $	43,593	$ —	$ —	$ 43,593

Principal LifeTime 2020 Account
Investment Companies	$ 176,361		$ —	$ —	$ 176,361
	Total investments in securities $	176,361	$ —	$ —	$ 176,361

Principal LifeTime 2030 Account
Investment Companies	$ 66,397		$ —	$ —	$ 66,397
	Total investments in securities $	66,397	$ —	$ —	$ 66,397

Principal LifeTime 2040 Account
Investment Companies	$ 17,069		$ —	$ —	$ 17,069
	Total investments in securities $	17,069	$ —	$ —	$ 17,069

Principal LifeTime 2050 Account
Investment Companies	$ 10,650		$ —	$ —	$ 10,650
	Total investments in securities $	10,650	$ —	$ —	$ 10,650

Principal LifeTime Strategic Income Account
Investment Companies	$ 25,956		$ —	$ —	$ 25,956
	Total investments in securities $	25,956	$ —	$ —	$ 25,956

Real Estate Securities Account
Common Stocks*	$ 153,762		$ —	$ —	$ 153,762
Repurchase Agreements		—	318	—	318
	Total investments in securities $	153,762	$ 318	$ —	$ 154,080

SAM Balanced Portfolio
Investment Companies	$ 826,106		$ —	$ —	$ 826,106
	Total investments in securities $	826,106	$ —	$ —	$ 826,106

SAM Conservative Balanced Portfolio
Investment Companies	$ 167,951		$ —	$ —	$ 167,951
	Total investments in securities $	167,951	$ —	$ —	$ 167,951

SAM Conservative Growth Portfolio
Investment Companies	$ 192,808		$ —	$ —	$ 192,808
	Total investments in securities $	192,808	$ —	$ —	$ 192,808

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
		June 30, 2010 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SAM Flexible Income Portfolio
Investment Companies	$ 188,626		$ —	$ —	$ 188,626
	Total investments in securities $	188,626	$ —	$ —	$ 188,626

SAM Strategic Growth Portfolio
Investment Companies	$ 121,093		$ —	$ —	$ 121,093
	Total investments in securities $	121,093	$ —	$ —	$ 121,093

Short-Term Bond Account
Bonds	$ —		$ 87,970	$ 441	$ 88,411
Repurchase Agreements		—	3,788	—	3,788
U.S. Government & Government Agency Obligations		—	41,866	—	41,866
	Total investments in securities $	—	$ 133,624	$ 441	$ 134,065

Short-Term Income Account
Bonds	$ —		$ 103,382	$ 105	$ 103,487
Repurchase Agreements		—	1,701	—	1,701
U.S. Government & Government Agency Obligations		—	1,482	—	1,482
	Total investments in securities $	—	$ 106,565	$ 105	$ 106,670
Liabilities
Equity Contracts**
Futures	$ (71)		$ —	$ —	$ (71)

SmallCap Blend Account
Common Stocks*	$ 47,505		$ —	$ —	$ 47,505
Repurchase Agreements		—	1,288	—	1,288
	Total investments in securities $	47,505	$ 1,288	$ —	$ 48,793
Liabilities
Equity Contracts**
Futures	$ (4)		$ —	$ —	$ (4)

SmallCap Growth Account II
Common Stocks*	$ 68,417		$ —	$ —	$ 68,417
Repurchase Agreements		—	1,608	—	1,608
	Total investments in securities $	68,417	$ 1,608	$ —	$ 70,025
Liabilities
Equity Contracts**
Futures	$ (237)		$ —	$ —	$ (237)

SmallCap Value Account I
Common Stocks*	$ 119,164		$ —	$ —	$ 119,164
Repurchase Agreements		—	4,668	—	4,668
	Total investments in securities $	119,164	$ 4,668	$ —	$ 123,832
Liabilities
Equity Contracts**
Futures	$ (125)		$ —	$ —	$ (125)

*For additional detail regarding sector classifications, please see the Schedules of Investments.

**Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/depreciation on the instrument.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

4. Fair Value (Continued)

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

	Value			Change in		Transfers Transfers		Value
	December	Accrued	Realized	Unrealized	Net	into Level	out of	June 30,
Account	31, 2009	Discounts/Premiums Gain/(Loss) Gain/(Loss) Purchases/Sales				3*	Level 3*	2010

Balanced Account
Bonds	$ 663	$ 1	$ 5	$ 57	$ (35)	$ 10	$ (86)	$ 615
Total	$ 663	$ 1	$ 5	$ 57	$ (35)	$ 10	$ (86)	$ 615

Bond & Mortgage Securities Account
Bonds	$ 7,095	$ 6	$ (9)	$ 422	$ 445	$ 1,007	$ (968)	$ 7,998
Total	$ 7,095	$ 6	$ (9)	$ 422	$ 445	$ 1,007	$ (968)	$ 7,998

Diversified International Account
Common Stocks
Basic Materials	$ 85	$ —	$ —	$ —	$ —	$ —	$ (85)	$ —
Financial	11	—	3	(35)	769	—	—	748
Utilities	—	—	(1)	1	—	—	—	—
Total	$ 96	$ —	$ 2	$ (34)	$ 769	$ —	$ (85)	$ 748

Government & High Quality Bond Account
Bonds	$ 2,622	$ —	$ (1,389)	$ 1,564	$ (1,983)	$ —	$ —	$ 814
Total	$ 2,622	$ —	$ (1,389)	$ 1,564	$ (1,983)	$ —	$ —	$ 814

Income Account
Bonds	$ 2,685	$ 39	$ —	$(1,304)	$ (125)	$ 753	$ —	$ 2,048
Total	$ 2,685	$ 39	$ —	$(1,304)	$ (125)	$ 753	$ —	$ 2,048

International Emerging Markets Account
Common Stocks
Financial	$ —	$ —	$ —	$ (39)	$ 1,572	$ —	$ —	$ 1,533
Basic Materials	260	—	—	—	—	—	(260)	—
Total	$ 260	$ —	$ —	$ (39)	$ 1,572	$ —	$ (260)	$ 1,533

International SmallCap Account
Common Stocks
Technology	$ 82	$ —	$ —	$ (82)	$ —	$ —	$ —	$ —
Total	$ 82	$ —	$ —	$ (82)	$ —	$ —	$ —	$ —

MidCap Blend Account
Common Stocks
Financial	$ —	$ —	$ —	$ 16	$ —	$ 998	$ —	$ 1,014
Total	$ —	$ —	$ —	$ 16	$ —	$ 998	$ —	$ 1,014

Mortgage Securities Account
Bonds	$ —	$ —	$ —	$ —	$ 1,811	$ —	$ —	$ 1,811
Total	$ —	$ —	$ —	$ —	$ 1,811	$ —	$ —	$ 1,811

Short-Term Bond Account
Bonds	$ 1,658	$ —	$ (231)	$ 367	$ (1,252)	$ —	$ (101)	$ 441
Total	$ 1,658	$ —	$ (231)	$ 367	$ (1,252)	$ —	$ (101)	$ 441

Short-Term Income Account
Bonds	$ 94	$ —	$ —	$ 16	$ (5)	$ —	$ —	$ 105
Total	$ 94	$ —	$ —	$ 16	$ (5)	$ —	$ —	$ 105

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

4. Fair Value
(Continued)

	Value			Change in		Transfers	Transfers	Value
	December	Accrued	Realized	Unrealized	Net	into Level	out of	June 30,
Account	31, 2009	Discounts/Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	3*	Level 3*	2010
SmallCap Growth Account II
Common Stocks
Consumer, Non-cyclical	$ 11	$ —	$ 1	$ (3)	$ (9)	$ —	$ —	$ —
Total	$ 11	$ —	$ 1	$ (3)	$ (9)	$ —	$ —	$ —

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3 2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired -transfer out of Level 3 3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts. The annual rate paid by Principal LifeTime Accounts is 0.03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
					Over
	First $100	Next $100	Next $100	Next $100	$400
Asset Allocation Account	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced Account	0.60	0.55	0.50	0.45	0.40
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond Account	0.50	0.45	0.40	0.35	0.30
International SmallCap Account	1.20	1.15	1.10	1.05	1.00
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Blend Account	0.65	0.60	0.55	0.50	0.45
MidCap Growth Account I	0.90	0.85	0.80	0.75	0.70
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
Short-Term Bond Account	0.50	0.45	0.40	0.35	0.30
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

		Net Assets of Accounts (in millions)
					Over
	First $250	Next $250	Next $250	Next $250	$1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40
LargeCap Value Account III	0.75	0.70	0.65	0.60	0.55
MidCap Value Account II	1.05	1.00	0.95	0.90	0.85

			NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			June 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Account
		(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	0.50% 0.45%		0.40%

	Net Assets of Account					Net Assets of Account
	(in millions)					(in millions)
				First	Next	Next $1	Next $1	Over $3
	First $500 Over $500			$500	$500	billion	billion	billion
Principal Capital			LargeCap
Appreciation Account	.625%	.50%	Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts
	First $2	Over $2
	billion	billion
Income Account	.50%	.45%
Mortgage Securities Account	.50	.45

	Overall Fee
LargeCap S&P 500 Index Account		.25%

	All Assets
Diversified Balanced Account		.05%
Diversified Growth Account		.05

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2011. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.02%
LargeCap Growth Account I	0.02
LargeCap Value Account III	0.01
SmallCap Growth Account II	0.02
SmallCap Value Account I	0.02

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2010 through June 30, 2010
	Class 1	Class 2	Expiration
International SmallCap Account	1.16%	N/A	April 30, 2011
MidCap Value Account II	1.01	N/A	April 30, 2011
SmallCap Value Account I	0.99	1.24%	April 30, 2011

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2010, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Asset Allocation Account	5,510	Principal Capital Appreciation Account	298
Balanced Account	4,520	Principal LifeTime 2010 Account	4,778
Bond & Mortgage Securities Account	27,808	Principal LifeTime 2020 Account	18,906
Diversified International Account	22,431	Principal LifeTime 2030 Account	7,230
Equity Income Account	12,718	Principal LifeTime 2040 Account	1,847
Government & High Quality Bond Account	22,205	Principal LifeTime 2050 Account	1,171
International Emerging Markets Account	8,554	Principal LifeTime Strategic Income Account	2,758
International SmallCap Account	8,126	Real Estate Securities Account	9,055
LargeCap Blend Account II	26,643	SAM Balanced Portfolio	46,514
LargeCap Growth Account	6,095	SAM Conservative Balanced Portfolio	13,783
LargeCap Growth Account I	10,561	SAM Conservative Growth Portfolio	4,594
LargeCap S&P 500 Index Account	14,246	SAM Flexible Income Portfolio	12,889
LargeCap Value Account	6,471	SAM Strategic Growth Portfolio	3,238
LargeCap Value Account III	15,718	Short-Term Bond Account	14,309
MidCap Blend Account	9,635	Short-Term Income Account	21,081
MidCap Growth Account I	5,934	SmallCap Blend Account	7,420
MidCap Value Account II	8,782	SmallCap Growth Account II	5,026
Money Market Account	317,664	SmallCap Value Account I	9,218
Mortgage Securities Account	1,788

	Class 2		Class 2
Diversified Balance Account	6,692	Diversified Growth Account	12,247

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

6. Investment Transactions

For the period ended June 30, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Asset Allocation Account	$ 39,608	$ 42,315	Mortgage Securities Account	$ 56,402	$ 38,706
Balanced Account	65,695	69,355	Principal Capital Appreciation Account	6,751	9,428
Bond & Mortgage Securities Account	563,325	576,526	Principal LifeTime 2010 Account	14,300	13,164
Diversified Balanced Account	74,150	6,723	Principal LifeTime 2020 Account	52,481	47,927
Diversified Growth Account	128,470	4,509	Principal LifeTime 2030 Account	24,551	19,379
Diversified International Account	235,656	201,414	Principal LifeTime 2040 Account	7,318	5,031
Equity Income Account	98,993	52,344	Principal LifeTime 2050 Account	3,956	3,322
Government & High Quality Bond Account	72,472	141,282	Principal LifeTime Strategic Income
Income Account	20,739	11,653	Account	9,567	7,703
International Emerging Markets Account	66,439	74,133	Real Estate Securities Account	34,393	46,759
International SmallCap Account	126,960	134,464	SAM Balanced Portfolio	116,998	105,073
LargeCap Blend Account II	30,453	42,363	SAM Conservative Balanced Portfolio	22,870	23,647
LargeCap Growth Account	50,773	113,950	SAM Conservative Growth Portfolio	30,786	38,588
LargeCap Growth Account I	77,214	73,563	SAM Flexible Income Portfolio	29,289	20,279
LargeCap S&P 500 Index Account	94,932	20,560	SAM Strategic Growth Portfolio	21,985	20,249
LargeCap Value Account	223,522	225,679	Short-Term Bond Account	26,800	38,759
LargeCap Value Account III	136,083	92,893	Short-Term Income Account	59,750	24,610
MidCap Blend Account	40,278	70,616	SmallCap Blend Account	17,168	19,791
MidCap Growth Account I	47,126	50,497	SmallCap Growth Account II	33,578	39,790
MidCap Value Account II	107,490	115,670	SmallCap Value Account I	47,747	55,625

For the period ended June 30, 2010, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Asset Allocation Account	$ 12,141	$ 12,819	Mortgage Securities Account	$ 14,306	$ 15,926
Balanced Account	2,928	2,928	Short-Term Bond Account	16,748	5,851
Bond & Mortgage Securities Account	51,053	52,819	Short-Term Income Account	–	4,063
Income Account	1,986	8,545

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2010 and
December 31, 2009 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain		Return of Capital
	2010	2009	2010	2009*	2010	2009
Asset Allocation Account	$ 1,535 $	1,822	$ –	$ –	$ –	$ –
Balanced Account	1,548	2,647	–	–	–	–
Bond & Mortgage Securities Account	4,137	37,041	–	–	–	–
Diversified International Account	370	14,747	–	–	–	–
Equity Income Account	3,487	20,717	–	–	–	–
Government & High Quality Bond Account	–	15,687	–	–	–	–
Income Account	2,365	17,680	–	152	–	–
International Emerging Markets Account	264	2,204	–	–	–	–
International SmallCap Account	–	2,378	–	–	–	–
LargeCap Blend Account II	2,444	3,023	–	–	–	–
LargeCap Growth Account	–	1,449	–	–	–	22
LargeCap Growth Account I	122	89	–	–	–	–
LargeCap S&P 500 Index Account	585	4,516	–	–	–	–
LargeCap Value Account	723	6,994	–	–	–	–
LargeCap Value Account III	951	7,073	–	–	–	–
MidCap Blend Account	4,186	2,392	–	14,827	–	–
MidCap Growth Account I	–	67	–	–	–	–
MidCap Value Account II	–	1,573	–	–	–	–
Money Market Account	–	1,057	–	–	–	–
Mortgage Securities Account	1,787	15,705	–	–	–	–
Principal Capital Appreciation Account	291	1,326	–	–	–	–
Principal LifeTime 2010 Account	1,962	1,551	–	67	–	–
Principal LifeTime 2020 Account	7,159	5,072	–	–	–	–
Principal LifeTime 2030 Account	1,667	776	–	51	–	–
Principal LifeTime 2040 Account	415	345	–	–	–	–
Principal LifeTime 2050 Account	244	201	–	–	–	–
Principal LifeTime Strategic Income
Account	1,269	1,034	–	174	–	–
Real Estate Securities Account	1,792	5,240	–	–	–	–
SAM Balanced Portfolio	31,400	24,142	–	18,466	–	–
SAM Conservative Balanced Portfolio	7,686	4,356	–	1,462	–	–
SAM Conservative Growth Portfolio	6,705	8,970	–	10,638	–	–
SAM Flexible Income Portfolio	10,098	6,893	–	1,124	–	–
SAM Strategic Growth Portfolio	3,147	3,798	–	1,483	–	–
Short-Term Bond Account	–	7,521	–	–	–	–
Short-Term Income Account	537	3,946	–	–	–	–
SmallCap Blend Account	259	335	–	–	–	–
SmallCap Value Account I	130	2,625	–	–	–	–

*The Accounts designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2009, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

Undistributed
Ordinary Income
Asset Allocation Account	$ 1,488
Balanced Account	1,503
Bond & Mortgage Securities Account	3,999
Diversified International Account	359
Equity Income Account	3,099
Government & High Quality Bond Account	9,900
Income Account	2,295
International Emerging Markets Account	261
International SmallCap Account	1,976
LargeCap Blend Account II	2,360
LargeCap Growth Account I	119
LargeCap S&P 500 Index Account	571
LargeCap Value Account	705
LargeCap Value Account III	937
MidCap Blend Account	4,071
MidCap Growth Account I	164
MidCap Value Account II	1,134
Mortgage Securities Account	1,734
Principal Capital Appreciation Account	282
Principal LifeTime 2010 Account	1,943
Principal LifeTime 2020 Account	7,086
Principal LifeTime 2030 Account	1,650
Principal LifeTime 2040 Account	410
Principal LifeTime 2050 Account	242
Principal LifeTime Strategic Income Account	1,256
Real Estate Securities Account	1,212
SAM Balanced Portfolio	31,086
SAM Conservative Balanced Portfolio	7,610
SAM Conservative Growth Portfolio	6,638
SAM Flexible Income Portfolio	9,997
SAM Strategic Growth Portfolio	3,115
Short-Term Bond Account	3,571
Short-Term Income Account	520
SmallCap Blend Account	261
SmallCap Value Account I	70

As of December 31, 2009, Diversified Balanced Account, Diversified Growth Account, LargeCap Growth Account, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2009, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:

										Annual
	2010	2011	2012	2013	2014	2015	2016	2017 Total Limitations*
Asset Allocation Account	$ –	$–	$–	$–	$–	$–	$131	$–	$131	$–
Balanced Account	–	–	–	–	–	–	4,783	10,427	15,210	–
Bond & Mortgage Securities Account	1,073	–	–	574	1,318	171	13,679	23,272	40,087	–
Diversified International Account	–	–	–	–	–	–	57,765	99,463	157,228	–
Equity Income Account	–	–	–	–	–	–	46,356	62,643	108,999	–
Government & High Quality Bond Account	–	–	–	147	1,853	–	–	21,747	23,747	–
Income Account	–	–	–	–	–	–	–	2,836	2,836	–
International Emerging Markets Account	–	–	–	–	–	–	24,474	26,823	51,297	–
International SmallCap Account	–	–	–	–	–	–	34,076	30,882	64,958	–
LargeCap Blend Account II	–	–	–	–	–	–	18,641	34,681	53,322	–
LargeCap Growth Account	18,104	12,160	–	1,468	–	–	15,047	51,553	98,332	12,160
LargeCap Growth Account I	9,225	11,287	–	–	–	–	10,427	28,311	59,250	–
LargeCap S&P 500 Index Account	–	–	–	–	–	–	2,498	3,566	6,064	–
LargeCap Value Account	–	–	–	–	–	–	26,969	27,730	54,699	–
LargeCap Value Account III	–	–	–	–	–	431	15,471	63,600	79,502	–
MidCap Blend Account	–	–	–	–	–	–	–	6,973	6,973	–
MidCap Growth Account I	–	–	–	–	–	–	2,958	10,107	13,065	–
MidCap Value Account II	–	–	–	–	–	–	13,234	35,383	48,617	–
Money Market Account	–	–	–	–	–	–	298	4	302	–
Mortgage Securities Account	–	1,673	1,119	782	1,308	436	608	434	6,360	–
Principal Capital Appreciation Account	–	–	–	–	–	–	120	9	129	–
Principal LifeTime 2010 Account	–	–	–	–	–	–	–	2,410	2,410	–
Principal LifeTime 2020 Account	–	–	–	–	–	–	94	6,452	6,546	–
Principal LifeTime 2030 Account	–	–	–	–	–	–	–	79	79	–
Principal LifeTime 2040 Account	–	–	–	–	–	–	66	487	553	–
Principal LifeTime 2050 Account	–	–	–	–	–	–	13	272	285	–
Principal LifeTime Strategic Income Account	–	–	–	–	–	–	–	1,176	1,176	–
Real Estate Securities Account	–	–	–	–	–	–	16,384	39,227	55,611	–
SAM Balanced Portfolio	–	–	–	–	–	–	–	2,143	2,143	–
SAM Conservative Balanced Portfolio	–	–	–	–	–	–	–	114	114	–
SAM Conservative Growth Portfolio	–	–	–	–	–	–	173	4,565	4,738	936
SAM Flexible Income Portfolio	–	–	–	–	–	–	–	2,039	2,039	–
SAM Strategic Growth Portfolio	–	–	–	–	–	–	–	988	988	–
Short-Term Bond Account	–	1	166	573	445	348	1,956	10,846	14,335	–
Short-Term Income Account	–	112	85	–	42	43	617	70	969	–
SmallCap Blend Account	–	–	–	–	–	–	7,104	18,396	25,500	–
SmallCap Growth Account II	20,647	–	7,505	–	–	–	9,450	21,145	58,747	1,977
SmallCap Value Account I	–	–	–	–	–	–	11,809	28,946	40,755	–

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Account’s losses have been subjected to an annual limitation.

As of December 31, 2009, Bond & Mortgage Securities Account, LargeCap Growth Account, and Short-Term Income Account had $302,000, $9,548,000, and $35,000 in expired capital loss carryforwards, respectively. In addition, Asset Allocation Account utilized $550,000 of capital loss carryforward during the period.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

7. Federal Tax Information (Continued)

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At December 31, 2009, the Accounts had approximate post-October losses as follows (amounts in thousands):

Asset Allocation Account	$ 13
Balanced Account	224
Bond & Mortgage Securities Account	3,149
Diversified International Account	936
Government & High Quality Bond Account	201
International Emerging Markets Account	97
International SmallCap Account	935
LargeCap Growth Account	1,111
LargeCap S&P 500 Index Account	17
MidCap Growth Account I	512
MidCap Value Account II	1,064
Mortgage Securities Account	72
Principal LifeTime 2010 Account	1
Principal LifeTime Strategic Income Account	27
SAM Balanced Portfolio	42
SAM Conservative Balanced Portfolio	5
SAM Conservative Growth Portfolio	198
SAM Flexible Income Portfolio	8
SAM Strategic Growth Portfolio	113
Short-Term Bond Account	469
SmallCap Growth Account II	4
SmallCap Value Account I	346

Schedule of Investments
Asset Allocation Account
June 30, 2010 (unaudited)

COMMON STOCKS - 45.48%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.12%			Banks (continued)
Interpublic Group of Cos Inc (a)	1,714 $	12	Commerzbank AG (a)	1,193 $	8
Omnicom Group Inc	1,550	53	Credit Agricole SA	391	4
Publicis Groupe SA	166	7	Credit Suisse Group AG	876	33
	$ 72		Danske Bank A/S (a)	800	15
Aerospace & Defense - 1.14%			Deutsche Bank AG	451	25
Alliant Techsystems Inc (a)	100	6	DnB NOR ASA	836	8
BAE Systems PLC	2,832	13	Erste Group Bank AG	28	1
Boeing Co/The	1,800	113	Fifth Third Bancorp	1,600	20
Cobham PLC	992	3	Goldman Sachs Group Inc/The	1,375	181
European Aeronautic Defence and Space Co NV (a)	270	6	HSBC Holdings PLC	12,476	114
Finmeccanica SpA	345	4	Intesa Sanpaolo SpA	7,799	21
General Dynamics Corp	800	47	JP Morgan Chase & Co	11,528	422
L-3 Communications Holdings Inc	200	14	Julius Baer Group Ltd	434	12
Lockheed Martin Corp	400	30	KBC Groep NV (a)	20	1
Northrop Grumman Corp	1,700	93	KeyCorp	700	5
Raytheon Co	2,200	106	Lloyds Banking Group PLC (a)	52,891	42
Rolls-Royce Group PLC (a)	3,770	31	M&T Bank Corp	200	17
Safran SA	302	9	Marshall & Ilsley Corp	400	3
Thales SA	120	4	National Bank of Greece SA (a)	510	5
United Technologies Corp	3,100	201	Nordea Bank AB	2,128	18
	$ 680		Northern Trust Corp	800	38
Agriculture - 0.97%			PNC Financial Services Group Inc	1,200	68
Altria Group Inc	4,900	98	Regions Financial Corp	2,300	15
			Royal Bank of Scotland Group PLC (a)	7,893	5
Archer-Daniels-Midland Co	4,300	111
British American Tobacco PLC	2,634	84	Skandinaviska Enskilda Banken AB	545	3
Imperial Tobacco Group PLC	1,312	37	Societe Generale	834	34
Philip Morris International Inc	5,000	229	Standard Chartered PLC	3,150	77
Reynolds American Inc	200	10	State Street Corp	1,100	37
Swedish Match AB	262	6	SunTrust Banks Inc	1,700	39
	$ 575		Svenska Handelsbanken AB	428	10
			UBS AG (a)	7,466	99
Airlines - 0.06%
Air France-KLM (a)	128	2	UniCredit SpA	12,368	27
Southwest Airlines Co	2,800	31	US Bancorp	5,800	130
	$ 33		Wells Fargo & Co	10,600	271
Apparel - 0.19%				$ 2,668
Adidas AG	190	9	Beverages - 1.10%
Christian Dior SA	70	7	Anheuser-Busch InBev NV	624	30
Coach Inc	1,000	37	Coca-Cola Co/The	4,800	241
Hermes International	38	5	Coca-Cola Enterprises Inc	700	18
Nike Inc	600	41	Diageo PLC	3,516	55
VF Corp	200	14	Heineken NV	555	23
	$ 113		PepsiCo Inc	3,700	225
			Pernod-Ricard SA	274	21
Automobile Manufacturers - 0.42%
Bayerische Motoren Werke AG	257	13	SABMiller PLC	1,424	40
Daimler AG (a)	946	48		$ 653
Fiat SpA	547	6	Biotechnology - 0.53%
Ford Motor Co (a)	9,700	98	Amgen Inc (a)	2,900	153
			Biogen Idec Inc (a)	1,205	57
PACCAR Inc	800	32
Peugeot SA (a)	59	2	Genzyme Corp (a)	400	20
Renault SA (a)	304	11	Gilead Sciences Inc (a)	1,900	65
			Life Technologies Corp (a)	209	10
Scania AB	400	6
			Millipore Corp (a)	100	11
Volkswagen AG	27	2
Volkswagen AG	63	5		$ 316
Volvo AB - B Shares (a)	2,922	32	Building Materials - 0.10%
	$ 255		Cie de St-Gobain	94	4
Automobile Parts & Equipment - 0.11%			CRH PLC	770	16
Cie Generale des Etablissements Michelin	224	16	Geberit AG	45	7
Johnson Controls Inc	1,700	46	HeidelbergCement AG	187	9
	$ 62		Holcim Ltd	271	18
			Lafarge SA	82	4
Banks - 4.48%
Banco Bilbao Vizcaya Argentaria SA	2,633	27		$ 58
Banco Santander SA	6,081	64	Chemicals - 1.23%
Bank of America Corp	21,688	312	Air Liquide SA	399	40
Bank of New York Mellon Corp/The	2,724	67	Air Products & Chemicals Inc	600	39
Barclays PLC	16,131	64	Airgas Inc	200	12
BB&T Corp	1,800	47	Akzo Nobel NV	95	5
BNP Paribas	966	52	BASF SE	835	46
Capital One Financial Corp	1,000	40	Bayer AG	1,202	67
Citigroup Inc (a)	48,616	183	CF Industries Holdings Inc	200	13
Comerica Inc	100	4	Dow Chemical Co/The	2,700	64
			Eastman Chemical Co	100	5

See accompanying notes.

78

Schedule of Investments
Asset Allocation Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Diversified Financial Services (continued)
Ecolab Inc	500 $	22	NASDAQ OMX Group Inc/The (a)	300 $	5
EI du Pont de Nemours & Co	5,400	187	T Rowe Price Group Inc	600	27
Givaudan SA	10	9		$ 355
K+S AG	276	13	Electric - 1.33%
Koninklijke DSM NV	426	17	AES Corp/The (a)	1,100	10
Linde AG	271	29	Allegheny Energy Inc	300	6
Monsanto Co	1,000	46	Ameren Corp	700	17
PPG Industries Inc	500	30	American Electric Power Co Inc	700	23
Praxair Inc	500	38	Consolidated Edison Inc	300	13
Sherwin-Williams Co/The	100	7	Constellation Energy Group Inc	700	23
Sigma-Aldrich Corp	300	15	Dominion Resources Inc/VA	800	31
Solvay SA	16	1	DTE Energy Co	300	14
Syngenta AG	115	26	Duke Energy Corp	2,000	32
Yara International ASA	234	7	E.ON AG	1,762	47
	$ 738		EDF SA	307	12
Commercial Services - 0.50%			Edison International	600	19
Abertis Infraestructuras SA	744	11	EDP - Energias de Portugal SA	1,821	5
Aggreko PLC	931	19	Enel SpA	2,984	13
Atlantia SpA	189	3	Entergy Corp	300	21
Automatic Data Processing Inc	3,541	142	Exelon Corp	1,400	53
Brisa Auto-Estradas de Portugal SA	255	2	FirstEnergy Corp	600	21
Bunzl PLC	394	4	Fortum OYJ	174	4
Capita Group PLC/The	1,282	14	GDF Suez	725	21
Experian PLC	1,457	13	Iberdrola SA	2,373	13
G4S PLC	3,647	14	Iberdrola SA - Rights (a)	1,391	—
Paychex Inc	500	13	Integrys Energy Group Inc	2,200	96
SGS SA	19	26	International Power PLC	1,476	7
Sodexo	105	6	National Grid PLC	1,815	13
Western Union Co/The	1,747	26	NextEra Energy Inc	700	34
	$ 293		Northeast Utilities	500	13
Computers - 2.63%			NRG Energy Inc (a)	1,100	23
Apple Inc (a)	2,100	528	Pepco Holdings Inc	300	5
Atos Origin SA (a)	63	3	PG&E Corp	600	25
Cap Gemini SA	264	12	Pinnacle West Capital Corp	200	7
Computer Sciences Corp	400	18	PPL Corp	600	15
Dell Inc (a)	2,200	27	Progress Energy Inc	500	20
EMC Corp/Massachusetts (a)	7,400	135	Public Service Enterprise Group Inc	800	25
Hewlett-Packard Co	4,500	195	Red Electrica Corporacion SA	246	9
IBM Corp	4,700	580	RWE AG	307	20
Indra Sistemas SA	79	1	SCANA Corp	200	7
Lexmark International Inc (a)	200	7	Scottish & Southern Energy PLC	935	15
Logitech International SA (a)	231	3	Southern Co	1,100	37
NetApp Inc (a)	1,500	56	Wisconsin Energy Corp	100	5
	$ 1,565		Xcel Energy Inc	700	14
Consumer Products - 0.24%				$ 788
Clorox Co	500	31	Electrical Components & Equipment - 0.18%
Fortune Brands Inc	200	8	Emerson Electric Co	1,700	74
Henkel AG & Co KGaA	126	5	Gamesa Corp Tecnologica SA (a)	229	2
Kimberly-Clark Corp	1,200	73	Molex Inc	300	6
Reckitt Benckiser Group PLC	516	24	Schneider Electric SA	74	8
	$ 141		Vestas Wind Systems A/S (a)	488	20
Cosmetics & Personal Care - 0.89%				$ 110
Avon Products Inc	900	24	Electronics - 0.17%
Beiersdorf AG	84	4	Agilent Technologies Inc (a)	1,000	28
Colgate-Palmolive Co	950	75	Arrow Electronics Inc (a)	500	11
L'Oreal SA	204	20	Jabil Circuit Inc	400	5
Procter & Gamble Co	6,815	409	Koninklijke Philips Electronics NV	327	10
	$ 532		Thermo Fisher Scientific Inc (a)	500	25
Distribution & Wholesale - 0.18%			Tyco Electronics Ltd	675	17
			Waters Corp (a)	100	6
Genuine Parts Co	2,500	99
Wolseley PLC (a)	328	6		$ 102
	$ 105		Energy - Alternate Sources - 0.00%
Diversified Financial Services - 0.59%			Verbund AG	110	3
American Express Co	2,400	95
Ameriprise Financial Inc	980	35	Engineering & Contruction - 0.22%
			ABB Ltd (a)	3,762	65
Charles Schwab Corp/The	2,800	40
CME Group Inc	200	56	Acciona SA	36	3
Deutsche Boerse AG	407	25	ACS Actividades de Construccion y Servicios SA	209	8
Franklin Resources Inc	500	43	Balfour Beatty PLC	729	3
Invesco Ltd	1,711	29	Bouygues SA	84	3
			Ferrovial SA	958	6

See accompanying notes.

79

Schedule of Investments
Asset Allocation Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Engineering & Contruction (continued)			Healthcare - Products (continued)
Foster Wheeler AG (a)	800 $	17	CareFusion Corp (a)	450 $	10
Koninklijke Boskalis Westminster NV	77	3	Cie Generale d'Optique Essilor International SA	219	13
Skanska AB	400	6	Covidien PLC	775	31
URS Corp (a)	400	16	CR Bard Inc	200	16
Vinci SA	133	5	Intuitive Surgical Inc (a)	100	31
	$ 135		Johnson & Johnson	7,600	449
Entertainment - 0.00%			Medtronic Inc	2,917	106
Ladbrokes PLC	1,051	2	Nobel Biocare Holding AG	135	2
			Smith & Nephew PLC	1,226	12
Environmental Control - 0.22%			Sonova Holding AG	65	8
Nalco Holding Co	300	6	St Jude Medical Inc (a)	1,350	49
Republic Services Inc	545	16	Stryker Corp	800	40
Waste Management Inc	3,500	110	Synthes Inc	83	9
	$ 132		Zimmer Holdings Inc (a)	700	38
Food - 1.65%				$ 930
Campbell Soup Co	3,700	133	Healthcare - Services - 0.43%
Carrefour SA	667	26	Aetna Inc	800	21
ConAgra Foods Inc	1,300	30	CIGNA Corp	1,800	56
Danone	582	31	Coventry Health Care Inc (a)	600	11
Delhaize Group SA	96	7	Fresenius Medical Care AG & Co KGaA	258	14
General Mills Inc	1,200	43	Humana Inc (a)	400	18
HJ Heinz Co	700	30	LifePoint Hospitals Inc (a)	200	6
J Sainsbury PLC	1,066	5	UnitedHealth Group Inc	2,800	80
JM Smucker Co/The	300	18	Universal Health Services Inc	300	12
Kellogg Co	800	40	WellPoint Inc (a)	800	39
Koninklijke Ahold NV	1,808	22		$ 257
Kraft Foods Inc	2,200	62	Holding Companies - Diversified - 0.11%
Kroger Co/The	1,700	34	GEA Group AG	214	4
Nestle SA	4,553	219	Groupe Bruxelles Lambert SA	145	10
Orkla ASA	780	5	LVMH Moet Hennessy Louis Vuitton SA	491	54
Ralcorp Holdings Inc (a)	200	11		$ 68
Safeway Inc	1,200	24	Home Builders - 0.04%
Sara Lee Corp	1,500	21	KB Home	400	4
Smithfield Foods Inc (a)	400	6	Pulte Group Inc (a)	687	6
SUPERVALU Inc	1,500	16	Toll Brothers Inc (a)	1,000	16
Sysco Corp	900	26		$ 26
Tesco PLC	12,059	68	Home Furnishings - 0.02%
Unilever NV	1,969	54	Electrolux AB	200	4
Unilever PLC	1,617	43	Whirlpool Corp	100	9
WM Morrison Supermarkets PLC	2,530	10		$ 13
	$ 984		Housewares - 0.01%
Food Service - 0.02%			Newell Rubbermaid Inc	400	6
Compass Group PLC	1,645	13
			Insurance - 1.83%
Forest Products & Paper - 0.23%			Aegon NV (a)	1,056	6
International Paper Co	1,100	25	Aflac Inc	1,000	43
MeadWestvaco Corp	400	9	Allianz SE	416	41
Plum Creek Timber Co Inc	2,400	83	Allstate Corp/The	1,100	32
Stora Enso OYJ	164	1	Aon Corp	700	26
Svenska Cellulosa AB	200	2	Assicurazioni Generali SpA	1,919	33
UPM-Kymmene OYJ	164	2	Assurant Inc	1,000	35
Weyerhaeuser Co	300	10	Aviva PLC	2,631	12
	$ 132		AXA SA	1,738	27
Gas - 0.30%			Berkshire Hathaway Inc (a)	2,792	223
CenterPoint Energy Inc	8,300	109	Chubb Corp	3,000	150
Centrica PLC	5,852	26	Fidelity National Financial Inc	400	5
Gas Natural SDG SA	296	4	Genworth Financial Inc (a)	800	10
NiSource Inc	900	13	Hartford Financial Services Group Inc	900	20
Sempra Energy	400	19	ING Groep NV (a)	3,093	23
Snam Rete Gas SpA	1,089	4	Lincoln National Corp	1,000	24
	$ 175		Loews Corp	800	27
Hand & Machine Tools - 0.08%			Marsh & McLennan Cos Inc	1,000	23
Sandvik AB	1,999	24	MetLife Inc	1,200	45
Schindler Holding AG	80	7	Muenchener Rueckversicherungs AG	28	4
Stanley Black & Decker Inc	382	19	PartnerRe Ltd	100	7
	$ 50		Progressive Corp/The	1,400	26
Healthcare - Products - 1.56%			Prudential Financial Inc	1,200	64
Baxter International Inc	1,500	61	Prudential PLC	3,128	24
Becton Dickinson and Co	600	41	Sampo OYJ	300	6
Boston Scientific Corp (a)	2,391	14	Swiss Reinsurance Co Ltd	182	7
			Torchmark Corp	100	5

See accompanying notes.

80

Schedule of Investments
Asset Allocation Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Media (continued)
Travelers Cos Inc/The	1,100 $	54	Walt Disney Co/The	4,238 $	133
Unum Group	1,500	33	WPP PLC	2,131	20
WR Berkley Corp	200	6		$ 708
XL Capital Ltd	200	3	Metal Fabrication & Hardware - 0.18%
Zurich Financial Services	246	54	Assa Abloy AB	279	6
	$ 1,098		Commercial Metals Co	400	5
Internet - 0.73%			Johnson Matthey PLC	401	9
Amazon.com Inc (a)	200	22	Precision Castparts Corp	500	51
AOL Inc (a)	267	6	SKF AB	1,142	21
eBay Inc (a)	3,156	62	Tenaris SA	723	13
Expedia Inc	100	2	Vallourec SA	41	7
Google Inc (a)	600	267		$ 112
McAfee Inc (a)	600	19	Mining - 0.72%
Symantec Corp (a)	1,248	17	Alcoa Inc	2,500	25
TIBCO Software Inc (a)	800	10	Anglo American PLC (a)	1,774	62
Yahoo! Inc (a)	1,700	23	Antofagasta PLC	614	7
	$ 428		BHP Billiton PLC	3,019	78
Investment Companies - 0.04%			Eurasian Natural Resources Corp PLC	562	7
Investor AB	1,536	25	Freeport-McMoRan Copper & Gold Inc	700	42
			Lonmin PLC (a)	42	1
Iron & Steel - 0.17%			Newmont Mining Corp	700	43
AK Steel Holding Corp	1,300	16	Norsk Hydro ASA	212	1
Allegheny Technologies Inc	100	4	Norsk Hydro ASA - Rights (a)	64	—
ArcelorMittal	587	16	Randgold Resources Ltd	78	8
Cliffs Natural Resources Inc	200	9	Rio Tinto PLC	1,935	85
Nucor Corp	700	27	Umicore	35	1
Salzgitter AG	14	1	Vedanta Resources PLC	286	9
Steel Dynamics Inc	400	5	Vulcan Materials Co	600	26
ThyssenKrupp AG	137	3	Xstrata PLC	3,118	41
United States Steel Corp	600	23		$ 436
Voestalpine AG	47	1	Miscellaneous Manufacturing - 1.25%
	$ 105		3M Co	1,500	119
Lodging - 0.11%			Alfa Laval AB	500	6
Accor SA	456	21	Danaher Corp	1,200	45
Intercontinental Hotels Group PLC	357	6	Eastman Kodak Co (a)	1,000	4
Starwood Hotels & Resorts Worldwide Inc	900	37	Eaton Corp	400	26
	$ 64		General Electric Co	20,600	297
Machinery - Construction & Mining - 0.37%			Honeywell International Inc	2,100	82
Atlas Copco AB - A Shares	1,713	25	Illinois Tool Works Inc	900	37
Atlas Copco AB - B Shares	1,428	19	Invensys PLC	932	3
Caterpillar Inc	2,900	174	ITT Corp	500	22
	$ 218		Leggett & Platt Inc	300	6
Machinery - Diversified - 0.19%			Parker Hannifin Corp	400	22
Alstom SA	488	22	Siemens AG	368	33
Deere & Co	900	50	Smiths Group PLC	1,235	20
FLSmidth & Co A/S	100	7	Sulzer AG	33	3
Kone OYJ	487	19	Textron Inc	800	14
MAN SE	94	8	Wartsila OYJ	102	5
Metso OYJ	194	6		$ 744
Zardoya Otis SA	165	2	Office & Business Equipment - 0.06%
Zardoya Otis SA - Rights (a)	165	—	Neopost SA	48	3
	$ 114		Xerox Corp	3,967	32
Media - 1.19%				$ 35
British Sky Broadcasting Group PLC	1,790	19	Oil & Gas - 3.70%
CBS Corp	2,782	36	Anadarko Petroleum Corp	1,300	47
Comcast Corp - Class A	6,278	109	Apache Corp	1,000	84
DIRECTV (a)	1,800	61	BG Group PLC	4,878	73
Discovery Communications Inc - A Shares (a)	600	22	BP PLC	12,343	59
Gannett Co Inc	960	13	Cairn Energy PLC (a)	2,785	17
Liberty Media Corp - Starz (a)	100	5	Chesapeake Energy Corp	1,900	40
McGraw-Hill Cos Inc/The	982	28	Chevron Corp	4,230	287
New York Times Co/The (a)	802	7	ConocoPhillips	4,398	216
News Corp - Class A	2,300	27	Devon Energy Corp	1,100	67
Pearson PLC	1,030	14	ENI SpA	1,613	30
Reed Elsevier NV	942	11	EOG Resources Inc	700	69
Reed Elsevier PLC	1,365	10	EQT Corp	200	7
Time Warner Cable Inc	747	39	Exxon Mobil Corp	8,853	505
Time Warner Inc	2,974	86	Hess Corp	1,000	50
Viacom Inc	1,382	43	Marathon Oil Corp	4,500	140
Vivendi SA	1,209	25	Murphy Oil Corp	500	25
			Noble Energy Inc	500	30

See accompanying notes.

81

Schedule of Investments
Asset Allocation Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail (continued)
Occidental Petroleum Corp	2,200 $	170	AutoZone Inc (a)	105 $	20
OMV AG	141	4	Bed Bath & Beyond Inc (a)	200	7
Questar Corp	200	9	Best Buy Co Inc	200	7
Repsol YPF SA	642	13	BJ's Wholesale Club Inc (a)	400	15
Royal Dutch Shell PLC - A Shares	2,326	59	Cie Financiere Richemont SA	893	31
Royal Dutch Shell PLC - B Shares	1,749	42	Costco Wholesale Corp	800	44
Seadrill Ltd	300	5	CVS Caremark Corp	2,700	79
Southwestern Energy Co (a)	1,100	43	GameStop Corp (a)	1,600	30
Statoil ASA	844	16	Gap Inc/The	584	11
Total SA	1,450	65	Hennes & Mauritz AB	1,886	52
Tullow Oil PLC	1,473	22	Home Depot Inc	1,993	56
Valero Energy Corp	1,000	18	Inditex SA	167	10
	$ 2,212		JC Penney Co Inc	341	7
Oil & Gas Services - 0.87%			Kingfisher PLC	1,996	6
Halliburton Co	1,800	44	Kohl's Corp (a)	200	9
National Oilwell Varco Inc	3,700	122	Lowe's Cos Inc	1,798	37
Saipem SpA	524	16	Ltd Brands Inc	928	21
Schlumberger Ltd	5,700	316	Macy's Inc	816	15
Smith International Inc	500	19	Marks & Spencer Group PLC	2,131	11
Technip SA	128	7	McDonald's Corp	3,051	201
	$ 524		Next PLC	193	6
Packaging & Containers - 0.01%			Nordstrom Inc	400	13
Owens-Illinois Inc (a)	200	5	O'Reilly Automotive Inc (a)	100	5
Rexam PLC	230	1	Ross Stores Inc	100	5
			Sears Holdings Corp (a)	100	6
	$ 6
Pharmaceuticals - 2.76%			Staples Inc	729	14
Abbott Laboratories	5,600	262	Starbucks Corp	2,774	67
Allergan Inc/United States	700	41	Swatch Group AG/The	42	12
AstraZeneca PLC	948	45	Target Corp	949	46
Bristol-Myers Squibb Co	9,700	242	Tiffany & Co	246	9
Cardinal Health Inc	700	23	TJX Cos Inc	300	13
			Urban Outfitters Inc (a)	100	3
Eli Lilly & Co	2,100	70
Endo Pharmaceuticals Holdings Inc (a)	300	7	Walgreen Co	2,200	59
Express Scripts Inc (a)	1,400	66	Wal-Mart Stores Inc	4,300	207
Forest Laboratories Inc (a)	600	16	Yum! Brands Inc	3,896	152
GlaxoSmithKline PLC	5,459	93		$ 1,298
King Pharmaceuticals Inc (a)	700	5	Savings & Loans - 0.03%
McKesson Corp	400	27	Hudson City Bancorp Inc	1,600	20
Medco Health Solutions Inc (a)	1,400	77
Merck & Co Inc	6,033	211	Semiconductors - 1.00%
			Advanced Micro Devices Inc (a)	500	4
Merck KGAA	54	4
Novartis AG	2,369	115	Altera Corp	400	10
Novo Nordisk A/S	576	46	Analog Devices Inc	300	9
Omnicare Inc	500	12	Applied Materials Inc	3,000	36
Pfizer Inc	8,931	127	ARM Holdings PLC	1,520	6
Roche Holding AG	741	102	ASML Holding NV	570	16
Sanofi-Aventis SA	825	50	Broadcom Corp	1,900	63
			Infineon Technologies AG (a)	1,937	11
Shire PLC	261	5
	$ 1,646		Intel Corp	15,300	297
Pipelines - 0.09%			KLA-Tencor Corp	300	8
El Paso Corp	900	10	Linear Technology Corp	300	8
			Micron Technology Inc (a)	900	8
Spectra Energy Corp	1,300	26
Williams Cos Inc	1,000	18	National Semiconductor Corp	500	7
			Novellus Systems Inc (a)	300	8
	$ 54		NVIDIA Corp (a)	3,150	32
Publicly Traded Investment Fund - 0.24%			Q-Cells SE (a)	65	—
SPDR Barclays Capital High Yield Bond ETF	3,700	140	QLogic Corp (a)	400	7
SPDR S&P MidCap 400 ETF Trust	37	5	Renewable Energy Corp ASA (a)	200	—
	$ 145
			Solarworld AG	84	1
REITS - 0.40%			Teradyne Inc (a)	300	3
Boston Properties Inc	235	17
			Texas Instruments Inc	2,100	49
Equity Residential	290	12
			Xilinx Inc	400	10
HCP Inc	700	23
				$ 593
Health Care REIT Inc	2,100	88
			Software - 1.82%
Land Securities Group PLC	901	8	Adobe Systems Inc (a)	1,900	50
Public Storage Inc	181	16	Autonomy Corp PLC (a)	382	10
Simon Property Group Inc	661	53
			Dassault Systemes SA	60	4
Vornado Realty Trust	222	16	Intuit Inc (a)	1,800	62
	$ 233
			Microsoft Corp	28,300	651
Retail - 2.16%			Oracle Corp	10,371	223
Abercrombie & Fitch Co	400	12
			Sage Group PLC	1,121	4

See accompanying notes.

82

Schedule of Investments
Asset Allocation Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Principal
Software (continued)				Amount
Salesforce.com Inc (a)	300 $	26	BONDS - 15.27%	(000's)	Value (000's)
SAP AG	1,159	51	Aerospace & Defense - 0.06%
	$ 1,081		Systems 2001 AT LLC
Telecommunications - 2.69%			6.66%, 9/15/2013(b)	$ 34	$ 36
Alcatel-Lucent/France (a)	996	3
American Tower Corp (a)	1,000	44	Agriculture - 0.24%
AT&T Inc	10,136	245	Altria Group Inc
BT Group PLC	3,105	6	4.13%, 9/11/2015	25	26
CenturyLink Inc	804	27	9.25%, 8/6/2019	30	37
Cisco Systems Inc (a)	18,900	403	BAT International Finance PLC
Corning Inc	4,200	68	9.50%, 11/15/2018(b)	40	52
Deutsche Telekom AG	2,470	29	Bunge Ltd Finance Corp
France Telecom SA	1,240	22	8.50%, 6/15/2019	25	30
Inmarsat PLC	440	4			$ 145
JDS Uniphase Corp (a)	712	7	Automobile Manufacturers - 0.05%
Koninklijke KPN NV	1,024	13	Daimler Finance North America LLC
Millicom International Cellular SA	100	8	7.30%, 1/15/2012	20	22
Motorola Inc (a)	2,100	14	8.50%, 1/18/2031	5	6
Nokia OYJ	1,625	13			$ 28
Nortel Networks Corp (a)	38	—	Banks - 3.25%
Portugal Telecom SGPS SA	1,485	15	Abbey National Treasury Services PLC/London
Qualcomm Inc	4,600	151	3.88%, 11/10/2014(b)	100	99
Qwest Communications International Inc	3,000	16	Bank of America Corp
SES SA	614	13	5.63%, 7/1/2020	10	10
Sprint Nextel Corp (a)	9,238	39	5.65%, 5/1/2018	100	103
Swisscom AG	45	15	Barclays Bank PLC
Telecom Italia SpA	5,861	6	6.75%, 5/22/2019	45	50
Telefonaktiebolaget LM Ericsson	3,496	39	Capital One Financial Corp
Telefonica SA ADR	1	—	6.75%, 9/15/2017	50	57
Telefonica SA	2,834	53	Citigroup Inc
Telenor ASA	1,935	24	6.13%, 11/21/2017	35	37
TeliaSonera AB	2,013	13	6.13%, 5/15/2018	35	37
Tellabs Inc	700	4	8.50%, 5/22/2019	95	113
Verizon Communications Inc	8,100	227	Commonwealth Bank of Australia
Vodafone Group PLC	38,728	80	5.00%, 10/15/2019(b)	40	42
	$ 1,601		Credit Agricole SA/London
Toys, Games & Hobbies - 0.03%			3.50%, 4/13/2015(b)	100	98
Mattel Inc	700	15	Credit Suisse AG
			5.40%, 1/14/2020	105	104
Transportation - 0.74%			Credit Suisse/New York NY
AP Moller - Maersk A/S - A shares	1	7	6.00%, 2/15/2018	10	10
AP Moller - Maersk A/S - B shares	3	24	Goldman Sachs Group Inc/The
CSX Corp	1,100	55	6.15%, 4/1/2018	155	162
Deutsche Post AG	1,624	24	7.50%, 2/15/2019	35	39
DSV A/S	225	3	HSBC Bank PLC
FedEx Corp	600	42	3.50%, 6/28/2015(b)	100	101
Firstgroup PLC	212	1	JP Morgan Chase & Co
Kansas City Southern (a)	500	18	3.40%, 6/24/2015	20	20
Kuehne + Nagel International AG	131	13	4.95%, 3/25/2020	35	36
Norfolk Southern Corp	700	37	6.00%, 1/15/2018	105	116
TNT NV	474	12	KeyCorp
Union Pacific Corp	1,200	83	6.50%, 5/14/2013	55	60
United Parcel Service Inc	2,300	131	Lloyds TSB Bank PLC
	$ 450		5.80%, 1/13/2020(b)	100	94
Water - 0.05%			National Australia Bank Ltd
Severn Trent PLC	349	6	3.75%, 3/2/2015(b)	100	102
Suez Environnement Co	606	10	PNC Funding Corp
United Utilities Group PLC	1,554	12	5.13%, 2/8/2020	50	52
Veolia Environnement	160	4	6.70%, 6/10/2019	30	34
	$ 32		Regions Financial Corp
TOTAL COMMON STOCKS	$ 27,137		5.75%, 6/15/2015	55	55
PREFERRED STOCKS - 0.03%	Shares Held Value (000's)		Royal Bank of Scotland PLC/The
Consumer Products - 0.02%			4.88%, 3/16/2015	100	100
Henkel AG & Co KGaA	153	8	Standard Chartered PLC
			3.85%, 4/27/2015(b)	100	101
Healthcare - Products - 0.01%			Wells Fargo & Co
Fresenius SE	109	7	5.63%, 12/11/2017	90	99
					$ 1,931
TOTAL PREFERRED STOCKS	$ 15		Beverages - 0.18%
			Anheuser-Busch InBev Worldwide Inc
			7.20%, 1/15/2014(b)	40	46

See accompanying notes.

83

Schedule of Investments
Asset Allocation Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Beverages (continued)			Finance - Mortgage Loan/Banker (continued)
Constellation Brands Inc			Fannie Mae (continued)
7.25%, 9/1/2016	$ 15 $	15	2.50%, 5/15/2014	$ 200 $	206
FBG Finance Ltd			2.88%, 12/11/2013	100	105
5.13%, 6/15/2015(b)	45	48	6.63%, 11/15/2030	75	97
	$ 109		Freddie Mac
Biotechnology - 0.11%			3.75%, 3/27/2019	200	209
Genzyme Corp				$ 719
3.63%, 6/15/2015(b)	35	35	Food - 0.37%
Life Technologies Corp			ConAgra Foods Inc
6.00%, 3/1/2020	30	33	7.00%, 10/1/2028	25	29
	$ 68		8.25%, 9/15/2030	20	26
Building Materials - 0.14%			Delhaize America Inc
CRH America Inc			9.00%, 4/15/2031	36	49
6.00%, 9/30/2016	55	61	Kraft Foods Inc
Holcim US Finance Sarl & Cie SCS			5.38%, 2/10/2020	25	27
6.00%, 12/30/2019(b)	20	22	6.88%, 1/26/2039	55	64
	$ 83		7.00%, 8/11/2037	25	29
Chemicals - 0.12%				$ 224
Mosaic Co/The			Forest Products & Paper - 0.12%
7.63%, 12/1/2016(b)	65	70	Georgia-Pacific LLC
			8.25%, 5/1/2016(b)	15	16
Diversified Financial Services - 1.37%			International Paper Co
American Express Co			7.30%, 11/15/2039	20	22
8.13%, 5/20/2019	55	68	7.50%, 8/15/2021	30	35
General Electric Capital Corp				$ 73
5.63%, 5/1/2018	100	106	Healthcare - Products - 0.12%
6.00%, 8/7/2019	85	92	Boston Scientific Corp
Harley-Davidson Funding Corp			6.00%, 1/15/2020	70	70
6.80%, 6/15/2018(b)	35	37
Macquarie Group Ltd			Healthcare - Services - 0.05%
6.00%, 1/14/2020(b)	70	71	HCA Inc/DE
Merrill Lynch & Co Inc			8.50%, 4/15/2019	30	32
6.88%, 4/25/2018	95	101
NASDAQ OMX Group Inc/The			Insurance - 0.57%
5.55%, 1/15/2020	45	46	Aegon NV
New Communications Holdings Inc			4.63%, 12/1/2015	50	51
8.50%, 4/15/2020(b)	80	80	Hartford Financial Services Group Inc
Nissan Motor Acceptance Corp			5.50%, 3/30/2020	50	49
4.50%, 1/30/2015(b)	20	21	MetLife Inc
Nomura Holdings Inc			7.72%, 2/15/2019	55	65
6.70%, 3/4/2020	45	48	Pacific LifeCorp
SLM Corp			6.00%, 2/10/2020(b)	50	53
5.00%, 10/1/2013	35	34	Prudential Financial Inc
TD Ameritrade Holding Corp			4.75%, 9/17/2015	45	46
5.60%, 12/1/2019	60	63	6.63%, 12/1/2037	15	16
Xlliac Global Funding			7.38%, 6/15/2019	20	23
4.80%, 8/10/2010(b)	55	55	Reinsurance Group of America Inc
	$ 822		6.45%, 11/15/2019	35	37
Electric - 0.48%				$ 340
CMS Energy Corp			Iron & Steel - 0.07%
6.25%, 2/1/2020	70	67	ArcelorMittal
EDF SA			9.85%, 6/1/2019	35	44
4.60%, 1/27/2020(b)	25	26
FirstEnergy Solutions Corp			Lodging - 0.04%
6.05%, 8/15/2021	65	66	Hyatt Hotels Corp
Nisource Finance Corp			6.88%, 8/15/2019(b)	25	27
6.13%, 3/1/2022	50	53
6.80%, 1/15/2019	20	22	Media - 0.82%
PPL Energy Supply LLC			CBS Corp
6.30%, 7/15/2013	20	22	8.88%, 5/15/2019	20	25
6.50%, 5/1/2018	25	28	Comcast Corp
	$ 284		5.15%, 3/1/2020	30	31
Electronics - 0.03%			5.70%, 5/15/2018	45	50
Agilent Technologies Inc			CSC Holdings LLC
5.50%, 9/14/2015	15	16	7.63%, 7/15/2018	30	30
			DirecTV Holdings LLC / DirecTV Financing Co
Finance - Mortgage Loan/Banker - 1.20%			Inc
Fannie Mae			5.88%, 10/1/2019	10	11
1.75%, 2/22/2013	100	102	7.63%, 5/15/2016	20	22

See accompanying notes.

84

Schedule of Investments
Asset Allocation Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media (continued)			Oil & Gas (continued)
Discovery Communications LLC			Petrobras International Finance Co
5.05%, 6/1/2020	$ 35 $	36	5.75%, 1/20/2020	$ 45 $	45
DISH DBS Corp			Pioneer Natural Resources Co
7.13%, 2/1/2016	25	25	6.65%, 3/15/2017	15	15
NBC Universal Inc			QEP Resources Inc
5.15%, 4/30/2020(b)	40	42	6.80%, 4/1/2018	35	37
News America Inc				$ 294
7.85%, 3/1/2039	50	62	Oil & Gas Services - 0.10%
Time Warner Cable Inc			Weatherford International Ltd
6.75%, 6/15/2039	20	22	9.63%, 3/1/2019	50	60
8.75%, 2/14/2019	25	32
Time Warner Inc			Other Asset Backed Securities - 0.49%
4.88%, 3/15/2020	15	15	PSE&G Transition Funding LLC
5.88%, 11/15/2016	10	11	6.75%, 6/15/2016	250	293
Viacom Inc
6.88%, 4/30/2036	45	51	Pharmaceuticals - 0.07%
Vivendi SA			Medco Health Solutions Inc
6.63%, 4/4/2018(b)	25	28	7.13%, 3/15/2018	35	42
	$ 493
Mining - 0.52%			Pipelines - 0.48%
Anglo American Capital PLC			CenterPoint Energy Resources Corp
9.38%, 4/8/2019(b)	100	129	6.25%, 2/1/2037	15	16
Freeport-McMoRan Copper & Gold Inc			7.88%, 4/1/2013	5	6
8.38%, 4/1/2017	15	16	Colorado Interstate Gas Co
Rio Tinto Finance USA Ltd			6.80%, 11/15/2015	15	17
9.00%, 5/1/2019	75	99	El Paso Corp
Southern Copper Corp			8.25%, 2/15/2016	30	31
5.38%, 4/16/2020	10	10	Energy Transfer Partners LP
6.75%, 4/16/2040	15	15	9.00%, 4/15/2019	35	41
Vale Overseas Ltd			Enterprise Products Operating LLC
5.63%, 9/15/2019	30	32	5.25%, 1/31/2020	15	16
6.88%, 11/10/2039	5	5	6.50%, 1/31/2019	35	39
	$ 306		Kinder Morgan Energy Partners LP
Miscellaneous Manufacturing - 0.08%			5.95%, 2/15/2018	25	27
Cooper US Inc			Kinder Morgan Finance Co ULC
5.25%, 11/15/2012	30	32	5.70%, 1/5/2016	45	43
Pall Corp			Plains All American Pipeline LP / PAA Finance
5.00%, 6/15/2020	20	21	Corp
	$ 53		6.70%, 5/15/2036	35	35
Mortgage Backed Securities - 1.02%			8.75%, 5/1/2019	15	18
Citigroup Commercial Mortgage Trust				$ 289
5.89%, 12/10/2049(c)	114	116	Real Estate - 0.16%
6.30%, 12/10/2049(c)	50	52	Brookfield Asset Management Inc
Commercial Mortgage Pass Through Certificates			5.80%, 4/25/2017	45	46
6.01%, 12/10/2049(c)	150	155	WEA Finance LLC / WT Finance Aust Pty Ltd
Greenwich Capital Commercial Funding Corp			6.75%, 9/2/2019(b)	40	45
5.44%, 3/10/2039(c)	95	95		$ 91
JP Morgan Chase Commercial Mortgage Securities			REITS - 0.51%
Corp			AvalonBay Communities Inc
5.34%, 5/15/2047	60	59	6.10%, 3/15/2020	40	44
LB-UBS Commercial Mortgage Trust			BioMed Realty LP
5.37%, 9/15/2039	125	129	6.13%, 4/15/2020(b)	25	26
	$ 606		Boston Properties LP
Office & Business Equipment - 0.05%			5.63%, 11/15/2020	25	26
Xerox Corp			5.88%, 10/15/2019	35	38
5.63%, 12/15/2019	10	10	Duke Realty LP
6.35%, 5/15/2018	15	17	6.75%, 3/15/2020	45	47
	$ 27		Health Care REIT Inc
Oil & Gas - 0.50%			6.13%, 4/15/2020	35	36
Anadarko Petroleum Corp			Simon Property Group LP
6.95%, 6/15/2019	45	39	6.75%, 5/15/2014	50	56
Cenovus Energy Inc			Vornado Realty LP
5.70%, 10/15/2019(b)	35	38	4.25%, 4/1/2015	35	35
EQT Corp				$ 308
8.13%, 6/1/2019	25	29	Retail - 0.41%
Hess Corp			AutoNation Inc
6.00%, 1/15/2040	50	52	6.75%, 4/15/2018	20	20
Motiva Enterprises LLC			CVS Pass-Through Trust
5.75%, 1/15/2020(b)	35	39	6.04%, 12/10/2028	50	51

See accompanying notes.

85

Schedule of Investments
Asset Allocation Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Retail (continued)			Georgia - 0.11%
CVS Pass-Through Trust (continued)			Municipal Electric Authority of Georgia
8.35%, 7/10/2031(b)	$ 10	$ 12	6.64%, 4/1/2057	$ 25	$ 25
Home Depot Inc			6.66%, 4/1/2057	40	40
5.88%, 12/16/2036	55	56			$ 65
JC Penney Co Inc			Illinois - 0.07%
5.65%, 6/1/2020	15	15	Chicago Transit Authority
JC Penney Corp Inc			6.20%, 12/1/2040	30	31
6.38%, 10/15/2036	26	25	City of Chicago IL
QVC Inc			6.40%, 1/1/2040	10	11
7.13%, 4/15/2017(b)	40	39			$ 42
Wal-Mart Stores Inc			New York - 0.09%
5.25%, 9/1/2035	15	16	City of New York NY
Yum! Brands Inc			5.97%, 3/1/2036	25	26
6.88%, 11/15/2037	10	12	New York City Transitional Finance Authority
		$ 246	5.27%, 5/1/2027	25	26
Savings & Loans - 0.59%					$ 52
Nationwide Building Society			TOTAL MUNICIPAL BONDS		$ 207
6.25%, 2/25/2020(b)	100	106
				Principal
US Central Federal Credit Union			U.S. GOVERNMENT & GOVERNMENT	Amount
1.90%, 10/19/2012	240	245	AGENCY OBLIGATIONS - 25.91%	(000's)	Value (000's)
		$ 351	Federal Home Loan Mortgage Corporation (FHLMC) - 3.75%
Semiconductors - 0.05%			4.50%, 9/1/2040(d),(e)	$ 475	$ 489
KLA-Tencor Corp			5.00%, 1/1/2037(d)	89	94
6.90%, 5/1/2018	25	28	5.00%, 8/1/2040(d),(e)	820	864
			5.50%, 5/1/2037(c),(d)	107	114
Student Loan Asset Backed Securities - 0.01%			6.00%, 8/1/2037(d)	163	177
SLM Student Loan Trust			6.00%, 7/1/2040(d),(e)	150	163
0.31%, 10/25/2014(c)	6	6	6.04%, 2/1/2037(c),(d)	36	38
			6.50%, 9/1/2036(d)	199	219
Telecommunications - 0.77%			7.50%, 5/1/2035(d)	21	24
AT&T Corp			8.00%, 8/1/2032(d)	21	24
8.00%, 11/15/2031(c)	65	84	8.50%, 8/1/2031(d)	21	25
AT&T Inc			12.00%, 7/1/2013(d)	5	5
6.30%, 1/15/2038	10	11			$ 2,236
CenturyLink Inc			Federal National Mortgage Association (FNMA) - 8.66%
6.15%, 9/15/2019	15	15	2.63%, 5/1/2035(c),(d)	112	116
Corning Inc			4.50%, 9/1/2022(d)	161	171
6.63%, 5/15/2019	5	6	4.50%, 8/1/2040(d),(e)	675	697
7.25%, 8/15/2036	10	11	5.00%, 4/1/2039(d)	91	97
Deutsche Telekom International Finance BV			5.00%, 8/1/2040(d),(e)	400	422
(c)
8.75%, 6/15/2030	20	26	5.50%, 1/1/2036(d)	532	572
Qwest Corp			5.50%, 2/1/2038(d)	971	1,045
6.50%, 6/1/2017	15	15	5.50%, 8/1/2038(d)	248	267
6.88%, 9/15/2033	25	23	5.71%, 3/1/2038(c),(d)	27	28
8.38%, 5/1/2016	30	33	6.00%, 9/1/2038(d)	803	872
SBA Telecommunications Inc			6.00%, 10/1/2038(d)	311	338
(b)
8.25%, 8/15/2019	25	26	6.00%, 12/1/2038(d)	229	249
Telecom Italia Capital SA			6.50%, 12/1/2032(d)	175	195
7.00%, 6/4/2018	60	64	7.00%, 4/1/2023(d)	1	2
7.18%, 6/18/2019	25	27	7.50%, 8/1/2037(d)	42	48
Telefonica Europe BV			8.00%, 2/1/2012(d)	2	2
8.25%, 9/15/2030	50	61	8.00%, 4/1/2033(d)	21	24
Verizon Communications Inc			8.50%, 9/1/2039(d)	21	24
8.95%, 3/1/2039	40	56			$ 5,169
		$ 458	Government National Mortgage Association (GNMA) - 1.20%
Transportation - 0.07%			4.50%, 6/15/2039	225	235
CSX Corp			4.50%, 5/15/2040	230	240
6.15%, 5/1/2037	15	16	5.50%, 7/1/2040(e)	225	243
Ryder System Inc					$ 718
7.20%, 9/1/2015	20	23
			U.S. Treasury - 8.26%
		$ 39	2.25%, 1/31/2015	1,685	1,727
TOTAL BONDS		$ 9,111	2.38%, 10/31/2014	1,100	1,135
	Principal		2.50%, 4/30/2015	1,350	1,398
	Amount		2.63%, 7/31/2014	100	104
MUNICIPAL BONDS - 0.35%	(000's)	Value (000's)	4.25%, 5/15/2039	375	396
California - 0.08%			4.63%, 2/15/2040	150	169
State of California					$ 4,929
6.65%, 3/1/2022	$ 45	$ 48

See accompanying notes.

86

Schedule of Investments Asset Allocation Account June 30, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Sector	Percent
	Principal
			Financial	29.88%
U.S. GOVERNMENT & GOVERNMENT	Amount
			Mortgage Securities	14.64%
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
			Government	13.51%
U.S. Treasury Bill - 4.04%
0.11%, 7/1/2010(f)	$ 1,600	$ 1,600	Consumer, Non-cyclical	11.78%
0.19%, 10/28/2010(f)	60	60	Communications	6.30%
0.20%, 8/19/2010(f)	250	250	Energy	5.75%
0.26%, 2/10/2011(f)	500	499	Technology	5.61%
			Industrial	5.25%
		$ 2,409	Consumer, Cyclical	3.86%
TOTAL U.S. GOVERNMENT &			Basic Materials	3.17%
GOVERNMENT AGENCY OBLIGATIONS		$ 15,461	Utilities	2.16%
	Maturity		Asset Backed Securities	0.50%
	Amount		Exchange Traded Funds	0.24%
REPURCHASE AGREEMENTS - 16.07%	(000's)	Value (000's)	Revenue	0.22%
Banks - 16.07%			General Obligation	0.13%
Investment in Joint Trading Account; Bank of	$ 3,689	$ 3,689	Diversified	0.11%
America Repurchase Agreement; 0.02%			Liabilities in Excess of Other Assets, Net	(3.11)%
dated 06/30/10 maturing 07/01/10			TOTAL NET ASSETS	100.00%
(collateralized by Sovereign Agency Issues
and US Treasury Note; $3,762,323; 0.00% -
			Other Assets Summary (unaudited)
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	1,545	1,545	Asset Type	Percent
Repurchase Agreement; 0.01% dated			Futures	30.94%
06/30/10 maturing 07/01/10 (collateralized by			Currency Contract	13.98%
US Treasury Note; $1,576,309; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	911	911
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $929,428; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	3,441	3,441
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $3,509,519; 0.00%
- 2.50%; dated 07/12/10 - 04/29/14)
		$ 9,586
TOTAL REPURCHASE AGREEMENTS		$ 9,586
Total Investments		$ 61,517
Liabilities in Excess of Other Assets, Net -
(3.11)%		$ (1,854)
TOTAL NET ASSETS - 100.00%		$ 59,663

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,862 or 3.12% of net assets.
(c)	Variable Rate. Rate shown is in effect at June 30, 2010.
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
(f)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 3,035
Unrealized Depreciation	(4,344)
Net Unrealized Appreciation (Depreciation)	$ (1,309)
Cost for federal income tax purposes	$ 62,826
All dollar amounts are shown in thousands (000's)

See accompanying notes.

87

Schedule of Investments
Asset Allocation Account
June 30, 2010 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Bank of New York Mellon		07/15/2010	106,630 $	92	$ 91	$ (1)
Australian Dollar	Deutsche Bank Securities		07/15/2010	168,153	144	141	(3)
Australian Dollar	Goldman Sachs		07/15/2010	752,419	646	632	(14)
Australian Dollar	Northern Trust		07/15/2010	585,535	503	492	(11)
British Pound	Goldman Sachs		07/15/2010	88,248	131	132	1
British Pound	UBS Securities		07/15/2010	140,044	208	209	1
Canadian Dollar	Banc of America Securities		07/15/2010	665,862	647	626	(21)
Euro	Deutsche Bank Securities		07/15/2010	693,528	855	848	(7)
Hong Kong Dollar	Bank of New York Mellon		07/15/2010	1,688,282	217	217	—
Indian Rupee	UBS Securities		07/15/2010	31,434	1	1	—
Japanese Yen	Northern Trust		07/15/2010	16,357,075	179	185	6
Japanese Yen	UBS Securities		07/15/2010	190,534,002	2,086	2,156	70
Mexican Peso	UBS Securities		07/15/2010	28,890	2	2	—
Norwegian Krone	JP Morgan Securities		07/15/2010	121,511	19	19	—
Singapore Dollar	UBS Securities		07/15/2010	246,244	177	176	(1)
Swiss Franc	UBS Securities		07/15/2010	121,535	110	113	3

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	UBS Securities		07/15/2010	630,479 $	542	$ 530	$ 12
Brazilian Real	UBS Securities		07/15/2010	67,276	37	37	—
British Pound	UBS Securities		07/15/2010	257,565	382	385	(3)
Canadian Dollar	Banc of America Securities		07/15/2010	643,314	630	605	25
Euro	Deutsche Bank Securities		07/15/2010	311,963	383	381	2
Norwegian Krone	Bank of New York Mellon		07/15/2010	21,795	3	3	—
Swedish Krona	JP Morgan Securities		07/15/2010	221,777	28	28	—
Swiss Franc	UBS Securities		07/15/2010	356,176	315	331	(16)

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
CAC 40 Index; July 2010		Long	1 $	44 $		42	$ (2)
DAX Index; September 2010		Long	3	571		547	(24)
HANG SENG Index; July 2010		Long	2	266		258	(8)
MSCI SING IX; July 2010		Long	3	146		144	(2)
S&P 500 Emini; September 2010		Long	105	5,811		5,390	(421)
SPI 200; September 2010		Long	8	758		717	(41)
TOPIX Index; September 2010		Long	33	3,211		3,130	(81)
DJ EURO STOXX 50; September 2010		Short	10	326		314	12
FTSE 100 Index; September 2010		Short	1	77		73	4
NIKKEI 225 OSE; September 2010		Short	11	1,199		1,165	34
Russell 2000 Mini; September 2010		Short	10	664		608	56
S&P TSX 60 IX; September 2010		Short	1	131		124	7
US 10 Year Note; September 2010		Short	10	1,199		1,225	(26)
US 2 Year Note; September 2010		Short	21	4,577		4,596	(19)
US Long Bond; September 2010		Short	1	125		128	(3)
							$ (514)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

88

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

COMMON STOCKS - 57.55%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.49%			Banks (continued)
inVentiv Health Inc (a)	290 $	7	Lakeland Bancorp Inc	370 $	3
Omnicom Group Inc	7,404	254	M&T Bank Corp	307	26
	$ 261		Mitsubishi UFJ Financial Group Inc ADR	5,395	25
Aerospace & Defense - 0.27%			NBT Bancorp Inc	430	9
BAE Systems PLC ADR	1,302	24	PNC Financial Services Group Inc	4,129	233
Esterline Technologies Corp (a)	336	16	Prosperity Bancshares Inc	550	19
HEICO Corp	300	11	Royal Bank of Canada	841	40
Moog Inc (a)	254	8	Signature Bank/New York NY (a)	540	21
Raytheon Co	1,099	53	Societe Generale ADR	1,831	15
Teledyne Technologies Inc (a)	319	13	Southwest Bancorp Inc/Stillwater OK	340	5
Triumph Group Inc	250	17	Tompkins Financial Corp	132	5
	$ 142		Trustmark Corp	630	13
			UBS AG (a)	1,546	20
Agriculture - 1.44%
Altria Group Inc	20,912	419	Union First Market Bankshares Corp	280	3
British American Tobacco PLC ADR	586	37	United Overseas Bank Ltd ADR	864	24
Imperial Tobacco Group PLC ADR	681	38	Webster Financial Corp	1,050	19
Lorillard Inc	3,627	261	Wells Fargo & Co	18,788	481
Philip Morris International Inc	259	12		$ 2,342
	$ 767		Beverages - 0.49%
Airlines - 0.06%			Anheuser-Busch InBev NV ADR	440	21
Copa Holdings SA	714	32	Coca-Cola Co/The	3,406	171
			Kirin Holdings Co Ltd ADR	1,703	21
Apparel - 0.14%			PepsiCo Inc	351	21
Carter's Inc (a)	330	9	SABMiller PLC ADR	984	28
G-III Apparel Group Ltd (a)	324	7		$ 262
Perry Ellis International Inc (a)	150	3	Biotechnology - 0.83%
Steven Madden Ltd (a)	594	19	Acorda Therapeutics Inc (a)	140	4
True Religion Apparel Inc (a)	760	17	Amgen Inc (a)	1,859	98
Warnaco Group Inc/The (a)	474	17	Arqule Inc (a)	1,030	4
	$ 72		Bio-Rad Laboratories Inc (a)	110	9
			Celldex Therapeutics Inc (a)	830	4
Automobile Manufacturers - 0.34%
Ford Motor Co (a)	9,414	95	Cubist Pharmaceuticals Inc (a)	593	12
			Cytokinetics Inc (a)	1,468	3
Honda Motor Co Ltd ADR	1,425	41
Nissan Motor Co Ltd ADR(a)	1,584	22	Exelixis Inc (a)	2,770	10
			Gilead Sciences Inc (a)	7,550	259
Toyota Motor Corp ADR	313	21
			Human Genome Sciences Inc (a)	650	15
	$ 179
Automobile Parts & Equipment - 0.04%			Incyte Corp (a)	1,010	11
ArvinMeritor Inc (a)	230	3	Ligand Pharmaceuticals Inc (a)	1,970	3
Dana Holding Corp (a)	440	5	OncoGenex Pharmaceutical Inc (a)	237	3
Dorman Products Inc (a)	240	5	Vical Inc (a)	1,469	5
Tenneco Inc (a)	340	7	XOMA Ltd (a)	6,200	3
	$ 20			$ 443
Banks - 4.41%			Building Materials - 0.20%
Australia & New Zealand Banking Group Ltd	1,400	25	CRH PLC ADR	1,053	22
			Owens Corning Inc (a)	2,752	82
ADR
Banco Santander SA ADR	1,947	20	Universal Forest Products Inc	140	4
Bancorp Inc/DE (a)	460	4		$ 108
Bank of America Corp	30,228	434	Chemicals - 1.04%
Bank of Montreal	399	22	Akzo Nobel NV ADR	347	18
Bank of Nova Scotia	443	20	Ashland Inc	2,642	123
Barclays PLC ADR	1,666	26	BASF SE ADR	585	32
BNP Paribas ADR	1,186	33	CF Industries Holdings Inc	768	49
Boston Private Financial Holdings Inc	1,430	9	HB Fuller Co	650	12
Citigroup Inc (a)	35,142	132	Innophos Holdings Inc	690	18
Columbia Banking System Inc	347	6	Lubrizol Corp	2,796	225
Comerica Inc	3,873	143	Olin Corp	1,170	21
Commerce Bancshares Inc	723	26	Sensient Technologies Corp	320	8
Community Bank System Inc	610	13	Stepan Co	110	7
Community Trust Bancorp Inc	150	4	Syngenta AG ADR	744	34
			WR Grace & Co (a)	230	5
Credit Suisse Group AG ADR	774	29
DBS Group Holdings Ltd ADR	767	30		$ 552
East West Bancorp Inc	774	12	Coal - 0.08%
Financial Institutions Inc	63	1	Arch Coal Inc	1,766	35
First Interstate Bancsystem Inc	205	3	Cloud Peak Energy Inc (a)	363	5
Goldman Sachs Group Inc/The	751	99		$ 40
Hang Seng Bank Ltd ADR	1,014	14	Commercial Services - 1.01%
HSBC Holdings PLC ADR	1,246	57	Aaron's Inc	585	10
Independent Bank Corp/Rockland MA	300	7	ABM Industries Inc	550	12
Intesa Sanpaolo SpA ADR	851	14	Advance America Cash Advance Centers Inc	790	3
JP Morgan Chase & Co	5,416	198	American Public Education Inc (a)	140	6

See accompanying notes.

89

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Electric - 2.02%
Coinstar Inc (a)	340 $	14	Avista Corp	920 $	18
Corinthian Colleges Inc (a)	440	4	Constellation Energy Group Inc	5,599	181
Emergency Medical Services Corp (a)	330	16	DTE Energy Co	3,647	166
Equifax Inc	1,416	40	E.ON AG ADR	324	9
Euronet Worldwide Inc (a)	444	6	Edison International	2,382	76
FTI Consulting Inc (a)	1,063	46	Enel SpA ADR	3,634	15
Global Cash Access Holdings Inc (a)	1,550	11	IDACORP Inc	300	10
Grand Canyon Education Inc (a)	190	5	Integrys Energy Group Inc	3,281	143
H&R Block Inc	2,923	46	International Power PLC ADR	289	13
Healthcare Services Group Inc	610	11	NorthWestern Corp	610	16
ICF International Inc (a)	330	8	Pinnacle West Capital Corp	3,134	114
Kenexa Corp (a)	385	5	Progress Energy Inc	4,137	162
Kforce Inc (a)	610	8	RWE AG ADR	306	20
On Assignment Inc (a)	590	3	Scottish & Southern Energy PLC ADR	655	11
Parexel International Corp (a)	910	20	TECO Energy Inc	6,558	99
Providence Service Corp/The (a)	260	4	Unisource Energy Corp	620	19
Rent-A-Center Inc/TX (a)	800	16		$ 1,072
RR Donnelley & Sons Co	2,045	34	Electrical Components & Equipment - 0.10%
Sotheby's	630	14	Energizer Holdings Inc (a)	807	41
Steiner Leisure Ltd (a)	240	9	EnerSys (a)	440	9
TeleTech Holdings Inc (a)	900	12	Fushi Copperweld Inc (a)	553	5
Total System Services Inc	8,069	110		$ 55
Valassis Communications Inc (a)	230	7
			Electronics - 1.06%
Western Union Co/The	3,347	50	Benchmark Electronics Inc (a)	840	13
	$ 530		Brady Corp	240	6
Computers - 3.07%			Checkpoint Systems Inc (a)	250	4
Apple Inc (a)	1,492	375	CTS Corp	550	5
CACI International Inc (a)	160	7	Garmin Ltd	3,857	113
Dell Inc (a)	22,212	268	Koninklijke Philips Electronics NV	650	19
EMC Corp/Massachusetts (a)	23,404	428	LaBarge Inc (a)	311	4
Fortinet Inc (a)	670	11	Multi-Fineline Electronix Inc (a)	330	8
Hewlett-Packard Co	9,312	403	OSI Systems Inc (a)	210	6
IBM Corp	725	90	Park Electrochemical Corp	230	6
Insight Enterprises Inc (a)	600	8	PerkinElmer Inc	1,967	41
Manhattan Associates Inc (a)	350	9	Rofin-Sinar Technologies Inc (a)	440	9
Rimage Corp (a)	220	4	Thermo Fisher Scientific Inc (a)	4,329	212
SYKES Enterprises Inc (a)	400	6	Thomas & Betts Corp (a)	2,904	101
TDK Corp ADR	322	18	Watts Water Technologies Inc	190	6
	$ 1,627		Woodward Governor Co	280	7
Consumer Products - 0.80%				$ 560
American Greetings Corp	720	13	Engineering & Contruction - 0.18%
Central Garden and Pet Co - A Shares (a)	1,210	11	ABB Ltd ADR(a)	1,386	24
Ennis Inc	260	4	EMCOR Group Inc (a)	776	18
Helen of Troy Ltd (a)	230	5	Exponent Inc (a)	140	5
Jarden Corp	2,292	62	Insituform Technologies Inc (a)	450	9
Kimberly-Clark Corp	5,321	323	MasTec Inc (a)	430	4
Tupperware Brands Corp	210	8	URS Corp (a)	926	36
	$ 426			$ 96
Cosmetics & Personal Care - 0.86%			Entertainment - 0.01%
Procter & Gamble Co	7,612	457	National CineMedia Inc	380	6

Distribution & Wholesale - 0.56%			Environmental Control - 0.01%
Beacon Roofing Supply Inc (a)	650	12	Tetra Tech Inc (a)	380	7
Brightpoint Inc (a)	580	4
ITOCHU Corp ADR	485	38	Food - 1.71%
Mitsubishi Corp ADR	1,011	42	American Italian Pasta Co (a)	480	25
Sumitomo Corp ADR	3,333	33	ConAgra Foods Inc	1,757	41
United Stationers Inc (a)	130	7	Corn Products International Inc	1,610	49
WESCO International Inc (a)	4,818	162	Dean Foods Co (a)	6,236	63
	$ 298		Del Monte Foods Co	21,990	317
Diversified Financial Services - 1.32%			Fresh Del Monte Produce Inc (a)	280	6
American Express Co	8,597	341	Hershey Co/The	4,141	198
AmeriCredit Corp (a)	3,300	60	Koninklijke Ahold NV ADR	2,407	30
Ameriprise Financial Inc	6,805	246	Nestle SA ADR	1,035	50
Artio Global Investors Inc	260	4	Seneca Foods Corp (a)	132	4
Calamos Asset Management Inc	520	5	SUPERVALU Inc	7,996	86
ICAP PLC ADR	1,210	15	TreeHouse Foods Inc (a)	380	17
KBW Inc (a)	530	11	Unilever PLC ADR	798	21
National Financial Partners Corp (a)	1,100	11		$ 907
Nomura Holdings Inc ADR	2,013	11	Forest Products & Paper - 0.46%
	$ 704		International Paper Co	9,701	220

See accompanying notes.

90

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Insurance (continued)
PH Glatfelter Co	610 $	7	Zurich Financial Services AG ADR	1,259 $	28
Svenska Cellulosa AB ADR	1,615	19		$ 1,561
	$ 246		Internet - 0.18%
Gas - 0.17%			Constant Contact Inc (a)	680	15
AGL Resources Inc	1,197	43	Earthlink Inc	1,710	14
Energen Corp	524	23	Google Inc (a)	79	35
Southwest Gas Corp	460	14	Liquidity Services Inc (a)	270	3
WGL Holdings Inc	240	8	Perficient Inc (a)	490	4
	$ 88		SonicWALL Inc (a)	410	5
Hand & Machine Tools - 0.07%			TIBCO Software Inc (a)	1,770	21
Franklin Electric Co Inc	190	5		$ 97
Makita Corp ADR	500	13	Investment Companies - 0.01%
Regal-Beloit Corp	390	22	PennantPark Investment Corp	329	3
	$ 40
Healthcare - Products - 1.03%			Iron & Steel - 0.03%
American Medical Systems Holdings Inc (a)	940	21	Citic Pacific Ltd ADR	1,479	14
CareFusion Corp (a)	699	16	Schnitzer Steel Industries Inc	60	2
Hologic Inc (a)	5,472	76		$ 16
Immucor Inc (a)	1,100	21	Leisure Products & Services - 0.02%
Integra LifeSciences Holdings Corp (a)	160	6	Polaris Industries Inc	200	11
Johnson & Johnson	1,421	84
Merit Medical Systems Inc (a)	510	8	Machinery - Construction & Mining - 0.14%
Orthofix International NV (a)	230	7	Joy Global Inc	1,467	73
Patterson Cos Inc	1,535	44
PSS World Medical Inc (a)	910	19	Machinery - Diversified - 0.24%
St Jude Medical Inc (a)	6,924	250	AGCO Corp (a)	1,594	43
	$ 552		Alamo Group Inc	190	4
Healthcare - Services - 1.54%			Altra Holdings Inc (a)	350	5
Aetna Inc	2,095	55	Applied Industrial Technologies Inc	440	11
Amedisys Inc (a)	334	15	Briggs & Stratton Corp	500	9
AMERIGROUP Corp (a)	260	8	Chart Industries Inc (a)	530	8
Coventry Health Care Inc (a)	8,694	154	Kubota Corp ADR	605	23
Ensign Group Inc/The	416	7	Middleby Corp (a)	250	13
Gentiva Health Services Inc (a)	270	7	Wabtec Corp/DE	260	11
Health Management Associates Inc (a)	13,851	108		$ 127
ICON PLC ADR(a)	470	14	Media - 0.84%
Magellan Health Services Inc (a)	540	20	DIRECTV (a)	3,392	115
Tenet Healthcare Corp (a)	10,819	47	Gannett Co Inc	3,006	40
UnitedHealth Group Inc	13,596	386	Journal Communications Inc (a)	830	3
	$ 821		McGraw-Hill Cos Inc/The	5,585	157
Home Furnishings - 0.16%			News Corp - Class A	8,540	102
Electrolux AB ADR	693	32	WPP PLC ADR	501	24
Sony Corp ADR	942	25		$ 441
Tempur-Pedic International Inc (a)	860	26	Metal Fabrication & Hardware - 0.36%
	$ 83		CIRCOR International Inc	160	4
Insurance - 2.94%			Dynamic Materials Corp	360	6
ACE Ltd	907	47	LB Foster Co (a)	170	4
Aflac Inc	580	25	Timken Co	6,927	180
Allianz SE ADR	1,237	12		$ 194
Allied World Assurance Co Holdings Ltd	2,875	131	Mining - 0.79%
Alterra Capital Holdings Ltd	500	9	Anglo American PLC ADR(a)	1,828	31
American Financial Group Inc/OH	1,534	42	BHP Billiton Ltd ADR	704	44
Aspen Insurance Holdings Ltd	2,294	57	Freeport-McMoRan Copper & Gold Inc	4,553	269
Assurant Inc	5,392	187	Hecla Mining Co (a)	1,360	7
AXA SA ADR	879	13	Kaiser Aluminum Corp	260	9
Berkshire Hathaway Inc (a)	1,274	102	Lihir Gold Ltd ADR	467	17
Chubb Corp	2,843	142	Rio Tinto PLC ADR	1,016	44
Delphi Financial Group Inc	655	16		$ 421
Endurance Specialty Holdings Ltd	2,589	97	Miscellaneous Manufacturing - 2.98%
Flagstone Reinsurance Holdings SA	500	5	3M Co	4,862	384
Hannover Rueckversicherung AG ADR	1,069	23	Actuant Corp	900	17
OneBeacon Insurance Group Ltd	210	3	AO Smith Corp	260	13
Platinum Underwriters Holdings Ltd	610	22	Carlisle Cos Inc	139	5
Protective Life Corp	2,473	53	Dover Corp	3,840	160
Prudential Financial Inc	2,889	155	Eaton Corp	523	34
StanCorp Financial Group Inc	190	7	ESCO Technologies Inc	260	7
Tokio Marine Holdings Inc ADR	523	14	General Electric Co	45,580	657
Travelers Cos Inc/The	1,860	91	Illinois Tool Works Inc	6,094	252
Unitrin Inc	2,012	51	Koppers Holdings Inc	367	8
Unum Group	10,540	229	Siemens AG ADR	381	34

See accompanying notes.

91

Schedule of Investments Balanced Account June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pipelines (continued)
Tomkins PLC ADR	1,100 $	15	Williams Cos Inc	4,441 $	81
	$ 1,586			$ 133
Office & Business Equipment - 0.26%			Publicly Traded Investment Fund - 0.46%
Canon Inc ADR	808	30	iShares Russell 1000 Growth Index Fund	688	31
Xerox Corp	13,529	109	iShares S&P 500 Index Fund/US	2,039	211
	$ 139		THL Credit Inc (a)	320	4
Oil & Gas - 3.67%				$ 246
Anadarko Petroleum Corp	1,821	66	Real Estate - 0.17%
Berry Petroleum Co	380	10	Brookfield Asset Management Inc	1,164	27
BG Group PLC ADR	465	35	Jones Lang LaSalle Inc	566	37
Bill Barrett Corp (a)	370	11	Sun Hung Kai Properties Ltd ADR	1,771	24
BP PLC ADR	365	10		$ 88
Callon Petroleum Co (a)	540	3	REITS - 1.21%
Chevron Corp	9,685	657	Agree Realty Corp	150	4
Devon Energy Corp	2,432	148	Ashford Hospitality Trust Inc (a)	1,180	9
ENI SpA ADR	311	11	BioMed Realty Trust Inc	550	9
Exxon Mobil Corp	5,495	314	CBL & Associates Properties Inc	1,160	15
Helmerich & Payne Inc	1,311	48	Chimera Investment Corp	2,887	11
Hess Corp	5,118	258	Entertainment Properties Trust	414	16
Marathon Oil Corp	1,831	57	Essex Property Trust Inc	594	58
Occidental Petroleum Corp	1,291	100	Getty Realty Corp	180	4
Petroquest Energy Inc (a)	2,970	20	Hersha Hospitality Trust	2,703	12
Rowan Cos Inc (a)	4,255	93	Highwoods Properties Inc	310	8
Royal Dutch Shell PLC ADR	392	20	Home Properties Inc	160	7
Royal Dutch Shell PLC - B shares ADR	396	19	Host Hotels & Resorts Inc	8,950	121
Statoil ASA ADR	940	18	Kilroy Realty Corp	670	20
Swift Energy Co (a)	675	18	Mack-Cali Realty Corp	5,241	156
Total SA ADR	723	32	PS Business Parks Inc	180	10
	$ 1,948		Saul Centers Inc	230	9
Oil & Gas Services - 0.74%			Simon Property Group Inc	1,737	140
Halliburton Co	1,306	32	Starwood Property Trust Inc	310	5
Lufkin Industries Inc	500	19	Sunstone Hotel Investors Inc (a)	830	8
National Oilwell Varco Inc	4,917	163	Universal Health Realty Income Trust	120	4
Oil States International Inc (a)	967	38	Urstadt Biddle Properties Inc	270	5
RPC Inc	690	10	Washington Real Estate Investment Trust	570	16
Superior Energy Services Inc (a)	6,449	120		$ 647
T-3 Energy Services Inc (a)	280	8	Retail - 3.56%
	$ 390		Asbury Automotive Group Inc (a)	770	8
Packaging & Containers - 0.07%			Barnes & Noble Inc	530	7
Rock-Tenn Co	450	22	Best Buy Co Inc	4,886	165
Silgan Holdings Inc	560	16	Big 5 Sporting Goods Corp	460	6
	$ 38		Big Lots Inc (a)	5,107	164
Pharmaceuticals - 3.13%			Cash America International Inc	320	11
Abbott Laboratories	4,940	231	Dillard's Inc	640	14
Alexza Pharmaceuticals Inc (a)	1,344	4	DineEquity Inc (a)	200	6
AmerisourceBergen Corp	10,159	323	Dress Barn Inc (a)	790	19
AstraZeneca PLC ADR	886	42	Einstein Noah Restaurant Group Inc (a)	223	2
Bristol-Myers Squibb Co	21,922	547	Finish Line Inc/The	400	6
Catalyst Health Solutions Inc (a)	520	18	First Cash Financial Services Inc (a)	210	5
Cephalon Inc (a)	2,382	135	Gap Inc/The	11,097	216
Cornerstone Therapeutics Inc (a)	430	2	Jo-Ann Stores Inc (a)	510	19
Dyax Corp (a)	1,170	3	JOS A Bank Clothiers Inc (a)	130	7
Endo Pharmaceuticals Holdings Inc (a)	4,181	91	PF Chang's China Bistro Inc	250	10
GlaxoSmithKline PLC ADR	417	14	Pier 1 Imports Inc (a)	940	6
Idenix Pharmaceuticals Inc (a)	800	4	Ross Stores Inc	1,091	58
Impax Laboratories Inc (a)	66	1	Ruby Tuesday Inc (a)	1,680	14
Merck & Co Inc	733	25	Sally Beauty Holdings Inc (a)	1,120	9
Novartis AG ADR	857	41	Stage Stores Inc	580	6
Novo Nordisk A/S ADR	330	27	Starbucks Corp	12,879	313
Orexigen Therapeutics Inc (a)	1,280	5	Texas Roadhouse Inc (a)	1,090	14
Par Pharmaceutical Cos Inc (a)	300	8	TJX Cos Inc	1,459	61
Pfizer Inc	2,095	30	Walgreen Co	2,825	75
Roche Holding AG ADR	1,129	39	Wal-Mart Stores Inc	13,698	658
Sanofi-Aventis SA ADR	990	30	World Fuel Services Corp	480	12
Shire PLC ADR	261	16		$ 1,891
Vivus Inc (a)	1,040	10	Savings & Loans - 0.10%
XenoPort Inc (a)	1,300	13	Danvers Bancorp Inc	240	3
	$ 1,659		Dime Community Bancshares	300	4
Pipelines - 0.25%			ESSA Bancorp Inc	269	3
Oneok Inc	1,201	52	Flushing Financial Corp	460	6
			Investors Bancorp Inc (a)	690	9

See accompanying notes.

92

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Savings & Loans (continued)			Toys, Games & Hobbies - 0.50%
Northwest Bancshares Inc	570 $	7	Mattel Inc	12,609 $	267
OceanFirst Financial Corp	340	4
Oritani Financial Corp	180	2	Transportation - 0.67%
Provident Financial Services Inc	730	9	Atlas Air Worldwide Holdings Inc (a)	350	17
United Financial Bancorp Inc	320	4	Bristow Group Inc (a)	560	17
	$ 51		Celadon Group Inc (a)	380	5
Semiconductors - 1.34%			CSX Corp	794	39
ASML Holding NV	936	26	Heartland Express Inc	1,090	16
Atmel Corp (a)	26,544	127	HUB Group Inc (a)	570	17
Cabot Microelectronics Corp (a)	310	11	Kansas City Southern (a)	1,268	46
Diodes Inc (a)	720	12	Marten Transport Ltd (a)	290	6
Entegris Inc (a)	3,120	12	MTR Corp ADR	821	28
Hittite Microwave Corp (a)	310	14	United Parcel Service Inc	2,995	170
Intel Corp	23,413	455		$ 361
IXYS Corp (a)	840	7	Trucking & Leasing - 0.01%
Kopin Corp (a)	1,140	4	TAL International Group Inc	370	8
LSI Corp (a)	6,863	32
Micrel Inc	510	5	TOTAL COMMON STOCKS	$ 30,583
Microsemi Corp (a)	550	8		Principal
Standard Microsystems Corp (a)	190	5		Amount
	$ 718		BONDS - 24.97%	(000's) Value (000's)
Software - 3.59%			Aerospace & Defense - 0.17%
ACI Worldwide Inc (a)	350	7	GenCorp Inc
Acxiom Corp (a)	930	14	9.50%, 8/15/2013	$ 60 $	61
Broadridge Financial Solutions Inc	2,057	39	L-3 Communications Corp
CA Inc	2,425	45	4.75%, 7/15/2020	25	25
CSG Systems International Inc (a)	290	5	Triumph Group Inc
Intuit Inc (a)	1,511	52	8.63%, 7/15/2018(b)	5	5
JDA Software Group Inc (a)	356	8		$ 91
Mantech International Corp (a)	210	9	Agriculture - 0.44%
Microsoft Corp	39,921	919	Altria Group Inc
MicroStrategy Inc (a)	170	13	4.13%, 9/11/2015	15	15
Oracle Corp	27,081	581	9.70%, 11/10/2018	135	171
Pegasystems Inc	490	16	Lorillard Tobacco Co
Quest Software Inc (a)	610	11	6.88%, 5/1/2020	5	5
Red Hat Inc (a)	4,799	139	Philip Morris International Inc
SAP AG ADR	533	24	4.50%, 3/26/2020	35	36
SYNNEX Corp (a)	550	14	Southern States Cooperative Inc
Taleo Corp (a)	640	15	11.25%, 5/15/2015(b)	5	5
	$ 1,911			$ 232
Telecommunications - 3.32%			Airlines - 0.08%
Amdocs Ltd (a)	2,786	75	American Airlines Pass Through Trust 2009-1A
Anaren Inc (a)	240	4	10.38%, 7/2/2019	5	6
Arris Group Inc (a)	1,200	12	Delta Air Lines Inc
AT&T Inc	26,408	639	6.72%, 1/2/2023	22	20
BT Group PLC ADR	900	17	UAL 2007-1 Pass Through Trust
Cisco Systems Inc (a)	22,823	486	2.68%, 7/2/2014(b),(c)	4	3
Consolidated Communications Holdings Inc	710	12	UAL 2009-1 Pass Through Trust
InterDigital Inc (a)	450	11	10.40%, 11/1/2016(d)	5	5
Koninklijke KPN NV ADR	1,700	22	UAL Pass Through Trust Series 2000-1
LogMeIn Inc (a)	252	7	8.03%, 7/1/2011	5	7
Nokia OYJ ADR	1,206	10		$ 41
NTT DoCoMo Inc ADR	1,287	19	Apparel - 0.02%
PAETEC Holding Corp (a)	1,880	6
			Rafaella Apparel Group Inc
Plantronics Inc	560	16	11.25%, 6/15/2011	15	10
Polycom Inc (a)	430	13
Portugal Telecom SGPS SA ADR	1,584	16	Automobile Asset Backed Securities - 0.65%
Premiere Global Services Inc (a)	920	6
			Ford Credit Auto Lease Trust
Qwest Communications International Inc	38,773	204	1.04%, 3/15/2013(b)	60	60
RF Micro Devices Inc (a)	3,450	13
			Ford Credit Auto Owner Trust
Singapore Telecommunications Ltd ADR	990	21	5.30%, 6/15/2012	60	63
Symmetricom Inc (a)	640	3
			5.60%, 10/15/2012	20	21
Syniverse Holdings Inc (a)	420	9
			Harley-Davidson Motorcycle Trust
Tekelec (a)	360	5
			1.16%, 10/15/2012	100	100
Telefonaktiebolaget LM Ericsson ADR	2,539	28	World Omni Automobile Lease Securitization
Telefonica SA ADR	262	14	Trust
Telenor ASA ADR	495	19	1.02%, 1/16/2012	100	100
Tellabs Inc	9,477	60		$ 344
Vodafone Group PLC ADR	796	16
	$ 1,763

See accompanying notes.

93

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Automobile Floor Plan Asset Backed Securities - 0.32%			Biotechnology - 0.02%
BMW Floorplan Master Owner Trust			Talecris Biotherapeutics Holdings Corp
1.50%, 9/15/2014(b),(c)	$ 100 $	100	7.75%, 11/15/2016(b)	$ 10 $	11
Nissan Master Owner Trust Receivables
1.49%, 1/15/2015(b),(c)	70	70	Building Materials - 0.01%
	$ 170		Masco Corp
Automobile Parts & Equipment - 0.07%			7.13%, 3/15/2020	5	5
Goodyear Tire & Rubber Co/The
8.63%, 12/1/2011	10	10	Chemicals - 0.21%
10.50%, 5/15/2016	5	6	CF Industries Inc
Tenneco Inc			6.88%, 5/1/2018	10	10
10.25%, 7/15/2013	21	21	7.13%, 5/1/2020	15	16
	$ 37		Dow Chemical Co/The
Banks - 2.85%			5.90%, 2/15/2015	65	71
Ally Financial Inc			Nalco Co
6.00%, 12/15/2011	9	9	8.88%, 11/15/2013	10	10
6.63%, 5/15/2012	12	12	Phibro Animal Health Corp
8.30%, 2/12/2015(b)	10	10	9.25%, 7/1/2018(b),(e)	5	5
BAC Capital Trust XIII				$ 112
0.94%, 3/15/2043(c)	75	44	Coal - 0.03%
BAC Capital Trust XIV			Arch Coal Inc
5.63%, 3/15/2043(c)	34	23	8.75%, 8/1/2016(b)	5	5
Bank of America Corp			Consol Energy Inc
5.63%, 7/1/2020	50	50	8.00%, 4/1/2017(b)	10	11
8.00%, 12/29/2049(c)	30	29		$ 16
Bank of Nova Scotia			Commercial Services - 0.05%
2.25%, 1/22/2013	15	15	Great Lakes Dredge & Dock Corp
2.38%, 12/17/2013	25	26	7.75%, 12/15/2013	10	10
Barclays Bank PLC			Hertz Corp/The
6.05%, 12/4/2017(b)	100	101	8.88%, 1/1/2014	10	10
BB&T Corp			RSC Equipment Rental Inc/RSC Holdings III LLC
3.95%, 4/29/2016	130	133	10.25%, 11/15/2019(b)	5	5
Capital One Financial Corp				$ 25
5.70%, 9/15/2011	30	31	Computers - 0.12%
Citigroup Inc			Affiliated Computer Services Inc
4.75%, 5/19/2015	40	40	5.20%, 6/1/2015	45	47
5.63%, 8/27/2012	90	93	Seagate Technology HDD Holdings
Goldman Sachs Group Inc/The			6.80%, 10/1/2016	10	10
5.38%, 3/15/2020	10	10	Seagate Technology International/Cayman Islands
5.45%, 11/1/2012	100	105	10.00%, 5/1/2014(b)	5	5
6.00%, 6/15/2020	60	62		$ 62
6.45%, 5/1/2036	30	29	Distribution & Wholesale - 0.01%
JP Morgan Chase & Co			McJunkin Red Man Corp
3.40%, 6/24/2015	90	90	9.50%, 12/15/2016(b)	5	5
Morgan Stanley
5.63%, 9/23/2019	110	107	Diversified Financial Services - 1.75%
6.25%, 8/28/2017	140	142	Cantor Fitzgerald LP
6.63%, 4/1/2018	35	37	6.38%, 6/26/2015(b)	35	35
7.25%, 4/1/2032	25	28	Capital One Capital V
PNC Funding Corp			10.25%, 8/15/2039	50	53
3.00%, 5/19/2014	115	116	Capital One Capital VI
5.25%, 11/15/2015	120	128	8.88%, 5/15/2040	15	15
Royal Bank of Scotland Group PLC			Citigroup Capital XXI
5.05%, 1/8/2015	25	23	8.30%, 12/21/2057	20	19
SunTrust Preferred Capital I			Countrywide Financial Corp
5.85%, 12/31/2049(c)	6	4
			6.25%, 5/15/2016	85	89
Wells Fargo & Co			Credit Acceptance Corp
7.98%, 3/29/2049(c)	15	16	9.13%, 2/1/2017(b)	5	5
	$ 1,513		E*Trade Financial Corp
Beverages - 0.43%			7.38%, 9/15/2013	10	9
Anheuser-Busch InBev Worldwide Inc			12.50%, 11/30/2017	5	5
2.50%, 3/26/2013(b)	35	35	ERAC USA Finance LLC
5.00%, 4/15/2020(b)	80	84	5.25%, 10/1/2020(b)	30	30
5.38%, 11/15/2014(b)	50	55	Financiera Independencia SAB de CV
5.38%, 1/15/2020	5	5	10.00%, 3/30/2015(b)	14	13
6.88%, 11/15/2019(b)	35	40	Ford Motor Credit Co LLC
Dr Pepper Snapple Group Inc			7.80%, 6/1/2012	15	16
2.35%, 12/21/2012	10	10	Goldman Sachs Capital I
	$ 229		6.35%, 2/15/2034	40	36

See accompanying notes.

94

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Electric (continued)
Goldman Sachs Capital II			Public Service Electric & Gas Co
5.79%, 12/29/2049(c)	$ 10 $	7	2.70%, 5/1/2015	$ 10 $	10
Icahn Enterprises LP / Icahn Enterprises Finance			Reliant Energy Mid-Atlantic Power Holdings LLC
Corp			9.24%, 7/2/2017	19	20
7.75%, 1/15/2016(b)	5	5	San Diego Gas & Electric Co
International Lease Finance Corp			5.35%, 5/15/2040	25	27
5.65%, 6/1/2014	20	18	United Maritime Group LLC/United Maritime
8.63%, 9/15/2015(b)	5	4	Group Finance Corp
Janus Capital Group Inc			11.75%, 6/15/2015(b)	5	5
6.95%, 6/15/2017(c)	5	5		$ 425
Jefferies Group Inc			Electronics - 0.05%
6.88%, 4/15/2021	65	65	NXP BV / NXP Funding LLC
Nissan Motor Acceptance Corp			3.05%, 10/15/2013(c)	15	13
3.25%, 1/30/2013(b)	15	15	9.50%, 10/15/2015	10	8
OMX Timber Finance Investments I LLC			Viasystems Inc
5.42%, 1/29/2020(b),(c),(d)	175	178	12.00%, 1/15/2015(b)	5	5
ORIX Corp				$ 26
4.71%, 4/27/2015	45	45	Energy - Alternate Sources - 0.02%
Pinnacle Foods Finance LLC / Pinnacle Foods			Headwaters Inc
Finance Corp			11.38%, 11/1/2014	10	10
9.25%, 4/1/2015(b)	5	5
SLM Corp			Engineering & Contruction - 0.02%
0.48%, 7/26/2010(c)	75	75
			MasTec Inc
4.50%, 7/26/2010	5	5	7.63%, 2/1/2017	10	10
8.00%, 3/25/2020	70	62
SquareTwo Financial Corp			Entertainment - 0.14%
11.63%, 4/1/2017(b)	5	5
			CCM Merger Inc
Textron Financial Corp			8.00%, 8/1/2013(b)	10	9
0.63%, 2/25/2011(c)	100	99
			Lions Gate Entertainment Inc
Toyota Motor Credit Corp			10.25%, 11/1/2016(b)	10	10
3.20%, 6/17/2015	20	20	Peninsula Gaming LLC
	$ 938		8.38%, 8/15/2015	5	5
Electric - 0.80%			10.75%, 8/15/2017	15	15
AES Corp/The			Pinnacle Entertainment Inc
9.75%, 4/15/2016(b)	15	16	7.50%, 6/15/2015	5	5
Baltimore Gas & Electric Co			8.63%, 8/1/2017(b)	5	5
5.90%, 10/1/2016	25	29	WMG Acquisition Corp
CMS Energy Corp			7.38%, 4/15/2014	5	5
6.25%, 2/1/2020	60	57	WMG Holdings Corp
6.55%, 7/17/2017	20	20	9.50%, 12/15/2014	20	20
Duke Energy Corp				$ 74
3.35%, 4/1/2015	20	20	Environmental Control - 0.16%
Dynegy Holdings Inc			Republic Services Inc
7.50%, 6/1/2015	10	8	5.50%, 9/15/2019(b)	60	65
Elwood Energy LLC			6.20%, 3/1/2040(b)	20	21
8.16%, 7/5/2026	25	24		$ 86
Energy Future Holdings Corp			Food - 0.20%
9.75%, 10/15/2019	14	13	Kellogg Co
Energy Future Intermediate Holding Co LLC			4.45%, 5/30/2016	10	11
9.75%, 10/15/2019	11	10	Kraft Foods Inc
FirstEnergy Solutions Corp			5.38%, 2/10/2020	35	37
6.05%, 8/15/2021	25	25	6.25%, 6/1/2012	35	38
6.80%, 8/15/2039	20	20	6.50%, 2/9/2040	15	17
Indiantown Cogeneration LP			Michael Foods Inc
9.26%, 12/15/2010	8	8	9.75%, 7/15/2018(b)	5	5
Mirant Americas Generation LLC				$ 108
8.50%, 10/1/2021	5	5
			Forest Products & Paper - 0.06%
Mirant Mid Atlantic Pass Through Trust C			Corp Durango SAB de CV
10.06%, 12/30/2028	10	11	6.00%, 8/27/2016(c)	9	7
Nisource Finance Corp			International Paper Co
5.25%, 9/15/2017	25	26	7.30%, 11/15/2039	20	22
6.13%, 3/1/2022	20	21	Sappi Papier Holding AG
Northern States Power Co/MN			6.75%, 6/15/2012(b)	5	5
5.35%, 11/1/2039	15	16
				$ 34
NRG Energy Inc
7.38%, 1/15/2017	5	5	Healthcare - Products - 0.29%
			Angiotech Pharmaceuticals Inc
PacifiCorp			4.29%, 12/1/2013(c)	20	15
5.65%, 7/15/2018	20	23
6.25%, 10/15/2037	5	6

See accompanying notes.

95

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Products (continued)			Internet - 0.08%
Boston Scientific Corp			Open Solutions Inc
4.50%, 1/15/2015	$ 20 $	20	9.75%, 2/1/2015(b)	$ 20 $	15
5.13%, 1/12/2017	20	19	UPC Holding BV
6.00%, 1/15/2020	10	10	9.88%, 4/15/2018(b)	15	15
7.00%, 11/15/2035	5	5	Zayo Group LLC/Zayo Capital Inc
Covidien International Finance SA			10.25%, 3/15/2017(b)	10	10
2.80%, 6/15/2015	45	46		$ 40
4.20%, 6/15/2020	40	41	Iron & Steel - 0.03%
	$ 156		United States Steel Corp
Healthcare - Services - 0.26%			7.00%, 2/1/2018	10	10
Alliance HealthCare Services Inc			7.38%, 4/1/2020	5	5
8.00%, 12/1/2016(b)	5	5		$ 15
CIGNA Corp			Leisure Products & Services - 0.02%
5.13%, 6/15/2020	20	21	Royal Caribbean Cruises Ltd
HCA Inc/DE			6.88%, 12/1/2013	10	10
9.25%, 11/15/2016	65	69
9.63%, 11/15/2016	5	5	Lodging - 0.07%
IASIS Healthcare LLC / IASIS Capital Corp			Harrah's Operating Co Inc
8.75%, 6/15/2014	5	5	10.00%, 12/15/2018	23	19
Select Medical Corp			MGM Resorts International
7.63%, 2/1/2015	10	10	8.50%, 9/15/2010	15	15
Tenet Healthcare Corp			Wyndham Worldwide Corp
9.25%, 2/1/2015(c)	10	10	7.38%, 3/1/2020	5	5
US Oncology Inc				$ 39
10.75%, 8/15/2014	10	10	Media - 0.93%
	$ 135		CBS Corp
Home Equity Asset Backed Securities - 0.64%			5.75%, 4/15/2020	45	48
Countrywide Asset-Backed Certificates			Clear Channel Worldwide Holdings Inc
5.39%, 4/25/2036	50	29	9.25%, 12/15/2017(b)	5	5
5.51%, 8/25/2036	48	38	Comcast Corp
GSAA Trust			5.15%, 3/1/2020	45	47
0.49%, 4/25/2047(c),(f)	132	11	6.40%, 3/1/2040	20	22
Option One Mortgage Loan Trust			6.45%, 3/15/2037	35	38
0.45%, 7/25/2036(c)	124	81	COX Communications Inc
1.40%, 5/25/2034(c)	54	36	5.45%, 12/15/2014	20	22
Specialty Underwriting & Residential Finance			CSC Holdings LLC
1.11%, 2/25/2035(c)	30	25	8.63%, 2/15/2019(b)	10	10
Wells Fargo Home Equity Trust			DIRECTV Holdings LLC
0.64%, 10/25/2035(c)	102	94	3.55%, 3/15/2015	95	96
0.85%, 4/25/2034(c)	39	24	DirecTV Holdings LLC / DirecTV Financing Co
	$ 338		Inc
Insurance - 0.81%			5.88%, 10/1/2019	55	60
CNA Financial Corp			7.63%, 5/15/2016	25	27
6.00%, 8/15/2011	40	41	Discovery Communications LLC
Crum & Forster Holdings Corp			3.70%, 6/1/2015	20	20
7.75%, 5/1/2017	10	10	6.35%, 6/1/2040	10	11
Genworth Financial Inc			DISH DBS Corp
6.15%, 11/15/2066(c)	45	31	7.88%, 9/1/2019	10	10
7.70%, 6/15/2020	65	65	Kabel Deutschland GmbH
ING Groep NV			10.63%, 7/1/2014	15	16
5.78%, 12/29/2049	30	21	NBC Universal Inc
Ironshore Holdings US Inc			3.65%, 4/30/2015(b)	5	5
8.50%, 5/15/2020(b)	25	25	5.15%, 4/30/2020(b)	20	21
Liberty Mutual Group Inc			News America Inc
10.75%, 6/15/2058(b),(c)	25	27	6.20%, 12/15/2034	25	26
Lincoln National Corp			Nielsen Finance LLC / Nielsen Finance Co
5.65%, 8/27/2012	20	21	10.00%, 8/1/2014	5	5
7.00%, 6/15/2040	45	48	Rainbow National Services LLC
7.00%, 5/17/2066(c)	40	33	10.38%, 9/1/2014(b)	5	5
Prudential Financial Inc				$ 494
5.38%, 6/21/2020	35	36	Mining - 0.12%
6.63%, 6/21/2040	15	15	Alcoa Inc
Travelers Cos Inc/The			5.90%, 2/1/2027	10	9
6.25%, 3/15/2067(c)	30	28	Southern Copper Corp
WR Berkley Corp			6.75%, 4/16/2040	4	4
6.25%, 2/15/2037	30	28	Teck Resources Ltd
	$ 429		9.75%, 5/15/2014	35	41

See accompanying notes.

96

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mining (continued)			Mortgage Backed Securities (continued)
Vale Overseas Ltd			Ginnie Mae
6.88%, 11/21/2036	$ 9 $	10	5.00%, 10/16/2022	$ 122 $	13
	$ 64		7.04%, 1/16/2032(c)	474	74
Miscellaneous Manufacturing - 0.46%			Greenwich Capital Commercial Funding Corp
GE Capital Trust I			5.44%, 3/10/2039(c)	30	30
6.38%, 11/15/2067	80	74	5.60%, 7/10/2013	50	52
Trimas Corp			GS Mortgage Securities Corp II
9.75%, 12/15/2017(b)	15	15	6.00%, 8/10/2045(c)	5	5
Tyco Electronics Group SA			Indymac Index Mortgage Loan Trust
7.13%, 10/1/2037	20	23	0.53%, 2/25/2037(c)	160	96
Tyco International Finance SA			0.59%, 6/25/2037(c),(f)	114	65
3.38%, 10/15/2015	65	67	JP Morgan Chase Commercial Mortgage Securities
4.13%, 10/15/2014	10	11	Corp
Tyco International Ltd / Tyco International Finance			5.34%, 5/15/2047	25	25
SA			5.42%, 2/15/2017	35	34
7.00%, 12/15/2019	45	54	5.72%, 11/15/2017	30	30
	$ 244		JP Morgan Mortgage Trust
			5.96%, 6/25/2036(c)	10	9
Mortgage Backed Securities - 5.19%
Banc of America Commercial Mortgage Inc			LB-UBS Commercial Mortgage Trust
5.87%, 4/10/2049(c)	10	10	4.44%, 12/15/2029(c)	100	102
			6.32%, 4/15/2041(c)	75	80
5.89%, 7/10/2044	35	36
6.37%, 2/10/2051(c)	130	138	6.45%, 7/17/2040(c)	50	15
Banc of America Funding Corp			Morgan Stanley Capital I
0.63%, 7/20/2036(c)	162	76	0.60%, 6/12/2012(c)	40	36
			5.36%, 3/15/2044(c)	10	10
Banc of America Large Loan Inc
5.20%, 1/25/2017(b)	99	102	5.81%, 4/12/2049(c)	25	24
BCRR Trust			OBP Depositor LLC Trust
5.86%, 12/15/2043(b)	25	22	4.65%, 7/15/2045(b),(d)	100	100
6.00%, 4/17/2017(b),(c)	25	26	RBSCF Trust
6.50%, 7/17/2017(b)	50	52	6.00%, 7/17/2014(b),(c)	50	47
Bear Stearns Commercial Mortgage Securities			Sequoia Mortgage Trust
			1.05%, 2/20/2034(c)	58	41
5.47%, 6/11/2041	130	139
Bella Vista Mortgage Trust			Structured Asset Securities Corp
0.60%, 5/20/2045(c),(f)	89	47	5.50%, 6/25/2036(c)	93	22
Citigroup Commercial Mortgage Trust			Wachovia Bank Commercial Mortgage Trust
6.30%, 12/10/2049(c)	15	15	0.73%, 10/15/2041(b),(c)	1,432	12
Commercial Mortgage Loan Trust			5.25%, 12/15/2043	155	155
6.22%, 9/10/2017(c)	5	5	5.68%, 5/15/2046(c)	160	161
Commercial Mortgage Pass Through Certificates			5.77%, 7/15/2016	30	31
			6.10%, 2/15/2051(c)	75	74
4.05%, 10/15/2037	12	12
6.01%, 12/10/2049(c)	50	52	WAMU Commercial Mortgage Securities Trust
			3.83%, 1/25/2035(b)	12	12
Countrywide Alternative Loan Trust
1.72%, 7/20/2035(c)	35	17	WaMu Mortgage Pass Through Certificates
			0.57%, 8/25/2046(c),(f)	167	61
Countrywide Asset-Backed Certificates
0.75%, 4/25/2036(c)	200	1	0.73%, 11/25/2045(c),(f)	32	31
			0.88%, 1/25/2045(c)	73	6
Credit Suisse First Boston Mortgage Securities
			2.70%, 5/25/2035(c)	35	34
Corp
0.38%, 11/15/2037(b),(c)	1,175	22	Washington Mutual Alternative Mortgage Pass-
0.45%, 5/15/2036(b),(c)	482	1	Through Certificates
			0.63%, 6/25/2046(c)	119	10
Credit Suisse Mortgage Capital Certificates
5.47%, 8/18/2016(b)	25	22		$ 2,760
5.66%, 5/10/2017(b)	50	43	Office & Business Equipment - 0.14%
6.00%, 6/15/2017(b)	50	50	Xerox Corp
Fannie Mae			4.25%, 2/15/2015	25	26
6.41%, 11/25/2036(c)	98	13	5.50%, 5/15/2012	40	43
6.45%, 4/25/2039(c)	15	15	5.63%, 12/15/2019	5	5
6.50%, 2/25/2047	26	29		$ 74
7.51%, 3/25/2039(c)	17	18	Oil & Gas - 0.66%
FHLMC Multifamily Structured Pass Through			Cenovus Energy Inc
Certificates			5.70%, 10/15/2019(b)	30	33
4.22%, 3/25/2020	40	41	Chaparral Energy Inc
Four Times Square Trust			8.50%, 12/1/2015	10	9
5.40%, 12/13/2028(b),(c)	25	26	Chesapeake Energy Corp
Freddie Mac			7.63%, 7/15/2013	20	21
1.00%, 11/15/2039(c)	37	38	ConocoPhillips
5.50%, 9/15/2031(c)	100	106	6.00%, 1/15/2020	15	18
GE Capital Commercial Mortgage Corp			Continental Resources Inc/OK
5.61%, 4/10/2017(c)	135	89	7.38%, 10/1/2020(b)	5	5

See accompanying notes.

97

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Denbury Resources Inc			First Franklin Mortgage Loan Asset Backed
8.25%, 2/15/2020	$ 5 $	5	Certificates
9.75%, 3/1/2016	15	16	0.59%, 11/25/2035(c)	$ 12 $	12
Ecopetrol SA			First Horizon Asset Backed Trust
7.63%, 7/23/2019	2	2	0.48%, 10/25/2026(c)	125	89
Hilcorp Energy I LP/Hilcorp Finance Co			First-Citizens Home Equity Loan LLC
8.00%, 2/15/2020(b)	5	5	0.56%, 9/15/2022(b),(c)	42	25
Linn Energy LLC/Linn Energy Finance Corp			Great America Leasing Receivables
8.63%, 4/15/2020(b)	10	10	1.61%, 8/15/2011(b)	100	100
11.75%, 5/15/2017	10	11	JP Morgan Mortgage Acquisition Corp
Marathon Oil Corp			0.50%, 3/25/2037(c)	75	42
6.60%, 10/1/2037	15	16	0.52%, 4/25/2036(c)	167	120
Nexen Inc			5.45%, 11/25/2036	120	119
6.40%, 5/15/2037	20	21	Long Beach Mortgage Loan Trust
OPTI Canada Inc			0.88%, 6/25/2034(c),(f)	30	23
7.88%, 12/15/2014	15	13	Marriott Vacation Club Owner Trust
9.00%, 12/15/2012(b)	5	5	5.52%, 5/20/2029(b),(c)	20	21
Petrobras International Finance Co			MSDWCC Heloc Trust
5.75%, 1/20/2020	17	17	0.54%, 7/25/2017(c)	22	15
6.88%, 1/20/2040	2	2		$ 1,346
7.88%, 3/15/2019	3	3	Pharmaceuticals - 0.28%
Petrohawk Energy Corp			AmerisourceBergen Corp
9.13%, 7/15/2013	10	11	5.63%, 9/15/2012	25	27
10.50%, 8/1/2014	5	6	Axcan Intermediate Holdings Inc
Petroleos de Venezuela SA			9.25%, 3/1/2015	15	15
5.00%, 10/28/2015	5	3	Elan Finance PLC/Elan Finance Corp
5.25%, 4/12/2017	7	4	8.75%, 10/15/2016(b)	5	5
5.38%, 4/12/2027	4	2	Omnicare Inc
Petroleum Development Corp			6.13%, 6/1/2013	10	10
12.00%, 2/15/2018	10	10	7.75%, 6/1/2020	5	5
Pioneer Natural Resources Co			Quintiles Transnational Corp
7.50%, 1/15/2020	5	5	9.50%, 12/30/2014(b)	10	10
Quicksilver Resources Inc			Teva Pharmaceutical Finance II BV/Teva
11.75%, 1/1/2016	5	6	Pharmaceutical Finance III LLC
Shell International Finance BV			3.00%, 6/15/2015	45	46
3.10%, 6/28/2015	10	10	Watson Pharmaceuticals Inc
Suncor Energy Inc			5.00%, 8/15/2014	20	22
6.10%, 6/1/2018	10	11	6.13%, 8/15/2019	10	11
6.85%, 6/1/2039	10	12		$ 151
Total Capital SA			Pipelines - 0.60%
3.00%, 6/24/2015	20	20	Copano Energy LLC / Copano Energy Finance
Valero Energy Corp			Corp
6.63%, 6/15/2037	20	19	7.75%, 6/1/2018	5	5
Venoco Inc			8.13%, 3/1/2016	21	21
11.50%, 10/1/2017	5	5	El Paso Pipeline Partners Operating Co LLC
XTO Energy Inc			6.50%, 4/1/2020	5	5
6.10%, 4/1/2036	15	18	Enbridge Energy Partners LP
	$ 354		5.20%, 3/15/2020	60	62
Oil & Gas Services - 0.04%			Energy Transfer Partners LP
Cameron International Corp			6.70%, 7/1/2018	10	11
6.38%, 7/15/2018	20	21	Enterprise Products Operating LLC
			5.20%, 9/1/2020	20	20
Other Asset Backed Securities - 2.53%			6.13%, 10/15/2039	30	30
Aircraft Certificate Owner Trust			8.38%, 8/1/2066	20	20
6.46%, 9/20/2022(b),(d)	5	4	MarkWest Energy Partners LP / MarkWest Energy
7.00%, 9/20/2022(b),(d)	5	4	Finance Corp
Ameriquest Mortgage Securities Inc			8.75%, 4/15/2018	10	10
0.65%, 3/25/2035(c)	13	12	Regency Energy Partners LP/Regency Energy
Carrington Mortgage Loan Trust			Finance Corp
0.63%, 12/25/2035(c)	275	248	8.38%, 12/15/2013	33	34
Citigroup Mortgage Loan Trust Inc			Rockies Express Pipeline LLC
0.50%, 3/25/2037(c)	134	117	5.63%, 4/15/2020(b)	50	47
CNH Equipment Trust			TransCanada PipeLines Ltd
1.54%, 7/15/2014	100	101	3.40%, 6/1/2015	20	21
1.85%, 12/16/2013	100	101	6.10%, 6/1/2040	10	11
Countrywide Asset-Backed Certificates			Williams Partners LP
0.60%, 3/25/2036(c),(f)	144	86	3.80%, 2/15/2015(b)	25	25
0.64%, 2/25/2036(c)	48	46		$ 322
1.95%, 1/25/2034(c)	123	61

See accompanying notes.

98

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Real Estate - 0.04%			Sovereign (continued)
Regency Centers LP			Brazilian Government International Bond
8.45%, 9/1/2010	$ 20 $	20	7.88%, 3/7/2015	$ 3 $	4
			10.13%, 5/15/2027	2	3
REITS - 0.54%			Colombia Government International Bond
Boston Properties LP			11.75%, 2/25/2020	9	13
5.63%, 11/15/2020	45	47	Hungary Government International Bond
Brandywine Operating Partnership LP			6.25%, 1/29/2020	1	1
5.63%, 12/15/2010	27	27	Indonesia Government International Bond
DuPont Fabros Technology LP			6.75%, 3/10/2014	5	6
8.50%, 12/15/2017(b)	5	5	Panama Government International Bond
Entertainment Properties Trust			6.70%, 1/26/2036	1	1
7.75%, 7/15/2020(b)	50	50	Peruvian Government International Bond
HRPT Properties Trust			7.13%, 3/30/2019	85	101
1.14%, 3/16/2011(c)	25	25	8.75%, 11/21/2033	7	9
iStar Financial Inc			Philippine Government International Bond
5.85%, 3/15/2017	5	4	8.25%, 1/15/2014	2	2
ProLogis			Russian Foreign Bond - Eurobond
5.75%, 4/1/2016	20	19	7.50%, 3/31/2030(b)	70	79
6.88%, 3/15/2020	75	71	Turkey Government International Bond
7.38%, 10/30/2019	15	15	6.88%, 3/17/2036	9	9
Realty Income Corp			7.00%, 6/5/2020	10	11
5.75%, 1/15/2021	20	20	7.25%, 3/15/2015	7	8
	$ 283		United Mexican States
Retail - 0.51%			5.95%, 3/19/2019	8	9
Bon-Ton Department Stores Inc/The			6.05%, 1/11/2040	4	4
10.25%, 3/15/2014	5	5	Uruguay Government International Bond
CVS Caremark Corp			6.88%, 9/28/2025	6	7
3.25%, 5/18/2015	10	10	Venezuela Government International Bond
6.13%, 9/15/2039	25	27	5.75%, 2/26/2016	4	2
CVS Pass-Through Trust			6.00%, 12/9/2020	7	4
7.51%, 1/10/2032(b)	5	6	7.65%, 4/21/2025	6	3
Darden Restaurants Inc			7.75%, 10/13/2019	1	1
6.80%, 10/15/2037(c)	45	51	8.50%, 10/8/2014	4	3
Ferrellgas Partners LP			9.25%, 9/15/2027	1	1
9.13%, 10/1/2017(b)	15	16		$ 297
Ltd Brands Inc			Telecommunications - 1.29%
7.00%, 5/1/2020	5	5	America Movil SAB de CV
Macy's Retail Holdings Inc			5.63%, 11/15/2017	7	8
5.75%, 7/15/2014	55	55	6.38%, 3/1/2035	1	1
5.90%, 12/1/2016	10	10	American Tower Corp
Nordstrom Inc			7.00%, 10/15/2017	45	50
4.75%, 5/1/2020	40	41	AT&T Inc
OSI Restaurant Partners Inc			6.15%, 9/15/2034	20	21
10.00%, 6/15/2015	5	5	6.50%, 9/1/2037	15	17
Phillips-Van Heusen Corp			Clearwire Communications LLC/Clearwire Finance
7.38%, 5/15/2020	5	5	Inc
Sonic Automotive Inc			12.00%, 12/1/2015(b)	15	15
8.63%, 8/15/2013	2	2	DigitalGlobe Inc
Suburban Propane Partners LP/Suburban Energy			10.50%, 5/1/2014	15	16
Finance Corp			Global Crossing Ltd
7.38%, 3/15/2020	5	5	12.00%, 9/15/2015(b)	10	11
Yum! Brands Inc			Intelsat Luxembourg SA
6.25%, 3/15/2018	15	17	11.25%, 2/4/2017	15	15
6.88%, 11/15/2037	10	12	Intelsat Subsidiary Holding Co SA
	$ 272		8.88%, 1/15/2015	25	26
Semiconductors - 0.01%			iPCS Inc
Freescale Semiconductor Inc			2.47%, 5/1/2013(c)	5	5
9.25%, 4/15/2018(b)	5	5	Level 3 Financing Inc
			9.25%, 11/1/2014	15	14
Software - 0.01%			Nextel Communications Inc
First Data Corp			7.38%, 8/1/2015	30	28
10.55%, 9/24/2015	6	4	SBA Tower Trust
			4.25%, 4/15/2015(b)	30	32
Sovereign - 0.56%			Sprint Nextel Corp
Argentina Bonos			8.38%, 8/15/2017	5	5
7.00%, 10/3/2015	8	6	Telecom Italia Capital SA
Argentina Government International Bond			0.82%, 2/1/2011(c)	25	25
8.28%, 12/31/2033	14	10	0.91%, 7/18/2011(c)	45	44
			5.25%, 11/15/2013	15	15

See accompanying notes.

99

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Telecommunications (continued)			New York - 0.02%
Telecom Italia Capital SA (continued)			New York City Transitional Finance Authority
7.00%, 6/4/2018	$ 15	$ 16	5.27%, 5/1/2027	$ 10	$ 10
Telefonica Emisiones SAU
3.73%, 4/27/2015	25	25	Oregon - 0.01%
4.95%, 1/15/2015	45	47	Oregon State Department of Transportation
5.13%, 4/27/2020	35	35	5.83%, 11/15/2034	5	6
Verizon Communications Inc
6.25%, 4/1/2037	15	16	Washington - 0.03%
6.35%, 4/1/2019	20	23	State of Washington
Verizon Global Funding Corp			5.09%, 8/1/2033	15	15
7.75%, 12/1/2030	30	37
Vodafone Group PLC			TOTAL MUNICIPAL BONDS		$ 99
0.82%, 2/27/2012(c)	75	75		Principal
0.88%, 6/15/2011(c)	45	45	U.S. GOVERNMENT & GOVERNMENT	Amount
West Corp			AGENCY OBLIGATIONS - 20.18%	(000's)	Value (000's)
9.50%, 10/15/2014	10	10	Federal Home Loan Mortgage Corporation (FHLMC) - 5.40%
Wind Acquisition Finance SA			4.50%, 6/1/2039(g)	$ 359	$ 372
11.75%, 7/15/2017(b)	10	10	5.00%, 7/1/2025(g),(h)	140	149
		$ 687	5.00%, 12/1/2033(g)	237	252
Transportation - 0.18%			5.00%, 4/1/2040(g)	268	284
Burlington Northern Santa Fe LLC			5.00%, 7/1/2040(g),(h)	780	825
5.75%, 5/1/2040	20	21	5.50%, 12/1/2022(g)	44	47
CSX Corp			5.50%, 5/1/2036(g)	83	89
6.25%, 3/15/2018	55	63	5.50%, 11/1/2039(g)	181	196
Navios Maritime Holdings Inc / Navios Maritime			5.52%, 6/1/2037(c),(g)	32	34
Finance US Inc			6.00%, 1/1/2029(g)	31	34
8.88%, 11/1/2017(b)	5	5	6.00%, 10/1/2036(c),(g)	53	57
syncreon Global Ireland Ltd / syncreon Global			6.00%, 8/1/2037(g)	131	142
Finance US Inc			6.00%, 1/1/2038(c),(g)	22	24
9.50%, 5/1/2018(b)	5	5	6.00%, 7/1/2038(g)	105	114
		$ 94	6.50%, 6/1/2017(g)	38	41
TOTAL BONDS		$ 13,268	6.50%, 5/1/2031(g)	9	10
	Principal		6.50%, 6/1/2031(g)	30	33
	Amount		6.50%, 11/1/2031(g)	13	14
CONVERTIBLE BONDS - 0.06%	(000's)	Value (000's)	6.50%, 10/1/2035(g)	51	56
Aerospace & Defense - 0.01%			7.00%, 12/1/2027(g)	27	31
GenCorp Inc			7.50%, 8/1/2030(g)	3	3
4.06%, 12/31/2039(b)	5	4	7.50%, 1/1/2031(g)	9	11
			8.00%, 12/1/2030(g)	44	51
Biotechnology - 0.02%					$ 2,869
Amylin Pharmaceuticals Inc			Federal National Mortgage Association (FNMA) - 8.50%
3.00%, 6/15/2014	15	13	2.58%, 3/1/2035(c),(g)	27	28
			3.38%, 7/1/2034(c),(g)	10	11
Electronics - 0.02%			4.50%, 9/1/2010(g)	24	24
L-1 Identity Solutions Inc			4.50%, 1/1/2020(g)	27	28
3.75%, 5/15/2027	10	9	4.50%, 5/1/2025(g)	99	104
			4.50%, 5/1/2040(g)	328	340
Semiconductors - 0.01%			4.50%, 7/1/2040(g),(h)	455	472
Jazz Technologies Inc			5.00%, 7/1/2025(g),(h)	280	299
8.00%, 12/31/2011	5	5	5.00%, 4/1/2039(g)	74	79
			5.00%, 1/1/2040(g)	254	269
TOTAL CONVERTIBLE BONDS		$ 31	5.00%, 3/1/2040(g)	119	127
	Principal		5.00%, 3/1/2040(g)	100	106
	Amount		5.00%, 7/1/2040(g),(h)	1,030	1,090
MUNICIPAL BONDS - 0.19%	(000's)	Value (000's)	5.50%, 4/1/2035(g)	21	22
			5.50%, 7/1/2035(g)	139	149
California - 0.03%
			5.50%, 9/1/2035(g)	49	52
Los Angeles Unified School District/CA
			5.50%, 7/1/2037(g)	107	115
5.75%, 7/1/2034	$ 15	$ 15
			5.50%, 7/1/2038(g)	203	219
			5.50%, 4/1/2039(g)	126	135
Illinois - 0.05%
			5.50%, 7/1/2040(g),(h)	190	204
Chicago Transit Authority
			5.60%, 4/1/2037(c),(g)	39	41
6.20%, 12/1/2040	25	26
			5.69%, 2/1/2036(c),(g)	24	26
			6.00%, 2/1/2025(g)	92	102
Nevada - 0.05%
			6.00%, 1/1/2037(g)	103	112
County of Clark NV
			6.00%, 11/1/2037(g)	136	148
6.88%, 7/1/2042	25	27
			6.00%, 3/1/2038(g)	36	39
			6.50%, 2/1/2032(g)	25	28
			6.50%, 7/1/2037(g)	15	17

See accompanying notes.

100

Schedule of Investments Balanced Account June 30, 2010 (unaudited)

			(d)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value of
	Principal		these securities totaled $291 or 0.55% of net assets.
U.S. GOVERNMENT & GOVERNMENT	Amount		(e) Security purchased on a when-issued basis.
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	(f) Security is Illiquid
Federal National Mortgage Association (FNMA) (continued)			(g)	This entity was put into conservatorship by the US Government in 2008.
6.50%, 7/1/2037(g)	$ 14	$ 15
6.50%, 2/1/2038(g)	17	18	See Notes to Financial Statements for additional information.
6.50%, 9/1/2038(g)	88	96	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
			Notes to Financial Statements.
		$ 4,515
Government National Mortgage Association (GNMA) - 0.64%
5.00%, 2/15/2039	171	183
6.00%, 9/20/2026	22	24	Unrealized Appreciation (Depreciation)
6.00%, 1/15/2029	80	89	The net federal income tax unrealized appreciation (depreciation) and federal tax
6.00%, 6/15/2032	8	9	cost of investments held as of the period end were as follows:
7.00%, 5/15/2031	13	15
7.00%, 2/20/2032	20	23	Unrealized Appreciation	$ 2,532
		$ 343	Unrealized Depreciation	(6,059)
U.S. Treasury - 5.64%			Net Unrealized Appreciation (Depreciation)	$ (3,527)
2.25%, 5/31/2014	600	619	Cost for federal income tax purposes	$ 59,632
2.63%, 2/29/2016	350	360	All dollar amounts are shown in thousands (000's)
2.75%, 5/31/2017	80	82
3.13%, 1/31/2017	350	366	Portfolio Summary (unaudited)
3.13%, 5/15/2019	45	46	Sector	Percent
3.38%, 11/15/2019	350	363	Mortgage Securities	19.73%
4.00%, 8/15/2018	205	225	Financial	18.78%
4.38%, 5/15/2040	75	81	Consumer, Non-cyclical	14.67%
4.63%, 2/15/2040	10	11	Technology	8.55%
6.00%, 2/15/2026	305	393	Industrial	7.46%
6.25%, 5/15/2030	150	203	Communications	7.12%
8.13%, 8/15/2019	175	249	Consumer, Cyclical	6.46%
		$ 2,998	Government	6.20%
TOTAL U.S. GOVERNMENT &			Energy	6.09%
GOVERNMENT AGENCY OBLIGATIONS		$ 10,725	Asset Backed Securities	4.13%
	Maturity		Utilities	2.99%
	Amount		Basic Materials	2.75%
REPURCHASE AGREEMENTS - 2.63%	(000's)	Value (000's)	Exchange Traded Funds	0.46%
Banks - 2.63%			Revenue	0.13%
Investment in Joint Trading Account; Bank of	$ 538	$ 538	General Obligation	0.06%
America Repurchase Agreement; 0.02%			Liabilities in Excess of Other Assets, Net	(5.58)%
dated 06/30/10 maturing 07/01/10			TOTAL NET ASSETS	100.00%
(collateralized by Sovereign Agency Issues
and US Treasury Note; $549,106; 0.00% -			Other Assets Summary (unaudited)
4.75%; dated 05/15/14 - 07/15/17)			Asset Type	Percent
Investment in Joint Trading Account; Credit Suisse	226	226	Futures	0.10%
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $230,060; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	133	133
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $135,649; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	502	502
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $512,209; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
		$ 1,399
TOTAL REPURCHASE AGREEMENTS		$ 1,399
Total Investments		$ 56,105
Liabilities in Excess of Other Assets, Net -
(5.58)%		$ (2,963)
TOTAL NET ASSETS - 100.00%		$ 53,142

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,293 or 4.31% of net assets.
(c)	Variable Rate. Rate shown is in effect at June 30, 2010.

See accompanying notes.

101

Schedule of Investments
Balanced Account
June 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2010	Long	1	$ 53	$ 51	$ (2)
					$ (2)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

102

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 59.83%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.27%			Banks (continued)
GenCorp Inc			Bank of America Corp (continued)
9.50%, 8/15/2013	$ 398	$ 402	8.00%, 12/29/2049(b)	$ 520	$ 502
L-3 Communications Corp			Bank of Nova Scotia
4.75%, 7/15/2020	345	348	2.25%, 1/22/2013	485	492
Triumph Group Inc			2.38%, 12/17/2013	540	550
8.63%, 7/15/2018(a)	175	179	Barclays Bank PLC
		$ 929	6.05%, 12/4/2017(a)	555	560
Agriculture - 0.93%			BB&T Corp
Altria Group Inc			3.95%, 4/29/2016	1,685	1,729
9.70%, 11/10/2018	1,785	2,261	Capital One Financial Corp
Lorillard Tobacco Co			5.70%, 9/15/2011	310	322
6.88%, 5/1/2020	30	30	CIT Group Inc
Philip Morris International Inc			7.00%, 5/1/2013	6	6
4.50%, 3/26/2020	690	701	7.00%, 5/1/2014	9	8
Southern States Cooperative Inc			7.00%, 5/1/2015	9	8
11.25%, 5/15/2015(a)	120	115	7.00%, 5/1/2016	15	14
		$ 3,107	7.00%, 5/1/2017	21	19
Airlines - 0.33%			Citigroup Inc
American Airlines Pass Through Trust 2009-1A			4.75%, 5/19/2015	570	570
10.38%, 7/2/2019	134	149	5.63%, 8/27/2012	705	727
Delta Air Lines Inc			Credito Real SA de CV
			10.25%, 4/14/2015(a)	77	72
6.72%, 1/2/2023	336	313
7.92%, 5/18/2012	300	303	Discover Bank/Greenwood DE
UAL 2007-1 Pass Through Trust			7.00%, 4/15/2020	980	990
2.68%, 7/2/2014(a),(b)	67	52	8.70%, 11/18/2019	1,130	1,254
UAL 2009-1 Pass Through Trust			Goldman Sachs Group Inc/The
10.40%, 11/1/2016(c)	63	68	0.53%, 2/6/2012(b)	500	488
UAL 2009-2A Pass Through Trust			5.38%, 3/15/2020	220	217
9.75%, 1/15/2017(c)	100	107	6.00%, 6/15/2020	900	928
UAL Pass Through Trust Series 2000-1			7.50%, 2/15/2019	485	542
8.03%, 7/1/2011	60	90	HSBC USA Capital Trust I
			7.81%, 12/15/2026(a),(d)	850	799
		$ 1,082
Apparel - 0.05%			ICICI Bank Ltd/Bahrain
Rafaella Apparel Group Inc			6.63%, 10/3/2012	125	131
11.25%, 6/15/2011	268	180	JP Morgan Chase & Co
			3.40%, 6/24/2015	1,280	1,283
Automobile Asset Backed Securities - 0.34%			Kazkommertsbank
Ford Credit Auto Owner Trust			8.50%, 4/16/2013	17	16
5.30%, 6/15/2012	600	624	KeyBank NA
5.60%, 10/15/2012	240	254	5.45%, 3/3/2016	250	259
5.69%, 11/15/2012(b)	180	191	Lloyds TSB Bank PLC
			4.38%, 1/12/2015(a)	765	737
Hyundai Auto Receivables Trust
0.75%, 1/17/2012(b)	55	55	Morgan Stanley
		$ 1,124	5.50%, 1/26/2020	630	610
			5.63%, 9/23/2019	785	759
Automobile Floor Plan Asset Backed Securities - 0.45%
BMW Floorplan Master Owner Trust			6.25%, 8/28/2017	285	290
1.50%, 9/15/2014(a),(b)	1,500	1,500	6.63%, 4/1/2018	520	545
			NB Capital Trust II
			7.83%, 12/15/2026	700	672
Automobile Parts & Equipment - 0.17%
			PNC Funding Corp
Goodyear Tire & Rubber Co/The			0.48%, 1/31/2012(b)	1,000	991
8.63%, 12/1/2011	250	260
Stanadyne Corp			3.00%, 5/19/2014	1,605	1,620
			PNC Preferred Funding Trust III
10.00%, 8/15/2014	100	91	8.70%, 2/28/2049(a),(b)	200	200
Tenneco Inc
			Rabobank Nederland NV
10.25%, 7/15/2013	217	222	11.00%, 12/29/2049(a),(b)	281	347
		$ 573
			Royal Bank of Scotland Group PLC
Banks - 7.80%			4.70%, 7/3/2018	77	62
Ally Financial Inc
			5.05%, 1/8/2015	200	187
6.00%, 12/15/2011	136	136
			Santander US Debt SA Unipersonal
6.63%, 5/15/2012	104	104	3.72%, 1/20/2015(a)	1,745	1,676
6.88%, 9/15/2011	72	73
8.00%, 3/15/2020(a)	190	186	SunTrust Preferred Capital I
			5.85%, 12/31/2049(b)	47	31
8.30%, 2/12/2015(a)	195	197
			US Bank NA/Cincinnati OH
BAC Capital Trust XIII			3.78%, 4/29/2020(b)	1,285	1,305
0.94%, 3/15/2043(b)	700	414
			VTB Capital SA
BAC Capital Trust XIV
5.63%, 3/15/2043(b)	194	131	6.88%, 5/29/2018	100	103
			Wells Fargo & Co
Bank of America Corp			0.68%, 8/20/2010(b)	120	120
5.63%, 7/1/2020	1,040	1,048

See accompanying notes.

103

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Credit Card Asset Backed Securities - 0.92%
Wells Fargo & Co (continued)			Cabela's Master Credit Card Trust
7.98%, 3/29/2049(b)	$ 350 $	361	4.31%, 12/16/2013(a)	$ 540 $	548
Wells Fargo Bank NA			Discover Card Master Trust
0.65%, 5/16/2016(b)	625	574	1.65%, 12/15/2014(b)	990	1,006
	$ 25,965		5.65%, 3/16/2020	462	532
Beverages - 1.01%			MBNA Master Credit Card Trust
Anheuser-Busch InBev Worldwide Inc			0.51%, 8/15/2014(b)	980	976
2.50%, 3/26/2013(a)	545	551		$ 3,062
4.13%, 1/15/2015	60	63	Distribution & Wholesale - 0.14%
5.00%, 4/15/2020(a)	1,420	1,485	McJunkin Red Man Corp
5.38%, 11/15/2014(a)	430	470	9.50%, 12/15/2016(a)	85	82
5.38%, 1/15/2020	100	108	Minerva Overseas II Ltd
6.88%, 11/15/2019(a)	480	553	10.88%, 11/15/2019(a)	267	265
Dr Pepper Snapple Group Inc			10.88%, 11/15/2019	100	99
2.35%, 12/21/2012	130	132		$ 446
	$ 3,362		Diversified Financial Services - 4.33%
Biotechnology - 0.08%			AngloGold Ashanti Holdings PLC
Talecris Biotherapeutics Holdings Corp			5.38%, 4/15/2020	45	46
7.75%, 11/15/2016(a)	235	250	Cantor Fitzgerald LP
			6.38%, 6/26/2015(a)	510	512
Building Materials - 0.15%			Capital One Capital V
Lafarge SA			10.25%, 8/15/2039	260	274
6.15%, 7/15/2011	270	277	Capital One Capital VI
Masco Corp			8.88%, 5/15/2040	360	375
7.13%, 3/15/2020	225	218	CEDC Finance Corp International Inc
	$ 495		9.13%, 12/1/2016(a)	105	101
Chemicals - 0.49%			Citigroup Capital XXI
CF Industries Inc			8.30%, 12/21/2057	290	282
6.88%, 5/1/2018	150	153	Countrywide Financial Corp
7.13%, 5/1/2020	250	256	6.25%, 5/15/2016	350	365
Dow Chemical Co/The			Credit Acceptance Corp
5.90%, 2/15/2015	770	841	9.13%, 2/1/2017(a)	75	75
Ineos Finance PLC			E*Trade Financial Corp
9.00%, 5/15/2015(a)	45	45	7.38%, 9/15/2013	110	99
Phibro Animal Health Corp			12.50%, 11/30/2017	111	118
9.25%, 7/1/2018(a),(e)	100	99	ERAC USA Finance LLC
10.00%, 8/1/2013(a)	100	105	5.25%, 10/1/2020(a)	435	440
Reichhold Industries Inc			Financiera Independencia SAB de CV
9.00%, 8/15/2014(a)	175	154	10.00%, 3/30/2015(a)	310	293
	$ 1,653		General Electric Capital Corp
			0.41%, 4/10/2012(b)	1,980	1,950
Coal - 0.15%
Arch Coal Inc			Goldman Sachs Capital I
8.75%, 8/1/2016(a)	140	146	6.35%, 2/15/2034	125	112
Consol Energy Inc			Goldman Sachs Capital II
8.00%, 4/1/2017(a)	215	222	5.79%, 12/29/2049(b)	200	151
Drummond Co Inc			Grupo Papelero Scribe SA
9.00%, 10/15/2014(a)	70	70	8.88%, 4/7/2020(a)	165	143
International Coal Group Inc			HSBC Finance Capital Trust IX
9.13%, 4/1/2018	50	50	5.91%, 11/30/2035	160	134
	$ 488		Icahn Enterprises LP / Icahn Enterprises Finance
Commercial Services - 0.07%			Corp
			7.75%, 1/15/2016(a)	190	185
Hertz Corp/The
8.88%, 1/1/2014	150	152	International Lease Finance Corp
RSC Equipment Rental Inc/RSC Holdings III LLC			5.63%, 9/15/2010	20	20
10.25%, 11/15/2019(a)	85	86	5.65%, 6/1/2014	400	355
			8.63%, 9/15/2015(a)	135	128
	$ 238
			Janus Capital Group Inc
Computers - 0.37%			6.95%, 6/15/2017(b)	105	105
Affiliated Computer Services Inc
5.20%, 6/1/2015	740	774	Jefferies Group Inc
Seagate HDD Cayman			6.88%, 4/15/2021	900	902
6.88%, 5/1/2020(a)	145	138	LBG Capital No.1 PLC
			8.00%, 6/15/2049(a),(b)	100	77
Seagate Technology HDD Holdings
			Merrill Lynch & Co Inc
6.80%, 10/1/2016	210	204	0.54%, 11/1/2011(b)	875	860
Seagate Technology International/Cayman Islands			0.77%, 6/5/2012(b)	400	388
10.00%, 5/1/2014(a)	95	108
			7.75%, 5/14/2038	180	193
	$ 1,224
			Nissan Motor Acceptance Corp
			3.25%, 1/30/2013(a)	215	220

See accompanying notes.

104

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Electric (continued)
OMX Timber Finance Investments I LLC			Public Service Electric & Gas Co
5.42%, 1/29/2020(a),(b),(c)	$ 1,705 $	1,731	2.70%, 5/1/2015	$ 75 $	76
ORIX Corp			Reliant Energy Mid-Atlantic Power Holdings LLC
4.71%, 4/27/2015	1,180	1,173	9.24%, 7/2/2017	371	386
Pinnacle Foods Finance LLC / Pinnacle Foods			San Diego Gas & Electric Co
Finance Corp			5.35%, 5/15/2040	150	162
9.25%, 4/1/2015(a)	115	117	United Maritime Group LLC/United Maritime
10.63%, 4/1/2017	20	21	Group Finance Corp
Pontis Ltd			11.75%, 6/15/2015(a)	110	104
6.25%, 7/20/2010(a)	100	98		$ 6,948
SLM Corp			Electronics - 0.14%
0.48%, 7/26/2010(b)	650	650	NXP BV / NXP Funding LLC
4.50%, 7/26/2010	175	175	3.05%, 10/15/2013(b)	110	94
8.00%, 3/25/2020	330	290	9.50%, 10/15/2015	375	314
SquareTwo Financial Corp			Viasystems Inc
11.63%, 4/1/2017(a)	105	99	12.00%, 1/15/2015(a)	55	59
Textron Financial Corp				$ 467
0.63%, 2/25/2011(b)	1,000	993
			Energy - Alternate Sources - 0.04%
TNK-BP Finance SA			Headwaters Inc
7.25%, 2/2/2020(a)	200	200
			11.38%, 11/1/2014	135	136
	$ 14,450
Electric - 2.09%			Engineering & Contruction - 0.05%
AES Corp/The			MasTec Inc
9.75%, 4/15/2016(a)	225	242	7.63%, 2/1/2017	175	170
Baltimore Gas & Electric Co
5.90%, 10/1/2016	255	294	Entertainment - 0.44%
CE Generation LLC			CCM Merger Inc
7.42%, 12/15/2018	132	135	8.00%, 8/1/2013(a)	170	156
CMS Energy Corp			Choctaw Resort Development Enterprise
6.25%, 2/1/2020	575	547	7.25%, 11/15/2019(a)	332	229
6.55%, 7/17/2017	310	314	Lions Gate Entertainment Inc
Duke Energy Carolinas LLC			10.25%, 11/1/2016(a)	105	104
4.30%, 6/15/2020	290	306	Peninsula Gaming LLC
Dynegy Holdings Inc			8.38%, 8/15/2015	120	119
7.50%, 6/1/2015	135	107	10.75%, 8/15/2017	265	264
Elwood Energy LLC			Pinnacle Entertainment Inc
8.16%, 7/5/2026	221	209	7.50%, 6/15/2015	25	23
Enel Finance International SA			8.63%, 8/1/2017(a)	95	98
3.88%, 10/7/2014(a)	350	353	WMG Acquisition Corp
5.13%, 10/7/2019(a)	145	146	7.38%, 4/15/2014	290	276
Energy Future Holdings Corp			WMG Holdings Corp
9.75%, 10/15/2019	223	209	9.50%, 12/15/2014	204	203
10.00%, 1/15/2020(a)	105	105		$ 1,472
Energy Future Intermediate Holding Co LLC			Environmental Control - 0.47%
9.75%, 10/15/2019	275	258	Republic Services Inc
FirstEnergy Solutions Corp			5.50%, 9/15/2019(a)	880	952
6.05%, 8/15/2021	555	566	6.20%, 3/1/2040(a)	370	397
Georgia Power Co			WCA Waste Corp
5.40%, 6/1/2040	150	154	9.25%, 6/15/2014(d)	200	201
Indiantown Cogeneration LP				$ 1,550
9.26%, 12/15/2010	116	117	Food - 0.32%
Majapahit Holding BV			Kraft Foods Inc
7.75%, 1/20/2020(a)	100	110
			5.38%, 2/10/2020	570	611
Mirant Americas Generation LLC			6.50%, 2/9/2040	305	341
8.50%, 10/1/2021	60	56	Michael Foods Inc
Mirant Mid Atlantic Pass Through Trust C			9.75%, 7/15/2018(a)	115	118
10.06%, 12/30/2028	399	440		$ 1,070
Nisource Finance Corp
			Forest Products & Paper - 0.10%
5.25%, 9/15/2017	145	149	Corp Durango SAB de CV
5.40%, 7/15/2014	350	374	6.00%, 8/27/2016(b)	204	155
6.13%, 3/1/2022	435	464	Domtar Corp
Northern States Power Co/MN			10.75%, 6/1/2017	130	156
5.35%, 11/1/2039	115	121	Sappi Papier Holding AG
NRG Energy Inc			6.75%, 6/15/2012(a)	20	20
7.25%, 2/1/2014	110	111
				$ 331
7.38%, 1/15/2017	105	104
PacifiCorp			Healthcare - Products - 0.80%
			Angiotech Pharmaceuticals Inc
5.65%, 7/15/2018	170	194	4.29%, 12/1/2013(b)	450	347
6.25%, 10/15/2037	30	35

See accompanying notes.

105

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Boston Scientific Corp			Genworth Financial Inc (continued)
4.50%, 1/15/2015	$ 330 $	324	7.70%, 6/15/2020	$ 810 $	809
5.13%, 1/12/2017	310	297	ING Groep NV
6.00%, 1/15/2020	315	313	5.78%, 12/29/2049	460	324
7.00%, 11/15/2035	145	141	Ironshore Holdings US Inc
Covidien International Finance SA			8.50%, 5/15/2020(a)	200	204
2.80%, 6/15/2015	645	651	Liberty Mutual Group Inc
4.20%, 6/15/2020	585	599	10.75%, 6/15/2058(a),(b)	560	605
	$ 2,672		Lincoln National Corp
Healthcare - Services - 0.81%			5.65%, 8/27/2012	200	212
Alliance HealthCare Services Inc			7.00%, 6/15/2040	615	648
8.00%, 12/1/2016(a)	185	171	7.00%, 5/17/2066(b)	825	687
CIGNA Corp			Prudential Financial Inc
5.13%, 6/15/2020	255	265	5.38%, 6/21/2020	500	506
HCA Inc/DE			6.63%, 6/21/2040	245	249
9.25%, 11/15/2016	1,065	1,129	Teachers Insurance & Annuity Association of
9.63%, 11/15/2016	35	38	America
Healthsouth Corp			6.85%, 12/16/2039(a)	265	309
10.75%, 6/15/2016	65	70	Travelers Cos Inc/The
IASIS Healthcare LLC / IASIS Capital Corp			6.25%, 3/15/2067(b)	1,050	985
8.75%, 6/15/2014	135	134	WR Berkley Corp
Multiplan Inc			6.25%, 2/15/2037	310	283
10.38%, 4/15/2016(a)	180	185		$ 6,795
Quest Diagnostics Inc			Internet - 0.22%
5.45%, 11/1/2015	175	192	Open Solutions Inc
Select Medical Corp			9.75%, 2/1/2015(a)	325	244
7.63%, 2/1/2015	150	141	UPC Holding BV
Tenet Healthcare Corp			9.88%, 4/15/2018(a)	275	276
9.25%, 2/1/2015(b)	165	170	Zayo Group LLC/Zayo Capital Inc
US Oncology Inc			10.25%, 3/15/2017(a)	205	209
9.13%, 8/15/2017	190	195		$ 729
	$ 2,690		Iron & Steel - 0.14%
Holding Companies - Diversified - 0.08%			United States Steel Corp
ESI Tractebel Acquisition Corp			7.00%, 2/1/2018	300	297
7.99%, 12/30/2011	252	254	7.38%, 4/1/2020	175	173
				$ 470
Home Equity Asset Backed Securities - 0.95%			Leisure Products & Services - 0.01%
American Home Mortgage Investment Trust			Royal Caribbean Cruises Ltd
0.54%, 11/25/2030(b),(d)	520	172	7.25%, 6/15/2016	40	39
Bear Stearns Asset Backed Securities Trust
0.95%, 3/25/2034(b)	460	327	Lodging - 0.26%
Countrywide Asset-Backed Certificates			Harrah's Operating Co Inc
5.39%, 4/25/2036	501	290	10.00%, 12/15/2018	437	358
5.51%, 8/25/2036	464	365	11.25%, 6/1/2017	15	16
First NLC Trust			MGM Resorts International
0.65%, 9/25/2035(b)	210	205	8.50%, 9/15/2010	295	295
GSAA Trust			13.00%, 11/15/2013	80	92
0.49%, 4/25/2047(b),(d)	1,497	125	Wyndham Worldwide Corp
New Century Home Equity Loan Trust			7.38%, 3/1/2020	100	103
0.64%, 3/25/2035(b)	25	24		$ 864
Option One Mortgage Loan Trust			Media - 2.41%
0.80%, 3/25/2037(b),(d)	825	34
			CBS Corp
1.40%, 5/25/2034(b)	308	203
			5.75%, 4/15/2020	720	773
Residential Asset Securities Corp			Clear Channel Worldwide Holdings Inc
0.50%, 9/25/2036(b)	750	571	9.25%, 12/15/2017(a)	80	81
Saxon Asset Securities Trust			Comcast Corp
2.04%, 3/25/2035(b)	172	63
			5.15%, 3/1/2020	740	775
Specialty Underwriting & Residential Finance			6.40%, 3/1/2040	610	656
1.11%, 2/25/2035(b)	175	144
			COX Communications Inc
Wells Fargo Home Equity Trust			5.45%, 12/15/2014	290	320
0.64%, 10/25/2035(b)	662	611
			DIRECTV Holdings LLC
	$ 3,134		3.55%, 3/15/2015	1,600	1,611
Insurance - 2.03%			DirecTV Holdings LLC / DirecTV Financing Co
CNA Financial Corp			Inc
6.00%, 8/15/2011	375	386	5.88%, 10/1/2019	940	1,027
Crum & Forster Holdings Corp			7.63%, 5/15/2016	350	380
7.75%, 5/1/2017	265	267	Discovery Communications LLC
Genworth Financial Inc			3.70%, 6/1/2015	365	374
6.15%, 11/15/2066(b)	470	321	6.35%, 6/1/2040	180	192

See accompanying notes.

106

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media (continued)			Mortgage Backed Securities (continued)
DISH DBS Corp			Citigroup Commercial Mortgage Trust
6.63%, 10/1/2014	$ 35 $	35	0.72%, 10/15/2049(b)	$ 11,795 $	182
7.75%, 5/31/2015	225	232	5.49%, 3/17/2051(a),(b)	278	255
7.88%, 9/1/2019	105	109	6.30%, 12/10/2049(b)	625	642
Kabel Deutschland GmbH			Commercial Mortgage Pass Through Certificates
10.63%, 7/1/2014	285	295	6.01%, 12/10/2049(b)	525	543
NBC Universal Inc			6.01%, 12/10/2049(b)	1,000	312
3.65%, 4/30/2015(a)	20	21	Countrywide Alternative Loan Trust
5.15%, 4/30/2020(a)	380	396	0.62%, 7/25/2046(b)	234	66
News America Inc			1.72%, 7/20/2035(b)	235	113
6.20%, 12/15/2034	365	384	Countrywide Home Loan Mortgage Pass Through
Nielsen Finance LLC / Nielsen Finance Co			Trust
10.00%, 8/1/2014	215	220	0.55%, 4/25/2046(b)	972	519
Rainbow National Services LLC			Credit Suisse First Boston Mortgage Securities
10.38%, 9/1/2014(a)	140	146	Corp
	$ 8,027		0.38%, 11/15/2037(a),(b)	6,656	124
Mining - 0.49%			0.45%, 5/15/2036(a),(b)	3,133	10
Alcoa Inc			Credit Suisse Mortgage Capital Certificates
5.90%, 2/1/2027	110	97	0.18%, 12/15/2039	4,023	63
Southern Copper Corp			0.77%, 9/15/2039(a)	13,266	210
5.38%, 4/16/2020	37	37	5.38%, 12/15/2016(a)	50	42
6.75%, 4/16/2040	45	45	5.47%, 8/18/2016(a)	600	538
Teck Resources Ltd			5.66%, 5/10/2017(a)	500	425
9.75%, 5/15/2014	485	573	5.70%, 7/15/2017(a)	900	884
Vale Overseas Ltd			5.70%, 7/15/2017(a)	380	308
6.88%, 11/21/2036	112	117	5.91%, 6/15/2039(b)	340	324
Vulcan Materials Co			6.00%, 6/15/2017(a)	300	302
1.79%, 12/15/2010(b)	775	777	6.00%, 7/15/2017(a)	200	160
	$ 1,646		Crown Castle Towers LLC
			0.52%, 11/15/2036(a),(b)	3,500	3,448
Miscellaneous Manufacturing - 1.17%
GE Capital Trust I			Developers Diversified Realty Corp
			3.81%, 10/14/2014(a)	99	102
6.38%, 11/15/2067	1,105	1,028
Textron Inc			Downey Savings & Loan Association Mortgage
6.20%, 3/15/2015	300	323	Loan Trust
			0.61%, 4/19/2047(b)	832	198
Trimas Corp
9.75%, 12/15/2017(a)	60	61	Fannie Mae
			0.55%, 1/25/2023(b)	226	225
Tyco Electronics Group SA
			0.60%, 11/25/2022(b)	156	155
6.00%, 10/1/2012	170	183
			0.60%, 3/25/2035(b)	237	236
7.13%, 10/1/2037	280	317
			0.65%, 2/25/2018(b)	152	152
Tyco International Finance SA
			0.65%, 2/25/2032(b)	211	211
3.38%, 10/15/2015	990	1,022
4.13%, 10/15/2014	130	138	4.50%, 8/25/2019	3,259	303
Tyco International Ltd / Tyco International Finance			5.00%, 9/25/2019	652	63
			6.41%, 11/25/2036(b)	1,463	197
SA
			6.45%, 4/25/2039(b)	270	282
7.00%, 12/15/2019	675	818
	$ 3,890		6.50%, 2/25/2047	295	326
			6.85%, 8/25/2037(b)	731	106
Mortgage Backed Securities - 13.37%			7.31%, 10/25/2017(b)	392	30
Banc of America Commercial Mortgage Inc
			7.51%, 3/25/2039(b)	321	330
4.97%, 7/10/2043	250	85
5.45%, 1/15/2049	381	386	Fannie Mae Whole Loan
			0.55%, 5/25/2035(b),(d)	393	392
5.63%, 4/10/2049	1,000	1,033
5.67%, 1/15/2049(a),(b)	185	20	FDIC Structured Sale Guaranteed Notes
5.87%, 4/10/2049(b)	395	395	0.90%, 2/25/2048(a),(b)	918	921
5.89%, 7/10/2044	300	305	FHLMC Multifamily Structured Pass Through
6.37%, 2/10/2051(b)	1,000	1,061	Certificates
Banc of America Funding Corp			4.22%, 3/25/2020	150	155
0.43%, 7/20/2036(b)	384	376	Four Times Square Trust
			5.40%, 12/13/2028(a),(b)	400	423
Banc of America Large Loan Inc
5.20%, 1/25/2017(a)	636	654	Freddie Mac
			0.80%, 6/15/2023(b)	289	286
BCRR Trust
5.86%, 12/15/2043(a)	335	289	1.00%, 11/15/2039(b)	539	544
6.00%, 4/17/2017(a),(b)	275	284	5.50%, 9/15/2031(b)	950	1,003
6.50%, 7/17/2017(a)	50	52	7.20%, 11/15/2033(b)	595	102
Bear Stearns Commercial Mortgage Securities			GE Capital Commercial Mortgage Corp
7.00%, 5/20/2030	222	234	0.38%, 5/10/2014	27,126	183
			0.77%, 3/10/2040(a),(b)	5,202	24
Bear Stearns Mortgage Funding Trust
0.56%, 7/25/2036(b)	1,550	764	5.61%, 4/10/2017(b)	1,100	725
Bella Vista Mortgage Trust			Ginnie Mae
0.60%, 5/20/2045(b),(d)	189	99	5.00%, 10/16/2022	2,190	237

See accompanying notes.

107

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Ginnie Mae (continued)			Structured Asset Securities Corp
6.17%, 1/16/2038(b)	$ 315 $	30	5.50%, 6/25/2036(b)	$ 927 $	223
GMAC Commercial Mortgage Securities Inc			Wachovia Bank Commercial Mortgage Trust
1.02%, 3/10/2038(a),(b)	2,780	18	0.73%, 10/15/2041(a),(b)	9,309	76
Greenpoint Mortgage Funding Trust			5.25%, 12/15/2043	1,695	1,694
0.62%, 6/25/2045(b)	180	48	5.60%, 12/15/2043	250	7
0.65%, 6/25/2045(b)	168	30	5.68%, 5/15/2046(b)	370	372
GS Mortgage Securities Corp II			5.77%, 7/15/2016	1,085	1,138
0.86%, 11/10/2039(a)	7,376	183	5.82%, 5/15/2046(b)	340	267
6.00%, 8/10/2045(b)	100	98	6.10%, 2/15/2051(b)	500	491
GSR Mortgage Loan Trust			WAMU Commercial Mortgage Securities Trust
0.61%, 8/25/2046(b),(d)	1,595	270	3.83%, 1/25/2035(a)	103	104
0.71%, 12/25/2035(b)	86	54	WaMu Mortgage Pass Through Certificates
Harborview Mortgage Loan Trust			0.58%, 4/25/2045(b)	85	66
0.59%, 3/19/2037(b)	627	337	0.60%, 11/25/2045(b)	46	46
Homebanc Mortgage Trust			0.62%, 4/25/2045(b)	85	51
0.69%, 1/25/2036(b)	1,161	682	0.64%, 7/25/2045(b)	211	164
Impac CMB Trust			0.66%, 1/25/2045(b)	152	115
0.78%, 4/25/2035(b)	115	46	0.73%, 11/25/2045(b),(d)	295	288
1.33%, 10/25/2034(b)	246	163	0.88%, 1/25/2045(b)	476	41
1.35%, 10/25/2033(b)	70	44	0.99%, 12/25/2027(b),(d)	396	356
Indymac Index Mortgage Loan Trust			2.70%, 5/25/2035(b)	228	222
0.53%, 2/25/2037(b)	1,620	969	Washington Mutual Alternative Mortgage Pass-
0.58%, 4/25/2035(b)	145	76	Through Certificates
0.59%, 6/25/2037(b),(d)	1,103	626	0.53%, 1/25/2047(b)	886	75
JP Morgan Chase Commercial Mortgage Securities			0.60%, 2/25/2036(b)	215	107
Corp			0.63%, 6/25/2046(b)	1,056	89
5.34%, 5/15/2047	330	326		$ 44,504
5.42%, 2/15/2017	1,290	1,261	Office & Business Equipment - 0.39%
5.44%, 5/15/2045(b)	525	456	Xerox Corp
5.62%, 6/12/2041(b)	500	378	4.25%, 2/15/2015	470	486
5.72%, 11/15/2017	515	507	5.50%, 5/15/2012	635	677
6.30%, 2/12/2051(b)	400	260	5.63%, 12/15/2019	135	144
6.40%, 2/12/2051(a),(b)	400	131		$ 1,307
JP Morgan Mortgage Trust			Oil & Gas - 2.28%
5.96%, 6/25/2036(b)	90	85
			Anadarko Petroleum Corp
LB-UBS Commercial Mortgage Trust			6.20%, 3/15/2040	185	146
0.51%, 2/15/2040(b)	23,200	415
			Cenovus Energy Inc
5.56%, 2/15/2040(b)	440	221	5.70%, 10/15/2019(a)	460	502
5.86%, 7/15/2040(b)	100	99
			Chaparral Energy Inc
6.32%, 4/15/2041(b)	375	243
			8.50%, 12/1/2015	125	116
6.45%, 7/17/2040(b)	350	104
			Chesapeake Energy Corp
Merrill Lynch Mortgage Trust			7.63%, 7/15/2013	95	100
5.78%, 8/12/2016	750	652	9.50%, 2/15/2015	180	199
Merrill Lynch/Countrywide Commercial Mortgage			ConocoPhillips
Trust			6.00%, 1/15/2020	185	217
0.72%, 8/12/2048(b)	8,004	187
			Continental Resources Inc/OK
5.39%, 12/12/2049(a),(b)	250	55	7.38%, 10/1/2020(a)	90	88
Morgan Stanley Capital I			Denbury Resources Inc
0.60%, 6/12/2012(b)	690	614
			8.25%, 2/15/2020	193	202
5.36%, 3/15/2044(b)	700	689
			9.75%, 3/1/2016	305	329
5.81%, 4/12/2049(b)	150	147
			Ecopetrol SA
Morgan Stanley Reremic Trust			7.63%, 7/23/2019	40	45
3.00%, 1/17/2013(a),(c)	280	278
			Gaz Capital SA for Gazprom
6.00%, 8/12/2045(a),(b)	1,090	1,143	7.29%, 8/16/2037(a)	286	282
Nomura Asset Acceptance Corp			Hilcorp Energy I LP/Hilcorp Finance Co
0.70%, 2/25/2035(b)	32	26	8.00%, 2/15/2020(a)	65	64
OBP Depositor LLC Trust			KazMunaiGaz Finance Sub BV
4.65%, 7/15/2045(a),(c)	750	750	7.00%, 5/5/2020(a)	100	100
RBSCF Trust			Linn Energy LLC
6.00%, 7/17/2014(a),(b)	150	142
			9.88%, 7/1/2018	230	244
Residential Accredit Loans Inc			Linn Energy LLC/Linn Energy Finance Corp
0.50%, 2/25/2047(b)	1,461	640	8.63%, 4/15/2020(a)	190	195
0.54%, 7/25/2037(b),(d)	608	327
			11.75%, 5/15/2017	55	62
Structured Adjustable Rate Mortgage Loan Trust			Marathon Oil Corp
0.54%, 7/25/2037(b)	967	542
			6.60%, 10/1/2037	190	208
1.05%, 8/25/2034(b),(d)	568	54
			NAK Naftogaz Ukraine
Structured Asset Mortgage Investments Inc			9.50%, 9/30/2014	95	98
0.58%, 5/25/2045(b)	1,234	688

See accompanying notes.

108

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Nexen Inc			Lehman XS Trust
6.40%, 5/15/2037	$ 225 $	235	0.55%, 9/25/2035(b)	$ 67 $	66
OPTI Canada Inc			Long Beach Mortgage Loan Trust
7.88%, 12/15/2014	290	252	0.88%, 6/25/2034(b),(d)	170	127
9.00%, 12/15/2012(a)	30	30	Marriott Vacation Club Owner Trust
Petrobras International Finance Co			5.52%, 5/20/2029(a),(b)	183	192
5.75%, 1/20/2020	88	89	MSDWCC Heloc Trust
6.88%, 1/20/2040	37	37	0.54%, 7/25/2017(b)	144	94
7.88%, 3/15/2019	56	64	SACO I Inc
Petrohawk Energy Corp			0.49%, 6/25/2036(b),(d)	430	138
9.13%, 7/15/2013	275	287	Washington Mutual Asset-Backed Certificates
10.50%, 8/1/2014	95	102	0.53%, 4/25/2036(b)	1,071	855
Petroleos de Venezuela SA				$ 6,971
5.00%, 10/28/2015	122	65	Packaging & Containers - 0.02%
5.25%, 4/12/2017	102	55	Plastipak Holdings Inc
5.38%, 4/12/2027	64	28	10.63%, 8/15/2019(a)	45	50
5.50%, 4/12/2037	4	2
Petroleos Mexicanos			Pharmaceuticals - 0.58%
8.00%, 5/3/2019	120	143	Elan Finance PLC/Elan Finance Corp
Petroleum Development Corp			8.75%, 10/15/2016(a)	105	102
12.00%, 2/15/2018	290	300	Omnicare Inc
Pioneer Natural Resources Co			6.13%, 6/1/2013	195	193
7.50%, 1/15/2020	125	129	7.75%, 6/1/2020	70	71
Quicksilver Resources Inc			Quintiles Transnational Corp
11.75%, 1/1/2016	202	223	9.50%, 12/30/2014(a)	165	166
Suncor Energy Inc			Teva Pharmaceutical Finance II BV/Teva
6.10%, 6/1/2018	355	400	Pharmaceutical Finance III LLC
6.85%, 6/1/2039	135	155	3.00%, 6/15/2015	670	683
Total Capital SA			Watson Pharmaceuticals Inc
3.00%, 6/24/2015	355	358	5.00%, 8/15/2014	315	337
4.45%, 6/24/2020	290	296	6.13%, 8/15/2019	325	366
Valero Energy Corp				$ 1,918
4.50%, 2/1/2015	180	185	Pipelines - 1.40%
6.63%, 6/15/2037	150	146	Copano Energy LLC / Copano Energy Finance
Venoco Inc			Corp
11.50%, 10/1/2017	125	128	7.75%, 6/1/2018	65	61
XTO Energy Inc			8.13%, 3/1/2016	325	320
6.10%, 4/1/2036	190	225	El Paso Pipeline Partners Operating Co LLC
6.50%, 12/15/2018	370	449	6.50%, 4/1/2020	105	107
	$ 7,580		Enbridge Energy Partners LP
Oil & Gas Services - 0.18%			5.20%, 3/15/2020	255	263
Cameron International Corp			Energy Transfer Partners LP
6.38%, 7/15/2018	580	599	6.70%, 7/1/2018	120	129
			Enterprise Products Operating LLC
Other Asset Backed Securities - 2.10%			5.20%, 9/1/2020	360	370
Aircraft Certificate Owner Trust			6.13%, 10/15/2039	265	264
6.46%, 9/20/2022(a),(c)	98	89	8.38%, 8/1/2066	445	444
7.00%, 9/20/2022(a),(c)	100	82	Kinder Morgan Energy Partners LP
Ameriquest Mortgage Securities Inc			5.30%, 9/15/2020	285	295
0.65%, 3/25/2035(b)	72	67	MarkWest Energy Partners LP / MarkWest Energy
Chase Funding Mortgage Loan Asset-Backed			Finance Corp
Certificates			8.75%, 4/15/2018	260	263
1.10%, 9/25/2033(b)	268	60	Regency Energy Partners LP/Regency Energy
Countrywide Asset-Backed Certificates			Finance Corp
0.48%, 11/25/2037(b)	985	747	8.38%, 12/15/2013	130	134
0.60%, 3/25/2036(b),(d)	861	516	9.38%, 6/1/2016(a)	65	69
0.87%, 6/25/2035(b)	630	585	Rockies Express Pipeline LLC
Countrywide Home Equity Loan Trust			3.90%, 4/15/2015(a)	450	435
0.58%, 12/15/2035(b)	515	195	5.63%, 4/15/2020(a)	740	704
First Horizon Asset Back Trust			TransCanada PipeLines Ltd
0.51%, 10/25/2034(b)	530	269	3.40%, 6/1/2015	300	311
First-Citizens Home Equity Loan LLC			6.10%, 6/1/2040	300	323
0.56%, 9/15/2022(a),(b)	242	145	Williams Partners LP
JP Morgan Mortgage Acquisition Corp			3.80%, 2/15/2015(a)	150	151
0.43%, 3/25/2037(b)	221	208		$ 4,643
0.50%, 3/25/2037(b)	720	403
			Real Estate - 0.05%
0.52%, 4/25/2036(b)	1,270	915
			Regency Centers LP
5.45%, 11/25/2036	1,225	1,218	8.45%, 9/1/2010	180	181

See accompanying notes.

109

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
REITS - 1.11%			Sovereign (continued)
Boston Properties LP			Argentina Government International Bond
5.63%, 11/15/2020	$ 645 $	675	8.28%, 12/31/2033	$ 238 $	163
Brandywine Operating Partnership LP			Brazilian Government International Bond
5.63%, 12/15/2010	225	228	5.63%, 1/7/2041	100	98
DuPont Fabros Technology LP			5.88%, 1/15/2019	258	283
8.50%, 12/15/2017(a)	110	113	6.00%, 1/17/2017	100	110
Entertainment Properties Trust			7.88%, 3/7/2015	89	105
7.75%, 7/15/2020(a)	710	712	10.13%, 5/15/2027	50	75
HRPT Properties Trust			Colombia Government International Bond
1.14%, 3/16/2011(b)	288	286	7.38%, 3/18/2019	211	247
iStar Financial Inc			11.75%, 2/25/2020	14	21
5.85%, 3/15/2017	160	112	Hungary Government International Bond
ProLogis			6.25%, 1/29/2020	24	24
5.75%, 4/1/2016	310	295	Indonesia Government International Bond
6.88%, 3/15/2020	780	737	5.88%, 3/13/2020(a)	160	169
7.38%, 10/30/2019	225	221	6.63%, 2/17/2037(a)	148	155
Realty Income Corp			6.75%, 3/10/2014	74	82
5.75%, 1/15/2021	295	301	Panama Government International Bond
	$ 3,680		5.20%, 1/30/2020	100	104
Retail - 1.31%			6.70%, 1/26/2036	32	35
Bon-Ton Department Stores Inc/The			Peruvian Government International Bond
10.25%, 3/15/2014	95	93	7.13%, 3/30/2019	138	163
CVS Caremark Corp			8.75%, 11/21/2033	82	111
3.25%, 5/18/2015	185	188	Philippine Government International Bond
6.13%, 9/15/2039	410	438	6.38%, 10/23/2034	100	100
CVS Pass-Through Trust			6.50%, 1/20/2020	265	291
7.51%, 1/10/2032(a)	60	68	8.25%, 1/15/2014	29	34
Darden Restaurants Inc			Russian Foreign Bond - Eurobond
6.80%, 10/15/2037(b)	680	776	3.63%, 4/29/2015(a)	100	97
Ferrellgas Partners LP			5.00%, 4/29/2020(a)	100	96
9.13%, 10/1/2017(a)	165	172	7.50%, 3/31/2030(a)	301	340
Home Depot Inc			South Africa Government International Bond
5.88%, 12/16/2036	80	82	6.88%, 5/27/2019	100	114
Ltd Brands Inc			Turkey Government International Bond
7.00%, 5/1/2020	175	176	6.88%, 3/17/2036	197	203
Macy's Retail Holdings Inc			7.00%, 6/5/2020	234	259
5.75%, 7/15/2014	865	869	7.25%, 3/15/2015	144	161
5.90%, 12/1/2016	125	125	Ukraine Government International Bond
Neiman Marcus Group Inc/The			6.58%, 11/21/2016	100	93
10.38%, 10/15/2015	85	87	United Mexican States
Nordstrom Inc			5.95%, 3/19/2019	96	106
4.75%, 5/1/2020	550	570	6.05%, 1/11/2040	60	63
OSI Restaurant Partners Inc			Venezuela Government International Bond
10.00%, 6/15/2015	65	63	5.75%, 2/26/2016	72	45
Phillips-Van Heusen Corp			6.00%, 12/9/2020	163	89
7.38%, 5/15/2020	80	81	7.65%, 4/21/2025	88	50
Sonic Automotive Inc			7.75%, 10/13/2019	21	13
8.63%, 8/15/2013	26	26	8.50%, 10/8/2014	62	48
9.00%, 3/15/2018	70	71	9.25%, 9/15/2027	30	20
Suburban Propane Partners LP/Suburban Energy				$ 4,281
Finance Corp			Student Loan Asset Backed Securities - 1.07%
7.38%, 3/15/2020	105	106	SLM Student Loan Trust
Toys R Us Property Co LLC			1.42%, 10/25/2016(b)	3,500	3,552
8.50%, 12/1/2017(a)	100	103
Yum! Brands Inc			Telecommunications - 3.17%
6.25%, 3/15/2018	240	276	America Movil SAB de CV
	$ 4,370		5.63%, 11/15/2017	67	73
Semiconductors - 0.02%			6.13%, 3/30/2040(a)	100	104
Freescale Semiconductor Inc			6.38%, 3/1/2035	18	19
9.25%, 4/15/2018(a)	55	54	American Tower Corp
			7.00%, 10/15/2017	860	959
Software - 0.05%			AT&T Inc
First Data Corp			6.15%, 9/15/2034	200	210
10.55%, 9/24/2015	232	170	6.50%, 9/1/2037	260	288
			Clearwire Communications LLC/Clearwire Finance
Sovereign - 1.29%			Inc
Argentina Bonos			12.00%, 12/1/2015(a)	165	163
7.00%, 10/3/2015	142	114	Digicel Group Ltd
			9.13%, 1/15/2015(a)	385	378

See accompanying notes.

110

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	CONVERTIBLE BONDS - 0.22%	(000's)	Value (000's)
Telecommunications (continued)			Aerospace & Defense - 0.02%
Digicel Ltd			GenCorp Inc
12.00%, 4/1/2014(a)	$ 65	$ 73	4.06%, 12/31/2039(a)	$ 60	$ 50
DigitalGlobe Inc
10.50%, 5/1/2014	65	70	Biotechnology - 0.09%
Global Crossing Ltd			Amylin Pharmaceuticals Inc
12.00%, 9/15/2015(a)	165	175	3.00%, 6/15/2014	355	300
Intelsat Luxembourg SA
11.25%, 2/4/2017	285	289	Electronics - 0.07%
11.50%, 2/4/2017	102	101	L-1 Identity Solutions Inc
Intelsat Subsidiary Holding Co SA			3.75%, 5/15/2027	230	215
8.88%, 1/15/2015	420	427
iPCS Inc			Retail - 0.00%
2.47%, 5/1/2013(b)	85	79	Sonic Automotive Inc
Level 3 Financing Inc			5.00%, 10/1/2029	10	10
9.25%, 11/1/2014	195	177
10.00%, 2/1/2018(a)	100	88	Semiconductors - 0.04%
Nextel Communications Inc			Jazz Technologies Inc
7.38%, 8/1/2015	505	480	8.00%, 12/31/2011	150	145
SBA Tower Trust
4.25%, 4/15/2015(a)	480	503	TOTAL CONVERTIBLE BONDS		$ 720
Sprint Nextel Corp				Principal
6.00%, 12/1/2016	210	189		Amount
Telcordia Technologies Inc			MUNICIPAL BONDS - 0.43%	(000's)	Value (000's)
11.00%, 5/1/2018(a)	35	33	California - 0.07%
Telecom Italia Capital SA			Los Angeles Unified School District/CA
0.82%, 2/1/2011(b)	200	198	5.75%, 7/1/2034	$ 200	$ 200
0.91%, 7/18/2011(b)	450	444	San Diego County Water Authority
5.25%, 11/15/2013	165	170	6.14%, 5/1/2049	30	33
7.00%, 6/4/2018	270	288			$ 233
Telefonica Emisiones SAU			Illinois - 0.10%
0.67%, 2/4/2013(b)	375	362
			Chicago Transit Authority
3.73%, 4/27/2015	240	239	6.20%, 12/1/2040	310	325
4.95%, 1/15/2015	495	518
5.13%, 4/27/2020	240	241	Nevada - 0.10%
Verizon Communications Inc			County of Clark NV
6.25%, 4/1/2037	225	242	6.88%, 7/1/2042	305	324
6.35%, 4/1/2019	240	278
Verizon Global Funding Corp			New York - 0.06%
7.75%, 12/1/2030	405	505	New York City Transitional Finance Authority
VIP Finance Ireland Ltd for OJSC Vimpel			5.27%, 5/1/2027	190	200
Communications
9.13%, 4/30/2018(a)	95	102
			Oregon - 0.03%
Vodafone Group PLC			Oregon State Department of Transportation
0.82%, 2/27/2012(b)	800	799
			5.83%, 11/15/2034	90	99
0.88%, 6/15/2011(b)	415	415
West Corp			Washington - 0.07%
9.50%, 10/15/2014	250	251	State of Washington
11.00%, 10/15/2016	40	41	5.09%, 8/1/2033	250	253
Wind Acquisition Finance SA
11.75%, 7/15/2017(a)	440	451
			TOTAL MUNICIPAL BONDS		$ 1,434
Wind Acquisition Holdings Finance SA				Principal
12.25%, 7/15/2017(a)	100	91
			SENIOR FLOATING RATE INTERESTS -	Amount
		$ 10,513	0.56%	(000's)	Value (000's)
Transportation - 0.37%			Automobile Manufacturers - 0.18%
Burlington Northern Santa Fe LLC			Ford, Term Loan B
5.75%, 5/1/2040	340	360	3.33%, 12/16/2013(b)	625	590
6.15%, 5/1/2037	130	146
CSX Corp			Commercial Services - 0.04%
6.25%, 3/15/2018	555	637	Rental Services Corp, Term Loan
Navios Maritime Holdings Inc / Navios Maritime			3.80%, 11/30/2013(b)	143	130
Finance US Inc
8.88%, 11/1/2017(a)	110	111
			Entertainment - 0.03%
		$ 1,254	CCM Merger Inc, Term Loan B
TOTAL BONDS		$ 199,109	8.50%, 7/21/2012(b)	98	95

			Machinery - Diversified - 0.05%
			Manitowoc Company Inc, Term Loan B
			7.50%, 4/14/2014(b)	174	173

See accompanying notes.

111

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
(continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's) Value (000's)
Media - 0.10%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Univision, 1st Lien Term Loan			7.00%, 2/1/2031(f)	$ 8 $	9
2.60%, 9/29/2014(b)	$ 412	$ 343	7.00%, 6/1/2031(f)	9	11
			7.00%, 12/1/2031(f)	150	170
Miscellaneous Manufacturing - 0.01%			7.50%, 4/1/2030(f)	18	21
GenTek Holding LLC, Term Loan			7.50%, 9/1/2030(f)	11	12
7.00%, 9/30/2014(b)	28	28	7.50%, 3/1/2031(f)	55	63
			8.00%, 9/1/2030(f)	89	102
Oil & Gas - 0.02%				$ 37,430
Venoco Inc, Term Loan C			Federal National Mortgage Association (FNMA) - 23.08%
4.38%, 5/7/2014(b)	96	85	2.58%, 3/1/2035(b),(f)	185	193
			2.76%, 7/1/2034(b),(f)	8	8
Semiconductors - 0.03%			3.38%, 7/1/2034(b),(f)	68	71
Spansion Inc, Term Loan B-Exit			4.00%, 10/1/2019(f)	392	415
7.50%, 2/9/2015(b)	100	99	4.50%, 1/1/2020(f)	271	289
			4.50%, 5/1/2023(f)	2,013	2,129
Software - 0.10%			4.50%, 5/1/2040(f)	1,266	1,314
First Data Corp, Term Loan B1			4.50%, 5/1/2040(f)	599	624
3.10%, 12/24/2014(b)	389	327	4.50%, 5/1/2040(f)	5,453	5,661
			4.50%, 6/1/2040(f)	1,038	1,077
TOTAL SENIOR FLOATING RATE INTERESTS		$ 1,870	4.50%, 7/1/2040(f),(g)	3,600	3,731
	Principal		5.00%, 7/1/2035(f)	202	215
U.S. GOVERNMENT & GOVERNMENT	Amount		5.00%, 5/1/2039(f)	914	969
AGENCY OBLIGATIONS - 48.35%	(000's)	Value (000's)	5.00%, 6/1/2039(f)	862	914
Federal Home Loan Mortgage Corporation (FHLMC) - 11.25%			5.00%, 12/1/2039(f)	1,161	1,232
3.73%, 2/1/2034(b),(f)	$ 8	$ 9	5.00%, 1/1/2040(f)	3,996	4,239
4.50%, 7/1/2024(f)	255	270	5.00%, 2/1/2040(f)	743	789
4.50%, 7/1/2024(f)	176	186	5.00%, 2/1/2040(f)	703	745
4.50%, 9/1/2024(f)	437	461	5.00%, 3/1/2040(f)	1,822	1,933
4.50%, 9/1/2024(f)	250	263	5.00%, 3/1/2040(f)	1,564	1,659
4.50%, 9/1/2024(f)	349	369	5.00%, 4/1/2040(f)	1,762	1,869
4.50%, 5/1/2040(f)	1,933	2,005	5.00%, 7/1/2040(f),(g)	12,375	13,092
4.50%, 5/1/2040(f)	1,050	1,089	5.50%, 6/1/2019(f)	117	127
4.50%, 5/1/2040(f)	829	860	5.50%, 7/1/2019(f)	45	49
4.50%, 6/1/2040(f)	600	622	5.50%, 7/1/2019(f)	126	137
5.00%, 5/1/2018(f)	1,215	1,305	5.50%, 8/1/2019(f)	30	32
5.00%, 10/1/2024(f)	1,056	1,127	5.50%, 8/1/2019(f)	166	180
5.00%, 7/1/2025(f),(g)	1,950	2,079	5.50%, 10/1/2019(f)	331	360
5.00%, 10/1/2035(f)	445	472	5.50%, 10/1/2019(f)	184	199
5.00%, 6/1/2037(f)	374	396	5.50%, 12/1/2022(f)	255	276
5.00%, 8/1/2039(f)	182	193	5.50%, 7/1/2033(f)	2,384	2,571
5.00%, 4/1/2040(f)	4,194	4,442	5.50%, 4/1/2035(f)	448	482
5.00%, 7/1/2040(f),(g)	7,605	8,043	5.50%, 9/1/2035(f)	1,106	1,190
5.50%, 6/1/2024(f)	1,446	1,564	5.50%, 8/1/2036(f)	3,001	3,229
5.50%, 3/1/2033(f)	951	1,027	5.50%, 2/1/2037(f)	91	97
5.50%, 5/1/2036(f)	1,838	1,979	5.50%, 7/1/2037(f)	2,282	2,452
5.50%, 4/1/2038(f)	400	429	5.50%, 4/1/2039(f)	2,651	2,849
5.50%, 5/1/2038(f)	913	981	5.50%, 7/1/2040(f),(g)	6,485	6,961
5.50%, 11/1/2039(f)	2,919	3,152	5.69%, 2/1/2036(b),(f)	190	204
5.50%, 7/1/2040(f)	900	966	6.00%, 5/1/2031(f)	25	27
5.61%, 2/1/2037(b),(f)	574	616	6.00%, 7/1/2035(f)	1,066	1,162
5.86%, 2/1/2037(b),(f)	498	529	6.00%, 5/1/2036(f)	161	175
6.00%, 3/1/2031(f)	51	57	6.00%, 2/1/2037(f)	4,608	5,015
6.00%, 4/1/2031(f)	4	4	6.00%, 11/1/2037(f)	1,219	1,324
6.00%, 6/1/2032(f)	199	219	6.00%, 12/1/2037(f)	137	149
6.00%, 10/1/2032(f)	142	157	6.00%, 2/1/2038(f)	775	842
6.00%, 1/1/2038(f)	613	666	6.00%, 5/1/2039(f)	1,231	1,336
6.50%, 4/1/2016(f)	22	24	6.50%, 8/1/2031(f)	75	84
6.50%, 3/1/2029(f)	24	27	6.50%, 3/1/2032(f)	37	42
6.50%, 5/1/2029(f)	36	41	6.50%, 7/1/2037(f)	217	238
6.50%, 4/1/2031(f)	19	21	6.50%, 7/1/2037(f)	309	339
6.50%, 2/1/2032(f)	39	44	6.50%, 2/1/2038(f)	196	215
6.50%, 5/1/2032(f)	32	36	6.50%, 3/1/2038(f)	165	181
6.50%, 5/1/2032(f)	120	134	6.50%, 9/1/2038(f)	963	1,056
6.50%, 4/1/2035(f)	66	73	7.00%, 2/1/2032(f)	49	56
7.00%, 12/1/2029(f)	56	63		$ 76,804
7.00%, 6/1/2030(f)	9	10	Government National Mortgage Association (GNMA) - 1.90%
7.00%, 12/1/2030(f)	9	10	5.00%, 2/15/2034	1,639	1,762
7.00%, 1/1/2031(f)	5	5	5.00%, 7/1/2040(g)	680	724
7.00%, 1/1/2031(f)	15	17	5.50%, 12/20/2033	805	879

See accompanying notes.

112

Schedule of Investments Bond & Mortgage Securities Account June 30, 2010 (unaudited)

			(a)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
	Principal		registration, normally to qualified institutional buyers. Unless otherwise
U.S. GOVERNMENT & GOVERNMENT	Amount		indicated, these securities are not considered illiquid. At the end of the
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	period, the value of these securities totaled $42,719 or 12.84% of net
Government National Mortgage Association (GNMA) (continued)			assets.
5.50%, 5/20/2035	$ 107	$ 116	(b) Variable Rate. Rate shown is in effect at June 30, 2010.
6.00%, 1/20/2029	123	136	(c)	Market value is determined in accordance with procedures established in
6.00%, 7/20/2029	22	25	good faith by the Board of Directors. At the end of the period, the value of
6.00%, 12/15/2033	118	131	these securities totaled $3,105 or 0.93% of net assets.
6.00%, 12/20/2036	736	806	(d) Security is Illiquid
6.00%, 7/1/2040(g)	490	534
			(e) Security purchased on a when-issued basis.
6.50%, 3/20/2028	19	21	(f)	This entity was put into conservatorship by the US Government in 2008.
6.50%, 5/20/2029	16	18	See Notes to Financial Statements for additional information.
6.50%, 12/15/2032	973	1,084	(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
7.00%, 3/15/2031	36	41	Notes to Financial Statements.
7.50%, 5/15/2029	23	27
8.00%, 12/15/2030	17	20
		$ 6,324
U.S. Treasury - 12.12%			Unrealized Appreciation (Depreciation)
1.38%, 9/15/2012	3,500	3,553	The net federal income tax unrealized appreciation (depreciation) and federal tax
2.75%, 5/31/2017	2,230	2,277	cost of investments held as of the period end were as follows:
3.00%, 8/31/2016	4,000	4,174
3.13%, 1/31/2017	5,000	5,229	Unrealized Appreciation	$ 12,347
3.13%, 4/30/2017	525	549	Unrealized Depreciation	(24,806)
3.13%, 5/15/2019	1,150	1,174	Net Unrealized Appreciation (Depreciation)	$ (12,459)
3.38%, 11/15/2019	5,100	5,282	Cost for federal income tax purposes	$ 392,467
3.63%, 2/15/2020	3,500	3,698	All dollar amounts are shown in thousands (000's)
4.13%, 5/15/2015	35	39
4.38%, 5/15/2040	1,900	2,055	Portfolio Summary (unaudited)
4.50%, 2/15/2036	2,000	2,209	Sector	Percent
4.63%, 2/15/2040	175	197	Mortgage Securities	49.60%
6.00%, 2/15/2026	5,925	7,635	Financial	20.15%
8.13%, 8/15/2019	1,600	2,280	Government	13.41%
		$ 40,351	Communications	5.90%
TOTAL U.S. GOVERNMENT &			Asset Backed Securities	5.83%
GOVERNMENT AGENCY OBLIGATIONS		$ 160,909	Consumer, Non-cyclical	4.73%
	Maturity		Energy	4.07%
	Amount		Consumer, Cyclical	2.89%
REPURCHASE AGREEMENTS - 4.80%	(000's)	Value (000's)	Industrial	2.79%
Banks - 4.80%			Utilities	2.09%
Investment in Joint Trading Account; Bank of	$ 6,143	$ 6,143	Basic Materials	1.22%
America Repurchase Agreement; 0.02%			Technology	1.00%
dated 06/30/10 maturing 07/01/10			Revenue	0.30%
(collateralized by Sovereign Agency Issues			General Obligation	0.13%
and US Treasury Note; $6,266,316; 0.00% -			Diversified	0.08%
4.75%; dated 05/15/14 - 07/15/17)			Liabilities in Excess of Other Assets, Net	(14.19)%
Investment in Joint Trading Account; Credit Suisse	2,574	2,574	TOTAL NET ASSETS	100.00%
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by			Other Assets Summary (unaudited)
US Treasury Note; $2,625,413; 1.38%; dated			Asset Type	Percent
01/15/13)			Credit Default Swaps	0.18%
Investment in Joint Trading Account; Deutsche	1,518	1,518
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $1,548,003; 4.13%
- 4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	5,731	5,731
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $5,845,259; 0.00%
- 2.50%; dated 07/12/10 - 04/29/14)
		$ 15,966
TOTAL REPURCHASE AGREEMENTS		$ 15,966
Total Investments		$ 380,008
Liabilities in Excess of Other Assets, Net -
(14.19)%		$ (47,215)
TOTAL NET ASSETS - 100.00%		$ 332,793

See accompanying notes.

113

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2010 (unaudited)

Credit Default Swaps

						Unrealized/
		Buy/Sell	(Pay)/Receive Expiration		Notional	Appreciation
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank	CDX.NA.HY.14	Buy	(5.00)%	06/20/2015	$ 1,440	$ (22)
Barclays Bank	CMBX.NA.AM.2	Buy	(0.50)%	03/15/2049	500	(1)
Barclays Bank	CDX.NA.HY.14	Buy	(5.00)%	06/20/2015	720	(7)
Barclays Bank	CDX.NA.HY.14	Buy	(5.00)%	06/20/2015	720	(6)
Barclays Bank	CDX.NA.HY.13	Buy	(5.00)%	12/20/2014	1,733	(18)
Barclays Bank	CDX.NA.HY.13	Buy	(5.00)%	12/20/2014	1,733	(20)
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	1,349	(308)
Goldman Sachs	CDX.NA.HY.14	Buy	(5.00)%	06/20/2015	1,440	(18)
Goldman Sachs	CMBX.NA.NNN.4	Buy	(0.35)%	02/17/2051	1,250	(13)
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	435	(95)
Morgan Stanley	CDX.NA.HY.13	Buy	(5.00)%	12/20/2014	3,465	(37)
Morgan Stanley	CDX.NA.HY.14	Buy	(5.00)%	06/20/2015	720	(6)
Morgan Stanley	CDX.NA.HY.14	Buy	(5.00)%	06/20/2015	1,440	(20)
Morgan Stanley	CDX.NA.HY.14	Buy	(5.00)%	06/20/2015	720	(6)
Morgan Stanley	CMBX.NA.AAA.2	Buy	(0.07)%	03/15/2049	1,250	(3)
Morgan Stanley	CMBX.NA.AAA.4	Buy	(0.35)%	02/17/2051	1,250	(17)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

114

		Schedule of Investments
		Diversified Balanced Account
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.36%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 67.03%
Bond Market Index Fund (a)	3,438,889	$ 36,005
International Equity Index Fund (a)	533,074	4,536
MidCap S&P 400 Index Fund (a)	167,077	1,865
SmallCap S&P 600 Index Fund (a)	148,091	1,856
	$ 44,262
Principal Variable Contracts Funds, Inc. Class 1 - 32.33%
LargeCap S&P 500 Index Account (a)	2,916,343	21,347

TOTAL INVESTMENT COMPANIES	$ 65,609
Total Investments	$ 65,609
Other Assets in Excess of Liabilities, Net -
0.64%	$ 423
TOTAL NET ASSETS - 100.00%	$ 66,032

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 871
Unrealized Depreciation	(2,688)
Net Unrealized Appreciation (Depreciation)	$ (1,817)
Cost for federal income tax purposes	$ 67,426
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	54.53%
Domestic Equity Funds	37.96%
International Equity Funds	6.87%
Other Assets in Excess of Liabilities, Net	0.64%
TOTAL NET ASSETS	100.00%

See accompanying notes.

115

Schedule of Investments
Diversified Balanced Account
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases		Sales		June 30, 2010
							Proceeds
	Shares	Cost (000's)		Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Bond Market Index Fund	—	$ —		3,844,636	$ 39,301	405,747 $	4,157	3,438,889	$ 35,146
International Equity Index Fund	—	—		551,038	5,129	17,964	160	533,074	4,969
LargeCap S&P 500 Index Account	—	—		3,028,569	24,198	112,226	869	2,916,343	23,326
MidCap S&P 400 Index Fund	—	—		176,393	2,113	9,316	113	167,077	2,000
Money Market Fund	—	—		1,291,756	1,292	1,291,756	1,292	—	—
SmallCap S&P 600 Index Fund	—	—		157,664	2,117	9,573	132	148,091	1,986

		$ —			$ 74,150	$ 6,723			$ 67,427

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)			(000's)
Bond Market Index Fund	$ —			$ 2			$ —
International Equity Index Fund			—			—			—
LargeCap S&P 500 Index Account			56			(3)			—
MidCap S&P 400 Index Fund			—			—			—
Money Market Fund			—			—			—
SmallCap S&P 600 Index Fund			—			1			—
	$ 56			$ —			$ —

See accompanying notes.

116

		Schedule of Investments
		Diversified Growth Account
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 56.24%
Bond Market Index Fund (a)	4,147,659 $	43,426
International Equity Index Fund (a)	1,395,328	11,874
MidCap S&P 400 Index Fund (a)	509,958	5,691
SmallCap S&P 600 Index Fund (a)	451,774	5,661
	$ 66,652
Principal Variable Contracts Funds, Inc. Class 1 - 43.66%
LargeCap S&P 500 Index Account (a)	7,069,660	51,750

TOTAL INVESTMENT COMPANIES	$ 118,402
Total Investments	$ 118,402
Other Assets in Excess of Liabilities, Net -
0.10%	$ 120
TOTAL NET ASSETS - 100.00%	$ 118,522

(a) Affiliated Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,083
Unrealized Depreciation	(6,647)
Net Unrealized Appreciation (Depreciation)	$ (5,564)
Cost for federal income tax purposes	$ 123,966
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.24%
Fixed Income Funds	36.64%
International Equity Funds	10.02%
Other Assets in Excess of Liabilities, Net	0.10%
TOTAL NET ASSETS	100.00%

See accompanying notes.

117

Schedule of Investments
Diversified Growth Account
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases		Sales		June 30, 2010
							Proceeds
	Shares	Cost (000's)		Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Bond Market Index Fund	—	$ —		4,309,678	$ 44,040	162,019 $	1,668	4,147,659	$ 42,372
International Equity Index Fund	—	—		1,401,158	13,086	5,830	55	1,395,328	13,031
LargeCap S&P 500 Index Account	—	—		7,123,059	56,827	53,399	452	7,069,660	56,377
MidCap S&P 400 Index Fund	—	—		518,033	6,217	8,075	105	509,958	6,113
Money Market Fund	—	—		2,106,639	2,107	2,106,639	2,107	—	—
SmallCap S&P 600 Index Fund	—	—		460,199	6,193	8,425	122	451,774	6,073

		$ —			$ 128,470	$ 4,509			$ 123,966

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)			(000's)
Bond Market Index Fund	$ —			$ —			$ —
International Equity Index Fund			—			—			—
LargeCap S&P 500 Index Account			141			2			—
MidCap S&P 400 Index Fund			—			1			—
Money Market Fund			—			—			—
SmallCap S&P 600 Index Fund			—			2			—
	$ 141			$ 5			$ —

See accompanying notes.

118

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

COMMON STOCKS - 96.54%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Havas SA	18,152 $	80	Grupo Financiero Banorte SAB de CV	96,500 $	366
			HDFC Bank Ltd ADR	2,261	323
Aerospace & Defense - 0.60%			Home Capital Group Inc	2,300	91
Meggitt PLC	29,035	135	HSBC Holdings PLC	556,286	5,082
MTU Aero Engines Holding AG	12,983	723	ICICI Bank Ltd ADR	7,485	270
Saab AB	4,590	52	Industrial and Commercial Bank of China Ltd	1,129,000	821
Safran SA	42,122	1,175	Industrial Bank of Korea	17,600	206
	$ 2,085		KBC Groep NV (a)	19,331	741
Agriculture - 0.64%			Komercni Banka AS	950	152
British American Tobacco PLC	70,553	2,239	Laurentian Bank of Canada	2,100	83
Golden Agri-Resources Ltd - Warrants (a)	170,932	12	Lloyds Banking Group PLC (a)	2,021,991	1,596
Souza Cruz SA	254	10	Malayan Banking Bhd	281,600	655
	$ 2,261		Mitsubishi UFJ Financial Group Inc	91,000	413
Airlines - 0.40%			National Australia Bank Ltd	85,210	1,647
Air China Ltd (a)	352,000	345	Nordea Bank AB	199,310	1,644
Singapore Airlines Ltd	100,393	1,041	Powszechna Kasa Oszczednosci Bank Polski SA	20,725	221
	$ 1,386		Royal Bank of Canada	17,500	833
Apparel - 0.47%			Sberbank of Russian Federation	281,779	677
Gildan Activewear (a)	29,900	859	Standard Bank Group Ltd/South Africa	27,258	361
Yue Yuen Industrial Holdings Ltd	251,500	781	Standard Chartered PLC	137,573	3,350
	$ 1,640		State Bank of India Ltd	4,125	410
			Sumitomo Mitsui Financial Group Inc	65,700	1,859
Automobile Manufacturers - 3.21%
Daimler AG (a)	63,664	3,222	Sumitomo Trust & Banking Co Ltd/The	131,000	667
			Sydbank A/S (a)	3,054	62
Dongfeng Motor Group Co Ltd	229,920	267
Hino Motors Ltd	120,000	592	Torinto Dominion Bank	51,045	3,308
Honda Motor Co Ltd	67,900	1,994	Turkiye Garanti Bankasi AS	76,437	318
Hyundai Motor Co	2,348	275	Turkiye Halk Bankasi AS	44,952	332
			United Overseas Bank Ltd	123,000	1,711
Kia Motors Corp	13,610	361	Yapi ve Kredi Bankasi AS (a)	89,306	242
Mahindra & Mahindra Ltd	13,350	178
Nissan Motor Co Ltd	270,400	1,884		$ 51,048
Renault SA (a)	26,928	998	Beverages - 1.66%
Tata Motors Ltd	21,559	357	Britvic PLC	11,069	78
Toyota Motor Corp	29,333	1,008	Carlsberg A/S	23,654	1,803
Yulon Motor Co Ltd	122,000	119	Cia de Bebidas das Americas ADR	6,838	691
	$ 11,255		Fomento Economico Mexicano SAB de CV ADR	7,879	340
			Heineken NV	34,762	1,473
Automobile Parts & Equipment - 1.37%
Continental AG (a)	12,853	661	SABMiller PLC	50,419	1,414
Exedy Corp	1,499	38		$ 5,799
FCC Co Ltd	4,000	75	Building Materials - 0.66%
Hyundai Mobis	1,670	280	Adelaide Brighton Ltd	34,054	76
Keihin Corp	8,792	152	Asahi Glass Co Ltd	105,000	986
NHK Spring Co Ltd	5,000	46	Holcim Ltd	12,860	861
Nissin Kogyo Co Ltd	4,300	63	Hong Leong Asia Ltd	27,000	65
Sumitomo Electric Industries Ltd	107,500	1,253	Siam Cement PCL	22,858	196
Toyoda Gosei Co Ltd	31,500	781	Sika AG	75	133
Valeo SA (a)	52,951	1,440		$ 2,317
	$ 4,789		Chemicals - 2.44%
Banks - 14.58%			BASF SE	55,556	3,042
Aareal Bank AG (a)	7,065	118	Croda International PLC	6,113	92
Australia & New Zealand Banking Group Ltd	97,146	1,745	Daicel Chemical Industries Ltd	181,006	1,221
Banca Generali SpA	4,486	43	Formosa Chemicals & Fibre Corp	105,000	240
Banco do Brasil SA	32,345	448	Hanwha Chem Corp	24,280	349
			Kolon Industries Inc (a)	1,656	84
Banco Santander SA	78,666	825
Bangkok Bank Public Co	49,100	192	Lanxess AG	2,435	103
Bank Mandiri Tbk PT	1,259,500	825	LG Chem Ltd	752	188
Bank of China Ltd	627,000	316	Lintec Corp	2,110	38
Bank of Montreal	47,700	2,587	Mitsui Chemicals Inc	265,000	741
Bank of Queensland Ltd	8,799	77	Nippon Kayaku Co Ltd	12,791	109
Bank of Yokohama Ltd/The	305,391	1,397	Nippon Shokubai Co Ltd	8,912	84
Barclays PLC	214,468	856	Nippon Synthetic Chemical Industry Co Ltd/The	5,000	29
BNP Paribas	63,814	3,434	Rhodia SA	51,564	855
BNP Paribas - Rights (a),(b)	529,061	204	Syngenta AG	5,648	1,305
BOC Hong Kong Holdings Ltd	465,000	1,059	Toagosei Co Ltd	9,000	40
Canadian Western Bank	5,500	122	Zeon Corp	13,000	76
Chiba Bank Ltd/The	240,063	1,449		$ 8,596
China Construction Bank Corp	1,525,183	1,228	Coal - 0.30%
DBS Group Holdings Ltd	165,000	1,601	Banpu Public Co Ltd	16,100	300
Deutsche Bank AG	29,736	1,667	Centennial Coal Company Ltd	21,404	79
DnB NOR ASA	213,730	2,056	Exxaro Resources Ltd	20,083	287
			Grande Cache Coal Corp (a)	13,700	71
FirstRand Ltd	152,876	358
			Whitehaven Coal Ltd	17,986	71

See accompanying notes.

119

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Coal (continued)			Electrical Components & Equipment (continued)
Yanzhou Coal Mining Co Ltd	134,000 $	258	Hitachi Ltd	660,261 $	2,398
	$ 1,066		SMA Solar Technology AG	554	56
Commercial Services - 0.64%				$ 3,886
Adecco SA	28,552	1,362	Electronics - 2.66%
Aggreko PLC	4,399	92	AAC Acoustic Technologies Holdings Inc	42,000	60
Babcock International Group PLC	11,950	106	Alps Electric Co Ltd	13,800	118
COSCO Pacific Ltd	230,000	271	Chemring Group PLC	2,364	105
Prosegur Cia de Seguridad SA	2,935	125	Electrocomponents PLC	24,022	77
Rentokil Initial PLC (a)	43,361	69	Hon Hai Precision Industry Co Ltd (a)	113,470	398
Zhejiang Expressway Co Ltd	196,000	181	Horiba Ltd	2,800	75
	$ 2,206		Japan Aviation Electronics Industry Ltd	10,000	63
Computers - 1.66%			Koninklijke Philips Electronics NV	94,329	2,817
CGI Group Inc (a)	124,667	1,855	Kyocera Corp	13,500	1,093
Dimension Data Holdings PLC	43,989	62	LG Display Co Ltd	8,830	290
HTC Corp	22,000	292	Minebea Co Ltd	129,000	715
Infosys Technologies Ltd ADR	14,907	893	Nippon Chemi-Con Corp	41,294	180
Lenovo Group Ltd	186,000	100	Nippon Electric Glass Co Ltd	91,000	1,042
Lite-On Technology Corp	216,750	237	Omron Corp	57,200	1,247
Melco Holdings Inc	2,400	76	Samsung Electro-Mechanics Co Ltd	2,912	364
NTT Data Corp	265	978	Taiyo Yuden Co Ltd	5,000	67
Tata Consultancy Services Ltd	21,623	347	Tripod Technology Corp	88,000	325
TDK Corp	18,200	996	WPG Holdings Co Ltd	168,000	310
	$ 5,836			$ 9,346
Consumer Products - 0.51%			Engineering & Contruction - 1.22%
Reckitt Benckiser Group PLC	38,596	1,795	Bilfinger Berger AG	11,643	646
			Bradken Ltd	11,648	70
Cosmetics & Personal Care - 0.41%			Carillion PLC	16,506	76
Fancl Corp	4,497	64	Daelim Industrial Co Ltd	5,641	291
Shiseido Co Ltd	62,000	1,366	Hochtief AG	18,951	1,135
	$ 1,430		Imtech NV	5,210	134
Distribution & Wholesale - 1.60%			NCC AB	8,609	128
DCC PLC	4,698	106	Obrascon Huarte Lain SA	3,808	85
D'ieteren SA	141	60	SHO-BOND Holdings Co Ltd	3,500	70
Inchcape PLC (a)	17,482	64	Tecnicas Reunidas SA	1,349	61
Marubeni Corp	266,723	1,367	Vinci SA	36,359	1,510
Mitsubishi Corp	102,011	2,111	YIT OYJ	3,871	69
Sumitomo Corp	187,069	1,868		$ 4,275
	$ 5,576		Food - 4.24%
Diversified Financial Services - 0.53%			Aryzta AG	1,473	57
Azimut Holding SpA	9,636	80	China Yurun Food Group Ltd	59,000	186
Challenger Financial Services Group Ltd	25,542	74	Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,311	300
Chinatrust Financial Holding Co Ltd	662,000	362	ADR
Close Brothers Group PLC	7,034	72	CSM	34,829	1,034
Fubon Financial Holding Co Ltd (a)	252,000	280	Danisco A/S	1,621	109
IG Group Holdings PLC	15,828	99	Delhaize Group SA	24,960	1,811
International Personal Finance PLC	14,373	41	Ebro Puleva SA	8,028	136
Kenedix Inc (a)	340	56	Fuji Oil Co Ltd	5,000	74
KGI Securities Co Ltd (c)	12,603	98	Jeronimo Martins SGPS SA	85,126	780
Shinhan Financial Group Co Ltd	12,210	449	Koninklijke Ahold NV	148,624	1,839
Tullett Prebon PLC	16,116	76	Marine Harvest ASA	1,419,000	937
Woori Finance Holdings Co Ltd	12,910	152	Metro AG	20,345	1,039
	$ 1,839		Morinaga Milk Industry Co Ltd	15,000	58
Electric - 1.79%			Nestle SA	114,454	5,519
Atco Ltd	2,800	125	Nippon Suisan Kaisha Ltd	20,000	64
Chubu Electric Power Co Inc	44,200	1,097	Nutreco Holding NV	1,793	96
Empresa Nacional de Electricidad SA/Chile	238,981	368	Shoprite Holdings Ltd	36,497	392
Enel SpA	371,123	1,571	Tiger Brands Ltd	77	2
International Power PLC	204,669	914	Uni-President Enterprises Corp	287,988	316
Iride SpA	24,695	37	Viscofan SA	2,909	78
Okinawa Electric Power Co Inc/The	600	31		$ 14,827
Reliance Infrastructure Ltd	11,805	302	Food Service - 0.49%
RusHydro ADR(a)	31,268	150	Compass Group PLC	225,569	1,716
RWE AG	9,842	645
Tenaga Nasional BHD	135,900	352	Forest Products & Paper - 0.92%
Terna Rete Elettrica Nazionale SpA	181,518	653	Billerud AB	10,754	65
			Fibria Celulose SA ADR(a)	19,530	289
	$ 6,245
Electrical Components & Equipment - 1.11%			Holmen AB	3,250	77
Bekaert SA	558	93	Lee & Man Paper Manufacturing Ltd	344,000	253
Fujikura Ltd	29,000	126	Mondi PLC	14,924	85
			Sino-Forest Corp (a)	38,700	550
Furukawa Electric Co Ltd	278,000	1,213
			Suzano Papel e Celulose SA	19,700	166

See accompanying notes.

120

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Investment Companies - 0.04%
Svenska Cellulosa AB	145,805 $	1,715	Kinnevik Investment AB	9,472 $	152
	$ 3,200
Gas - 0.57%			Iron & Steel - 1.44%
Canadian Utilities Ltd	13,800	588	Cia Siderurgica Nacional SA ADR	22,358	329
Tokyo Gas Co Ltd	311,417	1,422	Evraz Group SA (a)	7,600	177
	$ 2,010		Ferrexpo PLC	13,784	51
Hand & Machine Tools - 0.79%			JFE Holdings Inc	56,100	1,736
Disco Corp	13,969	884	Kobe Steel Ltd	377,000	718
Fuji Electric Holdings Co Ltd	385,000	1,108	Mechel ADR	10,316	187
			Mount Gibson Iron Ltd (a)	65,407	83
Schindler Holding AG	9,087	766
	$ 2,758		OneSteel Ltd	219,501	543
Healthcare - Products - 0.36%			POSCO ADR	8,058	760
Coloplast A/S	10,253	1,018	Shougang Concord International Enterprises Co	1,914,000	269
DiaSorin SpA	1,768	65	Ltd (a)
Nihon Kohden Corp	4,200	78	Ternium SA ADR	5,509	181
SSL International PLC	8,146	98		$ 5,034
	$ 1,259		Lodging - 0.12%
Healthcare - Services - 0.03%			Genting Bhd	104,600	229
Ramsay Health Care Ltd	8,940	105	Millennium & Copthorne Hotels PLC	7,973	48
			SJM Holdings Ltd	186,000	156
Holding Companies - Diversified - 1.77%				$ 433
GS Holdings	10,380	323	Machinery - Construction & Mining - 0.02%
Hutchison Whampoa Ltd	241,000	1,483	Danieli & C. Officine Meccaniche SpA	4,147	75
Imperial Holdings Ltd	22,853	254
KOC Holding AS	129,267	437	Machinery - Diversified - 1.37%
LG Corp	6,123	328	Kone OYJ	37,185	1,481
Noble Group Ltd	1,456,127	1,760	Metso OYJ	43,458	1,393
Shanghai Industrial Holdings Ltd	63,000	249	Sumitomo Heavy Industries Ltd	178,000	1,044
Wharf Holdings Ltd	285,000	1,381	Weir Group PLC/The	56,795	873
	$ 6,215			$ 4,791
Home Builders - 0.34%			Media - 1.30%
Daiwa House Industry Co Ltd	97,000	873	Gestevision Telecinco SA	5,330	47
			ITV PLC (a)	1,291,562	965
MRV Engenharia e Participacoes SA	35,671	252
Persimmon PLC (a)	15,873	82	Mediaset SpA	104,362	594
	$ 1,207		Metropole Television SA	3,174	64
Home Furnishings - 1.10%			Pearson PLC	108,004	1,421
Arcelik AS	61,851	260	Quebecor Inc	2,000	61
Electrolux AB	88,589	2,025	Societe Television Francaise 1	7,677	100
			Ten Network Holdings Ltd (a)	42,351	57
Indesit Co SpA	7,087	80
Noritz Corp	2,700	44	TV Asahi Corp	36	52
Pioneer Corp	18,700	62	WPP PLC	127,202	1,198
SEB SA	1,231	80		$ 4,559
Sony Corp	49,000	1,307	Metal Fabrication & Hardware - 0.56%
	$ 3,858		Hanwa Co Ltd	18,000	71
Insurance - 4.29%			JFE Shoji Holdings Inc	15,000	59
Allianz SE	20,397	2,013	SKF AB	44,711	802
Amlin PLC	128,814	741	Vallourec SA	5,907	1,018
Aviva PLC	262,988	1,222		$ 1,950
China Life Insurance Co Ltd	79,000	345	Mining - 4.91%
Hannover Rueckversicherung AG	25,448	1,091	Alamos Gold Inc	8,400	129
			Anglo American PLC (a)	64,728	2,255
Helvetia Holding AG	336	88
			Anglo Platinum Ltd (a)	187	18
Hyundai Marine & Fire Insurance Co Ltd	9,740	193
ING Groep NV (a)	190,908	1,413	Antofagasta PLC	21,270	247
Lancashire Holdings Ltd	11,043	82	BHP Billiton Ltd	125,253	3,897
Ping An Insurance Group Co of China Ltd (b)	90,500	748	Boliden AB	4,322	48
Powszechny Zaklad Ubezpieczen SA (a)	1,051	109	Grupo Mexico SAB de CV	174,400	414
Sampo OYJ	86,780	1,830	IAMGOLD Corp	72,825	1,284
Sanlam Ltd	135,452	402	Impala Platinum Holdings Ltd	23,822	554
SCOR SE	3,938	75	KGHM Polska Miedz SA	12,520	324
Sony Financial Holdings Inc	301	1,004	Korea Zinc Co Ltd	1,450	256
			Medusa Mining Ltd (a)	14,689	48
Tokio Marine Holdings Inc	52,800	1,388
Zurich Financial Services	10,364	2,284	MMC Norilsk Nickel ADR	25,487	368
	$ 15,028		Orica Ltd	49,089	1,033
			Red Back Mining Inc (a)	7,565	191
Internet - 0.18%
Atea ASA	8,800	51	Rio Tinto Ltd	71,814	3,949
			SEMAFO Inc (a)	16,200	122
Rightmove PLC	9,013	85
Tencent Holdings Ltd	32,000	530	Sesa Goa Ltd	19,188	144
	$ 666		Sterlite Industries India Ltd ADR	8,970	128
			Tek Cominco Limited	56,442	1,669

See accompanying notes.

121

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Real Estate (continued)
Zijin Mining Group Co Ltd	208,000 $	155	Cheung Kong Holdings Ltd	106,000 $	1,223
	$ 17,233		Cyrela Brazil Realty SA Empreendimentos e	24,492	267
Miscellaneous Manufacturing - 1.83%			Participacoes
Aalberts Industries NV	5,203	67	Daito Trust Construction Co Ltd	13,100	742
Ansell Ltd	10,319	113	Great Eagle Holdings Ltd	28,000	71
Cookson Group PLC (a)	122,910	707	Henderson Land Development Co Ltd - Warrants	34,400	6
			(a)
FUJIFILM Holdings Corp	33,100	956
Largan Precision Co Ltd	13,000	207	Hongkong Land Holdings Ltd	221,000	1,092
Melrose PLC	17,460	54	Huaku Development Co Ltd	52,000	128
Siemens AG	38,981	3,494	Keppel Land Ltd	267,000	737
Tomkins PLC	245,621	825	Lend Lease Group	112,356	684
	$ 6,423		Midland Holdings Ltd	70,000	57
			PSP Swiss Property AG (a)	1,672	100
Office & Business Equipment - 0.51%
Canon Inc	47,600	1,774	Rossi Residencial SA	15,111	109
			Shimao Property Holdings Ltd	142,500	221
Oil & Gas - 6.79%			Sun Hung Kai Properties Ltd	96,000	1,313
Alliance Oil Co Ltd (a)	4,235	47	Swiss Prime Site AG (a)	2,239	136
Bankers Petroleum Ltd (a)	18,800	124	Wihlborgs Fastigheter AB	3,577	68
Baytex Energy Trust	5,800	173		$ 9,043
BG Group PLC	141,966	2,111	REITS - 0.47%
BP PLC	312,634	1,497	CapitaMall Trust	407,000	530
Cenovus Energy, Inc	57,958	1,492	Dundee Real Estate Investment Trust	2,600	60
China Petroleum & Chemical Corp	368,000	297	Japan Retail Fund Investment Corp	187	228
CNOOC Ltd	561,000	954	Kenedix Realty Investment Corp	36	100
EnCana Corp	60,758	1,840	Klepierre	23,307	644
EnQuest PLC (a)	1	—	United Urban Investment Corp	9	54
Gazprom OAO ADR	35,108	661		$ 1,616
JX Holdings Inc (a)	240,750	1,190	Retail - 3.31%
Lukoil OAO ADR	9,649	497	Aeon Co Ltd	172,330	1,823
Petrobank Energy & Resources Ltd (a)	37,476	1,318	Alimentation Couche Tard Inc	6,700	113
PetroChina Co Ltd	731,199	809	Cie Financiere Richemont SA	39,482	1,379
Petroleo Brasileiro SA ADR	43,898	1,507	Don Quijote Co Ltd	2,400	64
Petrominerales Ltd	3,000	70	Dufry Group (a)	1,014	76
PTT Public Company Limited (b)	33,300	250	EDION Corp	9,600	73
Reliance Industries Ltd (c)	11,991	560	GOME Electrical Appliances Holdings Ltd (a)	442,000	133
Rosneft Oil Co	45,335	276	Grupo Comercial Chedraui SA de CV (a)	50,958	133
Royal Dutch Shell PLC - A Shares	66,132	1,669	Halfords Group PLC	11,109	81
Royal Dutch Shell PLC - B Shares	79,868	1,930	J Front Retailing Co Ltd	118,000	568
SK Energy Co Ltd	2,509	223	JB Hi-Fi Ltd	9,110	145
Statoil ASA	121,864	2,348	K's Holdings Corp	28,340	580
Total SA	43,751	1,953	Lojas Renner SA	14,100	386
	$ 23,796		Lotte Shopping Co Ltd	1,206	346
Oil & Gas Services - 1.51%			Massmart Holdings Ltd	21,826	335
Acergy SA	76,041	1,126	PPR	9,047	1,124
Petrofac Ltd	68,504	1,205	President Chain Store Corp	42,000	124
Saipem SpA	46,602	1,419	PT Astra International Tbk	155,500	822
Subsea 7 Inc (a)	5,134	77	Swatch Group AG/The	4,646	1,310
Technip SA	24,403	1,400	Wal-Mart de Mexico SAB de CV	241,000	534
TGS Nopec Geophysical Co ASA	6,642	77	WH Smith PLC	16,193	99
	$ 5,304		Woolworths Holdings Ltd/South Africa	147,056	457
Packaging & Containers - 0.02%			Yamada Denki Co Ltd	13,420	877
Rengo Co Ltd	13,000	82		$ 11,582
			Semiconductors - 1.50%
Pharmaceuticals - 5.96%			Aixtron AG	4,037	96
AstraZeneca PLC	80,723	3,806	ASM International NV (a)	3,062	60
China Shineway Pharmaceutical Group Ltd	81,000	246	ASML Holding NV	34,270	943
Chugai Pharmaceutical Co Ltd	43,200	769	Chipbond Technology Corp (a)	163,000	240
Dr Reddys Laboratories Ltd	10,623	332	Hynix Semiconductor Inc (a)	11,960	242
GlaxoSmithKline PLC	69,622	1,182	Novatek Microelectronics Corp Ltd	123,000	330
Kobayashi Pharmaceutical Co Ltd	1,800	76	Powertech Technology Inc	115,000	319
Novartis AG	73,605	3,567	Samsung Electronics Co Ltd	2,655	1,665
Novo Nordisk A/S	29,617	2,393	Taiwan Semiconductor Manufacturing Co Ltd	372,140	696
Roche Holding AG	27,453	3,779	Tokyo Electron Ltd	12,500	673
Sanofi-Aventis SA	43,379	2,613		$ 5,264
Shire PLC	93,360	1,915	Shipbuilding - 0.07%
Stada Arzneimittel AG	4,787	158	Hyundai Heavy Industries Co Ltd	1,242	236
United Laboratories Ltd/The	44,000	60
	$ 20,896		Software - 0.51%
Real Estate - 2.58%			Autonomy Corp PLC (a)	36,931	1,007
Arnest One Corp	7,692	78	Micro Focus International PLC	13,223	83
Brookfield Asset Management Inc	88,958	2,011	Temenos Group AG (a)	20,801	501

See accompanying notes.

122

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Totvs SA	2,500 $	183	REPURCHASE AGREEMENTS - 1.23%	(000's)	Value (000's)
	$ 1,774		Banks - 1.23%
Telecommunications - 7.44%			Investment in Joint Trading Account; Bank of	$ 1,660	$ 1,660
America Movil SAB de CV ADR	29,740	1,413	America Repurchase Agreement; 0.02%
BT Group PLC	774,638	1,495	dated 06/30/10 maturing 07/01/10
China Mobile Ltd	173,285	1,722	(collateralized by Sovereign Agency Issues
Eutelsat Communications	27,705	927	and US Treasury Note; $1,693,624; 0.00% -
Hitachi Kokusai Electric Inc	7,000	56	4.75%; dated 05/15/14 - 07/15/17)
Koninklijke KPN NV	134,897	1,720	Investment in Joint Trading Account; Credit Suisse	696	696
KT Corp	9,160	338	Repurchase Agreement; 0.01% dated
Manitoba Telecom Services Inc	3,000	76	06/30/10 maturing 07/01/10 (collateralized by
Mobile Telesystems OJSC ADR	13,535	259	US Treasury Note; $709,581; 1.38%; dated
Nippon Telegraph & Telephone Corp	31,000	1,263	01/15/13)
NTT DoCoMo Inc	1,514	2,293	Investment in Joint Trading Account; Deutsche	410	410
Portugal Telecom SGPS SA	88,778	887	Bank Repurchase Agreement; 0.03% dated
Rogers Communications - Class B	60,900	1,990	06/30/10 maturing 07/01/10 (collateralized by
Softbank Corp	57,000	1,512	Sovereign Agency Issues; $418,386; 4.13% -
Taiwan Mobile Co Ltd	176,000	359	4.50%; dated 01/15/13 - 09/27/13)
Telefonaktiebolaget LM Ericsson	197,697	2,193	Investment in Joint Trading Account; Morgan	1,549	1,549
Telefonica SA	45,945	851	Stanley Repurchase Agreement; 0.02% dated
Telenet Group Holding NV (a)	36,946	969	06/30/10 maturing 07/01/10 (collateralized by
Telenor ASA	150,800	1,900	Sovereign Agency Issues; $1,579,823; 0.00%
TeliaSonera AB	179,939	1,156	- 2.50%; dated 07/12/10 - 04/29/14)
Telkom SA Ltd	34,595	170			$ 4,315
Vivo Participacoes SA ADR	13,940	361	TOTAL REPURCHASE AGREEMENTS		$ 4,315
Vodacom Group Ltd	34,653	263	Total Investments		$ 349,223
Vodafone Group PLC	939,756	1,936	Other Assets in Excess of Liabilities, Net -
	$ 26,109		0.33%		$ 1,162
Transportation - 0.19%			TOTAL NET ASSETS - 100.00%		$ 350,385
Construcciones y Auxiliar de Ferrocarriles SA	154	63
Koninklijke Vopak NV	3,924	144
Pacific Basin Shipping Ltd	124,000	77	(a) Non-Income Producing Security
Seino Holdings Corp	14,000	96	(b)	Market value is determined in accordance with procedures established in
Sincere Navigation	182,000	211	good faith by the Board of Directors. At the end of the period, the value of
Stagecoach Group PLC	30,021	79	these securities totaled $1,202 or 0.34% of net assets.
	$ 670		(c)	Security exempt from registration under Rule 144A of the Securities Act of
Water - 0.53%			1933. These securities may be resold in transactions exempt from
Pennon Group PLC	13,453	111	registration, normally to qualified institutional buyers. Unless otherwise
Severn Trent PLC	38,282	702	indicated, these securities are not considered illiquid. At the end of the
United Utilities Group PLC	134,522	1,053	period, the value of these securities totaled $658 or 0.19% of net assets.
	$ 1,866
TOTAL COMMON STOCKS	$ 338,267
PREFERRED STOCKS - 1.90%	Shares Held Value (000's)		Unrealized Appreciation (Depreciation)
Apparel - 0.02%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Hugo Boss AG	1,212	47	cost of investments held as of the period end were as follows:

Banks - 0.42%			Unrealized Appreciation		$ 26,409
Banco Bradesco SA	45,699	719	Unrealized Depreciation		(37,638)
Itau Unibanco Holding SA	41,915	756	Net Unrealized Appreciation (Depreciation)		$ (11,229)
	$ 1,475		Cost for federal income tax purposes		$ 360,452
Consumer Products - 0.60%			All dollar amounts are shown in thousands (000's)
Henkel AG & Co KGaA	43,250	2,109

Electric - 0.07%
Eletropaulo Metropolitana Eletricidade de Sao	12,472	250
Paulo SA

Investment Companies - 0.00%
Lereko Mobility Pty Ltd (a)	1,113	6

Media - 0.33%
ProSiebenSat.1 Media AG	78,475	1,157

Mining - 0.46%
Vale SA	75,448	1,597

TOTAL PREFERRED STOCKS	$ 6,641

See accompanying notes.

123

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	18.10%
United Kingdom	13.92%
Canada	6.67%
Germany	6.65%
Switzerland	6.65%
France	5.54%
Netherlands	4.38%
Hong Kong	4.32%
Australia	4.12%
Sweden	2.88%
Brazil	2.46%
Korea, Republic Of	2.33%
Norway	2.10%
China	1.95%
Singapore	1.63%
Taiwan, Province Of China	1.59%
Denmark	1.54%
Finland	1.36%
Italy	1.32%
United States	1.29%
India	1.21%
South Africa	1.09%
Belgium	1.06%
Mexico	0.91%
Russian Federation	0.88%
Spain	0.65%
Ireland	0.58%
Indonesia	0.47%
Portugal	0.47%
Turkey	0.46%
Malaysia	0.36%
Thailand	0.28%
Poland	0.18%
Chile	0.11%
Luxembourg	0 .10%
Czech Republic	0.04%
Bermuda	0.02%
Other Assets in Excess of Liabilities, Net	0.33%
TOTAL NET ASSETS	100.00%

See accompanying notes.

124

Schedule of Investments
Equity Income Account
June 30, 2010 (unaudited)

COMMON STOCKS - 95.98%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.60%			Healthcare - Products (continued)
Raytheon Co	55,400 $	2,681	Medtronic Inc	41,600 $	1,509
				$ 7,429
Apparel - 1.15%			Insurance - 7.83%
VF Corp	71,500	5,089	ACE Ltd	249,900	12,865
			Allianz SE ADR	208,022	2,047
Automobile Manufacturers - 0.42%			Allstate Corp/The	170,744	4,905
PACCAR Inc	47,068	1,877	Chubb Corp	95,800	4,791
			Fidelity National Financial Inc	325,577	4,229
Automobile Parts & Equipment - 0.45%			MetLife Inc	114,700	4,331
Johnson Controls Inc	74,200	1,994	Validus Holdings Ltd	65,100	1,590
				$ 34,758
Banks - 5.82%			Machinery - Diversified - 1.45%
Banco Santander SA ADR	467,300	4,907	Deere & Co	115,700	6,442
Bank of New York Mellon Corp/The	294,375	7,268
Bank of Nova Scotia	108,856	5,009	Media - 1.25%
JP Morgan Chase & Co	6,500	238	Walt Disney Co/The	78,262	2,465
Northern Trust Corp	124,000	5,791	Yellow Pages Income Fund	555,238	3,109
US Bancorp	118,600	2,651		$ 5,574
	$ 25,864		Mining - 0.69%
Beverages - 0.57%			BHP Billiton Ltd ADR	49,600	3,075
Coca-Cola Co/The	34,400	1,724
Molson Coors Brewing Co	19,100	809	Miscellaneous Manufacturing - 4.14%
	$ 2,533		3M Co	49,300	3,894
Chemicals - 1.07%			Honeywell International Inc	65,900	2,572
Air Products & Chemicals Inc	31,700	2,055	Parker Hannifin Corp	107,200	5,945
EI du Pont de Nemours & Co	77,800	2,691	Siemens AG ADR	66,800	5,981
	$ 4,746			$ 18,392
Commercial Services - 0.59%			Oil & Gas - 9.09%
Automatic Data Processing Inc	64,600	2,601	Chevron Corp	127,284	8,637
			Enerplus Resources Fund	206,419	4,452
Consumer Products - 0.71%			Exxon Mobil Corp	109,900	6,272
Clorox Co	30,300	1,884	Marathon Oil Corp	200,800	6,243
Kimberly-Clark Corp	21,000	1,273	Penn West Energy Trust	248,000	4,717
	$ 3,157		Total SA ADR	187,670	8,378
Distribution & Wholesale - 2.00%			Valero Energy Corp	94,600	1,701
Genuine Parts Co	225,028	8,877		$ 40,400
			Pharmaceuticals - 9.32%
Diversified Financial Services - 3.39%			Abbott Laboratories	197,400	9,234
AllianceBernstein Holding LP	249,760	6,454	Bristol-Myers Squibb Co	206,077	5,140
Federated Investors Inc	201,303	4,169	Mead Johnson Nutrition Co	102,684	5,147
NYSE Euronext	160,039	4,422	Merck & Co Inc	233,149	8,153
	$ 15,045		Novartis AG ADR	132,596	6,407
Electric - 5.43%			Pfizer Inc	160,209	2,285
NextEra Energy Inc	188,900	9,211	Teva Pharmaceutical Industries Ltd ADR	96,500	5,017
Progress Energy Inc	180,026	7,061		$ 41,383
Wisconsin Energy Corp	18,800	954	Pipelines - 3.04%
Xcel Energy Inc	335,000	6,904	Enterprise Products Partners LP	178,261	6,305
	$ 24,130		Kinder Morgan Energy Partners LP	58,114	3,781
Electrical Components & Equipment - 1.43%			Spectra Energy Corp	171,349	3,439
Emerson Electric Co	145,590	6,361		$ 13,525
			REITS - 5.05%
Entertainment - 0.51%			Annaly Capital Management Inc	534,600	9,168
OPAP SA ADR	338,600	2,255	Chimera Investment Corp	1,133,683	4,093
			HCP Inc	119,406	3,851
Environmental Control - 0.41%			Health Care REIT Inc	95,100	4,005
Waste Management Inc	58,600	1,834	Kimco Realty Corp	99,363	1,335
				$ 22,452
Food - 3.21%			Retail - 4.61%
General Mills Inc	59,200	2,103	Costco Wholesale Corp	37,800	2,073
Kraft Foods Inc	260,176	7,285	CVS Caremark Corp	9,000	264
Kroger Co/The	54,300	1,069	McDonald's Corp	143,000	9,419
Sysco Corp	134,100	3,831	Wal-Mart Stores Inc	181,600	8,729
	$ 14,288			$ 20,485
Gas - 1.83%			Savings & Loans - 1.35%
Sempra Energy	173,700	8,127	Hudson City Bancorp Inc	490,900	6,009

Healthcare - Products - 1.67%			Semiconductors - 4.70%
Becton Dickinson and Co	14,800	1,001	Applied Materials Inc	133,100	1,600
Johnson & Johnson	83,300	4,919	Intel Corp	514,300	10,003
			Maxim Integrated Products Inc	48,300	808

See accompanying notes.

125

Schedule of Investments Equity Income Account June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Microchip Technology Inc	148,600 $	4,122	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Taiwan Semiconductor Manufacturing Co Ltd	444,650	4,340	Banks (continued)
ADR			Investment in Joint Trading Account; Credit Suisse $	1,289	$ 1,289
		$ 20,873	Repurchase Agreement; 0.01% dated
Software - 1.72%			06/30/10 maturing 07/01/10 (collateralized by
Microsoft Corp	332,900	7,660	US Treasury Note; $1,315,043; 1.38%; dated
			01/15/13)
Telecommunications - 5.50%			Investment in Joint Trading Account; Deutsche	760	760
AT&T Inc	218,600	5,288	Bank Repurchase Agreement; 0.03% dated
BCE Inc	171,000	5,005	06/30/10 maturing 07/01/10 (collateralized by
CenturyLink Inc	30,300	1,009	Sovereign Agency Issues; $775,380; 4.13% -
Nippon Telegraph & Telephone Corp ADR	47,800	972	4.50%; dated 01/15/13 - 09/27/13)
Qwest Communications International Inc	208,500	1,095	Investment in Joint Trading Account; Morgan	2,870	2,871
Telefonica SA ADR	25,700	1,427	Stanley Repurchase Agreement; 0.02% dated
Verizon Communications Inc	184,800	5,178	06/30/10 maturing 07/01/10 (collateralized by
Vodafone Group PLC ADR	215,300	4,450	Sovereign Agency Issues; $2,927,830; 0.00%
		$ 24,424	- 2.50%; dated 07/12/10 - 04/29/14)
Toys, Games & Hobbies - 1.84%					$ 7,997
Mattel Inc	385,331	8,154	TOTAL REPURCHASE AGREEMENTS		$ 7,997
			Total Investments		$ 439,992
Transportation - 3.14%			Other Assets in Excess of Liabilities, Net -
Norfolk Southern Corp	98,600	5,231	0.97%		$ 4,318
Union Pacific Corp	125,500	8,723	TOTAL NET ASSETS - 100.00%		$ 444,310
		$ 13,954
TOTAL COMMON STOCKS		$ 426,448
PREFERRED STOCKS - 0.98%	Shares Held Value (000's)		(a) This entity was put into conservatorship by the US Government in 2008.
			See Notes to Financial Statements for additional information.
Banks - 0.37%
National City Capital Trust II	43,900	1,020
National City Capital Trust III	28,200	642
		$ 1,662	Unrealized Appreciation (Depreciation)
Diversified Financial Services - 0.14%			The net federal income tax unrealized appreciation (depreciation) and federal tax
National City Capital Trust IV	24,700	623	cost of investments held as of the period end were as follows:

REITS - 0.47%			Unrealized Appreciation		$ 43,000
Public Storage Inc 6.63%; Series M	66,200	1,613	Unrealized Depreciation		(36,745)
Public Storage Inc 7.25%; Series K	18,700	474	Net Unrealized Appreciation (Depreciation)		$ 6,255
		$ 2,087	Cost for federal income tax purposes		$ 433,737
TOTAL PREFERRED STOCKS		$ 4,372	All dollar amounts are shown in thousands (000's)
	Principal
	Amount		Portfolio Summary (unaudited)
BONDS - 0.26%	(000's)	Value (000's)	Sector		Percent
Healthcare - Services - 0.11%			Financial		26.22%
Aetna Inc			Consumer, Non-cyclical		16.18%
7.88%, 3/1/2011	$ 450	$ 468	Energy		12.13%
			Industrial		11.17%
Telecommunications - 0.15%			Consumer, Cyclical		10.98%
Telus Corp			Utilities		7.26%
8.00%, 6/1/2011	634	672	Communications		6.90%
			Technology		6.42%
TOTAL BONDS		$ 1,140	Basic Materials		1.76%
	Principal		Mortgage Securities		0.01%
U.S. GOVERNMENT & GOVERNMENT	Amount		Other Assets in Excess of Liabilities, Net		0.97%
AGENCY OBLIGATIONS - 0.01%	(000's)	Value (000's)	TOTAL NET ASSETS		100.00%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
6.50%, 9/1/2030(a)	$ 23	$ 26
7.00%, 9/1/2030(a)	8	9
		$ 35
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 35
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.80%	(000's)	Value (000's)
Banks - 1.80%
Investment in Joint Trading Account; Bank of	$ 3,077	$ 3,077
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $3,138,734; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)

See accompanying notes.

126

     Schedule of Investments Government & High Quality Bond Account June 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS - 19.79%	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's) Value (000's)
Banks - 0.85%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Goldman Sachs Group Inc/The			5.00%, 7/1/2035(c)	$ 249 $	264
3.25%, 6/15/2012	$ 2,000	$ 2,094	5.00%, 10/1/2035(c)	549	583
			5.00%, 6/1/2039(c)	854	905
Finance - Mortgage Loan/Banker - 7.63%			5.50%, 4/1/2018(c)	366	397
Fannie Mae			5.50%, 2/1/2024(c)	26	29
5.00%, 5/11/2017	4,200	4,792	5.50%, 3/1/2024(c)	45	49
6.63%, 11/15/2030	550	715	5.50%, 3/1/2033(c)	1,546	1,669
Federal Home Loan Banks			5.50%, 4/1/2038(c)	364	391
5.38%, 5/18/2016	9,500	11,083	5.50%, 5/1/2038(c)	822	883
Freddie Mac			6.00%, 7/1/2017(c)	126	137
5.75%, 6/27/2016	1,900	2,163	6.00%, 12/1/2023(c)	37	40
		$ 18,753	6.00%, 1/1/2026(c)	21	23
Home Equity Asset Backed Securities - 0.35%			6.00%, 12/1/2031(c)	140	154
Asset Backed Securities Corp Home Equity			6.00%, 9/1/2034(c)	507	556
0.45%, 7/25/2036(a)	921	870	6.00%, 2/1/2035(c)	363	398
			6.00%, 8/1/2036(c)	1,512	1,645
Mortgage Backed Securities - 9.81%			6.00%, 10/1/2036(a),(c)	630	686
Banc of America Funding Corp			6.00%, 3/1/2037(c)	603	655
0.43%, 7/20/2036(a)	467	458	6.00%, 1/1/2038(a),(c)	246	267
Fannie Mae			6.00%, 1/1/2038(c)	856	930
0.65%, 10/25/2018(a)	390	388	6.00%, 1/1/2038(c)	2,236	2,431
5.00%, 8/25/2026	604	615	6.00%, 4/1/2038(c)	618	671
6.50%, 2/25/2047	1,735	1,920	6.00%, 6/1/2038(c)	1,525	1,657
Fannie Mae Grantor Trust			6.50%, 6/1/2017(c)	249	271
0.70%, 5/25/2035(a)	877	823	6.50%, 6/1/2018(c)	20	22
Fannie Mae Whole Loan			6.50%, 8/1/2021(c)	22	24
0.50%, 5/25/2035(a),(b)	828	814	6.50%, 4/1/2024(c)	30	33
Federal Home Loan Banks			6.50%, 4/1/2026(c)	21	24
5.46%, 11/27/2015	1,567	1,725	6.50%, 5/1/2026(c)	23	26
Freddie Mac			6.50%, 5/1/2026(c)	18	20
0.65%, 6/15/2018(a)	1,585	1,578	6.50%, 12/1/2027(c)	26	29
0.75%, 7/15/2023(a)	2,017	2,015	6.50%, 1/1/2028(c)	18	20
4.00%, 9/15/2018	1,527	1,592	6.50%, 3/1/2028(c)	19	22
4.50%, 7/15/2017	4,800	4,949	6.50%, 9/1/2028(c)	29	32
4.50%, 11/15/2017	585	606	6.50%, 9/1/2028(c)	18	20
4.50%, 3/15/2018	781	808	6.50%, 10/1/2028(c)	111	123
5.00%, 3/15/2018	914	950	6.50%, 11/1/2028(c)	27	30
5.50%, 9/15/2031(a)	1,075	1,134	6.50%, 12/1/2028(c)	59	66
Ginnie Mae			6.50%, 7/1/2031(c)	101	112
3.89%, 7/16/2026	1,007	1,035	6.50%, 8/1/2031(c)	19	21
4.26%, 2/16/2032	1,664	1,746	6.50%, 10/1/2031(c)	35	39
5.08%, 1/16/2030(a)	913	961	6.50%, 12/1/2031(c)	115	128
		$ 24,117	6.50%, 2/1/2032(c)	118	131
			6.50%, 5/1/2032(c)	255	283
Other Asset Backed Securities - 1.00%
			6.50%, 8/1/2032(c)	215	239
Chase Funding Mortgage Loan Asset-Backed
			6.50%, 4/1/2035(c)	52	57
Certificates
0.81%, 12/25/2033(a)	165	141	6.50%, 12/1/2037(c)	310	340
			7.00%, 9/1/2023(c)	31	35
Saxon Asset Securities Trust
0.51%, 3/25/2036(a)	2,534	2,311	7.00%, 12/1/2023(c)	17	19
			7.00%, 1/1/2024(c)	20	22
		$ 2,452
			7.00%, 9/1/2027(c)	24	27
Student Loan Asset Backed Securities - 0.15%			7.00%, 2/1/2028(c)	10	11
SLM Student Loan Trust
0.73%, 9/17/2018(a)	365	365	7.00%, 4/1/2028(c)	104	118
			7.00%, 5/1/2028(c)	15	18
			7.00%, 8/1/2028(c)	33	38
TOTAL BONDS		$ 48,651	7.00%, 10/1/2031(c)	46	53
	Principal		7.50%, 10/1/2030(c)	51	59
U.S. GOVERNMENT & GOVERNMENT	Amount		7.50%, 2/1/2031(c)	18	21
AGENCY OBLIGATIONS - 76.14%	(000's)	Value (000's)	7.50%, 2/1/2031(c)	53	61
Federal Home Loan Mortgage Corporation (FHLMC) - 11.02%			8.00%, 10/1/2030(c)	70	81
2.78%, 9/1/2032(a),(c)	$ 51	$ 52
3.25%, 9/1/2033(a),(c)	5	5		$ 27,088
3.73%, 2/1/2034(a),(c)	197	204	Federal National Mortgage Association (FNMA) - 26.36%
			2.76%, 7/1/2034(a),(c)	181	189
5.00%, 10/1/2025(c)	2,007	2,130

5.00%, 2/1/2033(c)	1,366	1,453	2.85%, 12/1/2032 (a),(c)	119	125
			4.00%, 12/1/2024(c)	7,243	7,541
5.00%, 6/1/2033(c)	2,604	2,768

5.00%, 6/1/2033(c)	1,069	1,136	4.50%, 12/1/2019 (c)	328	349

5.00%, 12/1/2034(c)	295	313	4.50%, 1/1/2020 (c)	1,119	1,194

5.00%, 5/1/2035(c)	561	595	5.00%, 1/1/2018 (c)	1,080	1,162
			5.00%, 11/1/2018(c)	600	646
5.00%, 7/1/2035(c)	318	337

See accompanying notes.

127

Schedule of Investments
Government & High Quality Bond Account
June 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 5/1/2034(c)	$ 1,942	$ 2,064	7.50%, 4/1/2022(c)	$ 5	$ 6
5.00%, 4/1/2035(c)	547	580	7.50%, 7/1/2027(c)	3	3
5.00%, 4/1/2035(c)	1,192	1,265	7.50%, 5/1/2031(c)	110	125
5.00%, 7/1/2035(c)	1,514	1,607	8.00%, 6/1/2030(c)	8	9
5.00%, 7/1/2035(c)	78	82			$ 64,806
5.00%, 8/1/2035(c)	351	373	Government National Mortgage Association (GNMA) - 14.20%
5.00%, 7/1/2039(c)	9,994	10,590	5.00%, 9/15/2033	41	44
5.06%, 12/1/2033(a),(c)	655	697	5.00%, 2/15/2034	2,127	2,286
5.50%, 8/1/2017(c)	275	298	5.00%, 9/15/2039	23,326	24,913
5.50%, 1/1/2018(c)	517	560	5.50%, 11/15/2033	233	254
5.50%, 7/1/2019(c)	214	233	5.50%, 5/20/2035	1,066	1,159
5.50%, 8/1/2019(c)	57	62	5.50%, 11/15/2038	1,007	1,090
5.50%, 8/1/2019(c)	99	107	5.50%, 1/15/2039	1,308	1,415
5.50%, 8/1/2019(c)	114	124	5.50%, 1/15/2039	460	497
5.50%, 8/1/2019(c)	50	54	5.50%, 3/15/2039	1,081	1,170
5.50%, 8/1/2019(c)	64	69	6.00%, 5/20/2024	92	102
5.50%, 8/1/2019(c)	238	259	6.00%, 6/20/2024	34	38
5.50%, 9/1/2019(c)	271	294	6.00%, 6/20/2024	178	196
5.50%, 10/1/2019(c)	97	105	6.00%, 11/20/2025	41	45
5.50%, 5/1/2024(c)	144	156	6.00%, 2/20/2026	13	15
5.50%, 3/1/2033(c)	3,089	3,334	6.00%, 4/20/2026	30	33
5.50%, 6/1/2033(c)	410	442	6.00%, 5/20/2026	17	18
5.50%, 9/1/2033(c)	6,213	6,701	6.00%, 6/20/2026	18	19
5.50%, 9/1/2034(c)	2,474	2,665	6.00%, 6/20/2026	18	19
5.50%, 9/1/2035(c)	2,454	2,664	6.00%, 7/20/2026	14	16
5.50%, 8/1/2036(c)	673	724	6.00%, 9/20/2026	19	20
5.50%, 2/1/2037(c)	84	90	6.00%, 3/20/2027	98	108
5.50%, 6/1/2037(c)	733	788	6.00%, 1/20/2028	16	18
5.50%, 3/1/2038(c)	883	949	6.00%, 3/20/2028	15	17
5.50%, 3/1/2038(c)	1,952	2,098	6.00%, 6/20/2028	78	86
5.50%, 5/1/2038(c)	1,574	1,691	6.00%, 7/20/2028	52	57
5.50%, 6/1/2038(c)	747	803	6.00%, 3/20/2029	93	103
5.50%, 8/1/2038(c)	880	946	6.00%, 7/20/2029	99	110
5.50%, 9/1/2038(c)	1,965	2,112	6.50%, 12/20/2025	27	31
6.00%, 8/1/2016(c)	150	164	6.50%, 1/20/2026	48	54
6.00%, 6/1/2022(c)	160	177	6.50%, 2/20/2026	43	49
6.00%, 11/1/2023(c)	6	6	7.00%, 1/15/2024	16	18
6.00%, 3/1/2026(c)	10	11	7.00%, 12/15/2027	22	25
6.00%, 11/1/2028(c)	73	81	7.00%, 3/15/2028	182	207
6.00%, 12/1/2031(c)	109	120	7.00%, 5/15/2028	70	79
6.00%, 1/1/2033(c)	453	500	7.00%, 5/15/2031	37	42
6.00%, 9/1/2036(c)	824	897	7.00%, 9/15/2031	132	150
6.00%, 11/1/2037(c)	444	482	7.00%, 6/15/2032	367	417
6.00%, 12/1/2037(c)	191	207			$ 34,920
6.00%, 3/1/2038(c)	430	467
			U.S. Treasury - 24.56%
6.00%, 4/1/2038(c)	653	709
			1.13%, 6/15/2013	28,000	28,111
6.00%, 7/1/2038(c)	1,538	1,670
			1.50%, 10/31/2010	4,000	4,017
6.50%, 6/1/2016(c)	107	117
			2.13%, 11/30/2014	8,000	8,170
6.50%, 8/1/2017(c)	169	185
			3.13%, 5/15/2019	3,500	3,573
6.50%, 11/1/2023(c)	97	108
			4.13%, 5/15/2015	4,500	5,000
6.50%, 5/1/2024(c)	55	61
			4.50%, 8/15/2039	5,000	5,507
6.50%, 7/1/2025(c)	18	20
			5.25%, 11/15/2028	5,000	6,018
6.50%, 8/1/2025(c)	57	64
					$ 60,396
6.50%, 2/1/2026(c)	23	25
			TOTAL U.S. GOVERNMENT &
6.50%, 3/1/2026(c)	7	7
			GOVERNMENT AGENCY OBLIGATIONS		$ 187,210
6.50%, 5/1/2026(c)	25	28
6.50%, 6/1/2026(c)	10	11		Maturity
6.50%, 7/1/2028(c)	22	24		Amount
6.50%, 9/1/2028(c)	24	27	REPURCHASE AGREEMENTS - 4.24%	(000's)	Value (000's)
6.50%, 9/1/2031(c)	83	93	Banks - 4.24%
6.50%, 12/1/2036(c)	646	710	Investment in Joint Trading Account; Bank of	$ 4,010	$ 4,010
6.50%, 7/1/2037(c)	168	184	America Repurchase Agreement; 0.02%
6.50%, 7/1/2037(c)	238	261	dated 06/30/10 maturing 07/01/10
6.50%, 2/1/2038(c)	153	167	(collateralized by Sovereign Agency Issues
6.50%, 3/1/2038(c)	127	139	and US Treasury Note; $4,090,592; 0.00% -
7.00%, 1/1/2027(c)	10	11	4.75%; dated 05/15/14 - 07/15/17)
7.00%, 11/1/2027(c)	14	16
7.00%, 10/1/2029(c)	102	115
7.00%, 5/1/2031(c)	6	7
See accompanying notes.			128

Schedule of Investments Government & High Quality Bond Account June 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Credit Suisse $	1,680	$ 1,680
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $1,713,845; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	991	991
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $1,010,521; 4.13%
- 4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	3,741	3,741
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $3,815,729; 0.00%
- 2.50%; dated 07/12/10 - 04/29/14)
		$ 10,422
TOTAL REPURCHASE AGREEMENTS		$ 10,422
Total Investments		$ 246,283
Liabilities in Excess of Other Assets, Net -
(0.17)%		$ (418)
TOTAL NET ASSETS - 100.00%		$ 245,865

(a)	Variable Rate. Rate shown is in effect at June 30, 2010.
(b)	Security is Illiquid
(c)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 9,619
Unrealized Depreciation	(408)
Net Unrealized Appreciation (Depreciation)	$ 9,211
Cost for federal income tax purposes	$ 237,072
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	61.39%
Government	32.19%
Financial	5.09%
Asset Backed Securities	1.50%
Liabilities in Excess of Other Assets, Net	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

129

Schedule of Investments
Income Account
June 30, 2010 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Pipelines - 0.00%				Amount
Energy Maintenance Services Group LLC -	58 $	—	BONDS (continued)	(000's)	Value (000's)
Warrants (a),(b),(c)			Electric - 8.57%
			Exelon Generation Co LLC
TOTAL COMMON STOCKS		$ —	6.20%, 10/1/2017	$ 2,000	$ 2,273
	Principal		Metropolitan Edison Co
	Amount		4.95%, 3/15/2013	1,000	1,053
BONDS - 69.44%	(000's)	Value (000's)	Mirant Americas Generation LLC
Aerospace & Defense - 1.57%			8.50%, 10/1/2021	2,000	1,860
Boeing Co/The			Nisource Finance Corp
8.75%, 8/15/2021	$ 850	$ 1,171	5.25%, 9/15/2017	2,000	2,060
Lockheed Martin Corp			Ohio Edison Co
5.50%, 11/15/2039	2,000	2,134	5.45%, 5/1/2015	850	933
		$ 3,305	Oncor Electric Delivery Co LLC
Airlines - 0.91%			7.00%, 9/1/2022	1,750	2,110
Southwest Airlines Co 1994-A Pass Through Trust			Pacific Gas & Electric Co
9.15%, 7/1/2016	1,675	1,923	4.20%, 3/1/2011	1,900	1,939
			PacifiCorp
Automobile Manufacturers - 0.40%			4.95%, 8/15/2014	775	849
New Flyer Industries Canada ULC			5.25%, 6/15/2035	850	854
14.00%, 8/19/2020(a),(c),(d)	908	844	6.25%, 10/15/2037	500	587
			PPL Energy Supply LLC
Banks - 8.33%			5.70%, 10/15/2035	2,000	2,180
Bank of America Corp			Southwestern Electric Power Co
5.42%, 3/15/2017	800	797	5.38%, 4/15/2015	1,275	1,371
8.00%, 12/29/2049(e)	1,000	966			$ 18,069
8.13%, 12/29/2049(e)	1,000	966	Entertainment - 1.67%
Bank One Corp			CCM Merger Inc
10.00%, 8/15/2010	325	328	8.00%, 8/1/2013(d)	1,675	1,533
Citigroup Inc			Peninsula Gaming LLC
6.50%, 1/18/2011	2,525	2,586	10.75%, 8/15/2017	2,000	1,990
Goldman Sachs Group Inc/The					$ 3,523
6.88%, 1/15/2011	2,100	2,153	Environmental Control - 1.59%
JP Morgan Chase & Co			Republic Services Inc
5.13%, 9/15/2014	850	907	5.00%, 3/1/2020(d)	2,000	2,074
7.90%, 4/29/2049(e)	2,000	2,062	Waste Management Inc
Morgan Stanley			7.38%, 8/1/2010	1,275	1,280
4.75%, 4/1/2014	850	851			$ 3,354
6.25%, 8/9/2026	850	836	Gas - 1.06%
Wells Fargo & Co			Sempra Energy
4.63%, 4/15/2014	1,900	2,016	6.00%, 10/15/2039	500	530
7.98%, 3/29/2049(e)	3,000	3,090	6.15%, 6/15/2018	1,500	1,712
		$ 17,558			$ 2,242
Beverages - 1.15%			Healthcare - Services - 3.27%
Anheuser-Busch InBev Worldwide Inc			Alliance HealthCare Services Inc
7.75%, 1/15/2019(d)	2,000	2,427	8.00%, 12/1/2016(d)	1,000	925
			HCA Inc
Chemicals - 0.99%			8.75%, 9/1/2010	331	333
Airgas Inc			HCA Inc/DE
4.50%, 9/15/2014	2,000	2,080	7.50%, 11/6/2033	250	214
			9.25%, 11/15/2016	1,000	1,060
Commercial Services - 0.86%			Healthsouth Corp
Ceridian Corp			10.75%, 6/15/2016	1,500	1,620
11.25%, 11/15/2015(e)	2,000	1,805	Tenet Healthcare Corp
			9.00%, 5/1/2015(d)	1,262	1,335
Diversified Financial Services - 3.45%			10.00%, 5/1/2018(d)	1,262	1,394
DVI Inc					$ 6,881
0.00%, 2/1/2004(a),(b),(c)	900	91	Insurance - 3.35%
0.00%, 2/1/2004(a),(b),(c)	400	37	Aspen Insurance Holdings Ltd
ERAC USA Finance LLC			6.00%, 8/15/2014	1,425	1,504
6.38%, 10/15/2017(d)	1,000	1,125	Farmers Insurance Exchange
7.00%, 10/15/2037(d)	1,000	1,090	6.00%, 8/1/2014(d)	850	871
International Lease Finance Corp			Fidelity National Financial Inc
8.75%, 3/15/2017(d)	1,500	1,421	6.60%, 5/15/2017	2,500	2,493
Jefferies Group Inc			Prudential Financial Inc
6.25%, 1/15/2036	1,425	1,276	7.38%, 6/15/2019	1,000	1,158
7.75%, 3/15/2012	1,500	1,619	8.88%, 6/15/2038(e)	1,000	1,055
QHP Royalty Sub LLC					$ 7,081
10.25%, 3/15/2015(a),(d)	624	636
			Leisure Products & Services - 1.66%
		$ 7,295	Carnival Corp
			7.20%, 10/1/2023	1,475	1,642

See accompanying notes.

130

Schedule of Investments
Income Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Leisure Products & Services (continued)			REITS - 9.53%
Royal Caribbean Cruises Ltd			Arden Realty LP
6.88%, 12/1/2013	$ 850 $	827	5.20%, 9/1/2011	$ 1,000	$ 1,032
8.75%, 2/2/2011	1,000	1,025	5.25%, 3/1/2015	1,000	1,061
	$ 3,494		BioMed Realty LP
Lodging - 0.81%			6.13%, 4/15/2020(d)	1,000	1,041
MGM Resorts International			Developers Diversified Realty Corp
11.13%, 11/15/2017	500	551	4.63%, 8/1/2010	850	851
13.00%, 11/15/2013	1,000	1,153	Duke Realty LP
	$ 1,704		8.25%, 8/15/2019	2,000	2,317
Media - 4.73%			HCP Inc
Comcast Corp			6.00%, 3/1/2015	1,675	1,766
6.45%, 3/15/2037	2,000	2,163	Health Care REIT Inc
COX Communications Inc			6.13%, 4/15/2020	1,000	1,035
6.45%, 12/1/2036(d)	2,000	2,206	6.20%, 6/1/2016	1,675	1,819
Historic TW Inc			Healthcare Realty Trust Inc
9.15%, 2/1/2023	250	337	6.50%, 1/17/2017	2,000	2,091
News America Holdings Inc			8.13%, 5/1/2011	2,100	2,195
8.00%, 10/17/2016	1,000	1,231	Kimco Realty Corp
News America Inc			6.88%, 10/1/2019	2,000	2,228
6.40%, 12/15/2035	1,000	1,088	Simon Property Group LP
Reed Elsevier Capital Inc			10.35%, 4/1/2019	2,000	2,662
6.75%, 8/1/2011	1,275	1,340			$ 20,098
Time Warner Cable Inc			Retail - 1.91%
6.55%, 5/1/2037	1,500	1,617	Asbury Automotive Group Inc
	$ 9,982		8.00%, 3/15/2014	1,000	987
Mining - 0.86%			Neiman Marcus Group Inc/The
Xstrata Canada Corp			10.38%, 10/15/2015	2,000	2,035
6.00%, 10/15/2015	1,675	1,812	Sonic Automotive Inc
			9.00%, 3/15/2018	1,000	1,015
Oil & Gas - 3.59%					$ 4,037
BP Capital Markets PLC			Telecommunications - 1.42%
4.75%, 3/10/2019	500	415	Corning Inc
OPTI Canada Inc			6.63%, 5/15/2019	500	585
7.88%, 12/15/2014	2,425	2,110	Qwest Corp
Petro-Canada			8.88%, 3/15/2012(e)	1,675	1,797
4.00%, 7/15/2013	850	891	Telus Corp
9.25%, 10/15/2021	1,075	1,443	8.00%, 6/1/2011	571	605
XTO Energy Inc					$ 2,987
6.25%, 4/15/2013	1,275	1,439	Toys, Games & Hobbies - 0.42%
6.75%, 8/1/2037	1,000	1,288	Mattel Inc
	$ 7,586		7.30%, 6/13/2011	850	888
Packaging & Containers - 0.99%
Sealed Air Corp			Transportation - 0.95%
7.88%, 6/15/2017(d)	2,000	2,091	Trailer Bridge Inc
			9.25%, 11/15/2011	2,000	2,000
Pharmaceuticals - 0.92%
Elan Finance PLC/Elan Finance Corp			TOTAL BONDS		$ 146,476
8.75%, 10/15/2016(d)	2,000	1,942		Principal
				Amount
Pipelines - 3.43%			CONVERTIBLE BONDS - 1.80%	(000's)	Value (000's)
ANR Pipeline Co			Healthcare - Products - 0.62%
9.63%, 11/1/2021	1,000	1,367	China Medical Technologies Inc
El Paso Natural Gas Co			4.00%, 8/15/2013	2,000	1,315
7.50%, 11/15/2026	2,100	2,295
Energy Maintenance Services Group LLC			Pharmaceuticals - 1.18%
0.00%, 3/1/2014(a),(b),(c)	2,000	440	Omnicare Inc
Enterprise Products Operating LLC			3.25%, 12/15/2035	3,000	2,483
6.38%, 2/1/2013	350	381
Express Pipeline LP			TOTAL CONVERTIBLE BONDS		$ 3,798
7.39%, 12/31/2017(d)	1,637	1,799		Principal
Southern Natural Gas Co			SENIOR FLOATING RATE INTERESTS -	Amount
8.00%, 3/1/2032	850	963	0.94%	(000's)	Value (000's)
	$ 7,245		Entertainment - 0.94%
Real Estate - 1.05%			CCM Merger Inc, Term Loan B
WEA Finance LLC / WT Finance Aust Pty Ltd			8.50%, 7/21/2012(e)	2,033	1,986
6.75%, 9/2/2019(d)	2,000	2,223
			TOTAL SENIOR FLOATING RATE INTERESTS		$ 1,986

See accompanying notes.

131

Schedule of Investments
Income Account
June 30, 2010 (unaudited)

	Principal			Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS - 23.50%	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 13.92%			Banks (continued)
4.00%, 4/1/2039(f)	$ 2,851	$ 2,889	Investment in Joint Trading Account; Morgan	$ 2,496	$ 2,496
4.50%, 8/1/2033(f)	1,650	1,730	Stanley Repurchase Agreement; 0.02% dated
4.50%, 5/1/2039(f)	2,821	2,927	06/30/10 maturing 07/01/10 (collateralized by
4.50%, 7/1/2039(f)	2,892	3,000	Sovereign Agency Issues; $2,545,934; 0.00%
5.00%, 8/1/2019(f)	1,367	1,469	- 2.50%; dated 07/12/10 - 04/29/14)
5.00%, 8/1/2035(f)	3,536	3,772			$ 6,954
5.00%, 11/1/2035(f)	1,956	2,075	TOTAL REPURCHASE AGREEMENTS		$ 6,954
5.00%, 10/1/2038(f)	4,485	4,731	Total Investments		$ 208,787
5.50%, 11/1/2017(f)	242	263	Other Assets in Excess of Liabilities, Net -
5.50%, 1/1/2018(f)	149	161	1.02%		$ 2,155
5.50%, 5/1/2031(f)	170	183
			TOTAL NET ASSETS - 100.00%		$ 210,942
5.50%, 6/1/2035(f)	1,244	1,340
5.50%, 1/1/2036(f)	1,698	1,829
5.50%, 4/1/2036(f)	938	1,009	(a) Security is Illiquid
6.00%, 3/1/2031(f)	101	111	(b) Non-Income Producing Security
6.00%, 5/1/2032(f)	217	239	(c)		Market value is determined in accordance with procedures established in
6.00%, 6/1/2038(f)	1,299	1,412	good faith by the Board of Directors. At the end of the period, the value of
6.50%, 6/1/2029(f)	62	69	these securities totaled $1,412 or 0.67% of net assets.
6.50%, 8/1/2029(f)	67	74	(d)		Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 1/1/2032(f)	65	74	1933. These securities may be resold in transactions exempt from
9.00%, 1/1/2025(f)	8	9	registration, normally to qualified institutional buyers. Unless otherwise
		$ 29,366	indicated, these securities are not considered illiquid. At the end of the
Federal National Mortgage Association (FNMA) - 5.46%			period, the value of these securities totaled $26,977 or 12.79% of net
4.00%, 3/1/2039(f)	3,351	3,399	assets.
5.00%, 1/1/2018(f)	407	438	(e)	Variable Rate. Rate shown is in effect at June 30, 2010.
5.00%, 8/1/2035(f)	2,795	2,967	(f)		This entity was put into conservatorship by the US Government in 2008.
5.50%, 3/1/2033(f)	490	528	See Notes to Financial Statements for additional information.
5.50%, 6/1/2033(f)	1,470	1,590
5.50%, 2/1/2035(f)	1,731	1,862
6.00%, 4/1/2032(f)	275	303
6.50%, 5/1/2031(f)	37	41	Unrealized Appreciation (Depreciation)
6.50%, 4/1/2032(f)	231	258	The net federal income tax unrealized appreciation (depreciation) and federal tax
6.50%, 5/1/2032(f)	118	132	cost of investments held as of the period end were as follows:
7.00%, 1/1/2030(f)	9	10
			Unrealized Appreciation		$ 14,469
		$ 11,528	Unrealized Depreciation		(3,170)
Government National Mortgage Association (GNMA) - 0.16%			Net Unrealized Appreciation (Depreciation)		$ 11,299
6.00%, 5/20/2032(e)	169	187
			Cost for federal income tax purposes		$ 197,488
7.00%, 6/20/2031	114	128	All dollar amounts are shown in thousands (000's)
9.00%, 2/15/2025	12	14
		$ 329	Portfolio Summary (unaudited)
U.S. Treasury - 3.96%			Sector		Percent
2.75%, 2/15/2019	2,000	1,992	Financial		29.95%
3.13%, 5/15/2019	2,000	2,042	Mortgage Securities		19.54%
3.63%, 2/15/2020	2,000	2,113	Utilities		9.63%
4.50%, 8/15/2039	2,000	2,203	Consumer, Non-cyclical		8.00%
		$ 8,350	Consumer, Cyclical		7.78%
TOTAL U.S. GOVERNMENT &			Energy		7.02%
GOVERNMENT AGENCY OBLIGATIONS		$ 49,573	Communications		6.15%
	Maturity		Industrial		5.10%
	Amount		Government		3.96%
REPURCHASE AGREEMENTS - 3.30%	(000's)	Value (000's)	Basic Materials		1.85%
Banks - 3.30%			Other Assets in Excess of Liabilities, Net		1.02%
Investment in Joint Trading Account; Bank of	$ 2,676	$ 2,676	TOTAL NET ASSETS		100.00%
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $2,729,328; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	1,121	1,121
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $1,143,513; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	661	661
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $674,241; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)

See accompanying notes.

132

Schedule of Investments
International Emerging Markets Account
June 30, 2010 (unaudited)

COMMON STOCKS - 92.82%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 0.02%			Computers (continued)
Souza Cruz SA	673 $	25	Lenovo Group Ltd	502,000 $	269
			Lite-On Technology Corp	417,075	457
Airlines - 0.57%			Tata Consultancy Services Ltd	67,474	1,083
Air China Ltd (a)	864,000	847		$ 5,462
			Diversified Financial Services - 2.64%
Automobile Manufacturers - 2.98%			Chinatrust Financial Holding Co Ltd	1,427,000	780
Dongfeng Motor Group Co Ltd	582,000	675	E.Sun Financial Holding Co Ltd (a)	670,000	271
Ford Otomotiv Sanayi AS	55,725	359	Fubon Financial Holding Co Ltd (a)	673,000	748
Hyundai Motor Co	6,348	743	KGI Securities Co Ltd (c)	38,782	303
Kia Motors Corp	34,790	922	Shinhan Financial Group Co Ltd	33,202	1,222
Mahindra & Mahindra Ltd	35,657	477	Woori Finance Holdings Co Ltd	53,220	626
Tata Motors Ltd	55,272	915		$ 3,950
Yulon Motor Co Ltd	372,000	364	Electric - 2.03%
	$ 4,455		Empresa Nacional de Electricidad SA/Chile	325,971	502
Automobile Parts & Equipment - 0.80%			Enersis SA ADR	19,355	385
Hyundai Mobis	4,567	766	Reliance Infrastructure Ltd	31,496	806
Weichai Power Co Ltd	68,000	438	RusHydro ADR(a)	83,912	403
	$ 1,204		Tenaga Nasional BHD	362,400	939
Banks - 13.85%				$ 3,035
Banco do Brasil SA	74,527	1,032	Electronics - 3.15%
Bangkok Bank Public Co	149,100	583	Hon Hai Precision Industry Co Ltd (a)	304,928	1,069
Bank Mandiri Tbk PT	2,140,000	1,402	LG Display Co Ltd	31,110	1,023
Bank of China Ltd	1,672,000	844	Samsung Electro-Mechanics Co Ltd	7,831	979
BNP Paribas - Rights (a),(b)	1,611,582	620	Tripod Technology Corp	269,000	995
China Construction Bank Corp	3,516,217	2,831	WPG Holdings Co Ltd	352,000	649
Commercial International Bank Egypt SAE	23,972	281		$ 4,715
FirstRand Ltd	317,044	742	Engineering & Contruction - 0.50%
Grupo Financiero Banorte SAB de CV	235,300	891	Daelim Industrial Co Ltd	14,562	750
HDFC Bank Ltd ADR	6,930	991
ICICI Bank Ltd ADR	23,120	836	Food - 3.27%
Industrial and Commercial Bank of China Ltd	3,134,000	2,278	China Yurun Food Group Ltd	255,000	802
Industrial Bank of Korea	41,740	488	Cia Brasileira de Distribuicao Grupo Pao de Acucar	12,392	862
Komercni Banka AS	2,894	463	ADR
Malayan Banking Bhd	565,700	1,315	Indofood Sukses Makmur Tbk PT	1,080,000	489
Metropolitan Bank & Trust	250,100	331	Shoprite Holdings Ltd	85,524	919
Powszechna Kasa Oszczednosci Bank Polski SA	48,104	513	Tiger Brands Ltd	20,325	450
Standard Bank Group Ltd/South Africa	83,130	1,102	Uni-President Enterprises Corp	732,888	805
State Bank of India Ltd	8,876	882	X5 Retail Group NV (a)	16,688	560
Turkiye Garanti Bankasi AS	173,652	723		$ 4,887
Turkiye Halk Bankasi AS	121,065	894	Forest Products & Paper - 0.90%
(a)
Yapi ve Kredi Bankasi AS	243,662	659	Fibria Celulose SA ADR(a)	50,156	743
	$ 20,701		Lee & Man Paper Manufacturing Ltd	201,600	148
Beverages - 2.25%			Suzano Papel e Celulose SA	54,000	455
Cia Cervecerias Unidas SA	51,495	447		$ 1,346
Cia de Bebidas das Americas ADR	18,622	1,881	Gas - 0.11%
Fomento Economico Mexicano SAB de CV ADR	24,003	1,036	Korea Gas Corp	4,565	156
	$ 3,364
Building Materials - 0.61%			Holding Companies - Diversified - 2.56%
Semen Gresik Persero Tbk PT	392,000	376	Alfa SAB de CV	54,700	410
Siam Cement PCL	62,990	540	GS Holdings	26,710	832
	$ 916		Imperial Holdings Ltd	40,239	448
Chemicals - 1.77%			KOC Holding AS	201,903	683
Formosa Chemicals & Fibre Corp	257,000	588	LG Corp	18,823	1,007
Hanwha Chem Corp	46,030	661	Shanghai Industrial Holdings Ltd	111,000	439
Kolon Industries Inc (a)	5,097	260		$ 3,819
LG Chem Ltd	4,586	1,150	Home Builders - 0.27%
	$ 2,659		MRV Engenharia e Participacoes SA	57,622	407
Coal - 1.46%
Banpu Public Co Ltd	48,800	910	Home Furnishings - 0.42%
Exxaro Resources Ltd	50,499	723	Arcelik AS	150,669	634
Yanzhou Coal Mining Co Ltd	286,000	550
	$ 2,183		Insurance - 3.16%
Commercial Services - 0.82%			China Life Insurance Co Ltd	244,000	1,067
COSCO Pacific Ltd	570,000	673	Hyundai Marine & Fire Insurance Co Ltd	26,560	527
Zhejiang Expressway Co Ltd	604,000	557	Ping An Insurance Group Co of China Ltd (b)	185,500	1,533
	$ 1,230		Powszechny Zaklad Ubezpieczen SA (a)	2,891	298
Computers - 3.65%			Sanlam Ltd	437,110	1,296
Chicony Electronics Co Ltd	153,000	339		$ 4,721
HTC Corp	61,000	810
Infosys Technologies Ltd ADR	41,806	2,504

See accompanying notes.

133

Schedule of Investments
International Emerging Markets Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet - 0.95%			Semiconductors - 6.08%
Tencent Holdings Ltd	85,900 $	1,423	ASM Pacific Technology Ltd	68,000 $	528
			Chipbond Technology Corp (a)	370,000	546
Iron & Steel - 3.18%			Hynix Semiconductor Inc (a)	32,500	657
Cia Siderurgica Nacional SA ADR	44,914	660	Novatek Microelectronics Corp Ltd	262,000	703
Evraz Group SA (a)	20,941	488	Powertech Technology Inc	309,000	858
Mechel ADR	21,057	382	Samsung Electronics Co Ltd	6,578	4,126
POSCO ADR	20,706	1,953	Taiwan Semiconductor Manufacturing Co Ltd	894,164	1,671
Shougang Concord International Enterprises Co	5,140,000	722			$ 9,089
Ltd (a)			Shipbuilding - 0.42%
Ternium SA ADR	16,783	552	Hyundai Heavy Industries Co Ltd	3,315	631
	$ 4,757
Lodging - 0.37%			Software - 0.38%
Genting Bhd	255,798	559	Totvs SA	7,700	565

Machinery - Construction & Mining - 0.44%			Telecommunications - 9.31%
United Tractors Tbk PT	322,500	661	America Movil SAB de CV ADR	62,212	2,955
			China Mobile Ltd	425,459	4,228
Mining - 4.78%			Comba Telecom Systems Holdings Ltd	380,000	419
Anglo Platinum Ltd (a)	345	33	Empresa Nacional de Telecomunicaciones SA	33,758	455
Antofagasta PLC	53,199	619	KT Corp	23,150	855
Grupo Mexico SAB de CV	450,200	1,069	Mobile Telesystems OJSC ADR	63,648	1,220
Impala Platinum Holdings Ltd	65,665	1,528	Philippine Long Distance Telephone Co	5,770	295
KGHM Polska Miedz SA	38,437	993	Taiwan Mobile Co Ltd	483,000	984
Korea Zinc Co Ltd	4,194	740	Telekom Malaysia Bhd	388,600	401
MMC Norilsk Nickel ADR	74,218	1,072	Telkom SA Ltd	83,674	410
Sesa Goa Ltd	62,556	468	Vivo Participacoes SA ADR	37,965	984
Sterlite Industries India Ltd ADR	20,586	293	Vodacom Group Ltd	93,529	711
Zijin Mining Group Co Ltd	436,000	325			$ 13,917
	$ 7,140		Transportation - 0.34%
Miscellaneous Manufacturing - 0.44%			Sincere Navigation	439,265	511
Largan Precision Co Ltd	41,000	652
			TOTAL COMMON STOCKS		$ 138,770
Oil & Gas - 10.26%			PREFERRED STOCKS - 5.98%	Shares Held Value (000's)
China Petroleum & Chemical Corp	980,000	790	Banks - 2.83%
CNOOC Ltd	1,366,000	2,322	Banco Bradesco SA	127,995	2,014
Gazprom OAO ADR	72,714	1,367	Itau Unibanco Holding SA	122,891	2,215
Lukoil OAO ADR	26,986	1,390			$ 4,229
PetroChina Co Ltd	1,653,017	1,828	Electric - 0.29%
Petroleo Brasileiro SA ADR	115,241	3,955	Eletropaulo Metropolitana Eletricidade de Sao	22,100	444
PTT Public Company Limited (b)	102,100	768
			Paulo SA
Reliance Industries Ltd	43,150	1,004
Rosneft Oil Co	105,913	646	Investment Companies - 0.01%
SK Energy Co Ltd	7,316	651	Lereko Mobility Pty Ltd (a)	2,003	11
Tatneft ADR	21,974	616
	$ 15,337		Mining - 2.85%
Pharmaceuticals - 1.12%			Vale SA	201,627	4,267
China Shineway Pharmaceutical Group Ltd	211,091	642
Dr Reddys Laboratories Ltd	20,146	629	TOTAL PREFERRED STOCKS		$ 8,951
Pharmstandard (a)	18,573	404
				Maturity
	$ 1,675			Amount
Real Estate - 1.22%			REPURCHASE AGREEMENTS - 0.42%	(000's)	Value (000's)
Cyrela Brazil Realty SA Empreendimentos e	75,250	819	Banks - 0.42%
Participacoes			Investment in Joint Trading Account; Bank of	$ 239	$ 239
Huaku Development Co Ltd	158,000	389	America Repurchase Agreement; 0.02%
Rossi Residencial SA	24,847	179	dated 06/30/10 maturing 07/01/10
Shimao Property Holdings Ltd	285,500	443	(collateralized by Sovereign Agency Issues
	$ 1,830		and US Treasury Note; $243,994; 0.00% -
Retail - 5.74%			4.75%; dated 05/15/14 - 07/15/17)
Clicks Group Ltd	98,319	433	Investment in Joint Trading Account; Credit Suisse	100	101
GOME Electrical Appliances Holdings Ltd (a)	1,365,000	412	Repurchase Agreement; 0.01% dated
Grupo Comercial Chedraui SA de CV (a)	140,291	367	06/30/10 maturing 07/01/10 (collateralized by
Lojas Renner SA	43,500	1,191	US Treasury Note; $102,226; 1.38%; dated
Lotte Shopping Co Ltd	3,701	1,063	01/15/13)
Massmart Holdings Ltd	47,450	727	Investment in Joint Trading Account; Deutsche	59	59
President Chain Store Corp	134,920	398	Bank Repurchase Agreement; 0.03% dated
PT Astra International Tbk	362,000	1,913	06/30/10 maturing 07/01/10 (collateralized by
Wal-Mart de Mexico SAB de CV	499,800	1,107	Sovereign Agency Issues; $60,275; 4.13% -
Woolworths Holdings Ltd/South Africa	304,653	946	4.50%; dated 01/15/13 - 09/27/13)
	$ 8,557

See accompanying notes.

134

Schedule of Investments International Emerging Markets Account June 30, 2010 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 223	$ 223
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $227,600; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
$ 622
TOTAL REPURCHASE AGREEMENTS		$ 622
Total Investments		$ 148,343
Other Assets in Excess of Liabilities, Net -
0.78%		$ 1,163
TOTAL NET ASSETS - 100.00%		$ 149,506

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,921 or 1.95% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $303 or 0.20% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 17,109
Unrealized Depreciation	(10,316)
Net Unrealized Appreciation (Depreciation)	$ 6,793
Cost for federal income tax purposes	$ 141,550
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
Korea, Republic Of	15.26%
Brazil	15.19%
China	11.82%
Taiwan, Province Of China	9.96%
India	7.28%
South Africa	7.02%
Hong Kong	6.90%
Russian Federation	5.38%
Mexico	5.25%
Indonesia	3.24%
Turkey	2.64%
Malaysia	2.15%
Thailand	1.87%
Poland	1.20%
Chile	1.19%
United States	0.84%
Luxembourg	0 .70%
Philippines	0.42%
United Kingdom	0.41%
Czech Republic	0.31%
Egypt	0.19%
Other Assets in Excess of Liabilities, Net	0.78%
TOTAL NET ASSETS	100.00%

See accompanying notes.

135

Schedule of Investments
International SmallCap Account
June 30, 2010 (unaudited)

COMMON STOCKS - 94.11%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.59%			Banks (continued)
MTU Aero Engines Holding AG	3,129 $	174	Standard Chartered PLC	38,281 $	932
Safran SA	12,971	362	Sumitomo Mitsui Financial Group Inc	19,300	546
	$ 536		Sumitomo Trust & Banking Co Ltd/The	39,000	199
Agriculture - 0.64%			Sydbank A/S (a)	4,217	86
British American Tobacco PLC	18,213	578	Tokyo Tomin Bank Ltd/The	700	8
			Torinto Dominion Bank	12,800	829
Airlines - 0.29%			United Overseas Bank Ltd	26,000	362
Jazz Air Income Fund	3,367	13		$ 12,450
Singapore Airlines Ltd	24,000	249	Beverages - 1.52%
	$ 262		Carlsberg A/S	7,342	559
Apparel - 0.41%			Heineken NV	9,080	385
Gerry Weber International AG	3,426	99	SABMiller PLC	15,437	433
Gildan Activewear (a)	5,000	143		$ 1,377
Yue Yuen Industrial Holdings Ltd	42,000	130	Biotechnology - 0.07%
	$ 372		Biotest AG	1,554	63
Automobile Manufacturers - 3.09%
Daimler AG (a)	17,531	887	Building Materials - 0.65%
Hino Motors Ltd	35,000	172	Asahi Glass Co Ltd	31,000	291
Honda Motor Co Ltd	19,500	573	Holcim Ltd	3,909	262
Nissan Motor Co Ltd	77,900	543	Munters AB	2,477	15
Renault SA (a)	8,362	310	Nichiha Corp	1,100	10
Rosenbauer International AG	675	24	Norbord Inc (a)	400	4
Shinmaywa Industries Ltd	1,000	4	Sanwa Holdings Corp	3,408	10
Toyota Motor Corp	8,400	288		$ 592
	$ 2,801		Chemicals - 2.46%
Automobile Parts & Equipment - 1.79%			BASF SE	14,859	813
Continental AG (a)	4,024	207	C Uyemura & Co Ltd	139	6
FCC Co Ltd	2,000	37	Chugoku Marine Paints Ltd	2,000	14
Imasen Electric Industrial	600	7	Daicel Chemical Industries Ltd	53,000	358
Kayaba Industry Co Ltd	1,000	4	Lintec Corp	1,544	28
Keihin Corp	2,000	35	Mitsui Chemicals Inc	81,000	226
Linamar Corp	16,889	286	Nippon Shokubai Co Ltd	4,000	38
Musashi Seimitsu Industry Co Ltd	400	8	Nippon Synthetic Chemical Industry Co Ltd/The	4,000	23
NHK Spring Co Ltd	1,998	18	Rhodia SA	15,167	251
Nissin Kogyo Co Ltd	1,400	20	Sakai Chemical Industry Co Ltd	4,000	15
Piolax Inc	200	4	Syngenta AG	1,729	399
Shiroki Corp	2,000	5	Toagosei Co Ltd	5,000	22
Sumitomo Electric Industries Ltd	30,400	354	Zeon Corp	6,000	35
Tachi-S Co Ltd	100	1		$ 2,228
Toyoda Gosei Co Ltd	9,300	231	Commercial Services - 0.89%
Valeo SA (a)	14,892	405	Adecco SA	8,830	421
	$ 1,622		Atkins WS PLC	13,954	141
Banks - 13.75%			Cape PLC (a)	19,862	59
Australia & New Zealand Banking Group Ltd	30,664	551	Garda World Security Corp (a)	1,028	8
Banco Santander SA	23,845	250	ITE Group PLC	6,865	15
Bank of Montreal	11,900	645	Nichii Gakkan Co	500	4
Bank of the Ryukyus Ltd	500	6	Prosegur Cia de Seguridad SA	3,047	129
Bank of Yokohama Ltd/The	96,000	439	Sohgo Security Services Co Ltd	2,804	28
Banque Cantonale Vaudoise	280	115		$ 805
Barclays PLC	66,449	265	Computers - 0.94%
BNP Paribas	17,033	916	CGI Group Inc (a)	5,300	79
BOC Hong Kong Holdings Ltd	90,500	206	Computacenter PLC	13,191	56
Canadian Western Bank	5,800	129	Domino Printing Sciences PLC	4,215	29
Chiba Bank Ltd/The	67,000	404	Japan Digital Laboratory Co Ltd	600	7
Credito Emiliano SpA	5,957	33	Melco Holdings Inc	800	25
DBS Group Holdings Ltd	42,000	408	NTT Data Corp	78	288
Deutsche Bank AG	7,812	438	SDL PLC (a)	7,977	55
DnB NOR ASA	56,816	546	TDK Corp	5,300	290
Home Capital Group Inc	8,500	337	Telvent GIT SA (a)	1,023	17
HSBC Holdings PLC	150,263	1,373		$ 846
Kagoshima Bank Ltd/The	3,740	24	Consumer Products - 0.52%
KBC Groep NV (a)	5,929	227	Pilot Corp	3	5
Keiyo Bank Ltd/The	7,000	37	Reckitt Benckiser Group PLC	9,876	459
Laurentian Bank of Canada	7,800	309		$ 464
Lloyds Banking Group PLC (a)	537,640	424
			Cosmetics & Personal Care - 0.44%
Mitsubishi UFJ Financial Group Inc	24,900	113	Dr Ci:Labo Co Ltd	1	3
Musashino Bank Ltd/The	1,000	29	Fancl Corp	400	6
National Australia Bank Ltd	27,209	526	Shiseido Co Ltd	17,900	394
Nordea Bank AB	61,261	505		$ 403
Royal Bank of Canada	4,400	210
SpareBank 1 SMN	3,569	23

See accompanying notes.

136

Schedule of Investments
International SmallCap Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale - 2.37%			Engineering & Contruction (continued)
DCC PLC	20,447 $	464	Vinci SA	11,311 $	470
Diploma PLC	21,298	72		$ 1,353
Doshisha Co Ltd	248	6	Food - 4.18%
Inaba Denki Sangyo Co Ltd	300	7	CSM	9,950	296
Inabata & Co Ltd	1,329	6	Delhaize Group SA	6,566	476
Iwatani Corp	3,000	8	Devro PLC	12,741	38
Marubeni Corp	79,000	405	Fuji Oil Co Ltd	2,200	32
Mitsubishi Corp	30,300	627	Jeronimo Martins SGPS SA	26,457	242
Ship Healthcare Holdings Inc	3	2	Kato Sangyo Co Ltd	400	6
Sumitomo Corp	54,300	542	Koninklijke Ahold NV	39,089	484
Trusco Nakayama Corp	300	5	Marine Harvest ASA	472,548	312
	$ 2,144		Megmilk Snow Brand Co Ltd	1,495	27
Diversified Financial Services - 1.00%			Metro AG	6,343	324
Close Brothers Group PLC	31,059	320	Mitsui Sugar Co Ltd	4,000	14
DundeeWealth Inc	3,636	46	Morinaga Milk Industry Co Ltd	13,000	50
First Ship Lease Trust	64,254	17	Nestle SA	30,701	1,480
International Personal Finance PLC	21,664	61	Nisshin Oillio Group Ltd/The	1,858	9
Jaccs Co Ltd	7,000	12	Yokohama Reito Co Ltd	1,017	7
NEC Capital Solutions Ltd	235	3		$ 3,797
Osaka Securities Exchange Co Ltd	6	25	Food Service - 0.50%
Paragon Group of Cos PLC	89,309	160	Compass Group PLC	58,962	449
Public Financial Holdings Ltd	118,000	62
Tullett Prebon PLC	41,607	195	Forest Products & Paper - 0.63%
	$ 901		Cascades Inc	1,700	10
Electric - 2.11%			Hokuetsu Kishu Paper Co Ltd	2,000	10
Atco Ltd	7,814	350	Sino-Forest Corp (a)	6,900	98
Chubu Electric Power Co Inc	12,300	305	Svenska Cellulosa AB	38,241	450
Enel SpA	116,378	493		$ 568
Energiedienst Holding AG	1,270	63	Gas - 0.60%
International Power PLC	63,418	283	Canadian Utilities Ltd	2,200	94
Okinawa Electric Power Co Inc/The	300	15	Tokyo Gas Co Ltd	98,000	447
RWE AG	3,098	203		$ 541
Terna Rete Elettrica Nazionale SpA	56,784	204	Hand & Machine Tools - 0.93%
	$ 1,916		Disco Corp	4,500	285
Electrical Components & Equipment - 1.24%			Fuji Electric Holdings Co Ltd	113,000	325
Furukawa Electric Co Ltd	82,000	358	Schindler Holding AG	2,743	231
Hitachi Ltd	204,000	741		$ 841
Nippon Signal Co Ltd	2,700	19	Healthcare - Products - 0.44%
	$ 1,118		Coloplast A/S	3,203	318
Electronics - 2.38%			Nihon Kohden Corp	1,900	35
AAC Acoustic Technologies Holdings Inc	50,000	71	Orthofix International NV (a)	1,356	43
Alps Electric Co Ltd	3,600	31		$ 396
Chiyoda Integre Co Ltd	198	2	Healthcare - Services - 0.02%
Daishinku Corp	1,780	8	BML Inc	600	14
Horiba Ltd	1,200	32
Japan Aviation Electronics Industry Ltd	4,000	25	Holding Companies - Diversified - 1.11%
Koninklijke Philips Electronics NV	25,263	754	Hutchison Whampoa Ltd	42,000	258
Kuroda Electric Co Ltd	300	4	Noble Group Ltd	416,000	503
Kyocera Corp	4,000	324	Wharf Holdings Ltd	51,000	247
Marubun Corp	724	4		$ 1,008
Minebea Co Ltd	38,000	210	Home Builders - 0.32%
Nidec Copal Corp	300	4	Daiwa House Industry Co Ltd	29,000	261
Nippon Electric Glass Co Ltd	28,000	321	Mitsui Home Co Ltd	6,000	29
Nitto Kogyo Corp	600	6		$ 290
Omron Corp	15,300	334
			Home Furnishings - 1.15%
Sato Corp	600	7	Electrolux AB	23,022	526
Tokyo Seimitsu Co Ltd	500	7	Foster Electric Co Ltd	200	5
	$ 2,144		Galiform PLC (a)	71,595	60
Engineering & Contruction - 1.50%			Noritz Corp	1,300	22
Aangpanneforeningen AB	4,911	66	Pace PLC	10,295	25
Bilfinger Berger AG	3,608	200	Pioneer Corp	6,800	22
Bird Construction Income Fund	983	29	Sony Corp	14,500	387
Hochtief AG	5,513	330		$ 1,047
Kandenko Co Ltd	2,000	12
Kumagai Gumi Co Ltd (a)	8,000	5	Housewares - 0.00%
			Sangetsu Co Ltd	173	4
Maeda Corp	1,000	3
Maeda Road Construction Co Ltd	2,000	16
			Insurance - 4.21%
Morgan Sindall Group PLC	6,161	47	Allianz SE	5,340	527
NEC Networks & System Integration Corp	12,600	156
PYI Corp Ltd (a)	334,000	11	Amlin PLC	33,332	192
			Aviva PLC	81,430	378
SHO-BOND Holdings Co Ltd	400	8

See accompanying notes.

137

Schedule of Investments
International SmallCap Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Mining (continued)
Hannover Rueckversicherung AG	7,324 $	314	SEMAFO Inc (a)	17,400 $	132
ING Groep NV (a)	59,113	437	Tek Cominco Limited	14,400	426
Lancashire Holdings Ltd	25,382	188		$ 4,716
Sampo OYJ	22,908	483	Miscellaneous Manufacturing - 1.94%
Sony Financial Holdings Inc	85	284	Cookson Group PLC (a)	34,027	196
Tokio Marine Holdings Inc	15,000	394	FUJIFILM Holdings Corp	9,600	278
Zurich Financial Services	2,797	617	JSP Corp	267	3
	$ 3,814		Nippon Valqua Industries Ltd	2,666	6
Internet - 0.15%			Peace Mark Holdings Ltd (a),(b)	300,000	—
Rightmove PLC	14,160	133	Sekisui Plastics Co Ltd	1,784	8
			Semperit AG Holding	1,659	57
Iron & Steel - 1.06%			Siemens AG	10,528	944
Aichi Steel Corp	1,000	4	Tamron Co Ltd	300	4
Godo Steel Ltd	5,000	12	Tokai Rubber Industries Inc	600	7
JFE Holdings Inc	16,300	504	Tomkins PLC	74,844	251
Kobe Steel Ltd	100,000	191		$ 1,754
Labrador Iron Ore Royalty Income Fund	1,600	64	Office & Business Equipment - 0.59%
Mitsubishi Steel Manufacturing Co Ltd	4,000	8	Canon Inc	14,300	533
Nakayama Steel Works Ltd	2,204	4
OneSteel Ltd	70,484	174	Oil & Gas - 5.56%
	$ 961		Bankers Petroleum Ltd (a)	700	5
Leisure Products & Services - 0.11%			Baytex Energy Trust	1,600	48
CTS Eventim AG	2,007	96	BG Group PLC	44,465	661
Daikoku Denki Co Ltd	200	3	BP PLC	101,619	487
	$ 99		Cenovus Energy, Inc	14,400	371
Lodging - 0.30%			Delphi Energy Corp (a)	18,984	47
Millennium & Copthorne Hotels PLC	25,069	151	Det Norske Oljeselskap ASA (a)	5,587	17
Resorttrust Inc	1,000	14	EnCana Corp	15,100	457
SJM Holdings Ltd	131,000	110	Iteration Energy Ltd (a)	130,700	187
	$ 275		JX Holdings Inc (a)	68,600	339
			Petrobank Energy & Resources Ltd (a)	6,300	222
Machinery - Diversified - 1.61%
AG Growth International Inc	100	3	Petrominerales Ltd	4,263	99
CKD Corp	1,500	11	Royal Dutch Shell PLC - A Shares	17,365	438
Daifuku Co Ltd	1,000	6	Royal Dutch Shell PLC - B Shares	20,926	506
Hosokawa Micron Corp	4,000	14	Statoil ASA	33,025	636
Kone OYJ	11,461	456	Total SA	11,648	520
Metso OYJ	13,187	423		$ 5,040
Sintokogio Ltd	1,000	8	Oil & Gas Services - 1.70%
Sumitomo Heavy Industries Ltd	53,000	311	Acergy SA	23,654	350
Tsubakimoto Chain Co	3,000	12	Petrofac Ltd	18,202	320
Weir Group PLC/The	13,966	215	Saipem SpA	14,362	438
	$ 1,459		Technip SA	7,516	431
Media - 1.50%				$ 1,539
ITV PLC (a)	415,920	311	Packaging & Containers - 0.04%
Mediaset SpA	32,592	185	Vetropack Holding AG	23	38
Pearson PLC	33,488	440
Quebecor Inc	117	4	Pharmaceuticals - 6.47%
Torstar Corp	2,010	20	ASKA Pharmaceutical Co Ltd	1,000	7
TV Asahi Corp	14	20	AstraZeneca PLC	22,129	1,043
WPP PLC	39,900	376	Boiron SA	2,036	72
	$ 1,356		Chugai Pharmaceutical Co Ltd	12,400	221
Metal Fabrication & Hardware - 0.72%			Dechra Pharmaceuticals PLC	16,146	92
			Galapagos NV (a)	3,125	39
Hanwa Co Ltd	11,000	44
JFE Shoji Holdings Inc	5,000	19	GlaxoSmithKline PLC	21,897	372
Kitz Corp	5,000	24	Novartis AG	19,892	964
Oiles Corp	222	3	Novo Nordisk A/S	9,224	745
Ryobi Ltd	4,000	13	Roche Holding AG	7,434	1,023
SKF AB	13,691	246	Sanofi-Aventis SA	11,750	708
Vallourec SA	1,778	307	Shire PLC	24,425	501
	$ 656		Stallergenes	666	42
Mining - 5.20%			Toho Holdings Co Ltd	500	8
Alamos Gold Inc	8,900	136	United Laboratories Ltd/The	16,000	22
Anglo American PLC (a)	17,634	614		$ 5,859
Avocet Mining PLC (a)	24,931	45	Publicly Traded Investment Fund - 0.01%
BHP Billiton Ltd	39,765	1,237	Macquarie International Infrastructure Fund Ltd	25,041	9
Boliden AB	26,549	293
Breakwater Resources Ltd	13,194	31	Real Estate - 1.89%
IAMGOLD Corp	11,900	210	Arnest One Corp	3,497	35
Orica Ltd	15,152	319	Brookfield Asset Management Inc	13,200	298
Rio Tinto Ltd	23,142	1,273	Cheung Kong Holdings Ltd	17,000	196
			Daito Trust Construction Co Ltd	3,700	210

See accompanying notes.

138

Schedule of Investments
International SmallCap Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate (continued)			Software (continued)
Great Eagle Holdings Ltd	88,000 $	224	Temenos Group AG (a)	6,466 $	156
Ho Bee Investment Ltd	33,000	36			$ 472
Hongkong Land Holdings Ltd	54,000	267	Storage & Warehousing - 0.03%
Iida Home Max	400	3	Sumitomo Warehouse Co Ltd/The	6,000	28
Keppel Land Ltd	68,000	188
Midland Holdings Ltd	18,000	15	Telecommunications - 6.36%
New World China Land Ltd	20,400	6	Advanced Digital Broadcast Holdings SA	1,187	41
Sun Hung Kai Properties Ltd	17,000	232	BT Group PLC	239,535	462
Tokyu Livable Inc	200	2	Eutelsat Communications	7,902	265
	$ 1,712		Hitachi Kokusai Electric Inc	2,000	16
REITS - 1.19%			Koninklijke KPN NV	35,547	453
Allied Properties Real Estate Investment Trust	11,000	203	Nippon Telegraph & Telephone Corp	8,700	354
BLife Investment Corp	1	5	NTT DoCoMo Inc	423	641
Calloway Real Estate Investment Trust	7,430	146	Okinawa Cellular Telephone Co	22	43
CapitaMall Trust	124,000	161	Portugal Telecom SGPS SA	28,325	283
Dundee Real Estate Investment Trust	5,819	134	Rogers Communications - Class B	10,500	343
Fortune Real Estate Investment Trust	134,000	61	Softbank Corp	16,800	446
Japan Logistics Fund Inc	3	23	Telefonaktiebolaget LM Ericsson	50,360	559
Japan Retail Fund Investment Corp	36	44	Telefonica SA	14,177	263
Kenedix Realty Investment Corp	7	19	Telenet Group Holding NV (a)	9,990	262
Klepierre	7,093	196	Telenor ASA	38,486	485
MID REIT Inc	3	6	TeliaSonera AB	55,377	356
Mori Hills REIT Investment Corp	4	8	Vodafone Group PLC	240,662	496
Nomura Real Estate Residential Fund Inc	1	4			$ 5,768
Tokyu REIT Inc	3	15	Textiles - 0.00%
Top REIT Inc	2	9	Pacific Textile Holdings Ltd	5,000	3
United Urban Investment Corp	6	36
Wereldhave Belgium NV	140	10	Transportation - 0.29%
	$ 1,080		Farstad Shipping ASA	1,240	30
Retail - 2.94%			Fukuyama Transporting Co Ltd	3,000	14
Aeon Co Ltd	48,800	516	Hamakyorex Co Ltd	1,513	36
Ajisen China Holdings Ltd	6,000	7	Mercator Lines Singapore Ltd	212,177	40
Alpen Co Ltd	433	7	Pacific Basin Shipping Ltd	60,000	37
Arcs Co Ltd	3,761	51	Seino Holdings Corp	10,000	69
Belluna Co Ltd	652	3	TransForce Inc	4,294	37
Beter Bed Holding NV	745	16			$ 263
BSS Group PLC	4,678	29	Water - 0.60%
Cie Financiere Richemont SA	11,915	416	Severn Trent PLC	11,793	217
Cosmos Pharmaceutical Corp	600	13	United Utilities Group PLC	41,322	323
Domino's Pizza UK & IRL PLC	7,592	43			$ 540
Don Quijote Co Ltd	1,100	30	TOTAL COMMON STOCKS		$ 85,224
Dunelm Group PLC	5,094	25	PREFERRED STOCKS - 0.99%	Shares Held Value (000's)
EDION Corp	2,800	21	Consumer Products - 0.61%
Etam Developpement SA (a)	1,427	63
			Henkel AG & Co KGaA	11,365	554
Heiwado Co Ltd	969	12
J Front Retailing Co Ltd	33,000	159	Media - 0.38%
Kasumi Co Ltd	1,131	6	ProSiebenSat.1 Media AG	23,059	340
K's Holdings Corp	8,920	183
Kura Corp	200	3	TOTAL PREFERRED STOCKS		$ 894
Ministop Co Ltd	580	8
				Maturity
PPR	2,752	342
				Amount
Right On Co Ltd	5,500	36
			REPURCHASE AGREEMENTS - 2.94%	(000's)	Value (000's)
Saizeriya Co Ltd	300	6
			Banks - 2.94%
Sogo Medical Co Ltd	100	3
			Investment in Joint Trading Account; Bank of	$ 1,024	$ 1,024
St Marc Holdings Co Ltd	254	10
			America Repurchase Agreement; 0.02%
Swatch Group AG/The	1,403	396
			dated 06/30/10 maturing 07/01/10
Tsuruha Holdings Inc	200	7
			(collateralized by Sovereign Agency Issues
Yamada Denki Co Ltd	3,870	253
			and US Treasury Note; $1,044,645; 0.00% -
	$ 2,664		4.75%; dated 05/15/14 - 07/15/17)
Semiconductors - 0.57%			Investment in Joint Trading Account; Credit Suisse	429	429
ASML Holding NV	10,663	294	Repurchase Agreement; 0.01% dated
Sanken Electric Co Ltd	3,000	12	06/30/10 maturing 07/01/10 (collateralized by
Tokyo Electron Ltd	3,900	210	US Treasury Note; $437,678; 1.38%; dated
	$ 516		01/15/13)
Shipbuilding - 0.01%			Investment in Joint Trading Account; Deutsche	253	253
Namura Shipbuilding Co Ltd	1,300	7	Bank Repurchase Agreement; 0.03% dated
			06/30/10 maturing 07/01/10 (collateralized by
Software - 0.53%			Sovereign Agency Issues; $258,064; 4.13% -
Aero Inventory PLC (a),(b)	19,271	—
			4.50%; dated 01/15/13 - 09/27/13)
Autonomy Corp PLC (a)	11,419	311
NEC Mobiling Ltd	200	5
See accompanying notes.			139

Schedule of Investments
International SmallCap Account
June 30, 2010 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 955	$ 956
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $974,452; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
$ 2,662
TOTAL REPURCHASE AGREEMENTS		$ 2,662
Total Investments		$ 88,780
Other Assets in Excess of Liabilities, Net -
1.96%		$ 1,773
TOTAL NET ASSETS - 100.00%		$ 90,553

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,826
Unrealized Depreciation	(4,243)
Net Unrealized Appreciation (Depreciation)	$ (2,417)
Cost for federal income tax purposes	$ 91,197
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
Japan	21.79%
United Kingdom	16.70%
Canada	7.85%
Switzerland	7.32%
Germany	7.20%
France	6.26%
Australia	4.50%
Netherlands	4.47%
Sweden	3.32%
United States	2.94%
Hong Kong	2.90%
Norway	2.25%
Denmark	1.88%
Singapore	1.71%
Finland	1.51%
Italy	1.50%
Belgium	1.12%
Ireland	1.06%
Spain	0.73%
Portugal	0.59%
Bermuda	0.21%
Austria	0.09%
China	0.09%
Netherlands Antilles	0.05%
Other Assets in Excess of Liabilities, Net	1.96%
TOTAL NET ASSETS	100.00%

See accompanying notes.

140

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

COMMON STOCKS - 95.21%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.14%			Beverages (continued)
Interpublic Group of Cos Inc (a)	3,512 $	25	Molson Coors Brewing Co	1,133 $	48
Lamar Advertising Co (a)	1,000	25	PepsiCo Inc	41,223	2,512
Omnicom Group Inc	5,045	173		$ 3,991
	$ 223		Biotechnology - 1.51%
Aerospace & Defense - 2.30%			Amgen Inc (a)	11,394	599
Boeing Co/The	16,451	1,033	Biogen Idec Inc (a)	3,248	154
General Dynamics Corp	3,280	192	Celgene Corp (a)	22,231	1,130
Goodrich Corp	1,464	97	Genzyme Corp (a)	1,109	56
L-3 Communications Holdings Inc	797	56	Gilead Sciences Inc (a)	9,978	343
Lockheed Martin Corp	4,621	344	Life Technologies Corp (a)	2,948	139
Northrop Grumman Corp	3,042	165	Vertex Pharmaceuticals Inc (a)	800	26
Orbital Sciences Corp (a)	53,980	851		$ 2,447
Raytheon Co	3,722	180	Building Materials - 0.79%
Rockwell Collins Inc	1,086	58	Masco Corp	118,807	1,278
United Technologies Corp	11,567	751
	$ 3,727		Chemicals - 1.79%
Agriculture - 1.81%			Air Products & Chemicals Inc	12,146	787
Altria Group Inc	17,701	354	CF Industries Holdings Inc	502	32
Archer-Daniels-Midland Co	4,773	123	Dow Chemical Co/The	10,149	241
Lorillard Inc	1,069	77	Eastman Chemical Co	523	28
Philip Morris International Inc	50,411	2,311	Ecolab Inc	1,631	73
Reynolds American Inc	1,168	61	EI du Pont de Nemours & Co	8,006	277
	$ 2,926		FMC Corp	519	30
Airlines - 0.09%			International Flavors & Fragrances Inc	567	24
Southwest Airlines Co	13,436	149	Monsanto Co	17,005	786
			Potash Corp of Saskatchewan Inc	400	34
Apparel - 0.35%			PPG Industries Inc	1,145	69
Coach Inc	6,072	222	Praxair Inc	3,478	264
Nike Inc	4,041	273	Sherwin-Williams Co/The	2,236	155
Polo Ralph Lauren Corp	412	30	Sigma-Aldrich Corp	1,578	79
VF Corp	611	43		$ 2,879
	$ 568		Coal - 0.15%
Automobile Manufacturers - 0.32%			Consol Energy Inc	3,317	112
Ford Motor Co (a)	26,688	269	Peabody Energy Corp	3,200	125
PACCAR Inc	5,908	236		$ 237
	$ 505		Commercial Services - 1.58%
Automobile Parts & Equipment - 0.15%			Apollo Group Inc (a)	2,588	110
Goodyear Tire & Rubber Co/The (a)	2,300	23	Automatic Data Processing Inc	5,711	230
Johnson Controls Inc	8,573	230	DeVry Inc	443	23
	$ 253		Equifax Inc	912	26
Banks - 8.46%			H&R Block Inc	6,921	109
Bank of America Corp	190,432	2,737	Mastercard Inc	1,149	230
Bank of New York Mellon Corp/The	10,612	262	Moody's Corp	34,826	694
BB&T Corp	4,688	123	Paychex Inc	1,600	41
			Quanta Services Inc (a)	900	19
Capital One Financial Corp	1,904	77
CIT Group Inc (a)	1,100	37	Robert Half International Inc	900	21
Citigroup Inc (a)	206,698	777	RR Donnelley & Sons Co	1,480	24
			SAIC Inc (a)	2,210	37
Comerica Inc	14,930	550
Fifth Third Bancorp	15,593	191	Total System Services Inc	1,422	19
First Horizon National Corp (a)	1,644	19	Verisk Analytics Inc (a)	2,610	78
Goldman Sachs Group Inc/The	6,103	801	Visa Inc	10,682	756
JP Morgan Chase & Co	76,043	2,784	Western Union Co/The	11,118	165
KeyCorp	3,300	25		$ 2,582
M&T Bank Corp	594	51	Computers - 5.59%
Marshall & Ilsley Corp	9,098	65	Accenture PLC - Class A	2,200	85
Morgan Stanley	18,131	421	Apple Inc (a)	18,381	4,623
Northern Trust Corp	2,500	117	Cognizant Technology Solutions Corp (a)	1,398	70
PNC Financial Services Group Inc	5,888	333	Computer Sciences Corp	1,400	63
Regions Financial Corp	13,900	92	Dell Inc (a)	16,877	204
State Street Corp	6,356	215	EMC Corp/Massachusetts (a)	21,972	402
SunTrust Banks Inc	2,983	69	Hewlett-Packard Co	38,790	1,679
US Bancorp	23,624	528	IBM Corp	14,221	1,756
Wells Fargo & Co	132,478	3,392	Lexmark International Inc (a)	560	18
Zions Bancorporation	1,900	41	NetApp Inc (a)	2,200	82
	$ 13,707		Teradata Corp (a)	1,152	35
			Western Digital Corp (a)	1,626	49
Beverages - 2.46%
Brown-Forman Corp	750	43		$ 9,066
Coca-Cola Co/The	25,963	1,301	Consumer Products - 0.69%
Constellation Brands Inc (a)	1,379	21	Avery Dennison Corp	772	25
Dr Pepper Snapple Group Inc	1,756	66	Clorox Co	4,065	253

See accompanying notes.

141

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Fortune Brands Inc	2,700 $	106	FLIR Systems Inc (a)	1,093 $	32
Kimberly-Clark Corp	12,038	729	Jabil Circuit Inc	1,333	18
	$ 1,113		PerkinElmer Inc	811	17
Cosmetics & Personal Care - 2.28%			Thermo Fisher Scientific Inc (a)	3,946	193
Avon Products Inc	8,000	212	Tyco Electronics Ltd	4,000	101
Colgate-Palmolive Co	4,090	322	Waters Corp (a)	1,643	107
Estee Lauder Cos Inc/The	815	45		$ 1,749
Procter & Gamble Co	51,915	3,114	Energy - Alternate Sources - 0.37%
	$ 3,693		First Solar Inc (a)	5,260	599
Distribution & Wholesale - 0.13%
Fastenal Co	2,000	100	Engineering & Contruction - 0.15%
Genuine Parts Co	1,796	71	Fluor Corp	3,134	133
WW Grainger Inc	425	42	Foster Wheeler AG (a)	1,400	29
	$ 213		Jacobs Engineering Group Inc (a)	895	33
			McDermott International Inc (a)	2,300	50
Diversified Financial Services - 1.75%
American Express Co	30,205	1,199		$ 245
Ameriprise Financial Inc	1,765	64	Entertainment - 0.02%
Charles Schwab Corp/The	47,998	681	International Game Technology	2,200	35
CME Group Inc	474	133
Discover Financial Services	3,755	53	Environmental Control - 0.21%
Federated Investors Inc	704	15	Republic Services Inc	9,060	269
Franklin Resources Inc	2,393	206	Waste Management Inc	2,028	64
IntercontinentalExchange Inc (a)	500	56		$ 333
Invesco Ltd	8,963	151	Food - 2.44%
Janus Capital Group Inc	3,100	27	Campbell Soup Co	3,300	118
Legg Mason Inc	1,200	34	ConAgra Foods Inc	3,064	72
NASDAQ OMX Group Inc/The (a)	1,065	19	Dean Foods Co (a)	3,450	35
NYSE Euronext	2,700	75	General Mills Inc	3,590	128
SLM Corp (a)	2,600	27	Hershey Co/The	1,149	55
T Rowe Price Group Inc	1,373	61	HJ Heinz Co	1,676	72
TD Ameritrade Holding Corp (a)	3,200	49	Hormel Foods Corp	501	20
	$ 2,850		JM Smucker Co/The	822	50
Electric - 2.21%			Kellogg Co	29,530	1,486
AES Corp/The (a)	17,819	165	Kraft Foods Inc	15,211	426
Allegheny Energy Inc	6,400	132	Kroger Co/The	10,007	197
Ameren Corp	1,711	41	McCormick & Co Inc/MD	24,610	934
American Electric Power Co Inc	2,250	73	Sara Lee Corp	4,568	64
Calpine Corp (a)	5,800	74	Sysco Corp	7,562	216
CMS Energy Corp	1,656	24	Whole Foods Market Inc (a)	2,770	100
Consolidated Edison Inc	1,943	84		$ 3,973
Constellation Energy Group Inc	5,489	177	Forest Products & Paper - 0.63%
Dominion Resources Inc/VA	2,825	109	International Paper Co	35,992	815
DTE Energy Co	1,139	52	MeadWestvaco Corp	1,233	27
Duke Energy Corp	7,362	118	Plum Creek Timber Co Inc	1,173	41
Edison International	2,251	71	Weyerhaeuser Co	3,959	139
Entergy Corp	3,190	229		$ 1,022
Exelon Corp	27,756	1,054	Gas - 0.31%
FirstEnergy Corp	3,606	127	CenterPoint Energy Inc	19,119	251
Integrys Energy Group Inc	548	24	Nicor Inc	360	15
NextEra Energy Inc	2,925	142	NiSource Inc	5,590	81
Northeast Utilities	1,205	31	Sempra Energy	3,406	160
NRG Energy Inc (a)	1,809	38		$ 507
Pepco Holdings Inc	3,134	49	Hand & Machine Tools - 0.04%
PG&E Corp	1,748	72	Snap-On Inc	415	17
Pinnacle West Capital Corp	779	28	Stanley Black & Decker Inc	900	45
PPL Corp	5,300	132		$ 62
Progress Energy Inc	2,566	101	Healthcare - Products - 3.28%
Public Service Enterprise Group Inc	3,780	119	Baxter International Inc	7,412	301
SCANA Corp	766	27	Becton Dickinson and Co	985	67
Southern Co	3,861	128	Boston Scientific Corp (a)	6,200	36
TECO Energy Inc	5,970	90	CareFusion Corp (a)	3,527	80
Xcel Energy Inc	3,155	65	Covidien PLC	1,900	76
	$ 3,576		CR Bard Inc	1,100	85
Electrical Components & Equipment - 0.34%			DENTSPLY International Inc	2,717	82
Emerson Electric Co	12,370	540	Edwards Lifesciences Corp (a)	13,830	775
Molex Inc	977	18	Hospira Inc (a)	1,932	111
	$ 558		Intuitive Surgical Inc (a)	461	146
Electronics - 1.08%			Johnson & Johnson	43,523	2,570
Agilent Technologies Inc (a)	2,700	77	Medtronic Inc	10,120	367
Dolby Laboratories Inc (a)	19,200	1,204	Patterson Cos Inc	641	18

See accompanying notes.

142

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Lodging - 0.22%
St Jude Medical Inc (a)	3,500 $	126	Marriott International Inc/DE	4,348 $	130
Stryker Corp	4,279	214	MGM Resorts International (a)	11,610	112
Varian Medical Systems Inc (a)	855	45	Starwood Hotels & Resorts Worldwide Inc	1,200	50
Zimmer Holdings Inc (a)	4,170	226	Wyndham Worldwide Corp	1,287	26
	$ 5,325		Wynn Resorts Ltd	500	38
Healthcare - Services - 0.73%				$ 356
Aetna Inc	2,110	56	Machinery - Construction & Mining - 0.13%
CIGNA Corp	3,500	109	Caterpillar Inc	2,590	156
Coventry Health Care Inc (a)	1,068	19	Joy Global Inc	1,200	60
DaVita Inc (a)	1,200	75		$ 216
Humana Inc (a)	1,576	72	Machinery - Diversified - 0.61%
Quest Diagnostics Inc	1,037	52	Cummins Inc	10,151	661
Tenet Healthcare Corp (a)	16,891	73	Deere & Co	1,773	99
UnitedHealth Group Inc	14,884	422	Flowserve Corp	400	34
WellPoint Inc (a)	5,956	291	Rockwell Automation Inc	4,085	201
	$ 1,169			$ 995
Home Builders - 0.68%			Media - 2.78%
DR Horton Inc	4,000	39	Cablevision Systems Corp	4,400	105
Lennar Corp	2,000	28	CBS Corp	4,677	60
Toll Brothers Inc (a)	63,330	1,036	Comcast Corp - Class A	25,500	443
	$ 1,103		DIRECTV (a)	4,383	149
Home Furnishings - 0.08%			Discovery Communications Inc - C Shares (a)	3,650	113
Harman International Industries Inc (a)	2,600	78	Gannett Co Inc	1,705	23
Whirlpool Corp	533	47	McGraw-Hill Cos Inc/The	4,481	126
	$ 125		Meredith Corp	296	9
Housewares - 0.39%			New York Times Co/The (a)	927	8
Newell Rubbermaid Inc	43,644	639	News Corp - Class A	10,652	127
			News Corp - Class B	72,920	1,010
Insurance - 2.81%			Scripps Networks Interactive	642	26
Aflac Inc	3,799	163	Time Warner Cable Inc	5,566	290
Allstate Corp/The	5,563	160	Time Warner Inc	15,757	456
Aon Corp	6,244	231	Viacom Inc	2,870	90
Assurant Inc	843	29	Walt Disney Co/The	45,772	1,442
Berkshire Hathaway Inc (a)	16,816	1,340	Washington Post Co/The	41	17
Berkshire Hathaway Inc - Class A (a)	6	720		$ 4,494
Chubb Corp	5,050	252	Metal Fabrication & Hardware - 0.15%
Cincinnati Financial Corp	1,172	30	Precision Castparts Corp	2,385	245
Hartford Financial Services Group Inc	4,665	103
Loews Corp	5,150	172	Mining - 1.51%
Marsh & McLennan Cos Inc	7,077	160	Agnico-Eagle Mines Ltd	1,300	79
MetLife Inc	10,306	389	Alcoa Inc	4,055	41
Progressive Corp/The	3,577	67	Barrick Gold Corp	1,900	86
Prudential Financial Inc	6,376	342	Freeport-McMoRan Copper & Gold Inc	12,212	722
Torchmark Corp	595	29	Newmont Mining Corp	22,299	1,377
Travelers Cos Inc/The	5,550	274	Titanium Metals Corp (a)	677	12
Unum Group	2,297	50	Vulcan Materials Co	2,500	110
XL Capital Ltd	2,362	38		$ 2,427
	$ 4,549		Miscellaneous Manufacturing - 3.96%
Internet - 2.39%			3M Co	12,861	1,015
Akamai Technologies Inc (a)	3,488	142	Cooper Industries PLC	2,500	110
Amazon.com Inc (a)	4,803	525	Danaher Corp	7,190	267
eBay Inc (a)	8,595	169	Dover Corp	1,286	54
Expedia Inc	11,520	216	Eastman Kodak Co (a)	1,855	8
Google Inc (a)	4,962	2,208	Eaton Corp	9,363	613
Liberty Media Corp - Interactive (a)	7,700	81	General Electric Co	196,116	2,828
McAfee Inc (a)	7,400	227	Honeywell International Inc	24,668	962
Priceline.com Inc (a)	614	108	Illinois Tool Works Inc	1,842	76
Symantec Corp (a)	5,570	77	Ingersoll-Rand PLC	2,500	86
VeriSign Inc (a)	2,700	72	ITT Corp	1,264	57
Yahoo! Inc (a)	4,957	68	Leggett & Platt Inc	1,095	22
	$ 3,893		Pall Corp	851	29
Iron & Steel - 0.40%			Parker Hannifin Corp	1,110	62
Cliffs Natural Resources Inc	2,044	96	Textron Inc	6,982	119
Nucor Corp	4,113	157	Tyco International Ltd	2,600	92
United States Steel Corp	10,379	401		$ 6,400
	$ 654		Office & Business Equipment - 0.05%
Leisure Products & Services - 0.15%			Pitney Bowes Inc	1,495	33
Carnival Corp	5,218	158	Xerox Corp	6,581	53
Harley-Davidson Inc	3,500	78		$ 86
	$ 236

See accompanying notes.

143

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 7.93%			REITS (continued)
Anadarko Petroleum Corp	3,525 $	128	Boston Properties Inc	2,359 $	168
Apache Corp	8,217	691	Equity Residential	1,388	58
Chesapeake Energy Corp	2,694	56	HCP Inc	2,030	66
Chevron Corp	23,479	1,593	Health Care REIT Inc	886	37
ConocoPhillips	13,487	662	Host Hotels & Resorts Inc	4,513	61
Devon Energy Corp	3,745	228	Kimco Realty Corp	2,500	34
Diamond Offshore Drilling Inc	9,800	609	Public Storage Inc	680	60
EOG Resources Inc	3,547	349	Simon Property Group Inc	4,100	331
Exxon Mobil Corp	78,324	4,470	Ventas Inc	1,082	51
Helmerich & Payne Inc	759	28	Vornado Realty Trust	1,088	79
Hess Corp	3,935	198		$ 1,128
Marathon Oil Corp	3,495	109	Retail - 5.32%
Murphy Oil Corp	5,321	263	AutoZone Inc (a)	912	176
Nabors Industries Ltd (a)	2,045	36	Bed Bath & Beyond Inc (a)	7,110	264
Newfield Exploration Co (a)	18,320	895	Best Buy Co Inc	1,635	55
Noble Energy Inc	1,204	73	Big Lots Inc (a)	594	19
Occidental Petroleum Corp	8,333	643	Costco Wholesale Corp	1,834	100
Petroleo Brasileiro SA ADR	16,420	564	CVS Caremark Corp	13,581	398
Questar Corp	1,205	55	Darden Restaurants Inc	1,006	39
Range Resources Corp	2,100	84	Family Dollar Stores Inc	1,001	38
Rowan Cos Inc (a)	819	18	GameStop Corp (a)	1,055	20
Southwestern Energy Co (a)	6,134	237	Gap Inc/The	11,589	225
Suncor Energy Inc	3,900	115	Home Depot Inc	18,170	510
Total SA ADR	14,800	661	Kohl's Corp (a)	6,348	302
Valero Energy Corp	4,400	79	Lowe's Cos Inc	24,557	501
	$ 12,844		Ltd Brands Inc	1,848	41
Oil & Gas Services - 1.82%			Macy's Inc	9,308	166
Baker Hughes Inc	7,414	308	McDonald's Corp	11,599	764
Cameron International Corp (a)	1,689	55	Nordstrom Inc	1,142	37
FMC Technologies Inc (a)	4,142	218	RadioShack Corp	902	18
Halliburton Co	23,533	577	Ross Stores Inc	856	46
National Oilwell Varco Inc	22,213	735	Sears Holdings Corp (a)	346	22
Schlumberger Ltd	16,045	888	Staples Inc	81,654	1,556
Smith International Inc	4,716	178	Starbucks Corp	11,813	287
	$ 2,959		Target Corp	3,557	175
Packaging & Containers - 0.07%			Tiffany & Co	896	34
Ball Corp	676	36	TJX Cos Inc	1,983	83
Bemis Co Inc	778	21	Urban Outfitters Inc (a)	934	32
Owens-Illinois Inc (a)	1,214	32	Walgreen Co	10,668	285
Sealed Air Corp	1,146	23	Wal-Mart Stores Inc	47,222	2,270
	$ 112		Yum! Brands Inc	3,844	150
Pharmaceuticals - 5.66%				$ 8,613
Abbott Laboratories	29,713	1,390	Savings & Loans - 0.05%
Allergan Inc/United States	3,386	197	Hudson City Bancorp Inc	3,415	42
AmerisourceBergen Corp	39,531	1,255	People's United Financial Inc	2,704	36
Bristol-Myers Squibb Co	53,008	1,322		$ 78
Cardinal Health Inc	2,822	94	Semiconductors - 2.52%
Cephalon Inc (a)	1,214	69	Advanced Micro Devices Inc (a)	18,697	137
Eli Lilly & Co	10,772	361	Analog Devices Inc	2,400	67
Express Scripts Inc (a)	7,696	362	Applied Materials Inc	24,640	296
Forest Laboratories Inc (a)	2,789	76	ASML Holding NV	37,290	1,024
King Pharmaceuticals Inc (a)	1,991	15	Broadcom Corp	1,792	59
McKesson Corp	4,026	271	Intel Corp	41,104	799
Mead Johnson Nutrition Co	1,413	71	KLA-Tencor Corp	1,000	28
Medco Health Solutions Inc (a)	4,819	265	LSI Corp (a)	4,534	21
Merck & Co Inc	33,003	1,154	MEMC Electronic Materials Inc (a)	1,700	17
Mylan Inc/PA (a)	2,119	36	Micron Technology Inc (a)	37,178	316
Novartis AG ADR	19,760	955	National Semiconductor Corp	15,635	210
Pfizer Inc	89,468	1,276	NVIDIA Corp (a)	27,033	276
	$ 9,169		QLogic Corp (a)	919	15
Pipelines - 0.28%			Teradyne Inc (a)	1,223	12
Oneok Inc	725	31	Texas Instruments Inc	32,624	760
Spectra Energy Corp	10,892	219	Xilinx Inc	1,911	48
Williams Cos Inc	11,531	211		$ 4,085
	$ 461		Software - 3.59%
Real Estate - 0.02%			Adobe Systems Inc (a)	2,188	58
CB Richard Ellis Group Inc (a)	1,867	25	Autodesk Inc (a)	31,680	772
			BMC Software Inc (a)	1,261	44
REITS - 0.70%			CA Inc	14,731	271
Apartment Investment & Management Co	937	18	Compuware Corp (a)	1,848	15
AvalonBay Communities Inc	1,763	165	Dun & Bradstreet Corp	372	25

See accompanying notes.

144

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Electronic Arts Inc (a)	2,900 $	42	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Fidelity National Information Services Inc	1,800	48	Banks (continued)
Fiserv Inc (a)	1,400	64	Investment in Joint Trading Account; Morgan	$ 604	$ 604
Intuit Inc (a)	5,369	187	Stanley Repurchase Agreement; 0.02% dated
Microsoft Corp	160,334	3,689	06/30/10 maturing 07/01/10 (collateralized by
Oracle Corp	18,418	395	Sovereign Agency Issues; $616,528; 0.00% -
Red Hat Inc (a)	6,755	195	2.50%; dated 07/12/10 - 04/29/14)
		$ 5,805			$ 1,684
Telecommunications - 4.83%			TOTAL REPURCHASE AGREEMENTS		$ 1,684
American Tower Corp (a)	17,959	799	Total Investments		$ 155,947
AT&T Inc	71,278	1,725	Other Assets in Excess of Liabilities, Net -
Cisco Systems Inc (a)	60,161	1,282	3.75%		$ 6,081
Corning Inc	52,634	850	TOTAL NET ASSETS - 100.00%		$ 162,028
Crown Castle International Corp (a)	3,300	123
Frontier Communications Corp	2,254	16
Harris Corp	904	37	(a) Non-Income Producing Security
JDS Uniphase Corp (a)	6,800	67
Juniper Networks Inc (a)	43,944	1,003
Motorola Inc (a)	11,109	72
NII Holdings Inc (a)	1,000	32	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Qualcomm Inc	20,684	680	cost of investments held as of the period end were as follows:
Qwest Communications International Inc	10,734	56
Sprint Nextel Corp (a)	53,650	228
			Unrealized Appreciation		$ 13,652
Tellabs Inc	2,789	18	Unrealized Depreciation		(29,994)
Verizon Communications Inc	28,918	810	Net Unrealized Appreciation (Depreciation)		$ (16,342)
Windstream Corp	3,154	33	Cost for federal income tax purposes		$ 172,289
		$ 7,831	All dollar amounts are shown in thousands (000's)
Textiles - 0.04%
Cintas Corp	2,848	68	Portfolio Summary (unaudited)
			Sector		Percent
Toys, Games & Hobbies - 0.13%			Consumer, Non-cyclical		22.45%
Hasbro Inc	2,244	92	Financial		14.83%
Mattel Inc	5,913	125	Technology		11.75%
		$ 217	Industrial		11.61%
Transportation - 1.79%			Energy		10.55%
CH Robinson Worldwide Inc	1,200	67	Communications		10.14%
CSX Corp	4,157	206	Consumer, Cyclical		8.07%
Expeditors International of Washington Inc	1,400	48	Basic Materials		4.33%
FedEx Corp	3,098	217	Utilities		2.52%
Norfolk Southern Corp	17,049	905	Other Assets in Excess of Liabilities, Net		3.75%
Ryder System Inc	1,100	44	TOTAL NET ASSETS		100.00%
Union Pacific Corp	5,813	404
United Parcel Service Inc	17,551	999
			Other Assets Summary (unaudited)
		$ 2,890
			Asset Type		Percent
TOTAL COMMON STOCKS		$ 154,263
			Futures		2.38%
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.04%	(000's)	Value (000's)
Banks - 1.04%
Investment in Joint Trading Account; Bank of	$ 648	$ 648
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $660,939; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	271	272
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $276,915; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	160	160
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $163,275; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)

See accompanying notes.

145

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; September 2010	Long	15	$3,986	$ 3,850	$ (136)
					$ (136)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

146

Schedule of Investments LargeCap Growth Account June 30, 2010 (unaudited)

COMMON STOCKS - 96.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.57%			Machinery - Diversified - 1.76%
Boeing Co/The	43,000 $	2,698	Deere & Co	54,341 $	3,026

Automobile Manufacturers - 2.98%			Mining - 2.16%
Ford Motor Co (a)	509,431	5,135	Newmont Mining Corp	60,300	3,723

Banks - 9.52%			Miscellaneous Manufacturing - 1.21%
Bank of America Corp	277,625	3,989	General Electric Co	144,000	2,077
Capital One Financial Corp	100,816	4,063
Fifth Third Bancorp	208,000	2,556	Pharmaceuticals - 1.12%
Goldman Sachs Group Inc/The	14,138	1,856	Merck & Co Inc	55,000	1,923
Wells Fargo & Co	154,100	3,945
	$ 16,409		Retail - 10.07%
Beverages - 2.06%			Bed Bath & Beyond Inc (a)	100,700	3,734
PepsiCo Inc	58,300	3,553	Best Buy Co Inc	87,900	2,976
			Home Depot Inc	137,600	3,863
Biotechnology - 3.43%			Kohl's Corp (a)	70,800	3,363
Amgen Inc (a)	57,300	3,014	Starbucks Corp	140,700	3,419
Celgene Corp (a)	57,000	2,897			$ 17,355
	$ 5,911		Semiconductors - 5.20%
Chemicals - 2.16%			Broadcom Corp	191,000	6,297
Dow Chemical Co/The	79,400	1,883	Marvell Technology Group Ltd (a)	168,800	2,660
Potash Corp of Saskatchewan Inc	21,300	1,837			$ 8,957
	$ 3,720		Telecommunications - 2.76%
Commercial Services - 5.37%			Cisco Systems Inc (a)	223,211	4,757
Mastercard Inc	23,134	4,616
Visa Inc	65,474	4,632	Transportation - 1.53%
	$ 9,248		FedEx Corp	37,500	2,629
Computers - 12.25%
Apple Inc (a)	36,022	9,060	TOTAL COMMON STOCKS		$ 165,909
Cognizant Technology Solutions Corp (a)	57,214	2,864		Maturity
Hewlett-Packard Co	84,443	3,655		Amount
NetApp Inc (a)	91,754	3,423	REPURCHASE AGREEMENTS - 3.64%	(000's)	Value (000's)
SanDisk Corp (a)	50,000	2,104	Banks - 3.64%
	$ 21,106		Investment in Joint Trading Account; Bank of	$ 2,409	$ 2,409
Cosmetics & Personal Care - 4.41%			America Repurchase Agreement; 0.02%
Estee Lauder Cos Inc/The	64,249	3,580	dated 06/30/10 maturing 07/01/10
Procter & Gamble Co	66,900	4,013	(collateralized by Sovereign Agency Issues
	$ 7,593		and US Treasury Note; $2,457,345; 0.00% -
Diversified Financial Services - 2.43%			4.75%; dated 05/15/14 - 07/15/17)
American Express Co	105,300	4,181	Investment in Joint Trading Account; Credit Suisse	1,009	1,010
			Repurchase Agreement; 0.01% dated
Electronics - 2.72%			06/30/10 maturing 07/01/10 (collateralized by
Thermo Fisher Scientific Inc (a)	95,700	4,694	US Treasury Note; $1,029,559; 1.38%; dated
			01/15/13)
Food - 2.08%			Investment in Joint Trading Account; Deutsche	595	595
Whole Foods Market Inc (a)	99,700	3,591	Bank Repurchase Agreement; 0.03% dated
			06/30/10 maturing 07/01/10 (collateralized by
Healthcare - Products - 4.97%			Sovereign Agency Issues; $607,052; 4.13% -
Covidien PLC	38,000	1,527	4.50%; dated 01/15/13 - 09/27/13)
Intuitive Surgical Inc (a)	17,449	5,507	Investment in Joint Trading Account; Morgan	2,247	2,247
Medtronic Inc	41,900	1,520	Stanley Repurchase Agreement; 0.02% dated
	$ 8,554		06/30/10 maturing 07/01/10 (collateralized by
Internet - 9.53%			Sovereign Agency Issues; $2,292,226; 0.00%
Amazon.com Inc (a)	47,600	5,201	- 2.50%; dated 07/12/10 - 04/29/14)
Equinix Inc (a)	19,200	1,560			$ 6,261
F5 Networks Inc (a)	35,000	2,400	TOTAL REPURCHASE AGREEMENTS		$ 6,261
Google Inc (a)	8,590	3,822	Total Investments		$ 172,170
Priceline.com Inc (a)	19,400	3,425	Other Assets in Excess of Liabilities, Net -
	$ 16,408		0.04%		$ 65
Iron & Steel - 1.00%			TOTAL NET ASSETS - 100.00%		$ 172,235
Allegheny Technologies Inc	39,000	1,724

			(a) Non-Income Producing Security
Lodging - 1.98%
Las Vegas Sands Corp (a)	153,800	3,405

Machinery - Construction & Mining - 2.05%
Caterpillar Inc	58,800	3,532

See accompanying notes.

147

Schedule of Investments LargeCap Growth Account June 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 24,850
Unrealized Depreciation	(10,801)
Net Unrealized Appreciation (Depreciation)	$ 14,049
Cost for federal income tax purposes	$ 158,121
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	23.44%
Technology	17.45%
Financial	15.59%
Consumer, Cyclical	15.03%
Communications	12.29%
Industrial	10.84%
Basic Materials	5.32%
Other Assets in Excess of Liabilities, Net	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.

148

Schedule of Investments
LargeCap Growth Account I
June 30, 2010 (unaudited)

COMMON STOCKS - 97.79%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.06%			Chemicals (continued)
Interpublic Group of Cos Inc (a)	6,279 $	45	Albemarle Corp	1,180 $	47
Omnicom Group Inc	2,172	74	Ashland Inc	77	3
	$ 119		Celanese Corp	2,083	52
Aerospace & Defense - 0.50%			CF Industries Holdings Inc	661	42
Alliant Techsystems Inc (a)	436	27	Eastman Chemical Co	188	10
Boeing Co/The	4,673	293	Ecolab Inc	1,824	82
Goodrich Corp	473	32	EI du Pont de Nemours & Co	2,726	94
Lockheed Martin Corp	2,125	159	FMC Corp	614	35
Rockwell Collins Inc	1,039	55	International Flavors & Fragrances Inc	989	42
United Technologies Corp	7,412	481	Lubrizol Corp	897	72
	$ 1,047		Monsanto Co	4,207	194
Agriculture - 0.41%			Mosaic Co/The	1,218	48
Altria Group Inc	10,859	218	PPG Industries Inc	330	20
Philip Morris International Inc	13,975	640	Praxair Inc	31,170	2,369
	$ 858		RPM International Inc	913	16
Airlines - 0.09%			Sherwin-Williams Co/The	709	49
Continental Airlines Inc (a)	1,836	40	Sigma-Aldrich Corp	1,417	71
Copa Holdings SA	237	11		$ 3,368
Delta Air Lines Inc (a)	6,845	80	Coal - 0.33%
			Alpha Natural Resources Inc (a)	189	6
Southwest Airlines Co	1,275	14
UAL Corp (a)	1,605	33	Arch Coal Inc	1,463	29
	$ 178		Consol Energy Inc	1,322	45
Apparel - 1.39%			Peabody Energy Corp	14,800	579
Coach Inc	71,219	2,604	Walter Energy Inc	520	32
Hanesbrands Inc (a)	1,260	30		$ 691
Nike Inc	3,116	210	Commercial Services - 4.19%
			Alliance Data Systems Corp (a)	660	39
Polo Ralph Lauren Corp	690	50
			Apollo Group Inc (a)	1,652	70
	$ 2,894
Automobile Manufacturers - 0.23%			Automatic Data Processing Inc	3,871	156
Ford Motor Co (a)	29,035	293	Career Education Corp (a)	850	20
Navistar International Corp (a)	897	44	DeVry Inc	828	44
Oshkosh Corp (a)	1,133	36	Education Management Corp (a)	191	3
			Emergency Medical Services Corp (a)	377	19
PACCAR Inc	2,588	103
			FTI Consulting Inc (a)	473	21
	$ 476		Genpact Ltd (a)	104,894	1,629
Automobile Parts & Equipment - 0.10%
Autoliv Inc	377	18	Global Payments Inc	1,068	39
			H&R Block Inc	1,747	27
Johnson Controls Inc	5,523	148	Hewitt Associates Inc (a)	1,109	38
TRW Automotive Holdings Corp (a)	660	18
WABCO Holdings Inc (a)	754	24	Hillenbrand Inc	802	17
			Iron Mountain Inc	2,360	53
	$ 208		ITT Educational Services Inc (a)	472	39
Banks - 3.37%			KAR Auction Services Inc (a)	231	3
Bank of New York Mellon Corp/The	66,069	1,631
			Lender Processing Services Inc	1,272	40
Goldman Sachs Group Inc/The	4,700	617
			Mastercard Inc	22,537	4,497
JP Morgan Chase & Co	50,400	1,845
			Moody's Corp	2,496	50
Morgan Stanley	3,352	78	Morningstar Inc (a)	283	12
Northern Trust Corp	10,600	495
			Paychex Inc	2,481	64
Wells Fargo & Co	92,100	2,358
			RR Donnelley & Sons Co	142	2
	$ 7,024		SEI Investments Co	1,611	33
Beverages - 1.40%			Strayer Education Inc	185	38
Coca-Cola Co/The	14,070	705	Verisk Analytics Inc (a)	1,321	39
Dr Pepper Snapple Group Inc	944	36	Visa Inc	22,964	1,625
PepsiCo Inc	35,735	2,178	Weight Watchers International Inc	424	11
	$ 2,919		Western Union Co/The	6,146	92
Biotechnology - 1.16%				$ 8,720
Celgene Corp (a)	28,908	1,469
Genzyme Corp (a)	1,558	79	Computers - 11.62%
			Accenture PLC - Class A	111,395	4,305
Gilead Sciences Inc (a)	7,649	262	Apple Inc (a)	41,973	10,557

Life Technologies Corp (a)	1,134	54	Cognizant Technology Solutions Corp (a)	55,746	2,791

Millipore Corp (a)	708	75	Dell Inc (a)	15,606	188
Myriad Genetics Inc (a)	1,271	19
			Diebold Inc	189	5
Regeneron Pharmaceuticals Inc (a)	849	19	EMC Corp/Massachusetts (a)	73,537	1,346
Vertex Pharmaceuticals Inc (a)	13,094	431
			Hewlett-Packard Co	21,481	930
	$ 2,408		IBM Corp	11,284	1,394
Building Materials - 0.03%			NCR Corp (a)	2,110	26
Eagle Materials Inc	566	15	NetApp Inc (a)	65,182	2,432
Masco Corp	1,370	15	SanDisk Corp (a)	1,746	73
Owens Corning Inc (a)	802	24	Seagate Technology (a)	4,028	53
	$ 54		Teradata Corp (a)	1,873	57
Chemicals - 1.63%			Western Digital Corp (a)	661	20
Air Products & Chemicals Inc	1,888	122		$ 24,177

See accompanying notes.

149

Schedule of Investments
LargeCap Growth Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.15%			Entertainment - 0.01%
Avery Dennison Corp	95 $	3	Bally Technologies Inc (a)	708 $	23
Clorox Co	1,180	73
Kimberly-Clark Corp	2,928	178	Environmental Control - 1.66%
Scotts Miracle-Gro Co/The	594	26	Nalco Holding Co	1,838	38
Tupperware Brands Corp	802	32	Stericycle Inc (a)	52,073	3,415
	$ 312			$ 3,453
Cosmetics & Personal Care - 1.90%			Food - 0.29%
Alberto-Culver Co	93,575	2,535	Campbell Soup Co	1,416	51
Avon Products Inc	3,291	87	ConAgra Foods Inc	566	13
Colgate-Palmolive Co	3,683	290	General Mills Inc	3,540	126
Estee Lauder Cos Inc/The	1,416	79	Hershey Co/The	1,193	57
Procter & Gamble Co	16,022	961	Kellogg Co	1,960	99
	$ 3,952		Sara Lee Corp	4,201	59
Distribution & Wholesale - 0.46%			Sysco Corp	4,548	130
Fastenal Co	16,820	844	Whole Foods Market Inc (a)	1,794	65
Fossil Inc (a)	660	23		$ 600
LKQ Corp (a)	1,865	36	Forest Products & Paper - 0.04%
WESCO International Inc (a)	292	10	International Paper Co	3,021	68
WW Grainger Inc	520	52	Plum Creek Timber Co Inc	774	27
	$ 965			$ 95
Diversified Financial Services - 3.21%			Hand & Machine Tools - 0.01%
Affiliated Managers Group Inc (a)	549	33	Regal-Beloit Corp	424	24
American Express Co	29,259	1,162
Ameriprise Financial Inc	660	24	Healthcare - Products - 3.63%
BlackRock Inc	141	20	Alcon Inc	613	91
Charles Schwab Corp/The	181,318	2,571	Baxter International Inc	4,297	175
Eaton Vance Corp	1,551	43	Becton Dickinson and Co	2,087	141
Federated Investors Inc	756	16	CareFusion Corp (a)	519	12
Franklin Resources Inc	21,274	1,834	Covidien PLC	4,296	172
IntercontinentalExchange Inc (a)	6,860	776	CR Bard Inc	803	62
Invesco Ltd	1,699	28	DENTSPLY International Inc	1,976	59
NASDAQ OMX Group Inc/The (a)	189	3	Edwards Lifesciences Corp (a)	1,463	82
T Rowe Price Group Inc	2,321	103	Henry Schein Inc (a)	1,180	65
TD Ameritrade Holding Corp (a)	2,975	46	Hill-Rom Holdings Inc	660	20
Waddell & Reed Financial Inc	1,145	25	Hospira Inc (a)	1,399	80
	$ 6,684		IDEXX Laboratories Inc (a)	40,685	2,478
Electric - 0.02%			Intuitive Surgical Inc (a)	7,004	2,211
Calpine Corp (a)	2,077	26	Inverness Medical Innovations Inc (a)	499	13
ITC Holdings Corp	567	30	Johnson & Johnson	3,541	209
	$ 56		Kinetic Concepts Inc (a)	48	2
Electrical Components & Equipment - 0.75%			Medtronic Inc	7,318	266
Emerson Electric Co	35,063	1,532	Patterson Cos Inc	1,337	38
			ResMed Inc (a)	991	60
Hubbell Inc	330	13
			St Jude Medical Inc (a)	2,836	102
	$ 1,545
Electronics - 2.19%			Stryker Corp	22,592	1,131
Agilent Technologies Inc (a)	2,644	75	Thoratec Corp (a)	755	32
			Varian Medical Systems Inc (a)	1,086	57
Amphenol Corp	52,922	2,079
AVX Corp	142	2		$ 7,558
FLIR Systems Inc (a)	1,982	58	Healthcare - Services - 2.99%
			Community Health Systems Inc (a)	618	21
Garmin Ltd	95	3
			Covance Inc (a)	58,661	3,011
Jabil Circuit Inc	1,261	16
			DaVita Inc (a)	46,841	2,925
PerkinElmer Inc	340	7
Thomas & Betts Corp (a)	95	3	Health Management Associates Inc (a)	3,281	25
Trimble Navigation Ltd (a)	81,027	2,269	Laboratory Corp of America Holdings (a)	944	71
Waters Corp (a)	803	52	Lincare Holdings Inc	1,110	36
			Mednax Inc (a)	566	31
	$ 4,564
Energy - Alternate Sources - 0.14%			Quest Diagnostics Inc	1,134	56
First Solar Inc (a)	2,600	296	Tenet Healthcare Corp (a)	4,336	19
				$ 6,195
Engineering & Contruction - 2.46%			Home Builders - 0.00%
ABB Ltd ADR(a)	145,057	2,507	Thor Industries Inc	424	10
Aecom Technology Corp (a)	378	9
Chicago Bridge & Iron Co NV (a)	519	10	Home Furnishings - 0.03%
			Tempur-Pedic International Inc (a)	944	29
Fluor Corp	142	6
Jacobs Engineering Group Inc (a)	69,028	2,515	Whirlpool Corp	424	37
McDermott International Inc (a)	2,361	51		$ 66
Shaw Group Inc/The (a)	614	21	Housewares - 0.01%
	$ 5,119		Toro Co	445	22

See accompanying notes.

150

Schedule of Investments
LargeCap Growth Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance - 0.22%			Media (continued)
ACE Ltd	660 $	34	Walt Disney Co/The	40,000 $	1,260
Aflac Inc	3,872	165		$ 1,926
Arthur J Gallagher & Co	331	8	Metal Fabrication & Hardware - 0.71%
Axis Capital Holdings Ltd	503	15	Precision Castparts Corp	13,927	1,433
Brown & Brown Inc	756	15	Timken Co	802	21
Endurance Specialty Holdings Ltd	48	2	Valmont Industries Inc	281	20
Erie Indemnity Co	273	12		$ 1,474
Genworth Financial Inc (a)	1,181	15
			Mining - 0.26%
Marsh & McLennan Cos Inc	3,776	85	Freeport-McMoRan Copper & Gold Inc	3,824	226
MetLife Inc	1,416	54	Newmont Mining Corp	4,202	259
Travelers Cos Inc/The	755	37	Southern Copper Corp	1,723	46
Validus Holdings Ltd	179	4	Titanium Metals Corp (a)	1,085	19
	$ 446			$ 550
Internet - 6.67%			Miscellaneous Manufacturing - 3.45%
Akamai Technologies Inc (a)	21,433	870
			3M Co	16,084	1,271
Amazon.com Inc (a)	29,568	3,231
			Carlisle Cos Inc	48	2
Baidu Inc/China ADR(a)	11,400	776
			Cooper Industries PLC	1,463	64
eBay Inc (a)	3,467	68
			Danaher Corp	129,204	4,796
Expedia Inc	1,086	20	Donaldson Co Inc	991	42
Google Inc (a)	17,775	7,909
			Dover Corp	1,511	63
Liberty Media Corp - Interactive (a)	71,600	752
			Eaton Corp	566	37
NetFlix Inc (a)	532	58
			General Electric Co	21,481	310
Priceline.com Inc (a)	390	69
			Harsco Corp	95	2
Symantec Corp (a)	945	13
			Honeywell International Inc	6,498	254
VeriSign Inc (a)	2,361	63
			Illinois Tool Works Inc	3,824	158
Yahoo! Inc (a)	4,438	61
			Leggett & Platt Inc	1,231	25
	$ 13,890		Pall Corp	1,563	54
Iron & Steel - 0.04%			Parker Hannifin Corp	566	31
Carpenter Technology Corp	566	18	Textron Inc	1,794	30
Cliffs Natural Resources Inc	1,180	56	Tyco International Ltd	944	33
Schnitzer Steel Industries Inc	48	2		$ 7,172
	$ 76		Office & Business Equipment - 0.02%
Leisure Products & Services - 0.43%			Pitney Bowes Inc	1,888	41
Carnival Corp	29,000	877
WMS Industries Inc (a)	755	30	Oil & Gas - 4.72%
	$ 907		Atwood Oceanics Inc (a)	142	3
Lodging - 1.39%			Canadian Natural Resources Ltd	83,462	2,774
Las Vegas Sands Corp (a)	2,407	53	Chevron Corp	944	64
Marriott International Inc/DE	53,891	1,613	Cimarex Energy Co	1,085	78
MGM Resorts International (a)	56,500	545	ConocoPhillips	4,957	243
Starwood Hotels & Resorts Worldwide Inc	16,352	678	Diamond Offshore Drilling Inc	284	18
	$ 2,889		EOG Resources Inc	22,035	2,167
Machinery - Construction & Mining - 0.19%			EQT Corp	1,913	69
Bucyrus International Inc	944	45	Exxon Mobil Corp	40,696	2,322
Caterpillar Inc	4,768	286	Marathon Oil Corp	2,407	75
Joy Global Inc	1,193	60	Murphy Oil Corp	283	14
	$ 391		Nabors Industries Ltd (a)	1,463	26
Machinery - Diversified - 1.64%			Occidental Petroleum Corp	1,416	109
			Pride International Inc (a)	1,078	24
Cummins Inc	1,746	114
Deere & Co	3,493	195	Range Resources Corp	14,569	585
			Rowan Cos Inc (a)	267	6
Flowserve Corp	614	52
Gardner Denver Inc	613	27	SM Energy Co	566	23
			Southwestern Energy Co (a)	2,648	102
Graco Inc	755	21
IDEX Corp	642	18	Suncor Energy Inc	36,300	1,069
			Ultra Petroleum Corp (a)	1,133	50
Rockwell Automation Inc	11,227	551
Roper Industries Inc	43,888	2,456		$ 9,821
Wabtec Corp/DE	95	4	Oil & Gas Services - 3.60%
	$ 3,438		Baker Hughes Inc	1,510	63
			Cameron International Corp (a)	1,926	63
Media - 0.93%
			FMC Technologies Inc (a)	43,314	2,281
CBS Corp	1,038	13
DIRECTV (a)	7,742	263	Halliburton Co	7,884	193
Discovery Communications Inc - A Shares (a)	1,557	55	Schlumberger Ltd	87,389	4,837
			Weatherford International Ltd (a)	3,824	50
Factset Research Systems Inc	613	41
John Wiley & Sons Inc	550	21		$ 7,487
McGraw-Hill Cos Inc/The	1,936	55	Packaging & Containers - 0.06%
News Corp - Class A	6,137	73	Ball Corp	237	13
Scripps Networks Interactive	1,133	46	Crown Holdings Inc (a)	2,128	53
Time Warner Inc	1,794	52	Owens-Illinois Inc (a)	661	17
Viacom Inc	1,510	47	Pactiv Corp (a)	1,510	42
				$ 125

See accompanying notes.

151

Schedule of Investments
LargeCap Growth Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals - 4.45%			Retail (continued)
Abbott Laboratories	10,576 $	495	Urban Outfitters Inc (a)	76,170 $	2,619
Allergan Inc/United States	70,094	4,084	Walgreen Co	7,979	213
AmerisourceBergen Corp	2,176	69	Wal-Mart Stores Inc	9,348	449
Cardinal Health Inc	1,605	54	Williams-Sonoma Inc	1,227	30
Eli Lilly & Co	2,031	68	Yum! Brands Inc	3,559	139
Express Scripts Inc (a)	33,980	1,598		$ 14,981
Herbalife Ltd	819	38	Savings & Loans - 0.00%
McKesson Corp	27,092	1,820	Hudson City Bancorp Inc	520	6
Medco Health Solutions Inc (a)	16,019	882
Mylan Inc/PA (a)	2,901	49	Semiconductors - 2.82%
Omnicare Inc	142	3	Advanced Micro Devices Inc (a)	2,928	21
Perrigo Co	1,060	63	Altera Corp	2,267	56
Valeant Pharmaceuticals International (a)	709	37	Analog Devices Inc	2,648	74
Warner Chilcott PLC (a)	1,133	26	Applied Materials Inc	89,375	1,075
	$ 9,286		ASML Holding NV	29,300	805
Pipelines - 0.04%			Atmel Corp (a)	5,287	26
El Paso Corp	1,653	18	Avago Technologies Ltd (a)	1,369	29
Williams Cos Inc	3,068	56	Broadcom Corp	21,987	725
	$ 74		Cree Inc (a)	794	48
Real Estate - 0.04%			Intel Corp	34,842	678
CB Richard Ellis Group Inc (a)	3,536	48	Intersil Corp	807	10
Jones Lang LaSalle Inc	519	34	Linear Technology Corp	1,699	47
	$ 82		Marvell Technology Group Ltd (a)	72,157	1,137
REITS - 0.20%			National Semiconductor Corp	3,054	41
			NVIDIA Corp (a)	75,740	773
Apartment Investment & Management Co	755	14
			ON Semiconductor Corp (a)	5,594	36
Digital Realty Trust Inc	1,013	58
			QLogic Corp (a)	1,581	26
Equity Residential	236	10
			Rambus Inc (a)	1,321	23
Essex Property Trust Inc	141	14
			Skyworks Solutions Inc (a)	2,266	38
Federal Realty Investment Trust	472	33
			Teradyne Inc (a)	2,303	22
Public Storage Inc	1,134	100
Simon Property Group Inc	1,746	141	Texas Instruments Inc	5,052	118
Ventas Inc	566	27	Xilinx Inc	2,498	63
Vornado Realty Trust	188	14		$ 5,871
	$ 411		Software - 3.44%
			Adobe Systems Inc (a)	4,038	107
Retail - 7.20%
			Allscripts-Misys Healthcare Solutions Inc (a)	844	14
Advance Auto Parts Inc	1,169	58
Aeropostale Inc (a)	1,252	36	ANSYS Inc (a)	1,180	48
			BMC Software Inc (a)	1,620	56
American Eagle Outfitters Inc	661	8
AutoZone Inc (a)	397	77	Broadridge Financial Solutions Inc	1,160	22
Bed Bath & Beyond Inc (a)	28,517	1,057	CA Inc	4,036	74
			Cerner Corp (a)	897	68
Best Buy Co Inc	2,991	101
Big Lots Inc (a)	1,038	33	Citrix Systems Inc (a)	56,866	2,402
			Compuware Corp (a)	1,605	13
Brinker International Inc	1,359	20
CarMax Inc (a)	2,879	57	Dun & Bradstreet Corp	671	45
			Emdeon Inc (a)	274	3
Chico's FAS Inc	2,213	22
Chipotle Mexican Grill Inc (a)	424	58	Informatica Corp (a)	1,180	28
			Intuit Inc (a)	2,493	87
Costco Wholesale Corp	55,068	3,019
Dick's Sporting Goods Inc (a)	1,143	28	Microsoft Corp	45,088	1,037
Dollar Tree Inc (a)	1,629	68	MSCI Inc (a)	1,332	37
Family Dollar Stores Inc	1,747	66	Oracle Corp	33,528	720
			Red Hat Inc (a)	2,514	73
Gap Inc/The	3,541	69
			Salesforce.com Inc (a)	25,497	2,188
Guess? Inc	777	24
			Sybase Inc (a)	1,133	73
Home Depot Inc	14,730	413
J Crew Group Inc (a)	708	26	VMware Inc (a)	944	59
Kohl's Corp (a)	18,883	897		$ 7,154
Lowe's Cos Inc	78,783	1,609	Telecommunications - 7.07%
Ltd Brands Inc	3,399	75	Amdocs Ltd (a)	755	20
Macy's Inc	519	9	American Tower Corp (a)	40,369	1,797
McDonald's Corp	8,168	538	Cisco Systems Inc (a)	166,361	3,545
Nordstrom Inc	2,195	71	Corning Inc	42,703	690
O'Reilly Automotive Inc (a)	15,600	742	Crown Castle International Corp (a)	29,632	1,103
Panera Bread Co (a)	366	28	Frontier Communications Corp	1,835	13
PetSmart Inc	1,511	46	Harris Corp	1,652	69
Phillips-Van Heusen Corp	708	33	Juniper Networks Inc (a)	98,034	2,237
Ross Stores Inc	1,125	60	MetroPCS Communications Inc (a)	1,557	13
Staples Inc	6,372	121	NeuStar Inc (a)	961	20
Starbucks Corp	62,236	1,512	NII Holdings Inc (a)	1,699	55
Target Corp	6,421	316	Qualcomm Inc	153,253	5,033
Tiffany & Co	1,510	57	SBA Communications Corp (a)	1,550	53
TJX Cos Inc	3,541	148	tw telecom inc (a)	1,984	33
Tractor Supply Co	472	29

See accompanying notes.

152

Schedule of Investments
LargeCap Growth Account I
June 30, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Sector	Percent
COMMON STOCKS (continued)	Shares Held Value (000's)
			Consumer, Non-cyclical	20.57%
Telecommunications (continued)
			Technology	17.90%
Windstream Corp	2,698 $	29
			Industrial	15.32%
		$ 14,710	Communications	14.73%
Toys, Games & Hobbies - 0.06%			Consumer, Cyclical	11.41%
Hasbro Inc	1,652	68	Energy	8.83%
Mattel Inc	2,692	57	Financial	8.81%
		$ 125	Basic Materials	1.97%
Transportation - 1.68%			Utilities	0.02%
CH Robinson Worldwide Inc	1,305	73	Other Assets in Excess of Liabilities, Net	0.44%
Con-way Inc	48	1	TOTAL NET ASSETS	100.00%
Expeditors International of Washington Inc	53,939	1,861
FedEx Corp	1,746	122
			Other Assets Summary (unaudited)
Frontline Ltd/Bermuda	566	16
Kansas City Southern (a)	755	27	Asset Type	Percent
Landstar System Inc	660	26	Futures	2.22%
Ryder System Inc	377	15
United Parcel Service Inc	23,540	1,340
UTI Worldwide Inc	1,085	13
		$ 3,494
TOTAL COMMON STOCKS		$ 203,507
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.77%	(000's)	Value (000's)
Banks - 1.77%
Investment in Joint Trading Account; Bank of	$ 1,420	$ 1,420
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $1,448,612; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	595	595
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $606,930; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	351	351
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $357,859; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	1,325	1,325
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $1,351,276; 0.00%
- 2.50%; dated 07/12/10 - 04/29/14)
		$ 3,691
TOTAL REPURCHASE AGREEMENTS		$ 3,691
Total Investments		$ 207,198
Other Assets in Excess of Liabilities, Net -
0.44%		$ 920
TOTAL NET ASSETS - 100.00%		$ 208,118

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 24,302
Unrealized Depreciation	(12,783)
Net Unrealized Appreciation (Depreciation)	$ 11,519
Cost for federal income tax purposes	$ 195,679
All dollar amounts are shown in thousands (000's)

See accompanying notes.

153

Schedule of Investments
LargeCap Growth Account I
June 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; September 2010	Long	18	$4,850	$ 4,619	$ (231)
					$ (231)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

154

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2010 (unaudited)

COMMON STOCKS - 94.43%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.14%			Beverages (continued)
Interpublic Group of Cos Inc (a)	9,097 $	65	PepsiCo Inc	29,984 $	1,828
Omnicom Group Inc	5,707	196		$ 4,600
	$ 261		Biotechnology - 1.46%
Aerospace & Defense - 2.14%			Amgen Inc (a)	17,810	937
Boeing Co/The	14,112	885	Biogen Idec Inc (a)	4,964	236
General Dynamics Corp	7,172	420	Celgene Corp (a)	8,568	435
Goodrich Corp	2,327	154	Genzyme Corp (a)	4,962	252
L-3 Communications Holdings Inc	2,152	152	Gilead Sciences Inc (a)	16,545	567
Lockheed Martin Corp	5,794	432	Life Technologies Corp (a)	3,395	160
Northrop Grumman Corp	5,600	305	Millipore Corp (a)	1,042	111
Raytheon Co	7,085	343		$ 2,698
Rockwell Collins Inc	2,926	155	Building Materials - 0.04%
United Technologies Corp	17,348	1,126	Masco Corp	6,669	72
	$ 3,972
Agriculture - 1.64%			Chemicals - 1.75%
Altria Group Inc	38,719	776	Air Products & Chemicals Inc	3,948	256
Archer-Daniels-Midland Co	11,956	309	Airgas Inc	1,552	97
Lorillard Inc	2,842	205	CF Industries Holdings Inc	1,321	84
Philip Morris International Inc	34,430	1,578	Dow Chemical Co/The	21,472	509
Reynolds American Inc	3,143	164	Eastman Chemical Co	1,346	72
	$ 3,032		Ecolab Inc	4,339	195
Airlines - 0.08%			EI du Pont de Nemours & Co	16,845	583
Southwest Airlines Co	13,841	154	FMC Corp	1,352	77
			International Flavors & Fragrances Inc	1,479	63
Apparel - 0.48%			Monsanto Co	10,143	469
Coach Inc	5,673	207	PPG Industries Inc	3,092	187
Nike Inc	7,224	488	Praxair Inc	5,688	432
Polo Ralph Lauren Corp	1,222	89	Sherwin-Williams Co/The	1,714	119
VF Corp	1,638	117	Sigma-Aldrich Corp	2,257	112
	$ 901			$ 3,255
Automobile Manufacturers - 0.49%			Coal - 0.21%
Ford Motor Co (a)	63,336	638	Consol Energy Inc	4,196	142
PACCAR Inc	6,784	270	Massey Energy Co	1,914	52
	$ 908		Peabody Energy Corp	4,997	196
Automobile Parts & Equipment - 0.20%				$ 390
Goodyear Tire & Rubber Co/The (a)	4,516	45	Commercial Services - 1.36%
Johnson Controls Inc	12,507	336	Apollo Group Inc (a)	2,339	99
	$ 381		Automatic Data Processing Inc	9,352	377
Banks - 8.43%			DeVry Inc	1,152	61
Bank of America Corp	186,535	2,681	Equifax Inc	2,354	66
Bank of New York Mellon Corp/The	22,551	557	H&R Block Inc	6,121	96
BB&T Corp	12,868	339	Iron Mountain Inc	3,364	76
Capital One Financial Corp	8,488	342	Mastercard Inc	1,800	359
Citigroup Inc (a)	420,264	1,580	Monster Worldwide Inc (a)	2,345	27
Comerica Inc	3,278	121	Moody's Corp	3,657	73
Fifth Third Bancorp	14,777	182	Paychex Inc	5,980	155
First Horizon National Corp (a)	4,251	49	Quanta Services Inc (a)	3,922	81
Goldman Sachs Group Inc/The	9,571	1,256	Robert Half International Inc	2,789	66
Huntington Bancshares Inc/OH	13,323	74	RR Donnelley & Sons Co	3,836	63
			SAIC Inc (a)	5,440	91
JP Morgan Chase & Co	73,974	2,708
KeyCorp	16,345	126	Total System Services Inc	3,670	50
M&T Bank Corp	1,547	131	Visa Inc	8,415	596
Marshall & Ilsley Corp	9,803	70	Western Union Co/The	12,497	186
Morgan Stanley	25,989	603		$ 2,522
Northern Trust Corp	4,497	210	Computers - 6.09%
PNC Financial Services Group Inc	9,780	552	Apple Inc (a)	16,918	4,255
Regions Financial Corp	22,171	146	Cognizant Technology Solutions Corp (a)	5,567	278
State Street Corp	9,328	315	Computer Sciences Corp	2,868	130
SunTrust Banks Inc	9,294	216	Dell Inc (a)	32,037	386
US Bancorp	35,639	796	EMC Corp/Massachusetts (a)	38,218	699
Wells Fargo & Co	96,868	2,480	Hewlett-Packard Co	43,403	1,879
Zions Bancorporation	2,980	64	IBM Corp	23,842	2,944
	$ 15,598		Lexmark International Inc (a)	1,460	48
			NetApp Inc (a)	6,408	239
Beverages - 2.49%
			SanDisk Corp (a)	4,276	180
Brown-Forman Corp	2,021	115
			Teradata Corp (a)	3,103	95
Coca-Cola Co/The	42,893	2,150
			Western Digital Corp (a)	4,261	129
Coca-Cola Enterprises Inc	6,048	156
Constellation Brands Inc (a)	3,566	56		$ 11,262
Dr Pepper Snapple Group Inc	4,568	171	Consumer Products - 0.44%
Molson Coors Brewing Co	2,933	124	Avery Dennison Corp	2,053	66

See accompanying notes.

155

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Clorox Co	2,619 $	163	Amphenol Corp	3,227 $	127
Fortune Brands Inc	2,832	111	FLIR Systems Inc (a)	2,851	83
Kimberly-Clark Corp	7,697	466	Jabil Circuit Inc	3,602	48
	$ 806		PerkinElmer Inc	2,190	45
Cosmetics & Personal Care - 2.31%			Thermo Fisher Scientific Inc (a)	7,630	374
Avon Products Inc	7,965	211	Waters Corp (a)	1,728	112
Colgate-Palmolive Co	9,119	718		$ 973
Estee Lauder Cos Inc/The	2,225	124	Energy - Alternate Sources - 0.06%
Procter & Gamble Co (b)	53,544	3,212	First Solar Inc (a)	904	103
	$ 4,265
Distribution & Wholesale - 0.19%			Engineering & Contruction - 0.12%
Fastenal Co	2,440	122	Fluor Corp	3,323	141
Genuine Parts Co	2,952	116	Jacobs Engineering Group Inc (a)	2,324	85
WW Grainger Inc	1,152	115		$ 226
	$ 353		Entertainment - 0.05%
Diversified Financial Services - 1.64%			International Game Technology	5,542	87
American Express Co	22,334	887
Ameriprise Financial Inc	4,755	172	Environmental Control - 0.31%
Charles Schwab Corp/The	18,196	258	Republic Services Inc	6,034	179
CME Group Inc	1,221	344	Stericycle Inc (a)	1,573	103
Discover Financial Services	10,111	141	Waste Management Inc	8,980	281
E*Trade Financial Corp (a)	3,682	44		$ 563
Federated Investors Inc	1,651	34	Food - 2.02%
Franklin Resources Inc	2,747	237	Campbell Soup Co	3,479	125
IntercontinentalExchange Inc (a)	1,375	155	ConAgra Foods Inc	8,284	193
Invesco Ltd	8,686	146	Dean Foods Co (a)	3,375	34
Janus Capital Group Inc	3,416	30	General Mills Inc	12,337	438
Legg Mason Inc	3,061	86	Hershey Co/The	3,084	148
NASDAQ OMX Group Inc/The (a)	2,710	48	HJ Heinz Co	5,880	254
NYSE Euronext	4,853	134	Hormel Foods Corp	1,288	52
SLM Corp (a)	9,031	94	JM Smucker Co/The	2,215	133
T Rowe Price Group Inc	4,826	214	Kellogg Co	4,742	239
	$ 3,024		Kraft Foods Inc	32,415	908
Electric - 3.11%			Kroger Co/The	12,015	236
AES Corp/The (a)	12,422	115	McCormick & Co Inc/MD	2,463	93
Allegheny Energy Inc	3,153	65	Safeway Inc	7,225	142
Ameren Corp	4,430	105	Sara Lee Corp	12,294	173
American Electric Power Co Inc	8,903	288	SUPERVALU Inc	3,946	43
CMS Energy Corp	4,274	63	Sysco Corp	10,999	314
Consolidated Edison Inc	5,242	226	Tyson Foods Inc	5,677	93
Constellation Energy Group Inc	3,750	121	Whole Foods Market Inc (a)	3,188	115
Dominion Resources Inc/VA	11,082	429		$ 3,733
DTE Energy Co	3,131	143	Forest Products & Paper - 0.27%
Duke Energy Corp	24,414	391	International Paper Co	8,117	184
Edison International	6,058	192	MeadWestvaco Corp	3,176	70
Entergy Corp	3,520	252	Plum Creek Timber Co Inc	3,030	105
Exelon Corp	12,282	466	Weyerhaeuser Co	3,934	138
FirstEnergy Corp	5,668	200		$ 497
Integrys Energy Group Inc	1,432	63	Gas - 0.23%
NextEra Energy Inc	7,710	376	CenterPoint Energy Inc	7,742	102
Northeast Utilities	3,272	83	Nicor Inc	842	34
NRG Energy Inc (a)	4,747	101	NiSource Inc	5,158	75
Pepco Holdings Inc	4,150	65	Sempra Energy	4,602	215
PG&E Corp	6,923	285		$ 426
Pinnacle West Capital Corp	2,016	73	Hand & Machine Tools - 0.11%
PPL Corp	8,705	217	Snap-On Inc	1,075	44
Progress Energy Inc	5,339	210	Stanley Black & Decker Inc	2,982	151
Public Service Enterprise Group Inc	9,407	295		$ 195
SCANA Corp	2,108	75	Healthcare - Products - 3.36%
Southern Co	15,330	510	Baxter International Inc	11,089	451
TECO Energy Inc	3,977	60	Becton Dickinson and Co	4,338	293
Wisconsin Energy Corp	2,173	110	Boston Scientific Corp (a)	28,192	163
Xcel Energy Inc	8,544	176	CareFusion Corp (a)	3,306	75
	$ 5,755		CR Bard Inc	1,768	137
Electrical Components & Equipment - 0.36%			DENTSPLY International Inc	2,721	81
Emerson Electric Co	14,003	612	Hospira Inc (a)	3,084	177
Molex Inc	2,524	46	Intuitive Surgical Inc (a)	728	230
	$ 658		Johnson & Johnson	51,279	3,029
Electronics - 0.53%			Medtronic Inc	20,480	743
Agilent Technologies Inc (a)	6,471	184	Patterson Cos Inc	1,735	50

See accompanying notes.

156

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
St Jude Medical Inc (a)	6,075 $	219	Nucor Corp	5,859 $	224
Stryker Corp	5,237	262	United States Steel Corp	2,666	103
Varian Medical Systems Inc (a)	2,297	120		$ 551
Zimmer Holdings Inc (a)	3,771	204	Leisure Products & Services - 0.18%
	$ 6,234		Carnival Corp	8,049	243
Healthcare - Services - 1.08%			Harley-Davidson Inc	4,378	97
Aetna Inc	7,900	208		$ 340
CIGNA Corp	5,144	160	Lodging - 0.24%
Coventry Health Care Inc (a)	2,751	49	Marriott International Inc/DE	4,770	143
DaVita Inc (a)	1,932	121	Starwood Hotels & Resorts Worldwide Inc	3,523	146
Humana Inc (a)	3,164	144	Wyndham Worldwide Corp	3,346	67
Laboratory Corp of America Holdings (a)	1,934	146	Wynn Resorts Ltd	1,284	98
Quest Diagnostics Inc	2,810	140		$ 454
Tenet Healthcare Corp (a)	8,102	35
			Machinery - Construction & Mining - 0.38%
UnitedHealth Group Inc	21,133	600	Caterpillar Inc	11,671	701
WellPoint Inc (a)	7,942	389
	$ 1,992		Machinery - Diversified - 0.54%
Holding Companies - Diversified - 0.04%			Cummins Inc	3,729	243
Leucadia National Corp (a)	3,528	69	Deere & Co	7,899	440
			Flowserve Corp	1,042	88
Home Builders - 0.08%			Rockwell Automation Inc	2,651	130
DR Horton Inc	5,147	51	Roper Industries Inc	1,746	98
Lennar Corp	3,026	42		$ 999
Pulte Group Inc (a)	5,904	49
			Media - 2.80%
	$ 142		CBS Corp	12,642	163
Home Furnishings - 0.09%			Comcast Corp - Class A	52,460	911
Harman International Industries Inc (a)	1,293	39	DIRECTV (a)	16,897	573
Whirlpool Corp	1,397	123	Discovery Communications Inc - A Shares (a)	5,286	189
	$ 162		Gannett Co Inc	4,428	60
Housewares - 0.04%			McGraw-Hill Cos Inc/The	5,866	165
Newell Rubbermaid Inc	5,172	76	Meredith Corp	684	21
			New York Times Co/The (a)	2,166	19
Insurance - 3.66%			News Corp - Class A	41,903	501
Aflac Inc	8,730	372	Scripps Networks Interactive	1,670	67
Allstate Corp/The	10,001	287	Time Warner Cable Inc	6,582	343
American International Group Inc (a)	2,511	86	Time Warner Inc	21,191	613
Aon Corp	5,009	186	Viacom Inc	11,292	354
Assurant Inc	2,079	72	Walt Disney Co/The	36,414	1,147
Berkshire Hathaway Inc (a)	30,777	2,453	Washington Post Co/The	113	46
Chubb Corp	6,075	304		$ 5,172
Cincinnati Financial Corp	3,030	78	Metal Fabrication & Hardware - 0.15%
Genworth Financial Inc (a)	9,093	119	Precision Castparts Corp	2,644	272
Hartford Financial Services Group Inc	8,257	183
Lincoln National Corp	5,624	137	Mining - 0.76%
Loews Corp	6,536	218	Alcoa Inc	18,983	191
Marsh & McLennan Cos Inc	10,063	227	Freeport-McMoRan Copper & Gold Inc	8,770	519
MetLife Inc	15,248	576	Newmont Mining Corp	9,134	564
Progressive Corp/The	12,465	233	Titanium Metals Corp (a)	1,569	28
Prudential Financial Inc	8,664	465	Vulcan Materials Co	2,374	104
Torchmark Corp	1,534	76		$ 1,406
Travelers Cos Inc/The	9,209	454	Miscellaneous Manufacturing - 3.26%
Unum Group	6,188	134	3M Co	13,258	1,047
XL Capital Ltd	6,360	102	Danaher Corp	9,778	363
	$ 6,762		Dover Corp	3,472	145
Internet - 2.26%			Eastman Kodak Co (a)	4,995	22
Akamai Technologies Inc (a)	3,200	130	Eaton Corp	3,116	204
Amazon.com Inc (a)	6,380	697	General Electric Co	198,500	2,863
eBay Inc (a)	21,141	415	Honeywell International Inc	14,245	556
Expedia Inc	3,855	72	Illinois Tool Works Inc	7,194	297
Google Inc (a)	4,500	2,002	ITT Corp	3,412	153
McAfee Inc (a)	2,901	89	Leggett & Platt Inc	2,753	55
Priceline.com Inc (a)	882	156	Pall Corp	2,174	75
Symantec Corp (a)	14,853	206	Parker Hannifin Corp	2,994	166
VeriSign Inc (a)	3,393	90	Textron Inc	5,082	86
Yahoo! Inc (a)	21,889	303		$ 6,032
	$ 4,160		Office & Business Equipment - 0.16%
Iron & Steel - 0.29%			Pitney Bowes Inc	3,858	85
AK Steel Holding Corp	2,043	24	Xerox Corp	25,639	206
Allegheny Technologies Inc	1,832	81		$ 291
Cliffs Natural Resources Inc	2,518	119

See accompanying notes.

157

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 8.17%			Publicly Traded Investment Fund - 0.78%
Anadarko Petroleum Corp	9,198 $	332	iShares S&P 500 Index Fund/US	14,011 $	1,450
Apache Corp	6,271	528
Cabot Oil & Gas Corp	1,932	60	Real Estate - 0.04%
Chesapeake Energy Corp	12,102	253	CB Richard Ellis Group Inc (a)	5,025	68
Chevron Corp	37,345	2,534
ConocoPhillips	27,671	1,358	REITS - 1.21%
Denbury Resources Inc (a)	7,423	109	Apartment Investment & Management Co	2,172	42
Devon Energy Corp	8,309	506	AvalonBay Communities Inc	1,543	144
Diamond Offshore Drilling Inc	1,292	80	Boston Properties Inc	2,585	184
EOG Resources Inc	4,707	463	Equity Residential	5,261	219
EQT Corp	2,675	97	HCP Inc	5,465	176
Exxon Mobil Corp (b)	95,045	5,424	Health Care REIT Inc	2,308	97
Helmerich & Payne Inc	1,966	72	Host Hotels & Resorts Inc	12,237	165
Hess Corp	5,433	274	Kimco Realty Corp	7,541	101
Marathon Oil Corp	13,191	410	ProLogis	8,861	90
Murphy Oil Corp	3,560	177	Public Storage Inc	2,526	222
Nabors Industries Ltd (a)	5,303	93	Simon Property Group Inc	5,442	439
Noble Energy Inc	3,247	196	Ventas Inc	2,916	137
Occidental Petroleum Corp	15,100	1,165	Vornado Realty Trust	2,942	215
Pioneer Natural Resources Co	2,155	128		$ 2,231
Questar Corp	3,255	148	Retail - 5.72%
Range Resources Corp	2,964	119	Abercrombie & Fitch Co	1,640	50
Rowan Cos Inc (a)	2,127	47	AutoNation Inc (a)	1,658	32
Southwestern Energy Co (a)	6,436	249	AutoZone Inc (a)	544	105
Sunoco Inc	2,241	78	Bed Bath & Beyond Inc (a)	4,895	181
Tesoro Corp	2,626	31	Best Buy Co Inc	6,432	218
Valero Energy Corp	10,513	189	Big Lots Inc (a)	1,495	48
	$ 15,120		CarMax Inc (a)	4,145	83
Oil & Gas Services - 1.44%			Costco Wholesale Corp	8,199	449
Baker Hughes Inc	7,977	332	CVS Caremark Corp	25,302	742
Cameron International Corp (a)	4,540	148	Darden Restaurants Inc	2,614	102
FMC Technologies Inc (a)	2,261	119	Family Dollar Stores Inc	2,511	95
Halliburton Co	16,831	413	GameStop Corp (a)	2,841	53
National Oilwell Varco Inc	7,790	257	Gap Inc/The	8,346	163
Schlumberger Ltd	22,177	1,227	Home Depot Inc	31,241	877
Smith International Inc	4,621	174	JC Penney Co Inc	4,392	94
	$ 2,670		Kohl's Corp (a)	5,725	272
Packaging & Containers - 0.19%			Lowe's Cos Inc	26,572	543
Ball Corp	1,717	91	Ltd Brands Inc	5,018	111
Bemis Co Inc	2,028	55	Macy's Inc	7,848	140
Owens-Illinois Inc (a)	3,067	81	McDonald's Corp	20,001	1,317
Pactiv Corp (a)	2,471	69	Nordstrom Inc	3,096	100
Sealed Air Corp	2,965	58	Office Depot Inc (a)	5,122	21
	$ 354		O'Reilly Automotive Inc (a)	2,568	122
Pharmaceuticals - 5.19%			RadioShack Corp	2,331	45
Abbott Laboratories	28,698	1,343	Ross Stores Inc	2,278	121
			Sears Holdings Corp (a)	897	58
Allergan Inc/United States	5,717	333
AmerisourceBergen Corp	5,253	167	Staples Inc	13,571	258
Bristol-Myers Squibb Co	31,973	798	Starbucks Corp	13,853	337
Cardinal Health Inc	6,732	226	Target Corp	13,693	673
Cephalon Inc (a)	1,398	79	Tiffany & Co	2,364	90
Eli Lilly & Co	18,867	632	TJX Cos Inc	7,585	318
Express Scripts Inc (a)	10,190	479	Urban Outfitters Inc (a)	2,422	83
Forest Laboratories Inc (a)	5,622	154	Walgreen Co	18,191	486
King Pharmaceuticals Inc (a)	4,641	35	Wal-Mart Stores Inc	38,624	1,857
McKesson Corp	5,046	339	Yum! Brands Inc	8,691	339
Mead Johnson Nutrition Co	3,802	191		$ 10,583
Medco Health Solutions Inc (a)	8,494	468	Savings & Loans - 0.11%
Merck & Co Inc	57,975	2,027	Hudson City Bancorp Inc	8,811	108
Mylan Inc/PA (a)	5,742	98	People's United Financial Inc	6,967	94
Pfizer Inc (b)	149,967	2,139		$ 202
Watson Pharmaceuticals Inc (a)	1,992	81	Semiconductors - 2.39%
	$ 9,589		Advanced Micro Devices Inc (a)	10,516	77
Pipelines - 0.36%			Altera Corp	5,608	139
El Paso Corp	13,084	145	Analog Devices Inc	5,540	154
Oneok Inc	1,976	85	Applied Materials Inc	24,974	300
Spectra Energy Corp	12,048	242	Broadcom Corp	8,029	265
Williams Cos Inc	10,863	199	Intel Corp	103,447	2,012
	$ 671		KLA-Tencor Corp	3,161	88
			Linear Technology Corp	4,167	116
			LSI Corp (a)	12,152	56

See accompanying notes.

158

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
MEMC Electronic Materials Inc (a)	4,228 $	42	REPURCHASE AGREEMENTS - 4.63%	(000's)	Value (000's)
Microchip Technology Inc	3,450	96	Banks - 4.63%
Micron Technology Inc (a)	15,883	135	Investment in Joint Trading Account; Bank of	$ 3,297	$ 3,297
National Semiconductor Corp	4,426	59	America Repurchase Agreement; 0.02%
Novellus Systems Inc (a)	1,786	45	dated 06/30/10 maturing 07/01/10
NVIDIA Corp (a)	10,638	108	(collateralized by Sovereign Agency Issues
QLogic Corp (a)	2,074	34	and US Treasury Note; $3,363,034; 0.00% -
Teradyne Inc (a)	3,351	33	4.75%; dated 05/15/14 - 07/15/17)
Texas Instruments Inc	22,724	529	Investment in Joint Trading Account; Credit Suisse	1,381	1,381
Xilinx Inc	5,092	129	Repurchase Agreement; 0.01% dated
	$ 4,417		06/30/10 maturing 07/01/10 (collateralized by
Software - 3.61%			US Treasury Note; $1,409,018; 1.38%; dated
Adobe Systems Inc (a)	9,787	259	01/15/13)
Autodesk Inc (a)	4,266	104	Investment in Joint Trading Account; Deutsche	814	815
BMC Software Inc (a)	3,375	117	Bank Repurchase Agreement; 0.03% dated
CA Inc	7,261	133	06/30/10 maturing 07/01/10 (collateralized by
Cerner Corp (a)	1,269	96	Sovereign Agency Issues; $830,789; 4.13% -
Citrix Systems Inc (a)	3,453	146	4.50%; dated 01/15/13 - 09/27/13)
Compuware Corp (a)	4,184	33	Investment in Joint Trading Account; Morgan	3,076	3,076
Dun & Bradstreet Corp	937	63	Stanley Repurchase Agreement; 0.02% dated
Electronic Arts Inc (a)	6,095	88	06/30/10 maturing 07/01/10 (collateralized by
Fidelity National Information Services Inc	6,161	165	Sovereign Agency Issues; $3,137,060; 0.00%
Fiserv Inc (a)	2,837	130	- 2.50%; dated 07/12/10 - 04/29/14)
Intuit Inc (a)	5,840	203			$ 8,569
Microsoft Corp	141,757	3,262	TOTAL REPURCHASE AGREEMENTS		$ 8,569
Novell Inc (a)	6,505	37	Total Investments		$ 183,206
Oracle Corp	72,786	1,562	Other Assets in Excess of Liabilities, Net -
Red Hat Inc (a)	3,507	101	0.94%		$ 1,734
Salesforce.com Inc (a)	2,104	181	TOTAL NET ASSETS - 100.00%		$ 184,940
	$ 6,680
Telecommunications - 5.21%
American Tower Corp (a)	7,501	334	(a) Non-Income Producing Security
AT&T Inc	109,861	2,657	(b)	Security or a portion of the security was pledged to cover margin
CenturyLink Inc	5,585	186	requirements for futures contracts. At the end of the period, the value of
Cisco Systems Inc (a)	106,183	2,263	these securities totaled $1,249 or 0.68% of net assets.
Corning Inc	29,018	469
Frontier Communications Corp	5,807	41
Harris Corp	2,414	100	Unrealized Appreciation (Depreciation)
JDS Uniphase Corp (a)	4,175	41
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Juniper Networks Inc (a)	9,782	223
			cost of investments held as of the period end were as follows:
MetroPCS Communications Inc (a)	4,859	40
Motorola Inc (a)	43,210	282
			Unrealized Appreciation		$ 18,064
Qualcomm Inc	30,498	1,001	Unrealized Depreciation		(36,402)
Qwest Communications International Inc	27,761	146	Net Unrealized Appreciation (Depreciation)		$ (18,338)
Sprint Nextel Corp (a)	55,424	235
			Cost for federal income tax purposes		$ 201,544
Tellabs Inc	7,163	46	All dollar amounts are shown in thousands (000's)
Verizon Communications Inc	52,555	1,473
Windstream Corp	8,982	95	Portfolio Summary (unaudited)
	$ 9,632		Sector		Percent
Textiles - 0.03%			Consumer, Non-cyclical		21.33%
Cintas Corp	2,444	59	Financial		19.72%
			Technology		12.25%
Toys, Games & Hobbies - 0.13%			Communications		10.41%
Hasbro Inc	2,434	100	Energy		10.24%
Mattel Inc	6,781	144	Industrial		9.86%
	$ 244		Consumer, Cyclical		8.03%
Transportation - 1.73%			Utilities		3.33%
CH Robinson Worldwide Inc	3,084	172	Basic Materials		3.07%
CSX Corp	7,237	359	Exchange Traded Funds		0.78%
Expeditors International of Washington Inc	3,958	136	Diversified		0.04%
FedEx Corp	5,823	408	Other Assets in Excess of Liabilities, Net		0.94%
Norfolk Southern Corp	6,880	365	TOTAL NET ASSETS		100.00%
Ryder System Inc	985	40
Union Pacific Corp	9,410	654
			Other Assets Summary (unaudited)
United Parcel Service Inc	18,415	1,048
			Asset Type		Percent
	$ 3,182
			Futures		4.44%
TOTAL COMMON STOCKS	$ 174,637

See accompanying notes.

159

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; September 2010	Long	32	$ 8,586	$ 8,213	$ (373)
					$ (373)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

160

Schedule of Investments LargeCap Value Account June 30, 2010 (unaudited)

COMMON STOCKS - 98.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 1.01%			Healthcare - Products - 2.11%
Omnicom Group Inc	41,750 $	1,432	CareFusion Corp (a)	20,081 $	456
			Hologic Inc (a)	78,090	1,088
Agriculture - 1.08%			Johnson & Johnson	24,768	1,463
Lorillard Inc	21,267	1,531		$ 3,007
			Healthcare - Services - 3.19%
Banks - 14.37%			Aetna Inc	16,684	441
Bank of America Corp	234,957	3,376	Coventry Health Care Inc (a)	65,890	1,165
Citigroup Inc (a)	987,422	3,713	UnitedHealth Group Inc	103,346	2,935
Comerica Inc	25,878	953		$ 4,541
Commerce Bancshares Inc	20,616	742	Insurance - 9.14%
Goldman Sachs Group Inc/The	21,323	2,799	ACE Ltd	25,658	1,321
JP Morgan Chase & Co	64,398	2,358	Assurant Inc	43,587	1,513
M&T Bank Corp	8,659	736	Berkshire Hathaway Inc (a)	13,875	1,106
PNC Financial Services Group Inc	41,242	2,330	Endurance Specialty Holdings Ltd	39,952	1,499
Wells Fargo & Co	134,965	3,455	Protective Life Corp	69,944	1,496
	$ 20,462		Travelers Cos Inc/The	52,978	2,609
Biotechnology - 1.94%			Unitrin Inc	53,331	1,365
Amgen Inc (a)	52,580	2,766	Unum Group	96,810	2,101
				$ 13,010
Chemicals - 1.86%			Media - 1.37%
Ashland Inc	29,306	1,360	Gannett Co Inc	85,623	1,152
Lubrizol Corp	16,058	1,290	News Corp - Class A	66,614	797
	$ 2,650			$ 1,949
Coal - 0.69%			Metal Fabrication & Hardware - 1.22%
Arch Coal Inc	49,275	976	Timken Co	67,071	1,743

Computers - 0.88%			Miscellaneous Manufacturing - 4.83%
EMC Corp/Massachusetts (a)	68,743	1,258
			Carlisle Cos Inc	4,389	158
			General Electric Co (b)	382,929	5,522
Consumer Products - 1.36%			Illinois Tool Works Inc	28,916	1,194
Jarden Corp	28,404	763		$ 6,874
Kimberly-Clark Corp	19,226	1,166	Office & Business Equipment - 1.24%
	$ 1,929		Xerox Corp	220,221	1,771
Cosmetics & Personal Care - 1.53%
Procter & Gamble Co	36,377	2,182	Oil & Gas - 7.19%
			Anadarko Petroleum Corp	51,478	1,858
Distribution & Wholesale - 0.45%			Chevron Corp	74,895	5,083
WESCO International Inc (a)	19,105	643
			Hess Corp	33,373	1,680
			Marathon Oil Corp	51,504	1,601
Diversified Financial Services - 2.49%				$ 10,222
AmeriCredit Corp (a)	92,784	1,691
			Oil & Gas Services - 1.41%
Ameriprise Financial Inc	51,345	1,855	Halliburton Co	37,369	917
	$ 3,546		Oil States International Inc (a)	27,382	1,084
Electric - 4.78%				$ 2,001
DTE Energy Co	48,051	2,192	Pharmaceuticals - 6.46%
Edison International	68,183	2,163	AmerisourceBergen Corp	42,562	1,351
Pinnacle West Capital Corp	22,863	831	Bristol-Myers Squibb Co	135,516	3,380
TECO Energy Inc	107,597	1,621	Cephalon Inc (a)	25,321	1,437
	$ 6,807		Endo Pharmaceuticals Holdings Inc (a)	65,307	1,425
Electrical Components & Equipment - 0.08%			Merck & Co Inc	20,727	725
Hubbell Inc	2,781	110	Pfizer Inc	60,910	868
				$ 9,186
Electronics - 0.79%			Pipelines - 1.81%
Garmin Ltd	21,135	617	Oneok Inc	33,523	1,450
Thomas & Betts Corp (a)	14,855	515
			Williams Cos Inc	61,234	1,119
	$ 1,132			$ 2,569
Food - 3.91%			Real Estate - 0.74%
Corn Products International Inc	45,533	1,380	Jones Lang LaSalle Inc	16,018	1,051
Del Monte Foods Co	110,039	1,583
Hershey Co/The	25,056	1,201	REITS - 2.75%
SUPERVALU Inc	129,576	1,405	Essex Property Trust Inc	13,134	1,281
	$ 5,569		Host Hotels & Resorts Inc	97,070	1,308
Forest Products & Paper - 1.25%			Mack-Cali Realty Corp	44,299	1,317
International Paper Co	78,432	1,775		$ 3,906
			Retail - 4.28%
Gas - 1.32%			Big Lots Inc (a)	24,902	799
AGL Resources Inc	34,111	1,222	Gap Inc/The	68,337	1,330
Energen Corp	14,937	662	Starbucks Corp	40,097	974
	$ 1,884		Wal-Mart Stores Inc	62,336	2,997
				$ 6,100

See accompanying notes.

161

Schedule of Investments
LargeCap Value Account
June 30, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Sector	Percent
COMMON STOCKS (continued)	Shares Held Value (000's)
			Financial	31.14%
Semiconductors - 1.36%
			Consumer, Non-cyclical	20.59%
Intel Corp	53,994 $	1,050
LSI Corp (a)	191,554	881	Energy	11.10%
			Industrial	8.60%
		$ 1,931	Communications	7.12%
Software - 2.36%			Consumer, Cyclical	6.55%
Microsoft Corp	145,906	3,357	Utilities	6.10%
			Technology	5.84%
Telecommunications - 4.74%			Basic Materials	3.11%
Amdocs Ltd (a)	38,051	1,022
			Liabilities in Excess of Other Assets, Net	(0.15)%
AT&T Inc	168,788	4,083	TOTAL NET ASSETS	100.00%
Qwest Communications International Inc	311,499	1,635
		$ 6,740
			Other Assets Summary (unaudited)
Toys, Games & Hobbies - 0.83%
Mattel Inc	55,670	1,178	Asset Type	Percent
			Futures	0.90%
Transportation - 1.68%
CSX Corp	22,208	1,102
Kansas City Southern (a)	35,656	1,296
		$ 2,398
TOTAL COMMON STOCKS		$ 140,186
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.65%	(000's)	Value (000's)
Banks - 1.65%
Investment in Joint Trading Account; Bank of	$ 903	$ 903
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $921,067; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	378	379
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $385,902; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	223	223
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $227,537; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	842	842
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $859,177; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
		$ 2,347
TOTAL REPURCHASE AGREEMENTS		$ 2,347
Total Investments		$ 142,533
Liabilities in Excess of Other Assets, Net -
(0.15)%		$ (208)
TOTAL NET ASSETS - 100.00%		$ 142,325

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,009 or 0.71% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 3,846
Unrealized Depreciation	(17,922)
Net Unrealized Appreciation (Depreciation)	$ (14,076)
Cost for federal income tax purposes	$ 156,609
All dollar amounts are shown in thousands (000's)

See accompanying notes.

162

Schedule of Investments
LargeCap Value Account
June 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2010	Long	25	$1,314	$ 1,283	$ (31)
					$ (31)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

163

Schedule of Investments
LargeCap Value Account III
June 30, 2010 (unaudited)

COMMON STOCKS - 95.33%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.01%			Banks (continued)
Omnicom Group Inc	1,019 $	35	Wells Fargo & Co	255,409 $	6,539
				$ 31,574
Aerospace & Defense - 1.74%			Beverages - 0.78%
Boeing Co/The	19,464	1,221	Coca-Cola Co/The	8,362	419
General Dynamics Corp	4,351	255	Constellation Brands Inc (a)	55,369	865
Goodrich Corp	1,495	99	Dr Pepper Snapple Group Inc	2,856	107
L-3 Communications Holdings Inc	1,511	107	Molson Coors Brewing Co	2,198	93
Lockheed Martin Corp	1,087	81	PepsiCo Inc	7,411	452
Northrop Grumman Corp	16,607	904		$ 1,936
Raytheon Co	31,980	1,548	Biotechnology - 0.57%
Rockwell Collins Inc	1,223	65	Amgen Inc (a)	10,334	544
United Technologies Corp	1,250	81	Biogen Idec Inc (a)	3,603	171
	$ 4,361		Bio-Rad Laboratories Inc (a)	339	29
Agriculture - 1.74%			Gilead Sciences Inc (a)	19,800	679
Altria Group Inc	58,798	1,178		$ 1,423
Archer-Daniels-Midland Co	20,072	518	Building Materials - 0.03%
Bunge Ltd	9,307	458	Armstrong World Industries Inc (a)	209	6
Lorillard Inc	2,379	171	Masco Corp	4,215	45
Philip Morris International Inc	31,159	1,429	Owens Corning Inc (a)	874	26
Reynolds American Inc	11,651	607		$ 77
	$ 4,361		Chemicals - 1.16%
Airlines - 0.30%			Ashland Inc	1,315	61
Delta Air Lines Inc (a)	56,400	663
			Cabot Corp	1,193	29
Southwest Airlines Co	8,159	90	CF Industries Holdings Inc	251	16
	$ 753		Cytec Industries Inc	860	34
Apparel - 0.66%			Dow Chemical Co/The	14,034	333
Jones Apparel Group Inc	20,300	322	Eastman Chemical Co	952	51
Nike Inc	18,642	1,259	EI du Pont de Nemours & Co	61,576	2,130
VF Corp	1,156	82	FMC Corp	201	11
	$ 1,663		Huntsman Corp	2,957	26
Automobile Manufacturers - 0.25%			PPG Industries Inc	1,700	103
Ford Motor Co (a)	62,700	632	RPM International Inc	1,107	20
			Sherwin-Williams Co/The	611	42
Automobile Parts & Equipment - 0.39%			Valspar Corp	1,496	45
Autoliv Inc	952	46		$ 2,901
Federal-Mogul Corp (a)	263	3	Coal - 0.12%
Johnson Controls Inc	3,412	92	Alpha Natural Resources Inc (a)	1,767	60
Lear Corp (a)	7,543	499	Arch Coal Inc	816	16
TRW Automotive Holdings Corp (a)	12,108	334	Consol Energy Inc	2,039	69
	$ 974		Massey Energy Co	1,699	47
Banks - 12.64%			Peabody Energy Corp	2,923	114
BancorpSouth Inc	1,518	27		$ 306
Bank of America Corp	520,116	7,474	Commercial Services - 0.40%
Bank of Hawaii Corp	544	26	Convergys Corp (a)	1,552	15
Bank of New York Mellon Corp/The	13,122	324	CoreLogic Inc	1,813	32
BB&T Corp	32,399	853	Education Management Corp (a)	157	2
BOK Financial Corp	251	12	Equifax Inc	2,107	59
Capital One Financial Corp	24,259	977	H&R Block Inc	3,263	51
CIT Group Inc (a)	2,175	74	Hertz Global Holdings Inc (a)	49,100	464
Citigroup Inc (a)	374,081	1,407	Interactive Data Corp	68	2
City National Corp/CA	785	40	KAR Auction Services Inc (a)	189	2
Comerica Inc	17,377	640	Manpower Inc	5,400	233
Commerce Bancshares Inc	1,223	44	RR Donnelley & Sons Co	2,775	45
Cullen/Frost Bankers Inc	943	48	Service Corp International/US	4,574	34
East West Bancorp Inc	2,515	38	Total System Services Inc	2,787	38
Fifth Third Bancorp	74,327	913	Towers Watson & Co	611	24
Fulton Financial Corp	3,198	31		$ 1,001
Goldman Sachs Group Inc/The	20,076	2,635	Computers - 2.67%
JP Morgan Chase & Co	189,372	6,933	Brocade Communications Systems Inc (a)	5,204	27
KeyCorp	9,842	76	Computer Sciences Corp	1,632	74
M&T Bank Corp	884	75	Dell Inc (a)	32,700	394
Morgan Stanley	42,267	981	Diebold Inc	883	24
Northern Trust Corp	1,563	73	EMC Corp/Massachusetts (a)	67,693	1,239
PNC Financial Services Group Inc	6,460	365	Hewlett-Packard Co	19,700	853
Regions Financial Corp	12,993	86	IBM Corp	15,205	1,877
State Street Corp	5,439	184	Lexmark International Inc (a)	1,424	47
SunTrust Banks Inc	5,592	130	Seagate Technology (a)	27,243	355
TCF Financial Corp	2,586	43	Synopsys Inc (a)	2,379	50
US Bancorp	23,525	526	Western Digital Corp (a)	57,591	1,737
				$ 6,677

See accompanying notes.

164

Schedule of Investments
LargeCap Value Account III
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.13%			Electronics - 0.98%
Avery Dennison Corp	1,670 $	54	Arrow Electronics Inc (a)	1,835 $	41
Clorox Co	136	8	AVX Corp	717	9
Fortune Brands Inc	3,443	135	Garmin Ltd	32,467	947
Jarden Corp	1,602	43	Tech Data Corp (a)	915	33
Kimberly-Clark Corp	1,427	87	Thermo Fisher Scientific Inc (a)	5,404	265
	$ 327		Thomas & Betts Corp (a)	5,958	207
Cosmetics & Personal Care - 1.88%			Tyco Electronics Ltd	36,800	934
Alberto-Culver Co	1,087	29	Vishay Intertechnology Inc (a)	2,676	21
Colgate-Palmolive Co	1,359	107		$ 2,457
Procter & Gamble Co	75,936	4,555	Engineering & Contruction - 0.12%
	$ 4,691		Aecom Technology Corp (a)	1,155	27
Distribution & Wholesale - 0.05%			Chicago Bridge & Iron Co NV (a)	1,019	19
Genuine Parts Co	2,005	79	Fluor Corp	2,107	89
Ingram Micro Inc (a)	2,951	45	Jacobs Engineering Group Inc (a)	815	30
WESCO International Inc (a)	376	13	KBR Inc	2,516	51
	$ 137		McDermott International Inc (a)	815	18
			URS Corp (a)	1,327	52
Diversified Financial Services - 1.45%
AmeriCredit Corp (a)	1,141	21		$ 286
Ameriprise Financial Inc	33,461	1,209	Entertainment - 0.00%
BlackRock Inc	383	55	Madison Square Garden Inc (a)	680	13
CME Group Inc	951	268	Regal Entertainment Group	721	9
Discover Financial Services	7,744	108		$ 22
Federated Investors Inc	105	2	Environmental Control - 0.09%
Franklin Resources Inc	20,600	1,776	Republic Services Inc	2,466	73
Invesco Ltd	4,518	76	Waste Management Inc	5,235	164
Jefferies Group Inc	1,971	42		$ 237
NASDAQ OMX Group Inc/The (a)	1,372	24	Food - 3.15%
Raymond James Financial Inc	1,784	44	Campbell Soup Co	1,152	41
	$ 3,625		ConAgra Foods Inc	35,466	827
Electric - 3.70%			Corn Products International Inc	1,358	41
AES Corp/The (a)	8,294	77	Dean Foods Co (a)	23,359	235
Alliant Energy Corp	2,015	64	Del Monte Foods Co	3,604	52
Ameren Corp	4,012	95	General Mills Inc	4,216	150
American Electric Power Co Inc	13,316	430	Hershey Co/The	1,171	56
CMS Energy Corp	10,635	156	HJ Heinz Co	2,923	126
Consolidated Edison Inc	3,467	149	Hormel Foods Corp	1,146	46
Constellation Energy Group Inc	19,227	620	JM Smucker Co/The	3,735	225
Dominion Resources Inc/VA	70,660	2,737	Kellogg Co	475	24
DPL Inc	1,845	44	Kraft Foods Inc	56,738	1,589
DTE Energy Co	2,220	101	Kroger Co/The	6,595	130
Duke Energy Corp	16,249	260	Safeway Inc	41,741	820
Edison International	22,712	720	Sara Lee Corp	75,396	1,063
Entergy Corp	2,312	166	Smithfield Foods Inc (a)	43,400	647
Exelon Corp	8,150	309	SUPERVALU Inc	13,685	149
FirstEnergy Corp	3,418	120	Sysco Corp	38,069	1,088
Integrys Energy Group Inc	1,086	48	Tyson Foods Inc	33,833	555
MDU Resources Group Inc	3,353	60		$ 7,864
NextEra Energy Inc	4,487	219	Forest Products & Paper - 0.13%
Northeast Utilities	2,924	75	Domtar Corp	679	33
NRG Energy Inc (a)	4,283	91	International Paper Co	1,632	37
NSTAR	1,947	68	MeadWestvaco Corp	3,119	69
OGE Energy Corp	1,750	64	Plum Creek Timber Co Inc	1,564	54
Pepco Holdings Inc	48,239	757	Rayonier Inc	951	42
PG&E Corp	4,624	190	Weyerhaeuser Co	2,666	94
Pinnacle West Capital Corp	15,576	567		$ 329
PPL Corp	4,691	117	Gas - 0.39%
Progress Energy Inc	3,128	123	AGL Resources Inc	1,407	51
Public Service Enterprise Group Inc	6,256	196	Atmos Energy Corp	1,677	45
SCANA Corp	1,904	68	CenterPoint Energy Inc	6,595	87
Southern Co	10,198	339	Energen Corp	1,307	58
TECO Energy Inc	3,881	59	NiSource Inc	37,015	537
Westar Energy Inc	1,981	43	Sempra Energy	2,739	128
Xcel Energy Inc	5,712	118	Southern Union Co	2,028	44
	$ 9,250		Vectren Corp	1,477	35
Electrical Components & Equipment - 0.04%				$ 985
Energizer Holdings Inc (a)	1,155	58
			Hand & Machine Tools - 0.05%
General Cable Corp (a)	544	14
			Snap-On Inc	762	31
Hubbell Inc	612	24	Stanley Black & Decker Inc	1,745	88
	$ 96			$ 119

See accompanying notes.

165

Schedule of Investments
LargeCap Value Account III
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products - 3.01%			Insurance (continued)
Boston Scientific Corp (a)	16,385 $	95	Prudential Financial Inc	6,527 $	350
Covidien PLC	27,972	1,124	Reinsurance Group of America Inc	1,223	56
Hill-Rom Holdings Inc	136	4	RenaissanceRe Holdings Ltd	952	54
Hologic Inc (a)	4,218	59	StanCorp Financial Group Inc	894	36
Inverness Medical Innovations Inc (a)	1,019	27	Symetra Financial Corp	421	5
Johnson & Johnson	100,474	5,934	Torchmark Corp	1,360	67
Kinetic Concepts Inc (a)	725	27	Transatlantic Holdings Inc	1,087	52
Medtronic Inc	3,399	123	Travelers Cos Inc/The	77,890	3,836
Zimmer Holdings Inc (a)	2,720	147	Unitrin Inc	767	20
	$ 7,540		Unum Group	4,788	104
Healthcare - Services - 0.89%			Validus Holdings Ltd	1,471	36
Aetna Inc	5,711	151	WR Berkley Corp	1,645	43
Brookdale Senior Living Inc (a)	1,223	18	XL Capital Ltd	38,312	613
CIGNA Corp	2,870	89		$ 15,173
Community Health Systems Inc (a)	20,776	702	Internet - 0.75%
Coventry Health Care Inc (a)	1,943	34	AOL Inc (a)	11,083	230
Health Net Inc (a)	1,893	46	eBay Inc (a)	65,228	1,279
Humana Inc (a)	2,311	106	Expedia Inc	2,039	38
LifePoint Hospitals Inc (a)	989	31	Liberty Media Corp - Interactive (a)	7,502	79
Quest Diagnostics Inc	339	17	Symantec Corp (a)	8,974	125
Tenet Healthcare Corp (a)	2,807	12	Yahoo! Inc (a)	8,634	120
UnitedHealth Group Inc	25,398	721		$ 1,871
Universal Health Services Inc	1,427	55	Investment Companies - 0.02%
WellPoint Inc (a)	4,624	226	Ares Capital Corp	3,195	40
	$ 2,208
Home Builders - 0.48%			Iron & Steel - 0.82%
DR Horton Inc	25,616	252	Gerdau Ameristeel Corp (a)	2,107	23
NVR Inc (a)	925	606	Nucor Corp	29,910	1,144
Pulte Group Inc (a)	40,843	338	Reliance Steel & Aluminum Co	11,647	421
	$ 1,196		Schnitzer Steel Industries Inc	84	3
Home Furnishings - 0.04%			Steel Dynamics Inc	28,617	378
Harman International Industries Inc (a)	562	17	United States Steel Corp	1,810	70
Whirlpool Corp	748	66		$ 2,039
	$ 83		Leisure Products & Services - 0.19%
Housewares - 0.02%			Carnival Corp	2,691	82
Newell Rubbermaid Inc	4,240	62	Royal Caribbean Cruises Ltd (a)	17,400	396
				$ 478
Insurance - 6.07%			Lodging - 0.03%
ACE Ltd	47,975	2,470	Choice Hotels International Inc	386	12
Aflac Inc	407	18	Wyndham Worldwide Corp	2,991	60
Allied World Assurance Co Holdings Ltd	903	41		$ 72
Allstate Corp/The	15,954	459	Machinery - Diversified - 1.81%
American Financial Group Inc/OH	1,567	43	AGCO Corp (a)	1,684	45
American National Insurance Co	136	11	Cummins Inc	30,894	2,012
Aon Corp	3,808	141	Deere & Co	43,466	2,421
Arch Capital Group Ltd (a)	831	62	IDEX Corp	204	6
Arthur J Gallagher & Co	1,291	32	Wabtec Corp/DE	679	27
Aspen Insurance Holdings Ltd	1,511	37		$ 4,511
Assurant Inc	1,904	66	Media - 5.72%
Axis Capital Holdings Ltd	1,496	44	Cablevision Systems Corp	35,944	863
Berkshire Hathaway Inc (a)	31,708	2,527
			CBS Corp	47,444	613
Brown & Brown Inc	562	11	Comcast Corp - Class A	182,445	3,169
Chubb Corp	7,824	391	DIRECTV (a)	72,356	2,454
Cincinnati Financial Corp	2,631	68	Discovery Communications Inc - A Shares (a)	1,291	46
CNA Financial Corp (a)	272	7
			DISH Network Corp	3,331	60
Endurance Specialty Holdings Ltd	578	22	Gannett Co Inc	4,236	57
Erie Indemnity Co	161	7	Liberty Global Inc - A Shares (a)	2,720	71
Everest Re Group Ltd	1,020	72	Liberty Media Corp - Capital Series A (a)	1,460	61
Genworth Financial Inc (a)	6,663	87	Liberty Media Corp - Starz (a)	883	46
Hanover Insurance Group Inc/The	798	35	McGraw-Hill Cos Inc/The	1,563	44
Hartford Financial Services Group Inc	4,420	98	Meredith Corp	340	11
HCC Insurance Holdings Inc	2,045	51	New York Times Co/The (a)	1,816	16
Lincoln National Corp	3,263	79	News Corp - Class A	118,953	1,423
Loews Corp	4,420	147	Thomson Reuters Corp	2,719	97
Mercury General Corp	496	21	Time Warner Cable Inc	29,231	1,523
MetLife Inc	66,364	2,505	Time Warner Inc	56,691	1,639
Old Republic International Corp	4,384	53	Viacom Inc	6,256	196
OneBeacon Insurance Group Ltd	417	6	Walt Disney Co/The	58,966	1,857
PartnerRe Ltd	1,292	91	Washington Post Co/The	68	28
Progressive Corp/The	8,841	165		$ 14,274
Protective Life Corp	1,560	34

See accompanying notes.

166

Schedule of Investments
LargeCap Value Account III
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Metal Fabrication & Hardware - 0.00%			Packaging & Containers - 0.16%
Timken Co	408 $	11	Ball Corp	1,223 $	65
			Bemis Co Inc	1,969	53
Mining - 0.35%			Greif Inc	606	34
Alcoa Inc	9,450	95	Owens-Illinois Inc (a)	1,903	50
Freeport-McMoRan Copper & Gold Inc	13,200	781	Packaging Corp of America	1,683	37
	$ 876		Pactiv Corp (a)	204	6
Miscellaneous Manufacturing - 5.26%			Sealed Air Corp	2,891	57
Aptargroup Inc	1,235	47	Sonoco Products Co	1,819	55
Carlisle Cos Inc	813	29	Temple-Inland Inc	1,496	31
Cooper Industries PLC	6,300	277		$ 388
Crane Co	449	14	Pharmaceuticals - 6.24%
Danaher Corp	680	25	Abbott Laboratories	1,631	76
Dover Corp	990	41	AstraZeneca PLC ADR	23,700	1,117
Eaton Corp	7,964	521	Bristol-Myers Squibb Co	101,320	2,527
General Electric Co	378,750	5,461	Cardinal Health Inc	3,196	107
Honeywell International Inc	58,818	2,296	Eli Lilly & Co	10,538	353
Ingersoll-Rand PLC	43,167	1,489	Endo Pharmaceuticals Holdings Inc (a)	2,133	47
ITT Corp	26,193	1,177	Forest Laboratories Inc (a)	4,239	116
Leggett & Platt Inc	1,046	21	King Pharmaceuticals Inc (a)	4,520	34
Parker Hannifin Corp	12,628	700	McKesson Corp	2,107	142
SPX Corp	6,980	369	Mead Johnson Nutrition Co	2,787	140
Textron Inc	15,243	259	Merck & Co Inc	105,112	3,676
Tyco International Ltd	11,607	409	Mylan Inc/PA (a)	25,716	438
	$ 13,135		NBTY Inc (a)	951	32
Office & Business Equipment - 0.39%			Pfizer Inc	395,120	5,635
Pitney Bowes Inc	1,020	22	Teva Pharmaceutical Industries Ltd ADR	21,700	1,128
Xerox Corp	119,521	961		$ 15,568
	$ 983		Pipelines - 0.17%
Oil & Gas - 11.67%			El Paso Corp	7,683	85
Anadarko Petroleum Corp	38,405	1,386	Oneok Inc	1,768	77
Apache Corp	29,773	2,506	Spectra Energy Corp	8,635	173
Atwood Oceanics Inc (a)	145	4	Williams Cos Inc	4,556	83
Chesapeake Energy Corp	40,604	851		$ 418
Chevron Corp	91,889	6,235	Real Estate - 0.01%
Cimarex Energy Co	11,900	852	Forest City Enterprises Inc (a)	1,997	23
ConocoPhillips	39,839	1,956
Denbury Resources Inc (a)	4,449	65	REITS - 0.88%
Devon Energy Corp	31,517	1,920	Alexandria Real Estate Equities Inc	633	40
Ensco PLC ADR	24,400	959	AMB Property Corp	2,584	61
EQT Corp	50,400	1,822	Annaly Capital Management Inc	6,782	116
Exxon Mobil Corp	48,021	2,740	Apartment Investment & Management Co	1,020	20
Forest Oil Corp (a)	18,100	495	AvalonBay Communities Inc	995	93
Helmerich & Payne Inc	1,322	48	Boston Properties Inc	1,727	123
Hess Corp	3,876	195	Brandywine Realty Trust	2,343	25
Marathon Oil Corp	44,336	1,379	BRE Properties Inc	1,160	43
Murphy Oil Corp	2,244	111	Camden Property Trust	1,216	50
Nabors Industries Ltd (a)	2,855	50	Chimera Investment Corp	13,768	50
Newfield Exploration Co (a)	12,928	632	Corporate Office Properties Trust SBI MD	1,046	40
Nexen Inc	34,600	681	Douglas Emmett Inc	2,211	32
Noble Energy Inc	2,311	139	Duke Realty Corp	3,739	42
Occidental Petroleum Corp	31,998	2,468	Equity Residential	3,196	133
Pioneer Natural Resources Co	1,277	76	Essex Property Trust Inc	340	33
Pride International Inc (a)	1,687	38	Federal Realty Investment Trust	408	29
Questar Corp	1,942	88	HCP Inc	3,269	105
Rowan Cos Inc (a)	1,699	37	Health Care REIT Inc	2,107	89
Sunoco Inc	2,039	71	Hospitality Properties Trust	2,226	47
Total SA ADR	6,400	286	Host Hotels & Resorts Inc	8,137	110
Transocean Ltd (a)	4,800	222	HRPT Properties Trust	4,710	29
Unit Corp (a)	745	30	Liberty Property Trust	2,035	59
Valero Energy Corp	44,330	797	Macerich Co/The	2,345	88
	$ 29,139		Mack-Cali Realty Corp	1,426	42
Oil & Gas Services - 0.73%			Nationwide Health Properties Inc	2,039	73
Baker Hughes Inc	4,148	172	Piedmont Office Realty Trust Inc	841	16
Cameron International Corp (a)	1,767	58	Public Storage Inc	203	18
National Oilwell Varco Inc	38,776	1,282	Realty Income Corp	1,902	58
Oceaneering International Inc (a)	951	43	Senior Housing Properties Trust	2,314	46
Oil States International Inc (a)	904	36	Simon Property Group Inc	1,088	88
SEACOR Holdings Inc (a)	413	29	SL Green Realty Corp	1,400	77
Smith International Inc	3,331	125	Taubman Centers Inc	968	36
Weatherford International Ltd (a)	4,759	63	UDR Inc	2,742	52
	$ 1,808		Ventas Inc	1,950	92

See accompanying notes.

167

Schedule of Investments
LargeCap Value Account III
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Textiles - 0.07%
Vornado Realty Trust	1,768 $	129	Cintas Corp	1,964 $	47
Weingarten Realty Investors	1,904	36	Mohawk Industries Inc (a)	2,815	129
	$ 2,220				$ 176
Retail - 3.27%			Toys, Games & Hobbies - 0.02%
American Eagle Outfitters Inc	2,651	31	Mattel Inc	2,583	55
CVS Caremark Corp	49,805	1,460
Foot Locker Inc	15,515	196	Transportation - 1.26%
GameStop Corp (a)	2,583	49	Con-way Inc	597	18
Gap Inc/The	133,268	2,593	CSX Corp	4,216	209
JC Penney Co Inc	2,652	57	FedEx Corp	15,704	1,101
Kohl's Corp (a)	1,359	64	Frontline Ltd/Bermuda	136	4
Lowe's Cos Inc	4,420	90	Norfolk Southern Corp	4,011	213
Macy's Inc	4,896	88	Ryder System Inc	407	16
Office Depot Inc (a)	67,100	271	Teekay Corp	438	12
RadioShack Corp	16,083	314	Tidewater Inc	941	36
Ross Stores Inc	14,800	789	Union Pacific Corp	22,085	1,535
Sears Holdings Corp (a)	748	48			$ 3,144
Signet Jewelers Ltd (a)	1,554	43	Water - 0.02%
TJX Cos Inc	37,700	1,582	American Water Works Co Inc	2,923	60
Walgreen Co	1,427	38
Wal-Mart Stores Inc	8,702	418	TOTAL COMMON STOCKS		$ 238,196
	$ 8,131			Maturity
Savings & Loans - 0.13%				Amount
First Niagara Financial Group Inc	3,799	48	REPURCHASE AGREEMENTS - 3.22%	(000's)	Value (000's)
Hudson City Bancorp Inc	7,275	89	Banks - 3.22%
New York Community Bancorp Inc	5,376	82	Investment in Joint Trading Account; Bank of	$ 3,091	$ 3,092
People's United Financial Inc	6,256	84	America Repurchase Agreement; 0.02%
Washington Federal Inc	1,903	31	dated 06/30/10 maturing 07/01/10
	$ 334		(collateralized by Sovereign Agency Issues
Semiconductors - 1.07%			and US Treasury Note; $3,152,967; 0.00% -
Advanced Micro Devices Inc (a)	4,833	35	4.75%; dated 05/15/14 - 07/15/17)
Atmel Corp (a)	816	4	Investment in Joint Trading Account; Credit Suisse	1,295	1,295
Fairchild Semiconductor International Inc (a)	2,257	19	Repurchase Agreement; 0.01% dated
Intel Corp	105,608	2,054	06/30/10 maturing 07/01/10 (collateralized by
Intersil Corp	1,147	14	US Treasury Note; $1,321,005; 1.38%; dated
LSI Corp (a)	11,828	54	01/15/13)
Micron Technology Inc (a)	10,267	87	Investment in Joint Trading Account; Deutsche	764	763
PMC - Sierra Inc (a)	4,054	31	Bank Repurchase Agreement; 0.03% dated
Teradyne Inc (a)	20,600	201	06/30/10 maturing 07/01/10 (collateralized by
Texas Instruments Inc	8,022	187	Sovereign Agency Issues; $778,895; 4.13% -
	$ 2,686		4.50%; dated 01/15/13 - 09/27/13)
Software - 2.04%			Investment in Joint Trading Account; Morgan	2,883	2,883
Broadridge Financial Solutions Inc	204	4	Stanley Repurchase Agreement; 0.02% dated
CA Inc	1,224	22	06/30/10 maturing 07/01/10 (collateralized by
Compuware Corp (a)	1,632	13	Sovereign Agency Issues; $2,941,107; 0.00%
Fidelity National Information Services Inc	3,603	97	- 2.50%; dated 07/12/10 - 04/29/14)
Microsoft Corp	166,594	3,833			$ 8,033
Oracle Corp	52,543	1,128	TOTAL REPURCHASE AGREEMENTS		$ 8,033
	$ 5,097		Total Investments		$ 246,229
Telecommunications - 6.12%			Other Assets in Excess of Liabilities, Net -
Amdocs Ltd (a)	2,516	68	1.45%		$ 3,618
AT&T Inc	274,770	6,647	TOTAL NET ASSETS - 100.00%		$ 249,847
CenturyLink Inc	3,264	109
Cisco Systems Inc (a)	80,589	1,717
CommScope Inc (a)	1,707	41	(a) Non-Income Producing Security
Corning Inc	128,168	2,070
EchoStar Holding Corp (a)	712	14
Frontier Communications Corp	3,282	23	Unrealized Appreciation (Depreciation)
JDS Uniphase Corp (a)	9,000	88
Motorola Inc (a)	198,231	1,292	The net federal income tax unrealized appreciation (depreciation) and federal tax
NII Holdings Inc (a)	612	20	cost of investments held as of the period end were as follows:
Nokia OYJ ADR	46,600	380	Unrealized Appreciation		$ 15,167
Qwest Communications International Inc	22,233	117	Unrealized Depreciation		(28,185)
Sprint Nextel Corp (a)	225,039	954
			Net Unrealized Appreciation (Depreciation)		$ (13,018)
Telephone & Data Systems Inc	1,427	43	Cost for federal income tax purposes		$ 259,247
Tellabs Inc	7,208	46	All dollar amounts are shown in thousands (000's)
Verizon Communications Inc	33,528	939
Vodafone Group PLC ADR	33,000	682
Windstream Corp	4,530	48
	$ 15,298

See accompanying notes.

168

Schedule of Investments
LargeCap Value Account III
June 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		24.42%
Consumer, Non-cyclical		18.73%
Energy		12.69%
Communications		12.60%
Industrial		11.54%
Technology		6.17%
Consumer, Cyclical		5.83%
Utilities		4.11%
Basic Materials		2.46%
Other Assets in Excess of Liabilities, Net		1.45%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		3.70%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; September 2010	Long	36	$ 9,643	$ 9,240	$ (403)
					$ (403)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

169

Schedule of Investments MidCap Blend Account June 30, 2010 (unaudited)

COMMON STOCKS - 100.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.22%			Insurance (continued)
Lamar Advertising Co (a)	31,495 $	772	Progressive Corp/The	164,510 $	3,079
			White Mountains Insurance Group Ltd	10,743	3,483
Aerospace & Defense - 0.74%				$ 42,299
Alliant Techsystems Inc (a)	42,846	2,659	Internet - 0.63%
			Liberty Media Corp - Interactive (a)	214,495	2,252
Commercial Services - 7.90%
CoreLogic Inc	75,434	1,332	Investment Companies - 0.28%
Iron Mountain Inc	446,887	10,037	RHJ International (a),(b)	132,115	1,013
Lender Processing Services Inc	96,232	3,013
Moody's Corp	212,986	4,243	Media - 11.02%
SAIC Inc (a)	375,598	6,288	Discovery Communications Inc - A Shares (a)	65,249	2,330
Western Union Co/The	223,978	3,339	Discovery Communications Inc - C Shares (a)	189,584	5,864
	$ 28,252		DISH Network Corp	402,204	7,300
Consumer Products - 1.99%			Liberty Global Inc - A Shares (a)	185,991	4,834
Clorox Co	114,581	7,122	Liberty Global Inc - B Shares (a)	110,357	2,868
			Liberty Media Corp - Capital Series A (a)	264,289	11,076
Distribution & Wholesale - 0.34%			Liberty Media Corp - Starz (a)	32,809	1,701
Fastenal Co	24,285	1,219	Washington Post Co/The	8,418	3,455
				$ 39,428
Diversified Financial Services - 2.17%			Mining - 5.72%
Ameriprise Financial Inc	65,678	2,373	Franco-Nevada Corp	230,621	7,019
Onex Corp	224,371	5,394	Newmont Mining Corp	168,824	10,423
	$ 7,767		Royal Gold Inc	62,724	3,011
Electric - 2.32%				$ 20,453
AES Corp/The (a)	219,596	2,029	Miscellaneous Manufacturing - 0.93%
Allegheny Energy Inc	130,629	2,701	Tyco International Ltd	93,984	3,311
Brookfield Infrastructure Partners LP	15,186	241
Calpine Corp (a)	260,485	3,313	Oil & Gas - 7.17%
	$ 8,284		Cimarex Energy Co	45,202	3,236
Electronics - 1.03%			Denbury Resources Inc (a)	225,087	3,295
Gentex Corp	204,520	3,677	EOG Resources Inc	56,770	5,585
			EQT Corp	136,695	4,940
Energy - Alternate Sources - 2.22%			Nabors Industries Ltd (a)	97,360	1,716
Covanta Holding Corp (a)	478,038	7,931	Newfield Exploration Co (a)	24,628	1,203
			Questar Corp	124,694	5,672
Entertainment - 0.81%				$ 25,647
Ascent Media Corp (a)	23,524	594	Oil & Gas Services - 0.22%
International Game Technology	145,374	2,282	Weatherford International Ltd (a)	60,920	801
	$ 2,876
Food - 2.67%			Pharmaceuticals - 2.69%
Kellogg Co	70,927	3,568	Mead Johnson Nutrition Co	60,739	3,044
Sysco Corp	209,598	5,988	Valeant Pharmaceuticals International (a)	126,204	6,599
	$ 9,556			$ 9,643
Gas - 0.74%			Pipelines - 2.72%
National Fuel Gas Co	57,800	2,652	Spectra Energy Corp	230,350	4,623
			Williams Cos Inc	279,406	5,108
Healthcare - Products - 3.41%				$ 9,731
Becton Dickinson and Co	25,149	1,701	Real Estate - 2.40%
Covidien PLC	88,587	3,559	Brookfield Asset Management Inc	291,648	6,597
DENTSPLY International Inc	125,950	3,767	Forest City Enterprises Inc (a)	176,137	1,994
St Jude Medical Inc (a)	88,142	3,181		$ 8,591
	$ 12,208		Retail - 8.83%
Healthcare - Services - 4.92%			AutoZone Inc (a)	23,665	4,573
Coventry Health Care Inc (a)	129,345	2,287	Copart Inc (a)	90,565	3,243
Laboratory Corp of America Holdings (a)	147,022	11,078	O'Reilly Automotive Inc (a)	294,302	13,997
Lincare Holdings Inc	129,968	4,225	TJX Cos Inc	140,087	5,877
	$ 17,590		Yum! Brands Inc	100,177	3,911
Holding Companies - Diversified - 1.24%				$ 31,601
Leucadia National Corp (a)	226,786	4,425	Semiconductors - 0.96%
			Microchip Technology Inc	124,449	3,452
Insurance - 11.83%
Aon Corp	96,527	3,583	Software - 5.61%
Brown & Brown Inc	194,789	3,728	Broadridge Financial Solutions Inc	111,258	2,120
Everest Re Group Ltd	90,608	6,408	Dun & Bradstreet Corp	72,307	4,853
Fidelity National Financial Inc	29,000	377	Fidelity National Information Services Inc	213,459	5,725
First American Financial Corp	80,130	1,016	Intuit Inc (a)	125,387	4,360
Loews Corp	267,058	8,896	Microsoft Corp	131,556	3,027
Markel Corp (a)	22,997	7,819		$ 20,085
Marsh & McLennan Cos Inc	122,510	2,763	Telecommunications - 4.00%
Mercury General Corp	27,670	1,147	American Tower Corp (a)	180,705	8,041

See accompanying notes.

170

Schedule of Investments
MidCap Blend Account
June 30, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Sector	Percent
COMMON STOCKS (continued)	Shares Held Value (000's)
			Consumer, Non-cyclical	23.58%
Telecommunications (continued)
EchoStar Holding Corp (a)	126,786 $	2,419	Financial	16.74%
			Communications	15.87%
Telephone & Data Systems Inc	19,414	590
			Consumer, Cyclical	12.38%
Telephone & Data Systems Inc - Special Shares	122,597	3,254
			Energy	12.33%
		$ 14,304	Technology	6.57%
Textiles - 2.40%			Basic Materials	5.72%
Cintas Corp	289,544	6,940	Utilities	3.06%
Mohawk Industries Inc (a)	36,283	1,660
			Industrial	2.80%
		$ 8,600	Diversified	1.24%
Transportation - 0.10%			Liabilities in Excess of Other Assets, Net	(0.29)%
Heartland Express Inc	24,587	357	TOTAL NET ASSETS	100.00%

TOTAL COMMON STOCKS		$ 358,558
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.06%	(000's)	Value (000's)
Banks - 0.06%
Investment in Joint Trading Account; Bank of	$ 78	$ 78
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $79,682; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	33	33
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $33,385; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	19	19
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $19,684; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	73	73
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $74,328; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
		$ 203
TOTAL REPURCHASE AGREEMENTS		$ 203
Total Investments		$ 358,761
Liabilities in Excess of Other Assets, Net -
(0.29)%		$ (1,038)
TOTAL NET ASSETS - 100.00%		$ 357,723

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,013 or 0.28% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 50,981
Unrealized Depreciation	(52,080)
Net Unrealized Appreciation (Depreciation)	$ (1,099)
Cost for federal income tax purposes	$ 359,860
All dollar amounts are shown in thousands (000's)

See accompanying notes.

171

Schedule of Investments
MidCap Growth Account I
June 30, 2010 (unaudited)

COMMON STOCKS - 97.94%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Cosmetics & Personal Care - 0.36%
Lamar Advertising Co (a)	3,000 $	74	Estee Lauder Cos Inc/The	3,028 $	169

Aerospace & Defense - 0.86%			Distribution & Wholesale - 0.34%
Alliant Techsystems Inc (a)	5,500	341	Fastenal Co	3,200	161
L-3 Communications Holdings Inc	921	65
	$ 406		Diversified Financial Services - 3.74%
Airlines - 0.67%			Ameriprise Financial Inc	8,600	311
Allegiant Travel Co	3,300	141	Discover Financial Services	13,641	191
Delta Air Lines Inc (a)	5,100	60	Eaton Vance Corp	2,850	79
Southwest Airlines Co	10,177	113	Federated Investors Inc	4,164	86
	$ 314		NASDAQ OMX Group Inc/The (a)	2,500	44
Apparel - 1.59%			Onex Corp	23,563	566
			TD Ameritrade Holding Corp (a)	23,175	355
Coach Inc	16,150	590
Polo Ralph Lauren Corp	1,808	132	Waddell & Reed Financial Inc	5,950	130
VF Corp	350	25		$ 1,762
	$ 747		Electric - 2.74%
			AES Corp/The (a)	28,400	262
Automobile Manufacturers - 0.48%
Navistar International Corp (a)	3,150	155	Allegheny Energy Inc	8,939	185
Oshkosh Corp (a)	2,300	72	Brookfield Infrastructure Partners LP	212	3
			Calpine Corp (a)	24,986	318
	$ 227
Automobile Parts & Equipment - 0.84%			Great Plains Energy Inc	5,462	93
Cooper Tire & Rubber Co	450	9	Northeast Utilities	4,198	107
TRW Automotive Holdings Corp (a)	13,950	385	Pinnacle West Capital Corp	2,900	105
	$ 394		TECO Energy Inc	13,950	210
Beverages - 0.63%				$ 1,283
Brown-Forman Corp	5,159	295	Electrical Components & Equipment - 0.29%
			Energizer Holdings Inc (a)	174	9
Biotechnology - 1.00%			Hubbell Inc	3,196	127
Alexion Pharmaceuticals Inc (a)	1,650	85		$ 136
Life Technologies Corp (a)	4,200	198	Electronics - 2.41%
Vertex Pharmaceuticals Inc (a)	5,650	186	Arrow Electronics Inc (a)	725	16
	$ 469		Garmin Ltd	8,500	248
Building Materials - 0.07%			Gentex Corp	15,199	273
Owens Corning Inc (a)	1,150	34	Mettler-Toledo International Inc (a)	900	100
			Tech Data Corp (a)	7,526	268
			Waters Corp (a)	3,550	230
Chemicals - 1.62%
Ashland Inc	6,800	316		$ 1,135
Huntsman Corp	700	6	Energy - Alternate Sources - 0.74%
			Covanta Holding Corp (a)	20,941	347
Lubrizol Corp	5,000	401
Sigma-Aldrich Corp	775	39
	$ 762		Engineering & Contruction - 0.58%
			Jacobs Engineering Group Inc (a)	3,600	131
Coal - 0.09%			Shaw Group Inc/The (a)	4,150	142
Walter Energy Inc	700	43
				$ 273
Commercial Services - 6.39%			Entertainment - 0.50%
Career Education Corp (a)	1,450	33	Ascent Media Corp (a)	1,067	27
CoreLogic Inc	2,100	37	International Game Technology	13,339	209
Corinthian Colleges Inc (a)	10,650	105		$ 236
FTI Consulting Inc (a)	3,650	159	Food - 3.20%
H&R Block Inc	17,075	268	ConAgra Foods Inc	950	22
Iron Mountain Inc	9,266	208	Del Monte Foods Co	8,050	116
ITT Educational Services Inc (a)	1,450	121	Hershey Co/The	100	5
Lender Processing Services Inc	6,776	212	Hormel Foods Corp	5,200	210
Moody's Corp	26,100	520	Kellogg Co	9,300	468
RR Donnelley & Sons Co	24,150	395	Sysco Corp	23,871	682
SAIC Inc (a)	40,877	684		$ 1,503
Total System Services Inc	2,200	30	Forest Products & Paper - 0.27%
Western Union Co/The	15,900	237	International Paper Co	5,550	126
	$ 3,009
Computers - 2.60%			Gas - 0.35%
Cognizant Technology Solutions Corp (a)	850	43	National Fuel Gas Co	3,047	140
MICROS Systems Inc (a)	12,850	410	Southern Union Co	1,121	24
SanDisk Corp (a)	11,150	469		$ 164
Seagate Technology (a)	11,139	145	Healthcare - Products - 4.34%
Teradata Corp (a)	500	15	Becton Dickinson and Co	3,500	237
Western Digital Corp (a)	4,800	145	Covidien PLC	12,000	482
	$ 1,227		DENTSPLY International Inc	9,746	292
Consumer Products - 1.01%			Henry Schein Inc (a)	2,174	119
Clorox Co	7,659	476	Hologic Inc (a)	1,500	21
			Hospira Inc (a)	4,250	244

See accompanying notes.

172

Schedule of Investments
MidCap Growth Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Oil & Gas (continued)
Kinetic Concepts Inc (a)	7,725 $	282	Murphy Oil Corp	476 $	24
St Jude Medical Inc (a)	10,140	366	Nabors Industries Ltd (a)	13,000	229
	$ 2,043		Newfield Exploration Co (a)	3,200	156
Healthcare - Services - 4.32%			Noble Corp (a)	200	6
Coventry Health Care Inc (a)	16,160	286	Pride International Inc (a)	3,590	80
Humana Inc (a)	6,544	299	Questar Corp	9,882	450
Laboratory Corp of America Holdings (a)	16,328	1,230	Whiting Petroleum Corp (a)	100	8
Lincare Holdings Inc	6,874	223		$ 3,402
	$ 2,038		Oil & Gas Services - 0.25%
Holding Companies - Diversified - 0.38%			Oil States International Inc (a)	274	11
Leucadia National Corp (a)	9,051	177	Weatherford International Ltd (a)	8,000	105
				$ 116
Insurance - 7.49%			Packaging & Containers - 0.30%
Aon Corp	7,901	293	Crown Holdings Inc (a)	5,550	139
Brown & Brown Inc	21,490	412
Everest Re Group Ltd	8,601	608	Pharmaceuticals - 2.96%
Fidelity National Financial Inc	3,700	48	Cardinal Health Inc	350	12
First American Financial Corp	6,668	85	Cephalon Inc (a)	2,600	148
Loews Corp	22,445	748	Forest Laboratories Inc (a)	300	8
Markel Corp (a)	536	182	Herbalife Ltd	5,125	236
Marsh & McLennan Cos Inc	15,800	356	Mead Johnson Nutrition Co	5,453	273
Progressive Corp/The	19,063	357	Mylan Inc/PA (a)	5,100	87
Reinsurance Group of America Inc	4,824	220	Omnicare Inc	5,919	140
Validus Holdings Ltd	600	15	Perrigo Co	300	18
White Mountains Insurance Group Ltd	633	205	Valeant Pharmaceuticals International (a)	8,994	470
	$ 3,529			$ 1,392
Internet - 1.50%			Pipelines - 2.19%
Liberty Media Corp - Interactive (a)	20,036	210	Spectra Energy Corp	18,913	379
McAfee Inc (a)	550	17	Williams Cos Inc	35,546	650
Priceline.com Inc (a)	725	128		$ 1,029
Symantec Corp (a)	8,720	121	Real Estate - 0.68%
VeriSign Inc (a)	8,650	230	Brookfield Asset Management Inc	8,600	195
	$ 706		Forest City Enterprises Inc (a)	11,256	127
Iron & Steel - 0.35%				$ 322
Reliance Steel & Aluminum Co	4,500	163	REITS - 0.12%
			Public Storage Inc	650	57
Lodging - 0.24%
Wyndham Worldwide Corp	5,700	115	Retail - 6.95%
			Advance Auto Parts Inc	2,410	121
Media - 4.92%			Aeropostale Inc (a)	1,630	47
Discovery Communications Inc - C Shares (a)	17,545	542	AutoZone Inc (a)	1,777	343
DISH Network Corp	32,131	583	Big Lots Inc (a)	800	26
Liberty Global Inc - A Shares (a)	14,264	371	Copart Inc (a)	3,086	111
Liberty Media Corp - Capital Series A (a)	11,936	500	Darden Restaurants Inc	450	18
Liberty Media Corp - Starz (a)	3,160	164	Dollar Tree Inc (a)	7,500	312
McGraw-Hill Cos Inc/The	1,250	35	Family Dollar Stores Inc	225	8
Washington Post Co/The	300	123	GameStop Corp (a)	250	5
	$ 2,318		O'Reilly Automotive Inc (a)	10,397	495
Metal Fabrication & Hardware - 1.25%			Ross Stores Inc	5,300	282
Timken Co	10,751	279	Tiffany & Co	4,693	178
Valmont Industries Inc	4,250	309	TJX Cos Inc	18,800	789
	$ 588		Williams-Sonoma Inc	350	9
Mining - 4.35%			Yum! Brands Inc	13,300	519
Franco-Nevada Corp	15,900	515		$ 3,263
Newmont Mining Corp	21,300	1,315	Semiconductors - 2.41%
Royal Gold Inc	4,466	215	Fairchild Semiconductor International Inc (a)	850	7
	$ 2,045		Linear Technology Corp	875	24
Miscellaneous Manufacturing - 1.94%			Marvell Technology Group Ltd (a)	1,700	27
Carlisle Cos Inc	6,700	242	Maxim Integrated Products Inc	1,700	29
ITT Corp	2,600	117	Microchip Technology Inc	15,055	418
Textron Inc	7,200	122	Micron Technology Inc (a)	25,950	220
Tyco International Ltd	12,300	433	NVIDIA Corp (a)	8,750	89
	$ 914		Varian Semiconductor Equipment Associates Inc	10,426	299
			(a)
Oil & Gas - 7.23%
Cimarex Energy Co	5,800	415	Xilinx Inc	750	19
Concho Resources Inc/Midland TX (a)	7,000	387		$ 1,132
Denbury Resources Inc (a)	25,121	368	Software - 6.29%
EOG Resources Inc	7,400	728	Activision Blizzard Inc	9,650	101
EQT Corp	12,058	436	Broadridge Financial Solutions Inc	16,700	318
EXCO Resources Inc	7,900	115	CA Inc	4,000	74

See accompanying notes.

173

		Schedule of Investments
		MidCap Growth Account I
		June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)
Dun & Bradstreet Corp	5,121 $	344
Fidelity National Information Services Inc	18,229	489
Fiserv Inc (a)	5,606	256
Intuit Inc (a)	17,100	594
Microsoft Corp	17,200	396
VeriFone Systems Inc (a)	20,550	389
	$ 2,961
Telecommunications - 2.22%
American Tower Corp (a)	14,449	643
Arris Group Inc (a)	19,207	196
EchoStar Holding Corp (a)	587	11
NII Holdings Inc (a)	1,069	35
RF Micro Devices Inc (a)	37,700	147
Telephone & Data Systems Inc - Special Shares	566	15
	$ 1,047
Textiles - 1.23%
Cintas Corp	16,401	393
Mohawk Industries Inc (a)	4,004	183
	$ 576
Transportation - 0.50%
Kirby Corp (a)	6,125	234

TOTAL COMMON STOCKS	$ 46,078
Total Investments	$ 46,078
Other Assets in Excess of Liabilities, Net -
2.06%	$ 970
TOTAL NET ASSETS - 100.00%	$ 47,048

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,729
Unrealized Depreciation	(2,481)
Net Unrealized Appreciation (Depreciation)	$ (752)
Cost for federal income tax purposes	$ 46,830
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	24.20%
Consumer, Cyclical	12.84%
Financial	12.03%
Technology	11.30%
Energy	10.50%
Communications	8.80%
Industrial	8.21%
Basic Materials	6.59%
Utilities	3.09%
Diversified	0.38%
Other Assets in Excess of Liabilities, Net	2.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

174

Schedule of Investments
MidCap Value Account II
June 30, 2010 (unaudited)

COMMON STOCKS - 95.44%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.28%			Electric (continued)
Lamar Advertising Co (a)	10,300 $	253	Dynegy Inc (a)	50,844 $	196
			Edison International	12,700	403
Aerospace & Defense - 0.68%			Great Plains Energy Inc	5,933	101
Alliant Techsystems Inc (a)	6,620	411	MDU Resources Group Inc	15,281	275
L-3 Communications Holdings Inc	529	37	Northeast Utilities	7,365	188
Moog Inc (a)	5,100	164	NV Energy Inc	18,200	215
	$ 612		Pinnacle West Capital Corp	5,377	195
Apparel - 0.10%			PNM Resources Inc	19,648	220
Polo Ralph Lauren Corp	1,242	91	Portland General Electric Co	21,356	391
			Progress Energy Inc	10,200	400
Banks - 1.75%			Westar Energy Inc	7,400	160
City National Corp/CA	9,190	471		$ 5,453
Comerica Inc	9,800	361	Electrical Components & Equipment - 0.76%
Fifth Third Bancorp	16,500	203	Energizer Holdings Inc (a)	426	21
First Horizon National Corp (a)	28,797	329	Hubbell Inc	8,054	320
Umpqua Holdings Corp	17,314	199	Molex Inc	18,600	339
	$ 1,563			$ 680
Beverages - 0.80%			Electronics - 1.47%
Brown-Forman Corp	7,758	444	Benchmark Electronics Inc (a)	9,956	158
Constellation Brands Inc (a)	17,547	274	Coherent Inc (a)	1,600	55
	$ 718		Gentex Corp	28,308	509
Chemicals - 1.92%			Tech Data Corp (a)	12,471	444
Cabot Corp	9,200	222	Watts Water Technologies Inc	5,100	146
Cytec Industries Inc	16,100	644		$ 1,312
International Flavors & Fragrances Inc	5,621	238	Energy - Alternate Sources - 0.72%
PPG Industries Inc	1,700	103	Covanta Holding Corp (a)	38,971	647
Valspar Corp	13,700	413
Westlake Chemical Corp	5,400	100	Engineering & Contruction - 1.23%
	$ 1,720		KBR Inc	32,200	655
Commercial Services - 3.92%			Tutor Perini Corp (a)	3,200	53
Convergys Corp (a)	2,114	21	URS Corp (a)	10,000	393
CoreLogic Inc	4,800	85		$ 1,101
Iron Mountain Inc	17,234	387	Entertainment - 0.50%
Lender Processing Services Inc	12,631	396	Ascent Media Corp (a)	1,990	50
Manpower Inc	11,505	497	International Game Technology	24,861	390
Moody's Corp	35,585	709		$ 440
SAIC Inc (a)	57,678	965	Food - 2.75%
Western Union Co/The	29,600	441	Kellogg Co	10,231	515
	$ 3,501		Safeway Inc	9,300	183
Computers - 0.85%			SUPERVALU Inc	41,600	451
Computer Sciences Corp	10,300	466	Sysco Corp	44,529	1,272
Lexmark International Inc (a)	2,176	72	Tyson Foods Inc	2,300	38
Seagate Technology (a)	2,961	39		$ 2,459
Synopsys Inc (a)	9,000	188	Forest Products & Paper - 0.13%
	$ 765		MeadWestvaco Corp	5,300	118
Consumer Products - 1.12%
Avery Dennison Corp	3,600	116	Gas - 1.32%
Clorox Co	14,259	886	Atmos Energy Corp	15,327	414
	$ 1,002		Energen Corp	5,775	256
Distribution & Wholesale - 0.40%			National Fuel Gas Co	5,693	261
Fastenal Co	5,057	254	NiSource Inc	12,047	175
Ingram Micro Inc (a)	6,900	105	Southern Union Co	3,479	76
	$ 359			$ 1,182
Diversified Financial Services - 4.09%			Hand & Machine Tools - 0.07%
Ameriprise Financial Inc	15,121	546	Regal-Beloit Corp	1,178	66
Discover Financial Services	42,847	599
Legg Mason Inc	25,700	720	Healthcare - Products - 3.06%
NYSE Euronext	9,200	254	Becton Dickinson and Co	5,489	371
Onex Corp	43,837	1,054	Boston Scientific Corp (a)	50,400	292
Raymond James Financial Inc	19,900	491	Covidien PLC	18,623	748
	$ 3,664		DENTSPLY International Inc	18,183	544
Electric - 6.10%			Hill-Rom Holdings Inc	3,300	100
AES Corp/The (a)	39,691	367	St Jude Medical Inc (a)	18,842	680
Allegheny Energy Inc	16,661	344		$ 2,735
Ameren Corp	14,800	352	Healthcare - Services - 4.04%
Brookfield Infrastructure Partners LP	388	6	Coventry Health Care Inc (a)	33,600	594
Calpine Corp (a)	46,444	591	Health Net Inc (a)	4,900	120
Consolidated Edison Inc	7,600	328	Humana Inc (a)	12,006	548
Constellation Energy Group Inc	8,700	281	Laboratory Corp of America Holdings (a)	24,872	1,874
DPL Inc	18,400	440	LifePoint Hospitals Inc (a)	2,074	65

See accompanying notes.

175

Schedule of Investments
MidCap Value Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Miscellaneous Manufacturing - 2.14%
Lincare Holdings Inc	12,817 $	417	AO Smith Corp	3,000 $	145
	$ 3,618		Crane Co	6,600	199
Holding Companies - Diversified - 0.37%			Harsco Corp	13,400	315
Leucadia National Corp (a)	16,830	328	Trinity Industries Inc	29,200	518
			Tyco International Ltd	21,013	740
Home Furnishings - 0.53%				$ 1,917
Harman International Industries Inc (a)	15,900	475	Oil & Gas - 6.19%
			Cimarex Energy Co	6,000	429
Insurance - 10.24%			Denbury Resources Inc (a)	46,799	685
American Financial Group Inc/OH	16,433	449	EOG Resources Inc	10,285	1,012
American National Insurance Co	800	65	EQT Corp	22,442	811
Aon Corp	14,735	547	Murphy Oil Corp	1,824	90
Aspen Insurance Holdings Ltd	8,900	220	Nabors Industries Ltd (a)	16,589	292
Assurant Inc	8,700	302	Newfield Exploration Co (a)	4,957	242
Brown & Brown Inc	40,014	766	Pride International Inc (a)	3,660	82
Endurance Specialty Holdings Ltd	4,400	165	Questar Corp	18,421	838
Everest Re Group Ltd	19,595	1,386	Rowan Cos Inc (a)	11,300	248
Fidelity National Financial Inc	6,574	85	SM Energy Co	9,700	390
First American Financial Corp	12,438	158	Sunoco Inc	2,300	80
Loews Corp	41,782	1,392	Tesoro Corp	12,500	146
Markel Corp (a)	999	340	Unit Corp (a)	5,000	203
Marsh & McLennan Cos Inc	19,808	446		$ 5,548
OneBeacon Insurance Group Ltd	4,166	60	Oil & Gas Services - 0.22%
PartnerRe Ltd	5,800	407	Oil States International Inc (a)	1,276	50
Progressive Corp/The	35,515	665	Weatherford International Ltd (a)	11,165	147
Transatlantic Holdings Inc	3,988	191		$ 197
Universal American Corp/NY (a)	12,300	177
			Pharmaceuticals - 2.08%
White Mountains Insurance Group Ltd	1,667	540	King Pharmaceuticals Inc (a)	20,000	152
XL Capital Ltd	50,314	805	Mead Johnson Nutrition Co	10,147	509
	$ 9,166		Omnicare Inc	10,081	239
Internet - 0.75%			Valeant Pharmaceuticals International (a)	16,806	879
AOL Inc (a)	11,600	241	Watson Pharmaceuticals Inc (a)	2,000	81
Expedia Inc	1,300	24		$ 1,860
IAC/InterActiveCorp (a)	800	18
			Pipelines - 2.22%
Liberty Media Corp - Interactive (a)	37,237	391
			Oneok Inc	1,700	74
	$ 674		Spectra Energy Corp	35,195	706
Investment Companies - 0.12%			Williams Cos Inc	66,054	1,207
Apollo Investment Corp	11,000	103		$ 1,987
			Real Estate - 0.76%
Iron & Steel - 0.23%			Brookfield Asset Management Inc	19,500	441
Carpenter Technology Corp	6,400	210	Forest City Enterprises Inc (a)	20,936	237
				$ 678
Lodging - 0.21%			REITS - 3.11%
Hyatt Hotels Corp (a)	5,000	185
			BRE Properties Inc	15,100	558
			Camden Property Trust	12,900	527
Machinery - Construction & Mining - 0.65%			Douglas Emmett Inc	23,400	333
Terex Corp (a)	30,900	579
			EastGroup Properties Inc	1,400	50
			Equity Residential	5,600	233
Machinery - Diversified - 0.72%			Federal Realty Investment Trust	6,700	471
AGCO Corp (a)	19,900	537
			Kilroy Realty Corp	1,100	33
IDEX Corp	3,900	111	Post Properties Inc	900	21
	$ 648		ProLogis	20,500	207
Media - 5.55%			SL Green Realty Corp	4,700	258
CBS Corp	13,000	168	Sovran Self Storage Inc	2,200	76
Discovery Communications Inc - C Shares (a)	32,671	1,010
			UDR Inc	280	5
DISH Network Corp	59,873	1,087		$ 2,772
Liberty Global Inc - A Shares (a)	26,536	690
			Retail - 5.49%
Liberty Media Corp - Capital Series A (a)	22,186	930	AutoZone Inc (a)	3,323	642

Liberty Media Corp - Starz (a)	5,941	308	BJ's Wholesale Club Inc (a)	1,500	56
Washington Post Co/The	1,900	780	Bob Evans Farms Inc	6,542	161
	$ 4,973		Copart Inc (a)	5,744	206
Metal Fabrication & Hardware - 0.33%			Cracker Barrel Old Country Store Inc	4,900	228
Timken Co	11,199	291	Foot Locker Inc	9,700	122
			O'Reilly Automotive Inc (a)	19,376	922
Mining - 3.65%			Sears Holdings Corp (a)	3,500	226
Franco-Nevada Corp	29,600	959	Tiffany & Co	5,757	218
Newmont Mining Corp	30,951	1,911	TJX Cos Inc	30,982	1,300
Royal Gold Inc	8,337	400	Yum! Brands Inc	21,480	839
	$ 3,270			$ 4,920

See accompanying notes.

176

Schedule of Investments
MidCap Value Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		(a) Non-Income Producing Security
Savings & Loans - 0.44%
People's United Financial Inc	29,500 $	398
			Unrealized Appreciation (Depreciation)
Semiconductors - 2.19%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Advanced Micro Devices Inc (a)	41,600	305
Integrated Device Technology Inc (a)	78,600	389	cost of investments held as of the period end were as follows:
LSI Corp (a)	105,600	486
			Unrealized Appreciation	$ 2,402
Microchip Technology Inc	28,134	780	Unrealized Depreciation	(5,217)
		$ 1,960	Net Unrealized Appreciation (Depreciation)	$ (2,815)
Software - 4.23%			Cost for federal income tax purposes	$ 88,932
Broadridge Financial Solutions Inc	24,100	459	All dollar amounts are shown in thousands (000's)
CSG Systems International Inc (a)	5,505	101
Dun & Bradstreet Corp	9,542	640	Portfolio Summary (unaudited)
Electronic Arts Inc (a)	2,100	30
			Sector	Percent
Fidelity National Information Services Inc	31,431	843
Intuit Inc (a)	29,400	1,022	Financial	21.26%
			Consumer, Non-cyclical	17.27%
Microsoft Corp	30,276	697	Industrial	9.37%
		$ 3,792	Energy	9.35%
Telecommunications - 2.73%			Communications	9.31%
ADC Telecommunications Inc (a)	18,835	140
			Consumer, Cyclical	8.64%
American Tower Corp (a)	26,833	1,194
			Utilities	7.42%
Arris Group Inc (a)	2,493	25
			Technology	7.26%
CenturyLink Inc	1,400	47	Basic Materials	5.94%
EchoStar Holding Corp (a)	1,091	21
			Diversified	0.37%
NII Holdings Inc (a)	16,856	548
			Other Assets in Excess of Liabilities, Net	3.81%
Telephone & Data Systems Inc - Special Shares	1,052	28	TOTAL NET ASSETS	100.00%
Tellabs Inc	61,100	390
US Cellular Corp (a)	1,400	58
		$ 2,451
Textiles - 0.91%
Cintas Corp	19,755	474
Mohawk Industries Inc (a)	7,496	343
		$ 817
Transportation - 1.32%
Overseas Shipholding Group Inc	7,900	292
Ryder System Inc	2,519	101
Teekay Corp	19,400	508
Werner Enterprises Inc	13,200	289
		$ 1,190
TOTAL COMMON STOCKS		$ 85,448
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.75%	(000's)	Value (000's)
Banks - 0.75%
Investment in Joint Trading Account; Bank of	$ 258	$ 257
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $262,725; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	108	108
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $110,075; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	64	64
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $64,903; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	240	240
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $245,072; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
		$ 669
TOTAL REPURCHASE AGREEMENTS		$ 669
Total Investments		$ 86,117
Other Assets in Excess of Liabilities, Net -
3.81%		$ 3,409
TOTAL NET ASSETS - 100.00%		$ 89,526

See accompanying notes.

177

Schedule of Investments
Money Market Account
June 30, 2010 (unaudited)

COMMON STOCKS - 2.31%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 2.31%				Amount
BlackRock Liquidity Funds TempFund Portfolio	5,000,000 $	5,000	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
DWS Money Market Series	2,600,000	2,600	Michigan - 0.15%
		$ 7,600	Calvin College JP Morgan Chase
TOTAL COMMON STOCKS		$ 7,600	0.37%, 10/1/2037	$ 500	$ 500
	Principal
	Amount		New Mexico - 1.26%
BONDS - 3.52%	(000's)	Value (000's)	City of Albuquerque NM
Automobile Asset Backed Securities - 0.75%			0.40%, 8/1/2025	1,555	1,555
Bank of America Auto Trust			City of Las Cruces NM
0.62%, 7/15/2011	$ 1,100	$ 1,100	0.35%, 12/1/2018	1,400	1,400
Nissan Auto Lease Trust			Village of Los Lunas NM
0.56%, 6/15/2011	1,268	1,268	0.40%, 2/1/2025	1,200	1,200
World Omni Automobile Lease Securitization					$ 4,155
Trust			New York - 3.16%
0.40%, 11/15/2010	95	95	New York City Housing Development Corp
		$ 2,463	0.32%, 6/15/2034	1,450	1,450
Banks - 0.61%			0.32%, 12/1/2035	1,175	1,175
JP Morgan Chase Bank NA			0.34%, 7/1/2013	835	835
0.35%, 7/21/2010(a)	2,000	2,000	New York City Housing Development
			Corp Landesbank Hessen-Thueringen
Insurance - 0.88%			0.28%, 6/1/2039	2,300	2,300
Berkshire Hathaway Inc			New York State Housing Finance Agency
0.35%, 8/10/2010(a)	2,900	2,900	0.31%, 11/15/2036	900	900
			New York State Housing Finance Agency Fannie
Other Asset Backed Securities - 1.28%			Mae
CNH Equipment Trust			0.37%, 5/15/2033	1,460	1,460
0.35%, 4/15/2011	2,355	2,355	New York State Housing Finance Agency Maiden
Great America Leasing Receivables			Lane Properties
0.50%, 11/15/2010(b)	241	240	0.30%, 5/15/2037	1,400	1,400
Volvo Financial Equipment LLC			New York State Housing Finance Agency Tower
0.51%, 5/16/2011(a),(b)	1,629	1,629	31 LLC
		$ 4,224	0.31%, 11/1/2036	900	900
TOTAL BONDS		$ 11,587			$ 10,420
	Principal		North Carolina - 0.15%
	Amount		Rowan County Industrial Facilities & Pollution
MUNICIPAL BONDS - 10.19%	(000's)	Value (000's)	Control Financing Authority Taylor Clay Products
California - 1.26%			Inc.
California Statewide Communities Development			0.40%, 4/1/2022	490	490
Authority Fannie Mae
0.42%, 12/15/2036	$ 750	$ 750	Ohio - 0.58%
San Jose Redevelopment Agency JP Morgan			City of Cleveland OH
Chase Bank			0.35%, 1/1/2012	910	910
0.34%, 8/1/2028	125	125	State of Ohio Xavier University
Santa Rosa Rancheria Tachi Yokut Tribe			0.34%, 5/1/2042	1,000	1,000
Enterprise					$ 1,910
0.38%, 9/1/2019	3,265	3,265	Pennsylvania - 0.75%
		$ 4,140	City of Reading PA
Colorado - 0.42%			0.35%, 11/1/2031	600	600
City of Colorado Springs CO			Luzerne County Industrial Development
0.35%, 11/1/2027	700	700	Authority Obligated Group
Sheridan Redevelopment Agency Citibank NA			0.40%, 2/1/2021	1,120	1,120
0.95%, 12/1/2029	700	700	Montgomery County Industrial Development
		$ 1,400	Authority/PA JP Morgan Chase
			0.44%, 8/1/2037	750	750
Illinois - 0.57%
City of Chicago IL US Bank NA					$ 2,470
1.34%, 7/8/2010	900	900	Rhode Island - 0.58%
Memorial Health System/IL JP Morgan Chase			Rhode Island Student Loan Authority
Bank			0.32%, 6/1/2048	1,900	1,900
0.36%, 10/1/2024	1,000	1,000
		$ 1,900	Texas - 0.30%
			South Central Texas Industrial Development Corp
Indiana - 0.12%
Ball State University Foundation Inc US Bank NA			0.34%, 5/1/2020	1,000	1,000
0.32%, 9/1/2031	400	400
			Washington - 0.40%
			Washington State Housing Finance Commission
Iowa - 0.49%
Iowa Finance Authority Dexia/Fannie Mae/Ginnie			0.60%, 7/1/2030	465	465
Mae			Washington State Housing Finance
0.33%, 1/1/2038	1,600	1,600	Commission Deer Run West LP
			0.40%, 6/15/2037	800	800

See accompanying notes.

178

Schedule of Investments Money Market Account June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Washington (continued)			Banks (continued)
Washington State Housing Finance			Standard Chartered Bank/New York
Commission Fannie Mae			0.43%, 9/15/2010(b)	$ 1,500	$ 1,499
0.42%, 5/15/2033	$ 50	$ 50	0.43%, 9/20/2010(b)	2,000	1,998
		$ 1,315	0.46%, 8/9/2010(b)	1,900	1,899
TOTAL MUNICIPAL BONDS		$ 33,600	0.48%, 10/8/2010(b)	1,700	1,698
	Principal		State Street Corp
U.S. GOVERNMENT & GOVERNMENT	Amount		0.31%, 7/8/2010	2,100	2,100
AGENCY OBLIGATIONS - 1.69%	(000's)	Value (000's)	0.48%, 9/13/2010(c)	2,200	2,198
U.S. Treasury Bill - 1.69%			UBS Finance Delaware LLC
0.02%, 7/8/2010	$ 4,000	$ 4,000	0.40%, 9/28/2010	2,000	1,998
0.44%, 4/7/2011	1,600	1,595	0.42%, 7/30/2010	2,200	2,199
		$ 5,595	0.63%, 10/8/2010	2,000	1,996
TOTAL U.S. GOVERNMENT &					$ 51,571
GOVERNMENT AGENCY OBLIGATIONS		$ 5,595	Chemicals - 1.52%
	Maturity		BASF SE
			0.27%, 8/24/2010(b)	2,000	1,999
	Amount
			0.65%, 7/9/2010(b)	1,500	1,500
REPURCHASE AGREEMENTS - 7.43%	(000's)	Value (000's)
Banks - 7.43%			EI du Pont de Nemours & Co
Investment in Joint Trading Account; Bank of	$ 16,000	$ 16,000	0.55%, 9/13/2010	1,500	1,498
America Repurchase Agreement; 0.02%					$ 4,997
dated 06/30/10 maturing 07/01/10			Diversified Financial Services - 42.02%
(collateralized by US Treasury Note;			American Express Credit
$16,320,000; 3.13%; dated 04/30/13)			0.33%, 8/23/2010	1,500	1,499
Investment in Joint Trading Account; Credit Suisse	8,500	8,500	0.45%, 9/21/2010	1,500	1,499
Repurchase Agreement; 0.01% dated			American Honda Finance Corp
06/30/10 maturing 07/01/10 (collateralized by			0.26%, 7/20/2010	2,000	2,000
US Treasury Note; $8,670,000; 1.75%; dated			0.28%, 8/31/2010	2,000	1,999
04/15/13)			0.28%, 9/22/2010	1,700	1,699
		$ 24,500	0.37%, 9/2/2010	2,200	2,198
TOTAL REPURCHASE AGREEMENTS		$ 24,500	BlackRock Inc
			0.22%, 7/1/2010(b)	3,400	3,400
	Principal		0.32%, 7/6/2010(b)	2,000	2,000
	Amount
COMMERCIAL PAPER - 73.22%	(000's)	Value (000's)	BNP Paribas Finance Inc
			0.28%, 7/12/2010	1,500	1,500
Agriculture - 0.30%
Philip Morris International Inc			0.28%, 8/17/2010	1,200	1,199
0.32%, 8/11/2010(b)	1,000	999	0.33%, 11/1/2010	2,150	2,148
			0.50%, 7/27/2010	2,000	1,999
			CAFCO LLC
Banks - 15.64%			0.30%, 7/13/2010(b)	2,200	2,200
Australia & New Zealand Banking Group Ltd			0.30%, 7/19/2010(b)	1,700	1,700
0.31%, 8/3/2010(b),(c)	1,500	1,500
			0.30%, 7/23/2010(b)	2,000	2,000
Bank of America Corp			0.37%, 7/28/2010(b)	2,100	2,099
0.34%, 8/17/2010	1,900	1,899
			Charta Corp
Bank of America NA			0.30%, 9/1/2010(b)	2,300	2,299
0.45%, 10/14/2010	500	500	0.30%, 9/7/2010(b)	500	500
0.46%, 11/18/2010	2,100	2,100	0.36%, 7/14/2010(b)	1,800	1,800
Barclays US Funding Corp			0.46%, 8/24/2010(b)	3,100	3,098
0.24%, 7/8/2010	2,000	2,000
			CRC Funding LLC
Commonwealth Bank of Australia			0.28%, 8/12/2010(b)	2,100	2,099
0.34%, 9/8/2010(b),(c)	1,500	1,499
			0.30%, 7/6/2010(b)	1,100	1,100
0.35%, 9/17/2010(b),(c)	2,000	1,998
			0.30%, 7/22/2010(b)	1,900	1,900
0.36%, 9/27/2010(b),(c)	2,000	1,998
			0.34%, 9/3/2010(b)	2,000	1,999
Credit Suisse/New York NY			0.55%, 9/9/2010(b)	1,000	999
0.38%, 8/2/2010	1,400	1,399
0.40%, 7/26/2010	2,000	1,999	Credit Agricole North America Inc
DnB NOR Bank ASA			0.32%, 7/6/2010	2,000	2,000
0.23%, 7/2/2010(b),(c)	2,000	2,000	0.33%, 8/24/2010	1,600	1,599
0.26%, 7/14/2010(b),(c)	2,200	2,200	Danske Corp
			0.36%, 7/21/2010(b)	3,900	3,899
0.40%, 9/28/2010(b),(c)	1,500	1,498
			0.37%, 8/27/2010(b)	1,600	1,599
Intesa Funding LLC			0.41%, 8/3/2010(b)	2,300	2,299
0.27%, 7/7/2010	2,400	2,400
			Gemini Securitization Corp LLC
0.36%, 7/1/2010	2,000	2,000	0.26%, 7/6/2010(b)	1,700	1,700
0.61%, 9/20/2010	1,500	1,498	0.35%, 7/12/2010(b)	2,200	2,200
Kreditanstalt fuer Wiederaufbau			0.40%, 8/10/2010(b)	1,800	1,799
0.19%, 7/22/2010(b),(c)	1,500	1,500
National Australia Funding Delaware Inc			0.50%, 9/2/2010	2,000	1,998
0.47%, 8/25/2010(b)	2,000	1,999	General Electric Capital
Royal Bank of Scotland Group PLC			0.18%, 7/26/2010	2,000	2,000
0.46%, 8/2/2010(b),(c)	2,000	1,999	0.42%, 9/27/2010	1,500	1,498

See accompanying notes.

179

Schedule of Investments Money Market Account June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Insurance (continued)
ING US Funding LLC			Prudential Funding LLC
0.30%, 7/6/2010	$ 2,000	$ 2,000	0.56%, 9/21/2010	$ 2,500	$ 2,497
0.33%, 8/13/2010	2,000	1,999	Prudential PLC
0.40%, 10/7/2010	1,900	1,898	0.35%, 7/2/2010(b)	1,000	1,000
Jupiter Securitization Co LLC			0.44%, 7/13/2010(b)	1,000	1,000
0.33%, 7/2/2010(b)	2,000	2,000	0.47%, 7/26/2010(b)	1,000	1,000
0.40%, 8/6/2010(b)	2,000	1,999	Swiss Re Treasury US Corp
0.40%, 8/16/2010(b)	2,000	1,999	0.72%, 8/23/2010(b)	1,800	1,798
0.45%, 9/10/2010(b)	2,000	1,998	0.75%, 7/12/2010(b)	2,000	2,000
Metlife Funding Inc			0.78%, 7/8/2010(b)	2,000	2,000
0.20%, 7/27/2010	2,500	2,500	0.78%, 7/16/2010(b)	2,000	1,999
1.05%, 7/19/2010(d)	1,000	1,000			$ 16,493
Nordea North America			Miscellaneous Manufacturing - 1.36%
0.28%, 9/9/2010	2,000	1,999	General Electric Co
0.32%, 7/29/2010	2,000	2,000	0.26%, 7/9/2010	2,200	2,200
0.34%, 8/4/2010	2,000	1,999	0.28%, 7/13/2010	2,300	2,300
Nordea North America Inc/DE					$ 4,500
0.28%, 7/16/2010	1,200	1,200	Oil & Gas - 1.30%
Paccar Financial Corp			BP Capital Markets PLC
0.45%, 8/16/2010	2,100	2,099	0.30%, 7/12/2010(b)	2,300	2,300
0.45%, 9/17/2010	2,500	2,497	Shell International Finance BV
Private Export Funding Corp			0.55%, 2/1/2011(b)	2,000	1,993
0.23%, 7/15/2010(b)	2,300	2,300
					$ 4,293
Rabobank USA Financial Corp			Supranational Bank - 1.82%
0.25%, 7/1/2010	1,620	1,620	Corp Andina de Fomento
0.48%, 9/24/2010	1,900	1,898	0.35%, 7/22/2010(b)	2,000	1,999
Ranger Funding Co LLC			0.48%, 9/14/2010(b)	1,900	1,898
(b)
0.40%, 7/14/2010	2,000	2,000	0.55%, 10/12/2010(b)	2,100	2,097
Sheffield Receivables Corp					$ 5,994
0.38%, 7/29/2010(b)	2,000	1,999
0.40%, 8/13/2010(b)	2,000	1,999	Telecommunications - 0.61%
0.48%, 9/14/2010(b)	2,000	1,998	Telstra Corp Ltd
			0.45%, 8/16/2010(b)	2,000	1,999
0.49%, 9/10/2010(b)	2,000	1,998
Societe Generale North America Inc
			TOTAL COMMERCIAL PAPER		$ 241,350
0.31%, 8/19/2010	2,100	2,099
0.32%, 7/20/2010	2,000	2,000		Principal
0.35%, 9/8/2010	2,000	1,999		Amount
Straight - A Funding LLC			CERTIFICATE OF DEPOSIT - 1.64%	(000's)	Value (000's)
0.33%, 8/18/2010	2,000	1,999	Banks - 1.64%
0.33%, 8/26/2010(b)	1,500	1,499	Bank of America NA
0.39%, 8/5/2010	1,100	1,100	0.40%, 11/12/2010	2,400	2,400
0.40%, 8/9/2010	1,000	999	0.41%, 10/25/2010	1,000	1,000
0.40%, 8/11/2010	1,700	1,699	Citibank NA
0.42%, 8/27/2010	896	895	0.41%, 8/4/2010	2,000	2,000
Toyota Credit Canada Inc					$ 5,400
0.44%, 7/28/2010	1,200	1,200	TOTAL CERTIFICATE OF DEPOSIT		$ 5,400
0.52%, 9/29/2010	2,000	1,997	Total Investments		$ 329,632
0.52%, 9/30/2010	1,500	1,498	Liabilities in Excess of Other Assets, Net -
Toyota Motor Credit Corp			0.00%		$ (9)
0.36%, 7/26/2010	1,400	1,400	TOTAL NET ASSETS - 100.00%		$ 329,623
0.40%, 7/9/2010	1,600	1,600
Yorktown Capital LLC
0.33%, 7/23/2010	2,000	2,000	(a)	Variable Rate. Rate shown is in effect at June 30, 2010.
		$ 138,507	(b)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Electric - 3.64%
			registration, normally to qualified institutional buyers. Unless otherwise
GDF Suez
0.35%, 7/20/2010(b)	3,000	2,999	indicated, these securities are not considered illiquid. At the end of the
0.35%, 8/9/2010(b)	1,000	1,000	period, the value of these securities totaled $134,409 or 40.78% of net
0.36%, 8/3/2010(b)	2,000	1,999	assets.
0.36%, 8/19/2010(b)	2,000	1,999	(c)	Security issued by foreign bank and denominated in USD.
			(d) Security is Illiquid
Southern Co Funding Corp
0.25%, 7/27/2010(b)	2,000	2,000
0.25%, 7/28/2010(b)	2,000	2,000
		$ 11,997
Insurance - 5.01%
New York Life Capital Corp
0.26%, 7/7/2010(b)	1,200	1,200
0.32%, 8/13/2010(b)	2,000	1,999

See accompanying notes.

180

Schedule of Investments Money Market Account June 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 329,632
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	73.23%
Revenue	8.02%
Utilities	3.64%
Government	3.51%
Exchange Traded Funds	2.31%
Asset Backed Securities	2.03%
Insured	1.78%
Basic Materials	1.52%
Industrial	1.36%
Energy	1.30%
Communications	0.61%
Consumer, Non-cyclical	0.30%
Tax Allocation	0.21%
General Obligation	0.18%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

181

     Schedule of Investments Mortgage Securities Account June 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS - 29.03%	(000's)	Value (000's)	AGENCY OBLIGATIONS - 70.01%	(000's)	Value (000's)
Finance - Mortgage Loan/Banker - 3.03%			Federal Home Loan Mortgage Corporation (FHLMC) - 33.45%
Fannie Mae			4.00%, 6/1/2024(c)	$ 1,825	$ 1,898
3.00%, 9/16/2014	$ 3,000	$ 3,148	4.00%, 3/1/2025(c)	2,452	2,550
Federal Farm Credit Bank			4.00%, 8/1/2039(c)	2,626	2,661
3.70%, 5/15/2013	2,500	2,676	4.50%, 4/1/2018(c)	418	446
Federal Home Loan Banks			4.50%, 6/1/2024(c)	1,712	1,808
4.50%, 9/16/2013	1,640	1,803	4.50%, 8/1/2024(c)	2,510	2,650
		$ 7,627	4.50%, 8/1/2033(c)	509	534
Mortgage Backed Securities - 25.87%			4.50%, 8/1/2033(c)	445	467
Banc of America Funding Corp			4.50%, 6/1/2035(c)	2,247	2,358
0.43%, 7/20/2036(a)	934	916	4.50%, 6/1/2035(c)	2,281	2,384
Banc of America Mortgage Securities Inc			4.50%, 5/1/2039(c)	1,923	1,995
4.75%, 8/25/2033	104	104	4.50%, 6/1/2039(c)	2,918	3,027
4.75%, 2/25/2035	1,408	1,415	4.50%, 9/1/2039(c)	2,937	3,047
Chase Mortgage Finance Corp			4.50%, 11/1/2039(c)	2,884	2,992
6.00%, 5/25/2035	1,920	1,703	4.50%, 12/1/2039(c)	3,453	3,582
Citicorp Mortgage Securities Inc			5.00%, 3/1/2028(c)	1,789	1,900
5.25%, 2/25/2035	2,282	2,364	5.00%, 2/1/2033(c)	823	876
5.50%, 3/25/2035	1,046	1,049	5.00%, 6/1/2033(c)	861	919
Countrywide Home Loan Mortgage Pass Through			5.00%, 8/1/2033(c)	1,406	1,501
Trust			5.00%, 8/1/2033(c)	1,492	1,586
5.00%, 11/25/2018	939	966	5.00%, 5/1/2034(c)	1,650	1,752
5.25%, 5/25/2034	1,631	1,572	5.00%, 5/1/2035(c)	876	929
Credit Suisse First Boston Mortgage Securities			5.00%, 7/1/2035(c)	4,010	4,252
Corp			5.00%, 10/1/2038(c)	2,907	3,066
5.75%, 4/25/2033	652	651	5.00%, 5/1/2039(c)	2,531	2,681
Fannie Mae			5.00%, 6/1/2039(c)	3,191	3,380
4.50%, 10/25/2031	2,500	2,674	5.00%, 9/1/2039(c)	3,021	3,200
4.50%, 10/25/2036	2,700	2,869	5.00%, 1/1/2040(c)	3,443	3,647
5.00%, 2/25/2027	132	1	5.50%, 11/1/2018(c)	583	634
5.00%, 5/25/2040	3,000	3,237	5.50%, 11/1/2032(c)	547	590
5.50%, 2/25/2032	1,066	1,123	5.50%, 4/1/2033(c)	1,057	1,143
7.00%, 4/25/2032	714	806	5.50%, 8/1/2033(c)	984	1,065
8.00%, 4/25/2022	6	6	5.50%, 12/1/2033(c)	1,247	1,346
8.70%, 12/25/2019	11	12	5.50%, 1/1/2034(c)	861	929
Freddie Mac			5.50%, 9/1/2035(c)	1,510	1,626
4.50%, 3/15/2038	4,627	4,951	5.50%, 1/1/2038(c)	1,969	2,115
4.50%, 3/15/2040	3,000	3,127	5.50%, 2/1/2038(c)	2,524	2,706
4.50%, 5/15/2040	3,500	3,570	6.00%, 1/1/2013(c)	29	31
5.50%, 1/15/2033	718	788	6.00%, 4/1/2017(c)	191	209
5.50%, 4/15/2033(a)	1,640	1,761	6.00%, 4/1/2017(c)	164	178
5.50%, 12/15/2033	3,500	3,781	6.00%, 5/1/2017(c)	188	203
MASTR Alternative Loans Trust			6.00%, 5/1/2031(c)	93	102
5.37%, 1/25/2020(a)	1,025	1,065	6.00%, 9/1/2032(c)	146	161
5.50%, 1/25/2020	2,221	2,313	6.00%, 11/1/2033(c)	466	515
Preliminary Dealer Issuances			6.00%, 11/1/2033(c)	509	563
4.75%, 5/25/2035(b)	1,825	1,811	6.00%, 12/1/2033(c)	448	495
Prime Mortgage Trust			6.00%, 5/1/2034(c)	790	868
4.75%, 10/25/2020(a)	838	839	6.00%, 5/1/2034(c)	1,549	1,684
Structured Asset Securities Corp			6.00%, 3/1/2037(c)	1,593	1,733
5.00%, 5/25/2035	2,017	1,969	6.50%, 11/1/2016(c)	60	66
6.00%, 4/25/2033	3,648	3,807	6.50%, 12/1/2021(c)	150	167
Wachovia Bank Commercial Mortgage Trust			6.50%, 4/1/2022(c)	197	218
4.70%, 5/15/2044	1,500	1,564	6.50%, 5/1/2022(c)	113	125
Wells Fargo Mortgage Backed Securities Trust			6.50%, 5/1/2023(c)	27	30
5.00%, 11/25/2020	786	802	6.50%, 1/1/2028(c)	14	16
5.50%, 5/25/2035	2,804	2,825	6.50%, 3/1/2029(c)	26	28
5.50%, 11/25/2035	1,728	1,729	6.50%, 4/1/2029(c)	273	305
5.75%, 10/25/2036(a)	1,683	1,665	6.50%, 10/1/2031(c)	60	66
6.00%, 4/25/2037	2,457	2,017	6.50%, 1/1/2032(c)	251	279
6.00%, 12/28/2037(a)	3,154	3,217	7.00%, 11/1/2012(c)	3	4
		$ 65,069	7.00%, 1/1/2013(c)	7	7
			7.00%, 1/1/2028(c)	180	205
Regional Authority - 0.13%
			7.00%, 6/1/2031(c)	15	17
US Department of Housing and Urban
			7.00%, 10/1/2031(c)	32	37
Development
			7.00%, 4/1/2032(c)	308	347
6.16%, 8/1/2011	317	317
			7.00%, 7/1/2036(c)	1,002	1,116
			7.50%, 2/1/2031(c)	30	34
TOTAL BONDS		$ 73,013
			8.00%, 12/1/2030(c)	9	10

See accompanying notes.

182

Schedule of Investments
Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
8.50%, 7/1/2029(c)	$ 48 $	56	9.00%, 9/1/2030(c)	$ 16	$ 19
	$ 84,117				$ 61,166
Federal National Mortgage Association (FNMA) - 24.32%			Government National Mortgage Association (GNMA) - 9.09%
4.00%, 5/1/2025(c)	2,489	2,590	4.00%, 3/20/2040	4,474	4,550
4.00%, 5/1/2039(c)	1,933	1,960	4.50%, 9/20/2039	3,238	3,373
4.50%, 3/1/2040(c)	2,483	2,567	4.50%, 3/20/2040	3,975	4,140
5.00%, 6/1/2018(c)	961	1,037	5.50%, 7/20/2033	935	1,018
5.00%, 10/1/2018(c)	833	899	5.50%, 2/20/2034	793	863
5.00%, 6/1/2025(c)	4,927	5,264	5.50%, 3/20/2034	996	1,084
5.00%, 6/1/2034(c)	1,436	1,526	6.00%, 2/20/2029	45	50
5.00%, 4/1/2039(c)	3,270	3,466	6.00%, 5/20/2032(a)	197	219
5.00%, 4/1/2040(c)	2,439	2,584	6.00%, 7/20/2033	610	678
5.50%, 1/1/2017(c)	275	299	6.00%, 8/15/2034	848	933
5.50%, 12/1/2017(c)	273	295	6.00%, 6/20/2038	1,682	1,836
5.50%, 5/1/2018(c)	700	760	6.50%, 3/20/2031	53	60
5.50%, 2/1/2033(c)	677	733	6.50%, 4/20/2031	57	64
5.50%, 5/1/2033(c)	80	86	6.50%, 7/15/2032	155	173
5.50%, 5/1/2033(c)	475	514	6.50%, 4/20/2034	125	139
5.50%, 6/1/2033(c)	1,001	1,082	6.50%, 11/15/2038	3,043	3,344
5.50%, 2/1/2034(c)	2,091	2,249	7.00%, 1/15/2028	4	5
5.50%, 4/1/2034(c)	246	265	7.00%, 1/15/2028	8	9
5.50%, 7/1/2034(c)	421	452	7.00%, 1/15/2028	27	30
5.50%, 8/1/2034(c)	407	437	7.00%, 1/15/2028	4	5
5.50%, 9/1/2034(c)	1,817	1,954	7.00%, 1/15/2028	5	5
5.50%, 11/1/2035(c)	1,799	1,936	7.00%, 1/15/2029	39	45
5.50%, 3/1/2038(c)	2,654	2,853	7.00%, 3/15/2029	22	25
5.50%, 3/1/2038(c)	2,661	2,860	7.00%, 6/20/2031	31	35
5.50%, 6/1/2038(c)	3,115	3,349	7.50%, 1/15/2023	2	2
5.96%, 10/1/2036(a),(c)	674	723	7.50%, 1/15/2023	2	2
6.00%, 12/1/2016(c)	186	203	7.50%, 1/15/2023	3	3
6.00%, 8/1/2017(c)	270	294	7.50%, 2/15/2023	2	2
6.00%, 8/1/2031(c)	282	311	7.50%, 2/15/2023	4	5
6.00%, 2/1/2034(c)	73	81	7.50%, 2/15/2023	9	10
6.00%, 9/1/2036(c)	1,625	1,772	7.50%, 3/15/2023	11	13
6.00%, 4/1/2037(c)	1,444	1,569	7.50%, 3/15/2023	5	5
6.00%, 5/1/2037(c)	2,142	2,326	7.50%, 4/15/2023	32	36
6.00%, 7/1/2037(c)	2,592	2,816	7.50%, 6/15/2023	17	19
6.00%, 9/1/2037(c)	1,865	2,026	7.50%, 6/15/2023	5	6
6.00%, 5/1/2038(c)	1,508	1,638	7.50%, 7/15/2023	1	2
6.50%, 9/1/2024(c)	86	95	7.50%, 9/15/2023	5	6
6.50%, 2/1/2029(c)	10	11	7.50%, 9/15/2023	9	10
6.50%, 3/1/2029(c)	41	46	7.50%, 10/15/2023	22	25
6.50%, 4/1/2029(c)	73	82	7.50%, 10/15/2023	12	13
6.50%, 7/1/2029(c)	349	394	7.50%, 11/15/2023	12	14
6.50%, 6/1/2031(c)	27	30	8.00%, 7/15/2026	3	3
6.50%, 6/1/2031(c)	20	23	8.00%, 8/15/2026	6	7
6.50%, 1/1/2032(c)	40	45	8.00%, 1/15/2027	3	3
6.50%, 3/1/2032(c)	158	177	8.00%, 2/15/2027	1	1
6.50%, 3/1/2032(c)	52	58	8.00%, 6/15/2027	1	1
6.50%, 4/1/2032(c)	202	226			$ 22,871
6.50%, 8/1/2032(c)	80	89	U.S. Treasury - 3.15%
6.50%, 11/1/2032(c)	74	83	4.00%, 2/15/2014	1,640	1,798
6.50%, 11/1/2032(c)	77	86	4.50%, 2/28/2011	1,640	1,686
6.50%, 12/1/2032(c)	199	222	4.50%, 2/15/2036	820	906
6.50%, 2/1/2033(c)	110	123	4.88%, 8/15/2016	820	949
6.50%, 7/1/2034(c)	448	499	6.00%, 2/15/2026	2,000	2,577
6.50%, 7/1/2034(c)	212	237			$ 7,916
6.50%, 2/1/2036(c)	916	1,003
			TOTAL U.S. GOVERNMENT &
6.50%, 5/1/2036(c)	1,143	1,256
			GOVERNMENT AGENCY OBLIGATIONS		$ 176,070
7.00%, 8/1/2028(c)	70	80
				Maturity
7.00%, 12/1/2028(c)	47	53
				Amount
7.00%, 4/1/2029(c)	27	31
			REPURCHASE AGREEMENTS - 0.68%	(000's)	Value (000's)
7.00%, 11/1/2031(c)	189	214
7.50%, 11/1/2029(c)	30	34	Banks - 0.68%
			Investment in Joint Trading Account; Bank of	$ 659	$ 659
8.00%, 5/1/2022(c)	2	2
			America Repurchase Agreement; 0.02%
8.00%, 5/1/2027(c)	87	99
			dated 06/30/10 maturing 07/01/10
8.00%, 9/1/2027(c)	19	22
			(collateralized by Sovereign Agency Issues
8.50%, 2/1/2023(c)	2	2
			and US Treasury Note; $672,396; 0.00% -
8.50%, 10/1/2027(c)	42	49
			4.75%; dated 05/15/14 - 07/15/17)

See accompanying notes.

183

		Schedule of Investments
		Mortgage Securities Account
		June 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Credit Suisse $	276	$ 276
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $281,716; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	163	163
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $166,106; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	615	615
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $627,215; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
		$ 1,713
TOTAL REPURCHASE AGREEMENTS		$ 1,713
Total Investments		$ 250,796
Other Assets in Excess of Liabilities, Net -
0.28%		$ 708
TOTAL NET ASSETS - 100.00%		$ 251,504

(a)	Variable Rate. Rate shown is in effect at June 30, 2010.
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,811 or 0.72% of net assets.
(c)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 10,328
Unrealized Depreciation	(445)
Net Unrealized Appreciation (Depreciation)	$ 9,883
Cost for federal income tax purposes	$ 240,913
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	92.73%
Government	6.31%
Financial	0.68%
Other Assets in Excess of Liabilities, Net	0.28%
TOTAL NET ASSETS	100.00%

See accompanying notes.

184

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2010 (unaudited)

COMMON STOCKS - 97.18%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.51%			Cosmetics & Personal Care - 1.10%
Boeing Co/The	24,551 $	1,541	Alberto-Culver Co	10,635 $	288
Northrop Grumman Corp	7,325	399	Procter & Gamble Co	12,100	726
Teledyne Technologies Inc (a)	9,600	370		$ 1,014
	$ 2,310		Diversified Financial Services - 2.95%
Agriculture - 0.44%			Charles Schwab Corp/The	103,625	1,469
Archer-Daniels-Midland Co	15,750	407	Franklin Resources Inc	14,365	1,238
				$ 2,707
Airlines - 0.97%			Electric - 1.25%
Alaska Air Group Inc (a)	12,887	579	Edison International	11,950	379
Cathay Pacific Airways Ltd ADR	32,100	312	PG&E Corp	18,800	773
	$ 891			$ 1,152
Apparel - 1.90%			Electronics - 2.88%
Columbia Sportswear Co	10,154	474	Dionex Corp (a)	14,232	1,060
Nike Inc	18,813	1,271	Electro Scientific Industries Inc (a)	6,068	81
	$ 1,745		FEI Co (a)	22,735	448
Automobile Manufacturers - 1.30%			FLIR Systems Inc (a)	4,125	120
PACCAR Inc	26,633	1,062	Itron Inc (a)	7,260	449
Toyota Motor Corp ADR	1,959	134	Trimble Navigation Ltd (a)	9,625	269
	$ 1,196		Waters Corp (a)	3,350	217
Automobile Parts & Equipment - 0.58%				$ 2,644
Johnson Controls Inc	19,675	529	Engineering & Contruction - 1.13%
			Granite Construction Inc	13,375	315
Banks - 4.80%			Jacobs Engineering Group Inc (a)	20,071	731
Barclays PLC ADR	4,225	67		$ 1,046
City National Corp/CA	5,976	306	Environmental Control - 0.72%
East West Bancorp Inc	12,093	185	Energy Recovery Inc (a)	16,828	67
JP Morgan Chase & Co	26,754	980	Waste Connections Inc (a)	17,135	598
State Street Corp	12,850	435		$ 665
US Bancorp	17,900	400	Food - 2.71%
Wells Fargo & Co	71,210	1,823	Campbell Soup Co	5,575	200
Westamerica Bancorporation	4,175	219	Dairy Farm International Holdings Ltd ADR	17,343	601
	$ 4,415		Dean Foods Co (a)	3,350	34
Beverages - 0.60%			General Mills Inc	20,520	729
Brown-Forman Corp	4,682	268	Kroger Co/The	14,515	286
PepsiCo Inc	4,683	285	Ralcorp Holdings Inc (a)	3,280	179
	$ 553		Safeway Inc	23,600	464
Biotechnology - 1.63%				$ 2,493
Dendreon Corp (a)	4,275	138	Forest Products & Paper - 1.71%
Gilead Sciences Inc (a)	20,699	710	Plum Creek Timber Co Inc	11,800	407
Life Technologies Corp (a)	9,421	445	Weyerhaeuser Co	33,060	1,164
Martek Biosciences Corp (a)	8,826	209		$ 1,571
	$ 1,502		Gas - 1.53%
Building Materials - 0.67%			Energen Corp	2,240	99
Apogee Enterprises Inc	10,464	113	Northwest Natural Gas Co	1,325	58
Cemex SAB de CV ADR(a)	12,125	117	Sempra Energy	26,775	1,253
Simpson Manufacturing Co Inc	15,863	390		$ 1,410
	$ 620		Healthcare - Products - 3.29%
Chemicals - 0.75%			Beckman Coulter Inc	11,488	693
FMC Corp	3,450	198	Becton Dickinson and Co	4,282	289
Potash Corp of Saskatchewan Inc	3,630	313	Johnson & Johnson	16,706	987
Sigma-Aldrich Corp	3,600	179	ResMed Inc (a)	4,315	262
	$ 690		Techne Corp	4,571	262
Commercial Services - 0.88%			Varian Medical Systems Inc (a)	10,252	536
AMN Healthcare Services Inc (a)	11,834	89		$ 3,029
Resources Connection Inc (a)	15,912	217	Healthcare - Services - 0.89%
Robert Half International Inc	9,950	234	DaVita Inc (a)	9,925	620
TrueBlue Inc (a)	16,025	179	Health Net Inc (a)	5,105	124
Visa Inc	1,305	92	Sun Healthcare Group Inc (a)	10,158	82
	$ 811			$ 826
Computers - 3.62%			Home Builders - 0.28%
Apple Inc (a)	2,675	673	KB Home	12,700	140
Hewlett-Packard Co	33,725	1,459	Winnebago Industries Inc (a)	11,593	115
IBM Corp	8,630	1,066		$ 255
Mentor Graphics Corp (a)	14,491	128
			Insurance - 2.21%
	$ 3,326		Fidelity National Financial Inc	4,300	56
Consumer Products - 2.04%			HCC Insurance Holdings Inc	14,575	361
Clorox Co	20,320	1,263	Mercury General Corp	5,147	213
Kimberly-Clark Corp	8,200	497	MetLife Inc	9,950	376
WD-40 Co	3,500	117	StanCorp Financial Group Inc	25,104	1,018
	$ 1,877			$ 2,024
See accompanying notes.			185

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet - 1.83%			Retail (continued)
Amazon.com Inc (a)	3,955 $	432	CVS Caremark Corp	5,923 $	174
Art Technology Group Inc (a)	55,002	188	Home Depot Inc	12,200	343
Google Inc (a)	2,390	1,063	Jack in the Box Inc (a)	14,932	291
	$ 1,683		McDonald's Corp	13,725	904
Iron & Steel - 1.20%			Nordstrom Inc	26,375	849
Reliance Steel & Aluminum Co	12,900	467	Ross Stores Inc	2,420	129
Schnitzer Steel Industries Inc	16,233	636	Starbucks Corp	55,635	1,352
	$ 1,103		Yum! Brands Inc	4,000	156
Leisure Products & Services - 0.68%					$ 6,498
Ambassadors Group Inc	17,993	203	Savings & Loans - 1.53%
Carnival Corp	8,875	268	Washington Federal Inc	87,074	1,409
Harley-Davidson Inc	7,124	158
	$ 629		Semiconductors - 3.81%
Lodging - 0.49%			Applied Materials Inc	51,123	614
Red Lion Hotels Corp (a)	75,959	454	Avago Technologies Ltd (a)	10,650	224
			Intel Corp	69,380	1,350
			LSI Corp (a)	39,655	182
Machinery - Diversified - 0.36%
Cascade Corp	9,297	331	Microchip Technology Inc	21,434	595
			Novellus Systems Inc (a)	3,300	84
			QLogic Corp (a)	16,425	273
Media - 1.55%
			Supertex Inc (a)	7,518	185
Walt Disney Co/The	45,320	1,428
					$ 3,507
Metal Fabrication & Hardware - 0.55%			Software - 5.48%
Precision Castparts Corp	4,928	507	Actuate Corp (a)	39,881	177
			Adobe Systems Inc (a)	43,125	1,140
Mining - 0.20%			Autodesk Inc (a)	9,950	242
Freeport-McMoRan Copper & Gold Inc	3,040	180	Informatica Corp (a)	8,625	206
			Microsoft Corp	100,436	2,311
Miscellaneous Manufacturing - 1.30%			Omnicell Inc (a)	14,739	172
Crane Co	7,975	241	Oracle Corp	24,284	521
General Electric Co	66,296	956	Quality Systems Inc	1,379	80
	$ 1,197		Quest Software Inc (a)	10,575	191
Oil & Gas - 9.85%					$ 5,040
Apache Corp	16,035	1,350	Telecommunications - 4.77%
Berry Petroleum Co	14,664	377	AT&T Inc	60,350	1,460
Chevron Corp	40,333	2,737	China Mobile Ltd ADR	4,000	198
CNOOC Ltd ADR	2,250	383	Cisco Systems Inc (a)	60,250	1,284
Devon Energy Corp	13,215	805	Polycom Inc (a)	6,900	206
Exxon Mobil Corp	13,561	774	Qualcomm Inc	6,900	227
Nabors Industries Ltd (a)	8,050	142	Verizon Communications Inc	35,800	1,003
Occidental Petroleum Corp	25,147	1,940			$ 4,378
Total SA ADR	12,375	552	Toys, Games & Hobbies - 0.54%
	$ 9,060		Mattel Inc	23,545	498
Oil & Gas Services - 0.20%
Natural Gas Services Group Inc (a)	10,328	156	Transportation - 2.18%
Schlumberger Ltd	500	28	Con-way Inc	10,721	322
	$ 184		Expeditors International of Washington Inc	40,198	1,387
Pharmaceuticals - 5.30%			Union Pacific Corp	4,200	292
Allergan Inc/United States	23,444	1,366			$ 2,001
Bristol-Myers Squibb Co	30,832	769	Trucking & Leasing - 0.18%
Forest Laboratories Inc (a)	10,527	289	Greenbrier Cos Inc (a)	14,447	162
McKesson Corp	21,284	1,430
Medicis Pharmaceutical Corp	1,475	32	Water - 0.38%
Obagi Medical Products Inc (a)	10,946	129	California Water Service Group	9,800	350
Teva Pharmaceutical Industries Ltd ADR	2,140	111
VCA Antech Inc (a)	22,131	548	TOTAL COMMON STOCKS		$ 89,390
Watson Pharmaceuticals Inc (a)	4,965	202		Maturity
	$ 4,876			Amount
Publicly Traded Investment Fund - 0.09%			REPURCHASE AGREEMENTS - 2.87%	(000's)	Value (000's)
iShares Russell 3000 Index Fund	1,300	79	Banks - 2.87%
			Investment in Joint Trading Account; Bank of	$ 1,017	$ 1,017
REITS - 2.31%			America Repurchase Agreement; 0.02%
Alexandria Real Estate Equities Inc	11,323	718	dated 06/30/10 maturing 07/01/10
Essex Property Trust Inc	2,350	229	(collateralized by Sovereign Agency Issues
HCP Inc	24,700	796	and US Treasury Note; $1,037,111; 0.00% -
Nationwide Health Properties Inc	10,759	385	4.75%; dated 05/15/14 - 07/15/17)
	$ 2,128
Retail - 7.06%
Copart Inc (a)	15,271	547
Costco Wholesale Corp	31,975	1,753

See accompanying notes.

186

Schedule of Investments Principal Capital Appreciation Account June 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Credit Suisse $	426	$ 426
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $434,521; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	251	251
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $256,203; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	948	948
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $967,423; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
		$ 2,642
TOTAL REPURCHASE AGREEMENTS		$ 2,642
Total Investments		$ 92,032
Liabilities in Excess of Other Assets, Net -
(0.05)%		$ (49)
TOTAL NET ASSETS - 100.00%		$ 91,983

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 23,094
Unrealized Depreciation	(4,392)
Net Unrealized Appreciation (Depreciation)	$ 18,702
Cost for federal income tax purposes	$ 73,330
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	18.90%
Financial	16.66%
Consumer, Cyclical	13.79%
Technology	12.91%
Industrial	12.48%
Energy	10.05%
Communications	8.14%
Basic Materials	3.87%
Utilities	3.16%
Exchange Traded Funds	0.09%
Liabilities in Excess of Other Assets, Net	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

187

		Schedule of Investments
	Principal LifeTime 2010 Account
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 62.38%
Bond Market Index Fund (a),(b)	147,256 $	1,542
Core Plus Bond Fund I (a)	506,039	5,673
Diversified Real Asset Fund (a)	55,550	539
Global Diversified Income Fund (a)	137,292	1,659
High Yield Fund I (a)	176,962	1,870
Inflation Protection Fund (a)	257,038	2,023
International Emerging Markets Fund (a)	45,292	945
International Equity Index Fund (a),(b)	92,115	784
International Fund I (a)	96,536	885
International Growth Fund (a)	192,722	1,384
International Value Fund I (a)	143,410	1,329
LargeCap Blend Fund I (a)	261,173	1,745
LargeCap Value Fund I (a)	303,197	2,683
MidCap Growth Fund III (a),(b)	76,158	611
MidCap Value Fund I (a)	50,392	521
Preferred Securities Fund (a)	174,947	1,613
SmallCap Growth Fund I (a)	88,224	701
SmallCap Value Fund II (a)	93,326	699
	$ 27,206
Principal Variable Contracts Funds, Inc. Class 1 - 37.57%
Bond & Mortgage Securities Account (a)	533,719	5,673
LargeCap Growth Account (a),(b)	119,858	1,430
LargeCap Growth Account I (a)	185,764	3,106
LargeCap S&P 500 Index Account (a)	69,477	509
LargeCap Value Account (a)	72,449	1,429
Real Estate Securities Account (a)	198,966	2,232
Short-Term Income Account (a)	799,994	2,008
	$ 16,387
TOTAL INVESTMENT COMPANIES	$ 43,593
Total Investments	$ 43,593
Other Assets in Excess of Liabilities, Net -
0.05%	$ 21
TOTAL NET ASSETS - 100.00%	$ 43,614

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,210
Unrealized Depreciation	(8,397)
Net Unrealized Appreciation (Depreciation)	$ (7,187)
Cost for federal income tax purposes	$ 50,780
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.58%
Domestic Equity Funds	35.91%
International Equity Funds	12.22%
Specialty Funds	1.24%
Other Assets in Excess of Liabilities, Net	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes.

188

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	669,655	$ 8,053	39,537	$ 412	175,473 $	1,844	533,719	$ 6,472
Bond Market Index Fund	—	—	153,641	1,563	6,385	65	147,256	1,498
Core Plus Bond Fund I	534,448	5,739	38,471	423	66,880	744	506,039	5,422
Disciplined LargeCap Blend Fund	320,184	5,162	—	—	320,184	3,598	—	—
Diversified Real Asset Fund	—	—	55,550	556	—	—	55,550	556
Global Diversified Income Fund	82,840	750	59,397	728	4,945	61	137,292	1,417
High Yield Fund I	174,501	1,746	9,955	105	7,494	79	176,962	1,772
Inflation Protection Fund	212,030	1,913	57,071	444	12,063	93	257,038	2,264
International Emerging Markets Fund	44,248	1,267	3,171	71	2,127	46	45,292	1,292
International Equity Index Fund	—	—	95,298	887	3,183	31	92,115	856
International Fund I	137,129	1,622	7,572	79	48,165	487	96,536	1,244
International Growth Fund	186,508	2,564	15,861	128	9,647	76	192,722	2,616
International Value Fund I	138,677	1,262	12,092	127	7,359	76	143,410	1,313
LargeCap Blend Fund I	263,207	2,597	—	—	2,034	15	261,173	2,582
LargeCap Growth Account	118,051	1,749	7,335	97	5,528	71	119,858	1,775
LargeCap Growth Account I	104,776	1,919	88,555	1,613	7,567	136	185,764	3,396
LargeCap S&P 500 Index Account	—	—	80,055	635	10,578	84	69,477	551
LargeCap Value Account	45,753	1,450	29,858	655	3,162	70	72,449	2,036
LargeCap Value Account III	99,230	1,189	—	—	99,230	912	—	—
LargeCap Value Fund I	96,127	1,343	220,673	2,217	13,603	133	303,197	3,427
MidCap Growth Fund III	75,193	461	4,078	36	3,113	27	76,158	470
MidCap Value Fund I	49,641	424	3,172	36	2,421	27	50,392	433
Money Market Account	261,520	262	29,981	30	291,501	292	—	—
Money Market Fund	1,189,758	1,668	—	—	1,189,758	1,190	—	—
Preferred Securities Fund	290,818	3,025	13,721	128	129,592	1,205	174,947	1,830
Real Estate Securities Account	239,223	4,160	17,581	205	57,838	689	198,966	3,622
Short-Term Income Account	—	—	817,724	2,039	17,730	45	799,994	1,994
SmallCap Growth Fund I	51,510	618	39,751	318	3,037	25	88,224	911
SmallCap S&P 600 Index Fund	44,591	837	—	—	44,591	568	—	—
SmallCap Value Account I	11,905	153	—	—	11,905	130	—	—
SmallCap Value Fund	23,634	457	—	—	23,634	322	—	—
SmallCap Value Fund II	—	—	96,194	768	2,868	23	93,326	745

		$ 52,390		$ 14,300	$ 13,164			$ 50,494

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ 85		$ (149)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		89			4			—
Disciplined LargeCap Blend Fund		—			(1,564)			—
Diversified Real Asset Fund		1			—			—
Global Diversified Income Fund		36			—			—
High Yield Fund I		—			—			—
Inflation Protection Fund		17			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			30			—
International Growth Fund		—			—			—
International Value Fund I		—			—			—
LargeCap Blend Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		2			—			—
LargeCap S&P 500 Index Account		2			—			—
LargeCap Value Account		7			1			—
LargeCap Value Account III		—			(277)			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Money Market Account		—			—			—
Money Market Fund		—			(478)			—
Preferred Securities Fund		65			(118)			—
Real Estate Securities Account		26			(54)			—
Short-Term Income Account		7			—			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(269)			—
SmallCap Value Account I		—			(23)			—
SmallCap Value Fund		—			(135)			—
SmallCap Value Fund II	$ —		$ —			$ —
	$ 337		$ (3,032)			$ —

See accompanying notes.

189

		Schedule of Investments
	Principal LifeTime 2020 Account
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 63.83%
Bond Market Index Fund (a),(b)	501,902 $	5,255
Core Plus Bond Fund I (a)	1,873,499	21,002
Diversified Real Asset Fund (a)	201,800	1,958
High Yield Fund I (a)	991,900	10,484
International Emerging Markets Fund (a)	260,240	5,431
International Equity Index Fund (a),(b)	455,029	3,872
International Fund I (a)	557,596	5,113
International Growth Fund (a)	1,192,550	8,563
International Value Fund I (a)	876,581	8,126
LargeCap Blend Fund I (a)	1,301,948	8,697
LargeCap Value Fund I (a)	1,728,126	15,294
MidCap Growth Fund III (a),(b)	349,777	2,805
MidCap Value Fund I (a)	258,163	2,669
Preferred Securities Fund (a)	636,429	5,868
SmallCap Growth Fund I (a)	559,931	4,452
SmallCap Value Fund II (a)	397,360	2,976
	$ 112,565
Principal Variable Contracts Funds, Inc. Class 1 - 36.17%
Bond & Mortgage Securities Account (a)	1,984,931	21,100
LargeCap Growth Account (a),(b)	627,471	7,486
LargeCap Growth Account I (a)	985,684	16,480
LargeCap S&P 500 Index Account (a)	410,211	3,003
LargeCap Value Account (a)	385,076	7,594
Real Estate Securities Account (a)	724,890	8,133
	$ 63,796
TOTAL INVESTMENT COMPANIES	$ 176,361
Total Investments	$ 176,361
Other Assets in Excess of Liabilities, Net -
0.00%	$ 3
TOTAL NET ASSETS - 100.00%	$ 176,364

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 3,548
Unrealized Depreciation	(39,163)
Net Unrealized Appreciation (Depreciation)	$ (35,615)
Cost for federal income tax purposes	$ 211,976
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	45.12%
Fixed Income Funds	36.12%
International Equity Funds	17.65%
Specialty Funds	1.11%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

190

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	2,172,404	$ 26,096	103,821	$ 1,086	291,294 $	3,060	1,984,931	$ 24,009
Bond Market Index Fund	—	—	515,407	5,222	13,505	138	501,902	5,084
Core Plus Bond Fund I	1,934,264	20,799	124,123	1,364	184,888	2,061	1,873,499	20,120
Disciplined LargeCap Blend Fund	1,639,846	25,895	7,297	83	1,647,143	18,494	—	—
Diversified Real Asset Fund	—	—	201,800	2,018	—	—	201,800	2,018
High Yield Fund I	977,540	9,747	39,297	414	24,937	262	991,900	9,899
International Emerging Markets Fund	253,874	7,142	13,632	305	7,266	163	260,240	7,285
International Equity Index Fund	—	—	464,884	4,375	9,855	94	455,029	4,281
International Fund I	751,266	9,310	36,840	382	230,510	2,383	557,596	7,505
International Growth Fund	1,025,097	14,080	201,322	1,562	33,869	270	1,192,550	15,372
International Value Fund I	747,740	6,806	154,752	1,558	25,911	270	876,581	8,094
LargeCap Blend Fund I	1,306,385	12,644	5,992	44	10,429	76	1,301,948	12,612
LargeCap Growth Account	615,974	8,957	31,500	415	20,003	263	627,471	9,109
LargeCap Growth Account I	579,344	10,478	431,461	7,850	25,121	460	985,684	17,868
LargeCap S&P 500 Index Account	—	—	442,243	3,499	32,032	259	410,211	3,241
LargeCap Value Account	233,855	7,210	162,236	3,566	11,015	242	385,076	10,534
LargeCap Value Account III	563,319	6,765	3,035	27	566,354	5,131	—	—
LargeCap Value Fund I	527,935	7,202	1,244,489	12,361	44,298	438	1,728,126	19,125
MidCap Growth Fund III	343,897	3,297	16,375	143	10,495	92	349,777	3,349
MidCap Value Fund I	253,585	3,242	12,742	143	8,164	91	258,163	3,294
Preferred Securities Fund	1,135,301	11,665	49,894	465	548,766	5,119	636,429	6,643
Real Estate Securities Account	868,562	14,789	50,507	588	194,179	2,331	724,890	12,816
SmallCap Growth Fund I	348,781	4,314	220,999	1,766	9,849	84	559,931	5,996
SmallCap S&P 600 Index Fund	256,129	4,592	777	10	256,906	3,273	—	—
SmallCap Value Account I	46,691	600	628	7	47,319	517	—	—
SmallCap Value Fund	167,994	3,222	—	—	167,994	2,286	—	—
SmallCap Value Fund II	—	—	405,672	3,228	8,312	70	397,360	3,159

		$ 218,852		$ 52,481	$ 47,927			$ 211,413

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ 281		$ (113)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		325			18			—
Disciplined LargeCap Blend Fund		—			(7,484)			—
Diversified Real Asset Fund		3			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			1			—
International Equity Index Fund		—			—			—
International Fund I		—			196			—
International Growth Fund		—			—			—
International Value Fund I		—			—			—
LargeCap Blend Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		9			—			—
LargeCap S&P 500 Index Account		11			1			—
LargeCap Value Account		39			—			—
LargeCap Value Account III		—			(1,661)			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			1			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		249			(368)			—
Real Estate Securities Account		93			(230)			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(1,329)			—
SmallCap Value Account I		—			(90)			—
SmallCap Value Fund		—			(936)			—
SmallCap Value Fund II		—			1			—
	$ 1,010		$ (11,993)			$ —

See accompanying notes.

191

		Schedule of Investments
	Principal LifeTime 2030 Account
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 62.87%
Bond Market Index Fund (a),(b)	111,227 $	1,165
Core Plus Bond Fund I (a)	426,606	4,782
Diversified Real Asset Fund (a)	72,270	701
High Yield Fund I (a)	359,580	3,801
International Emerging Markets Fund (a)	127,752	2,666
International Equity Index Fund (a),(b)	111,528	949
International Fund I (a)	251,435	2,306
International Growth Fund (a)	513,986	3,690
International Value Fund I (a)	387,018	3,588
LargeCap Blend Fund I (a)	552,035	3,688
LargeCap Value Fund I (a)	750,685	6,644
MidCap Growth Fund III (a),(b)	177,952	1,427
MidCap Value Fund I (a)	136,737	1,414
Preferred Securities Fund (a)	194,181	1,790
SmallCap Growth Fund I (a)	207,983	1,653
SmallCap Value Fund II (a)	197,729	1,481
	$ 41,745
Principal Variable Contracts Funds, Inc. Class 1 - 37.13%
Bond & Mortgage Securities Account (a)	457,826	4,867
LargeCap Growth Account (a),(b)	320,631	3,825
LargeCap Growth Account I (a)	455,013	7,608
LargeCap S&P 500 Index Account (a)	235,046	1,720
LargeCap Value Account (a)	185,195	3,652
Real Estate Securities Account (a)	265,606	2,980
	$ 24,652
TOTAL INVESTMENT COMPANIES	$ 66,397
Total Investments	$ 66,397
Other Assets in Excess of Liabilities, Net -
0.00%	$ 1
TOTAL NET ASSETS - 100.00%	$ 66,398

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 3,166
Unrealized Depreciation	(9,749)
Net Unrealized Appreciation (Depreciation)	$ (6,583)
Cost for federal income tax purposes	$ 72,980
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.36%
Fixed Income Funds	24.70%
International Equity Funds	19.88%
Specialty Funds	1.06%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

192

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	371,884	$ 4,336	150,014	$ 1,551	64,072 $	675	457,826	$ 5,221
Bond Market Index Fund	—	—	116,500	1,187	5,273	53	111,227	1,134
Core Plus Bond Fund I	547,291	5,874	58,188	641	178,873	1,973	426,606	4,541
Disciplined LargeCap Blend Fund	693,657	8,784	3,644	41	697,301	7,811	—	—
Diversified Real Asset Fund	—	—	72,270	723	—	—	72,270	723
High Yield Fund I	337,520	3,251	35,922	378	13,862	147	359,580	3,482
International Emerging Markets Fund	119,070	2,617	13,476	301	4,794	107	127,752	2,811
International Equity Index Fund	—	—	119,111	1,147	7,583	73	111,528	1,073
International Fund I	323,573	3,541	31,208	322	103,346	1,056	251,435	2,811
International Growth Fund	470,514	5,471	65,577	524	22,105	178	513,986	5,817
International Value Fund I	353,752	3,256	50,169	524	16,903	177	387,018	3,603
LargeCap Blend Fund I	551,275	4,324	2,997	22	2,237	16	552,035	4,330
LargeCap Growth Account	299,484	3,790	34,040	448	12,893	172	320,631	4,066
LargeCap Growth Account I	246,277	3,975	226,853	4,128	18,117	334	455,013	7,769
LargeCap S&P 500 Index Account	—	—	260,753	2,068	25,707	209	235,046	1,861
LargeCap Value Account	117,028	2,894	75,693	1,659	7,526	167	185,195	4,388
LargeCap Value Account III	282,571	2,661	1,583	14	284,154	2,541	—	—
LargeCap Value Fund I	253,182	2,709	530,366	5,249	32,863	328	750,685	7,633
MidCap Growth Fund III	166,986	1,335	17,682	154	6,716	59	177,952	1,430
MidCap Value Fund I	128,209	1,364	13,741	154	5,213	59	136,737	1,459
Preferred Securities Fund	160,415	1,643	81,190	775	47,424	439	194,181	1,957
Real Estate Securities Account	302,240	3,647	35,560	412	72,194	867	265,606	3,224
SmallCap Growth Fund I	154,218	1,440	60,565	491	6,800	59	207,983	1,872
SmallCap S&P 600 Index Fund	52,927	787	239	3	53,166	677	—	—
SmallCap Value Account I	51,370	657	248	3	51,618	564	—	—
SmallCap Value Fund	42,645	674	213	3	42,858	583	—	—
SmallCap Value Fund II	—	—	204,286	1,629	6,557	55	197,729	1,575

		$ 69,030		$ 24,551	$ 19,379			$ 72,780

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ 59		$ 9			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		74			(1)			—
Disciplined LargeCap Blend Fund		—			(1,014)			—
Diversified Real Asset Fund		1			—			—
High Yield Fund I		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			(1)			—
International Fund I		—			4			—
International Growth Fund		—			—			—
International Value Fund I		—			—			—
LargeCap Blend Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		4			—			—
LargeCap S&P 500 Index Account		6			2			—
LargeCap Value Account		18			2			—
LargeCap Value Account III		—			(134)			—
LargeCap Value Fund I		—			3			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		53			(22)			—
Real Estate Securities Account		34			32			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(113)			—
SmallCap Value Account I		—			(96)			—
SmallCap Value Fund		—			(94)			—
SmallCap Value Fund II		—			1			—
	$ 249		$ (1,422)			$ —

See accompanying notes.

193

		Schedule of Investments
	Principal LifeTime 2040 Account
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 64.09%
Bond Market Index Fund (a),(b)	19,217 $	201
Core Plus Bond Fund I (a)	61,055	684
Diversified Real Asset Fund (a)	13,450	130
High Yield Fund I (a)	92,665	980
International Emerging Markets Fund (a)	35,164	734
International Equity Index Fund (a),(b)	60,349	514
International Fund I (a)	73,977	678
International Growth Fund (a)	138,216	992
International Value Fund I (a)	104,724	971
LargeCap Blend Fund I (a)	140,741	940
LargeCap Value Fund I (a)	221,983	1,965
MidCap Growth Fund III (a),(b)	49,103	394
MidCap Value Fund I (a)	37,900	392
Preferred Securities Fund (a)	53,021	489
SmallCap Growth Fund I (a)	62,548	497
SmallCap Value Fund II (a)	51,681	387
	$ 10,948
Principal Variable Contracts Funds, Inc. Class 1 - 35.84%
Bond & Mortgage Securities Account (a)	65,109	692
LargeCap Growth Account (a),(b)	90,370	1,078
LargeCap Growth Account I (a)	126,896	2,122
LargeCap S&P 500 Index Account (a)	85,932	629
LargeCap Value Account (a)	50,867	1,003
Real Estate Securities Account (a)	53,188	597
	$ 6,121
TOTAL INVESTMENT COMPANIES	$ 17,069
Total Investments	$ 17,069
Other Assets in Excess of Liabilities, Net -
0.07%	$ 12
TOTAL NET ASSETS - 100.00%	$ 17,081

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 308
Unrealized Depreciation	(4,370)
Net Unrealized Appreciation (Depreciation)	$ (4,062)
Cost for federal income tax purposes	$ 21,131
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.57%
International Equity Funds	22.77%
Fixed Income Funds	17.83%
Specialty Funds	0.76%
Other Assets in Excess of Liabilities, Net	0.07%
TOTAL NET ASSETS	100.00%

See accompanying notes.

194

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases		Sales		June 30, 2010
							Proceeds
	Shares	Cost (000's)		Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	57,882	$ 699		10,835	$ 113	3,608 $	37	65,109	$ 775
Bond Market Index Fund	—	—		20,046	203	829	8	19,217	195
Core Plus Bond Fund I	54,666	588		12,445	137	6,056	67	61,055	658
Disciplined LargeCap Blend Fund	175,719	2,755		2,628	30	178,347	2,000	—	—
Diversified Real Asset Fund	—	—		13,450	135	—	—	13,450	135
High Yield Fund I	103,658	1,037		15,296	162	26,289	278	92,665	923
International Emerging Markets Fund	30,970	871		6,142	139	1,948	44	35,164	966
International Equity Index Fund	—	—		63,184	596	2,835	27	60,349	569
International Fund I	88,554	1,134		14,033	146	28,610	296	73,977	1,002
International Growth Fund	118,213	1,624		28,985	234	8,982	72	138,216	1,786
International Value Fund I	89,432	813		22,152	234	6,860	71	104,724	976
LargeCap Blend Fund I	140,256	1,350		2,179	16	1,694	13	140,741	1,353
LargeCap Growth Account	79,604	1,168		16,048	214	5,282	69	90,370	1,313
LargeCap Growth Account I	76,372	1,384		57,504	1,051	6,980	128	126,896	2,307
LargeCap S&P 500 Index Account	—	—		95,234	760	9,302	76	85,932	684
LargeCap Value Account	30,688	971		23,141	511	2,962	65	50,867	1,417
LargeCap Value Account III	72,338	867		1,256	11	73,594	670	—	—
LargeCap Value Fund I	66,476	894		167,919	1,681	12,412	123	221,983	2,452
MidCap Growth Fund III	43,623	416		8,192	73	2,712	24	49,103	465
MidCap Value Fund I	33,607	428		6,412	73	2,119	24	37,900	477
Preferred Securities Fund	65,461	669		8,003	75	20,443	191	53,021	549
Real Estate Securities Account	56,283	982		11,648	136	14,743	177	53,188	936
SmallCap Growth Fund I	46,734	553		18,551	153	2,737	23	62,548	683
SmallCap S&P 600 Index Fund	13,013	237		91	1	13,104	167	—	—
SmallCap Value Account I	16,019	268		106	1	16,125	176	—	—
SmallCap Value Fund	13,522	256		91	1	13,613	185	—	—
SmallCap Value Fund II	—	—		54,053	432	2,372	20	51,681	412

		$ 19,964			$ 7,318	$ 5,031			$ 21,033

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)			(000's)
Bond & Mortgage Securities Account	$ 8			$ —			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			10			—			—
Disciplined LargeCap Blend Fund			—			(785)			—
Diversified Real Asset Fund			1			—			—
High Yield Fund I			—			2			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			—			—
International Fund I			—			18			—
International Growth Fund			—			—			—
International Value Fund I			—			—			—
LargeCap Blend Fund I			—			—			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			1			—			—
LargeCap S&P 500 Index Account			2			—			—
LargeCap Value Account			5			—			—
LargeCap Value Account III			—			(208)			—
LargeCap Value Fund I			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			18			(4)			—
Real Estate Securities Account			7			(5)			—
SmallCap Growth Fund I			—			—			—
SmallCap S&P 600 Index Fund			—			(71)			—
SmallCap Value Account I			—			(93)			—
SmallCap Value Fund			—			(72)			—
SmallCap Value Fund II			—			—			—
	$ 52			$ (1,218)			$ —

See accompanying notes.

195

		Schedule of Investments
	Principal LifeTime 2050 Account
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 65.32%
Bond Market Index Fund (a),(b)	6,827 $	71
Core Plus Bond Fund I (a)	19,138	215
Diversified Real Asset Fund (a)	9,540	93
High Yield Fund I (a)	58,571	619
International Emerging Markets Fund (a)	23,622	493
International Equity Index Fund (a),(b)	45,530	387
International Fund I (a)	49,162	451
International Growth Fund (a)	92,181	662
International Value Fund I (a)	68,770	638
LargeCap Blend Fund I (a)	94,952	634
LargeCap Value Fund I (a)	148,543	1,315
MidCap Growth Fund III (a),(b)	33,657	270
MidCap Value Fund I (a)	25,631	265
Preferred Securities Fund (a)	27,966	258
SmallCap Growth Fund I (a)	43,710	347
SmallCap Value Fund II (a)	32,198	241
	$ 6,959
Principal Variable Contracts Funds, Inc. Class 1 - 34.65%
Bond & Mortgage Securities Account (a)	13,751	146
LargeCap Growth Account (a),(b)	61,222	730
LargeCap Growth Account I (a)	86,265	1,442
LargeCap S&P 500 Index Account (a)	42,963	315
LargeCap Value Account (a)	33,888	668
Real Estate Securities Account (a)	34,707	390
	$ 3,691
TOTAL INVESTMENT COMPANIES	$ 10,650
Total Investments	$ 10,650
Other Assets in Excess of Liabilities, Net -
0.03%	$ 3
TOTAL NET ASSETS - 100.00%	$ 10,653

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 228
Unrealized Depreciation	(2,830)
Net Unrealized Appreciation (Depreciation)	$ (2,602)
Cost for federal income tax purposes	$ 13,252
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62.12%
International Equity Funds	24.70%
Fixed Income Funds	12.28%
Specialty Funds	0.87%
Other Assets in Excess of Liabilities, Net	0.03%
TOTAL NET ASSETS	100.00%

See accompanying notes.

196

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases		Sales		June 30, 2010
							Proceeds
	Shares	Cost (000's)		Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	12,750	$ 155		1,958	$ 20	957 $	10	13,751	$ 165
Bond Market Index Fund	—	—		6,977	71	150	2	6,827	69
Core Plus Bond Fund I	22,216	239		2,267	25	5,345	61	19,138	204
Disciplined LargeCap Blend Fund	119,182	1,814		584	7	119,766	1,345	—	—
Diversified Real Asset Fund	—	—		9,540	95	—	—	9,540	95
High Yield Fund I	72,424	727		5,362	56	19,215	202	58,571	582
International Emerging Markets Fund	22,333	601		2,368	53	1,079	25	23,622	629
International Equity Index Fund	—	—		47,054	439	1,524	14	45,530	425
International Fund I	63,584	812		5,580	57	20,002	205	49,162	674
International Growth Fund	85,640	1,150		11,559	92	5,018	40	92,181	1,202
International Value Fund I	63,770	582		8,835	92	3,835	40	68,770	634
LargeCap Blend Fund I	95,520	894		486	4	1,054	8	94,952	890
LargeCap Growth Account	58,253	838		5,961	78	2,992	39	61,222	877
LargeCap Growth Account I	53,336	951		36,836	670	3,907	70	86,265	1,551
LargeCap S&P 500 Index Account	—	—		48,031	381	5,068	41	42,963	341
LargeCap Value Account	22,768	696		12,793	280	1,673	36	33,888	940
LargeCap Value Account III	54,344	622		307	3	54,651	495	—	—
LargeCap Value Fund I	49,493	649		105,984	1,058	6,934	68	148,543	1,639
MidCap Growth Fund III	32,093	295		3,100	27	1,536	13	33,657	309
MidCap Value Fund I	24,421	302		2,408	27	1,198	13	25,631	316
Preferred Securities Fund	33,267	340		2,499	23	7,800	73	27,966	289
Real Estate Securities Account	40,283	714		4,263	50	9,839	119	34,707	641
SmallCap Growth Fund I	35,349	401		9,893	80	1,532	13	43,710	468
SmallCap S&P 600 Index Fund	8,417	146		32	—	8,449	107	—	—
SmallCap Value Account I	11,839	195		47	1	11,886	130	—	—
SmallCap Value Fund	10,368	188		41	1	10,409	142	—	—
SmallCap Value Fund II	—	—		33,517	266	1,319	11	32,198	255

		$ 13,311			$ 3,956	$ 3,322			$ 13,195

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)			(000's)
Bond & Mortgage Securities Account	$ 2			$ —			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			3			1			—
Disciplined LargeCap Blend Fund			—			(476)			—
Diversified Real Asset Fund			—			—			—
High Yield Fund I			—			1			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			—			—
International Fund I			—			10			—
International Growth Fund			—			—			—
International Value Fund I			—			—			—
LargeCap Blend Fund I			—			—			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			1			—			—
LargeCap S&P 500 Index Account			1			1			—
LargeCap Value Account			3			—			—
LargeCap Value Account III			—			(130)			—
LargeCap Value Fund I			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			10			(1)			—
Real Estate Securities Account			4			(4)			—
SmallCap Growth Fund I			—			—			—
SmallCap S&P 600 Index Fund			—			(39)			—
SmallCap Value Account I			—			(66)			—
SmallCap Value Fund			—			(47)			—
SmallCap Value Fund II			—			—			—
	$ 24			$ (750)			$ —

See accompanying notes.

197

		Schedule of Investments
	Principal LifeTime Strategic Income Account
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.13%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 59.15%
Bond Market Index Fund (a),(b)	126,902 $	1,329
Core Plus Bond Fund I (a)	409,368	4,589
Diversified Real Asset Fund (a)	25,080	243
Global Diversified Income Fund (a)	129,266	1,562
High Yield Fund I (a)	47,768	505
Inflation Protection Fund (a)	409,326	3,221
International Emerging Markets Fund (a)	10,241	214
International Equity Index Fund (a),(b)	23,895	203
International Fund I (a)	26,289	241
International Growth Fund (a)	47,545	341
International Value Fund I (a)	35,812	332
LargeCap Blend Fund I (a)	58,148	388
LargeCap Value Fund I (a)	74,754	662
MidCap Growth Fund III (a),(b)	24,520	197
MidCap Value Fund I (a)	20,628	213
Preferred Securities Fund (a)	79,487	733
SmallCap Growth Fund I (a)	23,022	183
SmallCap Value Fund II (a)	23,629	177
	$ 15,333
Principal Variable Contracts Funds, Inc. Class 1 - 40.98%
Bond & Mortgage Securities Account (a)	442,091	4,700
LargeCap Growth Account (a),(b)	30,112	359
LargeCap Growth Account I (a)	46,185	772
LargeCap S&P 500 Index Account (a)	17,101	125
LargeCap Value Account (a)	19,028	375
Real Estate Securities Account (a)	90,760	1,019
Short-Term Income Account (a)	1,304,061	3,273
	$ 10,623
TOTAL INVESTMENT COMPANIES	$ 25,956
Total Investments	$ 25,956
Liabilities in Excess of Other Assets, Net -
(0.13)%	$ (33)
TOTAL NET ASSETS - 100.00%	$ 25,923

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 877
Unrealized Depreciation	(2,932)
Net Unrealized Appreciation (Depreciation)	$ (2,055)
Cost for federal income tax purposes	$ 28,011
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	76.82%
Domestic Equity Funds	17.24%
International Equity Funds	5.13%
Specialty Funds	0.94%
Liabilities in Excess of Other Assets, Net	(0.13)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

198

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Bond & Mortgage Securities Account	489,736	$ 5,909	50,897	$ 530	98,542 $	1,032	442,091	$ 5,350
Bond Market Index Fund	—	—	132,312	1,351	5,410	55	126,902	1,296
Core Plus Bond Fund I	436,151	4,687	56,927	626	83,710	930	409,368	4,387
Disciplined LargeCap Blend Fund	69,282	1,044	602	7	69,884	784	—	—
Diversified Real Asset Fund	—	—	25,080	251	—	—	25,080	251
Global Diversified Income Fund	117,944	1,075	17,030	210	5,708	70	129,266	1,215
High Yield Fund I	43,741	413	7,536	79	3,509	37	47,768	455
Inflation Protection Fund	379,970	3,378	50,614	389	21,258	164	409,326	3,603
International Emerging Markets Fund	9,470	231	1,360	31	589	13	10,241	249
International Equity Index Fund	—	—	24,733	232	838	8	23,895	224
International Fund I	32,657	429	3,251	34	9,619	99	26,289	370
International Growth Fund	43,678	599	6,595	53	2,728	21	47,545	631
International Value Fund I	32,935	299	4,910	52	2,033	22	35,812	329
LargeCap Blend Fund I	58,658	551	502	4	1,012	7	58,148	548
LargeCap Growth Account	28,196	408	3,484	46	1,568	21	30,112	433
LargeCap Growth Account I	21,604	384	26,585	486	2,004	37	46,185	833
LargeCap S&P 500 Index Account	—	—	19,630	156	2,529	20	17,101	136
LargeCap Value Account	13,609	428	6,285	137	866	19	19,028	546
LargeCap Value Account III	32,704	387	207	2	32,911	293	—	—
LargeCap Value Fund I	21,191	237	57,095	564	3,532	35	74,754	766
MidCap Growth Fund III	23,444	220	1,978	17	902	8	24,520	229
MidCap Value Fund I	19,791	225	1,540	17	703	8	20,628	234
Money Market Account	736,860	737	161,461	161	898,321	898	—	—
Money Market Fund	1,927,083	2,707	—	—	1,927,083	1,927	—	—
Preferred Securities Fund	97,848	1,025	28,839	275	47,200	435	79,487	809
Real Estate Securities Account	104,405	1,628	12,443	141	26,088	312	90,760	1,439
Short-Term Income Account	—	—	1,338,641	3,336	34,580	87	1,304,061	3,249
SmallCap Growth Fund I	—	—	23,722	189	700	5	23,022	184
SmallCap S&P 600 Index Fund	27,310	464	157	2	27,467	350	—	—
SmallCap Value Fund II	—	—	24,287	189	658	6	23,629	183

		$ 27,465		$ 9,567	$ 7,703			$ 27,949

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Account	$ 62		$ (57)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		73			4			—
Disciplined LargeCap Blend Fund		—			(267)			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		49			—			—
High Yield Fund I		—			—			—
Inflation Protection Fund		31			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			—			—
International Fund I		—			6			—
International Growth Fund		—			—			—
International Value Fund I		—			—			—
LargeCap Blend Fund I		—			—			—
LargeCap Growth Account		—			—			—
LargeCap Growth Account I		—			—			—
LargeCap S&P 500 Index Account		—			—			—
LargeCap Value Account		2			—			—
LargeCap Value Account III		—			(96)			—
LargeCap Value Fund I		—			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Money Market Account		—			—			—
Money Market Fund		—			(780)			—
Preferred Securities Fund		23			(56)			—
Real Estate Securities Account		12			(18)			—
Short-Term Income Account		14			—			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(116)			—
SmallCap Value Fund II		—			—			—
	$ 266		$ (1,380)			$ —

See accompanying notes.

199

Schedule of Investments
Real Estate Securities Account
June 30, 2010 (unaudited)

COMMON STOCKS - 99.56%	Shares Held Value (000's)			Maturity
Commercial Services - 0.47%				Amount
Corrections Corp of America (a)	37,900 $	723	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 2.33%			Investment in Joint Trading Account; Deutsche $	30	$ 30
Marriott International Inc/DE	26,600	796	Bank Repurchase Agreement; 0.03% dated
Starwood Hotels & Resorts Worldwide Inc	67,500	2,797	06/30/10 maturing 07/01/10 (collateralized by
		$ 3,593	Sovereign Agency Issues; $30,798; 4.13% -
Real Estate - 2.65%			4.50%; dated 01/15/13 - 09/27/13)
CB Richard Ellis Group Inc (a)	155,200	2,112	Investment in Joint Trading Account; Morgan	114	114
Jones Lang LaSalle Inc	30,100	1,976	Stanley Repurchase Agreement; 0.02% dated
		$ 4,088	06/30/10 maturing 07/01/10 (collateralized by
REITS - 94.11%			Sovereign Agency Issues; $116,291; 0.00% -
Acadia Realty Trust	74,078	1,246	2.50%; dated 07/12/10 - 04/29/14)
AMB Property Corp	143,360	3,399			$ 318
American Campus Communities Inc	60,635	1,655	TOTAL REPURCHASE AGREEMENTS		$ 318
Apartment Investment & Management Co	114,900	2,225	Total Investments		$ 154,080
Ashford Hospitality Trust Inc (a)	45,800	336	Other Assets in Excess of Liabilities, Net -
AvalonBay Communities Inc	73,066	6,822	0.23%		$ 348
Boston Properties Inc	125,315	8,940	TOTAL NET ASSETS - 100.00%		$ 154,428
Brandywine Realty Trust	27,424	295
CBL & Associates Properties Inc	194,399	2,418
Colonial Properties Trust	139,137	2,022	(a) Non-Income Producing Security
Digital Realty Trust Inc	92,023	5,308
Douglas Emmett Inc	163,189	2,320
DuPont Fabros Technology Inc	78,847	1,936	Unrealized Appreciation (Depreciation)
Education Realty Trust Inc	100,150	604	The net federal income tax unrealized appreciation (depreciation) and federal tax
Entertainment Properties Trust	41,900	1,595	cost of investments held as of the period end were as follows:
Equity Lifestyle Properties Inc	49,442	2,385
Equity Residential	171,685	7,149	Unrealized Appreciation		$ 20,657
Essex Property Trust Inc	53,433	5,212	Unrealized Depreciation		(15,057)
Federal Realty Investment Trust	55,338	3,889	Net Unrealized Appreciation (Depreciation)		$ 5,600
FelCor Lodging Trust Inc (a)	117,109	584
			Cost for federal income tax purposes		$ 148,480
General Growth Properties Inc	119,600	1,586	All dollar amounts are shown in thousands (000's)
HCP Inc	124,490	4,015
Health Care REIT Inc	112,912	4,756	Portfolio Summary (unaudited)
Hersha Hospitality Trust	162,677	735	Sector		Percent
Home Properties Inc	37,720	1,700	Financial		96.97%
Hospitality Properties Trust	101,659	2,145	Consumer, Cyclical		2.33%
Host Hotels & Resorts Inc	498,902	6,725	Consumer, Non-cyclical		0.47%
Kimco Realty Corp	139,659	1,877	Other Assets in Excess of Liabilities, Net		0.23%
LaSalle Hotel Properties	140,651	2,893
			TOTAL NET ASSETS		100.00%
Macerich Co/The	25,151	938
Mid-America Apartment Communities Inc	36,700	1,889
Pennsylvania Real Estate Investment Trust	31,182	381
ProLogis	180,633	1,830
PS Business Parks Inc	21,617	1,206
Public Storage Inc	107,030	9,409
Ramco-Gershenson Properties Trust	81,981	828
Simon Property Group Inc	229,717	18,550
SL Green Realty Corp	120,050	6,608
Strategic Hotels & Resorts Inc (a)	204,916	900
Tanger Factory Outlet Centers	53,925	2,231
Taubman Centers Inc	59,653	2,245
Ventas Inc	118,789	5,577
Vornado Realty Trust	82,172	5,994
		$ 145,358
TOTAL COMMON STOCKS		$ 153,762
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.21%	(000's)	Value (000's)
Banks - 0.21%
Investment in Joint Trading Account; Bank of	$ 122	$ 123
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $124,667; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	51	51
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $52,232; 1.38%; dated
01/15/13)

See accompanying notes.

200

		Schedule of Investments
		SAM Balanced Portfolio
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 19.33%
Disciplined LargeCap Blend Fund (a)	3,847,192 $	39,049
High Yield Fund (a)	5,173,833	39,787
LargeCap Growth Fund II (a)	6,573,873	44,505
Preferred Securities Fund (a)	3,921,456	36,156
	$ 159,497
Principal Variable Contracts Funds, Inc. Class 1 - 80.78%
Diversified International Account (a)	6,932,188	68,698
Equity Income Account (a)	10,290,657	129,971
Income Account (a)	9,720,322	100,800
International Emerging Markets Account (a)	1,351,040	18,442
LargeCap Growth Account (a),(b)	3,664,606	43,719
LargeCap Value Account III (a)	8,194,813	65,558
MidCap Blend Account (a),(b)	668,275	21,037
Money Market Account (a)	184,103	184
Mortgage Securities Account (a)	11,412,632	119,833
Principal Capital Appreciation Account (a)	1,978,784	35,341
Real Estate Securities Account (a)	1,869,900	20,980
Short-Term Income Account (a)	5,078,943	12,748
SmallCap Growth Account II (a),(b)	1,674,413	14,199
SmallCap Value Account I (a)	1,408,469	15,099
	$ 666,609
TOTAL INVESTMENT COMPANIES	$ 826,106
Total Investments	$ 826,106
Liabilities in Excess of Other Assets, Net -
(0.11)%	$ (869)
TOTAL NET ASSETS - 100.00%	$ 825,237

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 38,166
Unrealized Depreciation	(56,971)
Net Unrealized Appreciation (Depreciation)	$ (18,805)
Cost for federal income tax purposes	$ 844,911
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.04%
Fixed Income Funds	37.51%
International Equity Funds	10.56%
Liabilities in Excess of Other Assets, Net	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

201

Schedule of Investments
SAM Balanced Portfolio
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	3,835,099	$ 53,263	178,216	$ 1,961	166,123 $	1,845	3,847,192	$ 52,396
Diversified International Account	4,749,550	59,828	2,208,667	25,137	26,029	285	6,932,188	84,466
Equity Income Account	8,232,425	100,073	2,306,147	31,820	247,915	3,207	10,290,657	127,906
High Yield Fund	4,960,330	35,925	441,916	3,455	228,413	1,768	5,173,833	37,551
Income Account	9,534,556	91,426	543,916	5,539	358,150	3,678	9,720,322	93,247
International Emerging Markets	1,425,141	20,487	22,747	317	96,848	1,361	1,351,040	18,713
Account
LargeCap Growth Account	5,898,749	62,553	148,407	1,858	2,382,550	32,680	3,664,606	35,986
LargeCap Growth Fund II	10,301,296	76,657	221,065	1,585	3,948,488	30,477	6,573,873	43,065
LargeCap Value Account III	4,810,433	39,990	3,427,621	31,761	43,241	371	8,194,813	71,315
MidCap Blend Account	933,537	29,263	34,929	1,123	300,191	10,204	668,275	19,785
Money Market Account	2,421,320	2,421	—	—	2,237,217	2,237	184,103	184
Mortgage Securities Account	11,240,736	112,084	602,027	6,172	430,131	4,458	11,412,632	113,715
Preferred Securities Fund	3,935,585	32,787	220,906	2,060	235,035	2,162	3,921,456	32,601
Principal Capital Appreciation	1,983,916	30,322	88,609	1,695	93,741	1,805	1,978,784	30,061
Account
Real Estate Securities Account	1,978,265	24,804	64,547	713	172,912	2,016	1,869,900	22,294
Short-Term Income Account	6,660,415	16,324	230,592	573	1,812,064	4,514	5,078,943	12,379
SmallCap Growth Account II	1,749,594	11,624	56,661	500	131,842	1,177	1,674,413	10,810
SmallCap Value Account I	1,417,172	17,317	63,326	729	72,029	828	1,408,469	16,763

		$ 817,148		$ 116,998	$ 105,073			$ 823,237

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (983)			$ —
Diversified International Account		72			(214)			—
Equity Income Account		1,021			(780)			—
High Yield Fund		1,726			(61)			—
Income Account		1,129			(40)			—
International Emerging Markets Account		32			(730)			—
LargeCap Growth Account		—			4,255			—
LargeCap Growth Fund II		—			(4,700)			—
LargeCap Value Account III		252			(65)			—
MidCap Blend Account		245			(397)			—
Money Market Account		—			—			—
Mortgage Securities Account		849			(83)			—
Preferred Securities Fund		1,295			(84)			—
Principal Capital Appreciation Account		112			(151)			—
Real Estate Securities Account		244			(1,207)			—
Short-Term Income Account		64			(4)			—
SmallCap Growth Account II		—			(137)			—
SmallCap Value Account I		16			(455)			—
	$ 7,057		$ (5,836)			$ —

See accompanying notes.

202

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 18.18%
Disciplined LargeCap Blend Fund (a)	565,490 $	5,740
High Yield Fund (a)	1,422,744	10,941
LargeCap Growth Fund II (a)	901,138	6,101
Preferred Securities Fund (a)	838,146	7,727
	$ 30,509
Principal Variable Contracts Funds, Inc. Class 1 - 81.89%
Diversified International Account (a)	970,171	9,615
Equity Income Account (a)	1,312,599	16,578
Income Account (a)	3,019,785	31,315
International Emerging Markets Account (a)	197,387	2,694
LargeCap Growth Account (a),(b)	510,613	6,092
LargeCap Value Account III (a)	1,057,509	8,460
MidCap Blend Account (a),(b)	81,516	2,566
Money Market Account (a)	7,102	7
Mortgage Securities Account (a)	3,740,739	39,278
Principal Capital Appreciation Account (a)	273,624	4,887
Real Estate Securities Account (a)	229,506	2,575
Short-Term Income Account (a)	3,728,910	9,360
SmallCap Growth Account II (a),(b)	225,609	1,913
SmallCap Value Account I (a)	196,097	2,102
	$ 137,442
TOTAL INVESTMENT COMPANIES	$ 167,951
Total Investments	$ 167,951
Liabilities in Excess of Other Assets, Net -
(0.07)%	$ (123)
TOTAL NET ASSETS - 100.00%	$ 167,828

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 4,640
Unrealized Depreciation	(4,682)
Net Unrealized Appreciation (Depreciation)	$ (42)
Cost for federal income tax purposes	$ 167,993
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	58.76%
Domestic Equity Funds	33.97%
International Equity Funds	7.34%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

203

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	566,137	$ 6,323	44,116	$ 484	44,763 $	497	565,490	$ 6,123
Diversified International Account	647,966	7,427	323,234	3,647	1,029	11	970,171	11,057
Equity Income Account	1,076,868	13,393	309,927	4,260	74,196	962	1,312,599	16,449
High Yield Fund	1,426,779	10,067	152,745	1,193	156,780	1,219	1,422,744	10,017
Income Account	3,038,009	29,720	230,572	2,345	248,796	2,560	3,019,785	29,483
International Emerging Markets	203,960	2,305	9,026	125	15,599	230	197,387	2,120
Account
LargeCap Growth Account	783,174	8,362	45,868	579	318,429	4,336	510,613	5,145
LargeCap Growth Fund II	1,374,517	9,359	71,085	513	544,464	4,175	901,138	5,445
LargeCap Value Account III	593,435	4,939	470,508	4,327	6,434	55	1,057,509	9,202
MidCap Blend Account	143,392	4,340	10,049	323	71,925	2,449	81,516	2,146
Money Market Account	817,126	817	—	—	810,024	810	7,102	7
Mortgage Securities Account	3,685,848	37,585	300,543	3,081	245,652	2,545	3,740,739	38,077
Preferred Securities Fund	878,054	6,856	64,932	606	104,840	966	838,146	6,478
Principal Capital Appreciation	282,228	4,373	21,577	410	30,181	589	273,624	4,183
Account
Real Estate Securities Account	298,904	3,065	11,977	133	81,375	963	229,506	1,997
Short-Term Income Account	3,723,461	9,132	270,547	673	265,098	664	3,728,910	9,138
SmallCap Growth Account II	257,602	1,742	7,119	62	39,112	366	225,609	1,448
SmallCap Value Account I	207,871	2,170	9,874	109	21,648	250	196,097	1,973

		$ 161,975		$ 22,870	$ 23,647			$ 160,488

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (187)			$ —
Diversified International Account		10			(6)			—
Equity Income Account		129			(242)			—
High Yield Fund		494			(24)			—
Income Account		350			(22)			—
International Emerging Markets Account		5			(80)			—
LargeCap Growth Account		—			540			—
LargeCap Growth Fund II		—			(252)			—
LargeCap Value Account III		32			(9)			—
MidCap Blend Account		29			(68)			—
Money Market Account		—			—			—
Mortgage Securities Account		277			(44)			—
Preferred Securities Fund		285			(18)			—
Principal Capital Appreciation Account		15			(11)			—
Real Estate Securities Account		30			(238)			—
Short-Term Income Account		47			(3)			—
SmallCap Growth Account II		—			10			—
SmallCap Value Account I		2			(56)			—
	$ 1,705		$ (710)			$ —

See accompanying notes.

204

		Schedule of Investments
	SAM Conservative Growth Portfolio
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 17.29%
Disciplined LargeCap Blend Fund (a)	1,138,366 $	11,554
High Yield Fund (a)	781,255	6,008
LargeCap Growth Fund II (a)	1,742,770	11,799
Preferred Securities Fund (a)	426,854	3,936
	$ 33,297
Principal Variable Contracts Funds, Inc. Class 1 - 82.81%
Diversified International Account (a)	2,063,394	20,448
Equity Income Account (a)	3,094,005	39,077
Income Account (a)	945,086	9,801
International Emerging Markets Account (a)	425,132	5,803
LargeCap Growth Account (a),(b)	993,308	11,850
LargeCap Value Account III (a)	2,964,319	23,715
MidCap Blend Account (a),(b)	262,143	8,252
Money Market Account (a)	16,462	16
Mortgage Securities Account (a)	1,185,972	12,453
Principal Capital Appreciation Account (a)	659,186	11,773
Real Estate Securities Account (a)	567,219	6,364
Short-Term Income Account (a)	483,185	1,213
SmallCap Growth Account II (a),(b)	492,062	4,173
SmallCap Value Account I (a)	426,608	4,573
	$ 159,511
TOTAL INVESTMENT COMPANIES	$ 192,808
Total Investments	$ 192,808
Liabilities in Excess of Other Assets, Net -
(0.10)%	$ (199)
TOTAL NET ASSETS - 100.00%	$ 192,609

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 14,085
Unrealized Depreciation	(36,325)
Net Unrealized Appreciation (Depreciation)	$ (22,240)
Cost for federal income tax purposes	$ 215,048
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	69.11%
Fixed Income Funds	17.36%
International Equity Funds	13.63%
Liabilities in Excess of Other Assets, Net	(0.10)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

205

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	1,183,357	$ 18,471	32,346	$ 363	77,337 $	861	1,138,366	$ 17,517
Diversified International Account	1,655,976	23,950	433,000	4,947	25,582	280	2,063,394	28,437
Equity Income Account	2,651,881	30,539	592,378	8,224	150,254	1,954	3,094,005	36,685
High Yield Fund	802,111	5,744	41,955	328	62,811	488	781,255	5,586
Income Account	960,102	8,981	34,116	349	49,132	502	945,086	8,832
International Emerging Markets	458,659	8,252	7,536	108	41,063	588	425,132	7,483
Account
LargeCap Growth Account	1,890,772	20,892	25,065	322	922,529	12,641	993,308	10,144
LargeCap Growth Fund II	3,312,816	25,833	36,627	269	1,606,673	12,394	1,742,770	11,735
LargeCap Value Account III	1,502,635	12,975	1,524,332	14,222	62,648	536	2,964,319	26,574
MidCap Blend Account	373,107	12,184	7,460	246	118,424	4,004	262,143	8,380
Money Market Account	1,031,135	1,031	—	—	1,014,673	1,015	16,462	16
Mortgage Securities Account	1,156,658	11,248	61,625	633	32,311	336	1,185,972	11,543
Preferred Securities Fund	443,422	3,804	22,513	210	39,081	361	426,854	3,643
Principal Capital Appreciation	694,667	9,353	14,048	272	49,529	964	659,186	8,806
Account
Real Estate Securities Account	638,675	9,644	9,458	108	80,914	953	567,219	8,244
Short-Term Income Account	473,952	1,175	9,233	23	—	—	483,185	1,198
SmallCap Growth Account II	529,976	2,884	7,357	65	45,271	412	492,062	2,648
SmallCap Value Account I	443,615	6,529	8,609	97	25,616	299	426,608	6,170

		$ 213,489		$ 30,786	$ 38,588			$ 203,641

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (456)			$ —
Diversified International Account		22			(180)			—
Equity Income Account		310			(124)			—
High Yield Fund		270			2			—
Income Account		110			4			—
International Emerging Markets Account		10			(289)			—
LargeCap Growth Account		—			1,571			—
LargeCap Growth Fund II		—			(1,973)			—
LargeCap Value Account III		91			(87)			—
MidCap Blend Account		96			(46)			—
Money Market Account		—			—			—
Mortgage Securities Account		89			(2)			—
Preferred Securities Fund		144			(10)			—
Principal Capital Appreciation Account		37			145			—
Real Estate Securities Account		74			(555)			—
Short-Term Income Account		6			—			—
SmallCap Growth Account II		—			111			—
SmallCap Value Account I		5			(157)			—
	$ 1,264		$ (2,046)			$ —

See accompanying notes.

206

		Schedule of Investments
	SAM Flexible Income Portfolio
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 18.26%
Disciplined LargeCap Blend Fund (a)	410,943 $	4,171
High Yield Fund (a)	1,955,175	15,035
LargeCap Growth Fund II (a)	507,339	3,435
Preferred Securities Fund (a)	1,276,073	11,765
	$ 34,406
Principal Variable Contracts Funds, Inc. Class 1 - 81.83%
Diversified International Account (a)	714,053	7,076
Equity Income Account (a)	959,679	12,121
Income Account (a)	4,334,618	44,950
International Emerging Markets Account (a)	122,735	1,675
LargeCap Growth Account (a),(b)	269,145	3,211
LargeCap Value Account III (a)	1,191,118	9,529
MidCap Blend Account (a),(b)	86,697	2,729
Money Market Account (a)	1,288	1
Mortgage Securities Account (a)	4,742,366	49,795
Principal Capital Appreciation Account (a)	95,469	1,705
Real Estate Securities Account (a)	172,729	1,938
Short-Term Income Account (a)	6,720,925	16,870
SmallCap Growth Account II (a),(b)	140,306	1,190
SmallCap Value Account I (a)	133,351	1,430
	$ 154,220
TOTAL INVESTMENT COMPANIES	$ 188,626
Total Investments	$ 188,626
Liabilities in Excess of Other Assets, Net -
(0.09)%	$ (170)
TOTAL NET ASSETS - 100.00%	$ 188,456

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 7,107
Unrealized Depreciation	(3,228)
Net Unrealized Appreciation (Depreciation)	$ 3,879
Cost for federal income tax purposes	$ 184,747
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	73.44%
Domestic Equity Funds	22.00%
International Equity Funds	4.65%
Liabilities in Excess of Other Assets, Net	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

207

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	384,989	$ 4,316	52,116	$ 562	26,162 $	300	410,943	$ 4,519
Diversified International Account	445,524	5,517	279,309	3,053	10,780	115	714,053	8,339
Equity Income Account	648,590	7,227	329,208	4,489	18,119	240	959,679	11,468
High Yield Fund	1,827,563	12,552	252,241	1,957	124,629	977	1,955,175	13,531
Income Account	4,097,535	39,737	462,598	4,723	225,515	2,299	4,334,618	42,119
International Emerging Markets	125,088	1,269	10,598	145	12,951	193	122,735	1,198
Account
LargeCap Growth Account	541,330	5,117	54,179	674	326,364	4,478	269,145	2,419
LargeCap Growth Fund II	970,083	6,630	87,749	626	550,493	4,249	507,339	2,918
LargeCap Value Account III	693,261	5,372	501,885	4,534	4,028	36	1,191,118	9,869
MidCap Blend Account	132,696	3,841	13,910	444	59,909	2,004	86,697	2,304
Money Market Account	181,288	181	—	—	180,000	180	1,288	1
Mortgage Securities Account	4,565,653	45,949	461,058	4,748	284,345	2,918	4,742,366	47,720
Preferred Securities Fund	1,215,443	8,382	120,708	1,134	60,078	557	1,276,073	8,950
Principal Capital Appreciation	96,065	1,194	8,056	152	8,652	172	95,469	1,200
Account
Real Estate Securities Account	189,180	1,779	8,513	91	24,964	298	172,729	1,551
Short-Term Income Account	6,484,017	15,806	625,880	1,561	388,972	969	6,720,925	16,391
SmallCap Growth Account II	147,084	765	16,363	142	23,141	215	140,306	732
SmallCap Value Account I	117,721	1,148	22,412	254	6,782	79	133,351	1,307

		$ 166,782		$ 29,289	$ 20,279			$ 176,536

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (59)			$ —
Diversified International Account		8			(116)			—
Equity Income Account		95			(8)			—
High Yield Fund		635			(1)			—
Income Account		500			(42)			—
International Emerging Markets Account		3			(23)			—
LargeCap Growth Account		—			1,106			—
LargeCap Growth Fund II		—			(89)			—
LargeCap Value Account III		36			(1)			—
MidCap Blend Account		31			23			—
Money Market Account		—			—			—
Mortgage Securities Account		351			(59)			—
Preferred Securities Fund		410			(9)			—
Principal Capital Appreciation Account		5			26			—
Real Estate Securities Account		23			(21)			—
Short-Term Income Account		85			(7)			—
SmallCap Growth Account II		—			40			—
SmallCap Value Account I		2			(16)			—
	$ 2,184		$ 744			$ —

See accompanying notes.

208

		Schedule of Investments
	SAM Strategic Growth Portfolio
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 20.44%
Disciplined LargeCap Blend Fund (a)	1,030,153 $	10,456
High Yield Fund (a)	743,239	5,715
LargeCap Growth Fund II (a)	1,266,467	8,574
	$ 24,745
Principal Variable Contracts Funds, Inc. Class 1 - 79.57%
Diversified International Account (a)	1,533,691	15,199
Equity Income Account (a)	2,031,465	25,657
International Emerging Markets Account (a)	302,825	4,134
LargeCap Growth Account (a),(b)	718,873	8,576
LargeCap Value Account III (a)	2,107,997	16,864
MidCap Blend Account (a),(b)	192,693	6,066
Money Market Account (a)	43,494	43
Principal Capital Appreciation Account (a)	474,456	8,474
Real Estate Securities Account (a)	409,537	4,595
Short-Term Income Account (a)	35,990	90
SmallCap Growth Account II (a),(b)	387,441	3,286
SmallCap Value Account I (a)	313,764	3,364
	$ 96,348
TOTAL INVESTMENT COMPANIES	$ 121,093
Total Investments	$ 121,093
Liabilities in Excess of Other Assets, Net -
(0.01)%	$ (14)
TOTAL NET ASSETS - 100.00%	$ 121,079

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 8,753
Unrealized Depreciation	(26,730)
Net Unrealized Appreciation (Depreciation)	$ (17,977)
Cost for federal income tax purposes	$ 139,070
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	79.22%
International Equity Funds	15.96%
Fixed Income Funds	4.83%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

209

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	1,015,097	$ 14,864	54,253	$ 617	39,197 $	432	1,030,153	$ 14,814
Diversified International Account	1,132,770	16,292	414,908	4,732	13,987	153	1,533,691	20,755
Equity Income Account	1,688,331	20,600	403,250	5,593	60,116	782	2,031,465	25,235
High Yield Fund	767,577	5,588	55,669	437	80,007	627	743,239	5,388
International Emerging Markets	322,801	5,131	3,815	54	23,791	341	302,825	4,689
Account
LargeCap Growth Account	1,208,655	13,256	20,997	270	510,779	6,991	718,873	7,404
LargeCap Growth Fund II	2,114,170	16,495	31,302	229	879,005	6,778	1,266,467	8,820
LargeCap Value Account III	1,167,780	9,806	954,459	8,871	14,242	122	2,107,997	18,534
MidCap Blend Account	250,423	8,012	12,283	409	70,013	2,360	192,693	6,015
Money Market Account	368,039	368	—	—	324,545	325	43,494	43
Principal Capital Appreciation	472,101	6,318	23,068	458	20,713	396	474,456	6,366
Account
Real Estate Securities Account	426,320	5,936	9,831	111	26,614	304	409,537	5,550
Short-Term Income Account	158,601	394	180	—	122,791	306	35,990	88
SmallCap Growth Account II	397,276	2,371	7,722	70	17,557	156	387,441	2,289
SmallCap Value Account I	318,124	4,445	11,386	134	15,746	176	313,764	4,299

		$ 129,876		$ 21,985	$ 20,249			$ 130,289

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (235)			$ —
Diversified International Account		16			(116)			—
Equity Income Account		204			(176)			—
High Yield Fund		255			(10)			—
International Emerging Markets Account		7			(155)			—
LargeCap Growth Account		—			869			—
LargeCap Growth Fund II		—			(1,126)			—
LargeCap Value Account III		65			(21)			—
MidCap Blend Account		70			(46)			—
Money Market Account		—			—			—
Principal Capital Appreciation Account		27			(14)			—
Real Estate Securities Account		53			(193)			—
Short-Term Income Account		—			—			—
SmallCap Growth Account II		—			4			—
SmallCap Value Account I		4			(104)			—
	$ 701		$ (1,323)			$ —

See accompanying notes.

210

Schedule of Investments
Short-Term Bond Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 68.24%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.82%			Beverages - 2.27%
BAE Systems Holdings Inc			Anheuser-Busch InBev Worldwide Inc
4.75%, 8/15/2010(a)	$ 250	$ 251	2.50%, 3/26/2013(a)	$ 1,250	$ 1,265
Boeing Co/The			5.38%, 11/15/2014(a)	150	164
1.88%, 11/20/2012	800	810	Coca-Cola Enterprises Inc
		$ 1,061	4.25%, 3/1/2015	50	54
Agriculture - 0.17%			PepsiCo Inc/NC
Reynolds American Inc			3.10%, 1/15/2015	1,200	1,250
6.50%, 7/15/2010	225	225	SABMiller PLC
			6.20%, 7/1/2011(a)	200	209
Automobile Asset Backed Securities - 0.69%					$ 2,942
Ford Credit Auto Lease Trust			Building Materials - 0.17%
1.04%, 3/15/2013(a)	200	200	CRH America Inc
Ford Credit Auto Owner Trust			6.95%, 3/15/2012	200	217
3.96%, 4/15/2012	328	332
5.47%, 9/15/2012(b)	200	209	Chemicals - 1.86%
Nissan Auto Receivables Owner Trust			EI du Pont de Nemours & Co
4.28%, 7/15/2013	150	155	3.25%, 1/15/2015	375	391
		$ 896	Praxair Inc
Automobile Floor Plan Asset Backed Securities - 0.16%			1.75%, 11/15/2012	2,000	2,026
Nissan Master Owner Trust Receivables					$ 2,417
1.49%, 1/15/2015(a),(b)	200	201	Commercial Services - 1.07%
			Yale University
Banks - 11.97%			2.90%, 10/15/2014	1,330	1,380
American Express Bank FSB
5.50%, 4/16/2013	350	378	Consumer Products - 0.63%
Australia & New Zealand Banking Group Ltd			Clorox Co
3.70%, 1/13/2015(a)	300	305	3.55%, 11/1/2015	775	818
Bank of America Corp
4.90%, 5/1/2013	350	367	Credit Card Asset Backed Securities - 0.49%
Bank of New York Mellon Corp/The			Cabela's Master Credit Card Trust
2.95%, 6/18/2015	560	566	4.31%, 12/16/2013(a)	630	639
4.50%, 4/1/2013	310	334
Bank of Nova Scotia			Diversified Financial Services - 6.68%
2.25%, 1/22/2013	750	760	American Honda Finance Corp
Barclays Bank PLC			2.38%, 3/18/2013(a)	900	913
2.50%, 1/23/2013	2,125	2,116	Bear Stearns Cos LLC/The
Capital One Financial Corp			0.73%, 11/28/2011(b)	400	399
5.70%, 9/15/2011	160	166	BlackRock Inc
Citigroup Inc			2.25%, 12/10/2012	2,250	2,297
5.50%, 8/27/2012	300	313	Capital One Bank USA NA
5.50%, 4/11/2013	450	468	5.75%, 9/15/2010	250	252
Goldman Sachs Group Inc/The			Countrywide Financial Corp
0.53%, 2/6/2012(b)	150	146	5.80%, 6/7/2012	225	236
6.00%, 5/1/2014	300	322	General Electric Capital Corp
6.88%, 1/15/2011	525	538	2.80%, 1/8/2013	600	607
JP Morgan Chase & Co			3.75%, 11/14/2014	765	782
3.70%, 1/20/2015	900	921	4.80%, 5/1/2013	150	160
5.60%, 6/1/2011	600	625	5.25%, 10/19/2012	675	721
Morgan Stanley			5.90%, 5/13/2014	345	381
2.93%, 5/14/2013(b)	650	652	Genworth Global Funding Trusts
4.20%, 11/20/2014	800	790	5.20%, 10/8/2010	200	202
4.75%, 4/1/2014	350	351	Merrill Lynch & Co Inc
PNC Funding Corp			0.54%, 11/1/2011(b)	200	196
3.00%, 5/19/2014	550	555	0.77%, 6/5/2012(b)	125	121
Santander US Debt SA Unipersonal			5.45%, 2/5/2013	65	68
2.49%, 1/18/2013(a)	800	775	6.05%, 8/15/2012	215	229
US Bancorp			6.15%, 4/25/2013	300	321
2.00%, 6/14/2013	750	757	Toyota Motor Credit Corp
2.88%, 11/20/2014	550	560	3.20%, 6/17/2015	750	765
3.15%, 3/4/2015	400	410			$ 8,650
Wachovia Corp			Electric - 1.57%
0.69%, 3/1/2012(b)	100	99	Duke Energy Ohio Inc
5.35%, 3/15/2011	350	359	2.10%, 6/15/2013	2,000	2,032
Wells Fargo & Co
3.63%, 4/15/2015	600	613	Electronics - 1.31%
Westpac Banking Corp			Thermo Fisher Scientific Inc
2.25%, 11/19/2012	1,250	1,261	2.15%, 12/28/2012	1,680	1,699
		$ 15,507

See accompanying notes.

211

Schedule of Investments Short-Term Bond Account June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Finance - Mortgage Loan/Banker - 21.65%			Mortgage Backed Securities (continued)
Fannie Mae			Countrywide Asset-Backed Certificates
1.38%, 4/28/2011	$ 8,000 $	8,064	0.63%, 11/25/2035(b)	$ 14 $	13
4.75%, 12/15/2010	13,500	13,789	Fannie Mae
5.13%, 4/15/2011	2,000	2,075	0.65%, 2/25/2032(b)	67	67
Freddie Mac			Fannie Mae Whole Loan
2.13%, 9/21/2012	4,000	4,113	0.55%, 5/25/2035(b),(c)	79	78
	$ 28,041		Freddie Mac
Food - 1.88%			0.75%, 7/15/2023(b)	289	289
General Mills Inc			0.80%, 6/15/2023(b)	58	57
8.02%, 2/5/2013	350	403	GMAC Mortgage Corp Loan Trust
Kraft Foods Inc			5.25%, 7/25/2034	179	158
2.63%, 5/8/2013	2,000	2,038	Impac CMB Trust
	$ 2,441		0.60%, 5/25/2037(b),(c)	317	248
Healthcare - Products - 0.21%			Indymac Index Mortgage Loan Trust
			0.53%, 2/25/2037(b)	485	290
Covidien International Finance SA
5.45%, 10/15/2012	250	273	JP Morgan Mortgage Trust
			2.92%, 6/25/2035(b)	1	1
Home Equity Asset Backed Securities - 0.23%			LB-UBS Commercial Mortgage Trust
New Century Home Equity Loan Trust			6.06%, 6/15/2020	4	4
4.76%, 11/25/2033	83	81	MASTR Asset Securitization Trust
			5.25%, 9/25/2033(b)	51	51
Option One Mortgage Loan Trust
0.80%, 3/25/2037(b),(c)	275	11	Morgan Stanley Dean Witter Capital I
Residential Asset Securities Corp			6.54%, 2/15/2031	16	17
4.47%, 3/25/2032	152	151	New Century Alternative Mortgage Loan Trust
			5.91%, 7/25/2036(b)	107	91
4.59%, 8/25/2031	57	55
	$ 298		Residential Accredit Loans Inc
Insurance - 2.64%			6.00%, 11/25/2032	226	229
Berkshire Hathaway Inc			Residential Funding Mortgage Securities I
0.86%, 2/11/2013(b)	1,100	1,102	3.51%, 11/25/2035(b)	211	146
3.20%, 2/11/2015	550	566	Structured Asset Securities Corp
Metropolitan Life Global Funding I			4.50%, 2/25/2033	205	202
2.50%, 1/11/2013(a)	725	733	Thornburg Mortgage Securities Trust
			1.05%, 12/25/2033(b)	211	188
New York Life Global Funding
4.65%, 5/9/2013(a)	455	488	WaMu Mortgage Pass Through Certificates
			0.60%, 11/25/2045(b)	18	18
Prudential Financial Inc
5.15%, 1/15/2013	500	529		$ 2,461
	$ 3,418		Office & Business Equipment - 0.49%
Iron & Steel - 0.09%			Xerox Corp
Nucor Corp			4.25%, 2/15/2015	495	512
5.00%, 12/1/2012	105	114	5.50%, 5/15/2012	115	123
				$ 635
Media - 1.71%			Oil & Gas - 1.26%
Comcast Corp			Canadian Natural Resources Ltd
5.45%, 11/15/2010	145	147	5.15%, 2/1/2013	325	350
COX Communications Inc			Chevron Corp
7.13%, 10/1/2012	150	167	3.95%, 3/3/2014	600	643
DirecTV Holdings LLC / DirecTV Financing Co			Husky Energy Inc
Inc			6.25%, 6/15/2012	200	216
6.38%, 6/15/2015	1,350	1,397	Shell International Finance BV
Time Warner Cable Inc			4.00%, 3/21/2014	400	423
7.50%, 4/1/2014	430	500		$ 1,632
	$ 2,211		Oil & Gas Services - 0.29%
Mining - 0.26%			Weatherford International Inc
BHP Billiton Finance USA Ltd			5.95%, 6/15/2012	225	241
5.50%, 4/1/2014	300	335	6.63%, 11/15/2011	125	132
				$ 373
Miscellaneous Manufacturing - 0.10%			Other Asset Backed Securities - 0.54%
Tyco Electronics Group SA			Carrington Mortgage Loan Trust
6.00%, 10/1/2012	125	135	0.63%, 12/25/2035(b)	500	451
			Citigroup Mortgage Loan Trust Inc
Mortgage Backed Securities - 1.90%			0.59%, 8/25/2035(b)	6	6
Adjustable Rate Mortgage Trust			CNH Equipment Trust
0.92%, 2/25/2035(b)	9	6	4.12%, 5/15/2012	77	77
Bear Stearns Alt-A Trust			John Deere Owner Trust
0.63%, 7/25/2035(b)	17	4	4.18%, 6/15/2012	94	95
Bear Stearns Commercial Mortgage Securities			Marriott Vacation Club Owner Trust
7.00%, 5/20/2030	191	201	5.81%, 10/20/2029(a)	74	76
Countrywide Alternative Loan Trust				$ 705
0.63%, 6/25/2036(b),(c)	591	103

See accompanying notes.

212

Schedule of Investments
Short-Term Bond Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Packaging & Containers - 0.07%			U.S. Treasury Bill - 8.87%
Pactiv Corp			0.29%, 2/10/2011(e)	$ 11,500	$ 11,485
5.88%, 7/15/2012	$ 90	$ 93
			TOTAL U.S. GOVERNMENT &
Pharmaceuticals - 2.39%			GOVERNMENT AGENCY OBLIGATIONS		$ 41,866
Abbott Laboratories				Maturity
5.15%, 11/30/2012	500	550		Amount
Cardinal Health Inc			REPURCHASE AGREEMENTS - 2.92%	(000's)	Value (000's)
5.65%, 6/15/2012	28	30	Banks - 2.92%
Eli Lilly & Co			Investment in Joint Trading Account; Bank of	$ 1,457	$ 1,457
4.20%, 3/6/2014	285	310	America Repurchase Agreement; 0.02%
Novartis Capital Corp			dated 06/30/10 maturing 07/01/10
1.90%, 4/24/2013	1,400	1,421	(collateralized by Sovereign Agency Issues
Pfizer Inc			and US Treasury Note; $1,486,639; 0.00% -
4.45%, 3/15/2012	750	791	4.75%; dated 05/15/14 - 07/15/17)
		$ 3,102	Investment in Joint Trading Account; Credit Suisse	611	611
Pipelines - 0.11%			Repurchase Agreement; 0.01% dated
ONEOK Partners LP			06/30/10 maturing 07/01/10 (collateralized by
5.90%, 4/1/2012	130	139	US Treasury Note; $622,860; 1.38%; dated
			01/15/13)
Publicly Traded Investment Fund - 0.78%			Investment in Joint Trading Account; Deutsche	360	360
CDP Financial Inc			Bank Repurchase Agreement; 0.03% dated
3.00%, 11/25/2014(a)	1,000	1,009	06/30/10 maturing 07/01/10 (collateralized by
			Sovereign Agency Issues; $367,252; 4.13% -
Real Estate - 0.24%			4.50%; dated 01/15/13 - 09/27/13)
Regency Centers LP			Investment in Joint Trading Account; Morgan	1,360	1,360
8.45%, 9/1/2010	315	317	Stanley Repurchase Agreement; 0.02% dated
			06/30/10 maturing 07/01/10 (collateralized by
Student Loan Asset Backed Securities - 0.47%			Sovereign Agency Issues; $1,386,746; 0.00%
SLM Student Loan Trust			- 2.50%; dated 07/12/10 - 04/29/14)
1.42%, 10/25/2016(b)	600	609			$ 3,788
			TOTAL REPURCHASE AGREEMENTS		$ 3,788
Telecommunications - 1.07%			Total Investments		$ 134,065
Cisco Systems Inc			Liabilities in Excess of Other Assets, Net -
2.90%, 11/17/2014	335	347	(3.48)%		$ (4,503)
Rogers Cable Inc			TOTAL NET ASSETS - 100.00%		$ 129,562
7.88%, 5/1/2012	175	195
Telefonica Emisiones SAU
2.58%, 4/26/2013	850	844	(a)		Security exempt from registration under Rule 144A of the Securities Act of
		$ 1,386	1933. These securities may be resold in transactions exempt from
TOTAL BONDS		$ 88,411	registration, normally to qualified institutional buyers. Unless otherwise
	Principal		indicated, these securities are not considered illiquid. At the end of the
U.S. GOVERNMENT & GOVERNMENT	Amount		period, the value of these securities totaled $7,228 or 5.58% of net assets.
AGENCY OBLIGATIONS - 32.32%	(000's)	Value (000's)	(b)	Variable Rate. Rate shown is in effect at June 30, 2010.
Federal Home Loan Mortgage Corporation (FHLMC) - 0.09%			(c) Security is Illiquid
3.09%, 9/1/2035(b),(d)	$ 112	$ 116	(d)		This entity was put into conservatorship by the US Government in 2008.
			See Notes to Financial Statements for additional information.
Federal National Mortgage Association (FNMA) - 0.78%			(e) Rate shown is the discount rate.
1.89%, 4/1/2033(b),(d)	267	276
2.62%, 1/1/2035(b),(d)	30	31
2.69%, 2/1/2037(b),(d)	170	177
2.85%, 12/1/2032(b),(d)	60	62	Unrealized Appreciation (Depreciation)
2.86%, 2/1/2035(b),(d)	19	21	The net federal income tax unrealized appreciation (depreciation) and federal tax
2.88%, 1/1/2035(b),(d)	97	101	cost of investments held as of the period end were as follows:
3.23%, 8/1/2034(b),(d)	61	64
3.38%, 12/1/2033(b),(d)	34	34	Unrealized Appreciation		$ 2,255
3.38%, 7/1/2034(b),(d)	123	129	Unrealized Depreciation		(1,264)
4.00%, 8/1/2010(d)	2	2	Net Unrealized Appreciation (Depreciation)		$ 991
4.00%, 3/1/2011(d)	20	20	Cost for federal income tax purposes		$ 133,074
4.50%, 5/1/2011(d)	32	33	All dollar amounts are shown in thousands (000's)
4.50%, 7/1/2011(d)	61	62
		$ 1,012
U.S. Treasury - 22.58%
0.63%, 6/30/2012	16,750	16,751
2.25%, 5/31/2014	4,150	4,282
4.25%, 8/15/2013	4,250	4,670
4.38%, 8/15/2012	1,400	1,512
4.50%, 4/30/2012	1,900	2,038
		$ 29,253

See accompanying notes.

213

Schedule of Investments
Short-Term Bond Account
June 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Government	53.10%
Financial	25.25%
Consumer, Non-cyclical	8.61%
Communications	2.78%
Mortgage Securities	2.77%
Asset Backed Securities	2.57%
Industrial	2.47%
Basic Materials	2.21%
Energy	1.66%
Utilities	1.57%
Technology	0.49%
Liabilities in Excess of Other Assets, Net	(3.48)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

214

Schedule of Investments
Short-Term Income Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 97.77%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.38%			Diversified Financial Services (continued)
General Dynamics Corp			BlackRock Inc
1.80%, 7/15/2011	$ 400	$ 403	2.25%, 12/10/2012	$ 750	$ 765
			Caterpillar Financial Services Corp
Agriculture - 1.02%			4.85%, 12/7/2012	325	351
Cargill Inc			Countrywide Financial Corp
5.20%, 1/22/2013(a)	1,000	1,077	5.80%, 6/7/2012	750	789
			ERAC USA Finance LLC
Banks - 12.82%			2.75%, 7/1/2013(a)	750	752
American Express Bank FSB			5.80%, 10/15/2012(a)	500	540
5.50%, 4/16/2013	500	540	FMR LLC
Bank of America Corp			4.75%, 3/1/2013(a)	1,250	1,314
2.10%, 4/30/2012	1,000	1,024	Franklin Resources Inc
4.50%, 4/1/2015	250	253	2.00%, 5/20/2013	1,000	1,015
6.25%, 4/15/2012	250	266	General Electric Capital Corp
Bank of New York Mellon Corp/The			2.80%, 1/8/2013	250	253
2.95%, 6/18/2015	2,500	2,529	5.72%, 8/22/2011	800	814
Citigroup Inc			Jefferies Group Inc
5.50%, 8/27/2012	400	417	5.88%, 6/8/2014	500	529
Commonwealth Bank of Australia			John Deere Capital Corp
3.75%, 10/15/2014(a)	1,750	1,799	4.95%, 12/17/2012	775	839
Goldman Sachs Group Inc/The			PACCAR Financial Corp
5.25%, 10/15/2013	500	527	1.95%, 12/17/2012	1,000	1,010
JP Morgan Chase & Co			2.05%, 6/17/2013	500	502
2.20%, 6/15/2012	1,000	1,027			$ 11,638
3.70%, 1/20/2015	500	511	Electric - 3.65%
5.38%, 10/1/2012	750	811	Commonwealth Edison Co
Morgan Stanley			5.40%, 12/15/2011	750	794
1.95%, 6/20/2012	500	511	7.50%, 7/1/2013	250	284
5.63%, 1/9/2012	500	520	Nisource Finance Corp
Regions Bank/Birmingham AL			6.15%, 3/1/2013	500	545
3.25%, 12/9/2011	500	518	Oncor Electric Delivery Co LLC
Wells Fargo & Co			5.95%, 9/1/2013	1,250	1,376
3.63%, 4/15/2015	750	766	Virginia Electric and Power Co
4.38%, 1/31/2013	750	793	5.10%, 11/30/2012	800	868
Westpac Banking Corp					$ 3,867
2.25%, 11/19/2012	750	757	Environmental Control - 0.48%
		$ 13,569	Allied Waste North America Inc
Beverages - 1.29%			5.75%, 2/15/2011	500	512
Anheuser-Busch InBev Worldwide Inc
2.50%, 3/26/2013(a)	500	506	Finance - Mortgage Loan/Banker - 10.25%
7.20%, 1/15/2014(a)	750	862	Fannie Mae
		$ 1,368	1.25%, 6/22/2012	10,000	10,095
Chemicals - 0.96%			1.88%, 10/29/2012	750	753
Air Products & Chemicals Inc					$ 10,848
4.15%, 2/1/2013	200	210	Gas - 0.51%
EI du Pont de Nemours & Co			Sempra Energy
3.25%, 1/15/2015	250	261	6.00%, 2/1/2013	500	543
5.00%, 7/15/2013	500	548
		$ 1,019	Healthcare - Services - 0.41%
Commercial Services - 0.80%			UnitedHealth Group Inc
Western Union Co/The			4.88%, 2/15/2013	400	430
5.40%, 11/17/2011	800	843
			Home Equity Asset Backed Securities - 4.14%
Computers - 1.47%			ACE Securities Corp
Hewlett-Packard Co			0.69%, 5/25/2035(b)	1,091	997
4.25%, 2/24/2012	750	791	0.80%, 4/25/2035(b)	1,162	1,120
International Business Machines Corp			Aegis Asset Backed Securities Trust
2.10%, 5/6/2013	750	764	0.83%, 3/25/2035(b)	1,035	1,011
		$ 1,555	Bayview Financial Acquisition Trust
Consumer Products - 0.51%			6.04%, 11/28/2036	524	535
Clorox Co			Home Equity Asset Trust
5.00%, 3/1/2013	500	544	0.78%, 10/25/2035(b)	488	484
			Mastr Asset Backed Securities Trust
Diversified Financial Services - 10.99%			0.41%, 11/25/2036(b)	239	237
American Express Credit Corp					$ 4,384
5.88%, 5/2/2013	1,000	1,094	Insurance - 5.74%
American Honda Finance Corp			Berkshire Hathaway Inc
4.63%, 4/2/2013(a)	1,000	1,071	2.13%, 2/11/2013	1,250	1,276

See accompanying notes.

215

Schedule of Investments
Short-Term Income Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Mortgage Backed Securities (continued)
Fidelity National Financial Inc			Fannie Mae
7.30%, 8/15/2011	$ 600 $	618	5.00%, 11/25/2035	$ 266 $	287
Metropolitan Life Global Funding I			6.00%, 2/25/2031	1,578	1,626
2.88%, 9/17/2012(a)	250	256	Freddie Mac
5.13%, 6/10/2014(a)	750	815	4.50%, 5/15/2030	324	327
New York Life Global Funding			5.50%, 10/15/2027	330	333
2.25%, 12/14/2012(a)	750	765	6.00%, 9/15/2029	545	559
3.00%, 5/4/2015(a)	750	756	Ginnie Mae
5.25%, 10/16/2012(a)	750	813	4.50%, 8/20/2032	178	188
Prudential Financial Inc			GSR Mortgage Loan Trust
3.63%, 9/17/2012	750	772	5.00%, 8/25/2019	829	852
	$ 6,071		6.00%, 6/25/2036	346	310
Iron & Steel - 1.16%			Lehman Mortgage Trust
Nucor Corp			5.75%, 4/25/2036	695	692
5.00%, 12/1/2012	1,125	1,223	Residential Accredit Loans Inc
			5.00%, 3/25/2019	553	548
Manufactured Housing Asset Backed Securities - 0.09%			Residential Asset Securitization Trust
Green Tree Financial Corp			6.00%, 5/25/2036	447	262
7.70%, 9/15/2026(c)	65	60	Residential Funding Mortgage Securities I
Mid-State Trust			5.50%, 9/25/2036	494	429
8.33%, 4/1/2030(c)	38	39	Wells Fargo Mortgage Backed Securities Trust
	$ 99		5.50%, 5/25/2035	804	810
			5.75%, 10/25/2036(b)	337	333
Media - 1.00%
Time Warner Cable Inc				$ 18,397
5.40%, 7/2/2012	500	534	Oil & Gas - 2.65%
Walt Disney Co/The			Apache Corp
4.70%, 12/1/2012	475	515	6.25%, 4/15/2012	600	648
	$ 1,049		BP Capital Markets PLC
Mining - 0.48%			3.63%, 5/8/2014	750	642
Vulcan Materials Co			Shell International Finance BV
5.60%, 11/30/2012	475	509	3.10%, 6/28/2015	750	762
			Total Capital SA
Miscellaneous Manufacturing - 0.41%			3.00%, 6/24/2015	750	757
Honeywell International Inc				$ 2,809
4.25%, 3/1/2013	400	431	Oil & Gas Services - 0.84%
			Smith International Inc
Mortgage Backed Securities - 17.38%			8.63%, 3/15/2014	750	891
Banc of America Funding Corp
0.43%, 7/20/2036(b)	609	597	Other Asset Backed Securities - 2.16%
5.75%, 3/25/2036	632	601	Countrywide Asset-Backed Certificates
Banc of America Mortgage Securities Inc			0.42%, 5/25/2028(b)	551	526
4.75%, 8/25/2033	29	29	1.00%, 12/25/2034(b)	1,388	1,343
4.75%, 2/25/2035	494	496	Green Tree Home Improvement Loan Trust
5.00%, 2/25/2020	736	736	7.45%, 9/15/2025(c)	7	6
5.00%, 8/25/2020	315	309	Merrill Lynch First Franklin Mortgage Loan Trust
5.00%, 5/25/2034	690	696	1.05%, 10/25/2037(b)	417	407
5.25%, 10/25/2034	458	464		$ 2,282
BCAP LLC Trust			Pharmaceuticals - 2.68%
5.25%, 6/26/2037(a)	759	756	Abbott Laboratories
Chase Mortgage Finance Corp			2.70%, 5/27/2015	1,500	1,534
5.50%, 5/25/2035	216	216	Novartis Capital Corp
Citicorp Mortgage Securities Inc			2.90%, 4/24/2015	500	514
4.50%, 9/25/2034(b)	630	626	Pfizer Inc
5.25%, 2/25/2035	700	725	4.45%, 3/15/2012	750	791
5.50%, 12/25/2033	210	210		$ 2,839
Countrywide Alternative Loan Trust			Pipelines - 0.72%
6.00%, 2/25/2017	325	331	Enterprise Products Operating LLC
Countrywide Home Loan Mortgage Pass Through			3.70%, 6/1/2015	750	759
Trust
4.50%, 8/25/2033	441	449	Real Estate - 1.49%
4.75%, 1/25/2019	661	672	WCI Finance LLC / WEA Finance LLC
5.00%, 11/25/2018	1,022	1,051	5.40%, 10/1/2012(a)	750	795
5.00%, 6/25/2034	849	851	WT Finance Aust Pty Ltd / Westfield Capital /
5.00%, 8/25/2034	608	613	WEA Finance LLC
5.25%, 7/25/2033	176	176	5.13%, 11/15/2014(a)	750	785
Credit Suisse First Boston Mortgage Securities				$ 1,580
Corp			REITS - 7.28%
6.00%, 12/25/2033	235	237	Arden Realty LP
			5.25%, 3/1/2015	500	530

See accompanying notes.

216

Schedule of Investments
Short-Term Income Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
REITS (continued)			Government National Mortgage Association (GNMA) (continued)
AvalonBay Communities Inc			9.00%, 4/20/2025	$ 1	$ 1
5.50%, 1/15/2012	$ 1,250	$ 1,311	10.00%, 9/15/2018	4	5
Duke Realty LP			10.00%, 9/15/2018	4	5
6.25%, 5/15/2013	750	799	10.00%, 2/15/2019	30	35
ERP Operating LP			10.00%, 5/15/2020	14	16
5.50%, 10/1/2012	700	744	10.00%, 6/15/2020	10	11
6.63%, 3/15/2012	1,000	1,076	10.00%, 12/15/2020	1	1
Health Care REIT Inc			10.00%, 2/15/2025	5	6
5.88%, 5/15/2015	750	808	10.00%, 4/15/2025	1	2
6.00%, 11/15/2013	725	788	11.00%, 12/15/2015	2	2
Nationwide Health Properties Inc			11.00%, 12/15/2015	3	3
6.25%, 2/1/2013	750	806			$ 95
6.50%, 7/15/2011	800	833	U.S. Treasury - 1.10%
		$ 7,695	0.88%, 12/31/2010(f)	150	150
Retail - 0.74%			1.38%, 5/15/2012	1,000	1,015
Wal-Mart Stores Inc					$ 1,165
2.88%, 4/1/2015	250	259	TOTAL U.S. GOVERNMENT &
3.20%, 5/15/2014	500	527	GOVERNMENT AGENCY OBLIGATIONS		$ 1,482
		$ 786		Maturity
Savings & Loans - 0.00%				Amount
Washington Mutual Bank / Henderson NV			REPURCHASE AGREEMENTS - 1.61%	(000's)	Value (000's)
0.00%, 1/15/2013(d)	200	1	Banks - 1.61%
			Investment in Joint Trading Account; Bank of	$ 654	$ 654
Software - 0.89%			America Repurchase Agreement; 0.02%
Microsoft Corp			dated 06/30/10 maturing 07/01/10
2.95%, 6/1/2014	500	523	(collateralized by Sovereign Agency Issues
Oracle Corp			and US Treasury Note; $667,492; 0.00% -
3.75%, 7/8/2014	400	428	4.75%; dated 05/15/14 - 07/15/17)
		$ 951	Investment in Joint Trading Account; Credit Suisse	274	274
Telecommunications - 1.50%			Repurchase Agreement; 0.01% dated
America Movil SA de CV			06/30/10 maturing 07/01/10 (collateralized by
5.50%, 3/1/2014	250	272	US Treasury Note; $279,661; 1.38%; dated
AT&T Inc			01/15/13)
4.95%, 1/15/2013	475	516	Investment in Joint Trading Account; Deutsche	162	162
Verizon New Jersey Inc			Bank Repurchase Agreement; 0.03% dated
5.88%, 1/17/2012	750	795	06/30/10 maturing 07/01/10 (collateralized by
		$ 1,583	Sovereign Agency Issues; $164,894; 4.13% -
Textiles - 0.47%			4.50%; dated 01/15/13 - 09/27/13)
Mohawk Industries Inc			Investment in Joint Trading Account; Morgan	610	611
7.20%, 4/15/2012	475	500	Stanley Repurchase Agreement; 0.02% dated
			06/30/10 maturing 07/01/10 (collateralized by
Transportation - 0.41%			Sovereign Agency Issues; $622,641; 0.00% -
United Parcel Service Inc			2.50%; dated 07/12/10 - 04/29/14)
4.50%, 1/15/2013	400	432			$ 1,701
			TOTAL REPURCHASE AGREEMENTS		$ 1,701
TOTAL BONDS		$ 103,487	Total Investments		$ 106,670
	Principal		Liabilities in Excess of Other Assets, Net -
U.S. GOVERNMENT & GOVERNMENT	Amount		(0.78)%		$ (825)
AGENCY OBLIGATIONS - 1.40%	(000's)	Value (000's)	TOTAL NET ASSETS - 100.00%		$ 105,845
Federal Home Loan Mortgage Corporation (FHLMC) - 0.08%
2.90%, 11/1/2021(b),(e)	$ 3	$ 4
6.00%, 5/1/2017(e)	66	72	(a)		Security exempt from registration under Rule 144A of the Securities Act of
9.50%, 8/1/2016(e)	4	4	1933. These securities may be resold in transactions exempt from
		$ 80	registration, normally to qualified institutional buyers. Unless otherwise
Federal National Mortgage Association (FNMA) - 0.13%			indicated, these securities are not considered illiquid. At the end of the
2.67%, 11/1/2032(b),(e)	19	20	period, the value of these securities totaled $13,662 or 12.91% of net
3.05%, 11/1/2022(b),(e)	1	1	assets.
4.57%, 11/1/2035(b),(e)	6	6	(b)	Variable Rate. Rate shown is in effect at June 30, 2010.
4.67%, 1/1/2019(b),(e)	1	1	(c) Security is Illiquid
5.61%, 4/1/2019(b),(e)	3	3	(d) Non-Income Producing Security
6.50%, 1/1/2014(e)	14	16	(e)		This entity was put into conservatorship by the US Government in 2008.
6.50%, 1/1/2014(e)	17	19	See Notes to Financial Statements for additional information.
8.00%, 5/1/2027(e)	61	69	(f)		Security or a portion of the security was pledged to cover margin
8.50%, 11/1/2017(e)	7	7	requirements for futures contracts. At the end of the period, the value of
		$ 142	these securities totaled $75 or 0.07% of net assets.
Government National Mortgage Association (GNMA) - 0.09%
8.00%, 8/15/2012	1	1
9.00%, 12/15/2020	6	7

See accompanying notes.

217

Schedule of Investments
Short-Term Income Account
June 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 2,208
Unrealized Depreciation		(696)
Net Unrealized Appreciation (Depreciation)		$ 1,512
Cost for federal income tax purposes		$ 105,158
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		39.91%
Mortgage Securities		17.68%
Government		11.35%
Consumer, Non-cyclical		6.71%
Asset Backed Securities		6.39%
Energy		4.21%
Utilities		4.16%
Basic Materials		2.60%
Communications		2.50%
Technology		2.38%
Industrial		1.68%
Consumer, Cyclical		1.21%
Liabilities in Excess of Other Assets, Net		(0.78)%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		5.59%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; September 2010	Short	50	$ 5,846	$ 5,917	$ (71)
					$ (71)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

218

Schedule of Investments
SmallCap Blend Account
June 30, 2010 (unaudited)

COMMON STOCKS - 97.43%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.27%			Coal - 0.18%
inVentiv Health Inc (a)	5,230 $	134	Cloud Peak Energy Inc (a)	6,710 $	89

Aerospace & Defense - 2.36%			Commercial Services - 7.61%
Esterline Technologies Corp (a)	6,145	292	Aaron's Inc	10,480	179
HEICO Corp	5,600	201	ABM Industries Inc	10,030	210
Moog Inc (a)	4,440	143	Advance America Cash Advance Centers Inc	14,210	59
Teledyne Technologies Inc (a)	5,499	212	American Public Education Inc (a)	2,550	111
Triumph Group Inc	4,540	303	Coinstar Inc (a)	6,150	264
	$ 1,151		Corinthian Colleges Inc (a)	8,190	81
Apparel - 2.67%			Emergency Medical Services Corp (a)	6,040	296
Carter's Inc (a)	6,030	158	Euronet Worldwide Inc (a)	8,095	103
G-III Apparel Group Ltd (a)	5,881	135	Global Cash Access Holdings Inc (a)	27,990	202
Perry Ellis International Inc (a)	2,850	58	Grand Canyon Education Inc (a)	3,570	84
Steven Madden Ltd (a)	10,194	321	Healthcare Services Group Inc	10,520	199
True Religion Apparel Inc (a)	13,750	303	ICF International Inc (a)	6,090	146
Warnaco Group Inc/The (a)	9,026	326	Kenexa Corp (a)	7,330	88
	$ 1,301		Kforce Inc (a)	10,880	139
			On Assignment Inc (a)	10,960	55
Automobile Parts & Equipment - 0.70%
ArvinMeritor Inc (a)	4,110	54	Parexel International Corp (a)	16,400	356
Dana Holding Corp (a)	8,030	80	Providence Service Corp/The (a)	4,750	66
Dorman Products Inc (a)	4,080	83	Rent-A-Center Inc/TX (a)	14,450	293
Tenneco Inc (a)	5,860	124	Sotheby's	11,530	264
			Steiner Leisure Ltd (a)	4,160	160
	$ 341
Banks - 5.78%			TeleTech Holdings Inc (a)	16,500	213
Bancorp Inc/DE (a)	8,407	66	Valassis Communications Inc (a)	4,280	136
Boston Private Financial Holdings Inc	26,420	170		$ 3,704
Columbia Banking System Inc	6,218	113	Computers - 1.65%
			CACI International Inc (a)	2,790	118
Community Bank System Inc	10,290	227
			Fortinet Inc (a)	12,390	204
Community Trust Bancorp Inc	2,820	71
			Insight Enterprises Inc (a)	10,910	144
East West Bancorp Inc	14,111	215
			Manhattan Associates Inc (a)	6,610	182
Financial Institutions Inc	1,166	21
			Rimage Corp (a)	3,690	58
First Interstate Bancsystem Inc	3,707	58
			SYKES Enterprises Inc (a)	6,880	98
Independent Bank Corp/Rockland MA	5,210	129
Lakeland Bancorp Inc	6,970	59		$ 804
NBT Bancorp Inc	7,750	158	Consumer Products - 1.54%
Prosperity Bancshares Inc	9,890	344	American Greetings Corp	12,490	234
Signature Bank/New York NY (a)	9,830	374	Central Garden and Pet Co - A Shares (a)	21,910	197
Southwest Bancorp Inc/Stillwater OK	6,350	84	Ennis Inc	5,200	78
Tompkins Financial Corp	2,266	85	Helen of Troy Ltd (a)	4,010	88
Trustmark Corp	11,290	235	Tupperware Brands Corp	3,830	153
Union First Market Bankshares Corp	5,130	63		$ 750
Webster Financial Corp	19,230	345	Distribution & Wholesale - 0.83%
	$ 2,817		Beacon Roofing Supply Inc (a)	11,210	202
Biotechnology - 3.19%			Brightpoint Inc (a)	10,540	74
Acorda Therapeutics Inc (a)	2,320	72	United Stationers Inc (a)	2,400	130
Arqule Inc (a)	18,780	81		$ 406
Bio-Rad Laboratories Inc (a)	2,000	173	Diversified Financial Services - 1.15%
Celldex Therapeutics Inc (a)	14,130	64	Artio Global Investors Inc	4,610	73
Cubist Pharmaceuticals Inc (a)	10,877	224	Calamos Asset Management Inc	9,430	87
Cytokinetics Inc (a)	25,178	60	KBW Inc (a)	9,510	204
Exelixis Inc (a)	50,560	175	National Financial Partners Corp (a)	20,207	197
Human Genome Sciences Inc (a)	11,913	270		$ 561
Incyte Corp (a)	18,600	206	Electric - 2.33%
Ligand Pharmaceuticals Inc (a)	34,120	50	Avista Corp	16,820	328
OncoGenex Pharmaceutical Inc (a)	4,244	57	IDACORP Inc	5,430	181
Vical Inc (a)	25,283	78	NorthWestern Corp	10,900	286
XOMA Ltd (a)	110,400	46	Unisource Energy Corp	11,340	342
	$ 1,556			$ 1,137
Building Materials - 0.16%			Electrical Components & Equipment - 0.50%
Universal Forest Products Inc	2,630	80	EnerSys (a)	7,580	162
			Fushi Copperweld Inc (a)	10,033	82
Chemicals - 2.69%				$ 244
HB Fuller Co	11,840	225	Electronics - 2.66%
Innophos Holdings Inc	12,470	325	Benchmark Electronics Inc (a)	15,400	244
Olin Corp	21,300	386	Brady Corp	4,420	110
Sensient Technologies Corp	5,830	151	Checkpoint Systems Inc (a)	4,530	79
Stepan Co	1,970	135	CTS Corp	9,700	90
WR Grace & Co (a)	4,150	87	LaBarge Inc (a)	5,174	59
	$ 1,309		Multi-Fineline Electronix Inc (a)	5,650	141
			OSI Systems Inc (a)	3,500	97

See accompanying notes.

219

Schedule of Investments
SmallCap Blend Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electronics (continued)			Internet (continued)
Park Electrochemical Corp	3,870 $	94	TIBCO Software Inc (a)	32,330 $	390
Rofin-Sinar Technologies Inc (a)	7,510	156		$ 1,134
Watts Water Technologies Inc	3,450	99	Investment Companies - 0.11%
Woodward Governor Co	5,180	132	PennantPark Investment Corp	5,538	53
	$ 1,301
Engineering & Contruction - 1.34%			Iron & Steel - 0.09%
EMCOR Group Inc (a)	14,102	327	Schnitzer Steel Industries Inc	1,140	45
Exponent Inc (a)	2,680	87
Insituform Technologies Inc (a)	8,030	165	Leisure Products & Services - 0.39%
MasTec Inc (a)	7,900	74	Polaris Industries Inc	3,500	191
	$ 653
Entertainment - 0.23%			Machinery - Diversified - 2.21%
National CineMedia Inc	6,650	111	Alamo Group Inc	3,450	75
			Altra Holdings Inc (a)	6,140	80
Environmental Control - 0.26%			Applied Industrial Technologies Inc	7,600	192
Tetra Tech Inc (a)	6,590	129	Briggs & Stratton Corp	9,070	154
			Chart Industries Inc (a)	9,660	151
Food - 1.94%			Middleby Corp (a)	4,650	247
American Italian Pasta Co (a)	8,770	464	Wabtec Corp/DE	4,460	178
Fresh Del Monte Produce Inc (a)	4,810	97		$ 1,077
Seneca Foods Corp (a)	2,259	73	Media - 0.11%
TreeHouse Foods Inc (a)	6,860	313	Journal Communications Inc (a)	14,000	56
	$ 947
Forest Products & Paper - 0.25%			Metal Fabrication & Hardware - 0.57%
PH Glatfelter Co	11,210	122	CIRCOR International Inc	2,890	74
			Dynamic Materials Corp	7,630	122
Gas - 0.79%			LB Foster Co (a)	3,130	81
Southwest Gas Corp	8,350	246		$ 277
WGL Holdings Inc	4,030	137	Mining - 0.60%
	$ 383		Hecla Mining Co (a)	24,360	127
Hand & Machine Tools - 1.01%			Kaiser Aluminum Corp	4,760	165
Franklin Electric Co Inc	3,450	99		$ 292
Regal-Beloit Corp	7,080	395	Miscellaneous Manufacturing - 1.63%
	$ 494		Actuant Corp	16,170	304
Healthcare - Products - 3.07%			AO Smith Corp	4,700	227
American Medical Systems Holdings Inc (a)	17,390	385	ESCO Technologies Inc	4,650	120
Immucor Inc (a)	19,620	374	Koppers Holdings Inc	6,337	142
Integra LifeSciences Holdings Corp (a)	2,970	110		$ 793
Merit Medical Systems Inc (a)	9,250	149	Oil & Gas - 2.32%
Orthofix International NV (a)	3,880	124	Berry Petroleum Co	6,560	169
PSS World Medical Inc (a)	16,550	350	Bill Barrett Corp (a)	6,840	211
	$ 1,492		Callon Petroleum Co (a)	10,550	66
Healthcare - Services - 2.58%			Petroquest Energy Inc (a)	53,380	361
Amedisys Inc (a)	5,924	260	Swift Energy Co (a)	12,017	323
AMERIGROUP Corp (a)	4,830	157		$ 1,130
Ensign Group Inc/The	7,100	117	Oil & Gas Services - 1.39%
Gentiva Health Services Inc (a)	4,920	133	Lufkin Industries Inc	9,460	369
ICON PLC ADR(a)	8,100	234	RPC Inc	12,540	171
Magellan Health Services Inc (a)	9,830	357	T-3 Energy Services Inc (a)	5,030	140
	$ 1,258			$ 680
Home Furnishings - 0.98%			Packaging & Containers - 1.39%
Tempur-Pedic International Inc (a)	15,530	478	Rock-Tenn Co	7,930	394
			Silgan Holdings Inc	9,890	281
Insurance - 3.03%				$ 675
Alterra Capital Holdings Ltd	9,120	171	Pharmaceuticals - 2.54%
Aspen Insurance Holdings Ltd	10,410	257	Alexza Pharmaceuticals Inc (a)	23,186	63
Delphi Financial Group Inc	11,960	292	Catalyst Health Solutions Inc (a)	9,420	325
Flagstone Reinsurance Holdings SA	9,220	100	Cornerstone Therapeutics Inc (a)	9,523	56
OneBeacon Insurance Group Ltd	3,770	54	Dyax Corp (a)	21,770	50
Platinum Underwriters Holdings Ltd	11,020	400	Idenix Pharmaceuticals Inc (a)	15,190	76
StanCorp Financial Group Inc	3,460	140	Impax Laboratories Inc (a)	1,230	24
Unitrin Inc	2,390	61	Orexigen Therapeutics Inc (a)	23,050	97
	$ 1,475		Par Pharmaceutical Cos Inc (a)	5,480	142
Internet - 2.32%			Vivus Inc (a)	18,040	173
Constant Contact Inc (a)	12,610	269	XenoPort Inc (a)	23,840	234
Earthlink Inc	31,100	248		$ 1,240
Liquidity Services Inc (a)	5,010	65	Publicly Traded Investment Fund - 0.15%
Perficient Inc (a)	8,290	74	THL Credit Inc (a)	6,259	72
SonicWALL Inc (a)	7,460	88

See accompanying notes.

220

Schedule of Investments
SmallCap Blend Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS - 6.78%			Software (continued)
Agree Realty Corp	2,780 $	65	Pegasystems Inc	9,010 $	289
Ashford Hospitality Trust Inc (a)	21,776	160	Quest Software Inc (a)	10,990	198
BioMed Realty Trust Inc	9,920	160	SYNNEX Corp (a)	9,780	251
CBL & Associates Properties Inc	20,110	250	Taleo Corp (a)	11,730	285
Chimera Investment Corp	49,433	178			$ 2,031
Entertainment Properties Trust	7,756	295	Telecommunications - 4.33%
Essex Property Trust Inc	2,300	224	Anaren Inc (a)	4,910	73
Getty Realty Corp	3,090	69	Arris Group Inc (a)	21,789	222
Hersha Hospitality Trust	49,847	225	Consolidated Communications Holdings Inc	12,940	220
Highwoods Properties Inc	5,740	159	InterDigital Inc (a)	7,710	190
Home Properties Inc	2,970	134	LogMeIn Inc (a)	4,753	125
Kilroy Realty Corp	12,180	362	PAETEC Holding Corp (a)	34,800	119
PS Business Parks Inc	3,360	187	Plantronics Inc	10,280	294
Saul Centers Inc	3,890	158	Polycom Inc (a)	7,400	220
Starwood Property Trust Inc	5,750	98	Premiere Global Services Inc (a)	15,590	99
Sunstone Hotel Investors Inc (a)	15,340	152	RF Micro Devices Inc (a)	63,350	248
Universal Health Realty Income Trust	2,050	66	Symmetricom Inc (a)	11,580	59
Urstadt Biddle Properties Inc	4,739	76	Syniverse Holdings Inc (a)	7,460	153
Washington Real Estate Investment Trust	10,350	286	Tekelec (a)	6,700	89
	$ 3,304				$ 2,111
Retail - 6.65%			Transportation - 2.90%
Asbury Automotive Group Inc (a)	13,080	138	Atlas Air Worldwide Holdings Inc (a)	6,380	303
Barnes & Noble Inc	9,630	124	Bristow Group Inc (a)	10,360	304
Big 5 Sporting Goods Corp	8,230	108	Celadon Group Inc (a)	6,970	99
Cash America International Inc	5,690	195	Heartland Express Inc	19,830	288
Dillard's Inc	11,660	251	HUB Group Inc (a)	10,386	312
DineEquity Inc (a)	3,380	94	Marten Transport Ltd (a)	5,250	109
Dress Barn Inc (a)	14,400	343			$ 1,415
Einstein Noah Restaurant Group Inc (a)	3,843	42
			Trucking & Leasing - 0.29%
Finish Line Inc/The	7,280	101	TAL International Group Inc	6,270	141
First Cash Financial Services Inc (a)	3,840	84
Jo-Ann Stores Inc (a)	9,270	348
			TOTAL COMMON STOCKS		$ 47,505
JOS A Bank Clothiers Inc (a)	2,300	124
				Maturity
PF Chang's China Bistro Inc	4,610	183		Amount
Pier 1 Imports Inc (a)	17,190	110
Ruby Tuesday Inc (a)	31,010	264	REPURCHASE AGREEMENTS - 2.64%	(000's)	Value (000's)
Sally Beauty Holdings Inc (a)	19,460	160	Banks - 2.64%
			Investment in Joint Trading Account; Bank of	$ 496	$ 496
Stage Stores Inc	10,140	108	America Repurchase Agreement; 0.02%
Texas Roadhouse Inc (a)	19,920	251
			dated 06/30/10 maturing 07/01/10
World Fuel Services Corp	8,450	219	(collateralized by Sovereign Agency Issues
	$ 3,247		and US Treasury Note; $505,482; 0.00% -
Savings & Loans - 1.88%			4.75%; dated 05/15/14 - 07/15/17)
Danvers Bancorp Inc	4,530	65	Investment in Joint Trading Account; Credit Suisse	208	208
Dime Community Bancshares	5,600	69	Repurchase Agreement; 0.01% dated
ESSA Bancorp Inc	4,634	57	06/30/10 maturing 07/01/10 (collateralized by
Flushing Financial Corp	7,998	98	US Treasury Note; $211,784; 1.38%; dated
Investors Bancorp Inc (a)	12,810	168
			01/15/13)
Northwest Bancshares Inc	10,380	119	Investment in Joint Trading Account; Deutsche	122	122
OceanFirst Financial Corp	6,030	73	Bank Repurchase Agreement; 0.03% dated
Oritani Financial Corp	3,431	34	06/30/10 maturing 07/01/10 (collateralized by
Provident Financial Services Inc	13,480	158	Sovereign Agency Issues; $124,872; 4.13% -
United Financial Bancorp Inc	5,730	78	4.50%; dated 01/15/13 - 09/27/13)
	$ 919		Investment in Joint Trading Account; Morgan	462	462
Semiconductors - 2.86%			Stanley Repurchase Agreement; 0.02% dated
Cabot Microelectronics Corp (a)	5,630	195	06/30/10 maturing 07/01/10 (collateralized by
Diodes Inc (a)	13,080	208	Sovereign Agency Issues; $471,517; 0.00% -
Entegris Inc (a)	56,880	226	2.50%; dated 07/12/10 - 04/29/14)
Hittite Microwave Corp (a)	5,760	257
					$ 1,288
IXYS Corp (a)	13,070	115
			TOTAL REPURCHASE AGREEMENTS		$ 1,288
Kopin Corp (a)	20,660	70
			Total Investments		$ 48,793
Micrel Inc	9,220	94	Liabilities in Excess of Other Assets, Net -
Microsemi Corp (a)	10,000	146
Standard Microsystems Corp (a)	3,600	84	(0.07)%		$ (34)
			TOTAL NET ASSETS - 100.00%		$ 48,759
	$ 1,395
Software - 4.17%
ACI Worldwide Inc (a)	5,940	116	(a) Non-Income Producing Security
Acxiom Corp (a)	17,170	252
CSG Systems International Inc (a)	5,110	94
JDA Software Group Inc (a)	6,528	143
Mantech International Corp (a)	3,910	166
MicroStrategy Inc (a)	3,150	237

See accompanying notes.

221

Schedule of Investments
SmallCap Blend Account
June 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 7,115
Unrealized Depreciation		(3,755)
Net Unrealized Appreciation (Depreciation)		$ 3,360
Cost for federal income tax purposes		$ 45,433
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22.46%
Financial		21.52%
Industrial		17.28%
Consumer, Cyclical		12.46%
Technology		8.68%
Communications		7.03%
Energy		3.89%
Basic Materials		3.63%
Utilities		3.12%
Liabilities in Excess of Other Assets, Net		(0.07)%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1.12%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	9	$ 551	$ 547	$ (4)
					$ (4)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

222

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS - 93.46%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.11%			Banks (continued)
APAC Customer Services Inc (a)	1,056 $	6	First Financial Bankshares Inc	219 $	10
Harte-Hanks Inc	973	10	Iberiabank Corp	3,971	204
inVentiv Health Inc (a)	839	21	OmniAmerican Bancorp Inc (a)	50	1
Valuevision Media Inc (a)	22,450	40	Penns Woods Bancorp Inc	89	3
	$ 77		Signature Bank/New York NY (a)	10,765	409
Aerospace & Defense - 0.73%			Suffolk Bancorp	266	8
Aerovironment Inc (a)	309	7	SVB Financial Group (a)	9,844	406
Astronics Corp (a)	316	5	SY Bancorp Inc	73	2
Cubic Corp	256	9	Texas Capital Bancshares Inc (a)	27,738	455
Esterline Technologies Corp (a)	9,157	434	Trustco Bank Corp NY	159	1
GenCorp Inc (a)	146	1	Westamerica Bancorporation	317	17
HEICO Corp	783	28	Wilshire Bancorp Inc	55	—
Kaman Corp	599	13		$ 1,743
National Presto Industries Inc	127	12	Beverages - 0.06%
Orbital Sciences Corp (a)	511	8	Boston Beer Co Inc (a)	233	16
Teledyne Technologies Inc (a)	256	10	Coca-Cola Bottling Co Consolidated	173	8
	$ 527		Heckmann Corp (a)	1,934	9
Agriculture - 0.02%			Peet's Coffee & Tea Inc (a)	302	12
Cadiz Inc (a)	550	7		$ 45
Vector Group Ltd	621	10	Biotechnology - 2.68%
	$ 17		3SBio Inc ADR(a)	21,716	253
Airlines - 0.46%			Acorda Therapeutics Inc (a)	1,030	32
AirTran Holdings Inc (a)	65,204	316	Affymax Inc (a)	790	5
Alaska Air Group Inc (a)	82	4	Alnylam Pharmaceuticals Inc (a)	840	13
Allegiant Travel Co	416	18	AMAG Pharmaceuticals Inc (a)	488	17
Hawaiian Holdings Inc (a)	475	2	Arena Pharmaceuticals Inc (a)	25,644	79
	$ 340		Ariad Pharmaceuticals Inc (a)	2,545	7
			BioCryst Pharmaceuticals Inc (a)	1,107	7
Apparel - 3.38%
Carter's Inc (a)	1,496	39	Celera Corp (a)	256	2
CROCS Inc (a)	37,266	394	Celldex Therapeutics Inc (a)	1,216	6
Deckers Outdoor Corp (a)	329	47	Cubist Pharmaceuticals Inc (a)	1,448	30
G-III Apparel Group Ltd (a)	17,179	393	Curis Inc (a)	2,907	4
Joe's Jeans Inc (a)	1,630	3	Cytokinetics Inc (a)	1,816	4
Maidenform Brands Inc (a)	25,363	516	Emergent Biosolutions Inc (a)	676	11
			Enzo Biochem Inc (a)	1,143	5
Oxford Industries Inc	535	11
			Enzon Pharmaceuticals Inc (a)	755	8
RG Barry Corp	328	4
Skechers U.S.A. Inc (a)	10,860	397	Exact Sciences Corp (a)	24,634	108
Steven Madden Ltd (a)	10,337	326	Exelixis Inc (a)	2,239	8
Timberland Co/The (a)	708	11	Geron Corp (a)	2,141	11
True Religion Apparel Inc (a)	677	15	Halozyme Therapeutics Inc (a)	1,582	11
Under Armour Inc (a)	886	30	Human Genome Sciences Inc (a)	7,103	161
Volcom Inc (a)	503	10	Illumina Inc (a)	5,054	220
Warnaco Group Inc/The (a)	6,634	240	Immunogen Inc (a)	28,882	267
			Immunomedics Inc (a)	2,714	8
Wolverine World Wide Inc	1,316	33
			Incyte Corp (a)	2,362	26
	$ 2,469
Automobile Parts & Equipment - 1.96%			InterMune Inc (a)	1,206	11
American Axle & Manufacturing Holdings Inc (a)	1,313	10	Lexicon Pharmaceuticals Inc (a)	2,567	3
Amerigon Inc (a)	827	6	Maxygen Inc (a)	110	1
ArvinMeritor Inc (a)	2,457	32	Medicines Co/The (a)	1,132	9
ATC Technology Corp/IL (a)	305	5	Micromet Inc (a)	38,193	238
			Momenta Pharmaceuticals Inc (a)	916	11
Cooper Tire & Rubber Co	15,741	307
Dana Holding Corp (a)	3,272	33	NPS Pharmaceuticals Inc (a)	14,676	95
Dorman Products Inc (a)	437	9	OncoGenex Pharmaceutical Inc (a)	163	2
Exide Technologies (a)	47,411	247	PDL BioPharma Inc	3,244	18
Fuel Systems Solutions Inc (a)	366	9	Peregrine Pharmaceuticals Inc (a)	1,983	4
			Regeneron Pharmaceuticals Inc (a)	9,727	217
Standard Motor Products Inc	403	3
Tenneco Inc (a)	1,301	27	Sangamo Biosciences Inc (a)	1,840	7
			Seattle Genetics Inc (a)	1,945	23
Titan International Inc	21,125	211
Westport Innovations Inc (a)	18,914	297	Sequenom Inc (a)	1,658	10
Wonder Auto Technology Inc (a)	32,405	237	SuperGen Inc (a)	146	—
			Zymogenetics Inc (a)	1,924	8
	$ 1,433
Banks - 2.38%				$ 1,960
Ames National Corp	122	2	Building Materials - 0.26%
Arrow Financial Corp	25	1	AAON Inc	516	12
			Drew Industries Inc (a)	268	6
Bank of the Ozarks Inc	32	1
Bridge Bancorp Inc	86	2	LSI Industries Inc	27,570	135
Bryn Mawr Bank Corp	48	1	Quanex Building Products Corp	305	5
Cass Information Systems Inc	328	11	Simpson Manufacturing Co Inc	961	24
			Trex Co Inc (a)	317	6
City Holding Co	58	2
Columbia Banking System Inc	11,343	207		$ 188

See accompanying notes.

223

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals - 1.31%			Commercial Services (continued)
Aceto Corp	17,372 $	100	Lincoln Educational Services Corp (a)	400 $	8
Arch Chemicals Inc	352	11	MAXIMUS Inc	437	25
Balchem Corp	728	18	McGrath Rentcorp	377	8
Ferro Corp (a)	1,447	11	Medifast Inc (a)	343	9
Hawkins Inc	340	8	MedQuist Inc	437	3
HB Fuller Co	133	2	MoneyGram International Inc (a)	2,933	7
Innophos Holdings Inc	206	5	Monro Muffler Brake Inc	445	18
KMG Chemicals Inc	206	3	Multi-Color Corp	25	—
Minerals Technologies Inc	60	3	National Research Corp	66	2
NewMarket Corp	3,196	279	Navigant Consulting Inc (a)	451	5
Olin Corp	21,317	386	On Assignment Inc (a)	35,401	178
Omnova Solutions Inc (a)	1,164	9	Parexel International Corp (a)	17,732	384
PolyOne Corp (a)	1,691	14	PDI Inc (a)	25,448	210
Quaker Chemical Corp	316	9	Pre-Paid Legal Services Inc (a)	219	10
Rockwood Holdings Inc (a)	1,009	23	Providence Service Corp/The (a)	436	6
Solutia Inc (a)	3,163	41	Resources Connection Inc (a)	1,052	15
Spartech Corp (a)	547	6	Rollins Inc	1,193	25
Stepan Co	176	12	Rural/Metro Corp (a)	729	6
WR Grace & Co (a)	438	9	Sotheby's	1,691	39
Zep Inc	503	9	Standard Parking Corp (a)	596	9
	$ 958		Steiner Leisure Ltd (a)	377	15
Coal - 0.02%			SuccessFactors Inc (a)	26,473	550
Cloud Peak Energy Inc (a)	244	3	Team Health Holdings Inc (a)	516	7
James River Coal Co (a)	560	9	Team Inc (a)	49	1
L&L Energy Inc (a)	632	6	TeleTech Holdings Inc (a)	873	11
	$ 18		TNS Inc (a)	676	12
			Transcend Services Inc (a)	19,024	257
Commercial Services - 5.64%
			TrueBlue Inc (a)	729	8
ABM Industries Inc	429	9
			Universal Technical Institute Inc (a)	529	13
Administaff Inc	491	12
			Valassis Communications Inc (a)	1,253	40
Advance America Cash Advance Centers Inc	256	1
Advisory Board Co/The (a)	361	16	Volt Information Sciences Inc (a)	535	4
American Public Education Inc (a)	5,868	256	Wright Express Corp (a)	852	25
American Reprographics Co (a)	195	2		$ 4,121
AMN Healthcare Services Inc (a)	560	4	Computers - 3.16%
Arbitron Inc	707	18	3PAR Inc (a)	1,140	11
Avis Budget Group Inc (a)	2,676	26	CACI International Inc (a)	140	6
Bridgepoint Education Inc (a)	370	6	Cogo Group Inc (a)	16,020	100
Capella Education Co (a)	3,025	247	Compellent Technologies Inc (a)	17,480	212
Cardtronics Inc (a)	20,403	264	Cray Inc (a)	584	3
CBIZ Inc (a)	925	6	Fortinet Inc (a)	997	16
Cenveo Inc (a)	1,455	8	iGate Corp	597	8
Chemed Corp	560	31	Insight Enterprises Inc (a)	413	5
Coinstar Inc (a)	705	30	Integral Systems Inc/MD (a)	187	1
Consolidated Graphics Inc (a)	243	11	Isilon Systems Inc (a)	603	8
Corinthian Colleges Inc (a)	17,400	171	Jack Henry & Associates Inc	2,256	54
Corporate Executive Board Co	927	24	LivePerson Inc (a)	1,715	12
Corvel Corp (a)	291	10	Magma Design Automation Inc (a)	1,995	6
CoStar Group Inc (a)	463	18	Manhattan Associates Inc (a)	618	17
CPI Corp	207	5	Maxwell Technologies Inc (a)	571	7
Deluxe Corp	1,253	23	Mentor Graphics Corp (a)	1,009	9
Diamond Management & Technology Consultants	931	10	MTS Systems Corp	425	12
Inc			Ness Technologies Inc (a)	34,786	150
Dollar Financial Corp (a)	536	11	Netezza Corp (a)	1,101	15
Dollar Thrifty Automotive Group Inc (a)	742	32	Netscout Systems Inc (a)	888	13
DynCorp International Inc (a)	142	2	Palm Inc (a)	3,419	19
ExlService Holdings Inc (a)	17,398	299	Quantum Corp (a)	5,808	11
Forrester Research Inc (a)	364	11	Radiant Systems Inc (a)	45,918	664
Geo Group Inc/The (a)	876	18	Radisys Corp (a)	670	6
Global Cash Access Holdings Inc (a)	1,338	10	Riverbed Technology Inc (a)	14,716	406
Grand Canyon Education Inc (a)	681	16	SMART Modular Technologies WWH Inc (a)	1,204	7
Great Lakes Dredge & Dock Corp	791	5	Spansion Inc (a)	498	8
Healthcare Services Group Inc	949	18	STEC Inc (a)	1,025	13
Heartland Payment Systems Inc	828	12	Stratasys Inc (a)	471	12
Hill International Inc (a)	232	1	Super Micro Computer Inc (a)	14,819	200
HMS Holdings Corp (a)	669	36	SYKES Enterprises Inc (a)	183	2
ICF International Inc (a)	232	6	Synaptics Inc (a)	946	26
K12 Inc (a)	550	12	Syntel Inc	343	12
Kendle International Inc (a)	129	2	Unisys Corp (a)	437	8
Kforce Inc (a)	21,203	270	Xyratex Ltd (a)	17,451	247
Korn/Ferry International (a)	16,810	234		$ 2,306
Landauer Inc	131	8

See accompanying notes.

224

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.03%			Electronics (continued)
Blyth Inc	16 $	1	CTS Corp	377 $	3
Ennis Inc	206	3	Daktronics Inc	256	2
Standard Register Co/The	545	2	DDi Corp	510	4
WD-40 Co	389	13	Dionex Corp (a)	438	32
	$ 19		FARO Technologies Inc (a)	620	11
Cosmetics & Personal Care - 0.02%			FEI Co (a)	402	8
Inter Parfums Inc	547	8	II-VI Inc (a)	6,657	198
Revlon Inc (a)	381	4	Keithley Instruments Inc	425	4
	$ 12		LaBarge Inc (a)	406	5
Distribution & Wholesale - 2.14%			Methode Electronics Inc	827	8
Beacon Roofing Supply Inc (a)	10,287	185	Multi-Fineline Electronix Inc (a)	407	10
BMP Sunstone Corp (a)	195	1	Newport Corp (a)	19,537	177
Brightpoint Inc (a)	1,812	13	NVE Corp (a)	182	8
Chindex International Inc (a)	219	3	OSI Systems Inc (a)	317	9
Core-Mark Holding Co Inc (a)	108	3	Park Electrochemical Corp	5,878	143
MWI Veterinary Supply Inc (a)	14,970	752	Plexus Corp (a)	1,046	28
			Rofin-Sinar Technologies Inc (a)	531	11
Owens & Minor Inc	1,229	35
			Rogers Corp (a)	7,354	204
Pool Corp	1,082	24
School Specialty Inc (a)	272	5	Sanmina-SCI Corp (a)	2,056	28
United Stationers Inc (a)	401	22	Spectrum Control Inc (a)	182	2
			SRS Labs Inc (a)	450	4
Watsco Inc	569	33
WESCO International Inc (a)	14,630	492	Technitrol Inc	1,581	5
			TTM Technologies Inc (a)	717	7
	$ 1,568
Diversified Financial Services - 0.26%			Watts Water Technologies Inc	109	3
Artio Global Investors Inc	547	9	Woodward Governor Co	7,343	188
BGC Partners Inc	2,189	11		$ 1,319
Credit Acceptance Corp (a)	228	11	Energy - Alternate Sources - 0.89%
			China Integrated Energy Inc (a)	22,605	188
Diamond Hill Investment Group Inc	86	5
			Clean Energy Fuels Corp (a)	831	12
Duff & Phelps Corp	671	8
Encore Capital Group Inc (a)	364	7	Comverge Inc (a)	17,356	155
			FuelCell Energy Inc (a)	52,159	62
Epoch Holding Corp	459	6
			Headwaters Inc (a)	18,522	53
Evercore Partners Inc - Class A	364	9
			JA Solar Holdings Co Ltd ADR(a)	39,117	182
GAMCO Investors Inc	174	6
JMP Group Inc	61	—		$ 652
KBW Inc (a)	596	13	Engineering & Contruction - 0.33%
MarketAxess Holdings Inc	830	12	Argan Inc (a)	49	1
Nelnet Inc	86	2	Exponent Inc (a)	369	12
optionsXpress Holdings Inc (a)	986	16	Insituform Technologies Inc (a)	875	18
Portfolio Recovery Associates Inc (a)	444	30	Layne Christensen Co (a)	7,431	180
Stifel Financial Corp (a)	718	31	Michael Baker Corp (a)	37	1
Westwood Holdings Group Inc	206	7	Mistras Group Inc (a)	559	6
World Acceptance Corp (a)	194	7	Orion Marine Group Inc (a)	726	10
	$ 190		Stanley Inc (a)	266	10
Electric - 0.02%			VSE Corp	133	4
EnerNOC Inc (a)	425	13		$ 242
			Entertainment - 1.28%
Electrical Components & Equipment - 2.19%			Bluegreen Corp (a)	52,702	159
A123 Systems Inc (a)	1,581	15	Carmike Cinemas Inc (a)	2,108	13
Advanced Energy Industries Inc (a)	16,590	204	Cinemark Holdings Inc	16,664	219
American Superconductor Corp (a)	14,901	398	National CineMedia Inc	936	15
Belden Inc	1,216	27	Shuffle Master Inc (a)	65,430	524
EnerSys (a)	535	11		$ 930
GrafTech International Ltd (a)	2,627	39	Environmental Control - 0.53%
Graham Corp	272	4	Calgon Carbon Corp (a)	1,229	16
Littelfuse Inc (a)	486	15	Clean Harbors Inc (a)	475	31
Power-One Inc (a)	47,149	318	Darling International Inc (a)	1,521	12
PowerSecure International Inc (a)	19,606	178	Metalico Inc (a)	66,578	265
Satcon Technology Corp (a)	42,875	123	Mine Safety Appliances Co	426	11
Universal Display Corp (a)	14,348	258	Rentech Inc (a)	8,285	8
Vicor Corp (a)	754	9	Tetra Tech Inc (a)	1,637	32
	$ 1,599		US Ecology Inc	753	11
Electronics - 1.80%				$ 386
American Science & Engineering Inc	246	19	Food - 1.21%
Analogic Corp	193	9	American Italian Pasta Co (a)	195	10
Badger Meter Inc	346	13	Arden Group Inc	48	4
Ballantyne Strong Inc (a)	18,175	132	B&G Foods Inc	1,009	11
Bell Microproducts Inc (a)	1,240	9	Calavo Growers Inc	2,970	53
Benchmark Electronics Inc (a)	307	5	Cal-Maine Foods Inc	359	11
Checkpoint Systems Inc (a)	596	10	Diamond Foods Inc	15,613	642
Cogent Inc (a)	511	5	J&J Snack Foods Corp	330	14
Coherent Inc (a)	450	15	Lancaster Colony Corp	509	27

See accompanying notes.

225

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Healthcare - Products (continued)
Lance Inc	648 $	11	NuVasive Inc (a)	6,997 $	248
Pilgrim's Pride Corp (a)	815	6	NxStage Medical Inc (a)	17,344	257
Ruddick Corp	571	18	OraSure Technologies Inc (a)	1,783	8
Sanderson Farms Inc	499	25	Orthofix International NV (a)	464	15
Smart Balance Inc (a)	1,107	5	Orthovita Inc (a)	2,748	6
Tootsie Roll Industries Inc	475	11	PSS World Medical Inc (a)	1,412	30
United Natural Foods Inc (a)	1,142	34	Quidel Corp (a)	698	9
	$ 882		Rochester Medical Corp (a)	414	4
Forest Products & Paper - 0.10%			Sirona Dental Systems Inc (a)	6,155	215
Cellu Tissue Holdings Inc (a)	35	—	SonoSite Inc (a)	393	11
Clearwater Paper Corp (a)	218	12	Spectranetics Corp (a)	1,337	7
Deltic Timber Corp	191	8	Staar Surgical Co (a)	1,338	8
Neenah Paper Inc	279	5	Stereotaxis Inc (a)	1,284	4
Potlatch Corp	570	20	STERIS Corp	1,387	43
Schweitzer-Mauduit International Inc	474	24	Syneron Medical Ltd (a)	328	3
Wausau Paper Corp (a)	256	2	Synovis Life Technologies Inc (a)	479	7
Xerium Technologies Inc (a)	231	3	Thoratec Corp (a)	22,174	948
	$ 74		TomoTherapy Inc (a)	47,747	152
			Unilife Corp (a)	1,861	11
Gas - 0.01%
			Vascular Solutions Inc (a)	671	8
South Jersey Industries Inc	206	9
			Volcano Corp (a)	35,637	777
Hand & Machine Tools - 0.07%			West Pharmaceutical Services Inc	888	32
			Wright Medical Group Inc (a)	609	10
Baldor Electric Co	961	35
Franklin Electric Co Inc	559	16	Young Innovations Inc	158	4
			Zoll Medical Corp (a)	535	15
	$ 51
Healthcare - Products - 7.54%				$ 5,520
Abaxis Inc (a)	594	13	Healthcare - Services - 1.78%
Accuray Inc (a)	1,266	8	Air Methods Corp (a)	293	9
Affymetrix Inc (a)	23,846	141	Alliance HealthCare Services Inc (a)	1,004	4
Align Technology Inc (a)	1,582	23	Allied Healthcare International Inc (a)	332	1
Alpha PRO Tech Ltd (a)	25,954	48	Almost Family Inc (a)	331	12
Alphatec Holdings Inc (a)	1,625	8	Amedisys Inc (a)	700	31
American Medical Systems Holdings Inc (a)	1,862	41	America Service Group Inc	341	6
Arthrocare Corp (a)	669	20	American Dental Partners Inc (a)	226	3
			AMERIGROUP Corp (a)	256	8
Atrion Corp	60	8
BioMimetic Therapeutics Inc (a)	26,908	299	Bio-Reference Labs Inc (a)	31,658	702
Bruker BioSciences Corp (a)	17,807	217	Continucare Corp (a)	1,044	3
Caliper Life Sciences Inc (a)	1,727	7	Emeritus Corp (a)	462	7
CardioNet Inc (a)	232	1	Ensign Group Inc/The	454	8
Cepheid Inc (a)	9,259	148	Genoptix Inc (a)	669	11
Conceptus Inc (a)	827	13	Gentiva Health Services Inc (a)	353	9
CryoLife Inc (a)	110	1	Healthsouth Corp (a)	10,020	187
Cutera Inc (a)	10,936	101	IPC The Hospitalist Co Inc (a)	436	11
Cyberonics Inc (a)	740	18	LHC Group Inc (a)	411	11
Delcath Systems Inc (a)	20,559	130	Metropolitan Health Networks Inc (a)	1,435	5
DexCom Inc (a)	1,325	15	Molina Healthcare Inc (a)	291	9
Endologix Inc (a)	2,005	9	Odyssey HealthCare Inc (a)	790	21
ev3 Inc (a)	2,056	46	Psychiatric Solutions Inc (a)	891	29
Exactech Inc (a)	335	6	RehabCare Group Inc (a)	9,397	205
Genomic Health Inc (a)	583	8	Sunrise Senior Living Inc (a)	2,141	6
Haemonetics Corp (a)	621	33	US Physical Therapy Inc (a)	364	6
Hanger Orthopedic Group Inc (a)	7,090	127	Virtual Radiologic Corp (a)	259	4
HealthTronics Inc (a)	1,386	7		$ 1,308
HeartWare International Inc (a)	7,363	516	Holding Companies - Diversified - 0.00%
ICU Medical Inc (a)	110	4	Primoris Services Corp	336	2
Immucor Inc (a)	1,728	33
Insulet Corp (a)	822	12	Home Builders - 0.21%
Integra LifeSciences Holdings Corp (a)	510	19	Hovnanian Enterprises Inc (a)	40,640	150
Invacare Corp	61	1
IRIS International Inc (a)	743	8	Home Furnishings - 1.12%
Kensey Nash Corp (a)	302	7	DTS Inc/CA (a)	479	16
LCA-Vision Inc (a)	435	2	La-Z-Boy Inc (a)	15,420	115
Luminex Corp (a)	966	16	Select Comfort Corp (a)	32,530	284
MAKO Surgical Corp (a)	559	7	Tempur-Pedic International Inc (a)	12,580	387
Masimo Corp	1,376	33	TiVo Inc (a)	2,571	19
Medtox Scientific Inc (a)	10,371	127	Universal Electronics Inc (a)	195	3
Merge Healthcare Inc (a)	40,299	118		$ 824
Meridian Bioscience Inc	1,100	19	Insurance - 0.04%
Merit Medical Systems Inc (a)	653	10	CNO Financial Group Inc (a)	705	3
Micrus Endovascular Corp (a)	2,817	59	eHealth Inc (a)	968	11
Natus Medical Inc (a)	12,322	201	First American Financial Corp	243	3

See accompanying notes.

226

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Machinery - Diversified - 1.45%
Life Partners Holdings Inc	303 $	6	Albany International Corp	194 $	3
Tower Group Inc	451	10	Altra Holdings Inc (a)	693	9
	$ 33		Applied Industrial Technologies Inc	1,107	28
Internet - 7.20%			Briggs & Stratton Corp	815	14
AboveNet Inc (a)	10,104	477	Cognex Corp	681	12
Ancestry.com Inc (a)	474	8	DXP Enterprises Inc (a)	15,876	249
Art Technology Group Inc (a)	3,419	12	Gorman-Rupp Co/The	316	8
Blue Coat Systems Inc (a)	971	20	Intermec Inc (a)	1,120	11
Blue Nile Inc (a)	336	16	Intevac Inc (a)	328	3
Cogent Communications Group Inc (a)	1,034	8	iRobot Corp (a)	463	9
comScore Inc (a)	579	10	Lindsay Corp	316	10
Constant Contact Inc (a)	558	12	Middleby Corp (a)	365	19
Cybersource Corp (a)	1,800	46	NACCO Industries Inc	133	12
DealerTrack Holdings Inc (a)	877	14	Nordson Corp	9,928	557
Dice Holdings Inc (a)	653	4	Presstek Inc (a)	29,009	102
eResearchTechnology Inc (a)	1,346	11	Sauer-Danfoss Inc (a)	52	1
GSI Commerce Inc (a)	40,371	1,163	Tennant Co	504	17
Health Grades Inc (a)	21,632	130		$ 1,064
Infospace Inc (a)	171	1	Media - 0.75%
Internet Brands Inc (a)	255	3	Acacia Research - Acacia Technologies (a)	16,974	242
Internet Capital Group Inc (a)	98	1	Belo Corp (a)	1,995	11
j2 Global Communications Inc (a)	791	17	DG FastChannel Inc (a)	8,110	264
Limelight Networks Inc (a)	25,614	112	Dolan Co/The (a)	511	6
Lionbridge Technologies Inc (a)	2,386	11	Entercom Communications Corp (a)	754	7
Liquidity Services Inc (a)	18,718	243	McClatchy Co/The (a)	2,287	8
Local.com Corp (a)	19,168	131	World Wrestling Entertainment Inc	536	8
LoopNet Inc (a)	20,030	247		$ 546
ModusLink Global Solutions Inc (a)	111	—	Metal Fabrication & Hardware - 0.63%
Network Engines Inc (a)	80,903	219	Ampco-Pittsburgh Corp	37	1
NIC Inc	34,101	219	CIRCOR International Inc	6,995	179
NutriSystem Inc	26,549	609	Hawk Corp (a)	194	5
Online Resources Corp (a)	694	3	Kaydon Corp	6,783	223
OpenTable Inc (a)	401	17	Mueller Industries Inc	194	5
Overstock.com Inc (a)	559	10	Mueller Water Products Inc - Class A	3,151	12
Perficient Inc (a)	22,321	199	RBC Bearings Inc (a)	475	13
QuinStreet Inc (a)	389	4	Sun Hydraulics Corp	474	11
Rackspace Hosting Inc (a)	27,027	496	Worthington Industries Inc	791	10
Saba Software Inc (a)	1,020	5		$ 459
Sapient Corp	2,603	26	Mining - 0.97%
Shutterfly Inc (a)	583	14	Allied Nevada Gold Corp (a)	19,215	378
SonicWALL Inc (a)	1,082	13
			AMCOL International Corp	523	12
Sourcefire Inc (a)	13,334	254	Capital Gold Corp (a)	1,861	7
Stamps.com Inc (a)	396	4	Globe Specialty Metals Inc (a)	1,338	14
TeleCommunication Systems Inc (a)	718	3	Golden Star Resources Ltd (a)	6,728	30
Terremark Worldwide Inc (a)	1,357	10	Horsehead Holding Corp (a)	30,176	228
TIBCO Software Inc (a)	4,209	51	Jaguar Mining Inc (a)	1,837	16
Travelzoo Inc (a)	228	3	Stillwater Mining Co (a)	1,155	13
United Online Inc	717	4	US Gold Corp (a)	1,946	10
US Auto Parts Network Inc (a)	27,496	165
				$ 708
ValueClick Inc (a)	1,606	17
VASCO Data Security International Inc (a)	864	5	Miscellaneous Manufacturing - 1.11%
			Actuant Corp	15,639	294
Vitacost.com Inc (a)	13,458	121
			Acuity Brands Inc	899	33
Websense Inc (a)	1,192	23
			AO Smith Corp	583	28
Zix Corp (a)	44,468	100
			AZZ Inc	328	12
	$ 5,291		Barnes Group Inc	1,119	18
Iron & Steel - 0.07%			Blount International Inc (a)	1,240	13
General Steel Holdings Inc (a)	21,621	51
			Brink's Co/The	1,058	20
			CLARCOR Inc	1,228	44
Leisure Products & Services - 0.14%			Colfax Corp (a)	924	10
Brunswick Corp/DE	1,934	24	Eastman Kodak Co (a)	6,788	29
Interval Leisure Group Inc (a)	994	12	EnPro Industries Inc (a)	328	9
Life Time Fitness Inc (a)	802	25	GP Strategies Corp (a)	407	3
Polaris Industries Inc	818	45	Hexcel Corp (a)	1,740	27
	$ 106		John Bean Technologies Corp	729	11
Lodging - 0.01%			Koppers Holdings Inc	7,505	169
Ameristar Casinos Inc	597	9	Matthews International Corp	657	19
			Metabolix Inc (a)	521	7
Machinery - Construction & Mining - 0.30%			Park-Ohio Holdings Corp (a)	304	4
Bucyrus International Inc	4,686	222	Polypore International Inc (a)	571	13
			Raven Industries Inc	434	15
			Smith & Wesson Holding Corp (a)	2,471	10

See accompanying notes.

227

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
STR Holdings Inc (a)	620 $	12	Cypress Bioscience Inc (a)	183 $	1
Sturm Ruger & Co Inc	738	11	Cytori Therapeutics Inc (a)	1,213	4
Trimas Corp (a)	377	4	Depomed Inc (a)	26,063	73
	$ 815		Dyax Corp (a)	3,740	9
Office Furnishings - 0.71%			Furiex Pharmaceuticals Inc (a)	291	3
Herman Miller Inc	1,241	23	Hi-Tech Pharmacal Co Inc (a)	340	8
HNI Corp	8,050	222	Impax Laboratories Inc (a)	19,015	362
Interface Inc	24,401	262	Inspire Pharmaceuticals Inc (a)	40,007	199
Knoll Inc	1,099	15	Isis Pharmaceuticals Inc (a)	15,227	146
	$ 522		Jazz Pharmaceuticals Inc (a)	20,173	158
			Keryx Biopharmaceuticals Inc (a)	1,958	7
Oil & Gas - 2.40%
Abraxas Petroleum Corp (a)	936	3	Lannett Co Inc (a)	418	2
American Oil & Gas Inc (a)	1,265	8	MAP Pharmaceuticals Inc (a)	535	7
			Nabi Biopharmaceuticals (a)	1,475	8
Apco Oil and Gas International Inc	377	9
Arena Resources Inc (a)	1,019	32	Nektar Therapeutics (a)	2,512	30
Brigham Exploration Co (a)	16,548	255	Neogen Corp (a)	13,958	364
Callon Petroleum Co (a)	1,107	7	NeurogesX Inc (a)	428	3
Carrizo Oil & Gas Inc (a)	722	11	Obagi Medical Products Inc (a)	716	8
Clayton Williams Energy Inc (a)	206	9	Onyx Pharmaceuticals Inc (a)	1,546	33
Contango Oil & Gas Co (a)	195	9	Orexigen Therapeutics Inc (a)	1,167	5
Energy XXI Bermuda Ltd (a)	1,265	20	Pharmasset Inc (a)	6,152	168
Georesources Inc (a)	13,548	189	PharMerica Corp (a)	451	7
GMX Resources Inc (a)	13,287	86	Pozen Inc (a)	1,084	8
Gulfport Energy Corp (a)	707	8	Questcor Pharmaceuticals Inc (a)	1,557	16
Kodiak Oil & Gas Corp (a)	2,469	8	Rigel Pharmaceuticals Inc (a)	1,164	8
McMoRan Exploration Co (a)	1,909	21	Salix Pharmaceuticals Ltd (a)	13,912	543
Northern Oil and Gas Inc (a)	1,118	14	Santarus Inc (a)	2,154	5
			Savient Pharmaceuticals Inc (a)	1,556	20
Panhandle Oil and Gas Inc	295	8
Penn Virginia Corp	11,371	229	Schiff Nutrition International Inc	61	—
Petroquest Energy Inc (a)	486	3	Sciclone Pharmaceuticals Inc (a)	1,483	4
RAM Energy Resources Inc (a)	1,958	4	Spectrum Pharmaceuticals Inc (a)	1,795	7
Rex Energy Corp (a)	207	2	SXC Health Solutions Corp (a)	2,174	159
Rosetta Resources Inc (a)	815	16	Synta Pharmaceuticals Corp (a)	809	2
Swift Energy Co (a)	8,976	241	Synutra International Inc (a)	419	7
TransAtlantic Petroleum Ltd (a)	3,211	10	Targacept Inc (a)	596	12
Vaalco Energy Inc (a)	165	1	Theravance Inc (a)	1,363	17
			USANA Health Sciences Inc (a)	259	10
W&T Offshore Inc	86	1
Warren Resources Inc (a)	438	1	Vanda Pharmaceuticals Inc (a)	1,107	7
Whiting Petroleum Corp (a)	7,051	553	Vivus Inc (a)	1,877	18
	$ 1,758			$ 3,880
Oil & Gas Services - 1.04%			Real Estate - 0.00%
Boots & Coots Inc (a)	2,859	8	HFF Inc (a)	462	3
CARBO Ceramics Inc	472	34
Dril-Quip Inc (a)	851	38	REITS - 0.78%
ION Geophysical Corp (a)	2,773	10	Acadia Realty Trust	379	6
Key Energy Services Inc (a)	279	3	Alexander's Inc	28	9
Lufkin Industries Inc	704	27	Associated Estates Realty Corp	669	9
Matrix Service Co (a)	319	3	DuPont Fabros Technology Inc	16,155	397
OYO Geospace Corp (a)	145	7	EastGroup Properties Inc	305	11
RPC Inc	28,733	392	Equity Lifestyle Properties Inc	378	18
Tesco Corp (a)	19,604	241	Equity One Inc	194	3
Tetra Technologies Inc (a)	317	3	Getty Realty Corp	286	6
	$ 766		Home Properties Inc	316	14
Packaging & Containers - 0.74%			LTC Properties Inc	100	2
Graham Packaging Co Inc (a)	49	1	Mid-America Apartment Communities Inc	462	24
Rock-Tenn Co	10,563	524	National Health Investors Inc	255	10
Silgan Holdings Inc	584	17	Omega Healthcare Investors Inc	494	10
	$ 542		PS Business Parks Inc	157	9
			Saul Centers Inc	163	7
Pharmaceuticals - 5.29%
Acura Pharmaceuticals Inc (a)	337	1	Tanger Factory Outlet Centers	580	24
Akorn Inc (a)	39,817	118	Universal Health Realty Income Trust	244	8
Alkermes Inc (a)	14,462	180	Washington Real Estate Investment Trust	377	10
Allos Therapeutics Inc (a)	1,688	10		$ 577
Antares Pharma Inc (a)	2,713	5	Retail - 6.31%
Array Biopharma Inc (a)	2,043	6	99 Cents Only Stores (a)	1,104	16
Auxilium Pharmaceuticals Inc (a)	1,035	24	AFC Enterprises Inc (a)	802	7
BioScrip Inc (a)	120,449	631	AnnTaylor Stores Corp (a)	1,484	24
Caraco Pharmaceutical Laboratories Ltd (a)	173	1	Big 5 Sporting Goods Corp	790	11
Catalyst Health Solutions Inc (a)	13,039	450	BJ's Restaurants Inc (a)	14,234	336
Combinatorx Inc (a)	2,530	4	Brown Shoe Co Inc	754	11
Cumberland Pharmaceuticals Inc (a)	268	2	Buckle Inc/The	536	17

See accompanying notes.

228

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
Buffalo Wild Wings Inc (a)	419 $	15	Amkor Technology Inc (a)	3,019 $	17
Build-A-Bear Workshop Inc (a)	26,357	179	Amtech Systems Inc (a)	16,767	140
California Pizza Kitchen Inc (a)	609	9	Applied Micro Circuits Corp (a)	1,540	16
Carrols Restaurant Group Inc (a)	474	2	ATMI Inc (a)	73	1
Casey's General Stores Inc	487	17	Cabot Microelectronics Corp (a)	206	7
Cash America International Inc	243	8	Cavium Networks Inc (a)	22,486	588
Casual Male Retail Group Inc (a)	1,423	5	Ceva Inc (a)	18,961	238
Cato Corp/The	738	16	Cirrus Logic Inc (a)	18,006	285
CEC Entertainment Inc (a)	536	19	Conexant Systems Inc (a)	3,114	7
Cheesecake Factory Inc/The (a)	1,607	36	Diodes Inc (a)	927	15
Chico's FAS Inc	22,536	223	Entegris Inc (a)	55,210	219
Childrens Place Retail Stores Inc/The (a)	589	26	Formfactor Inc (a)	18,813	203
Citi Trends Inc (a)	8,593	283	GSI Technology Inc (a)	523	3
CKE Restaurants Inc	1,140	14	GT Solar International Inc (a)	1,307	7
Collective Brands Inc (a)	1,119	18	Hittite Microwave Corp (a)	5,055	227
Cost Plus Inc (a)	36,257	129	Integrated Device Technology Inc (a)	2,579	13
Cracker Barrel Old Country Store Inc	559	26	Integrated Silicon Solution Inc (a)	888	7
Denny's Corp (a)	3,997	10	IXYS Corp (a)	816	7
Destination Maternity Corp (a)	194	5	Kopin Corp (a)	962	3
DineEquity Inc (a)	410	12	Kulicke & Soffa Industries Inc (a)	36,645	257
Domino's Pizza Inc (a)	523	6	Lattice Semiconductor Corp (a)	2,992	13
Dress Barn Inc (a)	1,411	34	LTX-Credence Corp (a)	3,199	9
DSW Inc (a)	352	8	MaxLinear Inc (a)	291	4
Einstein Noah Restaurant Group Inc (a)	182	2	Micrel Inc	1,313	13
Express Inc (a)	608	10	Microsemi Corp (a)	21,633	317
Ezcorp Inc (a)	1,186	22	Mindspeed Technologies Inc (a)	42,185	316
Finish Line Inc/The	617	9	MIPS Technologies Inc (a)	1,870	10
First Cash Financial Services Inc (a)	742	16	MKS Instruments Inc (a)	535	10
Genesco Inc (a)	97	2	Monolithic Power Systems Inc (a)	16,427	293
Group 1 Automotive Inc (a)	206	5	Nanometrics Inc (a)	681	7
Gymboree Corp (a)	754	32	Netlogic Microsystems Inc (a)	16,860	459
hhgregg Inc (a)	296	7	Omnivision Technologies Inc (a)	1,021	22
Hibbett Sports Inc (a)	17,368	416	PLX Technology Inc (a)	21,265	89
HSN Inc (a)	1,063	26	Power Integrations Inc	554	18
Jack in the Box Inc (a)	1,108	22	Richardson Electronics Ltd/United States	25,201	227
Jo-Ann Stores Inc (a)	693	26	Rovi Corp (a)	7,113	270
JOS A Bank Clothiers Inc (a)	487	26	Rubicon Technology Inc (a)	11,103	331
Kirkland's Inc (a)	14,504	245	Semtech Corp (a)	1,351	22
Liz Claiborne Inc (a)	2,056	9	Sigma Designs Inc (a)	183	2
Lumber Liquidators Holdings Inc (a)	17,109	399	Standard Microsystems Corp (a)	235	5
McCormick & Schmick's Seafood Restaurants Inc	24,940	186	Tessera Technologies Inc (a)	755	12
(a)			TriQuint Semiconductor Inc (a)	4,002	24
Nu Skin Enterprises Inc	1,315	33	Ultra Clean Holdings (a)	827	7
OfficeMax Inc (a)	779	10	Ultratech Inc (a)	651	11
Papa John's International Inc (a)	473	11	Veeco Instruments Inc (a)	8,385	288
PetMed Express Inc	623	11	Volterra Semiconductor Corp (a)	554	13
PF Chang's China Bistro Inc	633	25	Zoran Corp (a)	195	2
Pier 1 Imports Inc (a)	2,640	17		$ 5,060
Pricesmart Inc	372	9	Software - 6.66%
Retail Ventures Inc (a)	888	7	Accelrys Inc (a)	1,132	7
Rue21 Inc (a)	316	9	ACI Worldwide Inc (a)	941	18
Ruth's Hospitality Group Inc (a)	967	4	Actuate Corp (a)	1,859	8
Sally Beauty Holdings Inc (a)	2,153	18	Acxiom Corp (a)	14,552	214
Sonic Automotive Inc (a)	322	3	Advent Software Inc (a)	410	19
Sonic Corp (a)	1,298	10	ANSYS Inc (a)	8,999	365
Sport Supply Group Inc	105	1	ArcSight Inc (a)	620	14
Stein Mart Inc (a)	426	3	Ariba Inc (a)	2,043	33
Systemax Inc	340	5	Aspen Technology Inc (a)	1,362	15
Talbots Inc (a)	1,338	14	athenahealth Inc (a)	908	24
Texas Roadhouse Inc (a)	35,338	446	Blackbaud Inc	1,178	26
Ulta Salon Cosmetics & Fragrance Inc (a)	26,328	623	Blackboard Inc (a)	9,727	363
Vitamin Shoppe Inc (a)	352	9	Bottomline Technologies Inc (a)	723	9
Wet Seal Inc/The (a)	94,005	343	CommVault Systems Inc (a)	1,118	25
World Fuel Services Corp	816	21	Computer Programs & Systems Inc	226	9
Zumiez Inc (a)	441	7	Concur Technologies Inc (a)	7,281	311
	$ 4,621		CSG Systems International Inc (a)	562	10
Savings & Loans - 0.01%			Deltek Inc (a)	722	6
Brookline Bancorp Inc	595	5	Digi International Inc (a)	361	3
			DivX Inc (a)	24,580	188
Semiconductors - 6.92%			Ebix Inc (a)	12,979	203
Actel Corp (a)	474	6	Eclipsys Corp (a)	5,984	106

See accompanying notes.

229

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Telecommunications (continued)
Epicor Software Corp (a)	1,155 $	9	Occam Networks Inc (a)	486 $	3
EPIQ Systems Inc	86	1	Oclaro Inc (a)	1,082	12
Interactive Intelligence Inc (a)	22,660	372	Oplink Communications Inc (a)	317	5
JDA Software Group Inc (a)	292	6	PAETEC Holding Corp (a)	2,871	10
Lawson Software Inc (a)	3,516	26	Plantronics Inc	1,190	34
Mantech International Corp (a)	470	20	RCN Corp (a)	851	13
MedAssets Inc (a)	11,055	256	RF Micro Devices Inc (a)	6,796	26
Medidata Solutions Inc (a)	717	11	SAVVIS Inc (a)	970	14
MicroStrategy Inc (a)	4,750	357	Shenandoah Telecommunications Co	551	10
Monotype Imaging Holdings Inc (a)	851	8	Sonus Networks Inc (a)	4,428	12
Omnicell Inc (a)	15,824	185	Syniverse Holdings Inc (a)	1,696	35
Opnet Technologies Inc	542	8	Tekelec (a)	341	4
Parametric Technology Corp (a)	2,531	40	TeleNav Inc (a)	304	2
Pegasystems Inc	401	13	USA Mobility Inc	487	6
Phase Forward Inc (a)	940	16	Viasat Inc (a)	11,416	372
Progress Software Corp (a)	1,070	32			$ 3,599
QAD Inc (a)	521	2	Textiles - 0.01%
Quality Systems Inc	463	27	Culp Inc (a)	340	4
Quest Software Inc (a)	1,374	25
Renaissance Learning Inc	9,480	139	Transportation - 1.29%
Schawk Inc	364	6	Dynamex Inc (a)	283	3
Scientific Learning Corp (a)	20,056	106	Forward Air Corp	632	17
Seachange International Inc (a)	682	6	Genesee & Wyoming Inc (a)	852	32
SolarWinds Inc (a)	888	14	Golar LNG Ltd	86	1
SS&C Technologies Holdings Inc (a)	474	8	Heartland Express Inc	1,313	19
Synchronoss Technologies Inc (a)	446	9	HUB Group Inc (a)	18,726	562
Taleo Corp (a)	23,082	560	Knight Transportation Inc	1,301	27
THQ Inc (a)	961	4	Old Dominion Freight Line Inc (a)	547	19
Tyler Technologies Inc (a)	840	13	Pacer International Inc (a)	1,338	9
Ultimate Software Group Inc (a)	13,219	434	Scorpio Tankers Inc (a)	401	4
Unica Corp (a)	14,676	141	UTI Worldwide Inc	20,331	252
VeriFone Systems Inc (a)	2,165	41			$ 945
	$ 4,871		Trucking & Leasing - 0.00%
Telecommunications - 4.92%			TAL International Group Inc	145	3
Acme Packet Inc (a)	26,205	705
ADC Telecommunications Inc (a)	2,141	16	Water - 0.01%
ADTRAN Inc	1,605	44	Southwest Water Co	437	5
Alaska Communications Systems Group Inc	1,032	9
Anaren Inc (a)	61	1	TOTAL COMMON STOCKS		$ 68,417
Anixter International Inc (a)	364	15
				Maturity
Applied Signal Technology Inc	12,178	239		Amount
Arris Group Inc (a)	937	10
			REPURCHASE AGREEMENTS - 2.20%	(000's)	Value (000's)
Aruba Networks Inc (a)	57,671	822
			Banks - 2.20%
Atheros Communications Inc (a)	9,384	258
			Investment in Joint Trading Account; Bank of	$ 619	$ 619
Atlantic Tele-Network Inc	218	9	America Repurchase Agreement; 0.02%
AudioCodes Ltd (a)	42,163	104
			dated 06/30/10 maturing 07/01/10
Calix Inc (a)	255	3
			(collateralized by Sovereign Agency Issues
Cbeyond Inc (a)	567	7
			and US Treasury Note; $631,301; 0.00% -
Cincinnati Bell Inc (a)	1,534	4
			4.75%; dated 05/15/14 - 07/15/17)
Comtech Telecommunications Corp (a)	402	12
			Investment in Joint Trading Account; Credit Suisse	259	259
Consolidated Communications Holdings Inc	503	9	Repurchase Agreement; 0.01% dated
CPI International Inc (a)	87	1
			06/30/10 maturing 07/01/10 (collateralized by
DigitalGlobe Inc (a)	596	16
			US Treasury Note; $264,497; 1.38%; dated
EMS Technologies Inc (a)	37	—
			01/15/13)
Extreme Networks (a)	948	3
			Investment in Joint Trading Account; Deutsche	153	153
Finisar Corp (a)	1,642	24
			Bank Repurchase Agreement; 0.03% dated
GeoEye Inc (a)	542	17
			06/30/10 maturing 07/01/10 (collateralized by
Harmonic Inc (a)	767	4
			Sovereign Agency Issues; $155,954; 4.13% -
Hughes Communications Inc (a)	207	5
			4.50%; dated 01/15/13 - 09/27/13)
Hypercom Corp (a)	1,776	8
			Investment in Joint Trading Account; Morgan	577	577
Infinera Corp (a)	1,963	13
			Stanley Repurchase Agreement; 0.02% dated
InterDigital Inc (a)	1,206	30
			06/30/10 maturing 07/01/10 (collateralized by
IPG Photonics Corp (a)	24,966	380
			Sovereign Agency Issues; $588,881; 0.00% -
Ixia (a)	24,594	211
			2.50%; dated 07/12/10 - 04/29/14)
LogMeIn Inc (a)	377	10
					$ 1,608
Loral Space & Communications Inc (a)	294	12
Meru Networks Inc (a)	206	2	TOTAL REPURCHASE AGREEMENTS		$ 1,608
Netgear Inc (a)	912	16	Total Investments		$ 70,025
Neutral Tandem Inc (a)	766	9	Other Assets in Excess of Liabilities, Net -
Novatel Wireless Inc (a)	122	1	4.34%		$ 3,177
			TOTAL NET ASSETS - 100.00%		$ 73,202
NTELOS Holdings Corp	718	12

See accompanying notes.

230

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 10,508
Unrealized Depreciation		(5,219)
Net Unrealized Appreciation (Depreciation)		$ 5,289
Cost for federal income tax purposes		$ 64,736
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.27%
Consumer, Cyclical		17.72%
Technology		16.74%
Communications		12.98%
Industrial		11.43%
Financial		5.68%
Energy		4.35%
Basic Materials		2.45%
Utilities		0.04%
Diversified		0.00%
Other Assets in Excess of Liabilities, Net		4.34%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		6.64%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	80	$ 5,099	$ 4,862	$ (237)
					$ (237)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

231

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS - 94.80%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.01%			Automobile Parts & Equipment (continued)
Marchex Inc	1,812 $	7	Titan International Inc	1,809 $	18
				$ 689
Aerospace & Defense - 1.59%			Banks - 10.29%
AAR Corp (a)	19,916	333	1st Source Corp	3,057	52
Argon ST Inc (a)	719	25	1st United Bancorp Inc/Boca Raton (a)	10,871	80
Astronics Corp (a)	142	2	Alliance Financial Corp/NY	1,154	32
Cubic Corp	3,446	126	American National Bankshares Inc	550	12
Curtiss-Wright Corp	7,519	218	Ameris Bancorp (a)	3,750	36
Ducommun Inc	4,735	81	Ames National Corp	776	15
Esterline Technologies Corp (a)	6,140	291	Arrow Financial Corp	834	19
GenCorp Inc (a)	5,177	23	Bancfirst Corp	1,361	50
HEICO Corp	2,125	76	Banco Latinoamericano de Comercio Exterior SA	6,916	86
Kaman Corp	747	17	Bancorp Inc/DE (a)	3,305	26
Kratos Defense & Security Solutions Inc (a)	1,495	16	Bancorp Rhode Island Inc	327	9
LMI Aerospace Inc (a)	4,134	65	Bank Mutual Corp	2,820	16
Moog Inc (a)	4,140	134	Bank of Marin Bancorp	489	16
Orbital Sciences Corp (a)	1,812	29	Bank of the Ozarks Inc	2,908	103
Teledyne Technologies Inc (a)	1,610	62	Boston Private Financial Holdings Inc	58,790	378
Triumph Group Inc	7,535	502	Bridge Bancorp Inc	402	10
	$ 2,000		Bryn Mawr Bank Corp	805	14
Agriculture - 0.49%			Camden National Corp	687	19
Alliance One International Inc (a)	5,494	20	Cardinal Financial Corp	2,703	25
Andersons Inc/The	16,473	537	Cathay General Bancorp	14,061	145
Universal Corp/VA	1,495	59	Center Financial Corp (a)	3,365	17
	$ 616		Central Pacific Financial Corp (a)	14,400	22
Airlines - 1.32%			Century Bancorp Inc/MA	327	7
AirTran Holdings Inc (a)	13,741	66	Chemical Financial Corp	5,088	111
Alaska Air Group Inc (a)	15,171	682	Citizens Republic Bancorp Inc (a)	252,352	214
Allegiant Travel Co	1,700	73	City Holding Co	10,278	287
Hawaiian Holdings Inc (a)	16,839	87	CNB Financial Corp/PA	834	9
JetBlue Airways Corp (a)	37,644	207	Columbia Banking System Inc	9,956	182
Pinnacle Airlines Corp (a)	1,754	10	Community Bank System Inc	12,530	276
Republic Airways Holdings Inc (a)	26,100	160	Community Trust Bancorp Inc	10,044	252
Skywest Inc	20,710	253	CVB Financial Corp	65,301	621
UAL Corp (a)	2,300	47	Eagle Bancorp Inc (a)	1,377	16
US Airways Group Inc (a)	8,629	74	East West Bancorp Inc	25,000	382
	$ 1,659		Encore Bancshares Inc (a)	747	7
Apparel - 1.50%			Enterprise Bancorp Inc/MA	541	6
American Apparel Inc (a)	2,703	5	Financial Institutions Inc	4,464	79
Carter's Inc (a)	4,100	108	First Bancorp Inc/ME	797	10
			First BanCorp/Puerto Rico (a)	5,400	3
Columbia Sportswear Co	687	32
Delta Apparel Inc (a)	517	7	First Bancorp/Troy NC	4,320	62
Iconix Brand Group Inc (a)	17,101	245	First Busey Corp	9,300	42
Jones Apparel Group Inc	23,792	377	First Commonwealth Financial Corp	18,222	95
Maidenform Brands Inc (a)	7,100	144	First Community Bancshares Inc/VA	9,760	143
Oxford Industries Inc	12,500	262	First Financial Bancorp	33,063	494
Perry Ellis International Inc (a)	22,103	446	First Financial Bankshares Inc	3,819	184
Quiksilver Inc (a)	7,501	28	First Financial Corp/IN	688	18
Timberland Co/The (a)	5,051	82	First Interstate Bancsystem Inc	4,400	69
Unifi Inc (a)	3,883	15	First Merchants Corp	7,200	61
Warnaco Group Inc/The (a)	3,300	119	First Midwest Bancorp Inc/IL	3,970	48
Weyco Group Inc	345	8	First of Long Island Corp/The	546	14
	$ 1,878		First South Bancorp Inc/Washington NC	2,043	22
Automobile Manufacturers - 0.17%			FirstMerit Corp	15,891	272
Force Protection Inc (a)	30,543	125	FNB Corp/PA	57,676	463
Tesla Motors Inc (a)	2,600	62	Fulton Financial Corp	16,000	154
Wabash National Corp (a)	3,164	23	German American Bancorp Inc	991	15
	$ 210		Glacier Bancorp Inc	4,458	65
			Great Southern Bancorp Inc	949	19
Automobile Parts & Equipment - 0.55%
Amerigon Inc (a)	12,000	89	Hancock Holding Co	1,812	60
ATC Technology Corp/IL (a)	15,250	246	Heartland Financial USA Inc	2,812	49
Commercial Vehicle Group Inc (a)	1,323	14	Home Bancshares Inc/AR	1,230	28
Cooper Tire & Rubber Co	4,300	84	Hudson Valley Holding Corp	2,417	56
Dana Holding Corp (a)	979	10	Iberiabank Corp	6,039	311
Douglas Dynamics Inc (a)	3,900	45	Independent Bank Corp/Rockland MA	8,148	201
Exide Technologies (a)	3,049	16	International Bancshares Corp	20,979	350
Miller Industries Inc/TN	908	12	Lakeland Bancorp Inc	11,347	97
Modine Manufacturing Co (a)	2,411	19	Lakeland Financial Corp	4,693	94
Spartan Motors Inc	17,806	74	MainSource Financial Group Inc	6,900	49
Standard Motor Products Inc	7,809	62	MB Financial Inc	3,279	60
			Merchants Bancshares Inc	438	10

See accompanying notes.

232

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Biotechnology (continued)
Midsouth Bancorp Inc	604 $	8	Emergent Biosolutions Inc (a)	4,000 $	65
Nara Bancorp Inc (a)	6,142	52	Enzon Pharmaceuticals Inc (a)	1,783	19
National Bankshares Inc	632	15	Exelixis Inc (a)	4,746	17
National Penn Bancshares Inc	24,035	144	Halozyme Therapeutics Inc (a)	2,300	16
NBT Bancorp Inc	8,112	166	Incyte Corp (a)	6,000	66
Old National Bancorp/IN	5,118	53	Lexicon Pharmaceuticals Inc (a)	81,969	105
Old Second Bancorp Inc	900	2	Martek Biosciences Corp (a)	11,783	279
OmniAmerican Bancorp Inc (a)	935	11	Medicines Co/The (a)	2,272	17
Oriental Financial Group Inc	4,538	58	PDL BioPharma Inc	11,600	65
Orrstown Financial Services Inc	632	14	Seattle Genetics Inc (a)	2,800	34
Pacific Capital Bancorp NA (a)	3,000	2	SuperGen Inc (a)	4,947	10
Pacific Continental Corp	1,687	16	Tengion Inc (a)	7,900	29
PacWest Bancorp	2,339	43	United Therapeutics Corp (a)	1,300	64
Park National Corp	2,376	154		$ 1,037
Peapack Gladstone Financial Corp	678	8	Building Materials - 0.56%
Penns Woods Bancorp Inc	373	11	Apogee Enterprises Inc	1,544	17
Peoples Bancorp Inc/OH	4,800	70	Comfort Systems USA Inc	8,862	86
Pinnacle Financial Partners Inc (a)	1,681	22	Drew Industries Inc (a)	1,121	23
Porter Bancorp Inc	677	8	Gibraltar Industries Inc (a)	7,969	81
PrivateBancorp Inc	2,790	31	Interline Brands Inc (a)	11,530	199
Prosperity Bancshares Inc	9,176	319	Louisiana-Pacific Corp (a)	8,284	55
Renasant Corp	9,045	130	NCI Building Systems Inc (a)	3,640	30
Republic Bancorp Inc/KY	5,955	134	Quanex Building Products Corp	6,390	111
S&T Bancorp Inc	4,989	98	Simpson Manufacturing Co Inc	231	6
Sandy Spring Bancorp Inc	1,295	18	Texas Industries Inc	1,212	36
Santander BanCorp (a)	381	5	Trex Co Inc (a)	1,100	22
SCBT Financial Corp	5,437	192	Universal Forest Products Inc	1,129	34
Shore Bancshares Inc	700	8		$ 700
Sierra Bancorp	4,597	53	Chemicals - 2.21%
Signature Bank/New York NY (a)	6,500	247
			A Schulman Inc	18,731	355
Simmons First National Corp	3,090	81	Aceto Corp	9,000	51
South Financial Group Inc/The	72,400	20	American Vanguard Corp	1,927	15
Southside Bancshares Inc	5,404	106	Arch Chemicals Inc	576	18
Southwest Bancorp Inc/Stillwater OK	5,840	77	Ferro Corp (a)	3,165	23
State Bancorp Inc/NY	4,101	39	Georgia Gulf Corp (a)	1,812	24
StellarOne Corp	4,909	62	Hawkins Inc	2,251	54
Sterling Bancorp/NY	6,090	55	HB Fuller Co	13,262	252
Sterling Bancshares Inc/TX	17,448	83	Innophos Holdings Inc	14,236	371
Suffolk Bancorp	2,061	63	Minerals Technologies Inc	2,925	139
Susquehanna Bancshares Inc	26,632	222	NewMarket Corp	1,939	169
SVB Financial Group (a)	15,338	633
			Olin Corp	4,555	83
SY Bancorp Inc	949	22	OM Group Inc (a)	6,713	160
Texas Capital Bancshares Inc (a)	1,902	31	Omnova Solutions Inc (a)	13,900	109
Tompkins Financial Corp	1,821	69	PolyOne Corp (a)	23,547	198
Tower Bancorp Inc	438	10	Quaker Chemical Corp	288	8
TowneBank/Portsmouth VA	1,360	20	Rockwood Holdings Inc (a)	5,663	129
Trico Bancshares	3,200	54	Sensient Technologies Corp	2,647	69
Trustco Bank Corp NY	23,867	134	Solutia Inc (a)	12,100	158
Trustmark Corp	9,640	201	Spartech Corp (a)	13,154	135
UMB Financial Corp	7,701	274	Stepan Co	2,200	150
Umpqua Holdings Corp	11,869	136	TPC Group Inc (a)	747	12
Union First Market Bankshares Corp	1,540	19	Westlake Chemical Corp	1,005	19
United Bankshares Inc	4,487	107	WR Grace & Co (a)	3,998	84
United Community Banks Inc/GA (a)	42,832	169
				$ 2,785
Univest Corp of Pennsylvania	999	17	Coal - 0.09%
Washington Banking Co	1,358	17	Cloud Peak Energy Inc (a)	1,623	22
Washington Trust Bancorp Inc	3,967	68	International Coal Group Inc (a)	8,313	32
Webster Financial Corp	3,503	63	Patriot Coal Corp (a)	4,947	58
WesBanco Inc	6,260	106		$ 112
West Bancorporation Inc (a)	7,704	53
			Commercial Services - 4.02%
Westamerica Bancorporation	1,006	53
Western Alliance Bancorp (a)	3,135	22	ABM Industries Inc	4,929	103
			Advance America Cash Advance Centers Inc	22,873	94
Whitney Holding Corp/LA	5,148	48	American Reprographics Co (a)	1,697	15
Wilshire Bancorp Inc	10,725	93	AMN Healthcare Services Inc (a)	1,725	13
Wintrust Financial Corp	11,027	367	CBIZ Inc (a)	1,898	12
	$ 12,935		Consolidated Graphics Inc (a)	2,500	108
Biotechnology - 0.82%			Convergys Corp (a)	17,200	169
(a)
Ariad Pharmaceuticals Inc	10,900	31	Corinthian Colleges Inc (a)	10,200	100
(a)
Cambrex Corp	2,761	9	Cornell Cos Inc (a)	604	16
Celera Corp (a)	6,427	42
			CPI Corp	4,700	105
(a)
Cubist Pharmaceuticals Inc	8,200	169	CRA International Inc (a)	862	16

See accompanying notes.

233

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Consumer Products (continued)
Cross Country Healthcare Inc (a)	2,934 $	26	Kid Brands Inc (a)	949 $	7
Deluxe Corp	36,513	685	Oil-Dri Corp of America	465	11
Dollar Financial Corp (a)	11,328	224	Prestige Brands Holdings Inc (a)	21,289	150
DynCorp International Inc (a)	21,760	381	Spectrum Brands Holdings Inc (a)	978	25
Electro Rent Corp	1,625	21	WD-40 Co	87	3
Euronet Worldwide Inc (a)	2,617	34		$ 1,309
Gartner Inc (a)	6,600	153	Cosmetics & Personal Care - 0.10%
Geo Group Inc/The (a)	908	19	Elizabeth Arden Inc (a)	7,920	115
Global Cash Access Holdings Inc (a)	6,224	45	Revlon Inc (a)	518	6
Great Lakes Dredge & Dock Corp	12,795	77		$ 121
H&E Equipment Services Inc (a)	2,617	19
			Distribution & Wholesale - 0.55%
Heidrick & Struggles International Inc	874	20	Brightpoint Inc (a)	4,500	31
Hill International Inc (a)	1,869	8	Core-Mark Holding Co Inc (a)	862	24
Huron Consulting Group Inc (a)	805	16
			Houston Wire & Cable Co	400	4
ICF International Inc (a)	1,064	25
			Owens & Minor Inc	1,241	35
Kelly Services Inc (a)	1,212	18	Scansource Inc (a)	1,639	41
Kendle International Inc (a)	2,423	28	School Specialty Inc (a)	1,102	20
Korn/Ferry International (a)	2,675	37	United Stationers Inc (a)	5,747	313
Live Nation Entertainment Inc (a)	8,572	89	WESCO International Inc (a)	6,500	219
McGrath Rentcorp	863	20		$ 687
MoneyGram International Inc (a)	1,144	3
			Diversified Financial Services - 2.82%
Multi-Color Corp	920	9	BGC Partners Inc	35,600	182
Navigant Consulting Inc (a)	2,387	25
			Calamos Asset Management Inc	4,816	45
On Assignment Inc (a)	2,921	15
			California First National Bancorp	181	2
PHH Corp (a)	58,194	1,108
			CompuCredit Holdings Corp	7,385	29
(a)
Prospect Medical Holdings Inc	489	3	Doral Financial Corp (a)	7,200	17
(a)
Providence Service Corp/The	4,200	59	Encore Capital Group Inc (a)	6,203	128
Rent-A-Center Inc/TX (a)	32,409	657
			Epoch Holding Corp	168	2
RSC Holdings Inc (a)	2,646	16
			Evercore Partners Inc - Class A	87	2
SFN Group Inc (a)	3,062	17
			Federal Agricultural Mortgage Corp	920	13
Stewart Enterprises Inc	27,224	147	Financial Engines Inc (a)	2,500	34
Team Inc (a)	1,668	22
			GAMCO Investors Inc	2,374	88
TeleTech Holdings Inc (a)	10,600	137
			GFI Group Inc	27,000	151
(a)
TrueBlue Inc	1,525	17	International Assets Holding Corp (a)	1,208	19
(a)
United Rentals Inc	3,558	33	Investment Technology Group Inc (a)	9,475	152
(a)
Valassis Communications Inc	2,300	73	KBW Inc (a)	1,094	24
Viad Corp	935	16	Knight Capital Group Inc (a)	20,062	277
(a)
Volt Information Sciences Inc	87	1	LaBranche & Co Inc (a)	12,100	52
	$ 5,054		Marlin Business Services Corp (a)	2,405	29
Computers - 1.19%			MF Global Holdings Ltd (a)	4,631	27
Agilysys Inc	1,360	9	National Financial Partners Corp (a)	49,454	483
CACI International Inc (a)	1,754	75
			Nelnet Inc	19,267	371
Ciber Inc (a)	27,007	75	Ocwen Financial Corp (a)	20,273	207
DST Systems Inc	3,000	109	Oppenheimer Holdings Inc	2,453	58
Electronics for Imaging Inc (a)	2,549	25	optionsXpress Holdings Inc (a)	7,900	124
Hutchinson Technology Inc (a)	2,214	9	Penson Worldwide Inc (a)	10,800	61
Imation Corp (a)	9,413	87	Piper Jaffray Cos (a)	6,521	210
Insight Enterprises Inc (a)	18,810	247
			Sanders Morris Harris Group Inc	5,365	29
Integral Systems Inc/MD (a)	1,553	10	Stifel Financial Corp (a)	172	8
Mentor Graphics Corp (a)	3,251	29	Virtus Investment Partners Inc (a)	170	3
Mercury Computer Systems Inc (a)	7,446	87	World Acceptance Corp (a)	19,418	744
Netscout Systems Inc (a)	3,000	43
				$ 3,571
Quantum Corp (a)	36,712	69
Radisys Corp (a)	2,804	27	Electric - 3.36%
			Allete Inc	1,668	57
Rimage Corp (a)	853	13
			Avista Corp	17,235	336
SMART Modular Technologies WWH Inc (a)	42,214	247
			Black Hills Corp	2,430	69
SRA International Inc (a)	8,999	177
			Central Vermont Public Service Corp	3,945	78
SYKES Enterprises Inc (a)	2,243	32
			CH Energy Group Inc	811	32
Unisys Corp (a)	6,453	119
			Cleco Corp	11,313	299
(a)
Virtusa Corp	1,500	14	Dynegy Inc (a)	5,494	21
	$ 1,503		El Paso Electric Co (a)	27,187	526
Consumer Products - 1.04%			Empire District Electric Co/The	2,157	41
ACCO Brands Corp (a)	14,125	71
			IDACORP Inc	25,950	863
American Greetings Corp	18,810	353	MGE Energy Inc	4,485	162
Blyth Inc	374	13	NorthWestern Corp	2,445	64
Central Garden and Pet Co (a)	5,700	54
			Otter Tail Corp	1,814	35
Central Garden and Pet Co - A Shares (a)	20,804	187
			PNM Resources Inc	24,256	271
CSS Industries Inc	687	11	Portland General Electric Co	18,727	343
Ennis Inc	3,666	55	UIL Holdings Corp	5,442	136
Helen of Troy Ltd (a)	14,969	330
			Unisource Energy Corp	16,745	506
Jarden Corp	1,465	39

See accompanying notes.

234

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			Entertainment (continued)
Westar Energy Inc	17,600 $	380	Vail Resorts Inc (a)	1,927 $	67
	$ 4,219			$ 450
Electrical Components & Equipment - 0.91%			Environmental Control - 0.12%
Belden Inc	2,000	44	Darling International Inc (a)	1,984	15
Encore Wire Corp	935	17	EnergySolutions Inc	5,465	28
EnerSys (a)	24,129	516	Metalico Inc (a)	19,022	76
General Cable Corp (a)	2,300	61	Waste Services Inc (a)	3,268	38
GrafTech International Ltd (a)	22,200	324		$ 157
Insteel Industries Inc	1,582	19	Food - 1.98%
Littelfuse Inc (a)	2,588	82	American Italian Pasta Co (a)	5,950	314
Powell Industries Inc (a)	2,334	64	B&G Foods Inc	9,395	101
PowerSecure International Inc (a)	3,000	27	Cal-Maine Foods Inc	3,015	97
	$ 1,154		Chiquita Brands International Inc (a)	18,506	226
Electronics - 1.32%			Dole Food Co Inc (a)	14,327	149
Benchmark Electronics Inc (a)	12,609	200	Fresh Del Monte Produce Inc (a)	13,427	272
Brady Corp	3,020	75	Hain Celestial Group Inc (a)	2,186	44
Checkpoint Systems Inc (a)	5,668	98	J&J Snack Foods Corp	86	4
Cogent Inc (a)	2,387	22	John B. Sanfilippo & Son Inc (a)	747	11
Coherent Inc (a)	432	15	M&F Worldwide Corp (a)	5,332	144
CTS Corp	8,692	80	Nash Finch Co	2,949	101
Cymer Inc (a)	1,209	36	Pilgrim's Pride Corp (a)	2,588	17
Daktronics Inc	2,588	20	Ruddick Corp	1,295	40
DDi Corp	900	7	Sanderson Farms Inc	8,230	418
Electro Scientific Industries Inc (a)	1,417	19	Seaboard Corp	28	42
FEI Co (a)	6,497	128	Seneca Foods Corp (a)	720	23
ICx Technologies Inc (a)	1,006	7	Smart Balance Inc (a)	3,192	13
L-1 Identity Solutions Inc (a)	4,113	34	Spartan Stores Inc	17,379	238
LaBarge Inc (a)	272	3	TreeHouse Foods Inc (a)	3,957	181
Measurement Specialties Inc (a)	1,293	18	Weis Markets Inc	691	23
Methode Electronics Inc	1,468	14	Winn-Dixie Stores Inc (a)	2,786	27
Multi-Fineline Electronix Inc (a)	115	3		$ 2,485
Newport Corp (a)	2,177	20	Forest Products & Paper - 1.28%
OSI Systems Inc (a)	402	11	Boise Inc (a)	67,573	371
Park Electrochemical Corp	687	17	Buckeye Technologies Inc (a)	40,883	407
Rofin-Sinar Technologies Inc (a)	1,064	22	Cellu Tissue Holdings Inc (a)	1,973	15
Rogers Corp (a)	708	20	Clearwater Paper Corp (a)	288	16
Sanmina-SCI Corp (a)	4,600	63	Domtar Corp	3,400	167
Spectrum Control Inc (a)	5,048	71	KapStone Paper and Packaging Corp (a)	17,802	198
TTM Technologies Inc (a)	19,039	180	Neenah Paper Inc	6,891	126
Vishay Intertechnology Inc (a)	16,700	129	PH Glatfelter Co	13,391	145
Watts Water Technologies Inc	12,040	345	Potlatch Corp	1,153	41
X-Rite Inc (a)	2,448	9	Schweitzer-Mauduit International Inc	900	45
	$ 1,666		Wausau Paper Corp (a)	10,953	75
Energy - Alternate Sources - 0.02%				$ 1,606
Green Plains Renewable Energy Inc (a)	1,524	16	Gas - 2.34%
REX American Resources Corp (a)	644	10	Chesapeake Utilities Corp	2,117	66
	$ 26		Laclede Group Inc/The	1,124	37
Engineering & Contruction - 1.03%			New Jersey Resources Corp	14,064	495
Argan Inc (a)	604	6	Nicor Inc	8,377	339
Dycom Industries Inc (a)	2,316	20	Northwest Natural Gas Co	1,348	59
EMCOR Group Inc (a)	33,659	781	Piedmont Natural Gas Co Inc	4,861	123
Granite Construction Inc	1,869	44	South Jersey Industries Inc	5,648	243
Insituform Technologies Inc (a)	518	11	Southwest Gas Corp	24,677	728
Layne Christensen Co (a)	5,261	127	WGL Holdings Inc	25,091	854
MasTec Inc (a)	11,379	107		$ 2,944
Michael Baker Corp (a)	661	23	Hand & Machine Tools - 0.27%
Sterling Construction Co Inc (a)	6,224	81	Franklin Electric Co Inc	173	5
Tutor Perini Corp (a)	5,239	86	Regal-Beloit Corp	5,700	318
VSE Corp	201	6	Thermadyne Holdings Corp (a)	747	8
	$ 1,292			$ 331
Entertainment - 0.35%			Healthcare - Products - 1.11%
Ascent Media Corp (a)	715	18	Affymetrix Inc (a)	3,394	20
Bluegreen Corp (a)	1,351	4	Alphatec Holdings Inc (a)	1,064	5
Carmike Cinemas Inc (a)	431	3	Angiodynamics Inc (a)	1,594	23
Churchill Downs Inc	493	16	Cantel Medical Corp	7,208	120
Cinemark Holdings Inc	3,451	45	CardioNet Inc (a)	33,800	185
Isle of Capri Casinos Inc (a)	27,200	252	Conmed Corp (a)	5,258	98
Pinnacle Entertainment Inc (a)	3,049	29	CryoLife Inc (a)	2,445	13
Scientific Games Corp (a)	1,725	16	Cutera Inc (a)	8,000	74
			Cynosure Inc (a)	887	9

See accompanying notes.

235

Schedule of Investments SmallCap Value Account I June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Housewares (continued)
Exactech Inc (a)	258 $	4	Lifetime Brands Inc (a)	862 $	12
GenMark Diagnostics Inc (a)	7,700	34		$ 32
Greatbatch Inc (a)	12,909	288	Insurance - 6.03%
Hanger Orthopedic Group Inc (a)	1,191	21	Alterra Capital Holdings Ltd	15,425	289
HealthTronics Inc (a)	920	5	American Equity Investment Life Holding Co	70,575	728
ICU Medical Inc (a)	489	16	American Physicians Capital Inc	4,024	124
Invacare Corp	13,868	288	American Physicians Service Group Inc	577	14
Medical Action Industries Inc (a)	1,351	16	American Safety Insurance Holdings Ltd (a)	1,778	28
STERIS Corp	2,787	87	Amerisafe Inc (a)	19,856	348
Symmetry Medical Inc (a)	2,187	23	Amtrust Financial Services Inc	15,881	192
Syneron Medical Ltd (a)	1,438	15	Argo Group International Holdings Ltd	9,169	280
TomoTherapy Inc (a)	2,296	7	Aspen Insurance Holdings Ltd	14,050	348
Wright Medical Group Inc (a)	1,351	23	Assured Guaranty Ltd	20,900	277
Young Innovations Inc	345	10	Baldwin & Lyons Inc	743	16
	$ 1,384		Citizens Inc/TX (a)	3,451	23
Healthcare - Services - 2.56%			CNA Surety Corp (a)	1,094	18
Allied Healthcare International Inc (a)	3,320	8	CNO Financial Group Inc (a)	41,213	204
Amedisys Inc (a)	6,000	264	Delphi Financial Group Inc	31,405	766
American Dental Partners Inc (a)	1,409	17	Donegal Group Inc	1,045	13
AMERIGROUP Corp (a)	2,761	90	EMC Insurance Group Inc	438	10
Amsurg Corp (a)	5,587	100	Employers Holdings Inc	2,252	33
Assisted Living Concepts Inc (a)	591	17	Enstar Group Ltd (a)	373	25
Centene Corp (a)	5,691	122	FBL Financial Group Inc	834	18
Continucare Corp (a)	397	1	First American Financial Corp	6,011	76
Five Star Quality Care Inc (a)	2,991	9	First Mercury Financial Corp	1,351	14
Gentiva Health Services Inc (a)	10,079	272	Flagstone Reinsurance Holdings SA	11,192	122
Healthsouth Corp (a)	4,800	90	FPIC Insurance Group Inc (a)	3,049	78
Healthspring Inc (a)	33,363	518	Greenlight Capital Re Ltd (a)	1,681	42
Healthways Inc (a)	2,099	25	Hallmark Financial Services (a)	4,793	48
Kindred Healthcare Inc (a)	13,369	172	Harleysville Group Inc	792	25
Magellan Health Services Inc (a)	14,542	528	Horace Mann Educators Corp	10,754	165
Medcath Corp (a)	1,927	15	Infinity Property & Casualty Corp	822	38
Molina Healthcare Inc (a)	518	15	Maiden Holdings Ltd	2,978	20
National Healthcare Corp	546	19	Meadowbrook Insurance Group Inc	17,661	152
Nighthawk Radiology Holdings Inc (a)	4,700	12	MGIC Investment Corp (a)	22,629	156
NovaMed Inc (a)	1	—	Montpelier Re Holdings Ltd ADR	26,334	393
Odyssey HealthCare Inc (a)	3,373	90	National Interstate Corp	550	11
Psychiatric Solutions Inc (a)	835	27	National Western Life Insurance Co	136	21
RehabCare Group Inc (a)	4,993	109	Navigators Group Inc/The (a)	2,049	85
Res-Care Inc (a)	15,409	149	NYMAGIC Inc	1,838	35
Select Medical Holdings Corp (a)	3,077	21	Platinum Underwriters Holdings Ltd	22,961	833
Skilled Healthcare Group Inc (a)	10,700	72	PMA Capital Corp (a)	10,721	70
Sun Healthcare Group Inc (a)	2,553	21	PMI Group Inc/The (a)	41,551	120
Triple-S Management Corp (a)	10,434	194	Presidential Life Corp	1,895	17
US Physical Therapy Inc (a)	58	1	Primerica Inc (a)	4,167	90
WellCare Health Plans Inc (a)	10,388	246	ProAssurance Corp (a)	3,355	190
	$ 3,224		Protective Life Corp	8,800	188
Holding Companies - Diversified - 0.03%			Radian Group Inc	38,105	276
Compass Diversified Holdings	1,865	25	RLI Corp	1,121	59
Primoris Services Corp	1,697	11	Safety Insurance Group Inc	776	29
	$ 36		SeaBright Holdings Inc	1,956	18
Home Builders - 0.26%			Selective Insurance Group Inc	12,472	185
Beazer Homes USA Inc (a)	4,545	17	State Auto Financial Corp	1,301	20
Brookfield Homes Corp (a)	3,115	21	Symetra Financial Corp	4,600	55
Meritage Homes Corp (a)	1,599	26	Tower Group Inc	2,343	50
Ryland Group Inc	10,692	169	United Fire & Casualty Co	1,134	22
Standard Pacific Corp (a)	27,874	93	Unitrin Inc	3,700	95
			Universal American Corp/NY (a)	1,956	28
	$ 326
Home Furnishings - 0.31%			Universal Insurance Holdings Inc	1,639	7
Audiovox Corp (a)	1,532	11		$ 7,587
Furniture Brands International Inc (a)	4,084	21	Internet - 0.67%
			1-800-Flowers.com Inc (a)	2,069	4
Hooker Furniture Corp	2,764	29
			BroadSoft Inc (a)	10,100	86
Kimball International Inc	2,876	16
La-Z-Boy Inc (a)	37,362	278	Digital River Inc (a)	1,869	45
Sealy Corp (a)	3,420	9	Earthlink Inc	16,788	134
Select Comfort Corp (a)	776	7	Infospace Inc (a)	2,962	22
Universal Electronics Inc (a)	805	14	Internap Network Services Corp (a)	4,579	19
			Internet Brands Inc (a)	2,099	22
	$ 385
Housewares - 0.03%			Internet Capital Group Inc (a)	2,128	16
Libbey Inc (a)	1,524	20	j2 Global Communications Inc (a)	862	19
			ModusLink Global Solutions Inc (a)	11,340	69

See accompanying notes.

236

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Diversified (continued)
Online Resources Corp (a)	1,668 $	7	Twin Disc Inc	767 $	9
Perficient Inc (a)	691	6		$ 1,313
QuinStreet Inc (a)	1,300	15	Media - 1.34%
RealNetworks Inc (a)	4,487	15	AH Belo Corp (a)	6,097	40
S1 Corp (a)	3,250	19	Courier Corp	908	11
SonicWALL Inc (a)	3,600	42	Crown Media Holdings Inc (a)	2,200	4
SPS Commerce Inc (a)	1,600	19	Dex One Corp (a)	2,847	54
TechTarget Inc (a)	461	3	Dolan Co/The (a)	8,010	89
TeleCommunication Systems Inc (a)	6,831	28	Entercom Communications Corp (a)	10,273	90
TIBCO Software Inc (a)	4,400	53	EW Scripps Co (a)	2,713	20
United Online Inc	31,815	183	Journal Communications Inc (a)	27,124	108
ValueClick Inc (a)	1,697	18	LIN TV Corp (a)	16,902	92
VASCO Data Security International Inc (a)	572	4	LodgeNet Interactive Corp (a)	22,639	84
	$ 848		Media General Inc (a)	1,639	16
Investment Companies - 1.22%			Mediacom Communications Corp (a)	3,768	25
American Capital Ltd (a)	54,779	264	New York Times Co/The (a)	20,100	174
Apollo Investment Corp	11,908	111	Nexstar Broadcasting Group Inc (a)	805	3
Arlington Asset Investment Corp	632	12	Primedia Inc	22,300	65
BlackRock Kelso Capital Corp	8,564	84	Radio One Inc (a)	2,962	4
Fifth Street Finance Corp	5,790	64	Scholastic Corp	17,669	426
Gladstone Capital Corp	4,700	51	Sinclair Broadcast Group Inc (a)	45,830	267
Golub Capital BDC Inc	690	10	World Wrestling Entertainment Inc	7,738	121
Hercules Technology Growth Capital Inc	9,967	92		$ 1,693
Main Street Capital Corp	1,179	18	Metal Fabrication & Hardware - 0.72%
MCG Capital Corp	34,985	169	Ampco-Pittsburgh Corp	719	15
PennantPark Investment Corp	1,928	19	CIRCOR International Inc	3,557	91
Prospect Capital Corp	60,254	581	Haynes International Inc	743	23
Solar Capital Ltd	418	8	Ladish Co Inc (a)	934	21
TICC Capital Corp	6,442	54	Lawson Products Inc/DE	351	6
	$ 1,537		LB Foster Co (a)	633	16
Iron & Steel - 0.09%			Mueller Industries Inc	4,214	104
Metals USA Holdings Corp (a)	6,500	97	North American Galvanizing & Coating Inc (a)	632	5
Universal Stainless & Alloy (a)	619	10	Northwest Pipe Co (a)	862	16
	$ 107		Olympic Steel Inc	5,928	136
Leisure Products & Services - 0.05%			RTI International Metals Inc (a)	1,410	34
Arctic Cat Inc (a)	1,150	10	Worthington Industries Inc	34,894	449
Callaway Golf Co	3,320	20		$ 916
Life Time Fitness Inc (a)	432	14	Mining - 0.71%
Multimedia Games Inc (a)	1,762	8	Brush Engineered Materials Inc (a)	1,049	21
	$ 52		Century Aluminum Co (a)	3,423	30
Lodging - 0.11%			Coeur d'Alene Mines Corp (a)	10,301	163
Boyd Gaming Corp (a)	3,279	28	Compass Minerals International Inc	1,700	119
Gaylord Entertainment Co (a)	2,034	45	Hecla Mining Co (a)	16,845	88
Marcus Corp	1,927	18	Horsehead Holding Corp (a)	2,242	17
Monarch Casino & Resort Inc (a)	604	6	Kaiser Aluminum Corp	792	28
Orient-Express Hotels Ltd (a)	4,666	35	Royal Gold Inc	2,400	115
Red Lion Hotels Corp (a)	1,150	7	Stillwater Mining Co (a)	16,800	195
	$ 139		Thompson Creek Metals Co Inc (a)	6,702	58
			USEC Inc (a)	11,222	54
Machinery - Construction & Mining - 0.02%
Astec Industries Inc (a)	1,064	30		$ 888
			Miscellaneous Manufacturing - 1.69%
Machinery - Diversified - 1.05%			Acuity Brands Inc	6,300	229
Alamo Group Inc	687	15	American Railcar Industries Inc (a)	828	10
Albany International Corp	1,381	22	Ameron International Corp	466	28
Altra Holdings Inc (a)	5,800	75	AO Smith Corp	13,444	648
Applied Industrial Technologies Inc	19,450	492	Barnes Group Inc	15,276	250
Briggs & Stratton Corp	12,580	214	Brink's Co/The	719	14
Cascade Corp	1,189	42	Ceradyne Inc (a)	4,721	101
Chart Industries Inc (a)	7,983	125	CLARCOR Inc	317	11
Cognex Corp	777	14	EnPro Industries Inc (a)	13,148	370
Columbus McKinnon Corp/NY (a)	2,890	40	ESCO Technologies Inc	1,639	42
Gerber Scientific Inc (a)	2,387	13	Federal Signal Corp	3,336	20
Intermec Inc (a)	1,869	19	FreightCar America Inc	632	14
Kadant Inc (a)	863	15	GP Strategies Corp (a)	2,578	19
Manitowoc Co Inc/The	14,500	133	Griffon Corp (a)	10,677	119
NACCO Industries Inc	29	3	Hexcel Corp (a)	920	14
Robbins & Myers Inc	1,668	36	Koppers Holdings Inc	2,500	56
Tecumseh Products Co (a)	1,684	19	Lydall Inc (a)	1,610	12
Tennant Co	800	27	Myers Industries Inc	7,102	57
			Portec Rail Products Inc	500	6
			Standex International Corp	2,933	74

See accompanying notes.

237

Schedule of Investments SmallCap Value Account I June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals - 1.25%
Tredegar Corp	1,410 $	23	Alkermes Inc (a)	3,653 $	46
Trimas Corp (a)	600	7	BioScrip Inc (a)	978	5
	$ 2,124		Cadence Pharmaceuticals Inc (a)	2,200	15
Office Furnishings - 0.11%			Caraco Pharmaceutical Laboratories Ltd (a)	625	3
Knoll Inc	8,000	106	Cypress Bioscience Inc (a)	37,792	87
Steelcase Inc	3,689	29	Hi-Tech Pharmacal Co Inc (a)	7,787	178
	$ 135		Impax Laboratories Inc (a)	632	12
Oil & Gas - 2.60%			Medicis Pharmaceutical Corp	3,681	81
Abraxas Petroleum Corp (a)	4,055	11	Nutraceutical International Corp (a)	4,806	73
ATP Oil & Gas Corp (a)	2,819	30	Par Pharmaceutical Cos Inc (a)	22,957	596
			Pharmasset Inc (a)	1,200	33
Berry Petroleum Co	9,021	232
Bill Barrett Corp (a)	2,905	89	PharMerica Corp (a)	18,250	268
BPZ Resources Inc (a)	3,969	16	Schiff Nutrition International Inc	939	7
Brigham Exploration Co (a)	6,400	98	Vanda Pharmaceuticals Inc (a)	15,900	105
Clayton Williams Energy Inc (a)	100	4	Viropharma Inc (a)	4,775	53
Contango Oil & Gas Co (a)	373	17	XenoPort Inc (a)	1,300	13
CVR Energy Inc (a)	37,676	284		$ 1,575
Energy Partners Ltd (a)	6,653	81	Pipelines - 0.02%
EXCO Resources Inc	18,300	267	Crosstex Energy Inc (a)	3,704	24
Georesources Inc (a)	1,236	17
Goodrich Petroleum Corp (a)	1,294	16	Publicly Traded Investment Fund - 0.04%
Gulfport Energy Corp (a)	53,800	638	Kayne Anderson Energy Development Co	2,926	44
Harvest Natural Resources Inc (a)	3,022	22
Hercules Offshore Inc (a)	5,269	13	Real Estate - 0.06%
Miller Petroleum Inc (a)	1,697	10	Forestar Group Inc (a)	1,836	33
Parker Drilling Co (a)	6,844	27	HFF Inc (a)	661	5
Penn Virginia Corp	2,446	49	Hilltop Holdings Inc (a)	2,040	20
Petroleum Development Corp (a)	1,129	29	Retail Opportunity Investments Corp	2,243	22
Petroquest Energy Inc (a)	43,962	297		$ 80
Pioneer Drilling Co (a)	2,905	16	REITS - 11.84%
Resolute Energy Corp (a)	1,840	23	Acadia Realty Trust	4,384	73
Rex Energy Corp (a)	1,438	15	Agree Realty Corp	767	18
Rosetta Resources Inc (a)	8,995	179	American Campus Communities Inc	6,050	165
Stone Energy Corp (a)	29,699	332	American Capital Agency Corp	7,854	207
Swift Energy Co (a)	8,987	242	Anworth Mortgage Asset Corp	61,357	437
Vaalco Energy Inc (a)	26,900	150	Ashford Hospitality Trust Inc (a)	52,141	382
W&T Offshore Inc	2,071	20	Associated Estates Realty Corp	5,834	76
Warren Resources Inc (a)	5,638	16	BioMed Realty Trust Inc	34,897	561
Western Refining Inc (a)	7,000	35	Brandywine Realty Trust	22,100	238
	$ 3,275		CapLease Inc	15,539	71
Oil & Gas Services - 1.70%			Capstead Mortgage Corp	3,558	39
Allis-Chalmers Energy Inc (a)	3,395	7	CBL & Associates Properties Inc	40,272	501
Boots & Coots Inc (a)	720	2	Cedar Shopping Centers Inc	3,394	20
Cal Dive International Inc (a)	87,054	509	Chatham Lodging Trust (a)	805	14
Complete Production Services Inc (a)	13,018	186	Cogdell Spencer Inc	2,301	16
Global Geophysical Services Inc (a)	6,800	47	Colonial Properties Trust	14,889	216
Global Industries Ltd (a)	21,378	96	Corporate Office Properties Trust SBI MD	5,100	193
Gulf Island Fabrication Inc	1,351	21	Cousins Properties Inc	4,803	32
Helix Energy Solutions Group Inc (a)	6,616	71	DCT Industrial Trust Inc	46,516	210
Hornbeck Offshore Services Inc (a)	1,358	20	Developers Diversified Realty Corp	9,500	94
ION Geophysical Corp (a)	40,200	140	DiamondRock Hospitality Co	26,651	219
Key Energy Services Inc (a)	6,329	58	Douglas Emmett Inc	2,500	35
Lufkin Industries Inc	2,800	109	DuPont Fabros Technology Inc	1,380	34
Matrix Service Co (a)	19,099	178	EastGroup Properties Inc	4,205	150
Natural Gas Services Group Inc (a)	990	15	Education Realty Trust Inc	12,176	73
Newpark Resources Inc (a)	14,115	86	Entertainment Properties Trust	14,101	537
OYO Geospace Corp (a)	29	2	Equity Lifestyle Properties Inc	6,701	323
RPC Inc	3,762	51	Equity One Inc	2,102	33
Superior Well Services Inc (a)	1,208	20	Excel Trust Inc (a)	1,409	17
T-3 Energy Services Inc (a)	3,544	99	Extra Space Storage Inc	11,207	156
Tesco Corp (a)	1,610	20	FelCor Lodging Trust Inc (a)	16,200	81
Tetra Technologies Inc (a)	42,257	384	First Industrial Realty Trust Inc (a)	98,240	473
Willbros Group Inc (a)	2,502	18	First Potomac Realty Trust	10,460	150
	$ 2,139		Franklin Street Properties Corp	4,286	51
Packaging & Containers - 0.78%			Getty Realty Corp	1,093	24
Graham Packaging Co Inc (a)	9,000	108	Gladstone Commercial Corp	764	13
Graphic Packaging Holding Co (a)	6,893	22	Glimcher Realty Trust	30,986	185
Rock-Tenn Co	11,368	564	Government Properties Income Trust	1,323	34
Silgan Holdings Inc	10,067	286	Hatteras Financial Corp	1,865	52
	$ 980		Healthcare Realty Trust Inc	3,854	85
			Hersha Hospitality Trust	35,996	163

See accompanying notes.

238

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Highwoods Properties Inc	6,158 $	171	Gaiam Inc	1,451 $	9
Home Properties Inc	3,240	146	Genesco Inc (a)	4,922	129
HRPT Properties Trust	34,800	216	Group 1 Automotive Inc (a)	1,151	27
Inland Real Estate Corp	13,431	107	Gymboree Corp (a)	2,300	98
Invesco Mortgage Capital Inc	6,780	136	Haverty Furniture Cos Inc	6,898	85
Investors Real Estate Trust	4,027	36	Jo-Ann Stores Inc (a)	8,300	311
iStar Financial Inc (a)	7,134	32	JOS A Bank Clothiers Inc (a)	4,700	254
Kilroy Realty Corp	3,365	100	Kenneth Cole Productions Inc (a)	678	8
LaSalle Hotel Properties	28,339	583	Lithia Motors Inc	16,300	101
Lexington Realty Trust	110,193	662	MarineMax Inc (a)	15,271	106
LTC Properties Inc	10,039	243	McCormick & Schmick's Seafood Restaurants Inc	835	6
Medical Properties Trust Inc	30,031	284	(a)
MFA Mortgage Investments Inc	67,723	501	Men's Wearhouse Inc	3,192	59
Mid-America Apartment Communities Inc	4,220	217	O'Charleys Inc (a)	4,872	25
Mission West Properties Inc	1,598	11	OfficeMax Inc (a)	3,279	43
Monmouth Real Estate Investment Corp	2,367	18	Pantry Inc/The (a)	1,121	16
MPG Office Trust Inc (a)	22,900	67	Papa John's International Inc (a)	354	8
National Health Investors Inc	3,763	145	PC Connection Inc (a)	877	5
National Retail Properties Inc	36,402	781	Penske Automotive Group Inc (a)	1,467	17
Omega Healthcare Investors Inc	27,559	549	PEP Boys-Manny Moe & Jack	3,192	28
One Liberty Properties Inc	805	12	Red Robin Gourmet Burgers Inc (a)	1,064	18
Parkway Properties Inc/Md	22,193	323	Regis Corp	3,350	52
Pebblebrook Hotel Trust (a)	887	17	Rite Aid Corp (a)	27,557	27
Pennsylvania Real Estate Investment Trust	34,362	420	Ruby Tuesday Inc (a)	25,826	220
Post Properties Inc	3,020	69	Rush Enterprises Inc - Class A (a)	4,356	58
PS Business Parks Inc	7,320	408	Ruth's Hospitality Group Inc (a)	5,942	25
Ramco-Gershenson Properties Trust	11,642	117	Saks Inc (a)	29,689	225
Redwood Trust Inc	19,970	292	Sally Beauty Holdings Inc (a)	835	7
Resource Capital Corp	11,800	67	Shoe Carnival Inc (a)	792	16
Saul Centers Inc	2,917	119	Sonic Automotive Inc (a)	26,666	228
Senior Housing Properties Trust	21,600	434	Sport Supply Group Inc	2,704	36
Sovran Self Storage Inc	1,725	59	Stage Stores Inc	10,469	112
Starwood Property Trust Inc	2,560	44	Stein Mart Inc (a)	9,724	61
Strategic Hotels & Resorts Inc (a)	54,766	241	Steinway Musical Instruments Inc (a)	601	11
Sun Communities Inc	6,779	176	Systemax Inc	173	3
Sunstone Hotel Investors Inc (a)	20,771	206	Talbots Inc (a)	834	9
Tanger Factory Outlet Centers	1,064	44	Tuesday Morning Corp (a)	2,667	11
Urstadt Biddle Properties Inc	5,119	83	West Marine Inc (a)	1,276	14
U-Store-It Trust	24,810	185	Wet Seal Inc/The (a)	2,588	10
Walter Investment Management Corp	1,380	23	World Fuel Services Corp	10,038	260
Washington Real Estate Investment Trust	2,820	78		$ 6,203
	$ 14,873		Savings & Loans - 1.49%
Retail - 4.96%			Astoria Financial Corp	5,350	74
99 Cents Only Stores (a)	494	7	B of I Holding Inc (a)	661	9
AFC Enterprises Inc (a)	432	4	BankFinancial Corp	1,929	16
America's Car-Mart Inc (a)	354	8	Beneficial Mutual Bancorp Inc (a)	1,926	19
Barnes & Noble Inc	2,358	30	Berkshire Hills Bancorp Inc	2,100	41
Biglari Holdings Inc (a)	86	25	Brookline Bancorp Inc	24,553	217
Bob Evans Farms Inc	5,020	124	Danvers Bancorp Inc	1,151	17
Bon-Ton Stores Inc/The (a)	5,319	52	Dime Community Bancshares	12,557	155
Books-A-Million Inc	597	4	ESB Financial Corp	816	11
Brown Shoe Co Inc	7,245	110	ESSA Bancorp Inc	1,377	17
Buckle Inc/The	189	6	First Niagara Financial Group Inc	19,946	250
Build-A-Bear Workshop Inc (a)	1,639	11	Flushing Financial Corp	5,487	67
Cabela's Inc (a)	15,272	216	Fox Chase Bancorp Inc (a)	553	5
Casey's General Stores Inc	1,927	67	Heritage Financial Group	144	2
Cash America International Inc	20,709	710	Home Bancorp Inc (a)	790	10
Cato Corp/The	4,600	101	Investors Bancorp Inc (a)	2,215	29
CEC Entertainment Inc (a)	2,700	95	K-Fed Bancorp	373	3
Charming Shoppes Inc (a)	6,431	24	Meridian Interstate Bancorp Inc (a)	880	10
Childrens Place Retail Stores Inc/The (a)	258	11	NASB Financial Inc	324	5
Christopher & Banks Corp	1,495	9	NewAlliance Bancshares Inc	21,030	236
Collective Brands Inc (a)	8,437	134	Northwest Bancshares Inc	17,246	198
Cracker Barrel Old Country Store Inc	173	8	OceanFirst Financial Corp	3,484	42
Dillard's Inc	36,891	793	Provident Financial Services Inc	23,810	278
Domino's Pizza Inc (a)	26,110	295	Provident New York Bancorp	2,387	21
Dress Barn Inc (a)	346	8	Roma Financial Corp	776	8
DSW Inc (a)	10,300	231	United Financial Bancorp Inc	1,582	22
Ezcorp Inc (a)	316	6	WSFS Financial Corp	3,161	114
Finish Line Inc/The	25,157	350		$ 1,876
Fred's Inc	2,387	26

See accompanying notes.

239

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors - 2.42%			Telecommunications (continued)
Actel Corp (a)	863 $	11	Anixter International Inc (a)	863 $	37
Alpha & Omega Semiconductor Ltd (a)	4,131	57	Arris Group Inc (a)	46,155	470
Amkor Technology Inc (a)	11,900	66	Atlantic Tele-Network Inc	58	2
ATMI Inc (a)	1,812	26	Aviat Networks Inc (a)	5,395	20
AXT Inc (a)	1,725	8	Black Box Corp	4,406	123
Cabot Microelectronics Corp (a)	1,122	39	Calix Inc (a)	800	8
Ceva Inc (a)	256	3	Cincinnati Bell Inc (a)	8,573	26
Cohu Inc	1,812	22	Comtech Telecommunications Corp (a)	1,093	33
Cypress Semiconductor Corp (a)	2,800	28	Consolidated Communications Holdings Inc	25,147	427
DSP Group Inc (a)	7,166	46	CPI International Inc (a)	3,784	59
Emulex Corp (a)	4,947	45	EchoStar Holding Corp (a)	7,700	147
Entegris Inc (a)	26,734	106	EMS Technologies Inc (a)	1,380	21
Fairchild Semiconductor International Inc (a)	24,900	210	Extreme Networks (a)	6,156	16
Formfactor Inc (a)	2,675	29	General Communication Inc (a)	2,819	21
GSI Technology Inc (a)	518	3	Global Crossing Ltd (a)	1,121	12
Integrated Device Technology Inc (a)	3,825	19	Globecomm Systems Inc (a)	1,873	16
Integrated Silicon Solution Inc (a)	29,200	220	Harmonic Inc (a)	4,688	26
IXYS Corp (a)	5,734	50	Hughes Communications Inc (a)	316	8
Kopin Corp (a)	3,912	13	IDT Corp - Class B (a)	1,323	17
Lattice Semiconductor Corp (a)	21,000	91	InterDigital Inc (a)	10,300	254
MaxLinear Inc (a)	2,500	35	Iridium Communications Inc (a)	2,013	20
Microsemi Corp (a)	3,135	46	Knology Inc (a)	258	3
MKS Instruments Inc (a)	16,784	314	Meru Networks Inc (a)	5,400	64
Omnivision Technologies Inc (a)	748	16	Neutral Tandem Inc (a)	6,000	67
Pericom Semiconductor Corp (a)	2,286	22	Novatel Wireless Inc (a)	2,646	15
Photronics Inc (a)	25,700	117	Oplink Communications Inc (a)	7,008	100
PMC - Sierra Inc (a)	17,400	131	PAETEC Holding Corp (a)	3,768	13
Richardson Electronics Ltd/United States	978	9	Plantronics Inc	14,100	404
Semtech Corp (a)	3,900	64	Polycom Inc (a)	1,100	33
Sigma Designs Inc (a)	35,902	359	Powerwave Technologies Inc (a)	11,949	18
Skyworks Solutions Inc (a)	30,100	505	Premiere Global Services Inc (a)	37,139	236
Standard Microsystems Corp (a)	946	22	RF Micro Devices Inc (a)	7,100	28
Tessera Technologies Inc (a)	1,294	21	Sonus Networks Inc (a)	3,452	9
TriQuint Semiconductor Inc (a)	25,300	155	Sycamore Networks Inc	991	16
Ultratech Inc (a)	431	7	Symmetricom Inc (a)	7,943	40
Veeco Instruments Inc (a)	3,100	106	Syniverse Holdings Inc (a)	3,200	65
Zoran Corp (a)	2,819	27	Tekelec (a)	9,724	129
	$ 3,048		Tessco Technologies Inc	201	3
Software - 1.97%			USA Mobility Inc	891	11
Aspen Technology Inc (a)	12,500	136	Viasat Inc (a)	1,121	37
Avid Technology Inc (a)	1,553	20		$ 3,103
CDC Corp (a)	9,291	19	Textiles - 0.12%
CSG Systems International Inc (a)	15,959	293	G&K Services Inc	1,104	23
Deltek Inc (a)	69	1	Unifirst Corp/MA	2,962	130
Digi International Inc (a)	1,984	16		$ 153
Double-Take Software Inc (a)	1,984	21	Toys, Games & Hobbies - 0.33%
DynaVox Inc (a)	4,300	69	Jakks Pacific Inc (a)	22,726	327
Epicor Software Corp (a)	1,784	14	Leapfrog Enterprises Inc (a)	518	2
EPIQ Systems Inc	1,927	25	RC2 Corp (a)	5,276	85
Fair Isaac Corp	2,840	62		$ 414
JDA Software Group Inc (a)	30,041	661
			Transportation - 1.96%
Mantech International Corp (a)	1,473	63	Air Transport Services Group Inc (a)	24,336	116
Omnicell Inc (a)	7,700	90
			Arkansas Best Corp	1,294	27
Progress Software Corp (a)	3,200	96	Atlas Air Worldwide Holdings Inc (a)	10,182	484
Quest Software Inc (a)	4,018	72	Bristow Group Inc (a)	2,272	67
Schawk Inc	144	2	DHT Holdings Inc	9,896	38
Seachange International Inc (a)	1,360	11	Dynamex Inc (a)	272	3
Smith Micro Software Inc (a)	600	6	Eagle Bulk Shipping Inc (a)	3,336	14
SS&C Technologies Holdings Inc (a)	1,400	22	Excel Maritime Carriers Ltd (a)	35,568	182
SYNNEX Corp (a)	8,780	225	Genco Shipping & Trading Ltd (a)	1,516	23
Take-Two Interactive Software Inc (a)	27,903	251
			General Maritime Corp	2,868	17
THQ Inc (a)	3,998	17
			Golar LNG Ltd	2,157	21
VeriFone Systems Inc (a)	15,200	288	Gulfmark Offshore Inc (a)	14,367	378
	$ 2,480		Heartland Express Inc	6,000	87
Storage & Warehousing - 0.03%			Horizon Lines Inc	33,631	143
Mobile Mini Inc (a)	1,956	32	Knight Transportation Inc	1,200	24
			Knightsbridge Tankers Ltd	5,621	99
Telecommunications - 2.46%			Marten Transport Ltd (a)	3,900	81
ADC Telecommunications Inc (a)	1,324	10	Nordic American Tanker Shipping Ltd	4,402	123
ADPT Corp (a)	7,267	21	Overseas Shipholding Group Inc	1,380	51
Anaren Inc (a)	1,236	18	Pacer International Inc (a)	14,900	104

See accompanying notes.

240

Schedule of Investments SmallCap Value Account I June 30, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Sector	Percent
COMMON STOCKS (continued)	Shares Held Value (000's)
			Financial	37.46%
Transportation (continued)
PHI Inc (a)	1,236 $	17	Consumer, Non-cyclical	13.37%
			Industrial	12.16%
Ship Finance International Ltd	12,219	218
TBS International PLC (a)	10,800	66	Consumer, Cyclical	10.75%
			Utilities	5.91%
Teekay Tankers Ltd	1,438	16
Universal Truckload Services Inc (a)	546	8	Technology	5.58%
			Communications	4.48%
Werner Enterprises Inc	1,957	43
			Energy	4.43%
		$ 2,450	Basic Materials	4.30%
Trucking & Leasing - 0.15%			Exchange Traded Funds	0.04%
Aircastle Ltd	15,235	119	Diversified	0.03%
Amerco Inc (a)	523	29
Greenbrier Cos Inc (a)	1,783	20	Other Assets in Excess of Liabilities, Net	1.49%
			TOTAL NET ASSETS	100.00%
TAL International Group Inc	839	19
		$ 187
			Other Assets Summary (unaudited)
Water - 0.21%
American States Water Co	2,835	94	Asset Type	Percent
California Water Service Group	3,464	124	Futures	4.55%
Pico Holdings Inc (a)	1,208	36
SJW Corp	650	15
		$ 269
TOTAL COMMON STOCKS		$ 119,164
	Maturity
	Amount
REPURCHASE AGREEMENTS - 3.71%	(000's)	Value (000's)
Banks - 3.71%
Investment in Joint Trading Account; Bank of	$ 1,796	$ 1,796
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $1,832,276; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	753	752
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $767,673; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	444	444
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $452,637; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	1,676	1,676
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $1,709,159; 0.00%
- 2.50%; dated 07/12/10 - 04/29/14)
		$ 4,668
TOTAL REPURCHASE AGREEMENTS		$ 4,668
Total Investments		$ 123,832
Other Assets in Excess of Liabilities, Net -
1.49%		$ 1,867
TOTAL NET ASSETS - 100.00%		$ 125,699

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 13,039
Unrealized Depreciation	(19,082)
Net Unrealized Appreciation (Depreciation)	$ (6,043)
Cost for federal income tax purposes	$ 129,875
All dollar amounts are shown in thousands (000's)

See accompanying notes.

241

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	94 $	5,838	$ 5,713	$ (125)
					$ (125)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

242

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Asset Allocation Account
Class 1 shares
Net Asset Value, Beginning of Period	$11.58	$10.05	$14.87	$14.11	$12.78	$12.28
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.09	0.20	0.23	0.28	0.25	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	1.64	(3.60)	1.34	1.35	0.51
Total From Investment Operations	(0.47)	1.84	(3.37)	1.62	1.60	0.70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.31)	(0.39)	(0.21)	(0.10)	(0.20)
Distributions from Realized Gains	–	–	(1.06)	(0.65)	(0.17)	–
Total Dividends and Distributions	(0.28)	(0.31)	(1.45)	(0.86)	(0.27)	(0.20)
Net Asset Value, End of Period	$10.83	$11.58	$10.05	$14.87	$14.11	$12.78

Total Return(c)	(4.10)%(d)	18.81%	(24.84)%	11.78%	12.77%	5.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$59,663	$66,556	$63,068	$103,281	$102,381	$100,637
Ratio of Expenses to Average Net Assets	0.87%(e)	0.87%	0.86%	0.82%	0.83%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.65%(e)	1.89%	1.79%	1.96%	1.93%	1.53%
Portfolio Turnover Rate	195.4%(e)	189.2%	243.1%	125.3%	85.8%	83.5%

	2010(a)	2009	2008	2007	2006	2005
Balanced Account
Class 1 shares
Net Asset Value, Beginning of Period	$12.33	$10.71	$16.68	$16.24	$14.93	$14.34
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.15	0.32	0.43	0.43	0.37	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)	1.85	(5.27)	0.45	1.30	0.64
Total From Investment Operations	(0.22)	2.17	(4.84)	0.88	1.67	0.95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)	(0.55)	(0.52)	(0.44)	(0.36)	(0.36)
Distributions from Realized Gains	–	–	(0.61)	–	–	–
Total Dividends and Distributions	(0.35)	(0.55)	(1.13)	(0.44)	(0.36)	(0.36)
Net Asset Value, End of Period	$11.76	$12.33	$10.71	$16.68	$16.24	$14.93

Total Return(c)	(1.89)%(d)	21.16%	(30.92)%	5.38%	11.44%	6.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$53,142	$58,147	$56,799	$105,283	$112,208	$116,927
Ratio of Expenses to Average Net Assets	0.66%(e)	0.68%	0.66%	0.63%	0.63%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.37%(e)	2.91%	3.05%	2.60%	2.44%	2.19%
Portfolio Turnover Rate	233.9%(e)	237.4%	203.1%	160.7%	165.6%	115.3%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

243

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Bond & Mortgage Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.04	$9.35	$11.96	$12.09	$12.04	$12.31
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.24	0.51	0.61	0.67	0.58	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.48	1.34	(2.55)	(0.27)	(0.04)	(0.20)
Total From Investment Operations	0.72	1.85	(1.94)	0.40	0.54	0.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(1.16)	(0.67)	(0.53)	(0.49)	(0.57)
Total Dividends and Distributions	(0.13)	(1.16)	(0.67)	(0.53)	(0.49)	(0.57)
Net Asset Value, End of Period	$10.63	$10.04	$9.35	$11.96	$12.09	$12.04

Total Return(c)	7.18%(d)	20.91%	(17.06)%	3.41%	4.65%	2.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$332,793	$333,964	$330,330	$473,797	$414,833	$338,044
Ratio of Expenses to Average Net Assets	0.45%(e)	0.45%	0.42%	0.42%	0.52%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	N/A	0.44%	N/A
Ratio of Net Investment Income to Average Net Assets	4.66%(e)	5.27%	5.66%	5.61%	4.97%	4.21%
Portfolio Turnover Rate	338.5%(e)	432.6%	305.9%	256.8%	271.8%	176.2%

	2010(a)	2009(f)
Diversified Balanced Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.00	$10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.01	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)	–
Total From Investment Operations	(0.13)	–
Net Asset Value, End of Period	$9.87	$10.00

Total Return(c)	(1.30)%(d)	0.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$66,032	$10
Ratio of Expenses to Average Net Assets	0.31%(e)	0.31%(e)
Ratio of Gross Expenses to Average Net Assets	0.34%(e),(g)	107.09%(e),(g)
Ratio of Net Investment Income to Average Net Assets	0.11%(e)	(0.31)%(e)
Portfolio Turnover Rate	49.1%(e)	0.0%(e)

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from December 30, 2009, date operations commenced, through December 31, 2009.
(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

244

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009(b)
Diversified Growth Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.00	$10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0.01	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.33)	–
Total From Investment Operations	(0.32)	–
Net Asset Value, End of Period	$9.68	$10.00

Total Return(d)	(3.20)%(e)	0.00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$118,522	$10
Ratio of Expenses to Average Net Assets	0.31%(f)	0.31%(f)
Ratio of Gross Expenses to Average Net Assets	0.32%(f),(g)	181.70%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0.26%(f)	(0.31)%(f)
Portfolio Turnover Rate	17.7%(f)	0.0%(f)

(a)	Six months ended June 30, 2010.
(b)	Period from December 30, 2009, date operations commenced, through December 31, 2009.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

245

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Diversified International Account
Class 1 shares
Net Asset Value, Beginning of Period	$11.24	$9.25	$21.67	$20.64	$16.83	$13.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.12	0.18	0.31	0.30	0.25	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(1.44)	2.28	(8.44)	2.96	4.31	3.05
Total From Investment Operations	(1.32)	2.46	(8.13)	3.26	4.56	3.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.47)	(0.30)	(0.21)	(0.23)	(0.15)
Distributions from Realized Gains	–	–	(3.99)	(2.02)	(0.52)	–
Total Dividends and Distributions	(0.01)	(0.47)	(4.29)	(2.23)	(0.75)	(0.15)
Net Asset Value, End of Period	$9.91	$11.24	$9.25	$21.67	$20.64	$16.83

Total Return(c)	(11.74)%(d)	27.30%	(46.22)%	16.09%	27.96%	23.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$348,377	$364,176	$286,421	$576,345	$409,020	$293,647
Ratio of Expenses to Average Net Assets	0.89%(e)	0.91%	0.92%(f)	0.90%(f)	0.91%	0.97%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.97%(g)
Ratio of Net Investment Income to Average Net Assets	2.28%(e)	1.85%	2.07%	1.41%	1.34%	1.27%
Portfolio Turnover Rate	112.9%(e)	105.5%	100.4%	113.8%(h)	107.0%	121.2%

	2010(a)	2009	2008	2007(i)
Diversified International Account
Class 2 shares
Net Asset Value, Beginning of Period	$11.32	$9.27	$21.71	$20.27
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.11	0.15	0.31	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(1.45)	2.29	(8.51)	3.38
Total From Investment Operations	(1.34)	2.44	(8.20)	3.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.39)	(0.25)	(0.15)
Distributions from Realized Gains	–	–	(3.99)	(2.02)
Total Dividends and Distributions	(0.01)	(0.39)	(4.24)	(2.17)
Net Asset Value, End of Period	$9.97	$11.32	$9.27	$21.71

Total Return(c)	(11.85)%(d)	26.84%	(46.37)%	18.09%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,008	$2,427	$2,338	$8,072
Ratio of Expenses to Average Net Assets	1.14%(e)	1.16%	1.17%(f)	1.15%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1.95%(e)	1.59%	1.91%	1.09%(e)
Portfolio Turnover Rate	112.9%(e)	105.5%	100.4%	113.8%(e),(h)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Expense ratio without reimbursement from custodian.

(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.

(i) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

246

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Equity Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$13.15	$11.60	$19.32	$19.39	$17.64	$16.26
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.21	0.39	0.44	0.40	0.32	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	1.84	(6.53)	0.66	2.71	1.26
Total From Investment Operations	(0.42)	2.23	(6.09)	1.06	3.03	1.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.68)	(0.41)	(0.20)	(0.33)	(0.28)
Distributions from Realized Gains	–	–	(1.22)	(0.93)	(0.95)	–
Total Dividends and Distributions	(0.10)	(0.68)	(1.63)	(1.13)	(1.28)	(0.28)
Net Asset Value, End of Period	$12.63	$13.15	$11.60	$19.32	$19.39	$17.64

Total Return(c)	(3.22)%(d)	20.00%	(33.94)%	5.24%	18.17%	10.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$417,448	$392,951	$304,321	$513,914	$296,113	$237,482
Ratio of Expenses to Average Net Assets	0.52%(e)	0.54%	0.51%(f)	0.49%(f)	0.66%	0.66%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.66%(g)	0.66%(g)
Ratio of Net Investment Income to Average Net Assets	3.20%(e)	3.33%	2.86%	2.01%	1.74%	2.40%
Portfolio Turnover Rate	24.5%(e)	44.0%	86.8%	84.0%(h)	87.0%	46.0%

	2010(a)	2009	2008	2007	2006	2005
Equity Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$13.10	$11.50	$19.17	$19.24	$17.53	$16.18
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.19	0.35	0.40	0.34	0.27	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	1.85	(6.49)	0.67	2.69	1.24
Total From Investment Operations	(0.44)	2.20	(6.09)	1.01	2.96	1.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.60)	(0.36)	(0.15)	(0.30)	(0.25)
Distributions from Realized Gains	–	–	(1.22)	(0.93)	(0.95)	–
Total Dividends and Distributions	(0.10)	(0.60)	(1.58)	(1.08)	(1.25)	(0.25)
Net Asset Value, End of Period	$12.56	$13.10	$11.50	$19.17	$19.24	$17.53

Total Return(c)	(3.40)%(d)	19.76%	(34.12)%	5.00%	17.86%	9.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,862	$30,836	$34,738	$76,666	$70,163	$41,976
Ratio of Expenses to Average Net Assets	0.77%(e)	0.79%	0.76%(f)	0.74%(f)	0.91%	0.91%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.91%(g)	0.91%(g)
Ratio of Net Investment Income to Average Net Assets	2.92%(e)	3.08%	2.57%	1.74%	1.49%	2.15%
Portfolio Turnover Rate	24.5%(e)	44.0%	86.8%	84.0%(h)	87.0%	46.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Expense ratio without reimbursement from custodian.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.

See accompanying notes.

247

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Government & High Quality Bond Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.50	$10.64	$11.36	$11.36	$11.36	$11.64
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.19	0.42	0.53	0.55	0.50	0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.38	0.11	(0.70)	(0.02)	(0.04)	(0.21)
Total From Investment Operations	0.57	0.53	(0.17)	0.53	0.46	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.67)	(0.55)	(0.53)	(0.46)	(0.51)
Total Dividends and Distributions	–	(0.67)	(0.55)	(0.53)	(0.46)	(0.51)
Net Asset Value, End of Period	$11.07	$10.50	$10.64	$11.36	$11.36	$11.36

Total Return(c)	5.43%(d)	5.29%	(1.63)%	4.90%	4.23%	2.01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$245,865	$245,971	$271,429	$314,515	$305,203	$316,047
Ratio of Expenses to Average Net Assets	0.47%(e)	0.47%	0.45%	0.45%	0.56%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	N/A	0.46%	N/A
Ratio of Net Investment Income to Average Net Assets	3.62%(e)	4.05%	4.83%	4.85%	4.54%	3.88%
Portfolio Turnover Rate	110.0%(e)	120.7%	240.4%	243.8%	246.9%	262.1%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

248

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.97	$9.36	$10.46	$10.55	$10.69	$11.08
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.30	0.62	0.59	0.60	0.61	0.60
Net Realized and Unrealized Gain (Loss) on Investments	0.22	1.03	(0.93)	0.01	(0.13)	(0.34)
Total From Investment Operations	0.52	1.65	(0.34)	0.61	0.48	0.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(1.03)	(0.75)	(0.68)	(0.61)	(0.65)
Distributions from Realized Gains	–	(0.01)	(0.01)	(0.02)	(0.01)	–
Total Dividends and Distributions	(0.12)	(1.04)	(0.76)	(0.70)	(0.62)	(0.65)
Net Asset Value, End of Period	$10.37	$9.97	$9.36	$10.46	$10.55	$10.69

Total Return(c)	5.20%(d)	18.37%	(3.47)%	5.90%	4.90%	2.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$205,447	$196,424	$120,854	$170,478	$182,728	$185,140
Ratio of Expenses to Average Net Assets	0.50%(e)	0.51%	0.51%(f)	0.50%(f)	0.54%	0.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.54%(g)	0.54%(g)
Ratio of Net Investment Income to Average Net Assets	6.01%(e)	6.33%	5.93%	5.76%	5.79%	5.50%
Portfolio Turnover Rate	20.1%(e)	23.6%	13.9%	9.1%	24.0%	13.0%

	2010(a)	2009	2008	2007	2006	2005
Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$9.95	$9.30	$10.40	$10.49	$10.62	$11.01
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.29	0.59	0.56	0.59	0.58	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.20	1.04	(0.92)	(0.01)	(0.12)	(0.34)
Total From Investment Operations	0.49	1.63	(0.36)	0.58	0.46	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.97)	(0.73)	(0.65)	(0.58)	(0.62)
Distributions from Realized Gains	–	(0.01)	(0.01)	(0.02)	(0.01)	–
Total Dividends and Distributions	(0.11)	(0.98)	(0.74)	(0.67)	(0.59)	(0.62)
Net Asset Value, End of Period	$10.33	$9.95	$9.30	$10.40	$10.49	$10.62

Total Return(c)	4.99%(d)	18.17%	(3.75)%	5.77%	4.59%	2.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,495	$6,260	$7,912	$13,390	$16,474	$20,374
Ratio of Expenses to Average Net Assets	0.75%(e)	0.76%	0.76%(f)	0.75%(f)	0.79%	0.79%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.79%(g)	0.79%(g)
Ratio of Net Investment Income to Average Net Assets	5.76%(e)	6.11%	5.66%	5.68%	5.54%	5.25%
Portfolio Turnover Rate	20.1%(e)	23.6%	13.9%	9.1%	24.0%	13.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

249

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
International Emerging Markets Account
Class 1 shares
Net Asset Value, Beginning of Period	$14.86	$8.95	$27.61	$21.42	$16.02	$14.78
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.06	0.14	0.21	0.25	0.19	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(1.25)	5.97	(11.50)	8.26	5.80	4.46
Total From Investment Operations	(1.19)	6.11	(11.29)	8.51	5.99	4.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	(0.20)	(0.23)	(0.24)	–	(0.17)
Distributions from Realized Gains	–	–	(7.14)	(2.08)	(0.59)	(3.27)
Total Dividends and Distributions	(0.02)	(0.20)	(7.37)	(2.32)	(0.59)	(3.44)
Net Asset Value, End of Period	$13.65	$14.86	$8.95	$27.61	$21.42	$16.02

Total Return(c)	(7.98)%(d)	68.65%	(54.86)%	42.11%	38.32%	34.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$149,506	$170,508	$96,371	$226,564	$121,211	$71,639
Ratio of Expenses to Average Net Assets	1.37%(e)	1.35%	1.45%	1.41%	1.44%	1.60%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	–	–	1.60%(g)
Ratio of Net Investment Income to Average Net Assets	0.90%(e)	1.19%	1.23%	1.02%	1.04%	1.45%
Portfolio Turnover Rate	83.3%(e)	128.5%	133.3%	137.7%	127.0%	169.6%

	2010(a)	2009	2008	2007	2006	2005
International SmallCap Account
Class 1 shares
Net Asset Value, Beginning of Period	$11.88	$9.13	$22.42	$24.75	$22.50	$17.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.09	0.14	0.24	0.28	0.16	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.83)	2.88	(9.64)	2.34	5.88	4.96
Total From Investment Operations	(0.74)	3.02	(9.40)	2.62	6.04	5.08
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.27)	(0.36)	(0.40)	(0.13)	(0.11)
Distributions from Realized Gains	–	–	(3.53)	(4.55)	(3.66)	(0.19)
Total Dividends and Distributions	–	(0.27)	(3.89)	(4.95)	(3.79)	(0.30)
Net Asset Value, End of Period	$11.14	$11.88	$9.13	$22.42	$24.75	$22.50

Total Return(c)	(6.23)%(d)	33.74%	(50.29)%	9.23%	30.38%	29.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$90,553	$101,980	$85,063	$198,887	$183,123	$143,454
Ratio of Expenses to Average Net Assets	1.16%(e),(h)	1.31%(h)	1.34%	1.26%	1.27%	1.33%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.33%(g)
Ratio of Net Investment Income to Average Net Assets	1.52%(e)	1.39%	1.51%	1.14%	0.71%	0.63%
Portfolio Turnover Rate	263.6%(e)	124.6%	122.9%	120.6%	143.3%	132.3%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Expense ratio without reimbursement from custodian.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

250

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LargeCap Blend Account II
Class 1 shares
Net Asset Value, Beginning of Period	$6.21	$4.88	$12.59	$12.46	$11.19	$10.73
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.03	0.08	0.10	0.12	0.13	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)	1.35	(3.07)	0.55	1.56	0.40
Total From Investment Operations	(0.46)	1.43	(2.97)	0.67	1.69	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.10)	(0.15)	(0.09)	(0.08)	–
Distributions from Realized Gains	–	–	(4.59)	(0.45)	(0.34)	(0.04)
Total Dividends and Distributions	(0.09)	(0.10)	(4.74)	(0.54)	(0.42)	(0.04)
Net Asset Value, End of Period	$5.66	$6.21	$4.88	$12.59	$12.46	$11.19

Total Return(c)	(7.53)%(d)	29.67%	(36.41)%	5.21%	15.72%	4.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$161,287	$183,485	$159,837	$271,426	$202,369	$135,072
Ratio of Expenses to Average Net Assets	0.75%(e),(f)	0.75%(f)	0.77%(f)	0.74%(f)	0.76%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.11%(e)	1.51%	1.30%	0.96%	1.09%	0.96%
Portfolio Turnover Rate	35.0%(e)	79.0%	62.7%	80.0%(g)	50.7%	44.1%

	2010(a)	2009	2008	2007(h)
LargeCap Blend Account II
Class 2 shares
Net Asset Value, Beginning of Period	$6.24	$4.89	$12.59	$12.42
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.03	0.07	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	1.35	(3.07)	0.59
Total From Investment Operations	(0.48)	1.42	(2.99)	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.07)	(0.12)	(0.06)
Distributions from Realized Gains	–	–	(4.59)	(0.45)
Total Dividends and Distributions	(0.07)	(0.07)	(4.71)	(0.51)
Net Asset Value, End of Period	$5.69	$6.24	$4.89	$12.59

Total Return(c)	(7.73)%(d)	29.28%	(36.50)%	5.28%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$741	$832	$875	$2,727
Ratio of Expenses to Average Net Assets	1.00%(e),(f)	1.00%(f)	1.02%(f)	0.99%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.86%(e)	1.27%	1.00%	0.69%(e)
Portfolio Turnover Rate	35.0%(e)	79.0%	62.7%	80.0%(e),(g)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.

(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

251

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LargeCap Growth Account
Class 1 shares
Net Asset Value, Beginning of Period	$12.78	$10.14	$17.92	$14.57	$13.29	$11.94
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0.07	0.05	0.09	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.85)	2.72	(7.78)	3.33	1.23	1.40
Total From Investment Operations	(0.85)	2.72	(7.71)	3.38	1.32	1.43
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.08)	(0.07)	(0.03)	(0.04)	(0.08)
Total Dividends and Distributions	–	(0.08)	(0.07)	(0.03)	(0.04)	(0.08)
Net Asset Value, End of Period	$11.93	$12.78	$10.14	$17.92	$14.57	$13.29

Total Return(c)	(6.65)%(d)	27.01%	(43.16)%	23.20%	9.92%	12.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$171,693	$241,670	$173,642	$395,726	$128,867	$124,254
Ratio of Expenses to Average Net Assets	0.68%(e)	0.69%	0.69%(f)	0.68%(f)	0.61%	0.62%
Ratio of Net Investment Income to Average Net Assets	(0.04)%(e)	0.01%	0.50%	0.34%	0.63%	0.26%
Portfolio Turnover Rate	48.4%(e)	89.5%	87.6%	105.4%(g)	99.3%	78.3%

	2010(a)	2009	2008	2007(h)
LargeCap Growth Account
Class 2 shares
Net Asset Value, Beginning of Period	$12.80	$10.13	$17.90	$14.63
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0.02)	(0.03)	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.85)	2.74	(7.78)	3.26
Total From Investment Operations	(0.87)	2.71	(7.74)	3.27
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.04)	(0.03)	–
Total Dividends and Distributions	–	(0.04)	(0.03)	–
Net Asset Value, End of Period	$11.93	$12.80	$10.13	$17.90

Total Return(c)	(6.80)%(d)	26.80%	(43.30)%	22.35%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$542	$635	$538	$1,372
Ratio of Expenses to Average Net Assets	0.93%(e)	0.94%	0.94%(f)	0.93%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.28)%(e)	(0.24)%	0.24%	0.09%(e)
Portfolio Turnover Rate	48.4%(e)	89.5%	87.6%	105.4%(e),(g)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.

(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

252

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LargeCap Growth Account I
Class 1 shares
Net Asset Value, Beginning of Period	$17.89	$11.72	$19.76	$18.30	$17.23	$16.02
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.01	0.02	–	0.03	0.10	–
Net Realized and Unrealized Gain (Loss) on Investments	(1.17)	6.16	(8.01)	1.53	0.97	1.21
Total From Investment Operations	(1.16)	6.18	(8.01)	1.56	1.07	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.01)	(0.03)	(0.10)	–	–
Total Dividends and Distributions	(0.01)	(0.01)	(0.03)	(0.10)	–	–
Net Asset Value, End of Period	$16.72	$17.89	$11.72	$19.76	$18.30	$17.23

Total Return(c)	(6.49)%(d)	52.71%	(40.60)%	8.52%	6.21%	7.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$208,118	$221,953	$157,138	$301,223	$270,071	$274,192
Ratio of Expenses to Average Net Assets	0.76%(e),(f)	0.78%(f)	0.77%	0.75%	0.76%	0.77%
Ratio of Net Investment Income to Average Net Assets	0.06%(e)	0.11%	(0.01)%	0.14%	0.60%	0.00%
Portfolio Turnover Rate	68.0%(e)	87.8%	58.1%	56.5%	52.1%	51.6%

	2010(a)	2009	2008	2007	2006	2005
LargeCap S&P 500 Index Account
Class 1 shares
Net Asset Value, Beginning of Period	$7.88	$6.52	$10.83	$10.44	$9.16	$8.77
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.07	0.14	0.18	0.19	0.16	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)	1.53	(4.05)	0.35	1.25	0.26
Total From Investment Operations	(0.53)	1.67	(3.87)	0.54	1.41	0.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.31)	(0.22)	(0.15)	(0.13)	–
Distributions from Realized Gains	–	–	(0.22)	–	–	–
Total Dividends and Distributions	(0.03)	(0.31)	(0.44)	(0.15)	(0.13)	–
Net Asset Value, End of Period	$7.32	$7.88	$6.52	$10.83	$10.44	$9.16

Total Return(c)	(6.80)%(d)	26.31%	(37.10)%	5.15%	15.57%	4.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$184,940	$116,266	$97,677	$195,489	$221,327	$179,143
Ratio of Expenses to Average Net Assets	0.26%(e)	0.27%	0.27%	0.26%	0.26%	0.38%
Ratio of Gross Expenses to Average Net Assets(g)	–	–	–	–	–	0.38%
Ratio of Net Investment Income to Average Net Assets	1.68%(e)	2.05%	2.02%	1.73%	1.68%	1.52%
Portfolio Turnover Rate	28.1%(e)	15.9%	13.8%	12.7%	12.5%	13.1%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

253

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LargeCap Value Account
Class 1 shares
Net Asset Value, Beginning of Period	$21.34	$19.29	$34.70	$37.34	$34.59	$32.39
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.16	0.42	0.59	0.63	0.59	0.54
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)	2.60	(11.32)	(0.46)	5.74	1.66
Total From Investment Operations	(1.52)	3.02	(10.73)	0.17	6.33	2.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.97)	(0.68)	(0.61)	(0.57)	–
Distributions from Realized Gains	–	–	(4.00)	(2.20)	(3.01)	–
Total Dividends and Distributions	(0.10)	(0.97)	(4.68)	(2.81)	(3.58)	–
Net Asset Value, End of Period	$19.72	$21.34	$19.29	$34.70	$37.34	$34.59

Total Return(c)	(7.15)%(d)	16.30%	(35.16)%	(0.10)%	19.95%	6.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$142,325	$154,829	$145,811	$270,351	$292,503	$258,490
Ratio of Expenses to Average Net Assets	0.61%(e)	0.61%	0.61%	0.60%	0.60%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.44%(e)	2.21%	2.18%	1.70%	1.73%	1.62%
Portfolio Turnover Rate	291.4%(e)	144.8%	133.5%	107.5%	85.9%	120.9%

	2010(a)	2009	2008	2007	2006	2005
LargeCap Value Account III
Class 1 shares
Net Asset Value, Beginning of Period	$8.66	$7.49	$13.47	$14.65	$12.45	$11.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.06	0.14	0.23	0.28	0.23	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	1.31	(5.47)	(0.75)	2.38	0.46
Total From Investment Operations	(0.63)	1.45	(5.24)	(0.47)	2.61	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.28)	(0.25)	(0.19)	(0.15)	–
Distributions from Realized Gains	–	–	(0.49)	(0.52)	(0.26)	(0.07)
Total Dividends and Distributions	(0.03)	(0.28)	(0.74)	(0.71)	(0.41)	(0.07)
Net Asset Value, End of Period	$8.00	$8.66	$7.49	$13.47	$14.65	$12.45

Total Return(c)	(7.29)%(d)	19.80%	(40.78)%	(3.71)%	21.55%	5.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$249,847	$227,530	$185,807	$221,684	$200,745	$122,221
Ratio of Expenses to Average Net Assets	0.74%(e),(f)	0.75%(f)	0.76%	0.75%	0.76%	0.77%
Ratio of Net Investment Income to Average Net Assets	1.30%(e)	1.92%	2.28%	1.94%	1.77%	1.52%
Portfolio Turnover Rate	79.0%(e)	95.8%	56.5%	21.0%	21.5%	19.7%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

254

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
MidCap Blend Account
Class 1 shares
Net Asset Value, Beginning of Period	$31.25	$24.93	$42.05	$42.26	$42.54	$39.63
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.08	0.21	0.18	0.21	0.27	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.52	7.83	(12.82)	3.96	5.11	3.12
Total From Investment Operations	0.60	8.04	(12.64)	4.17	5.38	3.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.37)	(0.24)	(0.23)	(0.28)	(0.46)	–
Distributions from Realized Gains	–	(1.48)	(4.25)	(4.10)	(5.20)	(0.66)
Total Dividends and Distributions	(0.37)	(1.72)	(4.48)	(4.38)	(5.66)	(0.66)
Net Asset Value, End of Period	$31.48	$31.25	$24.93	$42.05	$42.26	$42.54

Total Return(c)	1.86%(d)	33.76%	(33.92)%	9.45%	14.23%	9.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$347,925	$379,151	$269,185	$472,587	$457,649	$420,812
Ratio of Expenses to Average Net Assets	0.58%(e)	0.61%	0.58%	0.56%	0.57%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.47%(e)	0.79%	0.50%	0.49%	0.68%	1.13%
Portfolio Turnover Rate	21.1%(e)	25.4%	19.6%	28.0%	40.8%	49.9%

	2010(a)	2009(f)
MidCap Blend Account
Class 2 shares
Net Asset Value, Beginning of Period	$31.23	$28.70
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.04	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.51	2.39
Total From Investment Operations	0.55	2.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)	–
Total Dividends and Distributions	(0.35)	–
Net Asset Value, End of Period	$31.43	$31.23

Total Return(c)	1.72%(d)	8.82%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,798	$10,010
Ratio of Expenses to Average Net Assets	0.83%(e)	0.83%(e)
Ratio of Net Investment Income to Average Net Assets	0.22%(e)	1.43%(e)
Portfolio Turnover Rate	21.1%(e)	25.4%(e)

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from September 9, 2009, date operations commenced, through December 31, 2009.

See accompanying notes.

255

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
MidCap Growth Account I
Class 1 shares
Net Asset Value, Beginning of Period	$8.11	$6.01	$11.61	$11.95	$11.19	$9.84
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.01	0.03	0.01	0.01	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)	2.08	(4.21)	1.33	1.06	1.37
Total From Investment Operations	(0.18)	2.11	(4.20)	1.34	1.07	1.35
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.01)	(0.01)	(0.01)	–	–
Distributions from Realized Gains	–	–	(1.39)	(1.67)	(0.31)	–
Total Dividends and Distributions	–	(0.01)	(1.40)	(1.68)	(0.31)	–
Net Asset Value, End of Period	$7.93	$8.11	$6.01	$11.61	$11.95	$11.19

Total Return(c)	(2.22)%(d)	35.15%	(41.14)%	10.78%	9.65%	13.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$47,048	$50,570	$40,422	$79,882	$74,846	$68,471
Ratio of Expenses to Average Net Assets	0.91%(e)	0.92%	0.93%	0.91%	0.92%	0.92%
Ratio of Net Investment Income to Average Net Assets	0.14%(e)	0.41%	0.08%	0.09%	0.12%	(0.15)%
Portfolio Turnover Rate	186.3%(e)	79.8%	97.9%	108.1%	136.2%	97.0%

	2010(a)	2009	2008	2007	2006	2005
MidCap Value Account II
Class 1 shares
Net Asset Value, Beginning of Period	$10.37	$7.88	$15.23	$16.77	$16.57	$15.38
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.05	0.12	0.15	0.12	0.12	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)	2.52	(6.33)	(0.10)	1.91	1.53
Total From Investment Operations	(0.18)	2.64	(6.18)	0.02	2.03	1.58
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.15)	(0.11)	(0.11)	(0.04)	–
Distributions from Realized Gains	–	–	(1.06)	(1.45)	(1.79)	(0.39)
Total Dividends and Distributions	–	(0.15)	(1.17)	(1.56)	(1.83)	(0.39)
Net Asset Value, End of Period	$10.19	$10.37	$7.88	$15.23	$16.77	$16.57

Total Return(c)	(1.74)%(d)	34.13%	(43.92)%	(1.04)%	13.27%	10.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$89,526	$96,238	$80,587	$150,918	$142,116	$112,437
Ratio of Expenses to Average Net Assets	1.01%(e),(f)	1.01%(f)	1.06%(f)	1.06%	1.06%	1.07%
Ratio of Net Investment Income to Average Net Assets	1.00%(e)	1.44%	1.22%	0.73%	0.78%	0.32%
Portfolio Turnover Rate	225.5%(e)	164.4%	157.7%	146.7%	150.6%	90.6%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

256

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Money Market Account
Class 1 shares
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0.03	0.05	0.05	0.03
Total From Investment Operations	–	–	0.03	0.05	0.05	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.03)	(0.05)	(0.05)	(0.03)
Total Dividends and Distributions	–	–	(0.03)	(0.05)	(0.05)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	0.00%(d)	0.22%	2.58%	4.94%	4.67%	2.69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$326,688	$381,238	$455,594	$272,347	$180,210	$150,653
Ratio of Expenses to Average Net Assets	0.31%(e)	0.42%	0.45%(f)	0.47%(f)	0.49%	0.61%
Ratio of Gross Expenses to Average Net Assets	0.45%(e),(g)	0.45%(g)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.00%(e)	0.24%	2.47%	4.81%	4.59%	2.66%

	2010(a)	2009	2008	2007(h)
Money Market Account
Class 2 shares
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0.02	0.04
Total From Investment Operations	–	–	0.02	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.02)	(0.04)
Total Dividends and Distributions	–	–	(0.02)	(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return(c)	0.00%(d)	0.18%	2.33%	4.59%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,935	$4,229	$15,013	$4,646
Ratio of Expenses to Average Net Assets	0.31%(e)	0.49%	0.70%(f)	0.72%(e),(f)
Ratio of Gross Expenses to Average Net Assets	0.70%(e),(g)	0.70%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	0.00%(e)	0.27%	2.13%	4.55%(e)

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.
(h)	Period from January 8, 2007, date operations commenced, through December 31, 2007.

See accompanying notes.

257

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Mortgage Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.07	$10.28	$10.49	$10.41	$10.47	$10.71
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.20	0.43	0.48	0.49	0.47	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.30	0.22	(0.01)	0.16	(0.03)	(0.22)
Total From Investment Operations	0.50	0.65	0.47	0.65	0.44	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.86)	(0.68)	(0.57)	(0.50)	(0.48)
Total Dividends and Distributions	(0.07)	(0.86)	(0.68)	(0.57)	(0.50)	(0.48)
Net Asset Value, End of Period	$10.50	$10.07	$10.28	$10.49	$10.41	$10.47

Total Return(c)	5.02%(d)	6.47%	4.68%	6.58%	4.45%	2.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$249,999	$233,789	$152,711	$226,615	$259,054	$266,902
Ratio of Expenses to Average Net Assets	0.50%(e)	0.50%	0.51%(f)	0.50%(f)	0.53%	0.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.53%(g)	0.54%(g)
Ratio of Net Investment Income to Average Net Assets	3.85%(e)	4.18%	4.63%	4.73%	4.54%	4.39%
Portfolio Turnover Rate	46.2%(e)	22.4%	9.9%	6.2%	16.0%	33.0%

	2010(a)	2009	2008	2007	2006	2005
Mortgage Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.09	$10.26	$10.47	$10.39	$10.43	$10.66
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.18	0.41	0.45	0.46	0.44	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.31	0.21	(0.01)	0.17	(0.02)	(0.22)
Total From Investment Operations	0.49	0.62	0.44	0.63	0.42	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.79)	(0.65)	(0.55)	(0.46)	(0.44)
Total Dividends and Distributions	(0.07)	(0.79)	(0.65)	(0.55)	(0.46)	(0.44)
Net Asset Value, End of Period	$10.51	$10.09	$10.26	$10.47	$10.39	$10.43

Total Return(c)	4.89%(d)	6.21%	4.41%	6.21%	4.22%	2.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,505	$1,675	$2,085	$3,322	$5,041	$8,742
Ratio of Expenses to Average Net Assets	0.75%(e)	0.75%	0.76%(f)	0.75%(f)	0.78%	0.79%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.78%(g)	0.79%(g)
Ratio of Net Investment Income to Average Net Assets	3.61%(e)	3.99%	4.38%	4.47%	4.29%	4.14%
Portfolio Turnover Rate	46.2%(e)	22.4%	9.9%	6.2%	16.0%	33.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

258

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Principal Capital Appreciation Account
Class 1 shares
Net Asset Value, Beginning of Period	$19.23	$15.05	$25.13	$24.06	$22.04	$20.45
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.08	0.17	0.15	0.20	0.15	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)	4.28	(7.79)	1.89	2.45	1.61
Total From Investment Operations	(1.31)	4.45	(7.64)	2.09	2.60	1.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.27)	(0.24)	(0.18)	(0.12)	(0.15)
Distributions from Realized Gains	–	–	(2.20)	(0.84)	(0.46)	–
Total Dividends and Distributions	(0.06)	(0.27)	(2.44)	(1.02)	(0.58)	(0.15)
Net Asset Value, End of Period	$17.86	$19.23	$15.05	$25.13	$24.06	$22.04

Total Return(c)	(6.85)%(d)	29.82%	(33.37)%	8.73%	12.03%	8.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$85,886	$94,039	$65,187	$128,486	$152,592	$130,071
Ratio of Expenses to Average Net Assets	0.64%(e)	0.64%	0.64%(f)	0.63%(f)	0.67%	0.68%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.67%(g)	0.68%(g)
Ratio of Net Investment Income to Average Net Assets	0.87%(e)	1.02%	0.76%	0.81%	0.66%	0.62%
Portfolio Turnover Rate	13.8%(e)	23.6%	14.6%	16.6%	18.0%	18.0%

	2010(a)	2009	2008	2007	2006	2005
Principal Capital Appreciation Account
Class 2 shares
Net Asset Value, Beginning of Period	$19.17	$14.94	$24.97	$23.91	$21.92	$20.35
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.06	0.12	0.10	0.13	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)	4.27	(7.75)	1.89	2.43	1.60
Total From Investment Operations	(1.33)	4.39	(7.65)	2.02	2.53	1.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)	(0.16)	(0.18)	(0.12)	(0.08)	(0.11)
Distributions from Realized Gains	–	–	(2.20)	(0.84)	(0.46)	–
Total Dividends and Distributions	(0.05)	(0.16)	(2.38)	(0.96)	(0.54)	(0.11)
Net Asset Value, End of Period	$17.79	$19.17	$14.94	$24.97	$23.91	$21.92

Total Return(c)	(6.94)%(d)	29.54%	(33.56)%	8.46%	11.75%	8.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,097	$7,139	$6,970	$15,662	$16,954	$10,823
Ratio of Expenses to Average Net Assets	0.89%(e)	0.89%	0.89%(f)	0.88%(f)	0.92%	0.93%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.92%(g)	0.93%(g)
Ratio of Net Investment Income to Average Net Assets	0.62%(e)	0.76%	0.49%	0.55%	0.41%	0.37%
Portfolio Turnover Rate	13.8%(e)	23.6%	14.6%	16.6%	18.0%	18.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

259

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Principal LifeTime 2010 Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.63	$8.07	$12.94	$12.76	$11.37	$10.84
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.07	0.47	0.38	0.67	0.25	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)	1.49	(4.02)	(0.19)	1.15	0.59
Total From Investment Operations	(0.07)	1.96	(3.64)	0.48	1.40	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.43)	(0.38)	(0.47)	(0.16)	(0.01)	(0.01)
Distributions from Realized Gains	–	(0.02)	(0.76)	(0.14)	–	(0.07)
Total Dividends and Distributions	(0.43)	(0.40)	(1.23)	(0.30)	(0.01)	(0.08)
Net Asset Value, End of Period	$9.13	$9.63	$8.07	$12.94	$12.76	$11.37

Total Return(c)	(0.84)%(d)	25.07%	(30.91)%	3.74%	12.30%	5.70%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$43,614	$43,345	$32,113	$44,891	$26,936	$12,930
Ratio of Expenses to Average Net Assets(e)	0.04%(f)	0.08%	0.15%(g)	0.13%(g)	0.16%	0.16%
Ratio of Gross Expenses to Average Net Assets(e),(h)	–	–	–	–	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.49%(f)	5.53%	3.58%	5.13%	2.09%	0.22%
Portfolio Turnover Rate	59.7%(f)	29.3%	26.0%	67.0%	31.5%	4.3%

	2010(a)	2009	2008	2007	2006	2005
Principal LifeTime 2020 Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.97	$8.11	$13.86	$13.37	$11.61	$10.97
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.05	0.43	0.33	0.71	0.15	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)	1.74	(4.58)	(0.06)	1.61	0.75
Total From Investment Operations	(0.25)	2.17	(4.25)	0.65	1.76	0.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)	(0.31)	(0.51)	(0.07)	–	(0.02)
Distributions from Realized Gains	–	–	(0.99)	(0.09)	–	(0.08)
Total Dividends and Distributions	(0.39)	(0.31)	(1.50)	(0.16)	–	(0.10)
Net Asset Value, End of Period	$9.33	$9.97	$8.11	$13.86	$13.37	$11.61

Total Return(c)	(2.59)%(d)	27.49%	(34.16)%	4.87%	15.16%	6.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$176,364	$177,887	$126,555	$179,244	$98,599	$26,753
Ratio of Expenses to Average Net Assets(e)	0.03%(f)	0.08%	0.13%(g)	0.12%(g)	0.13%	0.13%
Ratio of Gross Expenses to Average Net Assets(e),(h)	–	–	–	–	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.08%(f)	4.98%	3.00%	5.12%	1.23%	(0.10)%
Portfolio Turnover Rate	53.0%(f)	20.7%	14.6%	60.3%	13.2%	3.1%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Account invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

260

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Principal LifeTime 2030 Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.85	$7.86	$13.99	$13.35	$11.63	$10.97
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.03	0.35	0.29	0.71	0.12	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)	1.83	(4.85)	0.09	1.60	0.73
Total From Investment Operations	(0.43)	2.18	(4.56)	0.80	1.72	0.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.18)	(0.50)	(0.06)	–	(0.02)
Distributions from Realized Gains	–	(0.01)	(1.07)	(0.10)	–	(0.06)
Total Dividends and Distributions	(0.24)	(0.19)	(1.57)	(0.16)	–	(0.08)
Net Asset Value, End of Period	$9.18	$9.85	$7.86	$13.99	$13.35	$11.63

Total Return(c)	(4.48)%(d)	28.22%	(36.42)%	5.97%	14.83%	6.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$66,398	$64,909	$25,504	$31,304	$15,224	$3,918
Ratio of Expenses to Average Net Assets(e)	0.04%(f)	0.07%	0.16%(g)	0.13%(g)	0.16%	0.16%
Ratio of Gross Expenses to Average Net Assets(e),(h)	–	–	–	–	0.21%	0.38%
Ratio of Net Investment Income to Average Net Assets	0.70%(f)	4.12%	2.63%	5.11%	0.95%	0.08%
Portfolio Turnover Rate	57.7%(f)	8.3%	18.0%	66.7%	37.8%	11.5%

	2010(a)	2009	2008	2007	2006	2005
Principal LifeTime 2040 Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.00	$7.94	$14.37	$13.60	$11.82	$11.09
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.03	0.28	0.26	0.75	0.11	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	2.02	(5.22)	0.14	1.67	0.79
Total From Investment Operations	(0.52)	2.30	(4.96)	0.89	1.78	0.80
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.24)	(0.45)	(0.05)	–	(0.02)
Distributions from Realized Gains	–	–	(1.02)	(0.07)	–	(0.05)
Total Dividends and Distributions	(0.23)	(0.24)	(1.47)	(0.12)	–	(0.07)
Net Asset Value, End of Period	$9.25	$10.00	$7.94	$14.37	$13.60	$11.82

Total Return(c)	(5.29)%(d)	29.55%	(38.16)%	6.54%	15.13%	7.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,081	$15,935	$11,368	$16,244	$7,256	$1,893
Ratio of Expenses to Average Net Assets(e)	0.04%(f)	0.08%(g)	0.13%(g)	0.13%(g)	0.13%	0.13%
Ratio of Gross Expenses to Average Net Assets(e),(h)	–	–	–	–	0.32%	0.56%
Ratio of Net Investment Income to Average Net Assets	0.57%(f)	3.31%	2.28%	5.27%	0.83%	0.12%
Portfolio Turnover Rate	59.7%(f)	18.6%	22.6%	72.7%	29.8%	18.2%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Account invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

261

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Principal LifeTime 2050 Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.89	$7.80	$14.48	$13.68	$11.85	$11.09
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.02	0.25	0.24	0.73	0.08	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)	2.05	(5.30)	0.18	1.75	0.82
Total From Investment Operations	(0.57)	2.30	(5.06)	0.91	1.83	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.21)	(0.48)	(0.03)	–	(0.02)
Distributions from Realized Gains	–	–	(1.14)	(0.08)	–	(0.05)
Total Dividends and Distributions	(0.22)	(0.21)	(1.62)	(0.11)	–	(0.07)
Net Asset Value, End of Period	$9.10	$9.89	$7.80	$14.48	$13.68	$11.85

Total Return(c)	(5.92)%(d)	30.04%	(39.05)%	6.62%	15.49%	7.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,653	$10,778	$7,231	$9,500	$5,210	$1,160
Ratio of Expenses to Average Net Assets(e)	0.05%(f)	0.08%(g)	0.12%(g)	0.12%(g)	0.12%	0.12%
Ratio of Gross Expenses to Average Net Assets(e),(h)	–	–	–	–	0.44%	1.11%
Ratio of Net Investment Income to Average Net Assets	0.38%(f)	2.98%	2.12%	5.06%	0.63%	0.11%
Portfolio Turnover Rate	60.5%(f)	16.8%	16.1%	93.1%	36.4%	4.2%

	2010(a)	2009	2008	2007	2006	2005
Principal LifeTime Strategic Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.66	$8.64	$12.12	$12.15	$11.05	$10.68
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.10	0.57	0.52	0.61	0.27	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.13	1.00	(3.25)	(0.36)	0.86	0.46
Total From Investment Operations	0.23	1.57	(2.73)	0.25	1.13	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.49)	(0.47)	(0.42)	(0.17)	(0.02)	(0.03)
Distributions from Realized Gains	–	(0.08)	(0.33)	(0.11)	(0.01)	(0.12)
Total Dividends and Distributions	(0.49)	(0.55)	(0.75)	(0.28)	(0.03)	(0.15)
Net Asset Value, End of Period	$9.40	$9.66	$8.64	$12.12	$12.15	$11.05

Total Return(c)	2.31%(d)	18.95%	(23.89)%	2.12%	10.26%	4.96%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,923	$23,877	$17,064	$21,210	$12,655	$5,463
Ratio of Expenses to Average Net Assets(e)	0.04%(f)	0.08%(g)	0.14%(g)	0.13%(g)	0.14%	0.14%
Ratio of Gross Expenses to Average Net Assets(e),(h)	–	–	–	–	0.21%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.07%(f)	6.39%	4.93%	5.03%	2.36%	0.60%
Portfolio Turnover Rate	61.1%(f)	36.6%	26.8%	54.4%	20.9%	8.4%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Account invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

262

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Real Estate Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.83	$8.75	$19.06	$26.09	$20.51	$17.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.15	0.25	0.25	0.35	0.23	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.37	2.19	(4.11)	(4.45)	6.84	2.39
Total From Investment Operations	0.52	2.44	(3.86)	(4.10)	7.07	2.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.36)	(0.41)	(0.20)	(0.39)	–
Distributions from Realized Gains	–	–	(6.04)	(2.73)	(1.10)	(0.16)
Total Dividends and Distributions	(0.13)	(0.36)	(6.45)	(2.93)	(1.49)	(0.16)
Net Asset Value, End of Period	$11.22	$10.83	$8.75	$19.06	$26.09	$20.51

Total Return(c)	4.74%(d)	28.92%	(32.86)%	(17.69)%	36.61%	15.85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$153,954	$160,251	$127,836	$204,752	$255,955	$178,922
Ratio of Expenses to Average Net Assets	0.89%(e)	0.90%	0.89%(f)	0.86%(f)	0.87%	0.89%
Ratio of Net Investment Income to Average Net Assets	2.61%(e)	2.96%	1.77%	1.51%	1.01%	2.16%
Portfolio Turnover Rate	42.5%(e)	59.9%	47.2%	81.3%(g)	35.8%	23.6%

	2010(a)	2009	2008	2007(h)
Real Estate Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.91	$8.76	$19.06	$25.65
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.14	0.22	0.20	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.36	2.22	(4.10)	(4.00)
Total From Investment Operations	0.50	2.44	(3.90)	(3.73)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.29)	(0.36)	(0.13)
Distributions from Realized Gains	–	–	(6.04)	(2.73)
Total Dividends and Distributions	(0.13)	(0.29)	(6.40)	(2.86)
Net Asset Value, End of Period	$11.28	$10.91	$8.76	$19.06

Total Return(c)	4.50%(d)	28.69%	(33.01)%	(16.50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$474	$484	$568	$1,441
Ratio of Expenses to Average Net Assets	1.14%(e)	1.15%	1.14%(f)	1.11%(e),(f)
Ratio of Net Investment Income to Average Net Assets	2.37%(e)	2.68%	1.35%	1.17%(e)
Portfolio Turnover Rate	42.5%(e)	59.9%	47.2%	81.3%(e),(g)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.

(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

263

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$13.73	$11.95	$19.17	$18.09	$16.72	$16.08
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.10	0.64	0.62	0.64	0.41	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)	2.05	(4.93)	0.92	1.33	0.59
Total From Investment Operations	(0.29)	2.69	(4.31)	1.56	1.74	0.95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.51)	(0.52)	(0.71)	(0.48)	(0.37)	(0.31)
Distributions from Realized Gains	–	(0.39)	(2.20)	–	–	–
Total Dividends and Distributions	(0.51)	(0.91)	(2.91)	(0.48)	(0.37)	(0.31)
Net Asset Value, End of Period	$12.93	$13.73	$11.95	$19.17	$18.09	$16.72

Total Return(c)	(2.20)%(d)	23.84%	(26.18)%	8.67%	10.61%	6.01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$724,432	$728,979	$387,339	$481,245	$507,193	$462,438
Ratio of Expenses to Average Net Assets(e)	0.24%(f)	0.25%	0.25%(g)	0.23%(g)	0.27%	0.28%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.27%(h)	0.28%(h)
Ratio of Net Investment Income to Average Net Assets	1.42%(f)	5.19%	4.04%	3.40%	2.39%	2.26%
Portfolio Turnover Rate	24.6%(f)	3.2%	39.1%	42.1%	11.0%	4.0%

	2010(a)	2009	2008	2007	2006	2005
SAM Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$13.64	$11.85	$19.04	$17.97	$16.61	$15.99
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.08	0.56	0.64	0.58	0.37	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)	2.09	(4.97)	0.92	1.32	0.58
Total From Investment Operations	(0.31)	2.65	(4.33)	1.50	1.69	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.48)	(0.47)	(0.66)	(0.43)	(0.33)	(0.28)
Distributions from Realized Gains	–	(0.39)	(2.20)	–	–	–
Total Dividends and Distributions	(0.48)	(0.86)	(2.86)	(0.43)	(0.33)	(0.28)
Net Asset Value, End of Period	$12.85	$13.64	$11.85	$19.04	$17.97	$16.61

Total Return(c)	(2.39)%(d)	23.63%	(26.42)%	8.39%	10.38%	5.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$100,805	$110,253	$113,639	$212,465	$224,203	$198,280
Ratio of Expenses to Average Net Assets(e)	0.49%(f)	0.50%	0.50%(g)	0.48%(g)	0.52%	0.53%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.52%(h)	0.53%(h)
Ratio of Net Investment Income to Average Net Assets	1.14%(f)	4.62%	4.09%	3.13%	2.14%	2.01%
Portfolio Turnover Rate	24.6%(f)	3.2%	39.1%	42.1%	11.0%	4.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

264

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM Conservative Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$10.94	$9.49	$13.07	$12.74	$12.07	$11.82
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.09	0.65	0.50	0.52	0.39	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)	1.29	(2.77)	0.43	0.64	0.18
Total From Investment Operations	–	1.94	(2.27)	0.95	1.03	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)	(0.34)	(0.47)	(0.45)	(0.33)	(0.28)
Distributions from Realized Gains	–	(0.15)	(0.84)	(0.17)	(0.03)	–
Total Dividends and Distributions	(0.50)	(0.49)	(1.31)	(0.62)	(0.36)	(0.28)
Net Asset Value, End of Period	$10.44	$10.94	$9.49	$13.07	$12.74	$12.07

Total Return(c)	(0.03)%(d)	21.15%	(19.21)%	7.55%	8.83%	4.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$153,593	$154,208	$74,246	$50,531	$43,249	$43,818
Ratio of Expenses to Average Net Assets(e)	0.24%(f)	0.25%	0.26%(g)	0.24%(g)	0.33%	0.38%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.33%(h)	0.38%(h)
Ratio of Net Investment Income to Average Net Assets	1.72%(f)	6.53%	4.51%	4.05%	3.22%	3.00%
Portfolio Turnover Rate	26.3%(f)	9.1%	46.1%	45.0%	11.0%	4.0%

	2010(a)	2009	2008	2007	2006	2005
SAM Conservative Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$10.85	$9.41	$12.97	$12.64	$11.98	$11.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.08	0.56	0.57	0.49	0.36	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	1.33	(2.85)	0.43	0.64	0.17
Total From Investment Operations	0.01	1.89	(2.28)	0.92	1.00	0.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.48)	(0.30)	(0.44)	(0.42)	(0.31)	(0.26)
Distributions from Realized Gains	–	(0.15)	(0.84)	(0.17)	(0.03)	–
Total Dividends and Distributions	(0.48)	(0.45)	(1.28)	(0.59)	(0.34)	(0.26)
Net Asset Value, End of Period	$10.38	$10.85	$9.41	$12.97	$12.64	$11.98

Total Return(c)	(0.02)%(d)	20.72%	(19.41)%	7.34%	8.50%	4.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,235	$15,895	$17,277	$29,194	$32,716	$29,984
Ratio of Expenses to Average Net Assets(e)	0.49%(f)	0.50%	0.51%(g)	0.49%(g)	0.58%	0.63%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.58%(h)	0.63%(h)
Ratio of Net Investment Income to Average Net Assets	1.42%(f)	5.77%	4.95%	3.85%	2.97%	2.75%
Portfolio Turnover Rate	26.3%(f)	9.1%	46.1%	45.0%	11.0%	4.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

265

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM Conservative Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$13.80	$12.34	$21.18	$19.70	$17.85	$16.89
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.07	0.47	0.57	0.57	0.28	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.64)	2.43	(6.78)	1.26	1.86	0.93
Total From Investment Operations	(0.57)	2.90	(6.21)	1.83	2.14	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.68)	(0.72)	(0.35)	(0.29)	(0.22)
Distributions from Realized Gains	–	(0.76)	(1.91)	–	–	–
Total Dividends and Distributions	(0.47)	(1.44)	(2.63)	(0.35)	(0.29)	(0.22)
Net Asset Value, End of Period	$12.76	$13.80	$12.34	$21.18	$19.70	$17.85

Total Return(c)	(4.29)%(d)	25.70%	(33.11)%	9.29%	12.20%	7.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$117,730	$128,572	$103,553	$251,682	$284,083	$293,378
Ratio of Expenses to Average Net Assets(e)	0.24%(f)	0.25%	0.25%(g)	0.23%(g)	0.28%	0.29%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.28%(h)	0.29%(h)
Ratio of Net Investment Income to Average Net Assets	0.97%(f)	3.82%	3.34%	2.74%	1.50%	1.47%
Portfolio Turnover Rate	29.7%(f)	12.0%	24.4%	46.8%	8.0%	9.0%

	2010(a)	2009	2008	2007	2006	2005
SAM Conservative Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$13.69	$12.24	$21.03	$19.56	$17.73	$16.80
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.05	0.43	0.57	0.51	0.23	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	2.41	(6.78)	1.26	1.86	0.91
Total From Investment Operations	(0.58)	2.84	(6.21)	1.77	2.09	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)	(0.63)	(0.67)	(0.30)	(0.26)	(0.19)
Distributions from Realized Gains	–	(0.76)	(1.91)	–	–	–
Total Dividends and Distributions	(0.44)	(1.39)	(2.58)	(0.30)	(0.26)	(0.19)
Net Asset Value, End of Period	$12.67	$13.69	$12.24	$21.03	$19.56	$17.73

Total Return(c)	(4.39)%(d)	25.35%	(33.30)%	9.04%	11.95%	6.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,879	$81,513	$70,419	$129,346	$124,555	$94,662
Ratio of Expenses to Average Net Assets(e)	0.49%(f)	0.50%	0.50%(g)	0.48%(g)	0.53%	0.54%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.53%(h)	0.54%(h)
Ratio of Net Investment Income to Average Net Assets	0.73%(f)	3.55%	3.38%	2.47%	1.25%	1.22%
Portfolio Turnover Rate	29.7%(f)	12.0%	24.4%	46.8%	8.0%	9.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

266

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM Flexible Income Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$11.95	$10.58	$14.36	$14.42	$14.08	$14.10
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.13	0.82	0.56	0.67	0.56	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.06	1.21	(2.25)	0.18	0.36	(0.05)
Total From Investment Operations	0.19	2.03	(1.69)	0.85	0.92	0.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.65)	(0.55)	(0.90)	(0.69)	(0.57)	(0.47)
Distributions from Realized Gains	–	(0.11)	(1.19)	(0.22)	(0.01)	(0.02)
Total Dividends and Distributions	(0.65)	(0.66)	(2.09)	(0.91)	(0.58)	(0.49)
Net Asset Value, End of Period	$11.49	$11.95	$10.58	$14.36	$14.42	$14.08

Total Return(c)	1.58%(d)	19.95%	(13.76)%	6.09%	6.84%	3.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$168,608	$156,696	$98,000	$113,970	$126,456	$143,367
Ratio of Expenses to Average Net Assets(e)	0.24%(f)	0.25%	0.25%(g)	0.24%(g)	0.29%	0.30%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.29%(h)	0.30%(h)
Ratio of Net Investment Income to Average Net Assets	2.15%(f)	7.39%	4.50%	4.66%	3.99%	3.74%
Portfolio Turnover Rate	21.9%(f)	20.1%	53.9%	28.4%	6.0%	5.0%

	2010(a)	2009	2008	2007	2006	2005
SAM Flexible Income Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$11.87	$10.49	$14.26	$14.32	$13.98	$14.02
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.11	0.72	0.66	0.63	0.53	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.07	1.27	(2.38)	0.19	0.36	(0.07)
Total From Investment Operations	0.18	1.99	(1.72)	0.82	0.89	0.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.62)	(0.50)	(0.86)	(0.66)	(0.54)	(0.44)
Distributions from Realized Gains	–	(0.11)	(1.19)	(0.22)	(0.01)	(0.02)
Total Dividends and Distributions	(0.62)	(0.61)	(2.05)	(0.88)	(0.55)	(0.46)
Net Asset Value, End of Period	$11.43	$11.87	$10.49	$14.26	$14.32	$13.98

Total Return(c)	1.47%(d)	19.63%	(14.02)%	5.86%	6.61%	3.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,848	$22,043	$26,751	$53,025	$63,097	$79,487
Ratio of Expenses to Average Net Assets(e)	0.49%(f)	0.50%	0.50%(g)	0.49%(g)	0.54%	0.55%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.54%(h)	0.55%(h)
Ratio of Net Investment Income to Average Net Assets	1.79%(f)	6.58%	5.27%	4.39%	3.74%	3.49%
Portfolio Turnover Rate	21.9%(f)	20.1%	53.9%	28.4%	6.0%	5.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

267

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM Strategic Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$14.83	$12.28	$23.91	$22.07	$19.74	$18.45
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.06	0.42	0.44	0.55	0.23	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.87)	2.82	(7.99)	1.57	2.32	1.22
Total From Investment Operations	(0.81)	3.24	(7.55)	2.12	2.55	1.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.50)	(0.76)	(0.28)	(0.22)	(0.12)
Distributions from Realized Gains	–	(0.19)	(3.32)	–	–	–
Total Dividends and Distributions	(0.38)	(0.69)	(4.08)	(0.28)	(0.22)	(0.12)
Net Asset Value, End of Period	$13.64	$14.83	$12.28	$23.91	$22.07	$19.74

Total Return(c)	(5.61)%(d)	27.45%	(37.42)%	9.61%	13.06%	7.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$64,358	$66,315	$44,945	$150,975	$146,789	$136,966
Ratio of Expenses to Average Net Assets(e)	0.24%(f)	0.25%	0.25%(g)	0.24%(g)	0.29%	0.31%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.29%(h)	0.31%(h)
Ratio of Net Investment Income to Average Net Assets	0.86%(f)	3.25%	2.36%	2.34%	1.10%	1.01%
Portfolio Turnover Rate	31.8%(f)	8.1%	31.8%	45.7%	7.0%	9.0%

	2010(a)	2009	2008	2007	2006	2005
SAM Strategic Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$14.73	$12.20	$23.77	$21.95	$19.64	$18.38
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.04	0.37	0.50	0.47	0.17	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)	2.80	(8.04)	1.57	2.32	1.22
Total From Investment Operations	(0.82)	3.17	(7.54)	2.04	2.49	1.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)	(0.45)	(0.71)	(0.22)	(0.18)	(0.10)
Distributions from Realized Gains	–	(0.19)	(3.32)	–	–	–
Total Dividends and Distributions	(0.35)	(0.64)	(4.03)	(0.22)	(0.18)	(0.10)
Net Asset Value, End of Period	$13.56	$14.73	$12.20	$23.77	$21.95	$19.64

Total Return(c)	(5.72)%(d)	27.04%	(37.56)%	9.34%	12.77%	7.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$56,721	$61,006	$48,224	$80,715	$69,965	$48,413
Ratio of Expenses to Average Net Assets(e)	0.49%(f)	0.50%	0.50%(g)	0.49%(g)	0.54%	0.56%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.54%(h)	0.56%(h)
Ratio of Net Investment Income to Average Net Assets	0.60%(f)	2.92%	2.81%	2.04%	0.85%	0.76%
Portfolio Turnover Rate	31.8%(f)	8.1%	31.8%	45.7%	7.0%	9.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

268

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Short-Term Bond Account
Class 1 shares
Net Asset Value, Beginning of Period	$8.86	$8.62	$10.23	$10.28	$10.11	$10.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.10	0.28	0.48	0.52	0.45	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.09	0.56	(1.63)	(0.21)	(0.01)	(0.15)
Total From Investment Operations	0.19	0.84	(1.15)	0.31	0.44	0.18
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.60)	(0.46)	(0.36)	(0.27)	(0.19)
Total Dividends and Distributions	–	(0.60)	(0.46)	(0.36)	(0.27)	(0.19)
Net Asset Value, End of Period	$9.05	$8.86	$8.62	$10.23	$10.28	$10.11

Total Return(c)	2.14%(d)	10.22%	(11.68)%	3.07%	4.44%	1.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$129,562	$130,230	$117,960	$156,830	$120,364	$83,822
Ratio of Expenses to Average Net Assets	0.50%(e)	0.50%	0.50%	0.49%	0.64%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	N/A	0.52%	N/A
Ratio of Net Investment Income to Average Net Assets	2.22%(e)	3.20%	4.97%	5.08%	4.51%	3.26%
Portfolio Turnover Rate	73.4%(e)	69.3%	23.4%	37.9%	43.8%	74.3%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

269

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Short-Term Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$2.46	$2.41	$2.50	$2.52	$2.52	$2.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.04	0.09	0.10	0.11	0.11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.02	0.14	(0.11)	–	–	(0.06)
Total From Investment Operations	0.06	0.23	(0.01)	0.11	0.11	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.18)	(0.08)	(0.13)	(0.11)	(0.10)
Total Dividends and Distributions	(0.01)	(0.18)	(0.08)	(0.13)	(0.11)	(0.10)
Net Asset Value, End of Period	$2.51	$2.46	$2.41	$2.50	$2.52	$2.52

Total Return(c)	2.55%(d)	9.94%	(0.57)%	4.50%	4.59%	1.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$103,962	$74,934	$37,975	$76,165	$42,466	$47,221
Ratio of Expenses to Average Net Assets	0.51%(e)	0.51%	0.52%(f)	0.50%(f)	0.61%	0.60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.61%(g)	0.60%(g)
Ratio of Net Investment Income to Average Net Assets	3.14%(e)	3.55%	4.05%	4.56%	4.30%	4.01%
Portfolio Turnover Rate	65.9%(e)	24.6%	40.1%	46.8%	13.0%	22.0%

	2010(a)	2009	2008	2007	2006	2005
Short-Term Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$2.45	$2.39	$2.49	$2.51	$2.51	$2.56
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.04	0.08	0.09	0.11	0.10	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.03	0.15	(0.12)	(0.01)	–	(0.05)
Total From Investment Operations	0.07	0.23	(0.03)	0.10	0.10	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.17)	(0.07)	(0.12)	(0.10)	(0.09)
Total Dividends and Distributions	(0.01)	(0.17)	(0.07)	(0.12)	(0.10)	(0.09)
Net Asset Value, End of Period	$2.51	$2.45	$2.39	$2.49	$2.51	$2.51

Total Return(c)	2.96%(d)	9.81%	(1.23)%	4.24%	4.24%	1.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,883	$1,887	$1,662	$2,386	$3,221	$5,156
Ratio of Expenses to Average Net Assets	0.76%(e)	0.76%	0.77%(f)	0.75%(f)	0.86%	0.85%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.86%(g)	0.85%(g)
Ratio of Net Investment Income to Average Net Assets	2.91%(e)	3.36%	3.81%	4.33%	4.05%	3.76%
Portfolio Turnover Rate	65.9%(e)	24.6%	40.1%	46.8%	13.0%	22.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

270

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SmallCap Blend Account
Class 1 shares
Net Asset Value, Beginning of Period	$6.72	$5.54	$9.82	$10.78	$10.22	$9.55
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.01	0.04	0.03	0.04	0.03	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)	1.18	(3.28)	0.24	1.23	0.65
Total From Investment Operations	(0.12)	1.22	(3.25)	0.28	1.26	0.67
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.04)	(0.04)	(0.03)	(0.02)	–
Distributions from Realized Gains	–	–	(0.99)	(1.21)	(0.68)	–
Total Dividends and Distributions	(0.03)	(0.04)	(1.03)	(1.24)	(0.70)	–
Net Asset Value, End of Period	$6.57	$6.72	$5.54	$9.82	$10.78	$10.22

Total Return(c)	(1.76)%(d)	22.18%	(36.73)%	1.65%	12.70%	7.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$48,759	$52,533	$48,620	$92,456	$103,131	$94,476
Ratio of Expenses to Average Net Assets	0.87%(e)	0.88%	0.88%	0.86%	0.87%	0.88%
Ratio of Net Investment Income to Average Net Assets	0.28%(e)	0.63%	0.41%	0.34%	0.32%	0.17%
Portfolio Turnover Rate	66.6%(e)	87.5%	65.3%	53.9%	132.3%	125.8%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

271

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SmallCap Growth Account II
Class 1 shares
Net Asset Value, Beginning of Period	$8.80	$6.68	$11.35	$10.81	$9.92	$9.30
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0.03)	(0.05)	(0.06)	(0.07)	(0.06)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	2.17	(4.61)	0.61	0.95	0.69
Total From Investment Operations	(0.32)	2.12	(4.67)	0.54	0.89	0.62
Net Asset Value, End of Period	$8.48	$8.80	$6.68	$11.35	$10.81	$9.92

Total Return(c)	(3.64)%(d)	31.74%	(41.15)%	5.00%	8.97%	6.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$70,815	$77,315	$59,137	$103,626	$73,327	$66,656
Ratio of Expenses to Average Net Assets	1.00%(e),(f)	1.02%(f)	1.05%(f)	1.01%(f)	1.02%	1.05%
Ratio of Net Investment Income to Average Net Assets	(0.66)%(e)	(0.68)%	(0.65)%	(0.59)%	(0.62)%	(0.77)%
Portfolio Turnover Rate	88.1%(e)	134.6%	83.8%	86.5%(g)	77.6%	68.2%

	2010(a)	2009	2008	2007(h)
SmallCap Growth Account II
Class 2 shares
Net Asset Value, Beginning of Period	$8.73	$6.65	$11.32	$10.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0.04)	(0.07)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	2.15	(4.59)	0.70
Total From Investment Operations	(0.33)	2.08	(4.67)	0.60
Net Asset Value, End of Period	$8.40	$8.73	$6.65	$11.32

Total Return(c)	(3.78)%(d)	31.28%	(41.25)%	5.60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,387	$2,529	$2,102	$3,968
Ratio of Expenses to Average Net Assets	1.25%(e),(f)	1.27%(f)	1.30%(f)	1.26%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.91)%(e)	(0.93)%	(0.90)%	(0.84)%(e)
Portfolio Turnover Rate	88.1%(e)	134.6%	83.8%	86.5%(e),(g)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.

(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

272

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SmallCap Value Account I
Class 1 shares
Net Asset Value, Beginning of Period	$10.81	$9.51	$15.69	$18.66	$17.61	$16.83
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.03	0.09	0.14	0.13	0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	1.42	(4.60)	(1.68)	2.98	0.96
Total From Investment Operations	(0.08)	1.51	(4.46)	(1.55)	3.07	1.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.21)	(0.13)	(0.07)	(0.06)	(0.01)
Distributions from Realized Gains	–	–	(1.59)	(1.35)	(1.96)	(0.24)
Total Dividends and Distributions	(0.01)	(0.21)	(1.72)	(1.42)	(2.02)	(0.25)
Net Asset Value, End of Period	$10.72	$10.81	$9.51	$15.69	$18.66	$17.61

Total Return(c)	(0.74)%(d)	16.20%	(31.82)%	(9.52)%	18.64%	6.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$125,551	$133,755	$116,467	$178,698	$171,973	$132,035
Ratio of Expenses to Average Net Assets	0.99%(e),(f)	1.00%(f)	1.01%(f)	1.01%(f)	1.11%	1.13%
Ratio of Net Investment Income to Average Net Assets	0.55%(e)	0.99%	1.07%	0.71%	0.49%	0.38%
Portfolio Turnover Rate	73.6%(e)	75.9%	56.1%	55.0%(g)	49.0%	45.3%

	2010(a)	2009	2008	2007(h)
SmallCap Value Account I
Class 2 shares
Net Asset Value, Beginning of Period	$10.82	$9.51	$15.68	$18.41
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.02	0.07	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	1.42	(4.57)	(1.43)
Total From Investment Operations	(0.09)	1.49	(4.47)	(1.35)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.18)	(0.11)	(0.03)
Distributions from Realized Gains	–	–	(1.59)	(1.35)
Total Dividends and Distributions	(0.01)	(0.18)	(1.70)	(1.38)
Net Asset Value, End of Period	$10.72	$10.82	$9.51	$15.68

Total Return(c)	(0.84)%(d)	15.88%	(31.89)%	(8.51)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$148	$104	$101	$237
Ratio of Expenses to Average Net Assets	1.24%(e),(f)	1.25%(f)	1.26%(f)	1.26%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.35%(e)	0.74%	0.78%	0.48%(e)
Portfolio Turnover Rate	73.6%(e)	75.9%	56.1%	55.0%(e),(g)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.

(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through January 8, 2007.

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2010	Annualized
	January 1, 2010	June 30, 2010	to June 30, 2010(a)	Expense Ratio
Asset Allocation Account Class 1
Actual	$1,000.00	$959.03	$4.23	0.87%
Hypothetical	1,000.00	1,020.48	4.36	0.87
Balanced Account Class 1
Actual	1,000.00	981.07	3.24	0.66
Hypothetical	1,000.00	1,021.52	3.31	0.66
Bond & Mortgage Securities Account Class 1
Actual	1,000.00	1,071.79	2.31	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Diversified Balanced Account Class 2
Actual	1,000.00	987.00	1.53	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Diversified Growth Account Class 2
Actual	1,000.00	968.00	1.51	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Diversified International Account Class 1
Actual	1,000.00	882.58	4.15	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Diversified International Account Class 2
Actual	1,000.00	881.49	5.32	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2010 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2010	Annualized
	January 1, 2010	June 30, 2010	to June 30, 2010(a)	Expense Ratio
Equity Income Account Class 1
Actual	$1,000.00	$967.82	$2.54	0.52%
Hypothetical	1,000.00	1,022.22	2.61	0.52
Equity Income Account Class 2
Actual	1,000.00	966.02	3.75	0.77
Hypothetical	1,000.00	1,020.98	3.86	0.77
Government & High Quality Bond Account Class 1
Actual	1,000.00	1,054.29	2.39	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Income Account Class 1
Actual	1,000.00	1,052.01	2.54	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Income Account Class 2
Actual	1,000.00	1,049.92	3.81	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
International Emerging Markets Account Class 1
Actual	1,000.00	920.16	6.52	1.37
Hypothetical	1,000.00	1,018.00	6.85	1.37
International SmallCap Account Class 1
Actual	1,000.00	937.71	5.57	1.16
Hypothetical	1,000.00	1,019.04	5.81	1.16
LargeCap Blend Account II Class 1
Actual	1,000.00	924.73	3.58	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
LargeCap Blend Account II Class 2
Actual	1,000.00	922.75	4.77	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
LargeCap Growth Account Class 1
Actual	1,000.00	933.49	3.26	0.68
Hypothetical	1,000.00	1,021.42	3.41	0.68
LargeCap Growth Account Class 2
Actual	1,000.00	932.03	4.46	0.93
Hypothetical	1,000.00	1,020.18	4.66	0.93
LargeCap Growth Account I Class 1
Actual	1,000.00	935.11	3.65	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	931.99	1.25	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
LargeCap Value Account Class 1
Actual	1,000.00	928.47	2.92	0.61
Hypothetical	1,000.00	1,021.77	3.06	0.61
LargeCap Value Account III Class 1
Actual	1,000.00	927.11	3.54	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
MidCap Blend Account Class 1
Actual	1,000.00	1,018.62	2.90	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58
MidCap Blend Account Class 2
Actual	1,000.00	1,017.22	4.15	0.83
Hypothetical	1,000.00	1,020.68	4.16	0.83
MidCap Growth Account I Class 1
Actual	1,000.00	977.81	4.46	0.91
Hypothetical	1,000.00	1,020.28	4.56	0.91
MidCap Value Account II Class 1
Actual	1,000.00	982.64	4.97	1.01
Hypothetical	1,000.00	1,019.79	5.06	1.01

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2010 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2010	Annualized
	January 1, 2010	June 30, 2010	to June 30, 2010(a)	Expense Ratio

Money Market Account Class 1
Actual	$1,000.00	$1,000.00	$1.54	0.31%
Hypothetical	1,000.00	1,023.26	1.56	0.31
Money Market Account Class 2
Actual	1,000.00	1,000.00	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Mortgage Securities Account Class 1
Actual	1,000.00	1,050.19	2.54	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Mortgage Securities Account Class 2
Actual	1,000.00	1,048.92	3.81	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Principal Capital Appreciation Account Class 1
Actual	1,000.00	931.49	3.06	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64
Principal Capital Appreciation Account Class 2
Actual	1,000.00	930.61	4.26	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Principal LifeTime 2010 Account Class 1
Actual	1,000.00	991.64	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Principal LifeTime 2020 Account Class 1
Actual	1,000.00	974.08	0.15	0.03
Hypothetical	1,000.00	1,024.65	0.15	0.03
Principal LifeTime 2030 Account Class 1
Actual	1,000.00	955.22	0.19	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Principal LifeTime 2040 Account Class 1
Actual	1,000.00	947.12	0.19	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Principal LifeTime 2050 Account Class 1
Actual	1,000.00	940.82	0.24	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,023.11	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Real Estate Securities Account Class 1
Actual	1,000.00	1,047.37	4.52	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Real Estate Securities Account Class 2
Actual	1,000.00	1,045.03	5.78	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
SAM Balanced Portfolio Class 1
Actual	1,000.00	978.02	1.18	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
SAM Balanced Portfolio Class 2
Actual	1,000.00	976.11	2.40	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	999.65	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2010 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2010	Annualized
	January 1, 2010	June 30, 2010	to June 30, 2010(a)	Expense Ratio

SAM Conservative Balanced Portfolio Class 2
Actual	$1,000.00	$999.81	$2.43	0.49%
Hypothetical	1,000.00	1,022.36	2.46	0.49
SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	957.12	1.16	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	956.05	2.38	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,015.81	1.20	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,014.74	2.45	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	943.90	1.16	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	942.82	2.36	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Short-Term Bond Account Class 1
Actual	1,000.00	1,021.44	2.51	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Short-Term Income Account Class 1
Actual	1,000.00	1,025.47	2.56	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Short-Term Income Account Class 2
Actual	1,000.00	1,029.55	3.82	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
SmallCap Blend Account Class 1
Actual	1,000.00	982.40	4.28	0.87
Hypothetical	1,000.00	1,020.48	4.36	0.87
SmallCap Growth Account II Class 1
Actual	1,000.00	963.64	4.87	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
SmallCap Growth Account II Class 2
Actual	1,000.00	962.20	6.08	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
SmallCap Value Account I Class 1
Actual	1,000.00	992.62	4.89	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
SmallCap Value Account I Class 2
Actual	1,000.00	991.64	6.12	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	106	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	106	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Chairman/CEO/President, and	106	None
Director since 2008	Vertical Growth Officer, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	106	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	106	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	Director, Focus Products Group;	106	None
Director since 2005	formerly President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	106	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	106	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	106	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	106	None
Director, Chairman	“Manager”), since 2008; Chairman, Principal Funds
Member, Executive Committee	Distributor, Inc. (“PFD”) and Princor, since 2008; Senior
1952	Vice President, Principal Life, and Principal Financial
Group, since 2008; Director, Principal Shareholder Services
(“PSS”) and Currency Management Committee – London,
since 2008; Director CCI since 2009; Director, Spectrum,
since 2005.

Nora M. Everett	President and Director, the Manager, since 2008; Senior	106	None
Director, President and CEO	Vice President, Retirement & Investor Services, Principal
Member, Executive Committee	Life, since 2008; Senior Vice President & Deputy General
1959	Counsel, Principal Life, 2004-2008; Director, PFD, since
2008; CEO, Princor, since 2009; Director, Princor, PSS,
Edge, Principal Asset Management Co. (Asia) Limited,
since 2008; Chairman, PFA since 2010; Director, Principal
International and Principal International Holding Company,
LLC, since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and	106	None
Director	Director of Edge Asset Management, Inc.; President and
Member, Operations Committee	CEO of WM Group of Funds 1987-2006.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Vice President and Treasurer, Principal Life; Treasurer, the Manager, PFD,
Treasurer	Princor and Spectrum since 2006; Vice President and Treasurer, Edge and
711 High Street, Des Moines, IA 50392	Principal – REI since 2006; Treasurer, PSS since 2007; Vice President and
1952	Treasurer, Columbus Circle, LLC and PGI since 2007.

Michael J. Beer	Executive Vice President, Chief Operating Officer and Director, the Manager,
Executive Vice President	since 2008; Executive Vice President, PFD since 2006. President and Director,
711 High Street, Des Moines, IA 50392	Princor, since 2006; Vice President/Mutual Funds and Broker Dealer, Principal
1961	Life, since 2001; President and Director, PSS since 2007.

Randy L. Bergstrom	Counsel, Principal Life; Counsel, PGI, since 2006.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice
Chief Compliance Officer	President, PFD, the Manager, and Princor since 2006. Senior Vice President,
711 High Street, Des Moines, IA 50392	PSS, since 2007.
1960

Jill R. Brown	President, PFD since 2010; Senior Vice President/Chief Financial Officer,
Senior Vice President	Princor since 2006; Senior Vice President/Chief Financial Officer, PFD, and PSS,
1100 Investment Blvd, ste 200	since 2007. Senior Vice President/Chief Financial Officer, the Manager, since
El Dorado Hills, CA 95762	2008.
1967

Cary Fuchs	Vice President, PSS, since 2008; FVO, WMSS, 2005-2007; prior thereto,
Senior Vice President of Distribution	Divisional Vice President, BFDS.
1100 Investment Blvd, ste 200
El Dorado Hills, CA 95762
1957

Steve Gallaher	Assistant General Counsel, Principal Life and PFD since 2006; Assistant General
Assistant Counsel	Counsel, PMC, PSS, and Princor since 2007; Prior thereto, self-employed writer.
711 High Street Des Moines, IA 50392
1955

Ernie H. Gillum	Chief Compliance Officer, the Manager, since 2004; Vice President, Product
Vice President, Assistant Secretary	Development, the Manager, and Princor, since 2000; Vice President, PSS, since
711 High Street Des Moines, IA 50392	2007.
1955

Patrick A. Kirchner	Counsel, Principal Life; Assistant General Counsel, the Manager, PGI, and
Assistant Counsel	Princor since 2008.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Attorney, Principal Life since 2008; Counsel, Princor, PSS, the Manager, and
Assistant Counsel	PFD, since 2009; Registered Product Analyst, Principal Funds, 2007-2008,
711 High Street, Des Moines, IA 50392	Registered Product Development Consultant, Princor 2006-2007; and prior
1973	thereto, Judicial Law Clerk, Iowa Supreme Court.

Layne A. Rasmussen	Vice President and Controller – Mutual Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Associate General Counsel, Principal Life and Principal
Counsel	Financial Group, since 2001; Counsel, PGI, since 2001; Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, the Manager, and Princor, since 2001. Senior Vice President and
1951	Counsel, PFD, since 2007.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, Principal Life and PFD, since 2006. Prior thereto, practicing attorney;
Assistant Counsel	Counsel, the Manager, since 2007.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, the Manger, and Princor.
Assistant Treasurer
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, Principal, since 2007. Prior thereto, Segment Business Manager
Vice President and Secretary	for Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2010 and the Statement of Additional Information dated May 1, 2010. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE® principalfunds.com

Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM1291-15 | ©2010 Principal Financial Services, Inc. | 08/2010 | t100802004x

Principal Variable Contracts Funds, Inc.

Semiannual Report June 30, 2010

Table of Contents

Financial Statements	1
Notes to Financial Statements	22
Schedules of Investments	39
Financial Highlights	105
Shareholder Expense Example	123
Supplemental Information	126

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

	Diversified
	International	Equity
Amounts in thousands, except per share amounts	Account	Income Account	Income Account
Investment in securities--at cost	$ 355,849	$ 431,572	$ 196,755
Foreign currency--at cost	$ 545	$ –	$ –
Assets
Investment in securities--at value	$ 349,223	$ 439,992	$ 208,787
Foreign currency--at value	547	–	–
Cash	25	80	60
Receivables:
Dividends and interest	889	1,587	2,736
Fund shares sold	878	2,134	17
Investment securities sold	420	1,325	–
Total Assets	351,982	445,118	211,600
Liabilities
Accrued management and investment advisory fees	247	191	87
Accrued distribution fees	–	5	1
Accrued directors' expenses	1	1	–
Accrued other expenses	71	1	1
Payables:
Fund shares redeemed	284	144	569
Investment securities purchased	994	466	–
Total Liabilities	1,597	808	658
Net Assets Applicable to Outstanding Shares	$ 350,385	$ 444,310	$ 210,942

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 510,715	$ 540,719	$ 197,891
Accumulated undistributed (overdistributed) net investment income (loss)	3,434	7,883	5,264
Accumulated undistributed (overdistributed) net realized gain (loss)	(157,109)	(112,712)	(4,245)
Net unrealized appreciation (depreciation) of investments	(6,626)	8,420	12,032
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(29)	–	–
Total Net Assets	$ 350,385	$ 444,310	$ 210,942
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 348,377	$ 417,448	$ 205,447
Shares issued and outstanding	35,159	33,060	19,819
Net Asset Value per share	$ 9.91	$ 12.63	$ 10.37
Class 2: Net Assets	$ 2,008	$ 26,862	$ 5,495
Shares issued and outstanding	201	2,139	532
Net Asset Value per share	$ 9.97	$ 12.56	$ 10.33

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

	LargeCap	LargeCap	MidCap
Amounts in thousands, except per share amounts	Blend Account II	Growth Account	Blend Account
Investment in securities--at cost	$ 160,092	$ 157,306	$ 357,241
Foreign currency--at cost	$ –	$ –	$ 4
Assets
Investment in securities--at value	$ 155,947	$ 172,170	$ 358,761
Foreign currency--at value	–	–	4
Cash	2,564	13	35
Receivables:
Dividends and interest	191	96	162
Expense reimbursement from Manager	3	–	–
Fund shares sold	3,639	109	6
Investment securities sold	13	–	509
Total Assets	162,357	172,388	359,477
Liabilities
Accrued management and investment advisory fees	104	103	178
Accrued distribution fees	–	–	2
Accrued directors' expenses	–	–	1
Accrued other expenses	1	2	1
Payables:
Fund shares redeemed	2	48	750
Investment securities purchased	189	–	822
Variation margin on futures contracts	33	–	–
Total Liabilities	329	153	1,754
Net Assets Applicable to Outstanding Shares	$ 162,028	$ 172,235	$ 357,723

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 227,681	$ 236,905	$ 351,767
Accumulated undistributed (overdistributed) net investment income (loss)	910	(40)	(1,525)
Accumulated undistributed (overdistributed) net realized gain (loss)	(62,282)	(79,494)	5,961
Net unrealized appreciation (depreciation) of investments	(4,281)	14,864	1,520
Total Net Assets	$ 162,028	$ 172,235	$ 357,723
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	105,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 161,287	$ 171,693	$ 347,925
Shares issued and outstanding	28,515	14,388	11,053
Net Asset Value per share	$ 5.66	$ 11.93	$ 31.48
Class 2: Net Assets	$ 741	$ 542	$ 9,798
Shares issued and outstanding	130	45	312
Net Asset Value per share	$ 5.69	$ 11.93	$ 31.43

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

		Mortgage	Principal Capital
	Money	Securities	Appreciation
Amounts in thousands, except per share amounts	Market Account	Account	Account
Investment in securities--at cost	$ 329,632	$ 240,691	$ 72,861
Assets
Investment in securities--at value	$ 329,632	$ 250,796	$ 92,032
Cash	7	450	11
Receivables:
Dividends and interest	37	1,145	92
Expense reimbursement from Manager	27	–	–
Fund shares sold	300	–	36
Investment securities sold	–	56	41
Total Assets	330,003	252,447	92,212
Liabilities
Accrued management and investment advisory fees	119	104	50
Accrued distribution fees	1	–	2
Accrued directors' expenses	4	–	–
Accrued other expenses	15	1	3
Payables:
Fund shares redeemed	241	838	74
Investment securities purchased	–	–	100
Total Liabilities	380	943	229
Net Assets Applicable to Outstanding Shares	$ 329,623	$ 251,504	$ 91,983

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 329,881	$ 243,483	$ 70,273
Accumulated undistributed (overdistributed) net investment income (loss)	–	4,441	424
Accumulated undistributed (overdistributed) net realized gain (loss)	(258)	(6,525)	2,115
Net unrealized appreciation (depreciation) of investments	–	10,105	19,171
Total Net Assets	$ 329,623	$ 251,504	$ 91,983
Capital Stock (par value: $.01 a share):
Shares authorized	1,500,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 326,688	$ 249,999	$ 85,886
Shares issued and outstanding	326,944	23,818	4,808
Net Asset Value per share	$ 1.00	$ 10.50	$ 17.86
Class 2: Net Assets	$ 2,935	$ 1,505	$ 6,097
Shares issued and outstanding	2,937	143	343
Net Asset Value per share	$ 1.00	$ 10.51	$ 17.79

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

			SAM
	Real Estate	SAM	Conservative
	Securities	Balanced	Balanced
Amounts in thousands, except per share amounts	Account	Portfolio	Portfolio
Investment in securities--at cost	$ 143,006	$ –	$ –
Investment in affiliated securities--at cost	$ –	$ 823,237	$ 160,488
Assets
Investment in securities--at value	$ 154,080	$ –	$ –
Investment in affiliated securities--at value	–	826,106	167,951
Cash	21	–	–
Receivables:
Dividends and interest	460	503	125
Fund shares sold	5	12	37
Investment securities sold	547	–	–
Total Assets	155,113	826,621	168,113
Liabilities
Accrued management and investment advisory fees	120	162	33
Accrued distribution fees	–	21	3
Accrued directors' expenses	–	5	–
Accrued other expenses	2	1	–
Payables:
Fund shares redeemed	275	1,195	249
Investment securities purchased	288	–	–
Total Liabilities	685	1,384	285
Net Assets Applicable to Outstanding Shares	$ 154,428	$ 825,237	$ 167,828

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 194,574	$ 846,465	$ 167,296
Accumulated undistributed (overdistributed) net investment income (loss)	1,552	5,598	1,403
Accumulated undistributed (overdistributed) net realized gain (loss)	(52,772)	(29,695)	(8,334)
Net unrealized appreciation (depreciation) of investments	11,074	2,869	7,463
Total Net Assets	$ 154,428	$ 825,237	$ 167,828
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 153,954	$ 724,432	$ 153,593
Shares issued and outstanding	13,727	56,047	14,712
Net Asset Value per share	$ 11.22	$ 12.93	$ 10.44
Class 2: Net Assets	$ 474	$ 100,805	$ 14,235
Shares issued and outstanding	42	7,843	1,372
Net Asset Value per share	$ 11.28	$ 12.85	$ 10.38

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

	SAM
	Conservative	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio	Income Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$ 203,641	$ 176,536	$ 130,289
Assets
Investment in affiliated securities--at value	$ 192,808	$ 188,626	$ 121,093
Receivables:
Dividends and interest	67	179	42
Fund shares sold	19	67	33
Total Assets	192,894	188,872	121,168
Liabilities
Accrued management and investment advisory fees	38	37	24
Accrued distribution fees	16	4	13
Accrued directors' expenses	1	–	–
Payables:
Fund shares redeemed	230	375	52
Total Liabilities	285	416	89
Net Assets Applicable to Outstanding Shares	$ 192,609	$ 188,456	$ 121,079

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 220,981	$ 184,043	$ 141,039
Accumulated undistributed (overdistributed) net investment income (loss)	849	1,838	441
Accumulated undistributed (overdistributed) net realized gain (loss)	(18,388)	(9,515)	(11,205)
Net unrealized appreciation (depreciation) of investments	(10,833)	12,090	(9,196)
Total Net Assets	$ 192,609	$ 188,456	$ 121,079
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 117,730	$ 168,608	$ 64,358
Shares issued and outstanding	9,226	14,673	4,720
Net Asset Value per share	$ 12.76	$ 11.49	$ 13.64
Class 2: Net Assets	$ 74,879	$ 19,848	$ 56,721
Shares issued and outstanding	5,908	1,736	4,182
Net Asset Value per share	$ 12.67	$ 11.43	$ 13.56

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2010 (unaudited)

		SmallCap
	Short-Term	Growth	SmallCap
Amounts in thousands, except per share amounts	Income Account	Account II	Value Account I
Investment in securities--at cost	$ 105,010	$ 64,090	$ 125,877
Assets
Investment in securities--at value	$ 106,670	$ 70,025	$ 123,832
Cash	11	3,563	1,318
Receivables:
Dividends and interest	809	13	193
Expense reimbursement from Manager	–	1	18
Fund shares sold	33	8	732
Investment securities sold	–	224	1,086
Variation margin on futures contracts	4	14	17
Prepaid expenses	–	5	–
Total Assets	107,527	73,853	127,196
Liabilities
Accrued management and investment advisory fees	45	64	119
Accrued other expenses	1	–	1
Payables:
Fund shares redeemed	887	81	117
Investment securities purchased	749	448	1,192
Variation margin on futures contracts	–	58	68
Total Liabilities	1,682	651	1,497
Net Assets Applicable to Outstanding Shares	$ 105,845	$ 73,202	$ 125,699

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 103,799	$ 122,357	$ 167,643
Accumulated undistributed (overdistributed) net investment income (loss)	1,324	(268)	338
Accumulated undistributed (overdistributed) net realized gain (loss)	(867)	(54,585)	(40,112)
Net unrealized appreciation (depreciation) of investments	1,589	5,698	(2,170)
Total Net Assets	$ 105,845	$ 73,202	$ 125,699
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 103,962	$ 70,815	$ 125,551
Shares issued and outstanding	41,393	8,355	11,713
Net Asset Value per share	$ 2.51	$ 8.48	$ 10.72
Class 2: Net Assets	$ 1,883	$ 2,387	$ 148
Shares issued and outstanding	752	284	14
Net Asset Value per share	$ 2.51	$ 8.40	$ 10.72

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	Diversified
	International	Equity
Amounts in thousands	Account	Income Account	Income Account
Net Investment Income (Loss)
Income:
Dividends	$ 6,534	$ 8,220	$ –
Withholding tax	(761)	–	–
Interest	3	52	6,727
Total Income	5,776	8,272	6,727
Expenses:
Management and investment advisory fees	1,521	1,140	516
Distribution Fees - Class 2	3	37	7
Custodian fees	90	2	2
Directors' expenses	4	4	1
Professional fees	14	–	1
Other expenses	1	1	–
Total Expenses	1,633	1,184	527
Net Investment Income (Loss)	4,143	7,088	6,200

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	5,053	(365)	(1,382)
Foreign currency transactions	(94)	–	1
Change in unrealized appreciation/depreciation of:
Investments	(56,479)	(24,211)	5,551
Translation of assets and liabilities in foreign currencies	(26)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(51,546)	(24,576)	4,170
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (47,403)	$ (17,488)	$ 10,370

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	LargeCap	LargeCap	MidCap
Amounts in thousands	Blend Account II	Growth Account	Blend Account
Net Investment Income (Loss)
Income:
Dividends	$ 1,665	$ 702	$ 2,039
Interest	2	4	1
Total Income	1,667	706	2,040
Expenses:
Management and investment advisory fees	673	740	1,116
Distribution Fees - Class 2	1	1	13
Custodian fees	10	2	4
Directors' expenses	3	2	5
Professional fees	–	1	–
Shareholder meeting expense	–	–	1
Other expenses	1	–	2
Total Gross Expenses	688	746	1,141
Less: Reimbursement from Manager	16	–	–
Total Net Expenses	672	746	1,141
Net Investment Income (Loss)	995	(40)	899

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	3,561	20,764	13,222
Foreign currency transactions	–	–	(1)
Futures contracts	(311)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(17,198)	(28,705)	(5,017)
Futures contracts	(148)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(14,096)	(7,941)	8,204
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (13,101)	$ (7,981)	$ 9,103

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

			Principal Capital
	Money	Mortgage	Appreciation
Amounts in thousands	Market Account	Securities Account	Account
Net Investment Income (Loss)
Income:
Dividends	$ –	$ –	$ 763
Interest	528	5,310	2
Total Income	528	5,310	765
Expenses:
Management and investment advisory fees	753	609	316
Distribution Fees - Class 2	4	2	9
Custodian fees	3	2	5
Directors' expenses	6	1	1
Professional fees	12	1	1
Other expenses	3	–	–
Total Gross Expenses	781	615	332
Less: Reimbursement from Manager - Class 1	246	–	–
Less: Reimbursement from Manager - Class 2	3	–	–
Less: Reimbursement from Underwriter - Class 2	4	–	–
Total Net Expenses	528	615	332
Net Investment Income (Loss)	–	4,695	433

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	241	2,713
Other investment companies	44	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	7,041	(9,858)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	44	7,282	(7,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 44	$ 11,977	$ (6,712)

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	Real Estate	SAM	SAM Conservative
Amounts in thousands	Securities Account	Balanced Portfolio	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ 7,057	$ 1,705
Dividends	2,857	–	–
Total Income	2,857	7,057	1,705
Expenses:
Management and investment advisory fees	720	994	202
Distribution Fees - Class 2	–	135	19
Custodian fees	2	–	–
Directors' expenses	2	11	3
Professional fees	–	1	1
Other expenses	2	4	1
Total Expenses	726	1,145	226
Net Investment Income (Loss)	2,131	5,912	1,479

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	8,245	–	–
Investment transactions in affiliated securities	–	(5,836)	(710)
Change in unrealized appreciation/depreciation of:
Investments	(2,337)	–	–
Investments in affiliated securities	–	(19,311)	(713)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	5,908	(25,147)	(1,423)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 8,039	$ (19,235)	$ 56

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 1,264	$ 2,184	$ 701
Total Income	1,264	2,184	701
Expenses:
Management and investment advisory fees	242	214	148
Distribution Fees - Class 2	100	26	76
Directors' expenses	3	3	2
Professional fees	1	1	1
Other expenses	1	1	1
Total Expenses	347	245	228
Net Investment Income (Loss)	917	1,939	473

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(2,046)	744	(1,323)
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	(7,499)	320	(6,655)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	(9,545)	1,064	(7,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (8,628)	$ 3,003	$ (7,505)

See accompanying notes.

11

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2010 (unaudited)

	Short-Term	SmallCap	SmallCap
Amounts in thousands	Income Account	Growth Account II	Value Account I
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 136	$ 1,051
Interest	1,588	1	3
Total Income	1,588	137	1,054
Expenses:
Management and investment advisory fees	218	400	744
Distribution Fees - Class 2	2	3	–
Custodian fees	2	8	27
Directors' expenses	1	1	2
Professional fees	1	1	–
Other expenses	–	–	1
Total Gross Expenses	224	413	774
Less: Reimbursement from Manager	–	8	14
Less: Reimbursement from Manager - Class 1	–	–	82
Total Net Expenses	224	405	678
Net Investment Income (Loss)	1,364	(268)	376

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	462	4,915	5,189
Futures contracts	(111)	11	(55)
Change in unrealized appreciation/depreciation of:
Investments	771	(6,978)	(5,661)
Futures contracts	(195)	(353)	(340)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign currencies	927	(2,405)	(867)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,291	$ (2,673)	$ (491)

See accompanying notes.

12

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 4,143	$ 5,627	$ 7,088	$ 11,704
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	4,959	(63,458)	(365)	(44,476)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(56,505)	134,821	(24,211)	103,699
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,403)	76,990	(17,488)	70,927

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(368)	(14,663)	(3,278)	(19,206)
Class 2	(2)	(84)	(209)	(1,511)
Total Dividends and Distributions	(370)	(14,747)	(3,487)	(20,717)

Capital Share Transactions
Shares sold:
Class 1	52,233	39,843	58,993	58,175
Class 2	104	376	354	1,412
Shares issued in reinvestment of dividends and distributions:
Class 1	368	14,663	3,278	19,206
Class 2	2	84	209	1,511
Shares redeemed:
Class 1	(20,902)	(38,597)	(17,890)	(35,523)
Class 2	(250)	(768)	(3,446)	(10,263)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	31,555	15,601	41,498	34,518
Total Increase (Decrease)	(16,218)	77,844	20,523	84,728

Net Assets
Beginning of period	366,603	288,759	423,787	339,059
End of period (including undistributed net investment income as set forth below)	$ 350,385	$ 366,603	$ 444,310	$ 423,787
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 3,434	$ (245)	$ 7,883	$ 4,282

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	4,636	4,124	4,287	5,150
Class 2	10	36	27	129
Shares issued in reinvestment of dividends and distributions:
Class 1	36	1,466	251	1,623
Class 2	–	8	16	129
Shares redeemed:
Class 1	(1,922)	(4,135)	(1,350)	(3,133)
Class 2	(23)	(82)	(258)	(924)
Net Increase (Decrease)	2,737	1,417	2,973	2,974

See accompanying notes.

13

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Income Account		LargeCap Blend Account II
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 6,200	$ 10,294	$ 995	$ 2,465
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(1,381)	(2,307)	3,250	(27,845)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	5,551	19,627	(17,346)	68,536
Net Increase (Decrease) in Net Assets Resulting from Operations	10,370	27,614	(13,101)	43,156

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,303)	(16,967)	(2,435)	(3,013)
Class 2	(62)	(657)	(9)	(10)
From net realized gain on investments:
Class 1	–	(198)	–	–
Class 2	–	(10)	–	–
Total Dividends and Distributions	(2,365)	(17,832)	(2,444)	(3,023)

Capital Share Transactions
Shares sold:
Class 1	11,383	63,001	7,478	6,951
Class 2	197	541	33	61
Shares issued in reinvestment of dividends and distributions:
Class 1	2,303	17,165	2,435	3,013
Class 2	62	667	9	10
Shares redeemed:
Class 1	(12,448)	(13,882)	(16,638)	(26,257)
Class 2	(1,244)	(3,356)	(61)	(306)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	253	64,136	(6,744)	(16,528)
Total Increase (Decrease)	8,258	73,918	(22,289)	23,605

Net Assets
Beginning of period	202,684	128,766	184,317	160,712
End of period (including undistributed net investment income as set forth below)	$ 210,942	$ 202,684	$ 162,028	$ 184,317
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 5,264	$ 1,401	$ 910	$ 2,359

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,117	6,442	1,237	1,378
Class 2	19	56	5	11
Shares issued in reinvestment of dividends and distributions:
Class 1	226	1,778	403	588
Class 2	6	70	2	2
Shares redeemed:
Class 1	(1,216)	(1,434)	(2,652)	(5,189)
Class 2	(122)	(347)	(10)	(59)
Net Increase (Decrease)	30	6,565	(1,015)	(3,269)

See accompanying notes.

14

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		MidCap Blend Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ (40)	$ 20	$ 899	$ 2,297
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	20,764	(40,564)	13,221	(3,010)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(28,705)	89,993	(5,017)	85,120
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,981)	49,449	9,103	84,407

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,447)	(4,077)	(2,392)
Class 2	–	(2)	(109)	–
From net realized gain on investments:
Class 1	–	–	–	(14,827)
From tax return of capital:
Class 1	–	(22)	–	–
Total Dividends and Distributions	–	(1,471)	(4,186)	(17,219)

Capital Share Transactions
Shares sold:
Class 1	8,470	41,368	9,151	14,063
Class 2	22	90	314	132
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	58,252
Class 2	N/A	N/A	N/A	9,705
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,469	4,077	17,219
Class 2	–	2	109	–
Shares redeemed:
Class 1	(70,505)	(22,640)	(49,296)	(46,377)
Class 2	(76)	(142)	(710)	(206)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(62,089)	20,147	(36,355)	52,788
Total Increase (Decrease)	(70,070)	68,125	(31,438)	119,976

Net Assets
Beginning of period	242,305	174,180	389,161	269,185
End of period (including undistributed net investment income as set forth below)	$ 172,235	$ 242,305	$ 357,723	$ 389,161
Undistributed (Overdistributed) Net Investment Income (Loss)	$ (40)	$ –	$ (1,525)	$ 1,763

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	658	3,810	279	518
Class 2	1	9	10	4
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	1,938
Class 2	N/A	N/A	N/A	323
Shares issued in reinvestment of dividends and distributions:
Class 1	–	137	123	673
Class 2	–	–	3	–
Shares redeemed:
Class 1	(5,177)	(2,167)	(1,480)	(1,796)
Class 2	(6)	(12)	(21)	(7)
Net Increase (Decrease)	(4,524)	1,777	(1,086)	1,653

See accompanying notes.

15

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Money Market Account		Mortgage Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ –	$ 1,057	$ 4,695	$ 7,758
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	44	(4)	241	(63)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	–	–	7,041	3,538
Net Increase (Decrease) in Net Assets Resulting from Operations	44	1,053	11,977	11,233

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,033)	(1,777)	(15,563)
Class 2	–	(24)	(10)	(142)
Total Dividends and Distributions	–	(1,057)	(1,787)	(15,705)

Capital Share Transactions
Shares sold:
Class 1	65,323	184,696	19,418	91,667
Class 2	909	5,453	5	760
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,033	1,777	15,563
Class 2	–	24	10	142
Shares redeemed:
Class 1	(119,910)	(260,080)	(15,109)	(21,695)
Class 2	(2,210)	(16,262)	(251)	(1,297)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(55,888)	(85,136)	5,850	85,140
Total Increase (Decrease)	(55,844)	(85,140)	16,040	80,668

Net Assets
Beginning of period	385,467	470,607	235,464	154,796
End of period (including undistributed net investment income as set forth below)	$ 329,623	$ 385,467	$ 251,504	$ 235,464
Undistributed (Overdistributed) Net Investment Income (Loss)	$ –	$ –	$ 4,441	$ 1,198

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	65,323	184,696	1,892	8,919
Class 2	909	5,453	–	74
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,033	172	1,547
Class 2	–	24	1	14
Shares redeemed:
Class 1	(119,910)	(260,080)	(1,463)	(2,101)
Class 2	(2,210)	(16,262)	(24)	(125)
Net Increase (Decrease)	(55,888)	(85,136)	578	8,328

See accompanying notes.

16

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital
Amounts in thousands	Appreciation Account		Real Estate Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 433	$ 811	$ 2,131	$ 3,637
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	2,713	550	8,245	(28,679)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(9,858)	21,431	(2,337)	60,400
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,712)	22,792	8,039	35,358

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(273)	(1,261)	(1,787)	(5,224)
Class 2	(18)	(65)	(5)	(16)
Total Dividends and Distributions	(291)	(1,326)	(1,792)	(5,240)

Capital Share Transactions
Shares sold:
Class 1	4,275	16,427	6,811	19,852
Class 2	151	461	62	30
Shares issued in reinvestment of dividends and distributions:
Class 1	273	1,261	1,787	5,224
Class 2	18	65	5	16
Shares redeemed:
Class 1	(6,168)	(8,635)	(21,124)	(22,670)
Class 2	(741)	(2,024)	(95)	(239)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,192)	7,555	(12,554)	2,213
Total Increase (Decrease)	(9,195)	29,021	(6,307)	32,331

Net Assets
Beginning of period	101,178	72,157	160,735	128,404
End of period (including undistributed net investment income as set forth below)	$ 91,983	$ 101,178	$ 154,428	$ 160,735
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 424	$ 282	$ 1,552	$ 1,213

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	222	1,038	595	2,396
Class 2	8	30	6	3
Shares issued in reinvestment of dividends and distributions:
Class 1	14	74	150	596
Class 2	1	4	–	2
Shares redeemed:
Class 1	(319)	(554)	(1,812)	(2,809)
Class 2	(38)	(128)	(8)	(26)
Net Increase (Decrease)	(112)	464	(1,069)	162

See accompanying notes.

17

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 5,912	$ 31,788	$ 1,479	$ 8,094
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(5,836)	(7,973)	(710)	(3,530)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(19,311)	120,422	(713)	21,570
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,235)	144,237	56	26,134

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(27,737)	(20,080)	(7,055)	(3,540)
Class 2	(3,663)	(4,062)	(631)	(447)
From net realized gain on investments:
Class 1	–	(15,098)	–	(1,600)
Class 2	–	(3,368)	–	(231)
Total Dividends and Distributions	(31,400)	(42,608)	(7,686)	(5,818)

Capital Share Transactions
Shares sold:
Class 1	54,951	271,287	16,660	72,314
Class 2	2,941	5,713	1,486	1,971
Shares issued in reinvestment of dividends and distributions:
Class 1	27,737	35,178	7,055	5,140
Class 2	3,663	7,430	631	678
Shares redeemed:
Class 1	(42,561)	(51,802)	(17,270)	(15,769)
Class 2	(10,091)	(31,181)	(3,207)	(6,070)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	36,640	236,625	5,355	58,264
Total Increase (Decrease)	(13,995)	338,254	(2,275)	78,580

Net Assets
Beginning of period	839,232	500,978	170,103	91,523
End of period (including undistributed net investment income as set forth below)	$ 825,237	$ 839,232	$ 167,828	$ 170,103
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 5,598	$ 31,086	$ 1,403	$ 7,610

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,941	22,108	1,505	7,400
Class 2	211	466	135	197
Shares issued in reinvestment of dividends and distributions:
Class 1	2,082	2,986	666	534
Class 2	277	634	60	71
Shares redeemed:
Class 1	(3,081)	(4,415)	(1,561)	(1,656)
Class 2	(731)	(2,602)	(288)	(640)
Net Increase (Decrease)	2,699	19,177	517	5,906

See accompanying notes.

18

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative
Amounts in thousands	Growth Portfolio		SAM Flexible Income Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 917	$ 6,731	$ 1,939	$ 10,399
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(2,046)	(8,832)	744	(7,013)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(7,499)	44,574	320	23,224
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,628)	42,473	3,003	26,610

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(4,198)	(5,635)	(9,070)	(5,703)
Class 2	(2,507)	(3,509)	(1,028)	(982)
From net realized gain on investments:
Class 1	–	(6,274)	–	(1,118)
Class 2	–	(4,190)	–	(214)
Total Dividends and Distributions	(6,705)	(19,608)	(10,098)	(8,017)

Capital Share Transactions
Shares sold:
Class 1	10,658	26,743	23,309	68,355
Class 2	2,946	5,689	917	2,024
Shares issued in reinvestment of dividends and distributions:
Class 1	4,198	11,909	9,070	6,821
Class 2	2,507	7,699	1,028	1,196
Shares redeemed:
Class 1	(16,249)	(27,537)	(14,048)	(32,456)
Class 2	(6,203)	(11,255)	(3,464)	(10,545)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,143)	13,248	16,812	35,395
Total Increase (Decrease)	(17,476)	36,113	9,717	53,988

Net Assets
Beginning of period	210,085	173,972	178,739	124,751
End of period (including undistributed net investment income as set forth below)	$ 192,609	$ 210,085	$ 188,456	$ 178,739
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 849	$ 6,637	$ 1,838	$ 9,997

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	760	2,207	1,927	6,236
Class 2	212	470	76	183
Shares issued in reinvestment of dividends and distributions:
Class 1	315	1,026	785	640
Class 2	189	668	90	113
Shares redeemed:
Class 1	(1,169)	(2,308)	(1,155)	(3,025)
Class 2	(447)	(938)	(287)	(990)
Net Increase (Decrease)	(140)	1,125	1,436	3,157

See accompanying notes.

19

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Strategic
Amounts in thousands	Growth Portfolio		Short-Term Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ 473	$ 3,226	$ 1,364	$ 1,897
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(1,323)	(4,222)	351	(128)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(6,655)	28,088	576	3,020
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,505)	27,092	2,291	4,789

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,731)	(1,995)	(528)	(3,839)
Class 2	(1,416)	(1,803)	(9)	(107)
From net realized gain on investments:
Class 1	–	(747)	–	–
Class 2	–	(736)	–	–
Total Dividends and Distributions	(3,147)	(5,281)	(537)	(3,946)

Capital Share Transactions
Shares sold:
Class 1	8,811	17,539	39,667	42,692
Class 2	2,882	6,699	68	924
Shares issued in reinvestment of dividends and distributions:
Class 1	1,731	2,742	528	3,839
Class 2	1,416	2,539	9	107
Shares redeemed:
Class 1	(6,724)	(10,170)	(12,882)	(10,371)
Class 2	(3,706)	(7,008)	(120)	(850)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,410	12,341	27,270	36,341
Total Increase (Decrease)	(6,242)	34,152	29,024	37,184

Net Assets
Beginning of period	127,321	93,169	76,821	39,637
End of period (including undistributed net investment income as set forth below)	$ 121,079	$ 127,321	$ 105,845	$ 76,821
Undistributed (Overdistributed) Net Investment Income (Loss)	$ 441	$ 3,115	$ 1,324	$ 520

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	582	1,427	15,857	17,335
Class 2	192	538	27	378
Shares issued in reinvestment of dividends and distributions:
Class 1	120	223	211	1,591
Class 2	99	207	4	44
Shares redeemed:
Class 1	(455)	(836)	(5,161)	(4,223)
Class 2	(250)	(556)	(48)	(347)
Net Increase (Decrease)	288	1,003	10,890	14,778

See accompanying notes.

20

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2010	2009	30, 2010	2009
Operations
Net investment income (loss)	$ (268)	$ (448)	$ 376	$ 1,126
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	4,926	(15,323)	5,134	(24,729)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	(7,331)	34,472	(6,001)	42,813
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,673)	18,701	(491)	19,210

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(130)	(2,623)
Class 2	–	–	–	(2)
Total Dividends and Distributions	–	–	(130)	(2,625)

Capital Share Transactions
Shares sold:
Class 1	2,818	9,579	6,711	16,591
Class 2	97	158	74	7
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	130	2,623
Class 2	–	–	–	2
Shares redeemed:
Class 1	(6,741)	(9,483)	(14,434)	(18,500)
Class 2	(143)	(350)	(20)	(17)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,969)	(96)	(7,539)	706
Total Increase (Decrease)	(6,642)	18,605	(8,160)	17,291

Net Assets
Beginning of period	79,844	61,239	133,859	116,568
End of period (including undistributed net investment income as set forth below)	$ 73,202	$ 79,844	$ 125,699	$ 133,859
Undistributed (Overdistributed) Net Investment Income (Loss)	$ (268)	$ –	$ 338	$ 92

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	314	1,308	576	1,879
Class 2	10	23	6	1
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	11	275
Shares redeemed:
Class 1	(749)	(1,371)	(1,250)	(2,020)
Class 2	(16)	(49)	(2)	(2)
Net Increase (Decrease)	(441)	(89)	(659)	133

See accompanying notes.

21

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2010, the Fund consists of 40 Accounts. The financial statements for Diversified International Account, Equity Income Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Blend Account, Money Market Account, Mortgage Securities Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

On June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

Effective September 9, 2009, the initial purchase of $10,000 of Class 2 shares of MidCap Blend Account was made by Principal Management Corporation.

Effective October 23, 2009, MidCap Blend Account acquired all the assets and assumed all the liabilities of MidCap Stock Account pursuant to a plan of acquisition approved by shareholders on October 19, 2009. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 7,504,000 shares from MidCap Stock Account for 2,261,000 shares valued at $67,957,000 of MidCap Blend Account at an approximate exchange rate of .30 for Class 1 and Class 2 shares. The investment securities of MidCap Stock Account, with a fair value of approximately $65,157,000 and a cost of $62,126,000 at October 23, 2009 were the primary assets acquired by MidCap Blend Account. For financial reporting purposes, assets received and shares issued by MidCap Blend Account were recorded at fair value; however, the cost basis of the investments received from MidCap Stock Account was carried forward to align ongoing reporting of MidCap Blend’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of MidCap Stock Account and MidCap Blend Account immediately prior to the acquisition were approximately $67,957,000 ($89,000 of accumulated realized losses and $3,031,000 of unrealized appreciation) and $310,953,000, respectively. The aggregate net assets of MidCap Blend Account immediately following the acquisition were $378,910,000.

Assuming the acquisition had been completed on January 1, 2009, the beginning of the fiscal year for MidCap Blend Account, MidCap Blend Account’s pro forma results of operations for the year ended December 31, 2009, would have been $2,799,000 of net investment income, $94,857,000 of net realized and unrealized gain on investments, and $97,656,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MidCap Stock Account that have been included in the MidCap Blend Account’s statement of operations since October 23, 2009.

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of Government & High Quality Bond Account by Mortgage Securities Account. The proposal was submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. on July 8, 2010. The acquisition was completed on July 16, 2010.

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of International SmallCap Account by Diversified International Account. The proposal was submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. on July 8, 2010. The acquisition was completed on July 16, 2010.

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of MidCap Growth Account I by MidCap Blend Account. The proposal was submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. on July 8, 2010. The acquisition was completed on July 16, 2010.

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of MidCap Value Account II by MidCap Blend Account. The proposal was submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. on July 8, 2010. The acquisition was completed on July 16, 2010.

22

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

1. Organization (Continued)

On March 8, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of Short-Term Bond Account by Short-Term Income Account. The proposal was submitted for shareholder vote at a Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. on July 8, 2010. The acquisition was completed on July 16, 2010.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when the shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

23

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in currencies that exceeded 5% of net assets of the Account:

Diversified International Account

Euro	20.4%
Japanese Yen	18.1
British Pound	15.2
Canadian Dollar	6.8
Swiss Franc	6.6
Hong Kong Dollar	5.3

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bear directly, each of the SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

24

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts evaluate tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2010, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Accounts’ U.S. tax returns filed for the fiscal years from 2006-2009. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. At June 30, 2010, Diversified International Account had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $561,000 that expires in 2017, relating to Indian securities.

3. Operating Policies

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

25

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

3. Operating Policies (Continued)

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. Certain of the Accounts participate with other funds managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .125% on the amount of the line of credit. During the period ended June 30, 2010, Diversified International Account, Equity Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Blend Account, Real Estate Securities Account, and SmallCap Growth Account II each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

26

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal national Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

27

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

3. Operating Policies (Continued)

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as hedging	Asset Derivatives June 30, 2010		Liability Derivatives June 30, 2010
instruments under Statement 133	Statement of Assets and	Fair		Fair
	Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap Blend Account II
Equity contracts			Payables, Net Assets Consist of Net unrealized	$136*
appreciation (depreciation) of investments
Short-Term Income Account
Interest rate contracts			Payables, Net Assets Consist of Net unrealized	$71*
appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts			Payables, Net Assets Consist of Net unrealized	$237*
appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts			Payables, Net Assets Consist of Net unrealized	$125*
appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

28

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

June 30, 2010 (unaudited)

3. Operating Policies (Continued)

Derivatives Not Accounted		Realized Gain or (Loss) on	Change in Unrealized Appreciation or
for as Hedging Instruments	Location of Gain or (Loss) On Derivatives	Derivatives Recognized in	(depreciation) of Derivatives Recognized
Under Statement 133	Recognized in Operations	Operations	in Operations
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$(311)	$(148)
	contracts/Change in unrealized
	appreciation/depreciation of Futures contracts
Short-Term Income Account
Interest rate contracts	Net realized gain (loss) from Futures	$(111)	$(194)
	contracts/Change in unrealized
	appreciation/depreciation of Futures contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$11	$(353)
	contracts/Change in unrealized
	appreciation/depreciation of Futures contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$(55)	$(340)
	contracts/Change in unrealized
	appreciation/depreciation of Futures contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2010.

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

29

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

4. Fair Value (Continued)

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of June 30, 2010, there were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Accounts’ securities carried at value (amounts in thousands):

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials	$ 2,242	$ 31,821	$ —	$ 34,063
Communications	2,033	29,381	—	31,414
Consumer, Cyclical	—	43,442	—	43,442
Consumer, Non-cyclical	1,343	49,235	—	50,578
Diversified	—	6,215	—	6,215
Energy	2,665	27,422	—	30,087
Financial	599	77,379	748	78,726
Industrial	—	38,973	—	38,973
Technology	893	13,755	—	14,648
Utilities	150	9,971	—	10,121
Preferred Stocks
Basic Materials	—	1,597	—	1,597
Communications	—	1,157	—	1,157
Consumer, Cyclical	—	47	—	47
Consumer, Non-cyclical	—	2,109	—	2,109
Financial	—	1,481	—	1,481
Utilities	—	250	—	250
Repurchase Agreements	—	4,315	—	4,315
Total investments in securities $	9,925	$ 338,550	$ 748	$ 349,223

30

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
		June 30, 2010 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Equity Income Account
Bonds	$ —		$ 1,140	$ —	$ 1,140
Common Stocks
Basic Materials		7,821	—	—	7,821
Communications		29,998	—	—	29,998
Consumer, Cyclical		48,731	—	—	48,731
Consumer, Non-cyclical		71,391	—	—	71,391
Energy		53,925	—	—	53,925
Financial		102,081	2,047	—	104,128
Industrial		49,664	—	—	49,664
Technology		28,533	—	—	28,533
Utilities		32,257	—	—	32,257
Preferred Stocks
Financial		—	4,372	—	4,372
Repurchase Agreements		—	7,997	—	7,997
U.S. Government & Government Agency Obligations		—	35	—	35
	Total investments in securities $	424,401	$ 15,591	$ —	$ 439,992

Income Account
Bonds	$ —		$ 144,428	$ 2,048	$ 146,476
Common Stocks
Energy		—	—	—	—
Convertible Bonds		—	3,798	—	3,798
Repurchase Agreements		—	6,954	—	6,954
Senior Floating Rate Interests		—	1,986	—	1,986
U.S. Government & Government Agency Obligations		—	49,573	—	49,573
	Total investments in securities $	—	$ 206,739	$ 2,048	$ 208,787

LargeCap Blend Account II
Common Stocks*	$ 154,263		$ —	$ —	$ 154,263
Repurchase Agreements		—	1,684	—	1,684
	Total investments in securities $	154,263	$ 1,684	$ —	$ 155,947
Liabilities
Equity Contracts**
Futures	$ (136)		$ —	$ —	$ (136)

LargeCap Growth Account
Common Stocks*	$ 165,909		$ —	$ —	$ 165,909
Repurchase Agreements		—	6,261	—	6,261
	Total investments in securities $	165,909	$ 6,261	$ —	$ 172,170

31

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
		June 30, 2010 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap Blend Account
Common Stocks
Basic Materials	$ 20,453		$ —	$ —	$ 20,453
Communications		56,756	—	—	56,756
Consumer, Cyclical		44,296	—	—	44,296
Consumer, Non-cyclical		84,371	—	—	84,371
Diversified		4,425	—	—	4,425
Energy		44,110	—	—	44,110
Financial		58,656	—	1,014	59,670
Industrial		10,004	—	—	10,004
Technology		23,537	—	—	23,537
Utilities		10,936	—	—	10,936
Repurchase Agreements		—	203	—	203
	Total investments in securities $	357,544	$ 203	$ 1,014	$ 358,761

Money Market Account
Bonds	$ —		$ 11,587	$ —	$ 11,587
Certificate of Deposit		—	5,400	—	5,400
Commercial Paper		—	241,350	—	241,350
Common Stocks*		7,600	—	—	7,600
Municipal Bonds		—	33,600	—	33,600
Repurchase Agreements		—	24,500	—	24,500
U.S. Government & Government Agency Obligations		—	5,595	—	5,595
	Total investments in securities $	7,600	$ 322,032	$ —	$ 329,632

Mortgage Securities Account
Bonds	$ —		$ 71,202	$ 1,811	$ 73,013
Repurchase Agreements		—	1,713	—	1,713
U.S. Government & Government Agency Obligations		—	176,070	—	176,070
	Total investments in securities $	—	$ 248,985	$ 1,811	$ 250,796

Principal Capital Appreciation Account
Common Stocks*	$ 89,390		$ —	$ —	$ 89,390
Repurchase Agreements		—	2,642	—	2,642
	Total investments in securities $	89,390	$ 2,642	$ —	$ 92,032

Real Estate Securities Account
Common Stocks*	$ 153,762		$ —	$ —	$ 153,762
Repurchase Agreements		—	318	—	318
	Total investments in securities $	153,762	$ 318	$ —	$ 154,080

SAM Balanced Portfolio
Investment Companies	$ 826,106		$ —	$ —	$ 826,106
	Total investments in securities $	826,106	$ —	$ —	$ 826,106

SAM Conservative Balanced Portfolio
Investment Companies	$ 167,951		$ —	$ —	$ 167,951
	Total investments in securities $	167,951	$ —	$ —	$ 167,951

SAM Conservative Growth Portfolio
Investment Companies	$ 192,808		$ —	$ —	$ 192,808
	Total investments in securities $	192,808	$ —	$ —	$ 192,808

32

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
		June 30, 2010 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Flexible Income Portfolio
Investment Companies	$ 188,626		$ —	$ —	$ 188,626
	Total investments in securities $	188,626	$ —	$ —	$ 188,626

SAM Strategic Growth Portfolio
Investment Companies	$ 121,093		$ —	$ —	$ 121,093
	Total investments in securities $	121,093	$ —	$ —	$ 121,093

Short-Term Income Account
Bonds	$ —		$ 103,382	$ 105	$ 103,487
Repurchase Agreements		—	1,701	—	1,701
U.S. Government & Government Agency Obligations		—	1,482	—	1,482
	Total investments in securities $	—	$ 106,565	$ 105	$ 106,670
Liabilities
Equity Contracts**
Futures	$ (71)		$ —	$ —	$ (71)

SmallCap Growth Account II
Common Stocks*	$ 68,417		$ —	$ —	$ 68,417
Repurchase Agreements		—	1,608	—	1,608
	Total investments in securities $	68,417	$ 1,608	$ —	$ 70,025
Liabilities
Equity Contracts**
Futures	$ (237)		$ —	$ —	$ (237)

SmallCap Value Account I
Common Stocks*	$ 119,164		$ —	$ —	$ 119,164
Repurchase Agreements		—	4,668	—	4,668
	Total investments in securities $	119,164	$ 4,668	$ —	$ 123,832
Liabilities
Equity Contracts**
Futures	$ (125)		$ —	$ —	$ (125)

*For additional detail regarding sector classifications, please see the Schedules of Investments.

**Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/depreciation on the instrument.

33

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

4. Fair Value (Continued)

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts in thousands):

	Value			Change in		Transfers Transfers		Value
	December	Accrued	Realized	Unrealized	Net	into	out of	June 30,
Account	31, 2009	Discounts/Premiums Gain/(Loss) Gain/(Loss) Purchases/Sales				Level 3*	Level 3*	2010

Diversified International Account
Common Stocks
Basic Materials	$ 85	$ —	$ —	$ —	$ —	$ —	$ (85)	$ —
Financial	11	—	3	(35)	769	—	—	748
Utilities	—	—	(1)	1	—	—	—	—
Total	$ 96	$ —	$ 2	$ (34)	$ 769	$ —	$ (85)	$ 748

Income Account
Bonds	$ 2,685	$ 39	$ —	$(1,304)	$ (125)	$ 753	$ —	$ 2,048
Total	$ 2,685	$ 39	$ —	$(1,304)	$ (125)	$ 753	$ —	$ 2,048

MidCap Blend Account
Common Stocks
Financial	$ —	$ —	$ —	$ 16	$ —	$ 998	$ —	$ 1,014
Total	$ —	$ —	$ —	$ 16	$ —	$ 998	$ —	$ 1,014

Mortgage Securities Account
Bonds	$ —	$ —	$ —	$ —	$ 1,811	$ —	$ —	$ 1,811
Total	$ —	$ —	$ —	$ —	$ 1,811	$ —	$ —	$ 1,811

Short-Term Income Account
Bonds	$ 94	$ —	$ —	$ 16	$ (5)	$ —	$ —	$ 105
Total	$ 94	$ —	$ —	$ 16	$ (5)	$ —	$ —	$ 105

SmallCap Growth Account II
Common Stocks
Consumer, Non-cyclical	$ 11	$ —	$ 1	$ (3)	$ (9)	$ —	$ —	$ —
Total	$ 11	$ —	$ 1	$ (3)	$ (9)	$ —	$ —	$ —

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired -transfer out of Level 3

3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

34

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
					Over
	First $100	Next $100	Next $100	Next $100	$400
Equity Income Account	0.60%	0.55%	0.50%	0.45%	0.40%
MidCap Blend Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

		Net Assets of Accounts (in millions)
					Over
	First $250	Next $250	Next $250	Next $250	$1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55

	Net Assets of Account
		(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Account					Net Assets of Account
	(in millions)					(in millions)
				First	Next	Next $1	Next $1	Over $3
	First $500 Over $500			$500	$500	billion	billion	billion
Principal Capital			LargeCap Growth
Appreciation Account	.625%	.50%	Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts
	First $2	Over $2
	billion	billion
Income Account	.50%	.45%
Mortgage Securities Account	.50	.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2011. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.02%
SmallCap Growth Account II	0.02
SmallCap Value Account I	0.02

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		From January 1, 2010 through June 30, 2010
	Class 1	Class 2	Expiration
SmallCap Value Account I	0.99%	1.24%	April 30, 2011

35

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2010, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Diversified International Account	22,431	SAM Balanced Portfolio	46,514
Equity Income Account	12,718	SAM Conservative Balanced Portfolio	13,783
LargeCap Blend Account II	26,643	SAM Conservative Growth Portfolio	4,594
LargeCap Growth Account	6,095	SAM Flexible Income Portfolio	12,889
MidCap Blend Account	9,635	SAM Strategic Growth Portfolio	3,238
Money Market Account	317,664	Short-Term Income Account	21,081
Mortgage Securities	1,788	SmallCap Growth II Account	5,026
Principal Capital Appreciation Account	298	SmallCap Value I Account	9,218
Real Estate Securities Account	9,055

6. Investment Transactions

For the period ended June 30, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Diversified International Account	$ 235,656	$ 201,414	SAM Balanced Portfolio	$ 116,998	$ 105,073
Equity Income Account	98,993	52,344	SAM Conservative Balanced Portfolio	22,870	23,647
Income Account	20,739	11,653	SAM Conservative Growth Portfolio	30,786	38,588
LargeCap Blend Account II	30,453	42,363	SAM Flexible Income Portfolio	29,289	20,279
LargeCap Growth Account	50,773	113,950	SAM Strategic Growth Portfolio	21,985	20,249
MidCap Blend Account	40,278	70,616	Short-Term Income Account	59,750	24,610
Mortgage Securities Account	56,402	38,706	SmallCap Growth Account II	33,578	39,790
Principal Capital Appreciation Account	6,751	9,428	SmallCap Value Account I	47,747	55,625
Real Estate Securities Account	34,393	46,759

For the period ended June 30, 2010, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Income Account	$ 1,986	$ 8,545	Short-Term Income Account	$ –	$ 4,063
Mortgage Securities Account	14,306	15,926

36

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2010 and December 31, 2009 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain		Return of Capital
	2010	2009	2010	2009*	2010	2009
Diversified International Account	$ 370 $	14,747	$ – $	–	$ – $	–
Equity Income Account	3,487	20,717	–	–	–	–
Income Account	2,365	17,680	–	152	–	–
LargeCap Blend Account II	2,444	3,023	–	–	–	–
LargeCap Growth Account	–	1,449	–	–	–	22
MidCap Blend Account	4,186	2,392	–	14,827	–	–
Money Market Account	–	1,057	–	–	–	–
Mortgage Securities Account	1,787	15,705	–	–	–	–
Principal Capital Appreciation Account	291	1,326	–	–	–	–
Real Estate Securities Account	1,792	5,240	–	–	–	–
SAM Balanced Portfolio	31,400	24,142	–	18,466	–	–
SAM Conservative Balanced Portfolio	7,686	4,356	–	1,462	–	–
SAM Conservative Growth Portfolio	6,705	8,970	–	10,638	–	–
SAM Flexible Income Portfolio	10,098	6,893	–	1,124	–	–
SAM Strategic Growth Portfolio	3,147	3,798	–	1,483	–	–
Short-Term Income Account	537	3,946	–	–	–	–
SmallCap Value Account I	130	2,625	–	–	–	–

*The accounts designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of December 31, 2009, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

Undistributed
Ordinary Income
Diversified International Account	$ 359
Equity Income Account	3,099
Income Account	2,295
LargeCap Blend Account II	2,360
MidCap Blend Account	4,071
Mortgage Securities Account	1,734
Principal Capital Appreciation Account	282
Real Estate Securities Account	1,212
SAM Balanced Portfolio	31,086
SAM Conservative Balanced Portfolio	7,610
SAM Conservative Growth Portfolio	6,638
SAM Flexible Income Portfolio	9,997
SAM Strategic Growth Portfolio	3,115
Short-Term Income Account	520
SmallCap Value Account I	70

As of December 31, 2009, LargeCap Growth Account, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

37

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2009, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:
										Annual
	2010	2011	2012	2013	2014	2015	2016	2017	Total	Limitations*
Diversified International Account	$ –	$–	$–	$–	$–	$ – $ 57,765 $ 99,463 $ 157,228 $				–
Equity Income Account	–	–	–	–	–	–	46,356	62,643	108,999	–
Income Account	–	–	–	–	–	–	–	2,836	2,836	–
LargeCap Blend Account II	–	–	–	–	–	–	18,641	34,681	53,322	–
LargeCap Growth Account	18,104	12,160	–	1,468	–	–	15,047	51,553	98,332	12,160
MidCap Blend Account	–	–	–	–	–	–	–	6,973	6,973	–
Money Market Account	–	–	–	–	–	–	298	4	302	–
Mortgage Securities Account	–	1,673	1,119	782	1,308	436	608	434	6,360	–
Principal Capital Appreciation Account	–	–	–	–	–	–	120	9	129	–
Real Estate Securities Account	–	–	–	–	–	–	16,384	39,227	55,611	–
SAM Balanced Portfolio	–	–	–	–	–	–	–	2,143	2,143	–
SAM Conservative Balanced Portfolio	–	–	–	–	–	–	–	114	114	–
SAM Conservative Growth Portfolio	–	–	–	–	–	–	173	4,565	4,738	936
SAM Flexible Income Portfolio	–	–	–	–	–	–	–	2,039	2,039	–
SAM Strategic Growth Portfolio	–	–	–	–	–	–	–	988	988	–
Short-Term Income Account	–	112	85	–	42	43	617	70	969	–
SmallCap Growth Account II	20,647	–	7,505	–	–	–	9,450	21,145	58,747	1,977
SmallCap Value Account I	–	–	–	–	–	–	11,809	28,946	40,755	–

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Account’s losses have been subjected to an annual limitation.

As of December 31, 2009, LargeCap Growth Account and Short-Term Income Account had $9,548,000 and $35,000 in expired capital loss carryforwards, respectively. No Funds utilized any capital loss carryforward during the period.

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At December 31, 2009, the Accounts had approximate post-October losses as follows (amounts in thousands):

Diversified International Account	$ 936
LargeCap Growth Account	1,111
Mortgage Securities Account	72
SAM Balanced Portfolio	42
SAM Conservative Balanced Portfolio	5
SAM Conservative Growth Portfolio	198
SAM Flexible Income Portfolio	8
SAM Strategic Growth Portfolio	113
SmallCap Growth Account II	4
SmallCap Value Account I	346

38

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

COMMON STOCKS - 96.54%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Havas SA	18,152 $	80	Grupo Financiero Banorte SAB de CV	96,500 $	366
			HDFC Bank Ltd ADR	2,261	323
Aerospace & Defense - 0.60%			Home Capital Group Inc	2,300	91
Meggitt PLC	29,035	135	HSBC Holdings PLC	556,286	5,082
MTU Aero Engines Holding AG	12,983	723	ICICI Bank Ltd ADR	7,485	270
Saab AB	4,590	52	Industrial and Commercial Bank of China Ltd	1,129,000	821
Safran SA	42,122	1,175	Industrial Bank of Korea	17,600	206
	$ 2,085		KBC Groep NV (a)	19,331	741
Agriculture - 0.64%			Komercni Banka AS	950	152
British American Tobacco PLC	70,553	2,239	Laurentian Bank of Canada	2,100	83
Golden Agri-Resources Ltd - Warrants (a)	170,932	12	Lloyds Banking Group PLC (a)	2,021,991	1,596
Souza Cruz SA	254	10	Malayan Banking Bhd	281,600	655
	$ 2,261		Mitsubishi UFJ Financial Group Inc	91,000	413
Airlines - 0.40%			National Australia Bank Ltd	85,210	1,647
Air China Ltd (a)	352,000	345	Nordea Bank AB	199,310	1,644
Singapore Airlines Ltd	100,393	1,041	Powszechna Kasa Oszczednosci Bank Polski SA	20,725	221
	$ 1,386		Royal Bank of Canada	17,500	833
Apparel - 0.47%			Sberbank of Russian Federation	281,779	677
Gildan Activewear (a)	29,900	859	Standard Bank Group Ltd/South Africa	27,258	361
Yue Yuen Industrial Holdings Ltd	251,500	781	Standard Chartered PLC	137,573	3,350
	$ 1,640		State Bank of India Ltd	4,125	410
			Sumitomo Mitsui Financial Group Inc	65,700	1,859
Automobile Manufacturers - 3.21%
Daimler AG (a)	63,664	3,222	Sumitomo Trust & Banking Co Ltd/The	131,000	667
			Sydbank A/S (a)	3,054	62
Dongfeng Motor Group Co Ltd	229,920	267
Hino Motors Ltd	120,000	592	Torinto Dominion Bank	51,045	3,308
Honda Motor Co Ltd	67,900	1,994	Turkiye Garanti Bankasi AS	76,437	318
Hyundai Motor Co	2,348	275	Turkiye Halk Bankasi AS	44,952	332
			United Overseas Bank Ltd	123,000	1,711
Kia Motors Corp	13,610	361	Yapi ve Kredi Bankasi AS (a)	89,306	242
Mahindra & Mahindra Ltd	13,350	178
Nissan Motor Co Ltd	270,400	1,884		$ 51,048
Renault SA (a)	26,928	998	Beverages - 1.66%
Tata Motors Ltd	21,559	357	Britvic PLC	11,069	78
Toyota Motor Corp	29,333	1,008	Carlsberg A/S	23,654	1,803
Yulon Motor Co Ltd	122,000	119	Cia de Bebidas das Americas ADR	6,838	691
	$ 11,255		Fomento Economico Mexicano SAB de CV ADR	7,879	340
			Heineken NV	34,762	1,473
Automobile Parts & Equipment - 1.37%
Continental AG (a)	12,853	661	SABMiller PLC	50,419	1,414
Exedy Corp	1,499	38		$ 5,799
FCC Co Ltd	4,000	75	Building Materials - 0.66%
Hyundai Mobis	1,670	280	Adelaide Brighton Ltd	34,054	76
Keihin Corp	8,792	152	Asahi Glass Co Ltd	105,000	986
NHK Spring Co Ltd	5,000	46	Holcim Ltd	12,860	861
Nissin Kogyo Co Ltd	4,300	63	Hong Leong Asia Ltd	27,000	65
Sumitomo Electric Industries Ltd	107,500	1,253	Siam Cement PCL	22,858	196
Toyoda Gosei Co Ltd	31,500	781	Sika AG	75	133
Valeo SA (a)	52,951	1,440		$ 2,317
	$ 4,789		Chemicals - 2.44%
Banks - 14.58%			BASF SE	55,556	3,042
Aareal Bank AG (a)	7,065	118	Croda International PLC	6,113	92
Australia & New Zealand Banking Group Ltd	97,146	1,745	Daicel Chemical Industries Ltd	181,006	1,221
Banca Generali SpA	4,486	43	Formosa Chemicals & Fibre Corp	105,000	240
Banco do Brasil SA	32,345	448	Hanwha Chem Corp	24,280	349
			Kolon Industries Inc (a)	1,656	84
Banco Santander SA	78,666	825
Bangkok Bank Public Co	49,100	192	Lanxess AG	2,435	103
Bank Mandiri Tbk PT	1,259,500	825	LG Chem Ltd	752	188
Bank of China Ltd	627,000	316	Lintec Corp	2,110	38
Bank of Montreal	47,700	2,587	Mitsui Chemicals Inc	265,000	741
Bank of Queensland Ltd	8,799	77	Nippon Kayaku Co Ltd	12,791	109
Bank of Yokohama Ltd/The	305,391	1,397	Nippon Shokubai Co Ltd	8,912	84
Barclays PLC	214,468	856	Nippon Synthetic Chemical Industry Co Ltd/The	5,000	29
BNP Paribas	63,814	3,434	Rhodia SA	51,564	855
BNP Paribas - Rights (a),(b)	529,061	204	Syngenta AG	5,648	1,305
BOC Hong Kong Holdings Ltd	465,000	1,059	Toagosei Co Ltd	9,000	40
Canadian Western Bank	5,500	122	Zeon Corp	13,000	76
Chiba Bank Ltd/The	240,063	1,449		$ 8,596
China Construction Bank Corp	1,525,183	1,228	Coal - 0.30%
DBS Group Holdings Ltd	165,000	1,601	Banpu Public Co Ltd	16,100	300
Deutsche Bank AG	29,736	1,667	Centennial Coal Company Ltd	21,404	79
DnB NOR ASA	213,730	2,056	Exxaro Resources Ltd	20,083	287
			Grande Cache Coal Corp (a)	13,700	71
FirstRand Ltd	152,876	358
			Whitehaven Coal Ltd	17,986	71

See accompanying notes.

39

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Coal (continued)			Electrical Components & Equipment (continued)
Yanzhou Coal Mining Co Ltd	134,000 $	258	Hitachi Ltd	660,261 $	2,398
	$ 1,066		SMA Solar Technology AG	554	56
Commercial Services - 0.64%				$ 3,886
Adecco SA	28,552	1,362	Electronics - 2.66%
Aggreko PLC	4,399	92	AAC Acoustic Technologies Holdings Inc	42,000	60
Babcock International Group PLC	11,950	106	Alps Electric Co Ltd	13,800	118
COSCO Pacific Ltd	230,000	271	Chemring Group PLC	2,364	105
Prosegur Cia de Seguridad SA	2,935	125	Electrocomponents PLC	24,022	77
Rentokil Initial PLC (a)	43,361	69	Hon Hai Precision Industry Co Ltd (a)	113,470	398
Zhejiang Expressway Co Ltd	196,000	181	Horiba Ltd	2,800	75
	$ 2,206		Japan Aviation Electronics Industry Ltd	10,000	63
Computers - 1.66%			Koninklijke Philips Electronics NV	94,329	2,817
CGI Group Inc (a)	124,667	1,855	Kyocera Corp	13,500	1,093
Dimension Data Holdings PLC	43,989	62	LG Display Co Ltd	8,830	290
HTC Corp	22,000	292	Minebea Co Ltd	129,000	715
Infosys Technologies Ltd ADR	14,907	893	Nippon Chemi-Con Corp	41,294	180
Lenovo Group Ltd	186,000	100	Nippon Electric Glass Co Ltd	91,000	1,042
Lite-On Technology Corp	216,750	237	Omron Corp	57,200	1,247
Melco Holdings Inc	2,400	76	Samsung Electro-Mechanics Co Ltd	2,912	364
NTT Data Corp	265	978	Taiyo Yuden Co Ltd	5,000	67
Tata Consultancy Services Ltd	21,623	347	Tripod Technology Corp	88,000	325
TDK Corp	18,200	996	WPG Holdings Co Ltd	168,000	310
	$ 5,836			$ 9,346
Consumer Products - 0.51%			Engineering & Contruction - 1.22%
Reckitt Benckiser Group PLC	38,596	1,795	Bilfinger Berger AG	11,643	646
			Bradken Ltd	11,648	70
Cosmetics & Personal Care - 0.41%			Carillion PLC	16,506	76
Fancl Corp	4,497	64	Daelim Industrial Co Ltd	5,641	291
Shiseido Co Ltd	62,000	1,366	Hochtief AG	18,951	1,135
	$ 1,430		Imtech NV	5,210	134
Distribution & Wholesale - 1.60%			NCC AB	8,609	128
DCC PLC	4,698	106	Obrascon Huarte Lain SA	3,808	85
D'ieteren SA	141	60	SHO-BOND Holdings Co Ltd	3,500	70
Inchcape PLC (a)	17,482	64	Tecnicas Reunidas SA	1,349	61
Marubeni Corp	266,723	1,367	Vinci SA	36,359	1,510
Mitsubishi Corp	102,011	2,111	YIT OYJ	3,871	69
Sumitomo Corp	187,069	1,868		$ 4,275
	$ 5,576		Food - 4.24%
Diversified Financial Services - 0.53%			Aryzta AG	1,473	57
Azimut Holding SpA	9,636	80	China Yurun Food Group Ltd	59,000	186
Challenger Financial Services Group Ltd	25,542	74	Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,311	300
Chinatrust Financial Holding Co Ltd	662,000	362	ADR
Close Brothers Group PLC	7,034	72	CSM	34,829	1,034
Fubon Financial Holding Co Ltd (a)	252,000	280	Danisco A/S	1,621	109
IG Group Holdings PLC	15,828	99	Delhaize Group SA	24,960	1,811
International Personal Finance PLC	14,373	41	Ebro Puleva SA	8,028	136
Kenedix Inc (a)	340	56	Fuji Oil Co Ltd	5,000	74
KGI Securities Co Ltd (c)	12,603	98	Jeronimo Martins SGPS SA	85,126	780
Shinhan Financial Group Co Ltd	12,210	449	Koninklijke Ahold NV	148,624	1,839
Tullett Prebon PLC	16,116	76	Marine Harvest ASA	1,419,000	937
Woori Finance Holdings Co Ltd	12,910	152	Metro AG	20,345	1,039
	$ 1,839		Morinaga Milk Industry Co Ltd	15,000	58
Electric - 1.79%			Nestle SA	114,454	5,519
Atco Ltd	2,800	125	Nippon Suisan Kaisha Ltd	20,000	64
Chubu Electric Power Co Inc	44,200	1,097	Nutreco Holding NV	1,793	96
Empresa Nacional de Electricidad SA/Chile	238,981	368	Shoprite Holdings Ltd	36,497	392
Enel SpA	371,123	1,571	Tiger Brands Ltd	77	2
International Power PLC	204,669	914	Uni-President Enterprises Corp	287,988	316
Iride SpA	24,695	37	Viscofan SA	2,909	78
Okinawa Electric Power Co Inc/The	600	31		$ 14,827
Reliance Infrastructure Ltd	11,805	302	Food Service - 0.49%
RusHydro ADR(a)	31,268	150	Compass Group PLC	225,569	1,716
RWE AG	9,842	645
Tenaga Nasional BHD	135,900	352	Forest Products & Paper - 0.92%
Terna Rete Elettrica Nazionale SpA	181,518	653	Billerud AB	10,754	65
			Fibria Celulose SA ADR(a)	19,530	289
	$ 6,245
Electrical Components & Equipment - 1.11%			Holmen AB	3,250	77
Bekaert SA	558	93	Lee & Man Paper Manufacturing Ltd	344,000	253
Fujikura Ltd	29,000	126	Mondi PLC	14,924	85
			Sino-Forest Corp (a)	38,700	550
Furukawa Electric Co Ltd	278,000	1,213
			Suzano Papel e Celulose SA	19,700	166

See accompanying notes.

40

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Investment Companies - 0.04%
Svenska Cellulosa AB	145,805 $	1,715	Kinnevik Investment AB	9,472 $	152
	$ 3,200
Gas - 0.57%			Iron & Steel - 1.44%
Canadian Utilities Ltd	13,800	588	Cia Siderurgica Nacional SA ADR	22,358	329
Tokyo Gas Co Ltd	311,417	1,422	Evraz Group SA (a)	7,600	177
	$ 2,010		Ferrexpo PLC	13,784	51
Hand & Machine Tools - 0.79%			JFE Holdings Inc	56,100	1,736
Disco Corp	13,969	884	Kobe Steel Ltd	377,000	718
Fuji Electric Holdings Co Ltd	385,000	1,108	Mechel ADR	10,316	187
			Mount Gibson Iron Ltd (a)	65,407	83
Schindler Holding AG	9,087	766
	$ 2,758		OneSteel Ltd	219,501	543
Healthcare - Products - 0.36%			POSCO ADR	8,058	760
Coloplast A/S	10,253	1,018	Shougang Concord International Enterprises Co	1,914,000	269
DiaSorin SpA	1,768	65	Ltd (a)
Nihon Kohden Corp	4,200	78	Ternium SA ADR	5,509	181
SSL International PLC	8,146	98		$ 5,034
	$ 1,259		Lodging - 0.12%
Healthcare - Services - 0.03%			Genting Bhd	104,600	229
Ramsay Health Care Ltd	8,940	105	Millennium & Copthorne Hotels PLC	7,973	48
			SJM Holdings Ltd	186,000	156
Holding Companies - Diversified - 1.77%				$ 433
GS Holdings	10,380	323	Machinery - Construction & Mining - 0.02%
Hutchison Whampoa Ltd	241,000	1,483	Danieli & C. Officine Meccaniche SpA	4,147	75
Imperial Holdings Ltd	22,853	254
KOC Holding AS	129,267	437	Machinery - Diversified - 1.37%
LG Corp	6,123	328	Kone OYJ	37,185	1,481
Noble Group Ltd	1,456,127	1,760	Metso OYJ	43,458	1,393
Shanghai Industrial Holdings Ltd	63,000	249	Sumitomo Heavy Industries Ltd	178,000	1,044
Wharf Holdings Ltd	285,000	1,381	Weir Group PLC/The	56,795	873
	$ 6,215			$ 4,791
Home Builders - 0.34%			Media - 1.30%
Daiwa House Industry Co Ltd	97,000	873	Gestevision Telecinco SA	5,330	47
			ITV PLC (a)	1,291,562	965
MRV Engenharia e Participacoes SA	35,671	252
Persimmon PLC (a)	15,873	82	Mediaset SpA	104,362	594
	$ 1,207		Metropole Television SA	3,174	64
Home Furnishings - 1.10%			Pearson PLC	108,004	1,421
Arcelik AS	61,851	260	Quebecor Inc	2,000	61
Electrolux AB	88,589	2,025	Societe Television Francaise 1	7,677	100
			Ten Network Holdings Ltd (a)	42,351	57
Indesit Co SpA	7,087	80
Noritz Corp	2,700	44	TV Asahi Corp	36	52
Pioneer Corp	18,700	62	WPP PLC	127,202	1,198
SEB SA	1,231	80		$ 4,559
Sony Corp	49,000	1,307	Metal Fabrication & Hardware - 0.56%
	$ 3,858		Hanwa Co Ltd	18,000	71
Insurance - 4.29%			JFE Shoji Holdings Inc	15,000	59
Allianz SE	20,397	2,013	SKF AB	44,711	802
Amlin PLC	128,814	741	Vallourec SA	5,907	1,018
Aviva PLC	262,988	1,222		$ 1,950
China Life Insurance Co Ltd	79,000	345	Mining - 4.91%
Hannover Rueckversicherung AG	25,448	1,091	Alamos Gold Inc	8,400	129
			Anglo American PLC (a)	64,728	2,255
Helvetia Holding AG	336	88
			Anglo Platinum Ltd (a)	187	18
Hyundai Marine & Fire Insurance Co Ltd	9,740	193
ING Groep NV (a)	190,908	1,413	Antofagasta PLC	21,270	247
Lancashire Holdings Ltd	11,043	82	BHP Billiton Ltd	125,253	3,897
Ping An Insurance Group Co of China Ltd (b)	90,500	748	Boliden AB	4,322	48
Powszechny Zaklad Ubezpieczen SA (a)	1,051	109	Grupo Mexico SAB de CV	174,400	414
Sampo OYJ	86,780	1,830	IAMGOLD Corp	72,825	1,284
Sanlam Ltd	135,452	402	Impala Platinum Holdings Ltd	23,822	554
SCOR SE	3,938	75	KGHM Polska Miedz SA	12,520	324
Sony Financial Holdings Inc	301	1,004	Korea Zinc Co Ltd	1,450	256
			Medusa Mining Ltd (a)	14,689	48
Tokio Marine Holdings Inc	52,800	1,388
Zurich Financial Services	10,364	2,284	MMC Norilsk Nickel ADR	25,487	368
	$ 15,028		Orica Ltd	49,089	1,033
			Red Back Mining Inc (a)	7,565	191
Internet - 0.18%
Atea ASA	8,800	51	Rio Tinto Ltd	71,814	3,949
			SEMAFO Inc (a)	16,200	122
Rightmove PLC	9,013	85
Tencent Holdings Ltd	32,000	530	Sesa Goa Ltd	19,188	144
	$ 666		Sterlite Industries India Ltd ADR	8,970	128
			Tek Cominco Limited	56,442	1,669

See accompanying notes.

41

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Real Estate (continued)
Zijin Mining Group Co Ltd	208,000 $	155	Cheung Kong Holdings Ltd	106,000 $	1,223
	$ 17,233		Cyrela Brazil Realty SA Empreendimentos e	24,492	267
Miscellaneous Manufacturing - 1.83%			Participacoes
Aalberts Industries NV	5,203	67	Daito Trust Construction Co Ltd	13,100	742
Ansell Ltd	10,319	113	Great Eagle Holdings Ltd	28,000	71
Cookson Group PLC (a)	122,910	707	Henderson Land Development Co Ltd - Warrants	34,400	6
			(a)
FUJIFILM Holdings Corp	33,100	956
Largan Precision Co Ltd (a)	13,000	207	Hongkong Land Holdings Ltd	221,000	1,092
Melrose PLC	17,460	54	Huaku Development Co Ltd	52,000	128
Siemens AG	38,981	3,494	Keppel Land Ltd	267,000	737
Tomkins PLC	245,621	825	Lend Lease Group	112,356	684
	$ 6,423		Midland Holdings Ltd	70,000	57
			PSP Swiss Property AG (a)	1,672	100
Office & Business Equipment - 0.51%
Canon Inc	47,600	1,774	Rossi Residencial SA	15,111	109
			Shimao Property Holdings Ltd	142,500	221
Oil & Gas - 6.79%			Sun Hung Kai Properties Ltd	96,000	1,313
Alliance Oil Co Ltd (a)	4,235	47	Swiss Prime Site AG (a)	2,239	136
Bankers Petroleum Ltd (a)	18,800	124	Wihlborgs Fastigheter AB	3,577	68
Baytex Energy Trust	5,800	173		$ 9,043
BG Group PLC	141,966	2,111	REITS - 0.47%
BP PLC	312,634	1,497	CapitaMall Trust	407,000	530
Cenovus Energy, Inc	57,958	1,492	Dundee Real Estate Investment Trust	2,600	60
China Petroleum & Chemical Corp	368,000	297	Japan Retail Fund Investment Corp	187	228
CNOOC Ltd	561,000	954	Kenedix Realty Investment Corp	36	100
EnCana Corp	60,758	1,840	Klepierre	23,307	644
EnQuest PLC (a)	1	—	United Urban Investment Corp	9	54
Gazprom OAO ADR	35,108	661		$ 1,616
JX Holdings Inc (a)	240,750	1,190	Retail - 3.31%
Lukoil OAO ADR	9,649	497	Aeon Co Ltd	172,330	1,823
Petrobank Energy & Resources Ltd (a)	37,476	1,318	Alimentation Couche Tard Inc	6,700	113
PetroChina Co Ltd	731,199	809	Cie Financiere Richemont SA	39,482	1,379
Petroleo Brasileiro SA ADR	43,898	1,507	Don Quijote Co Ltd	2,400	64
Petrominerales Ltd	3,000	70	Dufry Group (a)	1,014	76
PTT Public Company Limited (b)	33,300	250	EDION Corp	9,600	73
Reliance Industries Ltd (c)	11,991	560	GOME Electrical Appliances Holdings Ltd (a)	442,000	133
Rosneft Oil Co	45,335	276	Grupo Comercial Chedraui SA de CV (a)	50,958	133
Royal Dutch Shell PLC - A Shares	66,132	1,669	Halfords Group PLC	11,109	81
Royal Dutch Shell PLC - B Shares	79,868	1,930	J Front Retailing Co Ltd	118,000	568
SK Energy Co Ltd	2,509	223	JB Hi-Fi Ltd	9,110	145
Statoil ASA	121,864	2,348	K's Holdings Corp	28,340	580
Total SA	43,751	1,953	Lojas Renner SA	14,100	386
	$ 23,796		Lotte Shopping Co Ltd	1,206	346
Oil & Gas Services - 1.51%			Massmart Holdings Ltd	21,826	335
Acergy SA	76,041	1,126	PPR	9,047	1,124
Petrofac Ltd	68,504	1,205	President Chain Store Corp	42,000	124
Saipem SpA	46,602	1,419	PT Astra International Tbk	155,500	822
Subsea 7 Inc (a)	5,134	77	Swatch Group AG/The	4,646	1,310
Technip SA	24,403	1,400	Wal-Mart de Mexico SAB de CV	241,000	534
TGS Nopec Geophysical Co ASA	6,642	77	WH Smith PLC	16,193	99
	$ 5,304		Woolworths Holdings Ltd/South Africa	147,056	457
Packaging & Containers - 0.02%			Yamada Denki Co Ltd	13,420	877
Rengo Co Ltd	13,000	82		$ 11,582
			Semiconductors - 1.50%
Pharmaceuticals - 5.96%			Aixtron AG	4,037	96
AstraZeneca PLC	80,723	3,806	ASM International NV (a)	3,062	60
China Shineway Pharmaceutical Group Ltd	81,000	246	ASML Holding NV	34,270	943
Chugai Pharmaceutical Co Ltd	43,200	769	Chipbond Technology Corp (a)	163,000	240
Dr Reddys Laboratories Ltd	10,623	332	Hynix Semiconductor Inc (a)	11,960	242
GlaxoSmithKline PLC	69,622	1,182	Novatek Microelectronics Corp Ltd	123,000	330
Kobayashi Pharmaceutical Co Ltd	1,800	76	Powertech Technology Inc	115,000	319
Novartis AG	73,605	3,567	Samsung Electronics Co Ltd	2,655	1,665
Novo Nordisk A/S	29,617	2,393	Taiwan Semiconductor Manufacturing Co Ltd	372,140	696
Roche Holding AG	27,453	3,779	Tokyo Electron Ltd	12,500	673
Sanofi-Aventis SA	43,379	2,613		$ 5,264
Shire PLC	93,360	1,915	Shipbuilding - 0.07%
Stada Arzneimittel AG	4,787	158	Hyundai Heavy Industries Co Ltd	1,242	236
United Laboratories Ltd/The	44,000	60
	$ 20,896		Software - 0.51%
Real Estate - 2.58%			Autonomy Corp PLC (a)	36,931	1,007
Arnest One Corp	7,692	78	Micro Focus International PLC	13,223	83
Brookfield Asset Management Inc	88,958	2,011	Temenos Group AG (a)	20,801	501

See accompanying notes.

42

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Totvs SA	2,500 $	183	REPURCHASE AGREEMENTS - 1.23%	(000's)	Value (000's)
	$ 1,774		Banks - 1.23%
Telecommunications - 7.44%			Investment in Joint Trading Account; Bank of	$ 1,660	$ 1,660
America Movil SAB de CV ADR	29,740	1,413	America Repurchase Agreement; 0.02%
BT Group PLC	774,638	1,495	dated 06/30/10 maturing 07/01/10
China Mobile Ltd	173,285	1,722	(collateralized by Sovereign Agency Issues
Eutelsat Communications	27,705	927	and US Treasury Note; $1,693,624; 0.00% -
Hitachi Kokusai Electric Inc	7,000	56	4.75%; dated 05/15/14 - 07/15/17)
Koninklijke KPN NV	134,897	1,720	Investment in Joint Trading Account; Credit Suisse	696	696
KT Corp	9,160	338	Repurchase Agreement; 0.01% dated
Manitoba Telecom Services Inc	3,000	76	06/30/10 maturing 07/01/10 (collateralized by
Mobile Telesystems OJSC ADR	13,535	259	US Treasury Note; $709,581; 1.38%; dated
Nippon Telegraph & Telephone Corp	31,000	1,263	01/15/13)
NTT DoCoMo Inc	1,514	2,293	Investment in Joint Trading Account; Deutsche	410	410
Portugal Telecom SGPS SA	88,778	887	Bank Repurchase Agreement; 0.03% dated
Rogers Communications - Class B	60,900	1,990	06/30/10 maturing 07/01/10 (collateralized by
Softbank Corp	57,000	1,512	Sovereign Agency Issues; $418,386; 4.13% -
Taiwan Mobile Co Ltd	176,000	359	4.50%; dated 01/15/13 - 09/27/13)
Telefonaktiebolaget LM Ericsson	197,697	2,193	Investment in Joint Trading Account; Morgan	1,549	1,549
Telefonica SA	45,945	851	Stanley Repurchase Agreement; 0.02% dated
Telenet Group Holding NV (a)	36,946	969	06/30/10 maturing 07/01/10 (collateralized by
Telenor ASA	150,800	1,900	Sovereign Agency Issues; $1,579,823; 0.00%
TeliaSonera AB	179,939	1,156	- 2.50%; dated 07/12/10 - 04/29/14)
Telkom SA Ltd	34,595	170			$ 4,315
Vivo Participacoes SA ADR	13,940	361	TOTAL REPURCHASE AGREEMENTS		$ 4,315
Vodacom Group Ltd	34,653	263	Total Investments		$ 349,223
Vodafone Group PLC	939,756	1,936	Other Assets in Excess of Liabilities, Net -
	$ 26,109		0.33%		$ 1,162
Transportation - 0.19%			TOTAL NET ASSETS - 100.00%		$ 350,385
Construcciones y Auxiliar de Ferrocarriles SA	154	63
Koninklijke Vopak NV	3,924	144
Pacific Basin Shipping Ltd	124,000	77	(a) Non-Income Producing Security
Seino Holdings Corp	14,000	96	(b)	Market value is determined in accordance with procedures established in
Sincere Navigation	182,000	211	good faith by the Board of Directors. At the end of the period, the value of
Stagecoach Group PLC	30,021	79	these securities totaled $1,202 or 0.34% of net assets.
	$ 670		(c)	Security exempt from registration under Rule 144A of the Securities Act of
Water - 0.53%			1933. These securities may be resold in transactions exempt from
Pennon Group PLC	13,453	111	registration, normally to qualified institutional buyers. Unless otherwise
Severn Trent PLC	38,282	702	indicated, these securities are not considered illiquid. At the end of the
United Utilities Group PLC	134,522	1,053	period, the value of these securities totaled $658 or 0.19% of net assets.
	$ 1,866
TOTAL COMMON STOCKS	$ 338,267
PREFERRED STOCKS - 1.90%	Shares Held Value (000's)		Unrealized Appreciation (Depreciation)
Apparel - 0.02%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Hugo Boss AG	1,212	47	cost of investments held as of the period end were as follows:

Banks - 0.42%			Unrealized Appreciation		$ 26,409
Banco Bradesco SA	45,699	719	Unrealized Depreciation		(37,638)
Itau Unibanco Holding SA	41,915	756	Net Unrealized Appreciation (Depreciation)		$ (11,229)
	$ 1,475		Cost for federal income tax purposes		$ 360,452
Consumer Products - 0.60%			All dollar amounts are shown in thousands (000's)
Henkel AG & Co KGaA	43,250	2,109

Electric - 0.07%
Eletropaulo Metropolitana Eletricidade de Sao	12,472	250
Paulo SA

Investment Companies - 0.00%
Lereko Mobility Pty Ltd (a)	1,113	6

Media - 0.33%
ProSiebenSat.1 Media AG	78,475	1,157

Mining - 0.46%
Vale SA	75,448	1,597

TOTAL PREFERRED STOCKS	$ 6,641

See accompanying notes.

43

Schedule of Investments
Diversified International Account
June 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	18.10%
United Kingdom	13.92%
Canada	6.67%
Switzerland	6.65%
Germany	6.65%
France	5.54%
Netherlands	4.38%
Hong Kong	4.32%
Australia	4.12%
Sweden	2.88%
Brazil	2.46%
Korea, Republic Of	2.33%
Norway	2.10%
China	1.95%
Singapore	1.63%
Taiwan, Province Of China	1.59%
Denmark	1.54%
Finland	1.36%
Italy	1.32%
United States	1.29%
India	1.21%
South Africa	1.09%
Belgium	1.06%
Mexico	0.91%
Russian Federation	0.88%
Spain	0.65%
Ireland	0.58%
Indonesia	0.47%
Portugal	0.47%
Turkey	0.46%
Malaysia	0.36%
Thailand	0.28%
Poland	0.18%
Chile	0.11%
Luxembourg	0 .10%
Czech Republic	0.04%
Bermuda	0.02%
Other Assets in Excess of Liabilities, Net	0.33%
TOTAL NET ASSETS	100.00%

See accompanying notes.

44

Schedule of Investments
Equity Income Account
June 30, 2010 (unaudited)

COMMON STOCKS - 95.98%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.60%			Healthcare - Products (continued)
Raytheon Co	55,400 $	2,681	Medtronic Inc	41,600 $	1,509
				$ 7,429
Apparel - 1.15%			Insurance - 7.83%
VF Corp	71,500	5,089	ACE Ltd	249,900	12,865
			Allianz SE ADR	208,022	2,047
Automobile Manufacturers - 0.42%			Allstate Corp/The	170,744	4,905
PACCAR Inc	47,068	1,877	Chubb Corp	95,800	4,791
			Fidelity National Financial Inc	325,577	4,229
Automobile Parts & Equipment - 0.45%			MetLife Inc	114,700	4,331
Johnson Controls Inc	74,200	1,994	Validus Holdings Ltd	65,100	1,590
				$ 34,758
Banks - 5.82%			Machinery - Diversified - 1.45%
Banco Santander SA ADR	467,300	4,907	Deere & Co	115,700	6,442
Bank of New York Mellon Corp/The	294,375	7,268
Bank of Nova Scotia	108,856	5,009	Media - 1.25%
JP Morgan Chase & Co	6,500	238	Walt Disney Co/The	78,262	2,465
Northern Trust Corp	124,000	5,791	Yellow Pages Income Fund	555,238	3,109
US Bancorp	118,600	2,651		$ 5,574
	$ 25,864		Mining - 0.69%
Beverages - 0.57%			BHP Billiton Ltd ADR	49,600	3,075
Coca-Cola Co/The	34,400	1,724
Molson Coors Brewing Co	19,100	809	Miscellaneous Manufacturing - 4.14%
	$ 2,533		3M Co	49,300	3,894
Chemicals - 1.07%			Honeywell International Inc	65,900	2,572
Air Products & Chemicals Inc	31,700	2,055	Parker Hannifin Corp	107,200	5,945
EI du Pont de Nemours & Co	77,800	2,691	Siemens AG ADR	66,800	5,981
	$ 4,746			$ 18,392
Commercial Services - 0.59%			Oil & Gas - 9.09%
Automatic Data Processing Inc	64,600	2,601	Chevron Corp	127,284	8,637
			Enerplus Resources Fund	206,419	4,452
Consumer Products - 0.71%			Exxon Mobil Corp	109,900	6,272
Clorox Co	30,300	1,884	Marathon Oil Corp	200,800	6,243
Kimberly-Clark Corp	21,000	1,273	Penn West Energy Trust	248,000	4,717
	$ 3,157		Total SA ADR	187,670	8,378
Distribution & Wholesale - 2.00%			Valero Energy Corp	94,600	1,701
Genuine Parts Co	225,028	8,877		$ 40,400
			Pharmaceuticals - 9.32%
Diversified Financial Services - 3.39%			Abbott Laboratories	197,400	9,234
AllianceBernstein Holding LP	249,760	6,454	Bristol-Myers Squibb Co	206,077	5,140
Federated Investors Inc	201,303	4,169	Mead Johnson Nutrition Co	102,684	5,147
NYSE Euronext	160,039	4,422	Merck & Co Inc	233,149	8,153
	$ 15,045		Novartis AG ADR	132,596	6,407
Electric - 5.43%			Pfizer Inc	160,209	2,285
NextEra Energy Inc	188,900	9,211	Teva Pharmaceutical Industries Ltd ADR	96,500	5,017
Progress Energy Inc	180,026	7,061		$ 41,383
Wisconsin Energy Corp	18,800	954	Pipelines - 3.04%
Xcel Energy Inc	335,000	6,904	Enterprise Products Partners LP	178,261	6,305
	$ 24,130		Kinder Morgan Energy Partners LP	58,114	3,781
Electrical Components & Equipment - 1.43%			Spectra Energy Corp	171,349	3,439
Emerson Electric Co	145,590	6,361		$ 13,525
			REITS - 5.05%
Entertainment - 0.51%			Annaly Capital Management Inc	534,600	9,168
OPAP SA ADR	338,600	2,255	Chimera Investment Corp	1,133,683	4,093
			HCP Inc	119,406	3,851
Environmental Control - 0.41%			Health Care REIT Inc	95,100	4,005
Waste Management Inc	58,600	1,834	Kimco Realty Corp	99,363	1,335
				$ 22,452
Food - 3.21%			Retail - 4.61%
General Mills Inc	59,200	2,103	Costco Wholesale Corp	37,800	2,073
Kraft Foods Inc	260,176	7,285	CVS Caremark Corp	9,000	264
Kroger Co/The	54,300	1,069	McDonald's Corp	143,000	9,419
Sysco Corp	134,100	3,831	Wal-Mart Stores Inc	181,600	8,729
	$ 14,288			$ 20,485
Gas - 1.83%			Savings & Loans - 1.35%
Sempra Energy	173,700	8,127	Hudson City Bancorp Inc	490,900	6,009

Healthcare - Products - 1.67%			Semiconductors - 4.70%
Becton Dickinson and Co	14,800	1,001	Applied Materials Inc	133,100	1,600
Johnson & Johnson	83,300	4,919	Intel Corp	514,300	10,003
			Maxim Integrated Products Inc	48,300	808

See accompanying notes.

45

Schedule of Investments
Equity Income Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Microchip Technology Inc	148,600 $	4,122	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Taiwan Semiconductor Manufacturing Co Ltd	444,650	4,340	Banks (continued)
ADR			Investment in Joint Trading Account; Credit Suisse $	1,289	$ 1,289
		$ 20,873	Repurchase Agreement; 0.01% dated
Software - 1.72%			06/30/10 maturing 07/01/10 (collateralized by
Microsoft Corp	332,900	7,660	US Treasury Note; $1,315,043; 1.38%; dated
			01/15/13)
Telecommunications - 5.50%			Investment in Joint Trading Account; Deutsche	760	760
AT&T Inc	218,600	5,288	Bank Repurchase Agreement; 0.03% dated
BCE Inc	171,000	5,005	06/30/10 maturing 07/01/10 (collateralized by
CenturyLink Inc	30,300	1,009	Sovereign Agency Issues; $775,380; 4.13% -
Nippon Telegraph & Telephone Corp ADR	47,800	972	4.50%; dated 01/15/13 - 09/27/13)
Qwest Communications International Inc	208,500	1,095	Investment in Joint Trading Account; Morgan	2,870	2,871
Telefonica SA ADR	25,700	1,427	Stanley Repurchase Agreement; 0.02% dated
Verizon Communications Inc	184,800	5,178	06/30/10 maturing 07/01/10 (collateralized by
Vodafone Group PLC ADR	215,300	4,450	Sovereign Agency Issues; $2,927,830; 0.00%
		$ 24,424	- 2.50%; dated 07/12/10 - 04/29/14)
Toys, Games & Hobbies - 1.84%					$ 7,997
Mattel Inc	385,331	8,154	TOTAL REPURCHASE AGREEMENTS		$ 7,997
			Total Investments		$ 439,992
Transportation - 3.14%			Other Assets in Excess of Liabilities, Net -
Norfolk Southern Corp	98,600	5,231	0.97%		$ 4,318
Union Pacific Corp	125,500	8,723	TOTAL NET ASSETS - 100.00%		$ 444,310
		$ 13,954
TOTAL COMMON STOCKS		$ 426,448
PREFERRED STOCKS - 0.98%	Shares Held Value (000's)		(a) This entity was put into conservatorship by the US Government in 2008.
			See Notes to Financial Statements for additional information.
Banks - 0.37%
National City Capital Trust II	43,900	1,020
National City Capital Trust III	28,200	642
		$ 1,662	Unrealized Appreciation (Depreciation)
Diversified Financial Services - 0.14%			The net federal income tax unrealized appreciation (depreciation) and federal tax
National City Capital Trust IV	24,700	623	cost of investments held as of the period end were as follows:

REITS - 0.47%			Unrealized Appreciation		$ 43,000
Public Storage Inc 6.63%; Series M	66,200	1,613	Unrealized Depreciation		(36,745)
Public Storage Inc 7.25%; Series K	18,700	474	Net Unrealized Appreciation (Depreciation)		$ 6,255
		$ 2,087	Cost for federal income tax purposes		$ 433,737
TOTAL PREFERRED STOCKS		$ 4,372	All dollar amounts are shown in thousands (000's)
	Principal
	Amount		Portfolio Summary (unaudited)
BONDS - 0.26%	(000's)	Value (000's)	Sector		Percent
Healthcare - Services - 0.11%			Financial		26.22%
Aetna Inc			Consumer, Non-cyclical		16.18%
7.88%, 3/1/2011	$ 450	$ 468	Energy		12.13%
			Industrial		11.17%
Telecommunications - 0.15%			Consumer, Cyclical		10.98%
Telus Corp			Utilities		7.26%
8.00%, 6/1/2011	634	672	Communications		6.90%
			Technology		6.42%
TOTAL BONDS		$ 1,140	Basic Materials		1.76%
	Principal		Mortgage Securities		0.01%
U.S. GOVERNMENT & GOVERNMENT	Amount		Other Assets in Excess of Liabilities, Net		0.97%
AGENCY OBLIGATIONS - 0.01%	(000's)	Value (000's)	TOTAL NET ASSETS		100.00%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
6.50%, 9/1/2030(a)	$ 23	$ 26
7.00%, 9/1/2030(a)	8	9
		$ 35
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 35
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.80%	(000's)	Value (000's)
Banks - 1.80%
Investment in Joint Trading Account; Bank of	$ 3,077	$ 3,077
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $3,138,734; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)

See accompanying notes.

46

Schedule of Investments
Income Account
June 30, 2010 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Pipelines - 0.00%				Amount
Energy Maintenance Services Group LLC -	58 $	—	BONDS (continued)	(000's)	Value (000's)
Warrants (a),(b),(c)			Electric - 8.57%
			Exelon Generation Co LLC
TOTAL COMMON STOCKS		$ —	6.20%, 10/1/2017	$ 2,000	$ 2,273
	Principal		Metropolitan Edison Co
	Amount		4.95%, 3/15/2013	1,000	1,053
BONDS - 69.44%	(000's)	Value (000's)	Mirant Americas Generation LLC
Aerospace & Defense - 1.57%			8.50%, 10/1/2021	2,000	1,860
Boeing Co/The			Nisource Finance Corp
8.75%, 8/15/2021	$ 850	$ 1,171	5.25%, 9/15/2017	2,000	2,060
Lockheed Martin Corp			Ohio Edison Co
5.50%, 11/15/2039	2,000	2,134	5.45%, 5/1/2015	850	933
		$ 3,305	Oncor Electric Delivery Co LLC
Airlines - 0.91%			7.00%, 9/1/2022	1,750	2,110
Southwest Airlines Co 1994-A Pass Through Trust			Pacific Gas & Electric Co
9.15%, 7/1/2016	1,675	1,923	4.20%, 3/1/2011	1,900	1,939
			PacifiCorp
Automobile Manufacturers - 0.40%			4.95%, 8/15/2014	775	849
New Flyer Industries Canada ULC			5.25%, 6/15/2035	850	854
14.00%, 8/19/2020(a),(c),(d)	908	844	6.25%, 10/15/2037	500	587
			PPL Energy Supply LLC
Banks - 8.33%			5.70%, 10/15/2035	2,000	2,180
Bank of America Corp			Southwestern Electric Power Co
5.42%, 3/15/2017	800	797	5.38%, 4/15/2015	1,275	1,371
8.00%, 12/29/2049(e)	1,000	966			$ 18,069
8.13%, 12/29/2049(e)	1,000	966	Entertainment - 1.67%
Bank One Corp			CCM Merger Inc
10.00%, 8/15/2010	325	328	8.00%, 8/1/2013(d)	1,675	1,533
Citigroup Inc			Peninsula Gaming LLC
6.50%, 1/18/2011	2,525	2,586	10.75%, 8/15/2017	2,000	1,990
Goldman Sachs Group Inc/The					$ 3,523
6.88%, 1/15/2011	2,100	2,153	Environmental Control - 1.59%
JP Morgan Chase & Co			Republic Services Inc
5.13%, 9/15/2014	850	907	5.00%, 3/1/2020(d)	2,000	2,074
7.90%, 4/29/2049(e)	2,000	2,062	Waste Management Inc
Morgan Stanley			7.38%, 8/1/2010	1,275	1,280
4.75%, 4/1/2014	850	851			$ 3,354
6.25%, 8/9/2026	850	836	Gas - 1.06%
Wells Fargo & Co			Sempra Energy
4.63%, 4/15/2014	1,900	2,016	6.00%, 10/15/2039	500	530
7.98%, 3/29/2049(e)	3,000	3,090	6.15%, 6/15/2018	1,500	1,712
		$ 17,558			$ 2,242
Beverages - 1.15%			Healthcare - Services - 3.27%
Anheuser-Busch InBev Worldwide Inc			Alliance HealthCare Services Inc
7.75%, 1/15/2019(d)	2,000	2,427	8.00%, 12/1/2016(d)	1,000	925
			HCA Inc
Chemicals - 0.99%			8.75%, 9/1/2010	331	333
Airgas Inc			HCA Inc/DE
4.50%, 9/15/2014	2,000	2,080	7.50%, 11/6/2033	250	214
			9.25%, 11/15/2016	1,000	1,060
Commercial Services - 0.86%			Healthsouth Corp
Ceridian Corp			10.75%, 6/15/2016	1,500	1,620
11.25%, 11/15/2015(e)	2,000	1,805	Tenet Healthcare Corp
			9.00%, 5/1/2015(d)	1,262	1,335
Diversified Financial Services - 3.45%			10.00%, 5/1/2018(d)	1,262	1,394
DVI Inc					$ 6,881
0.00%, 2/1/2004(a),(b),(c)	900	91	Insurance - 3.35%
0.00%, 2/1/2004(a),(b),(c)	400	37	Aspen Insurance Holdings Ltd
ERAC USA Finance LLC			6.00%, 8/15/2014	1,425	1,504
6.38%, 10/15/2017(d)	1,000	1,125	Farmers Insurance Exchange
7.00%, 10/15/2037(d)	1,000	1,090	6.00%, 8/1/2014(d)	850	871
International Lease Finance Corp			Fidelity National Financial Inc
8.75%, 3/15/2017(d)	1,500	1,421	6.60%, 5/15/2017	2,500	2,493
Jefferies Group Inc			Prudential Financial Inc
6.25%, 1/15/2036	1,425	1,276	7.38%, 6/15/2019	1,000	1,158
7.75%, 3/15/2012	1,500	1,619	8.88%, 6/15/2038(e)	1,000	1,055
QHP Royalty Sub LLC					$ 7,081
10.25%, 3/15/2015(a),(d)	624	636
			Leisure Products & Services - 1.66%
		$ 7,295	Carnival Corp
			7.20%, 10/1/2023	1,475	1,642

See accompanying notes.

47

Schedule of Investments
Income Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Leisure Products & Services (continued)			REITS - 9.53%
Royal Caribbean Cruises Ltd			Arden Realty LP
6.88%, 12/1/2013	$ 850 $	827	5.20%, 9/1/2011	$ 1,000	$ 1,032
8.75%, 2/2/2011	1,000	1,025	5.25%, 3/1/2015	1,000	1,061
	$ 3,494		BioMed Realty LP
Lodging - 0.81%			6.13%, 4/15/2020(d)	1,000	1,041
MGM Resorts International			Developers Diversified Realty Corp
11.13%, 11/15/2017	500	551	4.63%, 8/1/2010	850	851
13.00%, 11/15/2013	1,000	1,153	Duke Realty LP
	$ 1,704		8.25%, 8/15/2019	2,000	2,317
Media - 4.73%			HCP Inc
Comcast Corp			6.00%, 3/1/2015	1,675	1,766
6.45%, 3/15/2037	2,000	2,163	Health Care REIT Inc
COX Communications Inc			6.13%, 4/15/2020	1,000	1,035
6.45%, 12/1/2036(d)	2,000	2,206	6.20%, 6/1/2016	1,675	1,819
Historic TW Inc			Healthcare Realty Trust Inc
9.15%, 2/1/2023	250	337	6.50%, 1/17/2017	2,000	2,091
News America Holdings Inc			8.13%, 5/1/2011	2,100	2,195
8.00%, 10/17/2016	1,000	1,231	Kimco Realty Corp
News America Inc			6.88%, 10/1/2019	2,000	2,228
6.40%, 12/15/2035	1,000	1,088	Simon Property Group LP
Reed Elsevier Capital Inc			10.35%, 4/1/2019	2,000	2,662
6.75%, 8/1/2011	1,275	1,340			$ 20,098
Time Warner Cable Inc			Retail - 1.91%
6.55%, 5/1/2037	1,500	1,617	Asbury Automotive Group Inc
	$ 9,982		8.00%, 3/15/2014	1,000	987
Mining - 0.86%			Neiman Marcus Group Inc/The
Xstrata Canada Corp			10.38%, 10/15/2015	2,000	2,035
6.00%, 10/15/2015	1,675	1,812	Sonic Automotive Inc
			9.00%, 3/15/2018	1,000	1,015
Oil & Gas - 3.59%					$ 4,037
BP Capital Markets PLC			Telecommunications - 1.42%
4.75%, 3/10/2019	500	415	Corning Inc
OPTI Canada Inc			6.63%, 5/15/2019	500	585
7.88%, 12/15/2014	2,425	2,110	Qwest Corp
Petro-Canada			8.88%, 3/15/2012(e)	1,675	1,797
4.00%, 7/15/2013	850	891	Telus Corp
9.25%, 10/15/2021	1,075	1,443	8.00%, 6/1/2011	571	605
XTO Energy Inc					$ 2,987
6.25%, 4/15/2013	1,275	1,439	Toys, Games & Hobbies - 0.42%
6.75%, 8/1/2037	1,000	1,288	Mattel Inc
	$ 7,586		7.30%, 6/13/2011	850	888
Packaging & Containers - 0.99%
Sealed Air Corp			Transportation - 0.95%
7.88%, 6/15/2017(d)	2,000	2,091	Trailer Bridge Inc
			9.25%, 11/15/2011	2,000	2,000
Pharmaceuticals - 0.92%
Elan Finance PLC/Elan Finance Corp			TOTAL BONDS		$ 146,476
8.75%, 10/15/2016(d)	2,000	1,942		Principal
				Amount
Pipelines - 3.43%			CONVERTIBLE BONDS - 1.80%	(000's)	Value (000's)
ANR Pipeline Co			Healthcare - Products - 0.62%
9.63%, 11/1/2021	1,000	1,367	China Medical Technologies Inc
El Paso Natural Gas Co			4.00%, 8/15/2013	2,000	1,315
7.50%, 11/15/2026	2,100	2,295
Energy Maintenance Services Group LLC			Pharmaceuticals - 1.18%
0.00%, 3/1/2014(a),(b),(c)	2,000	440	Omnicare Inc
Enterprise Products Operating LLC			3.25%, 12/15/2035	3,000	2,483
6.38%, 2/1/2013	350	381
Express Pipeline LP			TOTAL CONVERTIBLE BONDS		$ 3,798
7.39%, 12/31/2017(d)	1,637	1,799		Principal
Southern Natural Gas Co			SENIOR FLOATING RATE INTERESTS -	Amount
8.00%, 3/1/2032	850	963	0.94%	(000's)	Value (000's)
	$ 7,245		Entertainment - 0.94%
Real Estate - 1.05%			CCM Merger Inc, Term Loan B
WEA Finance LLC / WT Finance Aust Pty Ltd			8.50%, 7/21/2012(e)	2,033	1,986
6.75%, 9/2/2019(d)	2,000	2,223
			TOTAL SENIOR FLOATING RATE INTERESTS		$ 1,986

See accompanying notes.

48

Schedule of Investments
Income Account
June 30, 2010 (unaudited)

	Principal			Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS - 23.50%	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 13.92%			Banks (continued)
4.00%, 4/1/2039(f)	$ 2,851	$ 2,889	Investment in Joint Trading Account; Morgan	$ 2,496	$ 2,496
4.50%, 8/1/2033(f)	1,650	1,730	Stanley Repurchase Agreement; 0.02% dated
4.50%, 5/1/2039(f)	2,821	2,927	06/30/10 maturing 07/01/10 (collateralized by
4.50%, 7/1/2039(f)	2,892	3,000	Sovereign Agency Issues; $2,545,934; 0.00%
5.00%, 8/1/2019(f)	1,367	1,469	- 2.50%; dated 07/12/10 - 04/29/14)
5.00%, 8/1/2035(f)	3,536	3,772			$ 6,954
5.00%, 11/1/2035(f)	1,956	2,075	TOTAL REPURCHASE AGREEMENTS		$ 6,954
5.00%, 10/1/2038(f)	4,485	4,731	Total Investments		$ 208,787
5.50%, 11/1/2017(f)	242	263	Other Assets in Excess of Liabilities, Net -
5.50%, 1/1/2018(f)	149	161	1.02%		$ 2,155
5.50%, 5/1/2031(f)	170	183
			TOTAL NET ASSETS - 100.00%		$ 210,942
5.50%, 6/1/2035(f)	1,244	1,340
5.50%, 1/1/2036(f)	1,698	1,829
5.50%, 4/1/2036(f)	938	1,009	(a) Security is Illiquid
6.00%, 3/1/2031(f)	101	111	(b) Non-Income Producing Security
6.00%, 5/1/2032(f)	217	239	(c)		Market value is determined in accordance with procedures established in
6.00%, 6/1/2038(f)	1,299	1,412	good faith by the Board of Directors. At the end of the period, the value of
6.50%, 6/1/2029(f)	62	69	these securities totaled $1,412 or 0.67% of net assets.
6.50%, 8/1/2029(f)	67	74	(d)		Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 1/1/2032(f)	65	74	1933. These securities may be resold in transactions exempt from
9.00%, 1/1/2025(f)	8	9	registration, normally to qualified institutional buyers. Unless otherwise
		$ 29,366	indicated, these securities are not considered illiquid. At the end of the
Federal National Mortgage Association (FNMA) - 5.46%			period, the value of these securities totaled $26,977 or 12.79% of net
4.00%, 3/1/2039(f)	3,351	3,399	assets.
5.00%, 1/1/2018(f)	407	438	(e)	Variable Rate. Rate shown is in effect at June 30, 2010.
5.00%, 8/1/2035(f)	2,795	2,967	(f)		This entity was put into conservatorship by the US Government in 2008.
5.50%, 3/1/2033(f)	490	528	See Notes to Financial Statements for additional information.
5.50%, 6/1/2033(f)	1,470	1,590
5.50%, 2/1/2035(f)	1,731	1,862
6.00%, 4/1/2032(f)	275	303
6.50%, 5/1/2031(f)	37	41	Unrealized Appreciation (Depreciation)
6.50%, 4/1/2032(f)	231	258	The net federal income tax unrealized appreciation (depreciation) and federal tax
6.50%, 5/1/2032(f)	118	132	cost of investments held as of the period end were as follows:
7.00%, 1/1/2030(f)	9	10
			Unrealized Appreciation		$ 14,469
		$ 11,528	Unrealized Depreciation		(3,170)
Government National Mortgage Association (GNMA) - 0.16%			Net Unrealized Appreciation (Depreciation)		$ 11,299
6.00%, 5/20/2032(e)	169	187
			Cost for federal income tax purposes		$ 197,488
7.00%, 6/20/2031	114	128	All dollar amounts are shown in thousands (000's)
9.00%, 2/15/2025	12	14
		$ 329	Portfolio Summary (unaudited)
U.S. Treasury - 3.96%			Sector		Percent
2.75%, 2/15/2019	2,000	1,992	Financial		29.95%
3.13%, 5/15/2019	2,000	2,042	Mortgage Securities		19.54%
3.63%, 2/15/2020	2,000	2,113	Utilities		9.63%
4.50%, 8/15/2039	2,000	2,203	Consumer, Non-cyclical		8.00%
		$ 8,350	Consumer, Cyclical		7.78%
TOTAL U.S. GOVERNMENT &			Energy		7.02%
GOVERNMENT AGENCY OBLIGATIONS		$ 49,573	Communications		6.15%
	Maturity		Industrial		5.10%
	Amount		Government		3.96%
REPURCHASE AGREEMENTS - 3.30%	(000's)	Value (000's)	Basic Materials		1.85%
Banks - 3.30%			Other Assets in Excess of Liabilities, Net		1.02%
Investment in Joint Trading Account; Bank of	$ 2,676	$ 2,676	TOTAL NET ASSETS		100.00%
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $2,729,328; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	1,121	1,121
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $1,143,513; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	661	661
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $674,241; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)

See accompanying notes.

49

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

COMMON STOCKS - 95.21%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.14%			Beverages (continued)
Interpublic Group of Cos Inc (a)	3,512 $	25	Molson Coors Brewing Co	1,133 $	48
Lamar Advertising Co (a)	1,000	25	PepsiCo Inc	41,223	2,512
Omnicom Group Inc	5,045	173		$ 3,991
	$ 223		Biotechnology - 1.51%
Aerospace & Defense - 2.30%			Amgen Inc (a)	11,394	599
Boeing Co/The	16,451	1,033	Biogen Idec Inc (a)	3,248	154
General Dynamics Corp	3,280	192	Celgene Corp (a)	22,231	1,130
Goodrich Corp	1,464	97	Genzyme Corp (a)	1,109	56
L-3 Communications Holdings Inc	797	56	Gilead Sciences Inc (a)	9,978	343
Lockheed Martin Corp	4,621	344	Life Technologies Corp (a)	2,948	139
Northrop Grumman Corp	3,042	165	Vertex Pharmaceuticals Inc (a)	800	26
Orbital Sciences Corp (a)	53,980	851		$ 2,447
Raytheon Co	3,722	180	Building Materials - 0.79%
Rockwell Collins Inc	1,086	58	Masco Corp	118,807	1,278
United Technologies Corp	11,567	751
	$ 3,727		Chemicals - 1.79%
Agriculture - 1.81%			Air Products & Chemicals Inc	12,146	787
Altria Group Inc	17,701	354	CF Industries Holdings Inc	502	32
Archer-Daniels-Midland Co	4,773	123	Dow Chemical Co/The	10,149	241
Lorillard Inc	1,069	77	Eastman Chemical Co	523	28
Philip Morris International Inc	50,411	2,311	Ecolab Inc	1,631	73
Reynolds American Inc	1,168	61	EI du Pont de Nemours & Co	8,006	277
	$ 2,926		FMC Corp	519	30
Airlines - 0.09%			International Flavors & Fragrances Inc	567	24
Southwest Airlines Co	13,436	149	Monsanto Co	17,005	786
			Potash Corp of Saskatchewan Inc	400	34
Apparel - 0.35%			PPG Industries Inc	1,145	69
Coach Inc	6,072	222	Praxair Inc	3,478	264
Nike Inc	4,041	273	Sherwin-Williams Co/The	2,236	155
Polo Ralph Lauren Corp	412	30	Sigma-Aldrich Corp	1,578	79
VF Corp	611	43		$ 2,879
	$ 568		Coal - 0.15%
Automobile Manufacturers - 0.32%			Consol Energy Inc	3,317	112
Ford Motor Co (a)	26,688	269	Peabody Energy Corp	3,200	125
PACCAR Inc	5,908	236		$ 237
	$ 505		Commercial Services - 1.58%
Automobile Parts & Equipment - 0.15%			Apollo Group Inc (a)	2,588	110
Goodyear Tire & Rubber Co/The (a)	2,300	23	Automatic Data Processing Inc	5,711	230
Johnson Controls Inc	8,573	230	DeVry Inc	443	23
	$ 253		Equifax Inc	912	26
Banks - 8.46%			H&R Block Inc	6,921	109
Bank of America Corp	190,432	2,737	Mastercard Inc	1,149	230
Bank of New York Mellon Corp/The	10,612	262	Moody's Corp	34,826	694
BB&T Corp	4,688	123	Paychex Inc	1,600	41
			Quanta Services Inc (a)	900	19
Capital One Financial Corp	1,904	77
CIT Group Inc (a)	1,100	37	Robert Half International Inc	900	21
Citigroup Inc (a)	206,698	777	RR Donnelley & Sons Co	1,480	24
			SAIC Inc (a)	2,210	37
Comerica Inc	14,930	550
Fifth Third Bancorp	15,593	191	Total System Services Inc	1,422	19
First Horizon National Corp (a)	1,644	19	Verisk Analytics Inc (a)	2,610	78
Goldman Sachs Group Inc/The	6,103	801	Visa Inc	10,682	756
JP Morgan Chase & Co	76,043	2,784	Western Union Co/The	11,118	165
KeyCorp	3,300	25		$ 2,582
M&T Bank Corp	594	51	Computers - 5.59%
Marshall & Ilsley Corp	9,098	65	Accenture PLC - Class A	2,200	85
Morgan Stanley	18,131	421	Apple Inc (a)	18,381	4,623
Northern Trust Corp	2,500	117	Cognizant Technology Solutions Corp (a)	1,398	70
PNC Financial Services Group Inc	5,888	333	Computer Sciences Corp	1,400	63
Regions Financial Corp	13,900	92	Dell Inc (a)	16,877	204
State Street Corp	6,356	215	EMC Corp/Massachusetts (a)	21,972	402
SunTrust Banks Inc	2,983	69	Hewlett-Packard Co	38,790	1,679
US Bancorp	23,624	528	IBM Corp	14,221	1,756
Wells Fargo & Co	132,478	3,392	Lexmark International Inc (a)	560	18
Zions Bancorporation	1,900	41	NetApp Inc (a)	2,200	82
	$ 13,707		Teradata Corp (a)	1,152	35
			Western Digital Corp (a)	1,626	49
Beverages - 2.46%
Brown-Forman Corp	750	43		$ 9,066
Coca-Cola Co/The	25,963	1,301	Consumer Products - 0.69%
Constellation Brands Inc (a)	1,379	21	Avery Dennison Corp	772	25
Dr Pepper Snapple Group Inc	1,756	66	Clorox Co	4,065	253

See accompanying notes.

50

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Fortune Brands Inc	2,700 $	106	FLIR Systems Inc (a)	1,093 $	32
Kimberly-Clark Corp	12,038	729	Jabil Circuit Inc	1,333	18
	$ 1,113		PerkinElmer Inc	811	17
Cosmetics & Personal Care - 2.28%			Thermo Fisher Scientific Inc (a)	3,946	193
Avon Products Inc	8,000	212	Tyco Electronics Ltd	4,000	101
Colgate-Palmolive Co	4,090	322	Waters Corp (a)	1,643	107
Estee Lauder Cos Inc/The	815	45		$ 1,749
Procter & Gamble Co	51,915	3,114	Energy - Alternate Sources - 0.37%
	$ 3,693		First Solar Inc (a)	5,260	599
Distribution & Wholesale - 0.13%
Fastenal Co	2,000	100	Engineering & Contruction - 0.15%
Genuine Parts Co	1,796	71	Fluor Corp	3,134	133
WW Grainger Inc	425	42	Foster Wheeler AG (a)	1,400	29
	$ 213		Jacobs Engineering Group Inc (a)	895	33
			McDermott International Inc (a)	2,300	50
Diversified Financial Services - 1.75%
American Express Co	30,205	1,199		$ 245
Ameriprise Financial Inc	1,765	64	Entertainment - 0.02%
Charles Schwab Corp/The	47,998	681	International Game Technology	2,200	35
CME Group Inc	474	133
Discover Financial Services	3,755	53	Environmental Control - 0.21%
Federated Investors Inc	704	15	Republic Services Inc	9,060	269
Franklin Resources Inc	2,393	206	Waste Management Inc	2,028	64
IntercontinentalExchange Inc (a)	500	56		$ 333
Invesco Ltd	8,963	151	Food - 2.44%
Janus Capital Group Inc	3,100	27	Campbell Soup Co	3,300	118
Legg Mason Inc	1,200	34	ConAgra Foods Inc	3,064	72
NASDAQ OMX Group Inc/The (a)	1,065	19	Dean Foods Co (a)	3,450	35
NYSE Euronext	2,700	75	General Mills Inc	3,590	128
SLM Corp (a)	2,600	27	Hershey Co/The	1,149	55
T Rowe Price Group Inc	1,373	61	HJ Heinz Co	1,676	72
TD Ameritrade Holding Corp (a)	3,200	49	Hormel Foods Corp	501	20
	$ 2,850		JM Smucker Co/The	822	50
Electric - 2.21%			Kellogg Co	29,530	1,486
AES Corp/The (a)	17,819	165	Kraft Foods Inc	15,211	426
Allegheny Energy Inc	6,400	132	Kroger Co/The	10,007	197
Ameren Corp	1,711	41	McCormick & Co Inc/MD	24,610	934
American Electric Power Co Inc	2,250	73	Sara Lee Corp	4,568	64
Calpine Corp (a)	5,800	74	Sysco Corp	7,562	216
CMS Energy Corp	1,656	24	Whole Foods Market Inc (a)	2,770	100
Consolidated Edison Inc	1,943	84		$ 3,973
Constellation Energy Group Inc	5,489	177	Forest Products & Paper - 0.63%
Dominion Resources Inc/VA	2,825	109	International Paper Co	35,992	815
DTE Energy Co	1,139	52	MeadWestvaco Corp	1,233	27
Duke Energy Corp	7,362	118	Plum Creek Timber Co Inc	1,173	41
Edison International	2,251	71	Weyerhaeuser Co	3,959	139
Entergy Corp	3,190	229		$ 1,022
Exelon Corp	27,756	1,054	Gas - 0.31%
FirstEnergy Corp	3,606	127	CenterPoint Energy Inc	19,119	251
Integrys Energy Group Inc	548	24	Nicor Inc	360	15
NextEra Energy Inc	2,925	142	NiSource Inc	5,590	81
Northeast Utilities	1,205	31	Sempra Energy	3,406	160
NRG Energy Inc (a)	1,809	38		$ 507
Pepco Holdings Inc	3,134	49	Hand & Machine Tools - 0.04%
PG&E Corp	1,748	72	Snap-On Inc	415	17
Pinnacle West Capital Corp	779	28	Stanley Black & Decker Inc	900	45
PPL Corp	5,300	132		$ 62
Progress Energy Inc	2,566	101	Healthcare - Products - 3.28%
Public Service Enterprise Group Inc	3,780	119	Baxter International Inc	7,412	301
SCANA Corp	766	27	Becton Dickinson and Co	985	67
Southern Co	3,861	128	Boston Scientific Corp (a)	6,200	36
TECO Energy Inc	5,970	90	CareFusion Corp (a)	3,527	80
Xcel Energy Inc	3,155	65	Covidien PLC	1,900	76
	$ 3,576		CR Bard Inc	1,100	85
Electrical Components & Equipment - 0.34%			DENTSPLY International Inc	2,717	82
Emerson Electric Co	12,370	540	Edwards Lifesciences Corp (a)	13,830	775
Molex Inc	977	18	Hospira Inc (a)	1,932	111
	$ 558		Intuitive Surgical Inc (a)	461	146
Electronics - 1.08%			Johnson & Johnson	43,523	2,570
Agilent Technologies Inc (a)	2,700	77	Medtronic Inc	10,120	367
Dolby Laboratories Inc (a)	19,200	1,204	Patterson Cos Inc	641	18

See accompanying notes.

51

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Lodging - 0.22%
St Jude Medical Inc (a)	3,500 $	126	Marriott International Inc/DE	4,348 $	130
Stryker Corp	4,279	214	MGM Resorts International (a)	11,610	112
Varian Medical Systems Inc (a)	855	45	Starwood Hotels & Resorts Worldwide Inc	1,200	50
Zimmer Holdings Inc (a)	4,170	226	Wyndham Worldwide Corp	1,287	26
	$ 5,325		Wynn Resorts Ltd	500	38
Healthcare - Services - 0.73%				$ 356
Aetna Inc	2,110	56	Machinery - Construction & Mining - 0.13%
CIGNA Corp	3,500	109	Caterpillar Inc	2,590	156
Coventry Health Care Inc (a)	1,068	19	Joy Global Inc	1,200	60
DaVita Inc (a)	1,200	75		$ 216
Humana Inc (a)	1,576	72	Machinery - Diversified - 0.61%
Quest Diagnostics Inc	1,037	52	Cummins Inc	10,151	661
Tenet Healthcare Corp (a)	16,891	73	Deere & Co	1,773	99
UnitedHealth Group Inc	14,884	422	Flowserve Corp	400	34
WellPoint Inc (a)	5,956	291	Rockwell Automation Inc	4,085	201
	$ 1,169			$ 995
Home Builders - 0.68%			Media - 2.78%
DR Horton Inc	4,000	39	Cablevision Systems Corp	4,400	105
Lennar Corp	2,000	28	CBS Corp	4,677	60
Toll Brothers Inc (a)	63,330	1,036	Comcast Corp - Class A	25,500	443
	$ 1,103		DIRECTV (a)	4,383	149
Home Furnishings - 0.08%			Discovery Communications Inc - C Shares (a)	3,650	113
Harman International Industries Inc (a)	2,600	78	Gannett Co Inc	1,705	23
Whirlpool Corp	533	47	McGraw-Hill Cos Inc/The	4,481	126
	$ 125		Meredith Corp	296	9
Housewares - 0.39%			New York Times Co/The (a)	927	8
Newell Rubbermaid Inc	43,644	639	News Corp - Class A	10,652	127
			News Corp - Class B	72,920	1,010
Insurance - 2.81%			Scripps Networks Interactive	642	26
Aflac Inc	3,799	163	Time Warner Cable Inc	5,566	290
Allstate Corp/The	5,563	160	Time Warner Inc	15,757	456
Aon Corp	6,244	231	Viacom Inc	2,870	90
Assurant Inc	843	29	Walt Disney Co/The	45,772	1,442
Berkshire Hathaway Inc (a)	16,816	1,340	Washington Post Co/The	41	17
Berkshire Hathaway Inc - Class A (a)	6	720		$ 4,494
Chubb Corp	5,050	252	Metal Fabrication & Hardware - 0.15%
Cincinnati Financial Corp	1,172	30	Precision Castparts Corp	2,385	245
Hartford Financial Services Group Inc	4,665	103
Loews Corp	5,150	172	Mining - 1.51%
Marsh & McLennan Cos Inc	7,077	160	Agnico-Eagle Mines Ltd	1,300	79
MetLife Inc	10,306	389	Alcoa Inc	4,055	41
Progressive Corp/The	3,577	67	Barrick Gold Corp	1,900	86
Prudential Financial Inc	6,376	342	Freeport-McMoRan Copper & Gold Inc	12,212	722
Torchmark Corp	595	29	Newmont Mining Corp	22,299	1,377
Travelers Cos Inc/The	5,550	274	Titanium Metals Corp (a)	677	12
Unum Group	2,297	50	Vulcan Materials Co	2,500	110
XL Capital Ltd	2,362	38		$ 2,427
	$ 4,549		Miscellaneous Manufacturing - 3.96%
Internet - 2.39%			3M Co	12,861	1,015
Akamai Technologies Inc (a)	3,488	142	Cooper Industries PLC	2,500	110
Amazon.com Inc (a)	4,803	525	Danaher Corp	7,190	267
eBay Inc (a)	8,595	169	Dover Corp	1,286	54
Expedia Inc	11,520	216	Eastman Kodak Co (a)	1,855	8
Google Inc (a)	4,962	2,208	Eaton Corp	9,363	613
Liberty Media Corp - Interactive (a)	7,700	81	General Electric Co	196,116	2,828
McAfee Inc (a)	7,400	227	Honeywell International Inc	24,668	962
Priceline.com Inc (a)	614	108	Illinois Tool Works Inc	1,842	76
Symantec Corp (a)	5,570	77	Ingersoll-Rand PLC	2,500	86
VeriSign Inc (a)	2,700	72	ITT Corp	1,264	57
Yahoo! Inc (a)	4,957	68	Leggett & Platt Inc	1,095	22
	$ 3,893		Pall Corp	851	29
Iron & Steel - 0.40%			Parker Hannifin Corp	1,110	62
Cliffs Natural Resources Inc	2,044	96	Textron Inc	6,982	119
Nucor Corp	4,113	157	Tyco International Ltd	2,600	92
United States Steel Corp	10,379	401		$ 6,400
	$ 654		Office & Business Equipment - 0.05%
Leisure Products & Services - 0.15%			Pitney Bowes Inc	1,495	33
Carnival Corp	5,218	158	Xerox Corp	6,581	53
Harley-Davidson Inc	3,500	78		$ 86
	$ 236

See accompanying notes.

52

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 7.93%			REITS (continued)
Anadarko Petroleum Corp	3,525 $	128	Boston Properties Inc	2,359 $	168
Apache Corp	8,217	691	Equity Residential	1,388	58
Chesapeake Energy Corp	2,694	56	HCP Inc	2,030	66
Chevron Corp	23,479	1,593	Health Care REIT Inc	886	37
ConocoPhillips	13,487	662	Host Hotels & Resorts Inc	4,513	61
Devon Energy Corp	3,745	228	Kimco Realty Corp	2,500	34
Diamond Offshore Drilling Inc	9,800	609	Public Storage Inc	680	60
EOG Resources Inc	3,547	349	Simon Property Group Inc	4,100	331
Exxon Mobil Corp	78,324	4,470	Ventas Inc	1,082	51
Helmerich & Payne Inc	759	28	Vornado Realty Trust	1,088	79
Hess Corp	3,935	198		$ 1,128
Marathon Oil Corp	3,495	109	Retail - 5.32%
Murphy Oil Corp	5,321	263	AutoZone Inc (a)	912	176
Nabors Industries Ltd (a)	2,045	36	Bed Bath & Beyond Inc (a)	7,110	264
Newfield Exploration Co (a)	18,320	895	Best Buy Co Inc	1,635	55
Noble Energy Inc	1,204	73	Big Lots Inc (a)	594	19
Occidental Petroleum Corp	8,333	643	Costco Wholesale Corp	1,834	100
Petroleo Brasileiro SA ADR	16,420	564	CVS Caremark Corp	13,581	398
Questar Corp	1,205	55	Darden Restaurants Inc	1,006	39
Range Resources Corp	2,100	84	Family Dollar Stores Inc	1,001	38
Rowan Cos Inc (a)	819	18	GameStop Corp (a)	1,055	20
Southwestern Energy Co (a)	6,134	237	Gap Inc/The	11,589	225
Suncor Energy Inc	3,900	115	Home Depot Inc	18,170	510
Total SA ADR	14,800	661	Kohl's Corp (a)	6,348	302
Valero Energy Corp	4,400	79	Lowe's Cos Inc	24,557	501
	$ 12,844		Ltd Brands Inc	1,848	41
Oil & Gas Services - 1.82%			Macy's Inc	9,308	166
Baker Hughes Inc	7,414	308	McDonald's Corp	11,599	764
Cameron International Corp (a)	1,689	55	Nordstrom Inc	1,142	37
FMC Technologies Inc (a)	4,142	218	RadioShack Corp	902	18
Halliburton Co	23,533	577	Ross Stores Inc	856	46
National Oilwell Varco Inc	22,213	735	Sears Holdings Corp (a)	346	22
Schlumberger Ltd	16,045	888	Staples Inc	81,654	1,556
Smith International Inc	4,716	178	Starbucks Corp	11,813	287
	$ 2,959		Target Corp	3,557	175
Packaging & Containers - 0.07%			Tiffany & Co	896	34
Ball Corp	676	36	TJX Cos Inc	1,983	83
Bemis Co Inc	778	21	Urban Outfitters Inc (a)	934	32
Owens-Illinois Inc (a)	1,214	32	Walgreen Co	10,668	285
Sealed Air Corp	1,146	23	Wal-Mart Stores Inc	47,222	2,270
	$ 112		Yum! Brands Inc	3,844	150
Pharmaceuticals - 5.66%				$ 8,613
Abbott Laboratories	29,713	1,390	Savings & Loans - 0.05%
Allergan Inc/United States	3,386	197	Hudson City Bancorp Inc	3,415	42
AmerisourceBergen Corp	39,531	1,255	People's United Financial Inc	2,704	36
Bristol-Myers Squibb Co	53,008	1,322		$ 78
Cardinal Health Inc	2,822	94	Semiconductors - 2.52%
Cephalon Inc (a)	1,214	69	Advanced Micro Devices Inc (a)	18,697	137
Eli Lilly & Co	10,772	361	Analog Devices Inc	2,400	67
Express Scripts Inc (a)	7,696	362	Applied Materials Inc	24,640	296
Forest Laboratories Inc (a)	2,789	76	ASML Holding NV	37,290	1,024
King Pharmaceuticals Inc (a)	1,991	15	Broadcom Corp	1,792	59
McKesson Corp	4,026	271	Intel Corp	41,104	799
Mead Johnson Nutrition Co	1,413	71	KLA-Tencor Corp	1,000	28
Medco Health Solutions Inc (a)	4,819	265	LSI Corp (a)	4,534	21
Merck & Co Inc	33,003	1,154	MEMC Electronic Materials Inc (a)	1,700	17
Mylan Inc/PA (a)	2,119	36	Micron Technology Inc (a)	37,178	316
Novartis AG ADR	19,760	955	National Semiconductor Corp	15,635	210
Pfizer Inc	89,468	1,276	NVIDIA Corp (a)	27,033	276
	$ 9,169		QLogic Corp (a)	919	15
Pipelines - 0.28%			Teradyne Inc (a)	1,223	12
Oneok Inc	725	31	Texas Instruments Inc	32,624	760
Spectra Energy Corp	10,892	219	Xilinx Inc	1,911	48
Williams Cos Inc	11,531	211		$ 4,085
	$ 461		Software - 3.59%
Real Estate - 0.02%			Adobe Systems Inc (a)	2,188	58
CB Richard Ellis Group Inc (a)	1,867	25	Autodesk Inc (a)	31,680	772
			BMC Software Inc (a)	1,261	44
REITS - 0.70%			CA Inc	14,731	271
Apartment Investment & Management Co	937	18	Compuware Corp (a)	1,848	15
AvalonBay Communities Inc	1,763	165	Dun & Bradstreet Corp	372	25

See accompanying notes.

53

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Electronic Arts Inc (a)	2,900 $	42	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Fidelity National Information Services Inc	1,800	48	Banks (continued)
Fiserv Inc (a)	1,400	64	Investment in Joint Trading Account; Morgan	$ 604	$ 604
Intuit Inc (a)	5,369	187	Stanley Repurchase Agreement; 0.02% dated
Microsoft Corp	160,334	3,689	06/30/10 maturing 07/01/10 (collateralized by
Oracle Corp	18,418	395	Sovereign Agency Issues; $616,528; 0.00% -
Red Hat Inc (a)	6,755	195	2.50%; dated 07/12/10 - 04/29/14)
		$ 5,805			$ 1,684
Telecommunications - 4.83%			TOTAL REPURCHASE AGREEMENTS		$ 1,684
American Tower Corp (a)	17,959	799	Total Investments		$ 155,947
AT&T Inc	71,278	1,725	Other Assets in Excess of Liabilities, Net -
Cisco Systems Inc (a)	60,161	1,282	3.75%		$ 6,081
Corning Inc	52,634	850	TOTAL NET ASSETS - 100.00%		$ 162,028
Crown Castle International Corp (a)	3,300	123
Frontier Communications Corp	2,254	16
Harris Corp	904	37	(a) Non-Income Producing Security
JDS Uniphase Corp (a)	6,800	67
Juniper Networks Inc (a)	43,944	1,003
Motorola Inc (a)	11,109	72
NII Holdings Inc (a)	1,000	32	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Qualcomm Inc	20,684	680	cost of investments held as of the period end were as follows:
Qwest Communications International Inc	10,734	56
Sprint Nextel Corp (a)	53,650	228
			Unrealized Appreciation		$ 13,652
Tellabs Inc	2,789	18	Unrealized Depreciation		(29,994)
Verizon Communications Inc	28,918	810	Net Unrealized Appreciation (Depreciation)		$ (16,342)
Windstream Corp	3,154	33	Cost for federal income tax purposes		$ 172,289
		$ 7,831	All dollar amounts are shown in thousands (000's)
Textiles - 0.04%
Cintas Corp	2,848	68	Portfolio Summary (unaudited)
			Sector		Percent
Toys, Games & Hobbies - 0.13%			Consumer, Non-cyclical		22.45%
Hasbro Inc	2,244	92	Financial		14.83%
Mattel Inc	5,913	125	Technology		11.75%
		$ 217	Industrial		11.61%
Transportation - 1.79%			Energy		10.55%
CH Robinson Worldwide Inc	1,200	67	Communications		10.14%
CSX Corp	4,157	206	Consumer, Cyclical		8.07%
Expeditors International of Washington Inc	1,400	48	Basic Materials		4.33%
FedEx Corp	3,098	217	Utilities		2.52%
Norfolk Southern Corp	17,049	905	Other Assets in Excess of Liabilities, Net		3.75%
Ryder System Inc	1,100	44	TOTAL NET ASSETS		100.00%
Union Pacific Corp	5,813	404
United Parcel Service Inc	17,551	999
			Other Assets Summary (unaudited)
		$ 2,890
			Asset Type		Percent
TOTAL COMMON STOCKS		$ 154,263
			Futures		2.38%
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.04%	(000's)	Value (000's)
Banks - 1.04%
Investment in Joint Trading Account; Bank of	$ 648	$ 648
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $660,939; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	271	272
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $276,915; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	160	160
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $163,275; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)

See accompanying notes.

54

Schedule of Investments
LargeCap Blend Account II
June 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; September 2010	Long	15 $	3,986	$ 3,850	$ (136)
					$ (136)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

55

Schedule of Investments LargeCap Growth Account June 30, 2010 (unaudited)

COMMON STOCKS - 96.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.57%			Machinery - Diversified - 1.76%
Boeing Co/The	43,000 $	2,698	Deere & Co	54,341 $	3,026

Automobile Manufacturers - 2.98%			Mining - 2.16%
Ford Motor Co (a)	509,431	5,135	Newmont Mining Corp	60,300	3,723

Banks - 9.52%			Miscellaneous Manufacturing - 1.21%
Bank of America Corp	277,625	3,989	General Electric Co	144,000	2,077
Capital One Financial Corp	100,816	4,063
Fifth Third Bancorp	208,000	2,556	Pharmaceuticals - 1.12%
Goldman Sachs Group Inc/The	14,138	1,856	Merck & Co Inc	55,000	1,923
Wells Fargo & Co	154,100	3,945
	$ 16,409		Retail - 10.07%
Beverages - 2.06%			Bed Bath & Beyond Inc (a)	100,700	3,734
PepsiCo Inc	58,300	3,553	Best Buy Co Inc	87,900	2,976
			Home Depot Inc	137,600	3,863
Biotechnology - 3.43%			Kohl's Corp (a)	70,800	3,363
Amgen Inc (a)	57,300	3,014	Starbucks Corp	140,700	3,419
Celgene Corp (a)	57,000	2,897			$ 17,355
	$ 5,911		Semiconductors - 5.20%
Chemicals - 2.16%			Broadcom Corp	191,000	6,297
Dow Chemical Co/The	79,400	1,883	Marvell Technology Group Ltd (a)	168,800	2,660
Potash Corp of Saskatchewan Inc	21,300	1,837			$ 8,957
	$ 3,720		Telecommunications - 2.76%
Commercial Services - 5.37%			Cisco Systems Inc (a)	223,211	4,757
Mastercard Inc	23,134	4,616
Visa Inc	65,474	4,632	Transportation - 1.53%
	$ 9,248		FedEx Corp	37,500	2,629
Computers - 12.25%
Apple Inc (a)	36,022	9,060	TOTAL COMMON STOCKS		$ 165,909
Cognizant Technology Solutions Corp (a)	57,214	2,864		Maturity
Hewlett-Packard Co	84,443	3,655		Amount
NetApp Inc (a)	91,754	3,423	REPURCHASE AGREEMENTS - 3.64%	(000's)	Value (000's)
SanDisk Corp (a)	50,000	2,104	Banks - 3.64%
	$ 21,106		Investment in Joint Trading Account; Bank of	$ 2,409	$ 2,409
Cosmetics & Personal Care - 4.41%			America Repurchase Agreement; 0.02%
Estee Lauder Cos Inc/The	64,249	3,580	dated 06/30/10 maturing 07/01/10
Procter & Gamble Co	66,900	4,013	(collateralized by Sovereign Agency Issues
	$ 7,593		and US Treasury Note; $2,457,345; 0.00% -
Diversified Financial Services - 2.43%			4.75%; dated 05/15/14 - 07/15/17)
American Express Co	105,300	4,181	Investment in Joint Trading Account; Credit Suisse	1,009	1,010
			Repurchase Agreement; 0.01% dated
Electronics - 2.72%			06/30/10 maturing 07/01/10 (collateralized by
Thermo Fisher Scientific Inc (a)	95,700	4,694	US Treasury Note; $1,029,559; 1.38%; dated
			01/15/13)
Food - 2.08%			Investment in Joint Trading Account; Deutsche	595	595
Whole Foods Market Inc (a)	99,700	3,591	Bank Repurchase Agreement; 0.03% dated
			06/30/10 maturing 07/01/10 (collateralized by
Healthcare - Products - 4.97%			Sovereign Agency Issues; $607,052; 4.13% -
Covidien PLC	38,000	1,527	4.50%; dated 01/15/13 - 09/27/13)
Intuitive Surgical Inc (a)	17,449	5,507	Investment in Joint Trading Account; Morgan	2,247	2,247
Medtronic Inc	41,900	1,520	Stanley Repurchase Agreement; 0.02% dated
	$ 8,554		06/30/10 maturing 07/01/10 (collateralized by
Internet - 9.53%			Sovereign Agency Issues; $2,292,226; 0.00%
Amazon.com Inc (a)	47,600	5,201	- 2.50%; dated 07/12/10 - 04/29/14)
Equinix Inc (a)	19,200	1,560			$ 6,261
F5 Networks Inc (a)	35,000	2,400	TOTAL REPURCHASE AGREEMENTS		$ 6,261
Google Inc (a)	8,590	3,822	Total Investments		$ 172,170
Priceline.com Inc (a)	19,400	3,425	Other Assets in Excess of Liabilities, Net -
	$ 16,408		0.04%		$ 65
Iron & Steel - 1.00%			TOTAL NET ASSETS - 100.00%		$ 172,235
Allegheny Technologies Inc	39,000	1,724

			(a) Non-Income Producing Security
Lodging - 1.98%
Las Vegas Sands Corp (a)	153,800	3,405

Machinery - Construction & Mining - 2.05%
Caterpillar Inc	58,800	3,532

See accompanying notes.

56

Schedule of Investments LargeCap Growth Account June 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 24,850
Unrealized Depreciation	(10,801)
Net Unrealized Appreciation (Depreciation)	$ 14,049
Cost for federal income tax purposes	$ 158,121
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	23.44%
Technology	17.45%
Financial	15.59%
Consumer, Cyclical	15.03%
Communications	12.29%
Industrial	10.84%
Basic Materials	5.32%
Other Assets in Excess of Liabilities, Net	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.

57

Schedule of Investments MidCap Blend Account June 30, 2010 (unaudited)

COMMON STOCKS - 100.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.22%			Insurance (continued)
Lamar Advertising Co (a)	31,495 $	772	Progressive Corp/The	164,510 $	3,079
			White Mountains Insurance Group Ltd	10,743	3,483
Aerospace & Defense - 0.74%				$ 42,299
Alliant Techsystems Inc (a)	42,846	2,659	Internet - 0.63%
			Liberty Media Corp - Interactive (a)	214,495	2,252
Commercial Services - 7.90%
CoreLogic Inc	75,434	1,332	Investment Companies - 0.28%
Iron Mountain Inc	446,887	10,037	RHJ International (a),(b)	132,115	1,013
Lender Processing Services Inc	96,232	3,013
Moody's Corp	212,986	4,243	Media - 11.02%
SAIC Inc (a)	375,598	6,288	Discovery Communications Inc - A Shares (a)	65,249	2,330
Western Union Co/The	223,978	3,339	Discovery Communications Inc - C Shares (a)	189,584	5,864
	$ 28,252		DISH Network Corp	402,204	7,300
Consumer Products - 1.99%			Liberty Global Inc - A Shares (a)	185,991	4,834
Clorox Co	114,581	7,122	Liberty Global Inc - B Shares (a)	110,357	2,868
			Liberty Media Corp - Capital Series A (a)	264,289	11,076
Distribution & Wholesale - 0.34%			Liberty Media Corp - Starz (a)	32,809	1,701
Fastenal Co	24,285	1,219	Washington Post Co/The	8,418	3,455
				$ 39,428
Diversified Financial Services - 2.17%			Mining - 5.72%
Ameriprise Financial Inc	65,678	2,373	Franco-Nevada Corp	230,621	7,019
Onex Corp	224,371	5,394	Newmont Mining Corp	168,824	10,423
	$ 7,767		Royal Gold Inc	62,724	3,011
Electric - 2.32%				$ 20,453
AES Corp/The (a)	219,596	2,029	Miscellaneous Manufacturing - 0.93%
Allegheny Energy Inc	130,629	2,701	Tyco International Ltd	93,984	3,311
Brookfield Infrastructure Partners LP	15,186	241
Calpine Corp (a)	260,485	3,313	Oil & Gas - 7.17%
	$ 8,284		Cimarex Energy Co	45,202	3,236
Electronics - 1.03%			Denbury Resources Inc (a)	225,087	3,295
Gentex Corp	204,520	3,677	EOG Resources Inc	56,770	5,585
			EQT Corp	136,695	4,940
Energy - Alternate Sources - 2.22%			Nabors Industries Ltd (a)	97,360	1,716
Covanta Holding Corp (a)	478,038	7,931	Newfield Exploration Co (a)	24,628	1,203
			Questar Corp	124,694	5,672
Entertainment - 0.81%				$ 25,647
Ascent Media Corp (a)	23,524	594	Oil & Gas Services - 0.22%
International Game Technology	145,374	2,282	Weatherford International Ltd (a)	60,920	801
	$ 2,876
Food - 2.67%			Pharmaceuticals - 2.69%
Kellogg Co	70,927	3,568	Mead Johnson Nutrition Co	60,739	3,044
Sysco Corp	209,598	5,988	Valeant Pharmaceuticals International (a)	126,204	6,599
	$ 9,556			$ 9,643
Gas - 0.74%			Pipelines - 2.72%
National Fuel Gas Co	57,800	2,652	Spectra Energy Corp	230,350	4,623
			Williams Cos Inc	279,406	5,108
Healthcare - Products - 3.41%				$ 9,731
Becton Dickinson and Co	25,149	1,701	Real Estate - 2.40%
Covidien PLC	88,587	3,559	Brookfield Asset Management Inc	291,648	6,597
DENTSPLY International Inc	125,950	3,767	Forest City Enterprises Inc (a)	176,137	1,994
St Jude Medical Inc (a)	88,142	3,181		$ 8,591
	$ 12,208		Retail - 8.83%
Healthcare - Services - 4.92%			AutoZone Inc (a)	23,665	4,573
Coventry Health Care Inc (a)	129,345	2,287	Copart Inc (a)	90,565	3,243
Laboratory Corp of America Holdings (a)	147,022	11,078	O'Reilly Automotive Inc (a)	294,302	13,997
Lincare Holdings Inc	129,968	4,225	TJX Cos Inc	140,087	5,877
	$ 17,590		Yum! Brands Inc	100,177	3,911
Holding Companies - Diversified - 1.24%				$ 31,601
Leucadia National Corp (a)	226,786	4,425	Semiconductors - 0.96%
			Microchip Technology Inc	124,449	3,452
Insurance - 11.83%
Aon Corp	96,527	3,583	Software - 5.61%
Brown & Brown Inc	194,789	3,728	Broadridge Financial Solutions Inc	111,258	2,120
Everest Re Group Ltd	90,608	6,408	Dun & Bradstreet Corp	72,307	4,853
Fidelity National Financial Inc	29,000	377	Fidelity National Information Services Inc	213,459	5,725
First American Financial Corp	80,130	1,016	Intuit Inc (a)	125,387	4,360
Loews Corp	267,058	8,896	Microsoft Corp	131,556	3,027
Markel Corp (a)	22,997	7,819		$ 20,085
Marsh & McLennan Cos Inc	122,510	2,763	Telecommunications - 4.00%
Mercury General Corp	27,670	1,147	American Tower Corp (a)	180,705	8,041

See accompanying notes.

58

Schedule of Investments MidCap Blend Account June 30, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Sector	Percent
COMMON STOCKS (continued)	Shares Held Value (000's)
			Consumer, Non-cyclical	23.58%
Telecommunications (continued)
EchoStar Holding Corp (a)	126,786 $	2,419	Financial	16.74%
			Communications	15.87%
Telephone & Data Systems Inc	19,414	590
			Consumer, Cyclical	12.38%
Telephone & Data Systems Inc - Special Shares	122,597	3,254
			Energy	12.33%
		$ 14,304	Technology	6.57%
Textiles - 2.40%			Basic Materials	5.72%
Cintas Corp	289,544	6,940	Utilities	3.06%
Mohawk Industries Inc (a)	36,283	1,660
			Industrial	2.80%
		$ 8,600	Diversified	1.24%
Transportation - 0.10%			Liabilities in Excess of Other Assets, Net	(0.29)%
Heartland Express Inc	24,587	357	TOTAL NET ASSETS	100.00%

TOTAL COMMON STOCKS		$ 358,558
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.06%	(000's)	Value (000's)
Banks - 0.06%
Investment in Joint Trading Account; Bank of	$ 78	$ 78
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $79,682; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	33	33
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $33,385; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	19	19
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $19,684; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	73	73
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $74,328; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
		$ 203
TOTAL REPURCHASE AGREEMENTS		$ 203
Total Investments		$ 358,761
Liabilities in Excess of Other Assets, Net -
(0.29)%		$ (1,038)
TOTAL NET ASSETS - 100.00%		$ 357,723

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,013 or 0.28% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 50,981
Unrealized Depreciation	(52,080)
Net Unrealized Appreciation (Depreciation)	$ (1,099)
Cost for federal income tax purposes	$ 359,860
All dollar amounts are shown in thousands (000's)

See accompanying notes.

59

Schedule of Investments
Money Market Account
June 30, 2010 (unaudited)

COMMON STOCKS - 2.31%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 2.31%				Amount
BlackRock Liquidity Funds TempFund Portfolio	5,000,000 $	5,000	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
DWS Money Market Series	2,600,000	2,600	Michigan - 0.15%
		$ 7,600	Calvin College JP Morgan Chase
TOTAL COMMON STOCKS		$ 7,600	0.37%, 10/1/2037	$ 500	$ 500
	Principal
	Amount		New Mexico - 1.26%
BONDS - 3.52%	(000's)	Value (000's)	City of Albuquerque NM
Automobile Asset Backed Securities - 0.75%			0.40%, 8/1/2025	1,555	1,555
Bank of America Auto Trust			City of Las Cruces NM
0.62%, 7/15/2011	$ 1,100	$ 1,100	0.35%, 12/1/2018	1,400	1,400
Nissan Auto Lease Trust			Village of Los Lunas NM
0.56%, 6/15/2011	1,268	1,268	0.40%, 2/1/2025	1,200	1,200
World Omni Automobile Lease Securitization					$ 4,155
Trust			New York - 3.16%
0.40%, 11/15/2010	95	95	New York City Housing Development Corp
		$ 2,463	0.32%, 6/15/2034	1,450	1,450
Banks - 0.61%			0.32%, 12/1/2035	1,175	1,175
JP Morgan Chase Bank NA			0.34%, 7/1/2013	835	835
0.35%, 7/21/2010(a)	2,000	2,000	New York City Housing Development
			Corp Landesbank Hessen-Thueringen
Insurance - 0.88%			0.28%, 6/1/2039	2,300	2,300
Berkshire Hathaway Inc			New York State Housing Finance Agency
0.35%, 8/10/2010(a)	2,900	2,900	0.31%, 11/15/2036	900	900
			New York State Housing Finance Agency Fannie
Other Asset Backed Securities - 1.28%			Mae
CNH Equipment Trust			0.37%, 5/15/2033	1,460	1,460
0.35%, 4/15/2011	2,355	2,355	New York State Housing Finance Agency Maiden
Great America Leasing Receivables			Lane Properties
0.50%, 11/15/2010(b)	241	240	0.30%, 5/15/2037	1,400	1,400
Volvo Financial Equipment LLC			New York State Housing Finance Agency Tower
0.51%, 5/16/2011(a),(b)	1,629	1,629	31 LLC
		$ 4,224	0.31%, 11/1/2036	900	900
TOTAL BONDS		$ 11,587			$ 10,420
	Principal		North Carolina - 0.15%
	Amount		Rowan County Industrial Facilities & Pollution
MUNICIPAL BONDS - 10.19%	(000's)	Value (000's)	Control Financing Authority Taylor Clay Products
California - 1.26%			Inc.
California Statewide Communities Development			0.40%, 4/1/2022	490	490
Authority Fannie Mae
0.42%, 12/15/2036	$ 750	$ 750	Ohio - 0.58%
San Jose Redevelopment Agency JP Morgan			City of Cleveland OH
Chase Bank			0.35%, 1/1/2012	910	910
0.34%, 8/1/2028	125	125	State of Ohio Xavier University
Santa Rosa Rancheria Tachi Yokut Tribe			0.34%, 5/1/2042	1,000	1,000
Enterprise					$ 1,910
0.38%, 9/1/2019	3,265	3,265	Pennsylvania - 0.75%
		$ 4,140	City of Reading PA
Colorado - 0.42%			0.35%, 11/1/2031	600	600
City of Colorado Springs CO			Luzerne County Industrial Development
0.35%, 11/1/2027	700	700	Authority Obligated Group
Sheridan Redevelopment Agency Citibank NA			0.40%, 2/1/2021	1,120	1,120
0.95%, 12/1/2029	700	700	Montgomery County Industrial Development
		$ 1,400	Authority/PA JP Morgan Chase
			0.44%, 8/1/2037	750	750
Illinois - 0.57%
City of Chicago IL US Bank NA					$ 2,470
1.34%, 7/8/2010	900	900	Rhode Island - 0.58%
Memorial Health System/IL JP Morgan Chase			Rhode Island Student Loan Authority
Bank			0.32%, 6/1/2048	1,900	1,900
0.36%, 10/1/2024	1,000	1,000
		$ 1,900	Texas - 0.30%
			South Central Texas Industrial Development Corp
Indiana - 0.12%
Ball State University Foundation Inc US Bank NA			0.34%, 5/1/2020	1,000	1,000
0.32%, 9/1/2031	400	400
			Washington - 0.40%
			Washington State Housing Finance Commission
Iowa - 0.49%
Iowa Finance Authority Dexia/Fannie Mae/Ginnie			0.60%, 7/1/2030	465	465
Mae			Washington State Housing Finance
0.33%, 1/1/2038	1,600	1,600	Commission Deer Run West LP
			0.40%, 6/15/2037	800	800

See accompanying notes.

60

Schedule of Investments Money Market Account June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Washington (continued)			Banks (continued)
Washington State Housing Finance			Standard Chartered Bank/New York
Commission Fannie Mae			0.43%, 9/15/2010(b)	$ 1,500	$ 1,499
0.42%, 5/15/2033	$ 50	$ 50	0.43%, 9/20/2010(b)	2,000	1,998
		$ 1,315	0.46%, 8/9/2010(b)	1,900	1,899
TOTAL MUNICIPAL BONDS		$ 33,600	0.48%, 10/8/2010(b)	1,700	1,698
	Principal		State Street Corp
U.S. GOVERNMENT & GOVERNMENT	Amount		0.31%, 7/8/2010	2,100	2,100
AGENCY OBLIGATIONS - 1.69%	(000's)	Value (000's)	0.48%, 9/13/2010(c)	2,200	2,198
U.S. Treasury Bill - 1.69%			UBS Finance Delaware LLC
0.02%, 7/8/2010	$ 4,000	$ 4,000	0.40%, 9/28/2010	2,000	1,998
0.44%, 4/7/2011	1,600	1,595	0.42%, 7/30/2010	2,200	2,199
		$ 5,595	0.63%, 10/8/2010	2,000	1,996
TOTAL U.S. GOVERNMENT &					$ 51,571
GOVERNMENT AGENCY OBLIGATIONS		$ 5,595	Chemicals - 1.52%
	Maturity		BASF SE
			0.27%, 8/24/2010(b)	2,000	1,999
	Amount
			0.65%, 7/9/2010(b)	1,500	1,500
REPURCHASE AGREEMENTS - 7.43%	(000's)	Value (000's)
Banks - 7.43%			EI du Pont de Nemours & Co
Investment in Joint Trading Account; Bank of	$ 16,000	$ 16,000	0.55%, 9/13/2010	1,500	1,498
America Repurchase Agreement; 0.02%					$ 4,997
dated 06/30/10 maturing 07/01/10			Diversified Financial Services - 42.02%
(collateralized by US Treasury Note;			American Express Credit
$16,320,000; 3.13%; dated 04/30/13)			0.33%, 8/23/2010	1,500	1,499
Investment in Joint Trading Account; Credit Suisse	8,500	8,500	0.45%, 9/21/2010	1,500	1,499
Repurchase Agreement; 0.01% dated			American Honda Finance Corp
06/30/10 maturing 07/01/10 (collateralized by			0.26%, 7/20/2010	2,000	2,000
US Treasury Note; $8,670,000; 1.75%; dated			0.28%, 8/31/2010	2,000	1,999
04/15/13)			0.28%, 9/22/2010	1,700	1,699
		$ 24,500	0.37%, 9/2/2010	2,200	2,198
TOTAL REPURCHASE AGREEMENTS		$ 24,500	BlackRock Inc
			0.22%, 7/1/2010(b)	3,400	3,400
	Principal		0.32%, 7/6/2010(b)	2,000	2,000
	Amount
COMMERCIAL PAPER - 73.22%	(000's)	Value (000's)	BNP Paribas Finance Inc
			0.28%, 7/12/2010	1,500	1,500
Agriculture - 0.30%
Philip Morris International Inc			0.28%, 8/17/2010	1,200	1,199
0.32%, 8/11/2010(b)	1,000	999	0.33%, 11/1/2010	2,150	2,148
			0.50%, 7/27/2010	2,000	1,999
			CAFCO LLC
Banks - 15.64%			0.30%, 7/13/2010(b)	2,200	2,200
Australia & New Zealand Banking Group Ltd			0.30%, 7/19/2010(b)	1,700	1,700
0.31%, 8/3/2010(b),(c)	1,500	1,500
			0.30%, 7/23/2010(b)	2,000	2,000
Bank of America Corp			0.37%, 7/28/2010(b)	2,100	2,099
0.34%, 8/17/2010	1,900	1,899
			Charta Corp
Bank of America NA			0.30%, 9/1/2010(b)	2,300	2,299
0.45%, 10/14/2010	500	500	0.30%, 9/7/2010(b)	500	500
0.46%, 11/18/2010	2,100	2,100	0.36%, 7/14/2010(b)	1,800	1,800
Barclays US Funding Corp			0.46%, 8/24/2010(b)	3,100	3,098
0.24%, 7/8/2010	2,000	2,000
			CRC Funding LLC
Commonwealth Bank of Australia			0.28%, 8/12/2010(b)	2,100	2,099
0.34%, 9/8/2010(b),(c)	1,500	1,499
			0.30%, 7/6/2010(b)	1,100	1,100
0.35%, 9/17/2010(b),(c)	2,000	1,998
			0.30%, 7/22/2010(b)	1,900	1,900
0.36%, 9/27/2010(b),(c)	2,000	1,998
			0.34%, 9/3/2010(b)	2,000	1,999
Credit Suisse/New York NY			0.55%, 9/9/2010(b)	1,000	999
0.38%, 8/2/2010	1,400	1,399
0.40%, 7/26/2010	2,000	1,999	Credit Agricole North America Inc
DnB NOR Bank ASA			0.32%, 7/6/2010	2,000	2,000
0.23%, 7/2/2010(b),(c)	2,000	2,000	0.33%, 8/24/2010	1,600	1,599
0.26%, 7/14/2010(b),(c)	2,200	2,200	Danske Corp
			0.36%, 7/21/2010(b)	3,900	3,899
0.40%, 9/28/2010(b),(c)	1,500	1,498
			0.37%, 8/27/2010(b)	1,600	1,599
Intesa Funding LLC			0.41%, 8/3/2010(b)	2,300	2,299
0.27%, 7/7/2010	2,400	2,400
			Gemini Securitization Corp LLC
0.36%, 7/1/2010	2,000	2,000	0.26%, 7/6/2010(b)	1,700	1,700
0.61%, 9/20/2010	1,500	1,498	0.35%, 7/12/2010(b)	2,200	2,200
Kreditanstalt fuer Wiederaufbau			0.40%, 8/10/2010(b)	1,800	1,799
0.19%, 7/22/2010(b),(c)	1,500	1,500
National Australia Funding Delaware Inc			0.50%, 9/2/2010	2,000	1,998
0.47%, 8/25/2010(b)	2,000	1,999	General Electric Capital
Royal Bank of Scotland Group PLC			0.18%, 7/26/2010	2,000	2,000
0.46%, 8/2/2010(b),(c)	2,000	1,999	0.42%, 9/27/2010	1,500	1,498

See accompanying notes.

61

Schedule of Investments Money Market Account June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Insurance (continued)
ING US Funding LLC			Prudential Funding LLC
0.30%, 7/6/2010	$ 2,000	$ 2,000	0.56%, 9/21/2010	$ 2,500	$ 2,497
0.33%, 8/13/2010	2,000	1,999	Prudential PLC
0.40%, 10/7/2010	1,900	1,898	0.35%, 7/2/2010(b)	1,000	1,000
Jupiter Securitization Co LLC			0.44%, 7/13/2010(b)	1,000	1,000
0.33%, 7/2/2010(b)	2,000	2,000	0.47%, 7/26/2010(b)	1,000	1,000
0.40%, 8/6/2010(b)	2,000	1,999	Swiss Re Treasury US Corp
0.40%, 8/16/2010(b)	2,000	1,999	0.72%, 8/23/2010(b)	1,800	1,798
0.45%, 9/10/2010(b)	2,000	1,998	0.75%, 7/12/2010(b)	2,000	2,000
Metlife Funding Inc			0.78%, 7/8/2010(b)	2,000	2,000
0.20%, 7/27/2010	2,500	2,500	0.78%, 7/16/2010(b)	2,000	1,999
1.05%, 7/19/2010(d)	1,000	1,000			$ 16,493
Nordea North America			Miscellaneous Manufacturing - 1.36%
0.28%, 9/9/2010	2,000	1,999	General Electric Co
0.32%, 7/29/2010	2,000	2,000	0.26%, 7/9/2010	2,200	2,200
0.34%, 8/4/2010	2,000	1,999	0.28%, 7/13/2010	2,300	2,300
Nordea North America Inc/DE					$ 4,500
0.28%, 7/16/2010	1,200	1,200	Oil & Gas - 1.30%
Paccar Financial Corp			BP Capital Markets PLC
0.45%, 8/16/2010	2,100	2,099	0.30%, 7/12/2010(b)	2,300	2,300
0.45%, 9/17/2010	2,500	2,497	Shell International Finance BV
Private Export Funding Corp			0.55%, 2/1/2011(b)	2,000	1,993
0.23%, 7/15/2010(b)	2,300	2,300
					$ 4,293
Rabobank USA Financial Corp			Supranational Bank - 1.82%
0.25%, 7/1/2010	1,620	1,620	Corp Andina de Fomento
0.48%, 9/24/2010	1,900	1,898	0.35%, 7/22/2010(b)	2,000	1,999
Ranger Funding Co LLC			0.48%, 9/14/2010(b)	1,900	1,898
(b)
0.40%, 7/14/2010	2,000	2,000	0.55%, 10/12/2010(b)	2,100	2,097
Sheffield Receivables Corp					$ 5,994
0.38%, 7/29/2010(b)	2,000	1,999
0.40%, 8/13/2010(b)	2,000	1,999	Telecommunications - 0.61%
0.48%, 9/14/2010(b)	2,000	1,998	Telstra Corp Ltd
			0.45%, 8/16/2010(b)	2,000	1,999
0.49%, 9/10/2010(b)	2,000	1,998
Societe Generale North America Inc
			TOTAL COMMERCIAL PAPER		$ 241,350
0.31%, 8/19/2010	2,100	2,099
0.32%, 7/20/2010	2,000	2,000		Principal
0.35%, 9/8/2010	2,000	1,999		Amount
Straight - A Funding LLC			CERTIFICATE OF DEPOSIT - 1.64%	(000's)	Value (000's)
0.33%, 8/18/2010	2,000	1,999	Banks - 1.64%
0.33%, 8/26/2010(b)	1,500	1,499	Bank of America NA
0.39%, 8/5/2010	1,100	1,100	0.40%, 11/12/2010	2,400	2,400
0.40%, 8/9/2010	1,000	999	0.41%, 10/25/2010	1,000	1,000
0.40%, 8/11/2010	1,700	1,699	Citibank NA
0.42%, 8/27/2010	896	895	0.41%, 8/4/2010	2,000	2,000
Toyota Credit Canada Inc					$ 5,400
0.44%, 7/28/2010	1,200	1,200	TOTAL CERTIFICATE OF DEPOSIT		$ 5,400
0.52%, 9/29/2010	2,000	1,997	Total Investments		$ 329,632
0.52%, 9/30/2010	1,500	1,498	Liabilities in Excess of Other Assets, Net -
Toyota Motor Credit Corp			0.00%		$ (9)
0.36%, 7/26/2010	1,400	1,400	TOTAL NET ASSETS - 100.00%		$ 329,623
0.40%, 7/9/2010	1,600	1,600
Yorktown Capital LLC
0.33%, 7/23/2010	2,000	2,000	(a)	Variable Rate. Rate shown is in effect at June 30, 2010.
		$ 138,507	(b)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Electric - 3.64%
			registration, normally to qualified institutional buyers. Unless otherwise
GDF Suez
0.35%, 7/20/2010(b)	3,000	2,999	indicated, these securities are not considered illiquid. At the end of the
0.35%, 8/9/2010(b)	1,000	1,000	period, the value of these securities totaled $134,409 or 40.78% of net
0.36%, 8/3/2010(b)	2,000	1,999	assets.
0.36%, 8/19/2010(b)	2,000	1,999	(c)	Security issued by foreign bank and denominated in USD.
			(d) Security is Illiquid
Southern Co Funding Corp
0.25%, 7/27/2010(b)	2,000	2,000
0.25%, 7/28/2010(b)	2,000	2,000
		$ 11,997
Insurance - 5.01%
New York Life Capital Corp
0.26%, 7/7/2010(b)	1,200	1,200
0.32%, 8/13/2010(b)	2,000	1,999

See accompanying notes.

62

Schedule of Investments Money Market Account June 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 329,632
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	73.23%
Revenue	8.02%
Utilities	3.64%
Government	3.51%
Exchange Traded Funds	2.31%
Asset Backed Securities	2.03%
Insured	1.78%
Basic Materials	1.52%
Industrial	1.36%
Energy	1.30%
Communications	0.61%
Consumer, Non-cyclical	0.30%
Tax Allocation	0.21%
General Obligation	0.18%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

63

     Schedule of Investments Mortgage Securities Account June 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS - 29.03%	(000's)	Value (000's)	AGENCY OBLIGATIONS - 70.01%	(000's)	Value (000's)
Finance - Mortgage Loan/Banker - 3.03%			Federal Home Loan Mortgage Corporation (FHLMC) - 33.45%
Fannie Mae			4.00%, 6/1/2024(c)	$ 1,825	$ 1,898
3.00%, 9/16/2014	$ 3,000	$ 3,148	4.00%, 3/1/2025(c)	2,452	2,550
Federal Farm Credit Bank			4.00%, 8/1/2039(c)	2,626	2,661
3.70%, 5/15/2013	2,500	2,676	4.50%, 4/1/2018(c)	418	446
Federal Home Loan Banks			4.50%, 6/1/2024(c)	1,712	1,808
4.50%, 9/16/2013	1,640	1,803	4.50%, 8/1/2024(c)	2,510	2,650
		$ 7,627	4.50%, 8/1/2033(c)	509	534
Mortgage Backed Securities - 25.87%			4.50%, 8/1/2033(c)	445	467
Banc of America Funding Corp			4.50%, 6/1/2035(c)	2,247	2,358
0.43%, 7/20/2036(a)	934	916	4.50%, 6/1/2035(c)	2,281	2,384
Banc of America Mortgage Securities Inc			4.50%, 5/1/2039(c)	1,923	1,995
4.75%, 8/25/2033	104	104	4.50%, 6/1/2039(c)	2,918	3,027
4.75%, 2/25/2035	1,408	1,415	4.50%, 9/1/2039(c)	2,937	3,047
Chase Mortgage Finance Corp			4.50%, 11/1/2039(c)	2,884	2,992
6.00%, 5/25/2035	1,920	1,703	4.50%, 12/1/2039(c)	3,453	3,582
Citicorp Mortgage Securities Inc			5.00%, 3/1/2028(c)	1,789	1,900
5.25%, 2/25/2035	2,282	2,364	5.00%, 2/1/2033(c)	823	876
5.50%, 3/25/2035	1,046	1,049	5.00%, 6/1/2033(c)	861	919
Countrywide Home Loan Mortgage Pass Through			5.00%, 8/1/2033(c)	1,492	1,586
Trust			5.00%, 8/1/2033(c)	1,406	1,501
5.00%, 11/25/2018	939	966	5.00%, 5/1/2034(c)	1,650	1,752
5.25%, 5/25/2034	1,631	1,572	5.00%, 5/1/2035(c)	876	929
Credit Suisse First Boston Mortgage Securities			5.00%, 7/1/2035(c)	4,010	4,252
Corp			5.00%, 10/1/2038(c)	2,907	3,066
5.75%, 4/25/2033	652	651	5.00%, 5/1/2039(c)	2,531	2,681
Fannie Mae			5.00%, 6/1/2039(c)	3,191	3,380
4.50%, 10/25/2031	2,500	2,674	5.00%, 9/1/2039(c)	3,021	3,200
4.50%, 10/25/2036	2,700	2,869	5.00%, 1/1/2040(c)	3,443	3,647
5.00%, 2/25/2027	132	1	5.50%, 11/1/2018(c)	583	634
5.00%, 5/25/2040	3,000	3,237	5.50%, 11/1/2032(c)	547	590
5.50%, 2/25/2032	1,066	1,123	5.50%, 4/1/2033(c)	1,057	1,143
7.00%, 4/25/2032	714	806	5.50%, 8/1/2033(c)	984	1,065
8.00%, 4/25/2022	6	6	5.50%, 12/1/2033(c)	1,247	1,346
8.70%, 12/25/2019	11	12	5.50%, 1/1/2034(c)	861	929
Freddie Mac			5.50%, 9/1/2035(c)	1,510	1,626
4.50%, 3/15/2038	4,627	4,951	5.50%, 1/1/2038(c)	1,969	2,115
4.50%, 3/15/2040	3,000	3,127	5.50%, 2/1/2038(c)	2,524	2,706
4.50%, 5/15/2040	3,500	3,570	6.00%, 1/1/2013(c)	29	31
5.50%, 1/15/2033	718	788	6.00%, 4/1/2017(c)	164	178
5.50%, 4/15/2033(a)	1,640	1,761	6.00%, 4/1/2017(c)	191	209
5.50%, 12/15/2033	3,500	3,781	6.00%, 5/1/2017(c)	188	203
MASTR Alternative Loans Trust			6.00%, 5/1/2031(c)	93	102
5.37%, 1/25/2020(a)	1,025	1,065	6.00%, 9/1/2032(c)	146	161
5.50%, 1/25/2020	2,221	2,313	6.00%, 11/1/2033(c)	509	563
Preliminary Dealer Issuances			6.00%, 11/1/2033(c)	466	515
4.75%, 5/25/2035(b)	1,825	1,811	6.00%, 12/1/2033(c)	448	495
Prime Mortgage Trust			6.00%, 5/1/2034(c)	790	868
4.75%, 10/25/2020(a)	838	839	6.00%, 5/1/2034(c)	1,549	1,684
Structured Asset Securities Corp			6.00%, 3/1/2037(c)	1,593	1,733
5.00%, 5/25/2035	2,017	1,969	6.50%, 11/1/2016(c)	60	66
6.00%, 4/25/2033	3,648	3,807	6.50%, 12/1/2021(c)	150	167
Wachovia Bank Commercial Mortgage Trust			6.50%, 4/1/2022(c)	197	218
4.70%, 5/15/2044	1,500	1,564	6.50%, 5/1/2022(c)	113	125
Wells Fargo Mortgage Backed Securities Trust			6.50%, 5/1/2023(c)	27	30
5.00%, 11/25/2020	786	802	6.50%, 1/1/2028(c)	14	16
5.50%, 5/25/2035	2,804	2,825	6.50%, 3/1/2029(c)	26	28
5.50%, 11/25/2035	1,728	1,729	6.50%, 4/1/2029(c)	273	305
5.75%, 10/25/2036(a)	1,683	1,665	6.50%, 10/1/2031(c)	60	66
6.00%, 4/25/2037	2,457	2,017	6.50%, 1/1/2032(c)	251	279
6.00%, 12/28/2037(a)	3,154	3,217	7.00%, 11/1/2012(c)	3	4
		$ 65,069	7.00%, 1/1/2013(c)	7	7
			7.00%, 1/1/2028(c)	180	205
Regional Authority - 0.13%
			7.00%, 6/1/2031(c)	15	17
US Department of Housing and Urban
			7.00%, 10/1/2031(c)	32	37
Development
			7.00%, 4/1/2032(c)	308	347
6.16%, 8/1/2011	317	317
			7.00%, 7/1/2036(c)	1,002	1,116
			7.50%, 2/1/2031(c)	30	34
TOTAL BONDS		$ 73,013
			8.00%, 12/1/2030(c)	9	10

See accompanying notes.

64

Schedule of Investments
Mortgage Securities Account
June 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
8.50%, 7/1/2029(c)	$ 48 $	56	9.00%, 9/1/2030(c)	$ 16	$ 19
	$ 84,117				$ 61,166
Federal National Mortgage Association (FNMA) - 24.32%			Government National Mortgage Association (GNMA) - 9.09%
4.00%, 5/1/2025(c)	2,489	2,590	4.00%, 3/20/2040	4,474	4,550
4.00%, 5/1/2039(c)	1,933	1,960	4.50%, 9/20/2039	3,238	3,373
4.50%, 3/1/2040(c)	2,483	2,567	4.50%, 3/20/2040	3,975	4,140
5.00%, 6/1/2018(c)	961	1,037	5.50%, 7/20/2033	935	1,018
5.00%, 10/1/2018(c)	833	899	5.50%, 2/20/2034	793	863
5.00%, 6/1/2025(c)	4,927	5,264	5.50%, 3/20/2034	996	1,084
5.00%, 6/1/2034(c)	1,436	1,526	6.00%, 2/20/2029	45	50
5.00%, 4/1/2039(c)	3,270	3,466	6.00%, 5/20/2032(a)	197	219
5.00%, 4/1/2040(c)	2,439	2,584	6.00%, 7/20/2033	610	678
5.50%, 1/1/2017(c)	275	299	6.00%, 8/15/2034	848	933
5.50%, 12/1/2017(c)	273	295	6.00%, 6/20/2038	1,682	1,836
5.50%, 5/1/2018(c)	700	760	6.50%, 3/20/2031	53	60
5.50%, 2/1/2033(c)	677	733	6.50%, 4/20/2031	57	64
5.50%, 5/1/2033(c)	80	86	6.50%, 7/15/2032	155	173
5.50%, 5/1/2033(c)	475	514	6.50%, 4/20/2034	125	139
5.50%, 6/1/2033(c)	1,001	1,082	6.50%, 11/15/2038	3,043	3,344
5.50%, 2/1/2034(c)	2,091	2,249	7.00%, 1/15/2028	4	5
5.50%, 4/1/2034(c)	246	265	7.00%, 1/15/2028	8	9
5.50%, 7/1/2034(c)	421	452	7.00%, 1/15/2028	27	30
5.50%, 8/1/2034(c)	407	437	7.00%, 1/15/2028	4	5
5.50%, 9/1/2034(c)	1,817	1,954	7.00%, 1/15/2028	5	5
5.50%, 11/1/2035(c)	1,799	1,936	7.00%, 1/15/2029	39	45
5.50%, 3/1/2038(c)	2,654	2,853	7.00%, 3/15/2029	22	25
5.50%, 3/1/2038(c)	2,661	2,860	7.00%, 6/20/2031	31	35
5.50%, 6/1/2038(c)	3,115	3,349	7.50%, 1/15/2023	2	2
5.96%, 10/1/2036(a),(c)	674	723	7.50%, 1/15/2023	2	2
6.00%, 12/1/2016(c)	186	203	7.50%, 1/15/2023	3	3
6.00%, 8/1/2017(c)	270	294	7.50%, 2/15/2023	2	2
6.00%, 8/1/2031(c)	282	311	7.50%, 2/15/2023	4	5
6.00%, 2/1/2034(c)	73	81	7.50%, 2/15/2023	9	10
6.00%, 9/1/2036(c)	1,625	1,772	7.50%, 3/15/2023	11	13
6.00%, 4/1/2037(c)	1,444	1,569	7.50%, 3/15/2023	5	5
6.00%, 5/1/2037(c)	2,142	2,326	7.50%, 4/15/2023	32	36
6.00%, 7/1/2037(c)	2,592	2,816	7.50%, 6/15/2023	17	19
6.00%, 9/1/2037(c)	1,865	2,026	7.50%, 6/15/2023	5	6
6.00%, 5/1/2038(c)	1,508	1,638	7.50%, 7/15/2023	1	2
6.50%, 9/1/2024(c)	86	95	7.50%, 9/15/2023	5	6
6.50%, 2/1/2029(c)	10	11	7.50%, 9/15/2023	9	10
6.50%, 3/1/2029(c)	41	46	7.50%, 10/15/2023	22	25
6.50%, 4/1/2029(c)	73	82	7.50%, 10/15/2023	12	13
6.50%, 7/1/2029(c)	349	394	7.50%, 11/15/2023	12	14
6.50%, 6/1/2031(c)	27	30	8.00%, 7/15/2026	3	3
6.50%, 6/1/2031(c)	20	23	8.00%, 8/15/2026	6	7
6.50%, 1/1/2032(c)	40	45	8.00%, 1/15/2027	3	3
6.50%, 3/1/2032(c)	158	177	8.00%, 2/15/2027	1	1
6.50%, 3/1/2032(c)	52	58	8.00%, 6/15/2027	1	1
6.50%, 4/1/2032(c)	202	226			$ 22,871
6.50%, 8/1/2032(c)	80	89	U.S. Treasury - 3.15%
6.50%, 11/1/2032(c)	74	83	4.00%, 2/15/2014	1,640	1,798
6.50%, 11/1/2032(c)	77	86	4.50%, 2/28/2011	1,640	1,686
6.50%, 12/1/2032(c)	199	222	4.50%, 2/15/2036	820	906
6.50%, 2/1/2033(c)	110	123	4.88%, 8/15/2016	820	949
6.50%, 7/1/2034(c)	448	499	6.00%, 2/15/2026	2,000	2,577
6.50%, 7/1/2034(c)	212	237			$ 7,916
6.50%, 2/1/2036(c)	916	1,003
			TOTAL U.S. GOVERNMENT &
6.50%, 5/1/2036(c)	1,143	1,256
			GOVERNMENT AGENCY OBLIGATIONS		$ 176,070
7.00%, 8/1/2028(c)	70	80
				Maturity
7.00%, 12/1/2028(c)	47	53
				Amount
7.00%, 4/1/2029(c)	27	31
			REPURCHASE AGREEMENTS - 0.68%	(000's)	Value (000's)
7.00%, 11/1/2031(c)	189	214
7.50%, 11/1/2029(c)	30	34	Banks - 0.68%
			Investment in Joint Trading Account; Bank of	$ 659	$ 659
8.00%, 5/1/2022(c)	2	2
			America Repurchase Agreement; 0.02%
8.00%, 5/1/2027(c)	87	99
			dated 06/30/10 maturing 07/01/10
8.00%, 9/1/2027(c)	19	22
			(collateralized by Sovereign Agency Issues
8.50%, 2/1/2023(c)	2	2
			and US Treasury Note; $672,396; 0.00% -
8.50%, 10/1/2027(c)	42	49
			4.75%; dated 05/15/14 - 07/15/17)

See accompanying notes.

65

		Schedule of Investments
		Mortgage Securities Account
		June 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Credit Suisse $	276	$ 276
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $281,716; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	163	163
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $166,106; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	615	615
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $627,215; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
		$ 1,713
TOTAL REPURCHASE AGREEMENTS		$ 1,713
Total Investments		$ 250,796
Other Assets in Excess of Liabilities, Net -
0.28%		$ 708
TOTAL NET ASSETS - 100.00%		$ 251,504

(a)	Variable Rate. Rate shown is in effect at June 30, 2010.
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,811 or 0.72% of net assets.
(c)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 10,328
Unrealized Depreciation	(445)
Net Unrealized Appreciation (Depreciation)	$ 9,883
Cost for federal income tax purposes	$ 240,913
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	92.73%
Government	6.31%
Financial	0.68%
Other Assets in Excess of Liabilities, Net	0.28%
TOTAL NET ASSETS	100.00%

See accompanying notes.

66

     Schedule of Investments Principal Capital Appreciation Account June 30, 2010 (unaudited)

COMMON STOCKS - 97.18%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.51%			Cosmetics & Personal Care - 1.10%
Boeing Co/The	24,551 $	1,541	Alberto-Culver Co	10,635 $	288
Northrop Grumman Corp	7,325	399	Procter & Gamble Co	12,100	726
Teledyne Technologies Inc (a)	9,600	370		$ 1,014
	$ 2,310		Diversified Financial Services - 2.95%
Agriculture - 0.44%			Charles Schwab Corp/The	103,625	1,469
Archer-Daniels-Midland Co	15,750	407	Franklin Resources Inc	14,365	1,238
				$ 2,707
Airlines - 0.97%			Electric - 1.25%
Alaska Air Group Inc (a)	12,887	579	Edison International	11,950	379
Cathay Pacific Airways Ltd ADR	32,100	312	PG&E Corp	18,800	773
	$ 891			$ 1,152
Apparel - 1.90%			Electronics - 2.88%
Columbia Sportswear Co	10,154	474	Dionex Corp (a)	14,232	1,060
Nike Inc	18,813	1,271	Electro Scientific Industries Inc (a)	6,068	81
	$ 1,745		FEI Co (a)	22,735	448
Automobile Manufacturers - 1.30%			FLIR Systems Inc (a)	4,125	120
PACCAR Inc	26,633	1,062	Itron Inc (a)	7,260	449
Toyota Motor Corp ADR	1,959	134	Trimble Navigation Ltd (a)	9,625	269
	$ 1,196		Waters Corp (a)	3,350	217
Automobile Parts & Equipment - 0.58%				$ 2,644
Johnson Controls Inc	19,675	529	Engineering & Contruction - 1.13%
			Granite Construction Inc	13,375	315
Banks - 4.80%			Jacobs Engineering Group Inc (a)	20,071	731
Barclays PLC ADR	4,225	67		$ 1,046
City National Corp/CA	5,976	306	Environmental Control - 0.72%
East West Bancorp Inc	12,093	185	Energy Recovery Inc (a)	16,828	67
JP Morgan Chase & Co	26,754	980	Waste Connections Inc (a)	17,135	598
State Street Corp	12,850	435		$ 665
US Bancorp	17,900	400	Food - 2.71%
Wells Fargo & Co	71,210	1,823	Campbell Soup Co	5,575	200
Westamerica Bancorporation	4,175	219	Dairy Farm International Holdings Ltd ADR	17,343	601
	$ 4,415		Dean Foods Co (a)	3,350	34
Beverages - 0.60%			General Mills Inc	20,520	729
Brown-Forman Corp	4,682	268	Kroger Co/The	14,515	286
PepsiCo Inc	4,683	285	Ralcorp Holdings Inc (a)	3,280	179
	$ 553		Safeway Inc	23,600	464
Biotechnology - 1.63%				$ 2,493
Dendreon Corp (a)	4,275	138	Forest Products & Paper - 1.71%
Gilead Sciences Inc (a)	20,699	710	Plum Creek Timber Co Inc	11,800	407
Life Technologies Corp (a)	9,421	445	Weyerhaeuser Co	33,060	1,164
Martek Biosciences Corp (a)	8,826	209		$ 1,571
	$ 1,502		Gas - 1.53%
Building Materials - 0.67%			Energen Corp	2,240	99
Apogee Enterprises Inc	10,464	113	Northwest Natural Gas Co	1,325	58
Cemex SAB de CV ADR(a)	12,125	117	Sempra Energy	26,775	1,253
Simpson Manufacturing Co Inc	15,863	390		$ 1,410
	$ 620		Healthcare - Products - 3.29%
Chemicals - 0.75%			Beckman Coulter Inc	11,488	693
FMC Corp	3,450	198	Becton Dickinson and Co	4,282	289
Potash Corp of Saskatchewan Inc	3,630	313	Johnson & Johnson	16,706	987
Sigma-Aldrich Corp	3,600	179	ResMed Inc (a)	4,315	262
	$ 690		Techne Corp	4,571	262
Commercial Services - 0.88%			Varian Medical Systems Inc (a)	10,252	536
AMN Healthcare Services Inc (a)	11,834	89		$ 3,029
Resources Connection Inc (a)	15,912	217	Healthcare - Services - 0.89%
Robert Half International Inc	9,950	234	DaVita Inc (a)	9,925	620
TrueBlue Inc (a)	16,025	179	Health Net Inc (a)	5,105	124
Visa Inc	1,305	92	Sun Healthcare Group Inc (a)	10,158	82
	$ 811			$ 826
Computers - 3.62%			Home Builders - 0.28%
Apple Inc (a)	2,675	673	KB Home	12,700	140
Hewlett-Packard Co	33,725	1,459	Winnebago Industries Inc (a)	11,593	115
IBM Corp	8,630	1,066		$ 255
Mentor Graphics Corp (a)	14,491	128
			Insurance - 2.21%
	$ 3,326		Fidelity National Financial Inc	4,300	56
Consumer Products - 2.04%			HCC Insurance Holdings Inc	14,575	361
Clorox Co	20,320	1,263	Mercury General Corp	5,147	213
Kimberly-Clark Corp	8,200	497	MetLife Inc	9,950	376
WD-40 Co	3,500	117	StanCorp Financial Group Inc	25,104	1,018
	$ 1,877			$ 2,024

See accompanying notes.

67

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet - 1.83%			Retail (continued)
Amazon.com Inc (a)	3,955 $	432	CVS Caremark Corp	5,923 $	174
Art Technology Group Inc (a)	55,002	188	Home Depot Inc	12,200	343
Google Inc (a)	2,390	1,063	Jack in the Box Inc (a)	14,932	291
	$ 1,683		McDonald's Corp	13,725	904
Iron & Steel - 1.20%			Nordstrom Inc	26,375	849
Reliance Steel & Aluminum Co	12,900	467	Ross Stores Inc	2,420	129
Schnitzer Steel Industries Inc	16,233	636	Starbucks Corp	55,635	1,352
	$ 1,103		Yum! Brands Inc	4,000	156
Leisure Products & Services - 0.68%					$ 6,498
Ambassadors Group Inc	17,993	203	Savings & Loans - 1.53%
Carnival Corp	8,875	268	Washington Federal Inc	87,074	1,409
Harley-Davidson Inc	7,124	158
	$ 629		Semiconductors - 3.81%
Lodging - 0.49%			Applied Materials Inc	51,123	614
Red Lion Hotels Corp (a)	75,959	454	Avago Technologies Ltd (a)	10,650	224
			Intel Corp	69,380	1,350
			LSI Corp (a)	39,655	182
Machinery - Diversified - 0.36%
Cascade Corp	9,297	331	Microchip Technology Inc	21,434	595
			Novellus Systems Inc (a)	3,300	84
			QLogic Corp (a)	16,425	273
Media - 1.55%
			Supertex Inc (a)	7,518	185
Walt Disney Co/The	45,320	1,428
					$ 3,507
Metal Fabrication & Hardware - 0.55%			Software - 5.48%
Precision Castparts Corp	4,928	507	Actuate Corp (a)	39,881	177
			Adobe Systems Inc (a)	43,125	1,140
Mining - 0.20%			Autodesk Inc (a)	9,950	242
Freeport-McMoRan Copper & Gold Inc	3,040	180	Informatica Corp (a)	8,625	206
			Microsoft Corp	100,436	2,311
Miscellaneous Manufacturing - 1.30%			Omnicell Inc (a)	14,739	172
Crane Co	7,975	241	Oracle Corp	24,284	521
General Electric Co	66,296	956	Quality Systems Inc	1,379	80
	$ 1,197		Quest Software Inc (a)	10,575	191
Oil & Gas - 9.85%					$ 5,040
Apache Corp	16,035	1,350	Telecommunications - 4.77%
Berry Petroleum Co	14,664	377	AT&T Inc	60,350	1,460
Chevron Corp	40,333	2,737	China Mobile Ltd ADR	4,000	198
CNOOC Ltd ADR	2,250	383	Cisco Systems Inc (a)	60,250	1,284
Devon Energy Corp	13,215	805	Polycom Inc (a)	6,900	206
Exxon Mobil Corp	13,561	774	Qualcomm Inc	6,900	227
Nabors Industries Ltd (a)	8,050	142	Verizon Communications Inc	35,800	1,003
Occidental Petroleum Corp	25,147	1,940			$ 4,378
Total SA ADR	12,375	552	Toys, Games & Hobbies - 0.54%
	$ 9,060		Mattel Inc	23,545	498
Oil & Gas Services - 0.20%
Natural Gas Services Group Inc (a)	10,328	156	Transportation - 2.18%
Schlumberger Ltd	500	28	Con-way Inc	10,721	322
	$ 184		Expeditors International of Washington Inc	40,198	1,387
Pharmaceuticals - 5.30%			Union Pacific Corp	4,200	292
Allergan Inc/United States	23,444	1,366			$ 2,001
Bristol-Myers Squibb Co	30,832	769	Trucking & Leasing - 0.18%
Forest Laboratories Inc (a)	10,527	289	Greenbrier Cos Inc (a)	14,447	162
McKesson Corp	21,284	1,430
Medicis Pharmaceutical Corp	1,475	32	Water - 0.38%
Obagi Medical Products Inc (a)	10,946	129	California Water Service Group	9,800	350
Teva Pharmaceutical Industries Ltd ADR	2,140	111
VCA Antech Inc (a)	22,131	548	TOTAL COMMON STOCKS		$ 89,390
Watson Pharmaceuticals Inc (a)	4,965	202		Maturity
	$ 4,876			Amount
Publicly Traded Investment Fund - 0.09%			REPURCHASE AGREEMENTS - 2.87%	(000's)	Value (000's)
iShares Russell 3000 Index Fund	1,300	79	Banks - 2.87%
			Investment in Joint Trading Account; Bank of	$ 1,017	$ 1,017
REITS - 2.31%			America Repurchase Agreement; 0.02%
Alexandria Real Estate Equities Inc	11,323	718	dated 06/30/10 maturing 07/01/10
Essex Property Trust Inc	2,350	229	(collateralized by Sovereign Agency Issues
HCP Inc	24,700	796	and US Treasury Note; $1,037,111; 0.00% -
Nationwide Health Properties Inc	10,759	385	4.75%; dated 05/15/14 - 07/15/17)
	$ 2,128
Retail - 7.06%
Copart Inc (a)	15,271	547
Costco Wholesale Corp	31,975	1,753

See accompanying notes.

68

Schedule of Investments Principal Capital Appreciation Account June 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Credit Suisse $	426	$ 426
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $434,521; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	251	251
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $256,203; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	948	948
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $967,423; 0.00% -
2.50%; dated 07/12/10 - 04/29/14)
		$ 2,642
TOTAL REPURCHASE AGREEMENTS		$ 2,642
Total Investments		$ 92,032
Liabilities in Excess of Other Assets, Net -
(0.05)%		$ (49)
TOTAL NET ASSETS - 100.00%		$ 91,983

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 23,094
Unrealized Depreciation	(4,392)
Net Unrealized Appreciation (Depreciation)	$ 18,702
Cost for federal income tax purposes	$ 73,330
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	18.90%
Financial	16.66%
Consumer, Cyclical	13.79%
Technology	12.91%
Industrial	12.48%
Energy	10.05%
Communications	8.14%
Basic Materials	3.87%
Utilities	3.16%
Exchange Traded Funds	0.09%
Liabilities in Excess of Other Assets, Net	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

69

Schedule of Investments
Real Estate Securities Account
June 30, 2010 (unaudited)

COMMON STOCKS - 99.56%	Shares Held Value (000's)			Maturity
Commercial Services - 0.47%				Amount
Corrections Corp of America (a)	37,900 $	723	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 2.33%			Investment in Joint Trading Account; Deutsche $	30	$ 30
Marriott International Inc/DE	26,600	796	Bank Repurchase Agreement; 0.03% dated
Starwood Hotels & Resorts Worldwide Inc	67,500	2,797	06/30/10 maturing 07/01/10 (collateralized by
		$ 3,593	Sovereign Agency Issues; $30,798; 4.13% -
Real Estate - 2.65%			4.50%; dated 01/15/13 - 09/27/13)
CB Richard Ellis Group Inc (a)	155,200	2,112	Investment in Joint Trading Account; Morgan	114	114
Jones Lang LaSalle Inc	30,100	1,976	Stanley Repurchase Agreement; 0.02% dated
		$ 4,088	06/30/10 maturing 07/01/10 (collateralized by
REITS - 94.11%			Sovereign Agency Issues; $116,291; 0.00% -
Acadia Realty Trust	74,078	1,246	2.50%; dated 07/12/10 - 04/29/14)
AMB Property Corp	143,360	3,399			$ 318
American Campus Communities Inc	60,635	1,655	TOTAL REPURCHASE AGREEMENTS		$ 318
Apartment Investment & Management Co	114,900	2,225	Total Investments		$ 154,080
Ashford Hospitality Trust Inc (a)	45,800	336	Other Assets in Excess of Liabilities, Net -
AvalonBay Communities Inc	73,066	6,822	0.23%		$ 348
Boston Properties Inc	125,315	8,940	TOTAL NET ASSETS - 100.00%		$ 154,428
Brandywine Realty Trust	27,424	295
CBL & Associates Properties Inc	194,399	2,418
Colonial Properties Trust	139,137	2,022	(a) Non-Income Producing Security
Digital Realty Trust Inc	92,023	5,308
Douglas Emmett Inc	163,189	2,320
DuPont Fabros Technology Inc	78,847	1,936	Unrealized Appreciation (Depreciation)
Education Realty Trust Inc	100,150	604	The net federal income tax unrealized appreciation (depreciation) and federal tax
Entertainment Properties Trust	41,900	1,595	cost of investments held as of the period end were as follows:
Equity Lifestyle Properties Inc	49,442	2,385
Equity Residential	171,685	7,149	Unrealized Appreciation		$ 20,657
Essex Property Trust Inc	53,433	5,212	Unrealized Depreciation		(15,057)
Federal Realty Investment Trust	55,338	3,889	Net Unrealized Appreciation (Depreciation)		$ 5,600
FelCor Lodging Trust Inc (a)	117,109	584
			Cost for federal income tax purposes		$ 148,480
General Growth Properties Inc	119,600	1,586	All dollar amounts are shown in thousands (000's)
HCP Inc	124,490	4,015
Health Care REIT Inc	112,912	4,756	Portfolio Summary (unaudited)
Hersha Hospitality Trust	162,677	735	Sector		Percent
Home Properties Inc	37,720	1,700	Financial		96.97%
Hospitality Properties Trust	101,659	2,145	Consumer, Cyclical		2.33%
Host Hotels & Resorts Inc	498,902	6,725	Consumer, Non-cyclical		0.47%
Kimco Realty Corp	139,659	1,877	Other Assets in Excess of Liabilities, Net		0.23%
LaSalle Hotel Properties	140,651	2,893
			TOTAL NET ASSETS		100.00%
Macerich Co/The	25,151	938
Mid-America Apartment Communities Inc	36,700	1,889
Pennsylvania Real Estate Investment Trust	31,182	381
ProLogis	180,633	1,830
PS Business Parks Inc	21,617	1,206
Public Storage Inc	107,030	9,409
Ramco-Gershenson Properties Trust	81,981	828
Simon Property Group Inc	229,717	18,550
SL Green Realty Corp	120,050	6,608
Strategic Hotels & Resorts Inc (a)	204,916	900
Tanger Factory Outlet Centers	53,925	2,231
Taubman Centers Inc	59,653	2,245
Ventas Inc	118,789	5,577
Vornado Realty Trust	82,172	5,994
		$ 145,358
TOTAL COMMON STOCKS		$ 153,762
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.21%	(000's)	Value (000's)
Banks - 0.21%
Investment in Joint Trading Account; Bank of	$ 122	$ 123
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $124,667; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	51	51
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $52,232; 1.38%; dated
01/15/13)

See accompanying notes.

70

		Schedule of Investments
		SAM Balanced Portfolio
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 19.33%
Disciplined LargeCap Blend Fund (a)	3,847,192 $	39,049
High Yield Fund (a)	5,173,833	39,787
LargeCap Growth Fund II (a)	6,573,873	44,505
Preferred Securities Fund (a)	3,921,456	36,156
	$ 159,497
Principal Variable Contracts Funds, Inc. Class 1 - 80.78%
Diversified International Account (a)	6,932,188	68,698
Equity Income Account (a)	10,290,657	129,971
Income Account (a)	9,720,322	100,800
International Emerging Markets Account (a)	1,351,040	18,442
LargeCap Growth Account (a),(b)	3,664,606	43,719
LargeCap Value Account III (a)	8,194,813	65,558
MidCap Blend Account (a),(b)	668,275	21,037
Money Market Account (a)	184,103	184
Mortgage Securities Account (a)	11,412,632	119,833
Principal Capital Appreciation Account (a)	1,978,784	35,341
Real Estate Securities Account (a)	1,869,900	20,980
Short-Term Income Account (a)	5,078,943	12,748
SmallCap Growth Account II (a),(b)	1,674,413	14,199
SmallCap Value Account I (a)	1,408,469	15,099
	$ 666,609
TOTAL INVESTMENT COMPANIES	$ 826,106
Total Investments	$ 826,106
Liabilities in Excess of Other Assets, Net -
(0.11)%	$ (869)
TOTAL NET ASSETS - 100.00%	$ 825,237

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 38,166
Unrealized Depreciation	(56,971)
Net Unrealized Appreciation (Depreciation)	$ (18,805)
Cost for federal income tax purposes	$ 844,911
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.04%
Fixed Income Funds	37.51%
International Equity Funds	10.56%
Liabilities in Excess of Other Assets, Net	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

71

Schedule of Investments
SAM Balanced Portfolio
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	3,835,099	$ 53,263	178,216	$ 1,961	166,123 $	1,845	3,847,192	$ 52,396
Diversified International Account	4,749,550	59,828	2,208,667	25,137	26,029	285	6,932,188	84,466
Equity Income Account	8,232,425	100,073	2,306,147	31,820	247,915	3,207	10,290,657	127,906
High Yield Fund	4,960,330	35,925	441,916	3,455	228,413	1,768	5,173,833	37,551
Income Account	9,534,556	91,426	543,916	5,539	358,150	3,678	9,720,322	93,247
International Emerging Markets	1,425,141	20,487	22,747	317	96,848	1,361	1,351,040	18,713
Account
LargeCap Growth Account	5,898,749	62,553	148,407	1,858	2,382,550	32,680	3,664,606	35,986
LargeCap Growth Fund II	10,301,296	76,657	221,065	1,585	3,948,488	30,477	6,573,873	43,065
LargeCap Value Account III	4,810,433	39,990	3,427,621	31,761	43,241	371	8,194,813	71,315
MidCap Blend Account	933,537	29,263	34,929	1,123	300,191	10,204	668,275	19,785
Money Market Account	2,421,320	2,421	—	—	2,237,217	2,237	184,103	184
Mortgage Securities Account	11,240,736	112,084	602,027	6,172	430,131	4,458	11,412,632	113,715
Preferred Securities Fund	3,935,585	32,787	220,906	2,060	235,035	2,162	3,921,456	32,601
Principal Capital Appreciation	1,983,916	30,322	88,609	1,695	93,741	1,805	1,978,784	30,061
Account
Real Estate Securities Account	1,978,265	24,804	64,547	713	172,912	2,016	1,869,900	22,294
Short-Term Income Account	6,660,415	16,324	230,592	573	1,812,064	4,514	5,078,943	12,379
SmallCap Growth Account II	1,749,594	11,624	56,661	500	131,842	1,177	1,674,413	10,810
SmallCap Value Account I	1,417,172	17,317	63,326	729	72,029	828	1,408,469	16,763

		$ 817,148		$ 116,998	$ 105,073			$ 823,237

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (983)			$ —
Diversified International Account		72			(214)			—
Equity Income Account		1,021			(780)			—
High Yield Fund		1,726			(61)			—
Income Account		1,129			(40)			—
International Emerging Markets Account		32			(730)			—
LargeCap Growth Account		—			4,255			—
LargeCap Growth Fund II		—			(4,700)			—
LargeCap Value Account III		252			(65)			—
MidCap Blend Account		245			(397)			—
Money Market Account		—			—			—
Mortgage Securities Account		849			(83)			—
Preferred Securities Fund		1,295			(84)			—
Principal Capital Appreciation Account		112			(151)			—
Real Estate Securities Account		244			(1,207)			—
Short-Term Income Account		64			(4)			—
SmallCap Growth Account II		—			(137)			—
SmallCap Value Account I		16			(455)			—
	$ 7,057		$ (5,836)			$ —

See accompanying notes.

72

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 18.18%
Disciplined LargeCap Blend Fund (a)	565,490 $	5,740
High Yield Fund (a)	1,422,744	10,941
LargeCap Growth Fund II (a)	901,138	6,101
Preferred Securities Fund (a)	838,146	7,727
	$ 30,509
Principal Variable Contracts Funds, Inc. Class 1 - 81.89%
Diversified International Account (a)	970,171	9,615
Equity Income Account (a)	1,312,599	16,578
Income Account (a)	3,019,785	31,315
International Emerging Markets Account (a)	197,387	2,694
LargeCap Growth Account (a),(b)	510,613	6,092
LargeCap Value Account III (a)	1,057,509	8,460
MidCap Blend Account (a),(b)	81,516	2,566
Money Market Account (a)	7,102	7
Mortgage Securities Account (a)	3,740,739	39,278
Principal Capital Appreciation Account (a)	273,624	4,887
Real Estate Securities Account (a)	229,506	2,575
Short-Term Income Account (a)	3,728,910	9,360
SmallCap Growth Account II (a),(b)	225,609	1,913
SmallCap Value Account I (a)	196,097	2,102
	$ 137,442
TOTAL INVESTMENT COMPANIES	$ 167,951
Total Investments	$ 167,951
Liabilities in Excess of Other Assets, Net -
(0.07)%	$ (123)
TOTAL NET ASSETS - 100.00%	$ 167,828

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 4,640
Unrealized Depreciation	(4,682)
Net Unrealized Appreciation (Depreciation)	$ (42)
Cost for federal income tax purposes	$ 167,993
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	58.76%
Domestic Equity Funds	33.97%
International Equity Funds	7.34%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

73

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	566,137	$ 6,323	44,116	$ 484	44,763 $	497	565,490	$ 6,123
Diversified International Account	647,966	7,427	323,234	3,647	1,029	11	970,171	11,057
Equity Income Account	1,076,868	13,393	309,927	4,260	74,196	962	1,312,599	16,449
High Yield Fund	1,426,779	10,067	152,745	1,193	156,780	1,219	1,422,744	10,017
Income Account	3,038,009	29,720	230,572	2,345	248,796	2,560	3,019,785	29,483
International Emerging Markets	203,960	2,305	9,026	125	15,599	230	197,387	2,120
Account
LargeCap Growth Account	783,174	8,362	45,868	579	318,429	4,336	510,613	5,145
LargeCap Growth Fund II	1,374,517	9,359	71,085	513	544,464	4,175	901,138	5,445
LargeCap Value Account III	593,435	4,939	470,508	4,327	6,434	55	1,057,509	9,202
MidCap Blend Account	143,392	4,340	10,049	323	71,925	2,449	81,516	2,146
Money Market Account	817,126	817	—	—	810,024	810	7,102	7
Mortgage Securities Account	3,685,848	37,585	300,543	3,081	245,652	2,545	3,740,739	38,077
Preferred Securities Fund	878,054	6,856	64,932	606	104,840	966	838,146	6,478
Principal Capital Appreciation	282,228	4,373	21,577	410	30,181	589	273,624	4,183
Account
Real Estate Securities Account	298,904	3,065	11,977	133	81,375	963	229,506	1,997
Short-Term Income Account	3,723,461	9,132	270,547	673	265,098	664	3,728,910	9,138
SmallCap Growth Account II	257,602	1,742	7,119	62	39,112	366	225,609	1,448
SmallCap Value Account I	207,871	2,170	9,874	109	21,648	250	196,097	1,973

		$ 161,975		$ 22,870	$ 23,647			$ 160,488

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (187)			$ —
Diversified International Account		10			(6)			—
Equity Income Account		129			(242)			—
High Yield Fund		494			(24)			—
Income Account		350			(22)			—
International Emerging Markets Account		5			(80)			—
LargeCap Growth Account		—			540			—
LargeCap Growth Fund II		—			(252)			—
LargeCap Value Account III		32			(9)			—
MidCap Blend Account		29			(68)			—
Money Market Account		—			—			—
Mortgage Securities Account		277			(44)			—
Preferred Securities Fund		285			(18)			—
Principal Capital Appreciation Account		15			(11)			—
Real Estate Securities Account		30			(238)			—
Short-Term Income Account		47			(3)			—
SmallCap Growth Account II		—			10			—
SmallCap Value Account I		2			(56)			—
	$ 1,705		$ (710)			$ —

See accompanying notes.

74

		Schedule of Investments
	SAM Conservative Growth Portfolio
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 17.29%
Disciplined LargeCap Blend Fund (a)	1,138,366 $	11,554
High Yield Fund (a)	781,255	6,008
LargeCap Growth Fund II (a)	1,742,770	11,799
Preferred Securities Fund (a)	426,854	3,936
	$ 33,297
Principal Variable Contracts Funds, Inc. Class 1 - 82.81%
Diversified International Account (a)	2,063,394	20,448
Equity Income Account (a)	3,094,005	39,077
Income Account (a)	945,086	9,801
International Emerging Markets Account (a)	425,132	5,803
LargeCap Growth Account (a),(b)	993,308	11,850
LargeCap Value Account III (a)	2,964,319	23,715
MidCap Blend Account (a),(b)	262,143	8,252
Money Market Account (a)	16,462	16
Mortgage Securities Account (a)	1,185,972	12,453
Principal Capital Appreciation Account (a)	659,186	11,773
Real Estate Securities Account (a)	567,219	6,364
Short-Term Income Account (a)	483,185	1,213
SmallCap Growth Account II (a),(b)	492,062	4,173
SmallCap Value Account I (a)	426,608	4,573
	$ 159,511
TOTAL INVESTMENT COMPANIES	$ 192,808
Total Investments	$ 192,808
Liabilities in Excess of Other Assets, Net -
(0.10)%	$ (199)
TOTAL NET ASSETS - 100.00%	$ 192,609

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 14,085
Unrealized Depreciation	(36,325)
Net Unrealized Appreciation (Depreciation)	$ (22,240)
Cost for federal income tax purposes	$ 215,048
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	69.11%
Fixed Income Funds	17.36%
International Equity Funds	13.63%
Liabilities in Excess of Other Assets, Net	(0.10)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

75

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	1,183,357	$ 18,471	32,346	$ 363	77,337 $	861	1,138,366	$ 17,517
Diversified International Account	1,655,976	23,950	433,000	4,947	25,582	280	2,063,394	28,437
Equity Income Account	2,651,881	30,539	592,378	8,224	150,254	1,954	3,094,005	36,685
High Yield Fund	802,111	5,744	41,955	328	62,811	488	781,255	5,586
Income Account	960,102	8,981	34,116	349	49,132	502	945,086	8,832
International Emerging Markets	458,659	8,252	7,536	108	41,063	588	425,132	7,483
Account
LargeCap Growth Account	1,890,772	20,892	25,065	322	922,529	12,641	993,308	10,144
LargeCap Growth Fund II	3,312,816	25,833	36,627	269	1,606,673	12,394	1,742,770	11,735
LargeCap Value Account III	1,502,635	12,975	1,524,332	14,222	62,648	536	2,964,319	26,574
MidCap Blend Account	373,107	12,184	7,460	246	118,424	4,004	262,143	8,380
Money Market Account	1,031,135	1,031	—	—	1,014,673	1,015	16,462	16
Mortgage Securities Account	1,156,658	11,248	61,625	633	32,311	336	1,185,972	11,543
Preferred Securities Fund	443,422	3,804	22,513	210	39,081	361	426,854	3,643
Principal Capital Appreciation	694,667	9,353	14,048	272	49,529	964	659,186	8,806
Account
Real Estate Securities Account	638,675	9,644	9,458	108	80,914	953	567,219	8,244
Short-Term Income Account	473,952	1,175	9,233	23	—	—	483,185	1,198
SmallCap Growth Account II	529,976	2,884	7,357	65	45,271	412	492,062	2,648
SmallCap Value Account I	443,615	6,529	8,609	97	25,616	299	426,608	6,170

		$ 213,489		$ 30,786	$ 38,588			$ 203,641

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (456)			$ —
Diversified International Account		22			(180)			—
Equity Income Account		310			(124)			—
High Yield Fund		270			2			—
Income Account		110			4			—
International Emerging Markets Account		10			(289)			—
LargeCap Growth Account		—			1,571			—
LargeCap Growth Fund II		—			(1,973)			—
LargeCap Value Account III		91			(87)			—
MidCap Blend Account		96			(46)			—
Money Market Account		—			—			—
Mortgage Securities Account		89			(2)			—
Preferred Securities Fund		144			(10)			—
Principal Capital Appreciation Account		37			145			—
Real Estate Securities Account		74			(555)			—
Short-Term Income Account		6			—			—
SmallCap Growth Account II		—			111			—
SmallCap Value Account I		5			(157)			—
	$ 1,264		$ (2,046)			$ —

See accompanying notes.

76

		Schedule of Investments
	SAM Flexible Income Portfolio
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 18.26%
Disciplined LargeCap Blend Fund (a)	410,943 $	4,171
High Yield Fund (a)	1,955,175	15,035
LargeCap Growth Fund II (a)	507,339	3,435
Preferred Securities Fund (a)	1,276,073	11,765
	$ 34,406
Principal Variable Contracts Funds, Inc. Class 1 - 81.83%
Diversified International Account (a)	714,053	7,076
Equity Income Account (a)	959,679	12,121
Income Account (a)	4,334,618	44,950
International Emerging Markets Account (a)	122,735	1,675
LargeCap Growth Account (a),(b)	269,145	3,211
LargeCap Value Account III (a)	1,191,118	9,529
MidCap Blend Account (a),(b)	86,697	2,729
Money Market Account (a)	1,288	1
Mortgage Securities Account (a)	4,742,366	49,795
Principal Capital Appreciation Account (a)	95,469	1,705
Real Estate Securities Account (a)	172,729	1,938
Short-Term Income Account (a)	6,720,925	16,870
SmallCap Growth Account II (a),(b)	140,306	1,190
SmallCap Value Account I (a)	133,351	1,430
	$ 154,220
TOTAL INVESTMENT COMPANIES	$ 188,626
Total Investments	$ 188,626
Liabilities in Excess of Other Assets, Net -
(0.09)%	$ (170)
TOTAL NET ASSETS - 100.00%	$ 188,456

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 7,107
Unrealized Depreciation	(3,228)
Net Unrealized Appreciation (Depreciation)	$ 3,879
Cost for federal income tax purposes	$ 184,747
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	73.44%
Domestic Equity Funds	22.00%
International Equity Funds	4.65%
Liabilities in Excess of Other Assets, Net	(0.09)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

77

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	384,989	$ 4,316	52,116	$ 562	26,162 $	300	410,943	$ 4,519
Diversified International Account	445,524	5,517	279,309	3,053	10,780	115	714,053	8,339
Equity Income Account	648,590	7,227	329,208	4,489	18,119	240	959,679	11,468
High Yield Fund	1,827,563	12,552	252,241	1,957	124,629	977	1,955,175	13,531
Income Account	4,097,535	39,737	462,598	4,723	225,515	2,299	4,334,618	42,119
International Emerging Markets	125,088	1,269	10,598	145	12,951	193	122,735	1,198
Account
LargeCap Growth Account	541,330	5,117	54,179	674	326,364	4,478	269,145	2,419
LargeCap Growth Fund II	970,083	6,630	87,749	626	550,493	4,249	507,339	2,918
LargeCap Value Account III	693,261	5,372	501,885	4,534	4,028	36	1,191,118	9,869
MidCap Blend Account	132,696	3,841	13,910	444	59,909	2,004	86,697	2,304
Money Market Account	181,288	181	—	—	180,000	180	1,288	1
Mortgage Securities Account	4,565,653	45,949	461,058	4,748	284,345	2,918	4,742,366	47,720
Preferred Securities Fund	1,215,443	8,382	120,708	1,134	60,078	557	1,276,073	8,950
Principal Capital Appreciation	96,065	1,194	8,056	152	8,652	172	95,469	1,200
Account
Real Estate Securities Account	189,180	1,779	8,513	91	24,964	298	172,729	1,551
Short-Term Income Account	6,484,017	15,806	625,880	1,561	388,972	969	6,720,925	16,391
SmallCap Growth Account II	147,084	765	16,363	142	23,141	215	140,306	732
SmallCap Value Account I	117,721	1,148	22,412	254	6,782	79	133,351	1,307

		$ 166,782		$ 29,289	$ 20,279			$ 176,536

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (59)			$ —
Diversified International Account		8			(116)			—
Equity Income Account		95			(8)			—
High Yield Fund		635			(1)			—
Income Account		500			(42)			—
International Emerging Markets Account		3			(23)			—
LargeCap Growth Account		—			1,106			—
LargeCap Growth Fund II		—			(89)			—
LargeCap Value Account III		36			(1)			—
MidCap Blend Account		31			23			—
Money Market Account		—			—			—
Mortgage Securities Account		351			(59)			—
Preferred Securities Fund		410			(9)			—
Principal Capital Appreciation Account		5			26			—
Real Estate Securities Account		23			(21)			—
Short-Term Income Account		85			(7)			—
SmallCap Growth Account II		—			40			—
SmallCap Value Account I		2			(16)			—
	$ 2,184		$ 744			$ —

See accompanying notes.

78

		Schedule of Investments
	SAM Strategic Growth Portfolio
		June 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 20.44%
Disciplined LargeCap Blend Fund (a)	1,030,153 $	10,456
High Yield Fund (a)	743,239	5,715
LargeCap Growth Fund II (a)	1,266,467	8,574
	$ 24,745
Principal Variable Contracts Funds, Inc. Class 1 - 79.57%
Diversified International Account (a)	1,533,691	15,199
Equity Income Account (a)	2,031,465	25,657
International Emerging Markets Account (a)	302,825	4,134
LargeCap Growth Account (a),(b)	718,873	8,576
LargeCap Value Account III (a)	2,107,997	16,864
MidCap Blend Account (a),(b)	192,693	6,066
Money Market Account (a)	43,494	43
Principal Capital Appreciation Account (a)	474,456	8,474
Real Estate Securities Account (a)	409,537	4,595
Short-Term Income Account (a)	35,990	90
SmallCap Growth Account II (a),(b)	387,441	3,286
SmallCap Value Account I (a)	313,764	3,364
	$ 96,348
TOTAL INVESTMENT COMPANIES	$ 121,093
Total Investments	$ 121,093
Liabilities in Excess of Other Assets, Net -
(0.01)%	$ (14)
TOTAL NET ASSETS - 100.00%	$ 121,079

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 8,753
Unrealized Depreciation	(26,730)
Net Unrealized Appreciation (Depreciation)	$ (17,977)
Cost for federal income tax purposes	$ 139,070
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	79.22%
International Equity Funds	15.96%
Fixed Income Funds	4.83%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

79

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		June 30, 2010
						Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
Disciplined LargeCap Blend Fund	1,015,097	$ 14,864	54,253	$ 617	39,197 $	432	1,030,153	$ 14,814
Diversified International Account	1,132,770	16,292	414,908	4,732	13,987	153	1,533,691	20,755
Equity Income Account	1,688,331	20,600	403,250	5,593	60,116	782	2,031,465	25,235
High Yield Fund	767,577	5,588	55,669	437	80,007	627	743,239	5,388
International Emerging Markets	322,801	5,131	3,815	54	23,791	341	302,825	4,689
Account
LargeCap Growth Account	1,208,655	13,256	20,997	270	510,779	6,991	718,873	7,404
LargeCap Growth Fund II	2,114,170	16,495	31,302	229	879,005	6,778	1,266,467	8,820
LargeCap Value Account III	1,167,780	9,806	954,459	8,871	14,242	122	2,107,997	18,534
MidCap Blend Account	250,423	8,012	12,283	409	70,013	2,360	192,693	6,015
Money Market Account	368,039	368	—	—	324,545	325	43,494	43
Principal Capital Appreciation	472,101	6,318	23,068	458	20,713	396	474,456	6,366
Account
Real Estate Securities Account	426,320	5,936	9,831	111	26,614	304	409,537	5,550
Short-Term Income Account	158,601	394	180	—	122,791	306	35,990	88
SmallCap Growth Account II	397,276	2,371	7,722	70	17,557	156	387,441	2,289
SmallCap Value Account I	318,124	4,445	11,386	134	15,746	176	313,764	4,299

		$ 129,876		$ 21,985	$ 20,249			$ 130,289

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ —		$ (235)			$ —
Diversified International Account		16			(116)			—
Equity Income Account		204			(176)			—
High Yield Fund		255			(10)			—
International Emerging Markets Account		7			(155)			—
LargeCap Growth Account		—			869			—
LargeCap Growth Fund II		—			(1,126)			—
LargeCap Value Account III		65			(21)			—
MidCap Blend Account		70			(46)			—
Money Market Account		—			—			—
Principal Capital Appreciation Account		27			(14)			—
Real Estate Securities Account		53			(193)			—
Short-Term Income Account		—			—			—
SmallCap Growth Account II		—			4			—
SmallCap Value Account I		4			(104)			—
	$ 701		$ (1,323)			$ —

See accompanying notes.

80

Schedule of Investments
Short-Term Income Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 97.77%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.38%			Diversified Financial Services (continued)
General Dynamics Corp			BlackRock Inc
1.80%, 7/15/2011	$ 400	$ 403	2.25%, 12/10/2012	$ 750	$ 765
			Caterpillar Financial Services Corp
Agriculture - 1.02%			4.85%, 12/7/2012	325	351
Cargill Inc			Countrywide Financial Corp
5.20%, 1/22/2013(a)	1,000	1,077	5.80%, 6/7/2012	750	789
			ERAC USA Finance LLC
Banks - 12.82%			2.75%, 7/1/2013(a)	750	752
American Express Bank FSB			5.80%, 10/15/2012(a)	500	540
5.50%, 4/16/2013	500	540	FMR LLC
Bank of America Corp			4.75%, 3/1/2013(a)	1,250	1,314
2.10%, 4/30/2012	1,000	1,024	Franklin Resources Inc
4.50%, 4/1/2015	250	253	2.00%, 5/20/2013	1,000	1,015
6.25%, 4/15/2012	250	266	General Electric Capital Corp
Bank of New York Mellon Corp/The			2.80%, 1/8/2013	250	253
2.95%, 6/18/2015	2,500	2,529	5.72%, 8/22/2011	800	814
Citigroup Inc			Jefferies Group Inc
5.50%, 8/27/2012	400	417	5.88%, 6/8/2014	500	529
Commonwealth Bank of Australia			John Deere Capital Corp
3.75%, 10/15/2014(a)	1,750	1,799	4.95%, 12/17/2012	775	839
Goldman Sachs Group Inc/The			PACCAR Financial Corp
5.25%, 10/15/2013	500	527	1.95%, 12/17/2012	1,000	1,010
JP Morgan Chase & Co			2.05%, 6/17/2013	500	502
2.20%, 6/15/2012	1,000	1,027			$ 11,638
3.70%, 1/20/2015	500	511	Electric - 3.65%
5.38%, 10/1/2012	750	811	Commonwealth Edison Co
Morgan Stanley			5.40%, 12/15/2011	750	794
1.95%, 6/20/2012	500	511	7.50%, 7/1/2013	250	284
5.63%, 1/9/2012	500	520	Nisource Finance Corp
Regions Bank/Birmingham AL			6.15%, 3/1/2013	500	545
3.25%, 12/9/2011	500	518	Oncor Electric Delivery Co LLC
Wells Fargo & Co			5.95%, 9/1/2013	1,250	1,376
3.63%, 4/15/2015	750	766	Virginia Electric and Power Co
4.38%, 1/31/2013	750	793	5.10%, 11/30/2012	800	868
Westpac Banking Corp					$ 3,867
2.25%, 11/19/2012	750	757	Environmental Control - 0.48%
		$ 13,569	Allied Waste North America Inc
Beverages - 1.29%			5.75%, 2/15/2011	500	512
Anheuser-Busch InBev Worldwide Inc
2.50%, 3/26/2013(a)	500	506	Finance - Mortgage Loan/Banker - 10.25%
7.20%, 1/15/2014(a)	750	862	Fannie Mae
		$ 1,368	1.25%, 6/22/2012	10,000	10,095
Chemicals - 0.96%			1.88%, 10/29/2012	750	753
Air Products & Chemicals Inc					$ 10,848
4.15%, 2/1/2013	200	210	Gas - 0.51%
EI du Pont de Nemours & Co			Sempra Energy
3.25%, 1/15/2015	250	261	6.00%, 2/1/2013	500	543
5.00%, 7/15/2013	500	548
		$ 1,019	Healthcare - Services - 0.41%
Commercial Services - 0.80%			UnitedHealth Group Inc
Western Union Co/The			4.88%, 2/15/2013	400	430
5.40%, 11/17/2011	800	843
			Home Equity Asset Backed Securities - 4.14%
Computers - 1.47%			ACE Securities Corp
Hewlett-Packard Co			0.69%, 5/25/2035(b)	1,091	997
4.25%, 2/24/2012	750	791	0.80%, 4/25/2035(b)	1,162	1,120
International Business Machines Corp			Aegis Asset Backed Securities Trust
2.10%, 5/6/2013	750	764	0.83%, 3/25/2035(b)	1,035	1,011
		$ 1,555	Bayview Financial Acquisition Trust
Consumer Products - 0.51%			6.04%, 11/28/2036	524	535
Clorox Co			Home Equity Asset Trust
5.00%, 3/1/2013	500	544	0.78%, 10/25/2035(b)	488	484
			Mastr Asset Backed Securities Trust
Diversified Financial Services - 10.99%			0.41%, 11/25/2036(b)	239	237
American Express Credit Corp					$ 4,384
5.88%, 5/2/2013	1,000	1,094	Insurance - 5.74%
American Honda Finance Corp			Berkshire Hathaway Inc
4.63%, 4/2/2013(a)	1,000	1,071	2.13%, 2/11/2013	1,250	1,276

See accompanying notes.

81

Schedule of Investments
Short-Term Income Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Mortgage Backed Securities (continued)
Fidelity National Financial Inc			Fannie Mae
7.30%, 8/15/2011	$ 600 $	618	5.00%, 11/25/2035	$ 266 $	287
Metropolitan Life Global Funding I			6.00%, 2/25/2031	1,578	1,626
2.88%, 9/17/2012(a)	250	256	Freddie Mac
5.13%, 6/10/2014(a)	750	815	4.50%, 5/15/2030	324	327
New York Life Global Funding			5.50%, 10/15/2027	330	333
2.25%, 12/14/2012(a)	750	765	6.00%, 9/15/2029	545	559
3.00%, 5/4/2015(a)	750	756	Ginnie Mae
5.25%, 10/16/2012(a)	750	813	4.50%, 8/20/2032	178	188
Prudential Financial Inc			GSR Mortgage Loan Trust
3.63%, 9/17/2012	750	772	5.00%, 8/25/2019	829	852
	$ 6,071		6.00%, 6/25/2036	346	310
Iron & Steel - 1.16%			Lehman Mortgage Trust
Nucor Corp			5.75%, 4/25/2036	695	692
5.00%, 12/1/2012	1,125	1,223	Residential Accredit Loans Inc
			5.00%, 3/25/2019	553	548
Manufactured Housing Asset Backed Securities - 0.09%			Residential Asset Securitization Trust
Green Tree Financial Corp			6.00%, 5/25/2036	447	262
7.70%, 9/15/2026(c)	65	60	Residential Funding Mortgage Securities I
Mid-State Trust			5.50%, 9/25/2036	494	429
8.33%, 4/1/2030(c)	38	39	Wells Fargo Mortgage Backed Securities Trust
	$ 99		5.50%, 5/25/2035	804	810
			5.75%, 10/25/2036(b)	337	333
Media - 1.00%
Time Warner Cable Inc				$ 18,397
5.40%, 7/2/2012	500	534	Oil & Gas - 2.65%
Walt Disney Co/The			Apache Corp
4.70%, 12/1/2012	475	515	6.25%, 4/15/2012	600	648
	$ 1,049		BP Capital Markets PLC
Mining - 0.48%			3.63%, 5/8/2014	750	642
Vulcan Materials Co			Shell International Finance BV
5.60%, 11/30/2012	475	509	3.10%, 6/28/2015	750	762
			Total Capital SA
Miscellaneous Manufacturing - 0.41%			3.00%, 6/24/2015	750	757
Honeywell International Inc				$ 2,809
4.25%, 3/1/2013	400	431	Oil & Gas Services - 0.84%
			Smith International Inc
Mortgage Backed Securities - 17.38%			8.63%, 3/15/2014	750	891
Banc of America Funding Corp
0.43%, 7/20/2036(b)	609	597	Other Asset Backed Securities - 2.16%
5.75%, 3/25/2036	632	601	Countrywide Asset-Backed Certificates
Banc of America Mortgage Securities Inc			0.42%, 5/25/2028(b)	551	526
4.75%, 8/25/2033	29	29	1.00%, 12/25/2034(b)	1,388	1,343
4.75%, 2/25/2035	494	496	Green Tree Home Improvement Loan Trust
5.00%, 2/25/2020	736	736	7.45%, 9/15/2025(c)	7	6
5.00%, 8/25/2020	315	309	Merrill Lynch First Franklin Mortgage Loan Trust
5.00%, 5/25/2034	690	696	1.05%, 10/25/2037(b)	417	407
5.25%, 10/25/2034	458	464		$ 2,282
BCAP LLC Trust			Pharmaceuticals - 2.68%
5.25%, 6/26/2037(a)	759	756	Abbott Laboratories
Chase Mortgage Finance Corp			2.70%, 5/27/2015	1,500	1,534
5.50%, 5/25/2035	216	216	Novartis Capital Corp
Citicorp Mortgage Securities Inc			2.90%, 4/24/2015	500	514
4.50%, 9/25/2034(b)	630	626	Pfizer Inc
5.25%, 2/25/2035	700	725	4.45%, 3/15/2012	750	791
5.50%, 12/25/2033	210	210		$ 2,839
Countrywide Alternative Loan Trust			Pipelines - 0.72%
6.00%, 2/25/2017	325	331	Enterprise Products Operating LLC
Countrywide Home Loan Mortgage Pass Through			3.70%, 6/1/2015	750	759
Trust
4.50%, 8/25/2033	441	449	Real Estate - 1.49%
4.75%, 1/25/2019	661	672	WCI Finance LLC / WEA Finance LLC
5.00%, 11/25/2018	1,022	1,051	5.40%, 10/1/2012(a)	750	795
5.00%, 6/25/2034	849	851	WT Finance Aust Pty Ltd / Westfield Capital /
5.00%, 8/25/2034	608	613	WEA Finance LLC
5.25%, 7/25/2033	176	176	5.13%, 11/15/2014(a)	750	785
Credit Suisse First Boston Mortgage Securities				$ 1,580
Corp			REITS - 7.28%
6.00%, 12/25/2033	235	237	Arden Realty LP
			5.25%, 3/1/2015	500	530

See accompanying notes.

82

Schedule of Investments
Short-Term Income Account
June 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
REITS (continued)			Government National Mortgage Association (GNMA) (continued)
AvalonBay Communities Inc			9.00%, 4/20/2025	$ 1	$ 1
5.50%, 1/15/2012	$ 1,250	$ 1,311	10.00%, 9/15/2018	4	5
Duke Realty LP			10.00%, 9/15/2018	4	5
6.25%, 5/15/2013	750	799	10.00%, 2/15/2019	30	35
ERP Operating LP			10.00%, 5/15/2020	14	16
5.50%, 10/1/2012	700	744	10.00%, 6/15/2020	10	11
6.63%, 3/15/2012	1,000	1,076	10.00%, 12/15/2020	1	1
Health Care REIT Inc			10.00%, 2/15/2025	5	6
5.88%, 5/15/2015	750	808	10.00%, 4/15/2025	1	2
6.00%, 11/15/2013	725	788	11.00%, 12/15/2015	2	2
Nationwide Health Properties Inc			11.00%, 12/15/2015	3	3
6.25%, 2/1/2013	750	806			$ 95
6.50%, 7/15/2011	800	833	U.S. Treasury - 1.10%
		$ 7,695	0.88%, 12/31/2010(f)	150	150
Retail - 0.74%			1.38%, 5/15/2012	1,000	1,015
Wal-Mart Stores Inc					$ 1,165
2.88%, 4/1/2015	250	259	TOTAL U.S. GOVERNMENT &
3.20%, 5/15/2014	500	527	GOVERNMENT AGENCY OBLIGATIONS		$ 1,482
		$ 786		Maturity
Savings & Loans - 0.00%				Amount
Washington Mutual Bank / Henderson NV			REPURCHASE AGREEMENTS - 1.61%	(000's)	Value (000's)
0.00%, 1/15/2013(d)	200	1	Banks - 1.61%
			Investment in Joint Trading Account; Bank of	$ 654	$ 654
Software - 0.89%			America Repurchase Agreement; 0.02%
Microsoft Corp			dated 06/30/10 maturing 07/01/10
2.95%, 6/1/2014	500	523	(collateralized by Sovereign Agency Issues
Oracle Corp			and US Treasury Note; $667,492; 0.00% -
3.75%, 7/8/2014	400	428	4.75%; dated 05/15/14 - 07/15/17)
		$ 951	Investment in Joint Trading Account; Credit Suisse	274	274
Telecommunications - 1.50%			Repurchase Agreement; 0.01% dated
America Movil SA de CV			06/30/10 maturing 07/01/10 (collateralized by
5.50%, 3/1/2014	250	272	US Treasury Note; $279,661; 1.38%; dated
AT&T Inc			01/15/13)
4.95%, 1/15/2013	475	516	Investment in Joint Trading Account; Deutsche	162	162
Verizon New Jersey Inc			Bank Repurchase Agreement; 0.03% dated
5.88%, 1/17/2012	750	795	06/30/10 maturing 07/01/10 (collateralized by
		$ 1,583	Sovereign Agency Issues; $164,894; 4.13% -
Textiles - 0.47%			4.50%; dated 01/15/13 - 09/27/13)
Mohawk Industries Inc			Investment in Joint Trading Account; Morgan	610	611
7.20%, 4/15/2012	475	500	Stanley Repurchase Agreement; 0.02% dated
			06/30/10 maturing 07/01/10 (collateralized by
Transportation - 0.41%			Sovereign Agency Issues; $622,641; 0.00% -
United Parcel Service Inc			2.50%; dated 07/12/10 - 04/29/14)
4.50%, 1/15/2013	400	432			$ 1,701
			TOTAL REPURCHASE AGREEMENTS		$ 1,701
TOTAL BONDS		$ 103,487	Total Investments		$ 106,670
	Principal		Liabilities in Excess of Other Assets, Net -
U.S. GOVERNMENT & GOVERNMENT	Amount		(0.78)%		$ (825)
AGENCY OBLIGATIONS - 1.40%	(000's)	Value (000's)	TOTAL NET ASSETS - 100.00%		$ 105,845
Federal Home Loan Mortgage Corporation (FHLMC) - 0.08%
2.90%, 11/1/2021(b),(e)	$ 3	$ 4
6.00%, 5/1/2017(e)	66	72	(a)		Security exempt from registration under Rule 144A of the Securities Act of
9.50%, 8/1/2016(e)	4	4	1933. These securities may be resold in transactions exempt from
		$ 80	registration, normally to qualified institutional buyers. Unless otherwise
Federal National Mortgage Association (FNMA) - 0.13%			indicated, these securities are not considered illiquid. At the end of the
2.67%, 11/1/2032(b),(e)	19	20	period, the value of these securities totaled $13,662 or 12.91% of net
3.05%, 11/1/2022(b),(e)	1	1	assets.
4.57%, 11/1/2035(b),(e)	6	6	(b)	Variable Rate. Rate shown is in effect at June 30, 2010.
4.67%, 1/1/2019(b),(e)	1	1	(c) Security is Illiquid
5.61%, 4/1/2019(b),(e)	3	3	(d) Non-Income Producing Security
6.50%, 1/1/2014(e)	14	16	(e)		This entity was put into conservatorship by the US Government in 2008.
6.50%, 1/1/2014(e)	17	19	See Notes to Financial Statements for additional information.
8.00%, 5/1/2027(e)	61	69	(f)		Security or a portion of the security was pledged to cover margin
8.50%, 11/1/2017(e)	7	7	requirements for futures contracts. At the end of the period, the value of
		$ 142	these securities totaled $75 or 0.07% of net assets.
Government National Mortgage Association (GNMA) - 0.09%
8.00%, 8/15/2012	1	1
9.00%, 12/15/2020	6	7

See accompanying notes.

83

Schedule of Investments
Short-Term Income Account
June 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 2,208
Unrealized Depreciation		(696)
Net Unrealized Appreciation (Depreciation)		$ 1,512
Cost for federal income tax purposes		$ 105,158
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		39.91%
Mortgage Securities		17.68%
Government		11.35%
Consumer, Non-cyclical		6.71%
Asset Backed Securities		6.39%
Energy		4.21%
Utilities		4.16%
Basic Materials		2.60%
Communications		2.50%
Technology		2.38%
Industrial		1.68%
Consumer, Cyclical		1.21%
Liabilities in Excess of Other Assets, Net		(0.78)%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		5.59%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; September 2010	Short	50	$ 5,846	$ 5,917	$ (71)
					$ (71)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

84

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS - 93.46%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.11%			Banks (continued)
APAC Customer Services Inc (a)	1,056 $	6	First Financial Bankshares Inc	219 $	10
Harte-Hanks Inc	973	10	Iberiabank Corp	3,971	204
inVentiv Health Inc (a)	839	21	OmniAmerican Bancorp Inc (a)	50	1
Valuevision Media Inc (a)	22,450	40	Penns Woods Bancorp Inc	89	3
	$ 77		Signature Bank/New York NY (a)	10,765	409
Aerospace & Defense - 0.73%			Suffolk Bancorp	266	8
Aerovironment Inc (a)	309	7	SVB Financial Group (a)	9,844	406
Astronics Corp (a)	316	5	SY Bancorp Inc	73	2
Cubic Corp	256	9	Texas Capital Bancshares Inc (a)	27,738	455
Esterline Technologies Corp (a)	9,157	434	Trustco Bank Corp NY	159	1
GenCorp Inc (a)	146	1	Westamerica Bancorporation	317	17
HEICO Corp	783	28	Wilshire Bancorp Inc	55	—
Kaman Corp	599	13		$ 1,743
National Presto Industries Inc	127	12	Beverages - 0.06%
Orbital Sciences Corp (a)	511	8	Boston Beer Co Inc (a)	233	16
Teledyne Technologies Inc (a)	256	10	Coca-Cola Bottling Co Consolidated	173	8
	$ 527		Heckmann Corp (a)	1,934	9
Agriculture - 0.02%			Peet's Coffee & Tea Inc (a)	302	12
Cadiz Inc (a)	550	7		$ 45
Vector Group Ltd	621	10	Biotechnology - 2.68%
	$ 17		3SBio Inc ADR(a)	21,716	253
Airlines - 0.46%			Acorda Therapeutics Inc (a)	1,030	32
AirTran Holdings Inc (a)	65,204	316	Affymax Inc (a)	790	5
Alaska Air Group Inc (a)	82	4	Alnylam Pharmaceuticals Inc (a)	840	13
Allegiant Travel Co	416	18	AMAG Pharmaceuticals Inc (a)	488	17
Hawaiian Holdings Inc (a)	475	2	Arena Pharmaceuticals Inc (a)	25,644	79
	$ 340		Ariad Pharmaceuticals Inc (a)	2,545	7
			BioCryst Pharmaceuticals Inc (a)	1,107	7
Apparel - 3.38%
Carter's Inc (a)	1,496	39	Celera Corp (a)	256	2
CROCS Inc (a)	37,266	394	Celldex Therapeutics Inc (a)	1,216	6
Deckers Outdoor Corp (a)	329	47	Cubist Pharmaceuticals Inc (a)	1,448	30
G-III Apparel Group Ltd (a)	17,179	393	Curis Inc (a)	2,907	4
Joe's Jeans Inc (a)	1,630	3	Cytokinetics Inc (a)	1,816	4
Maidenform Brands Inc (a)	25,363	516	Emergent Biosolutions Inc (a)	676	11
			Enzo Biochem Inc (a)	1,143	5
Oxford Industries Inc	535	11
			Enzon Pharmaceuticals Inc (a)	755	8
RG Barry Corp	328	4
Skechers U.S.A. Inc (a)	10,860	397	Exact Sciences Corp (a)	24,634	108
Steven Madden Ltd (a)	10,337	326	Exelixis Inc (a)	2,239	8
Timberland Co/The (a)	708	11	Geron Corp (a)	2,141	11
True Religion Apparel Inc (a)	677	15	Halozyme Therapeutics Inc (a)	1,582	11
Under Armour Inc (a)	886	30	Human Genome Sciences Inc (a)	7,103	161
Volcom Inc (a)	503	10	Illumina Inc (a)	5,054	220
Warnaco Group Inc/The (a)	6,634	240	Immunogen Inc (a)	28,882	267
			Immunomedics Inc (a)	2,714	8
Wolverine World Wide Inc	1,316	33
			Incyte Corp (a)	2,362	26
	$ 2,469
Automobile Parts & Equipment - 1.96%			InterMune Inc (a)	1,206	11
American Axle & Manufacturing Holdings Inc (a)	1,313	10	Lexicon Pharmaceuticals Inc (a)	2,567	3
Amerigon Inc (a)	827	6	Maxygen Inc (a)	110	1
ArvinMeritor Inc (a)	2,457	32	Medicines Co/The (a)	1,132	9
ATC Technology Corp/IL (a)	305	5	Micromet Inc (a)	38,193	238
			Momenta Pharmaceuticals Inc (a)	916	11
Cooper Tire & Rubber Co	15,741	307
Dana Holding Corp (a)	3,272	33	NPS Pharmaceuticals Inc (a)	14,676	95
Dorman Products Inc (a)	437	9	OncoGenex Pharmaceutical Inc (a)	163	2
Exide Technologies (a)	47,411	247	PDL BioPharma Inc	3,244	18
Fuel Systems Solutions Inc (a)	366	9	Peregrine Pharmaceuticals Inc (a)	1,983	4
			Regeneron Pharmaceuticals Inc (a)	9,727	217
Standard Motor Products Inc	403	3
Tenneco Inc (a)	1,301	27	Sangamo Biosciences Inc (a)	1,840	7
			Seattle Genetics Inc (a)	1,945	23
Titan International Inc	21,125	211
Westport Innovations Inc (a)	18,914	297	Sequenom Inc (a)	1,658	10
Wonder Auto Technology Inc (a)	32,405	237	SuperGen Inc (a)	146	—
			Zymogenetics Inc (a)	1,924	8
	$ 1,433
Banks - 2.38%				$ 1,960
Ames National Corp	122	2	Building Materials - 0.26%
Arrow Financial Corp	25	1	AAON Inc	516	12
			Drew Industries Inc (a)	268	6
Bank of the Ozarks Inc	32	1
Bridge Bancorp Inc	86	2	LSI Industries Inc	27,570	135
Bryn Mawr Bank Corp	48	1	Quanex Building Products Corp	305	5
Cass Information Systems Inc	328	11	Simpson Manufacturing Co Inc	961	24
			Trex Co Inc (a)	317	6
City Holding Co	58	2
Columbia Banking System Inc	11,343	207		$ 188

See accompanying notes.

85

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals - 1.31%			Commercial Services (continued)
Aceto Corp	17,372 $	100	Lincoln Educational Services Corp (a)	400 $	8
Arch Chemicals Inc	352	11	MAXIMUS Inc	437	25
Balchem Corp	728	18	McGrath Rentcorp	377	8
Ferro Corp (a)	1,447	11	Medifast Inc (a)	343	9
Hawkins Inc	340	8	MedQuist Inc	437	3
HB Fuller Co	133	2	MoneyGram International Inc (a)	2,933	7
Innophos Holdings Inc	206	5	Monro Muffler Brake Inc	445	18
KMG Chemicals Inc	206	3	Multi-Color Corp	25	—
Minerals Technologies Inc	60	3	National Research Corp	66	2
NewMarket Corp	3,196	279	Navigant Consulting Inc (a)	451	5
Olin Corp	21,317	386	On Assignment Inc (a)	35,401	178
Omnova Solutions Inc (a)	1,164	9	Parexel International Corp (a)	17,732	384
PolyOne Corp (a)	1,691	14	PDI Inc (a)	25,448	210
Quaker Chemical Corp	316	9	Pre-Paid Legal Services Inc (a)	219	10
Rockwood Holdings Inc (a)	1,009	23	Providence Service Corp/The (a)	436	6
Solutia Inc (a)	3,163	41	Resources Connection Inc (a)	1,052	15
Spartech Corp (a)	547	6	Rollins Inc	1,193	25
Stepan Co	176	12	Rural/Metro Corp (a)	729	6
WR Grace & Co (a)	438	9	Sotheby's	1,691	39
Zep Inc	503	9	Standard Parking Corp (a)	596	9
	$ 958		Steiner Leisure Ltd (a)	377	15
Coal - 0.02%			SuccessFactors Inc (a)	26,473	550
Cloud Peak Energy Inc (a)	244	3	Team Health Holdings Inc (a)	516	7
James River Coal Co (a)	560	9	Team Inc (a)	49	1
L&L Energy Inc (a)	632	6	TeleTech Holdings Inc (a)	873	11
	$ 18		TNS Inc (a)	676	12
			Transcend Services Inc (a)	19,024	257
Commercial Services - 5.64%
			TrueBlue Inc (a)	729	8
ABM Industries Inc	429	9
			Universal Technical Institute Inc (a)	529	13
Administaff Inc	491	12
			Valassis Communications Inc (a)	1,253	40
Advance America Cash Advance Centers Inc	256	1
Advisory Board Co/The (a)	361	16	Volt Information Sciences Inc (a)	535	4
American Public Education Inc (a)	5,868	256	Wright Express Corp (a)	852	25
American Reprographics Co (a)	195	2		$ 4,121
AMN Healthcare Services Inc (a)	560	4	Computers - 3.16%
Arbitron Inc	707	18	3PAR Inc (a)	1,140	11
Avis Budget Group Inc (a)	2,676	26	CACI International Inc (a)	140	6
Bridgepoint Education Inc (a)	370	6	Cogo Group Inc (a)	16,020	100
Capella Education Co (a)	3,025	247	Compellent Technologies Inc (a)	17,480	212
Cardtronics Inc (a)	20,403	264	Cray Inc (a)	584	3
CBIZ Inc (a)	925	6	Fortinet Inc (a)	997	16
Cenveo Inc (a)	1,455	8	iGate Corp	597	8
Chemed Corp	560	31	Insight Enterprises Inc (a)	413	5
Coinstar Inc (a)	705	30	Integral Systems Inc/MD (a)	187	1
Consolidated Graphics Inc (a)	243	11	Isilon Systems Inc (a)	603	8
Corinthian Colleges Inc (a)	17,400	171	Jack Henry & Associates Inc	2,256	54
Corporate Executive Board Co	927	24	LivePerson Inc (a)	1,715	12
Corvel Corp (a)	291	10	Magma Design Automation Inc (a)	1,995	6
CoStar Group Inc (a)	463	18	Manhattan Associates Inc (a)	618	17
CPI Corp	207	5	Maxwell Technologies Inc (a)	571	7
Deluxe Corp	1,253	23	Mentor Graphics Corp (a)	1,009	9
Diamond Management & Technology Consultants	931	10	MTS Systems Corp	425	12
Inc			Ness Technologies Inc (a)	34,786	150
Dollar Financial Corp (a)	536	11	Netezza Corp (a)	1,101	15
Dollar Thrifty Automotive Group Inc (a)	742	32	Netscout Systems Inc (a)	888	13
DynCorp International Inc (a)	142	2	Palm Inc (a)	3,419	19
ExlService Holdings Inc (a)	17,398	299	Quantum Corp (a)	5,808	11
Forrester Research Inc (a)	364	11	Radiant Systems Inc (a)	45,918	664
Geo Group Inc/The (a)	876	18	Radisys Corp (a)	670	6
Global Cash Access Holdings Inc (a)	1,338	10	Riverbed Technology Inc (a)	14,716	406
Grand Canyon Education Inc (a)	681	16	SMART Modular Technologies WWH Inc (a)	1,204	7
Great Lakes Dredge & Dock Corp	791	5	Spansion Inc (a)	498	8
Healthcare Services Group Inc	949	18	STEC Inc (a)	1,025	13
Heartland Payment Systems Inc	828	12	Stratasys Inc (a)	471	12
Hill International Inc (a)	232	1	Super Micro Computer Inc (a)	14,819	200
HMS Holdings Corp (a)	669	36	SYKES Enterprises Inc (a)	183	2
ICF International Inc (a)	232	6	Synaptics Inc (a)	946	26
K12 Inc (a)	550	12	Syntel Inc	343	12
Kendle International Inc (a)	129	2	Unisys Corp (a)	437	8
Kforce Inc (a)	21,203	270	Xyratex Ltd (a)	17,451	247
Korn/Ferry International (a)	16,810	234		$ 2,306
Landauer Inc	131	8

See accompanying notes.

86

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.03%			Electronics (continued)
Blyth Inc	16 $	1	CTS Corp	377 $	3
Ennis Inc	206	3	Daktronics Inc	256	2
Standard Register Co/The	545	2	DDi Corp	510	4
WD-40 Co	389	13	Dionex Corp (a)	438	32
	$ 19		FARO Technologies Inc (a)	620	11
Cosmetics & Personal Care - 0.02%			FEI Co (a)	402	8
Inter Parfums Inc	547	8	II-VI Inc (a)	6,657	198
Revlon Inc (a)	381	4	Keithley Instruments Inc	425	4
	$ 12		LaBarge Inc (a)	406	5
Distribution & Wholesale - 2.14%			Methode Electronics Inc	827	8
Beacon Roofing Supply Inc (a)	10,287	185	Multi-Fineline Electronix Inc (a)	407	10
BMP Sunstone Corp (a)	195	1	Newport Corp (a)	19,537	177
Brightpoint Inc (a)	1,812	13	NVE Corp (a)	182	8
Chindex International Inc (a)	219	3	OSI Systems Inc (a)	317	9
Core-Mark Holding Co Inc (a)	108	3	Park Electrochemical Corp	5,878	143
MWI Veterinary Supply Inc (a)	14,970	752	Plexus Corp (a)	1,046	28
			Rofin-Sinar Technologies Inc (a)	531	11
Owens & Minor Inc	1,229	35
			Rogers Corp (a)	7,354	204
Pool Corp	1,082	24
School Specialty Inc (a)	272	5	Sanmina-SCI Corp (a)	2,056	28
United Stationers Inc (a)	401	22	Spectrum Control Inc (a)	182	2
			SRS Labs Inc (a)	450	4
Watsco Inc	569	33
WESCO International Inc (a)	14,630	492	Technitrol Inc	1,581	5
			TTM Technologies Inc (a)	717	7
	$ 1,568
Diversified Financial Services - 0.26%			Watts Water Technologies Inc	109	3
Artio Global Investors Inc	547	9	Woodward Governor Co	7,343	188
BGC Partners Inc	2,189	11		$ 1,319
Credit Acceptance Corp (a)	228	11	Energy - Alternate Sources - 0.89%
			China Integrated Energy Inc (a)	22,605	188
Diamond Hill Investment Group Inc	86	5
			Clean Energy Fuels Corp (a)	831	12
Duff & Phelps Corp	671	8
Encore Capital Group Inc (a)	364	7	Comverge Inc (a)	17,356	155
			FuelCell Energy Inc (a)	52,159	62
Epoch Holding Corp	459	6
			Headwaters Inc (a)	18,522	53
Evercore Partners Inc - Class A	364	9
			JA Solar Holdings Co Ltd ADR(a)	39,117	182
GAMCO Investors Inc	174	6
JMP Group Inc	61	—		$ 652
KBW Inc (a)	596	13	Engineering & Contruction - 0.33%
MarketAxess Holdings Inc	830	12	Argan Inc (a)	49	1
Nelnet Inc	86	2	Exponent Inc (a)	369	12
optionsXpress Holdings Inc (a)	986	16	Insituform Technologies Inc (a)	875	18
Portfolio Recovery Associates Inc (a)	444	30	Layne Christensen Co (a)	7,431	180
Stifel Financial Corp (a)	718	31	Michael Baker Corp (a)	37	1
Westwood Holdings Group Inc	206	7	Mistras Group Inc (a)	559	6
World Acceptance Corp (a)	194	7	Orion Marine Group Inc (a)	726	10
	$ 190		Stanley Inc (a)	266	10
Electric - 0.02%			VSE Corp	133	4
EnerNOC Inc (a)	425	13		$ 242
			Entertainment - 1.28%
Electrical Components & Equipment - 2.19%			Bluegreen Corp (a)	52,702	159
A123 Systems Inc (a)	1,581	15	Carmike Cinemas Inc (a)	2,108	13
Advanced Energy Industries Inc (a)	16,590	204	Cinemark Holdings Inc	16,664	219
American Superconductor Corp (a)	14,901	398	National CineMedia Inc	936	15
Belden Inc	1,216	27	Shuffle Master Inc (a)	65,430	524
EnerSys (a)	535	11		$ 930
GrafTech International Ltd (a)	2,627	39	Environmental Control - 0.53%
Graham Corp	272	4	Calgon Carbon Corp (a)	1,229	16
Littelfuse Inc (a)	486	15	Clean Harbors Inc (a)	475	31
Power-One Inc (a)	47,149	318	Darling International Inc (a)	1,521	12
PowerSecure International Inc (a)	19,606	178	Metalico Inc (a)	66,578	265
Satcon Technology Corp (a)	42,875	123	Mine Safety Appliances Co	426	11
Universal Display Corp (a)	14,348	258	Rentech Inc (a)	8,285	8
Vicor Corp (a)	754	9	Tetra Tech Inc (a)	1,637	32
	$ 1,599		US Ecology Inc	753	11
Electronics - 1.80%				$ 386
American Science & Engineering Inc	246	19	Food - 1.21%
Analogic Corp	193	9	American Italian Pasta Co (a)	195	10
Badger Meter Inc	346	13	Arden Group Inc	48	4
Ballantyne Strong Inc (a)	18,175	132	B&G Foods Inc	1,009	11
Bell Microproducts Inc (a)	1,240	9	Calavo Growers Inc	2,970	53
Benchmark Electronics Inc (a)	307	5	Cal-Maine Foods Inc	359	11
Checkpoint Systems Inc (a)	596	10	Diamond Foods Inc	15,613	642
Cogent Inc (a)	511	5	J&J Snack Foods Corp	330	14
Coherent Inc (a)	450	15	Lancaster Colony Corp	509	27

See accompanying notes.

87

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Healthcare - Products (continued)
Lance Inc	648 $	11	NuVasive Inc (a)	6,997 $	248
Pilgrim's Pride Corp (a)	815	6	NxStage Medical Inc (a)	17,344	257
Ruddick Corp	571	18	OraSure Technologies Inc (a)	1,783	8
Sanderson Farms Inc	499	25	Orthofix International NV (a)	464	15
Smart Balance Inc (a)	1,107	5	Orthovita Inc (a)	2,748	6
Tootsie Roll Industries Inc	475	11	PSS World Medical Inc (a)	1,412	30
United Natural Foods Inc (a)	1,142	34	Quidel Corp (a)	698	9
	$ 882		Rochester Medical Corp (a)	414	4
Forest Products & Paper - 0.10%			Sirona Dental Systems Inc (a)	6,155	215
Cellu Tissue Holdings Inc (a)	35	—	SonoSite Inc (a)	393	11
Clearwater Paper Corp (a)	218	12	Spectranetics Corp (a)	1,337	7
Deltic Timber Corp	191	8	Staar Surgical Co (a)	1,338	8
Neenah Paper Inc	279	5	Stereotaxis Inc (a)	1,284	4
Potlatch Corp	570	20	STERIS Corp	1,387	43
Schweitzer-Mauduit International Inc	474	24	Syneron Medical Ltd (a)	328	3
Wausau Paper Corp (a)	256	2	Synovis Life Technologies Inc (a)	479	7
Xerium Technologies Inc (a)	231	3	Thoratec Corp (a)	22,174	948
	$ 74		TomoTherapy Inc (a)	47,747	152
			Unilife Corp (a)	1,861	11
Gas - 0.01%
			Vascular Solutions Inc (a)	671	8
South Jersey Industries Inc	206	9
			Volcano Corp (a)	35,637	777
Hand & Machine Tools - 0.07%			West Pharmaceutical Services Inc	888	32
			Wright Medical Group Inc (a)	609	10
Baldor Electric Co	961	35
Franklin Electric Co Inc	559	16	Young Innovations Inc	158	4
			Zoll Medical Corp (a)	535	15
	$ 51
Healthcare - Products - 7.54%				$ 5,520
Abaxis Inc (a)	594	13	Healthcare - Services - 1.78%
Accuray Inc (a)	1,266	8	Air Methods Corp (a)	293	9
Affymetrix Inc (a)	23,846	141	Alliance HealthCare Services Inc (a)	1,004	4
Align Technology Inc (a)	1,582	23	Allied Healthcare International Inc (a)	332	1
Alpha PRO Tech Ltd (a)	25,954	48	Almost Family Inc (a)	331	12
Alphatec Holdings Inc (a)	1,625	8	Amedisys Inc (a)	700	31
American Medical Systems Holdings Inc (a)	1,862	41	America Service Group Inc	341	6
Arthrocare Corp (a)	669	20	American Dental Partners Inc (a)	226	3
			AMERIGROUP Corp (a)	256	8
Atrion Corp	60	8
BioMimetic Therapeutics Inc (a)	26,908	299	Bio-Reference Labs Inc (a)	31,658	702
Bruker BioSciences Corp (a)	17,807	217	Continucare Corp (a)	1,044	3
Caliper Life Sciences Inc (a)	1,727	7	Emeritus Corp (a)	462	7
CardioNet Inc (a)	232	1	Ensign Group Inc/The	454	8
Cepheid Inc (a)	9,259	148	Genoptix Inc (a)	669	11
Conceptus Inc (a)	827	13	Gentiva Health Services Inc (a)	353	9
CryoLife Inc (a)	110	1	Healthsouth Corp (a)	10,020	187
Cutera Inc (a)	10,936	101	IPC The Hospitalist Co Inc (a)	436	11
Cyberonics Inc (a)	740	18	LHC Group Inc (a)	411	11
Delcath Systems Inc (a)	20,559	130	Metropolitan Health Networks Inc (a)	1,435	5
DexCom Inc (a)	1,325	15	Molina Healthcare Inc (a)	291	9
Endologix Inc (a)	2,005	9	Odyssey HealthCare Inc (a)	790	21
ev3 Inc (a)	2,056	46	Psychiatric Solutions Inc (a)	891	29
Exactech Inc (a)	335	6	RehabCare Group Inc (a)	9,397	205
Genomic Health Inc (a)	583	8	Sunrise Senior Living Inc (a)	2,141	6
Haemonetics Corp (a)	621	33	US Physical Therapy Inc (a)	364	6
Hanger Orthopedic Group Inc (a)	7,090	127	Virtual Radiologic Corp (a)	259	4
HealthTronics Inc (a)	1,386	7		$ 1,308
HeartWare International Inc (a)	7,363	516	Holding Companies - Diversified - 0.00%
ICU Medical Inc (a)	110	4	Primoris Services Corp	336	2
Immucor Inc (a)	1,728	33
Insulet Corp (a)	822	12	Home Builders - 0.21%
Integra LifeSciences Holdings Corp (a)	510	19	Hovnanian Enterprises Inc (a)	40,640	150
Invacare Corp	61	1
IRIS International Inc (a)	743	8	Home Furnishings - 1.12%
Kensey Nash Corp (a)	302	7	DTS Inc/CA (a)	479	16
LCA-Vision Inc (a)	435	2	La-Z-Boy Inc (a)	15,420	115
Luminex Corp (a)	966	16	Select Comfort Corp (a)	32,530	284
MAKO Surgical Corp (a)	559	7	Tempur-Pedic International Inc (a)	12,580	387
Masimo Corp	1,376	33	TiVo Inc (a)	2,571	19
Medtox Scientific Inc (a)	10,371	127	Universal Electronics Inc (a)	195	3
Merge Healthcare Inc (a)	40,299	118		$ 824
Meridian Bioscience Inc	1,100	19	Insurance - 0.04%
Merit Medical Systems Inc (a)	653	10	CNO Financial Group Inc (a)	705	3
Micrus Endovascular Corp (a)	2,817	59	eHealth Inc (a)	968	11
Natus Medical Inc (a)	12,322	201	First American Financial Corp	243	3

See accompanying notes.

88

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Machinery - Diversified - 1.45%
Life Partners Holdings Inc	303 $	6	Albany International Corp	194 $	3
Tower Group Inc	451	10	Altra Holdings Inc (a)	693	9
	$ 33		Applied Industrial Technologies Inc	1,107	28
Internet - 7.20%			Briggs & Stratton Corp	815	14
AboveNet Inc (a)	10,104	477	Cognex Corp	681	12
Ancestry.com Inc (a)	474	8	DXP Enterprises Inc (a)	15,876	249
Art Technology Group Inc (a)	3,419	12	Gorman-Rupp Co/The	316	8
Blue Coat Systems Inc (a)	971	20	Intermec Inc (a)	1,120	11
Blue Nile Inc (a)	336	16	Intevac Inc (a)	328	3
Cogent Communications Group Inc (a)	1,034	8	iRobot Corp (a)	463	9
comScore Inc (a)	579	10	Lindsay Corp	316	10
Constant Contact Inc (a)	558	12	Middleby Corp (a)	365	19
Cybersource Corp (a)	1,800	46	NACCO Industries Inc	133	12
DealerTrack Holdings Inc (a)	877	14	Nordson Corp	9,928	557
Dice Holdings Inc (a)	653	4	Presstek Inc (a)	29,009	102
eResearchTechnology Inc (a)	1,346	11	Sauer-Danfoss Inc (a)	52	1
GSI Commerce Inc (a)	40,371	1,163	Tennant Co	504	17
Health Grades Inc (a)	21,632	130		$ 1,064
Infospace Inc (a)	171	1	Media - 0.75%
Internet Brands Inc (a)	255	3	Acacia Research - Acacia Technologies (a)	16,974	242
Internet Capital Group Inc (a)	98	1	Belo Corp (a)	1,995	11
j2 Global Communications Inc (a)	791	17	DG FastChannel Inc (a)	8,110	264
Limelight Networks Inc (a)	25,614	112	Dolan Co/The (a)	511	6
Lionbridge Technologies Inc (a)	2,386	11	Entercom Communications Corp (a)	754	7
Liquidity Services Inc (a)	18,718	243	McClatchy Co/The (a)	2,287	8
Local.com Corp (a)	19,168	131	World Wrestling Entertainment Inc	536	8
LoopNet Inc (a)	20,030	247		$ 546
ModusLink Global Solutions Inc (a)	111	—	Metal Fabrication & Hardware - 0.63%
Network Engines Inc (a)	80,903	219	Ampco-Pittsburgh Corp	37	1
NIC Inc	34,101	219	CIRCOR International Inc	6,995	179
NutriSystem Inc	26,549	609	Hawk Corp (a)	194	5
Online Resources Corp (a)	694	3	Kaydon Corp	6,783	223
OpenTable Inc (a)	401	17	Mueller Industries Inc	194	5
Overstock.com Inc (a)	559	10	Mueller Water Products Inc - Class A	3,151	12
Perficient Inc (a)	22,321	199	RBC Bearings Inc (a)	475	13
QuinStreet Inc (a)	389	4	Sun Hydraulics Corp	474	11
Rackspace Hosting Inc (a)	27,027	496	Worthington Industries Inc	791	10
Saba Software Inc (a)	1,020	5		$ 459
Sapient Corp	2,603	26	Mining - 0.97%
Shutterfly Inc (a)	583	14	Allied Nevada Gold Corp (a)	19,215	378
SonicWALL Inc (a)	1,082	13
			AMCOL International Corp	523	12
Sourcefire Inc (a)	13,334	254	Capital Gold Corp (a)	1,861	7
Stamps.com Inc (a)	396	4	Globe Specialty Metals Inc (a)	1,338	14
TeleCommunication Systems Inc (a)	718	3	Golden Star Resources Ltd (a)	6,728	30
Terremark Worldwide Inc (a)	1,357	10	Horsehead Holding Corp (a)	30,176	228
TIBCO Software Inc (a)	4,209	51	Jaguar Mining Inc (a)	1,837	16
Travelzoo Inc (a)	228	3	Stillwater Mining Co (a)	1,155	13
United Online Inc	717	4	US Gold Corp (a)	1,946	10
US Auto Parts Network Inc (a)	27,496	165
				$ 708
ValueClick Inc (a)	1,606	17
VASCO Data Security International Inc (a)	864	5	Miscellaneous Manufacturing - 1.11%
			Actuant Corp	15,639	294
Vitacost.com Inc (a)	13,458	121
			Acuity Brands Inc	899	33
Websense Inc (a)	1,192	23
			AO Smith Corp	583	28
Zix Corp (a)	44,468	100
			AZZ Inc	328	12
	$ 5,291		Barnes Group Inc	1,119	18
Iron & Steel - 0.07%			Blount International Inc (a)	1,240	13
General Steel Holdings Inc (a)	21,621	51
			Brink's Co/The	1,058	20
			CLARCOR Inc	1,228	44
Leisure Products & Services - 0.14%			Colfax Corp (a)	924	10
Brunswick Corp/DE	1,934	24	Eastman Kodak Co (a)	6,788	29
Interval Leisure Group Inc (a)	994	12	EnPro Industries Inc (a)	328	9
Life Time Fitness Inc (a)	802	25	GP Strategies Corp (a)	407	3
Polaris Industries Inc	818	45	Hexcel Corp (a)	1,740	27
	$ 106		John Bean Technologies Corp	729	11
Lodging - 0.01%			Koppers Holdings Inc	7,505	169
Ameristar Casinos Inc	597	9	Matthews International Corp	657	19
			Metabolix Inc (a)	521	7
Machinery - Construction & Mining - 0.30%			Park-Ohio Holdings Corp (a)	304	4
Bucyrus International Inc	4,686	222	Polypore International Inc (a)	571	13
			Raven Industries Inc	434	15
			Smith & Wesson Holding Corp (a)	2,471	10

See accompanying notes.

89

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals (continued)
STR Holdings Inc (a)	620 $	12	Cypress Bioscience Inc (a)	183 $	1
Sturm Ruger & Co Inc	738	11	Cytori Therapeutics Inc (a)	1,213	4
Trimas Corp (a)	377	4	Depomed Inc (a)	26,063	73
	$ 815		Dyax Corp (a)	3,740	9
Office Furnishings - 0.71%			Furiex Pharmaceuticals Inc (a)	291	3
Herman Miller Inc	1,241	23	Hi-Tech Pharmacal Co Inc (a)	340	8
HNI Corp	8,050	222	Impax Laboratories Inc (a)	19,015	362
Interface Inc	24,401	262	Inspire Pharmaceuticals Inc (a)	40,007	199
Knoll Inc	1,099	15	Isis Pharmaceuticals Inc (a)	15,227	146
	$ 522		Jazz Pharmaceuticals Inc (a)	20,173	158
			Keryx Biopharmaceuticals Inc (a)	1,958	7
Oil & Gas - 2.40%
Abraxas Petroleum Corp (a)	936	3	Lannett Co Inc (a)	418	2
American Oil & Gas Inc (a)	1,265	8	MAP Pharmaceuticals Inc (a)	535	7
			Nabi Biopharmaceuticals (a)	1,475	8
Apco Oil and Gas International Inc	377	9
Arena Resources Inc (a)	1,019	32	Nektar Therapeutics (a)	2,512	30
Brigham Exploration Co (a)	16,548	255	Neogen Corp (a)	13,958	364
Callon Petroleum Co (a)	1,107	7	NeurogesX Inc (a)	428	3
Carrizo Oil & Gas Inc (a)	722	11	Obagi Medical Products Inc (a)	716	8
Clayton Williams Energy Inc (a)	206	9	Onyx Pharmaceuticals Inc (a)	1,546	33
Contango Oil & Gas Co (a)	195	9	Orexigen Therapeutics Inc (a)	1,167	5
Energy XXI Bermuda Ltd (a)	1,265	20	Pharmasset Inc (a)	6,152	168
Georesources Inc (a)	13,548	189	PharMerica Corp (a)	451	7
GMX Resources Inc (a)	13,287	86	Pozen Inc (a)	1,084	8
Gulfport Energy Corp (a)	707	8	Questcor Pharmaceuticals Inc (a)	1,557	16
Kodiak Oil & Gas Corp (a)	2,469	8	Rigel Pharmaceuticals Inc (a)	1,164	8
McMoRan Exploration Co (a)	1,909	21	Salix Pharmaceuticals Ltd (a)	13,912	543
Northern Oil and Gas Inc (a)	1,118	14	Santarus Inc (a)	2,154	5
			Savient Pharmaceuticals Inc (a)	1,556	20
Panhandle Oil and Gas Inc	295	8
Penn Virginia Corp	11,371	229	Schiff Nutrition International Inc	61	—
Petroquest Energy Inc (a)	486	3	Sciclone Pharmaceuticals Inc (a)	1,483	4
RAM Energy Resources Inc (a)	1,958	4	Spectrum Pharmaceuticals Inc (a)	1,795	7
Rex Energy Corp (a)	207	2	SXC Health Solutions Corp (a)	2,174	159
Rosetta Resources Inc (a)	815	16	Synta Pharmaceuticals Corp (a)	809	2
Swift Energy Co (a)	8,976	241	Synutra International Inc (a)	419	7
TransAtlantic Petroleum Ltd (a)	3,211	10	Targacept Inc (a)	596	12
Vaalco Energy Inc (a)	165	1	Theravance Inc (a)	1,363	17
			USANA Health Sciences Inc (a)	259	10
W&T Offshore Inc	86	1
Warren Resources Inc (a)	438	1	Vanda Pharmaceuticals Inc (a)	1,107	7
Whiting Petroleum Corp (a)	7,051	553	Vivus Inc (a)	1,877	18
	$ 1,758			$ 3,880
Oil & Gas Services - 1.04%			Real Estate - 0.00%
Boots & Coots Inc (a)	2,859	8	HFF Inc (a)	462	3
CARBO Ceramics Inc	472	34
Dril-Quip Inc (a)	851	38	REITS - 0.78%
ION Geophysical Corp (a)	2,773	10	Acadia Realty Trust	379	6
Key Energy Services Inc (a)	279	3	Alexander's Inc	28	9
Lufkin Industries Inc	704	27	Associated Estates Realty Corp	669	9
Matrix Service Co (a)	319	3	DuPont Fabros Technology Inc	16,155	397
OYO Geospace Corp (a)	145	7	EastGroup Properties Inc	305	11
RPC Inc	28,733	392	Equity Lifestyle Properties Inc	378	18
Tesco Corp (a)	19,604	241	Equity One Inc	194	3
Tetra Technologies Inc (a)	317	3	Getty Realty Corp	286	6
	$ 766		Home Properties Inc	316	14
Packaging & Containers - 0.74%			LTC Properties Inc	100	2
Graham Packaging Co Inc (a)	49	1	Mid-America Apartment Communities Inc	462	24
Rock-Tenn Co	10,563	524	National Health Investors Inc	255	10
Silgan Holdings Inc	584	17	Omega Healthcare Investors Inc	494	10
	$ 542		PS Business Parks Inc	157	9
			Saul Centers Inc	163	7
Pharmaceuticals - 5.29%
Acura Pharmaceuticals Inc (a)	337	1	Tanger Factory Outlet Centers	580	24
Akorn Inc (a)	39,817	118	Universal Health Realty Income Trust	244	8
Alkermes Inc (a)	14,462	180	Washington Real Estate Investment Trust	377	10
Allos Therapeutics Inc (a)	1,688	10		$ 577
Antares Pharma Inc (a)	2,713	5	Retail - 6.31%
Array Biopharma Inc (a)	2,043	6	99 Cents Only Stores (a)	1,104	16
Auxilium Pharmaceuticals Inc (a)	1,035	24	AFC Enterprises Inc (a)	802	7
BioScrip Inc (a)	120,449	631	AnnTaylor Stores Corp (a)	1,484	24
Caraco Pharmaceutical Laboratories Ltd (a)	173	1	Big 5 Sporting Goods Corp	790	11
Catalyst Health Solutions Inc (a)	13,039	450	BJ's Restaurants Inc (a)	14,234	336
Combinatorx Inc (a)	2,530	4	Brown Shoe Co Inc	754	11
Cumberland Pharmaceuticals Inc (a)	268	2	Buckle Inc/The	536	17

See accompanying notes.

90

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
Buffalo Wild Wings Inc (a)	419 $	15	Amkor Technology Inc (a)	3,019 $	17
Build-A-Bear Workshop Inc (a)	26,357	179	Amtech Systems Inc (a)	16,767	140
California Pizza Kitchen Inc (a)	609	9	Applied Micro Circuits Corp (a)	1,540	16
Carrols Restaurant Group Inc (a)	474	2	ATMI Inc (a)	73	1
Casey's General Stores Inc	487	17	Cabot Microelectronics Corp (a)	206	7
Cash America International Inc	243	8	Cavium Networks Inc (a)	22,486	588
Casual Male Retail Group Inc (a)	1,423	5	Ceva Inc (a)	18,961	238
Cato Corp/The	738	16	Cirrus Logic Inc (a)	18,006	285
CEC Entertainment Inc (a)	536	19	Conexant Systems Inc (a)	3,114	7
Cheesecake Factory Inc/The (a)	1,607	36	Diodes Inc (a)	927	15
Chico's FAS Inc	22,536	223	Entegris Inc (a)	55,210	219
Childrens Place Retail Stores Inc/The (a)	589	26	Formfactor Inc (a)	18,813	203
Citi Trends Inc (a)	8,593	283	GSI Technology Inc (a)	523	3
CKE Restaurants Inc	1,140	14	GT Solar International Inc (a)	1,307	7
Collective Brands Inc (a)	1,119	18	Hittite Microwave Corp (a)	5,055	227
Cost Plus Inc (a)	36,257	129	Integrated Device Technology Inc (a)	2,579	13
Cracker Barrel Old Country Store Inc	559	26	Integrated Silicon Solution Inc (a)	888	7
Denny's Corp (a)	3,997	10	IXYS Corp (a)	816	7
Destination Maternity Corp (a)	194	5	Kopin Corp (a)	962	3
DineEquity Inc (a)	410	12	Kulicke & Soffa Industries Inc (a)	36,645	257
Domino's Pizza Inc (a)	523	6	Lattice Semiconductor Corp (a)	2,992	13
Dress Barn Inc (a)	1,411	34	LTX-Credence Corp (a)	3,199	9
DSW Inc (a)	352	8	MaxLinear Inc (a)	291	4
Einstein Noah Restaurant Group Inc (a)	182	2	Micrel Inc	1,313	13
Express Inc (a)	608	10	Microsemi Corp (a)	21,633	317
Ezcorp Inc (a)	1,186	22	Mindspeed Technologies Inc (a)	42,185	316
Finish Line Inc/The	617	9	MIPS Technologies Inc (a)	1,870	10
First Cash Financial Services Inc (a)	742	16	MKS Instruments Inc (a)	535	10
Genesco Inc (a)	97	2	Monolithic Power Systems Inc (a)	16,427	293
Group 1 Automotive Inc (a)	206	5	Nanometrics Inc (a)	681	7
Gymboree Corp (a)	754	32	Netlogic Microsystems Inc (a)	16,860	459
hhgregg Inc (a)	296	7	Omnivision Technologies Inc (a)	1,021	22
Hibbett Sports Inc (a)	17,368	416	PLX Technology Inc (a)	21,265	89
HSN Inc (a)	1,063	26	Power Integrations Inc	554	18
Jack in the Box Inc (a)	1,108	22	Richardson Electronics Ltd/United States	25,201	227
Jo-Ann Stores Inc (a)	693	26	Rovi Corp (a)	7,113	270
JOS A Bank Clothiers Inc (a)	487	26	Rubicon Technology Inc (a)	11,103	331
Kirkland's Inc (a)	14,504	245	Semtech Corp (a)	1,351	22
Liz Claiborne Inc (a)	2,056	9	Sigma Designs Inc (a)	183	2
Lumber Liquidators Holdings Inc (a)	17,109	399	Standard Microsystems Corp (a)	235	5
McCormick & Schmick's Seafood Restaurants Inc	24,940	186	Tessera Technologies Inc (a)	755	12
(a)			TriQuint Semiconductor Inc (a)	4,002	24
Nu Skin Enterprises Inc	1,315	33	Ultra Clean Holdings (a)	827	7
OfficeMax Inc (a)	779	10	Ultratech Inc (a)	651	11
Papa John's International Inc (a)	473	11	Veeco Instruments Inc (a)	8,385	288
PetMed Express Inc	623	11	Volterra Semiconductor Corp (a)	554	13
PF Chang's China Bistro Inc	633	25	Zoran Corp (a)	195	2
Pier 1 Imports Inc (a)	2,640	17		$ 5,060
Pricesmart Inc	372	9	Software - 6.66%
Retail Ventures Inc (a)	888	7	Accelrys Inc (a)	1,132	7
Rue21 Inc (a)	316	9	ACI Worldwide Inc (a)	941	18
Ruth's Hospitality Group Inc (a)	967	4	Actuate Corp (a)	1,859	8
Sally Beauty Holdings Inc (a)	2,153	18	Acxiom Corp (a)	14,552	214
Sonic Automotive Inc (a)	322	3	Advent Software Inc (a)	410	19
Sonic Corp (a)	1,298	10	ANSYS Inc (a)	8,999	365
Sport Supply Group Inc	105	1	ArcSight Inc (a)	620	14
Stein Mart Inc (a)	426	3	Ariba Inc (a)	2,043	33
Systemax Inc	340	5	Aspen Technology Inc (a)	1,362	15
Talbots Inc (a)	1,338	14	athenahealth Inc (a)	908	24
Texas Roadhouse Inc (a)	35,338	446	Blackbaud Inc	1,178	26
Ulta Salon Cosmetics & Fragrance Inc (a)	26,328	623	Blackboard Inc (a)	9,727	363
Vitamin Shoppe Inc (a)	352	9	Bottomline Technologies Inc (a)	723	9
Wet Seal Inc/The (a)	94,005	343	CommVault Systems Inc (a)	1,118	25
World Fuel Services Corp	816	21	Computer Programs & Systems Inc	226	9
Zumiez Inc (a)	441	7	Concur Technologies Inc (a)	7,281	311
	$ 4,621		CSG Systems International Inc (a)	562	10
Savings & Loans - 0.01%			Deltek Inc (a)	722	6
Brookline Bancorp Inc	595	5	Digi International Inc (a)	361	3
			DivX Inc (a)	24,580	188
Semiconductors - 6.92%			Ebix Inc (a)	12,979	203
Actel Corp (a)	474	6	Eclipsys Corp (a)	5,984	106

See accompanying notes.

91

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Telecommunications (continued)
Epicor Software Corp (a)	1,155 $	9	Occam Networks Inc (a)	486 $	3
EPIQ Systems Inc	86	1	Oclaro Inc (a)	1,082	12
Interactive Intelligence Inc (a)	22,660	372	Oplink Communications Inc (a)	317	5
JDA Software Group Inc (a)	292	6	PAETEC Holding Corp (a)	2,871	10
Lawson Software Inc (a)	3,516	26	Plantronics Inc	1,190	34
Mantech International Corp (a)	470	20	RCN Corp (a)	851	13
MedAssets Inc (a)	11,055	256	RF Micro Devices Inc (a)	6,796	26
Medidata Solutions Inc (a)	717	11	SAVVIS Inc (a)	970	14
MicroStrategy Inc (a)	4,750	357	Shenandoah Telecommunications Co	551	10
Monotype Imaging Holdings Inc (a)	851	8	Sonus Networks Inc (a)	4,428	12
Omnicell Inc (a)	15,824	185	Syniverse Holdings Inc (a)	1,696	35
Opnet Technologies Inc	542	8	Tekelec (a)	341	4
Parametric Technology Corp (a)	2,531	40	TeleNav Inc (a)	304	2
Pegasystems Inc	401	13	USA Mobility Inc	487	6
Phase Forward Inc (a)	940	16	Viasat Inc (a)	11,416	372
Progress Software Corp (a)	1,070	32			$ 3,599
QAD Inc (a)	521	2	Textiles - 0.01%
Quality Systems Inc	463	27	Culp Inc (a)	340	4
Quest Software Inc (a)	1,374	25
Renaissance Learning Inc	9,480	139	Transportation - 1.29%
Schawk Inc	364	6	Dynamex Inc (a)	283	3
Scientific Learning Corp (a)	20,056	106	Forward Air Corp	632	17
Seachange International Inc (a)	682	6	Genesee & Wyoming Inc (a)	852	32
SolarWinds Inc (a)	888	14	Golar LNG Ltd	86	1
SS&C Technologies Holdings Inc (a)	474	8	Heartland Express Inc	1,313	19
Synchronoss Technologies Inc (a)	446	9	HUB Group Inc (a)	18,726	562
Taleo Corp (a)	23,082	560	Knight Transportation Inc	1,301	27
THQ Inc (a)	961	4	Old Dominion Freight Line Inc (a)	547	19
Tyler Technologies Inc (a)	840	13	Pacer International Inc (a)	1,338	9
Ultimate Software Group Inc (a)	13,219	434	Scorpio Tankers Inc (a)	401	4
Unica Corp (a)	14,676	141	UTI Worldwide Inc	20,331	252
VeriFone Systems Inc (a)	2,165	41			$ 945
	$ 4,871		Trucking & Leasing - 0.00%
Telecommunications - 4.92%			TAL International Group Inc	145	3
Acme Packet Inc (a)	26,205	705
ADC Telecommunications Inc (a)	2,141	16	Water - 0.01%
ADTRAN Inc	1,605	44	Southwest Water Co	437	5
Alaska Communications Systems Group Inc	1,032	9
Anaren Inc (a)	61	1	TOTAL COMMON STOCKS		$ 68,417
Anixter International Inc (a)	364	15
				Maturity
Applied Signal Technology Inc	12,178	239		Amount
Arris Group Inc (a)	937	10
			REPURCHASE AGREEMENTS - 2.20%	(000's)	Value (000's)
Aruba Networks Inc (a)	57,671	822
			Banks - 2.20%
Atheros Communications Inc (a)	9,384	258
			Investment in Joint Trading Account; Bank of	$ 619	$ 619
Atlantic Tele-Network Inc	218	9	America Repurchase Agreement; 0.02%
AudioCodes Ltd (a)	42,163	104
			dated 06/30/10 maturing 07/01/10
Calix Inc (a)	255	3
			(collateralized by Sovereign Agency Issues
Cbeyond Inc (a)	567	7
			and US Treasury Note; $631,301; 0.00% -
Cincinnati Bell Inc (a)	1,534	4
			4.75%; dated 05/15/14 - 07/15/17)
Comtech Telecommunications Corp (a)	402	12
			Investment in Joint Trading Account; Credit Suisse	259	259
Consolidated Communications Holdings Inc	503	9	Repurchase Agreement; 0.01% dated
CPI International Inc (a)	87	1
			06/30/10 maturing 07/01/10 (collateralized by
DigitalGlobe Inc (a)	596	16
			US Treasury Note; $264,497; 1.38%; dated
EMS Technologies Inc (a)	37	—
			01/15/13)
Extreme Networks (a)	948	3
			Investment in Joint Trading Account; Deutsche	153	153
Finisar Corp (a)	1,642	24
			Bank Repurchase Agreement; 0.03% dated
GeoEye Inc (a)	542	17
			06/30/10 maturing 07/01/10 (collateralized by
Harmonic Inc (a)	767	4
			Sovereign Agency Issues; $155,954; 4.13% -
Hughes Communications Inc (a)	207	5
			4.50%; dated 01/15/13 - 09/27/13)
Hypercom Corp (a)	1,776	8
			Investment in Joint Trading Account; Morgan	577	577
Infinera Corp (a)	1,963	13
			Stanley Repurchase Agreement; 0.02% dated
InterDigital Inc (a)	1,206	30
			06/30/10 maturing 07/01/10 (collateralized by
IPG Photonics Corp (a)	24,966	380
			Sovereign Agency Issues; $588,881; 0.00% -
Ixia (a)	24,594	211
			2.50%; dated 07/12/10 - 04/29/14)
LogMeIn Inc (a)	377	10
					$ 1,608
Loral Space & Communications Inc (a)	294	12
Meru Networks Inc (a)	206	2	TOTAL REPURCHASE AGREEMENTS		$ 1,608
Netgear Inc (a)	912	16	Total Investments		$ 70,025
Neutral Tandem Inc (a)	766	9	Other Assets in Excess of Liabilities, Net -
Novatel Wireless Inc (a)	122	1	4.34%		$ 3,177
			TOTAL NET ASSETS - 100.00%		$ 73,202
NTELOS Holdings Corp	718	12

See accompanying notes.

92

Schedule of Investments
SmallCap Growth Account II
June 30, 2010 (unaudited)

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 10,508
Unrealized Depreciation		(5,219)
Net Unrealized Appreciation (Depreciation)		$ 5,289
Cost for federal income tax purposes		$ 64,736
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.27%
Consumer, Cyclical		17.72%
Technology		16.74%
Communications		12.98%
Industrial		11.43%
Financial		5.68%
Energy		4.35%
Basic Materials		2.45%
Utilities		0.04%
Diversified		0.00%
Other Assets in Excess of Liabilities, Net		4.34%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		6.64%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	80	$ 5,099	$ 4,862	$ (237)
					$ (237)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

93

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS - 94.80%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.01%			Automobile Parts & Equipment (continued)
Marchex Inc	1,812 $	7	Titan International Inc	1,809 $	18
				$ 689
Aerospace & Defense - 1.59%			Banks - 10.29%
AAR Corp (a)	19,916	333	1st Source Corp	3,057	52
Argon ST Inc (a)	719	25	1st United Bancorp Inc/Boca Raton (a)	10,871	80
Astronics Corp (a)	142	2	Alliance Financial Corp/NY	1,154	32
Cubic Corp	3,446	126	American National Bankshares Inc	550	12
Curtiss-Wright Corp	7,519	218	Ameris Bancorp (a)	3,750	36
Ducommun Inc	4,735	81	Ames National Corp	776	15
Esterline Technologies Corp (a)	6,140	291	Arrow Financial Corp	834	19
GenCorp Inc (a)	5,177	23	Bancfirst Corp	1,361	50
HEICO Corp	2,125	76	Banco Latinoamericano de Comercio Exterior SA	6,916	86
Kaman Corp	747	17	Bancorp Inc/DE (a)	3,305	26
Kratos Defense & Security Solutions Inc (a)	1,495	16	Bancorp Rhode Island Inc	327	9
LMI Aerospace Inc (a)	4,134	65	Bank Mutual Corp	2,820	16
Moog Inc (a)	4,140	134	Bank of Marin Bancorp	489	16
Orbital Sciences Corp (a)	1,812	29	Bank of the Ozarks Inc	2,908	103
Teledyne Technologies Inc (a)	1,610	62	Boston Private Financial Holdings Inc	58,790	378
Triumph Group Inc	7,535	502	Bridge Bancorp Inc	402	10
	$ 2,000		Bryn Mawr Bank Corp	805	14
Agriculture - 0.49%			Camden National Corp	687	19
Alliance One International Inc (a)	5,494	20	Cardinal Financial Corp	2,703	25
Andersons Inc/The	16,473	537	Cathay General Bancorp	14,061	145
Universal Corp/VA	1,495	59	Center Financial Corp (a)	3,365	17
	$ 616		Central Pacific Financial Corp (a)	14,400	22
Airlines - 1.32%			Century Bancorp Inc/MA	327	7
AirTran Holdings Inc (a)	13,741	66	Chemical Financial Corp	5,088	111
Alaska Air Group Inc (a)	15,171	682	Citizens Republic Bancorp Inc (a)	252,352	214
Allegiant Travel Co	1,700	73	City Holding Co	10,278	287
Hawaiian Holdings Inc (a)	16,839	87	CNB Financial Corp/PA	834	9
JetBlue Airways Corp (a)	37,644	207	Columbia Banking System Inc	9,956	182
Pinnacle Airlines Corp (a)	1,754	10	Community Bank System Inc	12,530	276
Republic Airways Holdings Inc (a)	26,100	160	Community Trust Bancorp Inc	10,044	252
Skywest Inc	20,710	253	CVB Financial Corp	65,301	621
UAL Corp (a)	2,300	47	Eagle Bancorp Inc (a)	1,377	16
US Airways Group Inc (a)	8,629	74	East West Bancorp Inc	25,000	382
	$ 1,659		Encore Bancshares Inc (a)	747	7
Apparel - 1.50%			Enterprise Bancorp Inc/MA	541	6
American Apparel Inc (a)	2,703	5	Financial Institutions Inc	4,464	79
Carter's Inc (a)	4,100	108	First Bancorp Inc/ME	797	10
			First BanCorp/Puerto Rico (a)	5,400	3
Columbia Sportswear Co	687	32
Delta Apparel Inc (a)	517	7	First Bancorp/Troy NC	4,320	62
Iconix Brand Group Inc (a)	17,101	245	First Busey Corp	9,300	42
Jones Apparel Group Inc	23,792	377	First Commonwealth Financial Corp	18,222	95
Maidenform Brands Inc (a)	7,100	144	First Community Bancshares Inc/VA	9,760	143
Oxford Industries Inc	12,500	262	First Financial Bancorp	33,063	494
Perry Ellis International Inc (a)	22,103	446	First Financial Bankshares Inc	3,819	184
Quiksilver Inc (a)	7,501	28	First Financial Corp/IN	688	18
Timberland Co/The (a)	5,051	82	First Interstate Bancsystem Inc	4,400	69
Unifi Inc (a)	3,883	15	First Merchants Corp	7,200	61
Warnaco Group Inc/The (a)	3,300	119	First Midwest Bancorp Inc/IL	3,970	48
Weyco Group Inc	345	8	First of Long Island Corp/The	546	14
	$ 1,878		First South Bancorp Inc/Washington NC	2,043	22
Automobile Manufacturers - 0.17%			FirstMerit Corp	15,891	272
Force Protection Inc (a)	30,543	125	FNB Corp/PA	57,676	463
Tesla Motors Inc (a)	2,600	62	Fulton Financial Corp	16,000	154
Wabash National Corp (a)	3,164	23	German American Bancorp Inc	991	15
	$ 210		Glacier Bancorp Inc	4,458	65
			Great Southern Bancorp Inc	949	19
Automobile Parts & Equipment - 0.55%
Amerigon Inc (a)	12,000	89	Hancock Holding Co	1,812	60
ATC Technology Corp/IL (a)	15,250	246	Heartland Financial USA Inc	2,812	49
Commercial Vehicle Group Inc (a)	1,323	14	Home Bancshares Inc/AR	1,230	28
Cooper Tire & Rubber Co	4,300	84	Hudson Valley Holding Corp	2,417	56
Dana Holding Corp (a)	979	10	Iberiabank Corp	6,039	311
Douglas Dynamics Inc (a)	3,900	45	Independent Bank Corp/Rockland MA	8,148	201
Exide Technologies (a)	3,049	16	International Bancshares Corp	20,979	350
Miller Industries Inc/TN	908	12	Lakeland Bancorp Inc	11,347	97
Modine Manufacturing Co (a)	2,411	19	Lakeland Financial Corp	4,693	94
Spartan Motors Inc	17,806	74	MainSource Financial Group Inc	6,900	49
Standard Motor Products Inc	7,809	62	MB Financial Inc	3,279	60
			Merchants Bancshares Inc	438	10

See accompanying notes.

94

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Biotechnology (continued)
Midsouth Bancorp Inc	604 $	8	Emergent Biosolutions Inc (a)	4,000 $	65
Nara Bancorp Inc (a)	6,142	52	Enzon Pharmaceuticals Inc (a)	1,783	19
National Bankshares Inc	632	15	Exelixis Inc (a)	4,746	17
National Penn Bancshares Inc	24,035	144	Halozyme Therapeutics Inc (a)	2,300	16
NBT Bancorp Inc	8,112	166	Incyte Corp (a)	6,000	66
Old National Bancorp/IN	5,118	53	Lexicon Pharmaceuticals Inc (a)	81,969	105
Old Second Bancorp Inc	900	2	Martek Biosciences Corp (a)	11,783	279
OmniAmerican Bancorp Inc (a)	935	11	Medicines Co/The (a)	2,272	17
Oriental Financial Group Inc	4,538	58	PDL BioPharma Inc	11,600	65
Orrstown Financial Services Inc	632	14	Seattle Genetics Inc (a)	2,800	34
Pacific Capital Bancorp NA (a)	3,000	2	SuperGen Inc (a)	4,947	10
Pacific Continental Corp	1,687	16	Tengion Inc (a)	7,900	29
PacWest Bancorp	2,339	43	United Therapeutics Corp (a)	1,300	64
Park National Corp	2,376	154		$ 1,037
Peapack Gladstone Financial Corp	678	8	Building Materials - 0.56%
Penns Woods Bancorp Inc	373	11	Apogee Enterprises Inc	1,544	17
Peoples Bancorp Inc/OH	4,800	70	Comfort Systems USA Inc	8,862	86
Pinnacle Financial Partners Inc (a)	1,681	22	Drew Industries Inc (a)	1,121	23
Porter Bancorp Inc	677	8	Gibraltar Industries Inc (a)	7,969	81
PrivateBancorp Inc	2,790	31	Interline Brands Inc (a)	11,530	199
Prosperity Bancshares Inc	9,176	319	Louisiana-Pacific Corp (a)	8,284	55
Renasant Corp	9,045	130	NCI Building Systems Inc (a)	3,640	30
Republic Bancorp Inc/KY	5,955	134	Quanex Building Products Corp	6,390	111
S&T Bancorp Inc	4,989	98	Simpson Manufacturing Co Inc	231	6
Sandy Spring Bancorp Inc	1,295	18	Texas Industries Inc	1,212	36
Santander BanCorp (a)	381	5	Trex Co Inc (a)	1,100	22
SCBT Financial Corp	5,437	192	Universal Forest Products Inc	1,129	34
Shore Bancshares Inc	700	8		$ 700
Sierra Bancorp	4,597	53	Chemicals - 2.21%
Signature Bank/New York NY (a)	6,500	247
			A Schulman Inc	18,731	355
Simmons First National Corp	3,090	81	Aceto Corp	9,000	51
South Financial Group Inc/The	72,400	20	American Vanguard Corp	1,927	15
Southside Bancshares Inc	5,404	106	Arch Chemicals Inc	576	18
Southwest Bancorp Inc/Stillwater OK	5,840	77	Ferro Corp (a)	3,165	23
State Bancorp Inc/NY	4,101	39	Georgia Gulf Corp (a)	1,812	24
StellarOne Corp	4,909	62	Hawkins Inc	2,251	54
Sterling Bancorp/NY	6,090	55	HB Fuller Co	13,262	252
Sterling Bancshares Inc/TX	17,448	83	Innophos Holdings Inc	14,236	371
Suffolk Bancorp	2,061	63	Minerals Technologies Inc	2,925	139
Susquehanna Bancshares Inc	26,632	222	NewMarket Corp	1,939	169
SVB Financial Group (a)	15,338	633
			Olin Corp	4,555	83
SY Bancorp Inc	949	22	OM Group Inc (a)	6,713	160
Texas Capital Bancshares Inc (a)	1,902	31	Omnova Solutions Inc (a)	13,900	109
Tompkins Financial Corp	1,821	69	PolyOne Corp (a)	23,547	198
Tower Bancorp Inc	438	10	Quaker Chemical Corp	288	8
TowneBank/Portsmouth VA	1,360	20	Rockwood Holdings Inc (a)	5,663	129
Trico Bancshares	3,200	54	Sensient Technologies Corp	2,647	69
Trustco Bank Corp NY	23,867	134	Solutia Inc (a)	12,100	158
Trustmark Corp	9,640	201	Spartech Corp (a)	13,154	135
UMB Financial Corp	7,701	274	Stepan Co	2,200	150
Umpqua Holdings Corp	11,869	136	TPC Group Inc (a)	747	12
Union First Market Bankshares Corp	1,540	19	Westlake Chemical Corp	1,005	19
United Bankshares Inc	4,487	107	WR Grace & Co (a)	3,998	84
United Community Banks Inc/GA (a)	42,832	169
				$ 2,785
Univest Corp of Pennsylvania	999	17	Coal - 0.09%
Washington Banking Co	1,358	17	Cloud Peak Energy Inc (a)	1,623	22
Washington Trust Bancorp Inc	3,967	68	International Coal Group Inc (a)	8,313	32
Webster Financial Corp	3,503	63	Patriot Coal Corp (a)	4,947	58
WesBanco Inc	6,260	106		$ 112
West Bancorporation Inc (a)	7,704	53
			Commercial Services - 4.02%
Westamerica Bancorporation	1,006	53
Western Alliance Bancorp (a)	3,135	22	ABM Industries Inc	4,929	103
			Advance America Cash Advance Centers Inc	22,873	94
Whitney Holding Corp/LA	5,148	48	American Reprographics Co (a)	1,697	15
Wilshire Bancorp Inc	10,725	93	AMN Healthcare Services Inc (a)	1,725	13
Wintrust Financial Corp	11,027	367	CBIZ Inc (a)	1,898	12
	$ 12,935		Consolidated Graphics Inc (a)	2,500	108
Biotechnology - 0.82%			Convergys Corp (a)	17,200	169

Ariad Pharmaceuticals Inc (a)	10,900	31	Corinthian Colleges Inc (a)	10,200	100

Cambrex Corp (a)	2,761	9	Cornell Cos Inc (a)	604	16
Celera Corp (a)	6,427	42
			CPI Corp	4,700	105

Cubist Pharmaceuticals Inc (a)	8,200	169	CRA International Inc (a)	862	16

See accompanying notes.

95

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Consumer Products (continued)
Cross Country Healthcare Inc (a)	2,934 $	26	Kid Brands Inc (a)	949 $	7
Deluxe Corp	36,513	685	Oil-Dri Corp of America	465	11
Dollar Financial Corp (a)	11,328	224	Prestige Brands Holdings Inc (a)	21,289	150
DynCorp International Inc (a)	21,760	381	Spectrum Brands Holdings Inc (a)	978	25
Electro Rent Corp	1,625	21	WD-40 Co	87	3
Euronet Worldwide Inc (a)	2,617	34		$ 1,309
Gartner Inc (a)	6,600	153	Cosmetics & Personal Care - 0.10%
Geo Group Inc/The (a)	908	19	Elizabeth Arden Inc (a)	7,920	115
Global Cash Access Holdings Inc (a)	6,224	45	Revlon Inc (a)	518	6
Great Lakes Dredge & Dock Corp	12,795	77		$ 121
H&E Equipment Services Inc (a)	2,617	19
			Distribution & Wholesale - 0.55%
Heidrick & Struggles International Inc	874	20	Brightpoint Inc (a)	4,500	31
Hill International Inc (a)	1,869	8	Core-Mark Holding Co Inc (a)	862	24
Huron Consulting Group Inc (a)	805	16
			Houston Wire & Cable Co	400	4
ICF International Inc (a)	1,064	25
			Owens & Minor Inc	1,241	35
Kelly Services Inc (a)	1,212	18	Scansource Inc (a)	1,639	41
Kendle International Inc (a)	2,423	28	School Specialty Inc (a)	1,102	20
Korn/Ferry International (a)	2,675	37	United Stationers Inc (a)	5,747	313
Live Nation Entertainment Inc (a)	8,572	89	WESCO International Inc (a)	6,500	219
McGrath Rentcorp	863	20		$ 687
MoneyGram International Inc (a)	1,144	3
			Diversified Financial Services - 2.82%
Multi-Color Corp	920	9	BGC Partners Inc	35,600	182
Navigant Consulting Inc (a)	2,387	25
			Calamos Asset Management Inc	4,816	45
On Assignment Inc (a)	2,921	15
			California First National Bancorp	181	2
PHH Corp (a)	58,194	1,108
			CompuCredit Holdings Corp	7,385	29

Prospect Medical Holdings Inc (a)	489	3	Doral Financial Corp (a)	7,200	17

Providence Service Corp/The (a)	4,200	59	Encore Capital Group Inc (a)	6,203	128
Rent-A-Center Inc/TX (a)	32,409	657
			Epoch Holding Corp	168	2
RSC Holdings Inc (a)	2,646	16
			Evercore Partners Inc - Class A	87	2
SFN Group Inc (a)	3,062	17
			Federal Agricultural Mortgage Corp	920	13
Stewart Enterprises Inc	27,224	147	Financial Engines Inc (a)	2,500	34
Team Inc (a)	1,668	22
			GAMCO Investors Inc	2,374	88
TeleTech Holdings Inc (a)	10,600	137
			GFI Group Inc	27,000	151

TrueBlue Inc (a)	1,525	17	International Assets Holding Corp (a)	1,208	19

United Rentals Inc (a)	3,558	33	Investment Technology Group Inc (a)	9,475	152

Valassis Communications Inc (a)	2,300	73	KBW Inc (a)	1,094	24
Viad Corp	935	16	Knight Capital Group Inc (a)	20,062	277

Volt Information Sciences Inc (a)	87	1	LaBranche & Co Inc (a)	12,100	52
	$ 5,054		Marlin Business Services Corp (a)	2,405	29
Computers - 1.19%			MF Global Holdings Ltd (a)	4,631	27
Agilysys Inc	1,360	9	National Financial Partners Corp (a)	49,454	483
CACI International Inc (a)	1,754	75
			Nelnet Inc	19,267	371
Ciber Inc (a)	27,007	75	Ocwen Financial Corp (a)	20,273	207
DST Systems Inc	3,000	109	Oppenheimer Holdings Inc	2,453	58
Electronics for Imaging Inc (a)	2,549	25	optionsXpress Holdings Inc (a)	7,900	124
Hutchinson Technology Inc (a)	2,214	9	Penson Worldwide Inc (a)	10,800	61
Imation Corp (a)	9,413	87	Piper Jaffray Cos (a)	6,521	210
Insight Enterprises Inc (a)	18,810	247
			Sanders Morris Harris Group Inc	5,365	29
Integral Systems Inc/MD (a)	1,553	10	Stifel Financial Corp (a)	172	8
Mentor Graphics Corp (a)	3,251	29	Virtus Investment Partners Inc (a)	170	3
Mercury Computer Systems Inc (a)	7,446	87	World Acceptance Corp (a)	19,418	744
Netscout Systems Inc (a)	3,000	43
				$ 3,571
Quantum Corp (a)	36,712	69
Radisys Corp (a)	2,804	27	Electric - 3.36%
			Allete Inc	1,668	57
Rimage Corp (a)	853	13
			Avista Corp	17,235	336
SMART Modular Technologies WWH Inc (a)	42,214	247
			Black Hills Corp	2,430	69
SRA International Inc (a)	8,999	177
			Central Vermont Public Service Corp	3,945	78
SYKES Enterprises Inc (a)	2,243	32
			CH Energy Group Inc	811	32
Unisys Corp (a)	6,453	119
			Cleco Corp	11,313	299
(a)
Virtusa Corp	1,500	14	Dynegy Inc (a)	5,494	21
	$ 1,503		El Paso Electric Co (a)	27,187	526
Consumer Products - 1.04%			Empire District Electric Co/The	2,157	41
ACCO Brands Corp (a)	14,125	71
			IDACORP Inc	25,950	863
American Greetings Corp	18,810	353	MGE Energy Inc	4,485	162
Blyth Inc	374	13	NorthWestern Corp	2,445	64
Central Garden and Pet Co (a)	5,700	54
			Otter Tail Corp	1,814	35
Central Garden and Pet Co - A Shares (a)	20,804	187
			PNM Resources Inc	24,256	271
CSS Industries Inc	687	11	Portland General Electric Co	18,727	343
Ennis Inc	3,666	55	UIL Holdings Corp	5,442	136
Helen of Troy Ltd (a)	14,969	330
			Unisource Energy Corp	16,745	506
Jarden Corp	1,465	39

See accompanying notes.

96

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			Entertainment (continued)
Westar Energy Inc	17,600 $	380	Vail Resorts Inc (a)	1,927 $	67
	$ 4,219			$ 450
Electrical Components & Equipment - 0.91%			Environmental Control - 0.12%
Belden Inc	2,000	44	Darling International Inc (a)	1,984	15
Encore Wire Corp	935	17	EnergySolutions Inc	5,465	28
EnerSys (a)	24,129	516	Metalico Inc (a)	19,022	76
General Cable Corp (a)	2,300	61	Waste Services Inc (a)	3,268	38
GrafTech International Ltd (a)	22,200	324		$ 157
Insteel Industries Inc	1,582	19	Food - 1.98%
Littelfuse Inc (a)	2,588	82	American Italian Pasta Co (a)	5,950	314
Powell Industries Inc (a)	2,334	64	B&G Foods Inc	9,395	101
PowerSecure International Inc (a)	3,000	27	Cal-Maine Foods Inc	3,015	97
	$ 1,154		Chiquita Brands International Inc (a)	18,506	226
Electronics - 1.32%			Dole Food Co Inc (a)	14,327	149
Benchmark Electronics Inc (a)	12,609	200	Fresh Del Monte Produce Inc (a)	13,427	272
Brady Corp	3,020	75	Hain Celestial Group Inc (a)	2,186	44
Checkpoint Systems Inc (a)	5,668	98	J&J Snack Foods Corp	86	4
Cogent Inc (a)	2,387	22	John B. Sanfilippo & Son Inc (a)	747	11
Coherent Inc (a)	432	15	M&F Worldwide Corp (a)	5,332	144
CTS Corp	8,692	80	Nash Finch Co	2,949	101
Cymer Inc (a)	1,209	36	Pilgrim's Pride Corp (a)	2,588	17
Daktronics Inc	2,588	20	Ruddick Corp	1,295	40
DDi Corp	900	7	Sanderson Farms Inc	8,230	418
Electro Scientific Industries Inc (a)	1,417	19	Seaboard Corp	28	42
FEI Co (a)	6,497	128	Seneca Foods Corp (a)	720	23
ICx Technologies Inc (a)	1,006	7	Smart Balance Inc (a)	3,192	13
L-1 Identity Solutions Inc (a)	4,113	34	Spartan Stores Inc	17,379	238
LaBarge Inc (a)	272	3	TreeHouse Foods Inc (a)	3,957	181
Measurement Specialties Inc (a)	1,293	18	Weis Markets Inc	691	23
Methode Electronics Inc	1,468	14	Winn-Dixie Stores Inc (a)	2,786	27
Multi-Fineline Electronix Inc (a)	115	3		$ 2,485
Newport Corp (a)	2,177	20	Forest Products & Paper - 1.28%
OSI Systems Inc (a)	402	11	Boise Inc (a)	67,573	371
Park Electrochemical Corp	687	17	Buckeye Technologies Inc (a)	40,883	407
Rofin-Sinar Technologies Inc (a)	1,064	22	Cellu Tissue Holdings Inc (a)	1,973	15
Rogers Corp (a)	708	20	Clearwater Paper Corp (a)	288	16
Sanmina-SCI Corp (a)	4,600	63	Domtar Corp	3,400	167
Spectrum Control Inc (a)	5,048	71	KapStone Paper and Packaging Corp (a)	17,802	198
TTM Technologies Inc (a)	19,039	180	Neenah Paper Inc	6,891	126
Vishay Intertechnology Inc (a)	16,700	129	PH Glatfelter Co	13,391	145
Watts Water Technologies Inc	12,040	345	Potlatch Corp	1,153	41
X-Rite Inc (a)	2,448	9	Schweitzer-Mauduit International Inc	900	45
	$ 1,666		Wausau Paper Corp (a)	10,953	75
Energy - Alternate Sources - 0.02%				$ 1,606
Green Plains Renewable Energy Inc (a)	1,524	16	Gas - 2.34%
REX American Resources Corp (a)	644	10	Chesapeake Utilities Corp	2,117	66
	$ 26		Laclede Group Inc/The	1,124	37
Engineering & Contruction - 1.03%			New Jersey Resources Corp	14,064	495
Argan Inc (a)	604	6	Nicor Inc	8,377	339
Dycom Industries Inc (a)	2,316	20	Northwest Natural Gas Co	1,348	59
EMCOR Group Inc (a)	33,659	781	Piedmont Natural Gas Co Inc	4,861	123
Granite Construction Inc	1,869	44	South Jersey Industries Inc	5,648	243
Insituform Technologies Inc (a)	518	11	Southwest Gas Corp	24,677	728
Layne Christensen Co (a)	5,261	127	WGL Holdings Inc	25,091	854
MasTec Inc (a)	11,379	107		$ 2,944
Michael Baker Corp (a)	661	23	Hand & Machine Tools - 0.27%
Sterling Construction Co Inc (a)	6,224	81	Franklin Electric Co Inc	173	5
Tutor Perini Corp (a)	5,239	86	Regal-Beloit Corp	5,700	318
VSE Corp	201	6	Thermadyne Holdings Corp (a)	747	8
	$ 1,292			$ 331
Entertainment - 0.35%			Healthcare - Products - 1.11%
Ascent Media Corp (a)	715	18	Affymetrix Inc (a)	3,394	20
Bluegreen Corp (a)	1,351	4	Alphatec Holdings Inc (a)	1,064	5
Carmike Cinemas Inc (a)	431	3	Angiodynamics Inc (a)	1,594	23
Churchill Downs Inc	493	16	Cantel Medical Corp	7,208	120
Cinemark Holdings Inc	3,451	45	CardioNet Inc (a)	33,800	185
Isle of Capri Casinos Inc (a)	27,200	252	Conmed Corp (a)	5,258	98
Pinnacle Entertainment Inc (a)	3,049	29	CryoLife Inc (a)	2,445	13
Scientific Games Corp (a)	1,725	16	Cutera Inc (a)	8,000	74
			Cynosure Inc (a)	887	9

See accompanying notes.

97

Schedule of Investments SmallCap Value Account I June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Housewares (continued)
Exactech Inc (a)	258 $	4	Lifetime Brands Inc (a)	862 $	12
GenMark Diagnostics Inc (a)	7,700	34		$ 32
Greatbatch Inc (a)	12,909	288	Insurance - 6.03%
Hanger Orthopedic Group Inc (a)	1,191	21	Alterra Capital Holdings Ltd	15,425	289
HealthTronics Inc (a)	920	5	American Equity Investment Life Holding Co	70,575	728
ICU Medical Inc (a)	489	16	American Physicians Capital Inc	4,024	124
Invacare Corp	13,868	288	American Physicians Service Group Inc	577	14
Medical Action Industries Inc (a)	1,351	16	American Safety Insurance Holdings Ltd (a)	1,778	28
STERIS Corp	2,787	87	Amerisafe Inc (a)	19,856	348
Symmetry Medical Inc (a)	2,187	23	Amtrust Financial Services Inc	15,881	192
Syneron Medical Ltd (a)	1,438	15	Argo Group International Holdings Ltd	9,169	280
TomoTherapy Inc (a)	2,296	7	Aspen Insurance Holdings Ltd	14,050	348
Wright Medical Group Inc (a)	1,351	23	Assured Guaranty Ltd	20,900	277
Young Innovations Inc	345	10	Baldwin & Lyons Inc	743	16
	$ 1,384		Citizens Inc/TX (a)	3,451	23
Healthcare - Services - 2.56%			CNA Surety Corp (a)	1,094	18
Allied Healthcare International Inc (a)	3,320	8	CNO Financial Group Inc (a)	41,213	204
Amedisys Inc (a)	6,000	264	Delphi Financial Group Inc	31,405	766
American Dental Partners Inc (a)	1,409	17	Donegal Group Inc	1,045	13
AMERIGROUP Corp (a)	2,761	90	EMC Insurance Group Inc	438	10
Amsurg Corp (a)	5,587	100	Employers Holdings Inc	2,252	33
Assisted Living Concepts Inc (a)	591	17	Enstar Group Ltd (a)	373	25
Centene Corp (a)	5,691	122	FBL Financial Group Inc	834	18
Continucare Corp (a)	397	1	First American Financial Corp	6,011	76
Five Star Quality Care Inc (a)	2,991	9	First Mercury Financial Corp	1,351	14
Gentiva Health Services Inc (a)	10,079	272	Flagstone Reinsurance Holdings SA	11,192	122
Healthsouth Corp (a)	4,800	90	FPIC Insurance Group Inc (a)	3,049	78
Healthspring Inc (a)	33,363	518	Greenlight Capital Re Ltd (a)	1,681	42
Healthways Inc (a)	2,099	25	Hallmark Financial Services (a)	4,793	48
Kindred Healthcare Inc (a)	13,369	172	Harleysville Group Inc	792	25
Magellan Health Services Inc (a)	14,542	528	Horace Mann Educators Corp	10,754	165
Medcath Corp (a)	1,927	15	Infinity Property & Casualty Corp	822	38
Molina Healthcare Inc (a)	518	15	Maiden Holdings Ltd	2,978	20
National Healthcare Corp	546	19	Meadowbrook Insurance Group Inc	17,661	152
Nighthawk Radiology Holdings Inc (a)	4,700	12	MGIC Investment Corp (a)	22,629	156
NovaMed Inc (a)	1	—	Montpelier Re Holdings Ltd ADR	26,334	393
Odyssey HealthCare Inc (a)	3,373	90	National Interstate Corp	550	11
Psychiatric Solutions Inc (a)	835	27	National Western Life Insurance Co	136	21
RehabCare Group Inc (a)	4,993	109	Navigators Group Inc/The (a)	2,049	85
Res-Care Inc (a)	15,409	149	NYMAGIC Inc	1,838	35
Select Medical Holdings Corp (a)	3,077	21	Platinum Underwriters Holdings Ltd	22,961	833
Skilled Healthcare Group Inc (a)	10,700	72	PMA Capital Corp (a)	10,721	70
Sun Healthcare Group Inc (a)	2,553	21	PMI Group Inc/The (a)	41,551	120
Triple-S Management Corp (a)	10,434	194	Presidential Life Corp	1,895	17
US Physical Therapy Inc (a)	58	1	Primerica Inc (a)	4,167	90
WellCare Health Plans Inc (a)	10,388	246	ProAssurance Corp (a)	3,355	190
	$ 3,224		Protective Life Corp	8,800	188
Holding Companies - Diversified - 0.03%			Radian Group Inc	38,105	276
Compass Diversified Holdings	1,865	25	RLI Corp	1,121	59
Primoris Services Corp	1,697	11	Safety Insurance Group Inc	776	29
	$ 36		SeaBright Holdings Inc	1,956	18
Home Builders - 0.26%			Selective Insurance Group Inc	12,472	185
Beazer Homes USA Inc (a)	4,545	17	State Auto Financial Corp	1,301	20
Brookfield Homes Corp (a)	3,115	21	Symetra Financial Corp	4,600	55
Meritage Homes Corp (a)	1,599	26	Tower Group Inc	2,343	50
Ryland Group Inc	10,692	169	United Fire & Casualty Co	1,134	22
Standard Pacific Corp (a)	27,874	93	Unitrin Inc	3,700	95
			Universal American Corp/NY (a)	1,956	28
	$ 326
Home Furnishings - 0.31%			Universal Insurance Holdings Inc	1,639	7
Audiovox Corp (a)	1,532	11		$ 7,587
Furniture Brands International Inc (a)	4,084	21	Internet - 0.67%
			1-800-Flowers.com Inc (a)	2,069	4
Hooker Furniture Corp	2,764	29
			BroadSoft Inc (a)	10,100	86
Kimball International Inc	2,876	16
La-Z-Boy Inc (a)	37,362	278	Digital River Inc (a)	1,869	45
Sealy Corp (a)	3,420	9	Earthlink Inc	16,788	134
Select Comfort Corp (a)	776	7	Infospace Inc (a)	2,962	22
Universal Electronics Inc (a)	805	14	Internap Network Services Corp (a)	4,579	19
			Internet Brands Inc (a)	2,099	22
	$ 385
Housewares - 0.03%			Internet Capital Group Inc (a)	2,128	16
Libbey Inc (a)	1,524	20	j2 Global Communications Inc (a)	862	19
			ModusLink Global Solutions Inc (a)	11,340	69

See accompanying notes.

98

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Diversified (continued)
Online Resources Corp (a)	1,668 $	7	Twin Disc Inc	767 $	9
Perficient Inc (a)	691	6		$ 1,313
QuinStreet Inc (a)	1,300	15	Media - 1.34%
RealNetworks Inc (a)	4,487	15	AH Belo Corp (a)	6,097	40
S1 Corp (a)	3,250	19	Courier Corp	908	11
SonicWALL Inc (a)	3,600	42	Crown Media Holdings Inc (a)	2,200	4
SPS Commerce Inc (a)	1,600	19	Dex One Corp (a)	2,847	54
TechTarget Inc (a)	461	3	Dolan Co/The (a)	8,010	89
TeleCommunication Systems Inc (a)	6,831	28	Entercom Communications Corp (a)	10,273	90
TIBCO Software Inc (a)	4,400	53	EW Scripps Co (a)	2,713	20
United Online Inc	31,815	183	Journal Communications Inc (a)	27,124	108
ValueClick Inc (a)	1,697	18	LIN TV Corp (a)	16,902	92
VASCO Data Security International Inc (a)	572	4	LodgeNet Interactive Corp (a)	22,639	84
	$ 848		Media General Inc (a)	1,639	16
Investment Companies - 1.22%			Mediacom Communications Corp (a)	3,768	25
American Capital Ltd (a)	54,779	264	New York Times Co/The (a)	20,100	174
Apollo Investment Corp	11,908	111	Nexstar Broadcasting Group Inc (a)	805	3
Arlington Asset Investment Corp	632	12	Primedia Inc	22,300	65
BlackRock Kelso Capital Corp	8,564	84	Radio One Inc (a)	2,962	4
Fifth Street Finance Corp	5,790	64	Scholastic Corp	17,669	426
Gladstone Capital Corp	4,700	51	Sinclair Broadcast Group Inc (a)	45,830	267
Golub Capital BDC Inc	690	10	World Wrestling Entertainment Inc	7,738	121
Hercules Technology Growth Capital Inc	9,967	92		$ 1,693
Main Street Capital Corp	1,179	18	Metal Fabrication & Hardware - 0.72%
MCG Capital Corp	34,985	169	Ampco-Pittsburgh Corp	719	15
PennantPark Investment Corp	1,928	19	CIRCOR International Inc	3,557	91
Prospect Capital Corp	60,254	581	Haynes International Inc	743	23
Solar Capital Ltd	418	8	Ladish Co Inc (a)	934	21
TICC Capital Corp	6,442	54	Lawson Products Inc/DE	351	6
	$ 1,537		LB Foster Co (a)	633	16
Iron & Steel - 0.09%			Mueller Industries Inc	4,214	104
Metals USA Holdings Corp (a)	6,500	97	North American Galvanizing & Coating Inc (a)	632	5
Universal Stainless & Alloy (a)	619	10	Northwest Pipe Co (a)	862	16
	$ 107		Olympic Steel Inc	5,928	136
Leisure Products & Services - 0.05%			RTI International Metals Inc (a)	1,410	34
Arctic Cat Inc (a)	1,150	10	Worthington Industries Inc	34,894	449
Callaway Golf Co	3,320	20		$ 916
Life Time Fitness Inc (a)	432	14	Mining - 0.71%
Multimedia Games Inc (a)	1,762	8	Brush Engineered Materials Inc (a)	1,049	21
	$ 52		Century Aluminum Co (a)	3,423	30
Lodging - 0.11%			Coeur d'Alene Mines Corp (a)	10,301	163
Boyd Gaming Corp (a)	3,279	28	Compass Minerals International Inc	1,700	119
Gaylord Entertainment Co (a)	2,034	45	Hecla Mining Co (a)	16,845	88
Marcus Corp	1,927	18	Horsehead Holding Corp (a)	2,242	17
Monarch Casino & Resort Inc (a)	604	6	Kaiser Aluminum Corp	792	28
Orient-Express Hotels Ltd (a)	4,666	35	Royal Gold Inc	2,400	115
Red Lion Hotels Corp (a)	1,150	7	Stillwater Mining Co (a)	16,800	195
	$ 139		Thompson Creek Metals Co Inc (a)	6,702	58
			USEC Inc (a)	11,222	54
Machinery - Construction & Mining - 0.02%
Astec Industries Inc (a)	1,064	30		$ 888
			Miscellaneous Manufacturing - 1.69%
Machinery - Diversified - 1.05%			Acuity Brands Inc	6,300	229
Alamo Group Inc	687	15	American Railcar Industries Inc (a)	828	10
Albany International Corp	1,381	22	Ameron International Corp	466	28
Altra Holdings Inc (a)	5,800	75	AO Smith Corp	13,444	648
Applied Industrial Technologies Inc	19,450	492	Barnes Group Inc	15,276	250
Briggs & Stratton Corp	12,580	214	Brink's Co/The	719	14
Cascade Corp	1,189	42	Ceradyne Inc (a)	4,721	101
Chart Industries Inc (a)	7,983	125	CLARCOR Inc	317	11
Cognex Corp	777	14	EnPro Industries Inc (a)	13,148	370
Columbus McKinnon Corp/NY (a)	2,890	40	ESCO Technologies Inc	1,639	42
Gerber Scientific Inc (a)	2,387	13	Federal Signal Corp	3,336	20
Intermec Inc (a)	1,869	19	FreightCar America Inc	632	14
Kadant Inc (a)	863	15	GP Strategies Corp (a)	2,578	19
Manitowoc Co Inc/The	14,500	133	Griffon Corp (a)	10,677	119
NACCO Industries Inc	29	3	Hexcel Corp (a)	920	14
Robbins & Myers Inc	1,668	36	Koppers Holdings Inc	2,500	56
Tecumseh Products Co (a)	1,684	19	Lydall Inc (a)	1,610	12
Tennant Co	800	27	Myers Industries Inc	7,102	57
			Portec Rail Products Inc	500	6
			Standex International Corp	2,933	74

See accompanying notes.

99

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Pharmaceuticals - 1.25%
Tredegar Corp	1,410 $	23	Alkermes Inc (a)	3,653 $	46
Trimas Corp (a)	600	7	BioScrip Inc (a)	978	5
	$ 2,124		Cadence Pharmaceuticals Inc (a)	2,200	15
Office Furnishings - 0.11%			Caraco Pharmaceutical Laboratories Ltd (a)	625	3
Knoll Inc	8,000	106	Cypress Bioscience Inc (a)	37,792	87
Steelcase Inc	3,689	29	Hi-Tech Pharmacal Co Inc (a)	7,787	178
	$ 135		Impax Laboratories Inc (a)	632	12
Oil & Gas - 2.60%			Medicis Pharmaceutical Corp	3,681	81
Abraxas Petroleum Corp (a)	4,055	11	Nutraceutical International Corp (a)	4,806	73
ATP Oil & Gas Corp (a)	2,819	30	Par Pharmaceutical Cos Inc (a)	22,957	596
			Pharmasset Inc (a)	1,200	33
Berry Petroleum Co	9,021	232
Bill Barrett Corp (a)	2,905	89	PharMerica Corp (a)	18,250	268
BPZ Resources Inc (a)	3,969	16	Schiff Nutrition International Inc	939	7
Brigham Exploration Co (a)	6,400	98	Vanda Pharmaceuticals Inc (a)	15,900	105
Clayton Williams Energy Inc (a)	100	4	Viropharma Inc (a)	4,775	53
Contango Oil & Gas Co (a)	373	17	XenoPort Inc (a)	1,300	13
CVR Energy Inc (a)	37,676	284		$ 1,575
Energy Partners Ltd (a)	6,653	81	Pipelines - 0.02%
EXCO Resources Inc	18,300	267	Crosstex Energy Inc (a)	3,704	24
Georesources Inc (a)	1,236	17
Goodrich Petroleum Corp (a)	1,294	16	Publicly Traded Investment Fund - 0.04%
Gulfport Energy Corp (a)	53,800	638	Kayne Anderson Energy Development Co	2,926	44
Harvest Natural Resources Inc (a)	3,022	22
Hercules Offshore Inc (a)	5,269	13	Real Estate - 0.06%
Miller Petroleum Inc (a)	1,697	10	Forestar Group Inc (a)	1,836	33
Parker Drilling Co (a)	6,844	27	HFF Inc (a)	661	5
Penn Virginia Corp	2,446	49	Hilltop Holdings Inc (a)	2,040	20
Petroleum Development Corp (a)	1,129	29	Retail Opportunity Investments Corp	2,243	22
Petroquest Energy Inc (a)	43,962	297		$ 80
Pioneer Drilling Co (a)	2,905	16	REITS - 11.84%
Resolute Energy Corp (a)	1,840	23	Acadia Realty Trust	4,384	73
Rex Energy Corp (a)	1,438	15	Agree Realty Corp	767	18
Rosetta Resources Inc (a)	8,995	179	American Campus Communities Inc	6,050	165
Stone Energy Corp (a)	29,699	332	American Capital Agency Corp	7,854	207
Swift Energy Co (a)	8,987	242	Anworth Mortgage Asset Corp	61,357	437
Vaalco Energy Inc (a)	26,900	150	Ashford Hospitality Trust Inc (a)	52,141	382
W&T Offshore Inc	2,071	20	Associated Estates Realty Corp	5,834	76
Warren Resources Inc (a)	5,638	16	BioMed Realty Trust Inc	34,897	561
Western Refining Inc (a)	7,000	35	Brandywine Realty Trust	22,100	238
	$ 3,275		CapLease Inc	15,539	71
Oil & Gas Services - 1.70%			Capstead Mortgage Corp	3,558	39
Allis-Chalmers Energy Inc (a)	3,395	7	CBL & Associates Properties Inc	40,272	501
Boots & Coots Inc (a)	720	2	Cedar Shopping Centers Inc	3,394	20
Cal Dive International Inc (a)	87,054	509	Chatham Lodging Trust (a)	805	14
Complete Production Services Inc (a)	13,018	186	Cogdell Spencer Inc	2,301	16
Global Geophysical Services Inc (a)	6,800	47	Colonial Properties Trust	14,889	216
Global Industries Ltd (a)	21,378	96	Corporate Office Properties Trust SBI MD	5,100	193
Gulf Island Fabrication Inc	1,351	21	Cousins Properties Inc	4,803	32
Helix Energy Solutions Group Inc (a)	6,616	71	DCT Industrial Trust Inc	46,516	210
Hornbeck Offshore Services Inc (a)	1,358	20	Developers Diversified Realty Corp	9,500	94
ION Geophysical Corp (a)	40,200	140	DiamondRock Hospitality Co	26,651	219
Key Energy Services Inc (a)	6,329	58	Douglas Emmett Inc	2,500	35
Lufkin Industries Inc	2,800	109	DuPont Fabros Technology Inc	1,380	34
Matrix Service Co (a)	19,099	178	EastGroup Properties Inc	4,205	150
Natural Gas Services Group Inc (a)	990	15	Education Realty Trust Inc	12,176	73
Newpark Resources Inc (a)	14,115	86	Entertainment Properties Trust	14,101	537
OYO Geospace Corp (a)	29	2	Equity Lifestyle Properties Inc	6,701	323
RPC Inc	3,762	51	Equity One Inc	2,102	33
Superior Well Services Inc (a)	1,208	20	Excel Trust Inc (a)	1,409	17
T-3 Energy Services Inc (a)	3,544	99	Extra Space Storage Inc	11,207	156
Tesco Corp (a)	1,610	20	FelCor Lodging Trust Inc (a)	16,200	81
Tetra Technologies Inc (a)	42,257	384	First Industrial Realty Trust Inc (a)	98,240	473
Willbros Group Inc (a)	2,502	18	First Potomac Realty Trust	10,460	150
	$ 2,139		Franklin Street Properties Corp	4,286	51
Packaging & Containers - 0.78%			Getty Realty Corp	1,093	24
Graham Packaging Co Inc (a)	9,000	108	Gladstone Commercial Corp	764	13
Graphic Packaging Holding Co (a)	6,893	22	Glimcher Realty Trust	30,986	185
Rock-Tenn Co	11,368	564	Government Properties Income Trust	1,323	34
Silgan Holdings Inc	10,067	286	Hatteras Financial Corp	1,865	52
	$ 980		Healthcare Realty Trust Inc	3,854	85
			Hersha Hospitality Trust	35,996	163

See accompanying notes.

100

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Highwoods Properties Inc	6,158 $	171	Gaiam Inc	1,451 $	9
Home Properties Inc	3,240	146	Genesco Inc (a)	4,922	129
HRPT Properties Trust	34,800	216	Group 1 Automotive Inc (a)	1,151	27
Inland Real Estate Corp	13,431	107	Gymboree Corp (a)	2,300	98
Invesco Mortgage Capital Inc	6,780	136	Haverty Furniture Cos Inc	6,898	85
Investors Real Estate Trust	4,027	36	Jo-Ann Stores Inc (a)	8,300	311
iStar Financial Inc (a)	7,134	32	JOS A Bank Clothiers Inc (a)	4,700	254
Kilroy Realty Corp	3,365	100	Kenneth Cole Productions Inc (a)	678	8
LaSalle Hotel Properties	28,339	583	Lithia Motors Inc	16,300	101
Lexington Realty Trust	110,193	662	MarineMax Inc (a)	15,271	106
LTC Properties Inc	10,039	243	McCormick & Schmick's Seafood Restaurants Inc	835	6
Medical Properties Trust Inc	30,031	284	(a)
MFA Mortgage Investments Inc	67,723	501	Men's Wearhouse Inc	3,192	59
Mid-America Apartment Communities Inc	4,220	217	O'Charleys Inc (a)	4,872	25
Mission West Properties Inc	1,598	11	OfficeMax Inc (a)	3,279	43
Monmouth Real Estate Investment Corp	2,367	18	Pantry Inc/The (a)	1,121	16
MPG Office Trust Inc (a)	22,900	67	Papa John's International Inc (a)	354	8
National Health Investors Inc	3,763	145	PC Connection Inc (a)	877	5
National Retail Properties Inc	36,402	781	Penske Automotive Group Inc (a)	1,467	17
Omega Healthcare Investors Inc	27,559	549	PEP Boys-Manny Moe & Jack	3,192	28
One Liberty Properties Inc	805	12	Red Robin Gourmet Burgers Inc (a)	1,064	18
Parkway Properties Inc/Md	22,193	323	Regis Corp	3,350	52
Pebblebrook Hotel Trust (a)	887	17	Rite Aid Corp (a)	27,557	27
Pennsylvania Real Estate Investment Trust	34,362	420	Ruby Tuesday Inc (a)	25,826	220
Post Properties Inc	3,020	69	Rush Enterprises Inc - Class A (a)	4,356	58
PS Business Parks Inc	7,320	408	Ruth's Hospitality Group Inc (a)	5,942	25
Ramco-Gershenson Properties Trust	11,642	117	Saks Inc (a)	29,689	225
Redwood Trust Inc	19,970	292	Sally Beauty Holdings Inc (a)	835	7
Resource Capital Corp	11,800	67	Shoe Carnival Inc (a)	792	16
Saul Centers Inc	2,917	119	Sonic Automotive Inc (a)	26,666	228
Senior Housing Properties Trust	21,600	434	Sport Supply Group Inc	2,704	36
Sovran Self Storage Inc	1,725	59	Stage Stores Inc	10,469	112
Starwood Property Trust Inc	2,560	44	Stein Mart Inc (a)	9,724	61
Strategic Hotels & Resorts Inc (a)	54,766	241	Steinway Musical Instruments Inc (a)	601	11
Sun Communities Inc	6,779	176	Systemax Inc	173	3
Sunstone Hotel Investors Inc (a)	20,771	206	Talbots Inc (a)	834	9
Tanger Factory Outlet Centers	1,064	44	Tuesday Morning Corp (a)	2,667	11
Urstadt Biddle Properties Inc	5,119	83	West Marine Inc (a)	1,276	14
U-Store-It Trust	24,810	185	Wet Seal Inc/The (a)	2,588	10
Walter Investment Management Corp	1,380	23	World Fuel Services Corp	10,038	260
Washington Real Estate Investment Trust	2,820	78		$ 6,203
	$ 14,873		Savings & Loans - 1.49%
Retail - 4.96%			Astoria Financial Corp	5,350	74
99 Cents Only Stores (a)	494	7	B of I Holding Inc (a)	661	9
AFC Enterprises Inc (a)	432	4	BankFinancial Corp	1,929	16
America's Car-Mart Inc (a)	354	8	Beneficial Mutual Bancorp Inc (a)	1,926	19
Barnes & Noble Inc	2,358	30	Berkshire Hills Bancorp Inc	2,100	41
Biglari Holdings Inc (a)	86	25	Brookline Bancorp Inc	24,553	217
Bob Evans Farms Inc	5,020	124	Danvers Bancorp Inc	1,151	17
Bon-Ton Stores Inc/The (a)	5,319	52	Dime Community Bancshares	12,557	155
Books-A-Million Inc	597	4	ESB Financial Corp	816	11
Brown Shoe Co Inc	7,245	110	ESSA Bancorp Inc	1,377	17
Buckle Inc/The	189	6	First Niagara Financial Group Inc	19,946	250
Build-A-Bear Workshop Inc (a)	1,639	11	Flushing Financial Corp	5,487	67
Cabela's Inc (a)	15,272	216	Fox Chase Bancorp Inc (a)	553	5
Casey's General Stores Inc	1,927	67	Heritage Financial Group	144	2
Cash America International Inc	20,709	710	Home Bancorp Inc (a)	790	10
Cato Corp/The	4,600	101	Investors Bancorp Inc (a)	2,215	29
CEC Entertainment Inc (a)	2,700	95	K-Fed Bancorp	373	3
Charming Shoppes Inc (a)	6,431	24	Meridian Interstate Bancorp Inc (a)	880	10
Childrens Place Retail Stores Inc/The (a)	258	11	NASB Financial Inc	324	5
Christopher & Banks Corp	1,495	9	NewAlliance Bancshares Inc	21,030	236
Collective Brands Inc (a)	8,437	134	Northwest Bancshares Inc	17,246	198
Cracker Barrel Old Country Store Inc	173	8	OceanFirst Financial Corp	3,484	42
Dillard's Inc	36,891	793	Provident Financial Services Inc	23,810	278
Domino's Pizza Inc (a)	26,110	295	Provident New York Bancorp	2,387	21
Dress Barn Inc (a)	346	8	Roma Financial Corp	776	8
DSW Inc (a)	10,300	231	United Financial Bancorp Inc	1,582	22
Ezcorp Inc (a)	316	6	WSFS Financial Corp	3,161	114
Finish Line Inc/The	25,157	350		$ 1,876
Fred's Inc	2,387	26

See accompanying notes.

101

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors - 2.42%			Telecommunications (continued)
Actel Corp (a)	863 $	11	Anixter International Inc (a)	863 $	37
Alpha & Omega Semiconductor Ltd (a)	4,131	57	Arris Group Inc (a)	46,155	470
Amkor Technology Inc (a)	11,900	66	Atlantic Tele-Network Inc	58	2
ATMI Inc (a)	1,812	26	Aviat Networks Inc (a)	5,395	20
AXT Inc (a)	1,725	8	Black Box Corp	4,406	123
Cabot Microelectronics Corp (a)	1,122	39	Calix Inc (a)	800	8
Ceva Inc (a)	256	3	Cincinnati Bell Inc (a)	8,573	26
Cohu Inc	1,812	22	Comtech Telecommunications Corp (a)	1,093	33
Cypress Semiconductor Corp (a)	2,800	28	Consolidated Communications Holdings Inc	25,147	427
DSP Group Inc (a)	7,166	46	CPI International Inc (a)	3,784	59
Emulex Corp (a)	4,947	45	EchoStar Holding Corp (a)	7,700	147
Entegris Inc (a)	26,734	106	EMS Technologies Inc (a)	1,380	21
Fairchild Semiconductor International Inc (a)	24,900	210	Extreme Networks (a)	6,156	16
Formfactor Inc (a)	2,675	29	General Communication Inc (a)	2,819	21
GSI Technology Inc (a)	518	3	Global Crossing Ltd (a)	1,121	12
Integrated Device Technology Inc (a)	3,825	19	Globecomm Systems Inc (a)	1,873	16
Integrated Silicon Solution Inc (a)	29,200	220	Harmonic Inc (a)	4,688	26
IXYS Corp (a)	5,734	50	Hughes Communications Inc (a)	316	8
Kopin Corp (a)	3,912	13	IDT Corp - Class B (a)	1,323	17
Lattice Semiconductor Corp (a)	21,000	91	InterDigital Inc (a)	10,300	254
MaxLinear Inc (a)	2,500	35	Iridium Communications Inc (a)	2,013	20
Microsemi Corp (a)	3,135	46	Knology Inc (a)	258	3
MKS Instruments Inc (a)	16,784	314	Meru Networks Inc (a)	5,400	64
Omnivision Technologies Inc (a)	748	16	Neutral Tandem Inc (a)	6,000	67
Pericom Semiconductor Corp (a)	2,286	22	Novatel Wireless Inc (a)	2,646	15
Photronics Inc (a)	25,700	117	Oplink Communications Inc (a)	7,008	100
PMC - Sierra Inc (a)	17,400	131	PAETEC Holding Corp (a)	3,768	13
Richardson Electronics Ltd/United States	978	9	Plantronics Inc	14,100	404
Semtech Corp (a)	3,900	64	Polycom Inc (a)	1,100	33
Sigma Designs Inc (a)	35,902	359	Powerwave Technologies Inc (a)	11,949	18
Skyworks Solutions Inc (a)	30,100	505	Premiere Global Services Inc (a)	37,139	236
Standard Microsystems Corp (a)	946	22	RF Micro Devices Inc (a)	7,100	28
Tessera Technologies Inc (a)	1,294	21	Sonus Networks Inc (a)	3,452	9
TriQuint Semiconductor Inc (a)	25,300	155	Sycamore Networks Inc	991	16
Ultratech Inc (a)	431	7	Symmetricom Inc (a)	7,943	40
Veeco Instruments Inc (a)	3,100	106	Syniverse Holdings Inc (a)	3,200	65
Zoran Corp (a)	2,819	27	Tekelec (a)	9,724	129
	$ 3,048		Tessco Technologies Inc	201	3
Software - 1.97%			USA Mobility Inc	891	11
Aspen Technology Inc (a)	12,500	136	Viasat Inc (a)	1,121	37
Avid Technology Inc (a)	1,553	20		$ 3,103
CDC Corp (a)	9,291	19	Textiles - 0.12%
CSG Systems International Inc (a)	15,959	293	G&K Services Inc	1,104	23
Deltek Inc (a)	69	1	Unifirst Corp/MA	2,962	130
Digi International Inc (a)	1,984	16		$ 153
Double-Take Software Inc (a)	1,984	21	Toys, Games & Hobbies - 0.33%
DynaVox Inc (a)	4,300	69	Jakks Pacific Inc (a)	22,726	327
Epicor Software Corp (a)	1,784	14	Leapfrog Enterprises Inc (a)	518	2
EPIQ Systems Inc	1,927	25	RC2 Corp (a)	5,276	85
Fair Isaac Corp	2,840	62		$ 414
JDA Software Group Inc (a)	30,041	661
			Transportation - 1.96%
Mantech International Corp (a)	1,473	63	Air Transport Services Group Inc (a)	24,336	116
Omnicell Inc (a)	7,700	90
			Arkansas Best Corp	1,294	27
Progress Software Corp (a)	3,200	96	Atlas Air Worldwide Holdings Inc (a)	10,182	484
Quest Software Inc (a)	4,018	72	Bristow Group Inc (a)	2,272	67
Schawk Inc	144	2	DHT Holdings Inc	9,896	38
Seachange International Inc (a)	1,360	11	Dynamex Inc (a)	272	3
Smith Micro Software Inc (a)	600	6	Eagle Bulk Shipping Inc (a)	3,336	14
SS&C Technologies Holdings Inc (a)	1,400	22	Excel Maritime Carriers Ltd (a)	35,568	182
SYNNEX Corp (a)	8,780	225	Genco Shipping & Trading Ltd (a)	1,516	23
Take-Two Interactive Software Inc (a)	27,903	251
			General Maritime Corp	2,868	17
THQ Inc (a)	3,998	17
			Golar LNG Ltd	2,157	21
VeriFone Systems Inc (a)	15,200	288	Gulfmark Offshore Inc (a)	14,367	378
	$ 2,480		Heartland Express Inc	6,000	87
Storage & Warehousing - 0.03%			Horizon Lines Inc	33,631	143
Mobile Mini Inc (a)	1,956	32	Knight Transportation Inc	1,200	24
			Knightsbridge Tankers Ltd	5,621	99
Telecommunications - 2.46%			Marten Transport Ltd (a)	3,900	81
ADC Telecommunications Inc (a)	1,324	10	Nordic American Tanker Shipping Ltd	4,402	123
ADPT Corp (a)	7,267	21	Overseas Shipholding Group Inc	1,380	51
Anaren Inc (a)	1,236	18	Pacer International Inc (a)	14,900	104

See accompanying notes.

102

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Sector	Percent
COMMON STOCKS (continued)	Shares Held Value (000's)
			Financial	37.46%
Transportation (continued)
PHI Inc (a)	1,236 $	17	Consumer, Non-cyclical	13.37%
			Industrial	12.16%
Ship Finance International Ltd	12,219	218
TBS International PLC (a)	10,800	66	Consumer, Cyclical	10.75%
			Utilities	5.91%
Teekay Tankers Ltd	1,438	16
Universal Truckload Services Inc (a)	546	8	Technology	5.58%
			Communications	4.48%
Werner Enterprises Inc	1,957	43
			Energy	4.43%
		$ 2,450	Basic Materials	4.30%
Trucking & Leasing - 0.15%			Exchange Traded Funds	0.04%
Aircastle Ltd	15,235	119	Diversified	0.03%
Amerco Inc (a)	523	29
Greenbrier Cos Inc (a)	1,783	20	Other Assets in Excess of Liabilities, Net	1.49%
			TOTAL NET ASSETS	100.00%
TAL International Group Inc	839	19
		$ 187
			Other Assets Summary (unaudited)
Water - 0.21%
American States Water Co	2,835	94	Asset Type	Percent
California Water Service Group	3,464	124	Futures	4.55%
Pico Holdings Inc (a)	1,208	36
SJW Corp	650	15
		$ 269
TOTAL COMMON STOCKS		$ 119,164
	Maturity
	Amount
REPURCHASE AGREEMENTS - 3.71%	(000's)	Value (000's)
Banks - 3.71%
Investment in Joint Trading Account; Bank of	$ 1,796	$ 1,796
America Repurchase Agreement; 0.02%
dated 06/30/10 maturing 07/01/10
(collateralized by Sovereign Agency Issues
and US Treasury Note; $1,832,276; 0.00% -
4.75%; dated 05/15/14 - 07/15/17)
Investment in Joint Trading Account; Credit Suisse	753	752
Repurchase Agreement; 0.01% dated
06/30/10 maturing 07/01/10 (collateralized by
US Treasury Note; $767,673; 1.38%; dated
01/15/13)
Investment in Joint Trading Account; Deutsche	444	444
Bank Repurchase Agreement; 0.03% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $452,637; 4.13% -
4.50%; dated 01/15/13 - 09/27/13)
Investment in Joint Trading Account; Morgan	1,676	1,676
Stanley Repurchase Agreement; 0.02% dated
06/30/10 maturing 07/01/10 (collateralized by
Sovereign Agency Issues; $1,709,159; 0.00%
- 2.50%; dated 07/12/10 - 04/29/14)
		$ 4,668
TOTAL REPURCHASE AGREEMENTS		$ 4,668
Total Investments		$ 123,832
Other Assets in Excess of Liabilities, Net -
1.49%		$ 1,867
TOTAL NET ASSETS - 100.00%		$ 125,699

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 13,039
Unrealized Depreciation	(19,082)
Net Unrealized Appreciation (Depreciation)	$ (6,043)
Cost for federal income tax purposes	$ 129,875
All dollar amounts are shown in thousands (000's)

See accompanying notes.

103

Schedule of Investments
SmallCap Value Account I
June 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2010	Long	94	$5,838	$ 5,713	$ (125)
					$ (125)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

104

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Diversified International Account
Class 1 shares
Net Asset Value, Beginning of Period	$11.24	$9.25	$21.67	$20.64	$16.83	$13.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.12	0.18	0.31	0.30	0.25	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(1.44)	2.28	(8.44)	2.96	4.31	3.05
Total From Investment Operations	(1.32)	2.46	(8.13)	3.26	4.56	3.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.47)	(0.30)	(0.21)	(0.23)	(0.15)
Distributions from Realized Gains	–	–	(3.99)	(2.02)	(0.52)	–
Total Dividends and Distributions	(0.01)	(0.47)	(4.29)	(2.23)	(0.75)	(0.15)
Net Asset Value, End of Period	$9.91	$11.24	$9.25	$21.67	$20.64	$16.83

Total Return(c)	(11.74)%(d)	27.30%	(46.22)%	16.09%	27.96%	23.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$348,377	$364,176	$286,421	$576,345	$409,020	$293,647
Ratio of Expenses to Average Net Assets	0.89%(e)	0.91%	0.92%(f)	0.90%(f)	0.91%	0.97%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.97%(g)
Ratio of Net Investment Income to Average Net Assets	2.28%(e)	1.85%	2.07%	1.41%	1.34%	1.27%
Portfolio Turnover Rate	112.9%(e)	105.5%	100.4%	113.8%(h)	107.0%	121.2%

	2010(a)	2009	2008	2007(i)
Diversified International Account
Class 2 shares
Net Asset Value, Beginning of Period	$11.32	$9.27	$21.71	$20.27
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.11	0.15	0.31	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(1.45)	2.29	(8.51)	3.38
Total From Investment Operations	(1.34)	2.44	(8.20)	3.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.39)	(0.25)	(0.15)
Distributions from Realized Gains	–	–	(3.99)	(2.02)
Total Dividends and Distributions	(0.01)	(0.39)	(4.24)	(2.17)
Net Asset Value, End of Period	$9.97	$11.32	$9.27	$21.71

Total Return(c)	(11.85)%(d)	26.84%	(46.37)%	18.09%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,008	$2,427	$2,338	$8,072
Ratio of Expenses to Average Net Assets	1.14%(e)	1.16%	1.17%(f)	1.15%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1.95%(e)	1.59%	1.91%	1.09%(e)
Portfolio Turnover Rate	112.9%(e)	105.5%	100.4%	113.8%(e),(h)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Expense ratio without reimbursement from custodian.

(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.

(i) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

105

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Equity Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$13.15	$11.60	$19.32	$19.39	$17.64	$16.26
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.21	0.39	0.44	0.40	0.32	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	1.84	(6.53)	0.66	2.71	1.26
Total From Investment Operations	(0.42)	2.23	(6.09)	1.06	3.03	1.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.68)	(0.41)	(0.20)	(0.33)	(0.28)
Distributions from Realized Gains	–	–	(1.22)	(0.93)	(0.95)	–
Total Dividends and Distributions	(0.10)	(0.68)	(1.63)	(1.13)	(1.28)	(0.28)
Net Asset Value, End of Period	$12.63	$13.15	$11.60	$19.32	$19.39	$17.64

Total Return(c)	(3.22)%(d)	20.00%	(33.94)%	5.24%	18.17%	10.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$417,448	$392,951	$304,321	$513,914	$296,113	$237,482
Ratio of Expenses to Average Net Assets	0.52%(e)	0.54%	0.51%(f)	0.49%(f)	0.66%	0.66%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.66%(g)	0.66%(g)
Ratio of Net Investment Income to Average Net Assets	3.20%(e)	3.33%	2.86%	2.01%	1.74%	2.40%
Portfolio Turnover Rate	24.5%(e)	44.0%	86.8%	84.0%(h)	87.0%	46.0%

	2010(a)	2009	2008	2007	2006	2005
Equity Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$13.10	$11.50	$19.17	$19.24	$17.53	$16.18
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.19	0.35	0.40	0.34	0.27	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	1.85	(6.49)	0.67	2.69	1.24
Total From Investment Operations	(0.44)	2.20	(6.09)	1.01	2.96	1.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.60)	(0.36)	(0.15)	(0.30)	(0.25)
Distributions from Realized Gains	–	–	(1.22)	(0.93)	(0.95)	–
Total Dividends and Distributions	(0.10)	(0.60)	(1.58)	(1.08)	(1.25)	(0.25)
Net Asset Value, End of Period	$12.56	$13.10	$11.50	$19.17	$19.24	$17.53

Total Return(c)	(3.40)%(d)	19.76%	(34.12)%	5.00%	17.86%	9.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,862	$30,836	$34,738	$76,666	$70,163	$41,976
Ratio of Expenses to Average Net Assets	0.77%(e)	0.79%	0.76%(f)	0.74%(f)	0.91%	0.91%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.91%(g)	0.91%(g)
Ratio of Net Investment Income to Average Net Assets	2.92%(e)	3.08%	2.57%	1.74%	1.49%	2.15%
Portfolio Turnover Rate	24.5%(e)	44.0%	86.8%	84.0%(h)	87.0%	46.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Expense ratio without reimbursement from custodian.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.

See accompanying notes.

106

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.97	$9.36	$10.46	$10.55	$10.69	$11.08
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.30	0.62	0.59	0.60	0.61	0.60
Net Realized and Unrealized Gain (Loss) on Investments	0.22	1.03	(0.93)	0.01	(0.13)	(0.34)
Total From Investment Operations	0.52	1.65	(0.34)	0.61	0.48	0.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(1.03)	(0.75)	(0.68)	(0.61)	(0.65)
Distributions from Realized Gains	–	(0.01)	(0.01)	(0.02)	(0.01)	–
Total Dividends and Distributions	(0.12)	(1.04)	(0.76)	(0.70)	(0.62)	(0.65)
Net Asset Value, End of Period	$10.37	$9.97	$9.36	$10.46	$10.55	$10.69

Total Return(c)	5.20%(d)	18.37%	(3.47)%	5.90%	4.90%	2.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$205,447	$196,424	$120,854	$170,478	$182,728	$185,140
Ratio of Expenses to Average Net Assets	0.50%(e)	0.51%	0.51%(f)	0.50%(f)	0.54%	0.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.54%(g)	0.54%(g)
Ratio of Net Investment Income to Average Net Assets	6.01%(e)	6.33%	5.93%	5.76%	5.79%	5.50%
Portfolio Turnover Rate	20.1%(e)	23.6%	13.9%	9.1%	24.0%	13.0%

	2010(a)	2009	2008	2007	2006	2005
Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$9.95	$9.30	$10.40	$10.49	$10.62	$11.01
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.29	0.59	0.56	0.59	0.58	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.20	1.04	(0.92)	(0.01)	(0.12)	(0.34)
Total From Investment Operations	0.49	1.63	(0.36)	0.58	0.46	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.97)	(0.73)	(0.65)	(0.58)	(0.62)
Distributions from Realized Gains	–	(0.01)	(0.01)	(0.02)	(0.01)	–
Total Dividends and Distributions	(0.11)	(0.98)	(0.74)	(0.67)	(0.59)	(0.62)
Net Asset Value, End of Period	$10.33	$9.95	$9.30	$10.40	$10.49	$10.62

Total Return(c)	4.99%(d)	18.17%	(3.75)%	5.77%	4.59%	2.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,495	$6,260	$7,912	$13,390	$16,474	$20,374
Ratio of Expenses to Average Net Assets	0.75%(e)	0.76%	0.76%(f)	0.75%(f)	0.79%	0.79%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.79%(g)	0.79%(g)
Ratio of Net Investment Income to Average Net Assets	5.76%(e)	6.11%	5.66%	5.68%	5.54%	5.25%
Portfolio Turnover Rate	20.1%(e)	23.6%	13.9%	9.1%	24.0%	13.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

107

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LargeCap Blend Account II
Class 1 shares
Net Asset Value, Beginning of Period	$6.21	$4.88	$12.59	$12.46	$11.19	$10.73
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.03	0.08	0.10	0.12	0.13	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)	1.35	(3.07)	0.55	1.56	0.40
Total From Investment Operations	(0.46)	1.43	(2.97)	0.67	1.69	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.10)	(0.15)	(0.09)	(0.08)	–
Distributions from Realized Gains	–	–	(4.59)	(0.45)	(0.34)	(0.04)
Total Dividends and Distributions	(0.09)	(0.10)	(4.74)	(0.54)	(0.42)	(0.04)
Net Asset Value, End of Period	$5.66	$6.21	$4.88	$12.59	$12.46	$11.19

Total Return(c)	(7.53)%(d)	29.67%	(36.41)%	5.21%	15.72%	4.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$161,287	$183,485	$159,837	$271,426	$202,369	$135,072
Ratio of Expenses to Average Net Assets	0.75%(e),(f)	0.75%(f)	0.77%(f)	0.74%(f)	0.76%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.11%(e)	1.51%	1.30%	0.96%	1.09%	0.96%
Portfolio Turnover Rate	35.0%(e)	79.0%	62.7%	80.0%(g)	50.7%	44.1%

	2010(a)	2009	2008	2007(h)
LargeCap Blend Account II
Class 2 shares
Net Asset Value, Beginning of Period	$6.24	$4.89	$12.59	$12.42
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.03	0.07	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	1.35	(3.07)	0.59
Total From Investment Operations	(0.48)	1.42	(2.99)	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.07)	(0.12)	(0.06)
Distributions from Realized Gains	–	–	(4.59)	(0.45)
Total Dividends and Distributions	(0.07)	(0.07)	(4.71)	(0.51)
Net Asset Value, End of Period	$5.69	$6.24	$4.89	$12.59

Total Return(c)	(7.73)%(d)	29.28%	(36.50)%	5.28%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$741	$832	$875	$2,727
Ratio of Expenses to Average Net Assets	1.00%(e),(f)	1.00%(f)	1.02%(f)	0.99%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.86%(e)	1.27%	1.00%	0.69%(e)
Portfolio Turnover Rate	35.0%(e)	79.0%	62.7%	80.0%(e),(g)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.

(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

108

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
LargeCap Growth Account
Class 1 shares
Net Asset Value, Beginning of Period	$12.78	$10.14	$17.92	$14.57	$13.29	$11.94
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0.07	0.05	0.09	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.85)	2.72	(7.78)	3.33	1.23	1.40
Total From Investment Operations	(0.85)	2.72	(7.71)	3.38	1.32	1.43
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.08)	(0.07)	(0.03)	(0.04)	(0.08)
Total Dividends and Distributions	–	(0.08)	(0.07)	(0.03)	(0.04)	(0.08)
Net Asset Value, End of Period	$11.93	$12.78	$10.14	$17.92	$14.57	$13.29

Total Return(c)	(6.65)%(d)	27.01%	(43.16)%	23.20%	9.92%	12.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$171,693	$241,670	$173,642	$395,726	$128,867	$124,254
Ratio of Expenses to Average Net Assets	0.68%(e)	0.69%	0.69%(f)	0.68%(f)	0.61%	0.62%
Ratio of Net Investment Income to Average Net Assets	(0.04)%(e)	0.01%	0.50%	0.34%	0.63%	0.26%
Portfolio Turnover Rate	48.4%(e)	89.5%	87.6%	105.4%(g)	99.3%	78.3%

	2010(a)	2009	2008	2007(h)
LargeCap Growth Account
Class 2 shares
Net Asset Value, Beginning of Period	$12.80	$10.13	$17.90	$14.63
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0.02)	(0.03)	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.85)	2.74	(7.78)	3.26
Total From Investment Operations	(0.87)	2.71	(7.74)	3.27
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.04)	(0.03)	–
Total Dividends and Distributions	–	(0.04)	(0.03)	–
Net Asset Value, End of Period	$11.93	$12.80	$10.13	$17.90

Total Return(c)	(6.80)%(d)	26.80%	(43.30)%	22.35%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$542	$635	$538	$1,372
Ratio of Expenses to Average Net Assets	0.93%(e)	0.94%	0.94%(f)	0.93%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.28)%(e)	(0.24)%	0.24%	0.09%(e)
Portfolio Turnover Rate	48.4%(e)	89.5%	87.6%	105.4%(e),(g)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.

(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

109

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
MidCap Blend Account
Class 1 shares
Net Asset Value, Beginning of Period	$31.25	$24.93	$42.05	$42.26	$42.54	$39.63
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.08	0.21	0.18	0.21	0.27	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.52	7.83	(12.82)	3.96	5.11	3.12
Total From Investment Operations	0.60	8.04	(12.64)	4.17	5.38	3.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.37)	(0.24)	(0.23)	(0.28)	(0.46)	–
Distributions from Realized Gains	–	(1.48)	(4.25)	(4.10)	(5.20)	(0.66)
Total Dividends and Distributions	(0.37)	(1.72)	(4.48)	(4.38)	(5.66)	(0.66)
Net Asset Value, End of Period	$31.48	$31.25	$24.93	$42.05	$42.26	$42.54

Total Return(c)	1.86%(d)	33.76%	(33.92)%	9.45%	14.23%	9.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$347,925	$379,151	$269,185	$472,587	$457,649	$420,812
Ratio of Expenses to Average Net Assets	0.58%(e)	0.61%	0.58%	0.56%	0.57%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.47%(e)	0.79%	0.50%	0.49%	0.68%	1.13%
Portfolio Turnover Rate	21.1%(e)	25.4%	19.6%	28.0%	40.8%	49.9%

	2010(a)	2009(f)
MidCap Blend Account
Class 2 shares
Net Asset Value, Beginning of Period	$31.23	$28.70
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.04	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.51	2.39
Total From Investment Operations	0.55	2.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)	–
Total Dividends and Distributions	(0.35)	–
Net Asset Value, End of Period	$31.43	$31.23

Total Return(c)	1.72%(d)	8.82%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,798	$10,010
Ratio of Expenses to Average Net Assets	0.83%(e)	0.83%(e)
Ratio of Net Investment Income to Average Net Assets	0.22%(e)	1.43%(e)
Portfolio Turnover Rate	21.1%(e)	25.4%(e)

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from September 9, 2009, date operations commenced, through December 31, 2009.

See accompanying notes.

110

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Money Market Account
Class 1 shares
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0.03	0.05	0.05	0.03
Total From Investment Operations	–	–	0.03	0.05	0.05	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.03)	(0.05)	(0.05)	(0.03)
Total Dividends and Distributions	–	–	(0.03)	(0.05)	(0.05)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	0.00%(d)	0.22%	2.58%	4.94%	4.67%	2.69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$326,688	$381,238	$455,594	$272,347	$180,210	$150,653
Ratio of Expenses to Average Net Assets	0.31%(e)	0.42%	0.45%(f)	0.47%(f)	0.49%	0.61%
Ratio of Gross Expenses to Average Net Assets	0.45%(e),(g)	0.45%(g)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0.00%(e)	0.24%	2.47%	4.81%	4.59%	2.66%

	2010(a)	2009	2008	2007(h)
Money Market Account
Class 2 shares
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	–	0.02	0.04
Total From Investment Operations	–	–	0.02	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0.02)	(0.04)
Total Dividends and Distributions	–	–	(0.02)	(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return(c)	0.00%(d)	0.18%	2.33%	4.59%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,935	$4,229	$15,013	$4,646
Ratio of Expenses to Average Net Assets	0.31%(e)	0.49%	0.70%(f)	0.72%(e),(f)
Ratio of Gross Expenses to Average Net Assets	0.70%(e),(g)	0.70%(g)	–	–
Ratio of Net Investment Income to Average Net Assets	0.00%(e)	0.27%	2.13%	4.55%(e)

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes expense reimbursement from Manager and/or Underwriter.
(h)	Period from January 8, 2007, date operations commenced, through December 31, 2007.

See accompanying notes.

111

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Mortgage Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.07	$10.28	$10.49	$10.41	$10.47	$10.71
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.20	0.43	0.48	0.49	0.47	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.30	0.22	(0.01)	0.16	(0.03)	(0.22)
Total From Investment Operations	0.50	0.65	0.47	0.65	0.44	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.86)	(0.68)	(0.57)	(0.50)	(0.48)
Total Dividends and Distributions	(0.07)	(0.86)	(0.68)	(0.57)	(0.50)	(0.48)
Net Asset Value, End of Period	$10.50	$10.07	$10.28	$10.49	$10.41	$10.47

Total Return(c)	5.02%(d)	6.47%	4.68%	6.58%	4.45%	2.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$249,999	$233,789	$152,711	$226,615	$259,054	$266,902
Ratio of Expenses to Average Net Assets	0.50%(e)	0.50%	0.51%(f)	0.50%(f)	0.53%	0.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.53%(g)	0.54%(g)
Ratio of Net Investment Income to Average Net Assets	3.85%(e)	4.18%	4.63%	4.73%	4.54%	4.39%
Portfolio Turnover Rate	46.2%(e)	22.4%	9.9%	6.2%	16.0%	33.0%

	2010(a)	2009	2008	2007	2006	2005
Mortgage Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.09	$10.26	$10.47	$10.39	$10.43	$10.66
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.18	0.41	0.45	0.46	0.44	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.31	0.21	(0.01)	0.17	(0.02)	(0.22)
Total From Investment Operations	0.49	0.62	0.44	0.63	0.42	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.79)	(0.65)	(0.55)	(0.46)	(0.44)
Total Dividends and Distributions	(0.07)	(0.79)	(0.65)	(0.55)	(0.46)	(0.44)
Net Asset Value, End of Period	$10.51	$10.09	$10.26	$10.47	$10.39	$10.43

Total Return(c)	4.89%(d)	6.21%	4.41%	6.21%	4.22%	2.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,505	$1,675	$2,085	$3,322	$5,041	$8,742
Ratio of Expenses to Average Net Assets	0.75%(e)	0.75%	0.76%(f)	0.75%(f)	0.78%	0.79%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.78%(g)	0.79%(g)
Ratio of Net Investment Income to Average Net Assets	3.61%(e)	3.99%	4.38%	4.47%	4.29%	4.14%
Portfolio Turnover Rate	46.2%(e)	22.4%	9.9%	6.2%	16.0%	33.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

112

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Principal Capital Appreciation Account
Class 1 shares
Net Asset Value, Beginning of Period	$19.23	$15.05	$25.13	$24.06	$22.04	$20.45
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.08	0.17	0.15	0.20	0.15	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)	4.28	(7.79)	1.89	2.45	1.61
Total From Investment Operations	(1.31)	4.45	(7.64)	2.09	2.60	1.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.27)	(0.24)	(0.18)	(0.12)	(0.15)
Distributions from Realized Gains	–	–	(2.20)	(0.84)	(0.46)	–
Total Dividends and Distributions	(0.06)	(0.27)	(2.44)	(1.02)	(0.58)	(0.15)
Net Asset Value, End of Period	$17.86	$19.23	$15.05	$25.13	$24.06	$22.04

Total Return(c)	(6.85)%(d)	29.82%	(33.37)%	8.73%	12.03%	8.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$85,886	$94,039	$65,187	$128,486	$152,592	$130,071
Ratio of Expenses to Average Net Assets	0.64%(e)	0.64%	0.64%(f)	0.63%(f)	0.67%	0.68%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.67%(g)	0.68%(g)
Ratio of Net Investment Income to Average Net Assets	0.87%(e)	1.02%	0.76%	0.81%	0.66%	0.62%
Portfolio Turnover Rate	13.8%(e)	23.6%	14.6%	16.6%	18.0%	18.0%

	2010(a)	2009	2008	2007	2006	2005
Principal Capital Appreciation Account
Class 2 shares
Net Asset Value, Beginning of Period	$19.17	$14.94	$24.97	$23.91	$21.92	$20.35
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.06	0.12	0.10	0.13	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)	4.27	(7.75)	1.89	2.43	1.60
Total From Investment Operations	(1.33)	4.39	(7.65)	2.02	2.53	1.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)	(0.16)	(0.18)	(0.12)	(0.08)	(0.11)
Distributions from Realized Gains	–	–	(2.20)	(0.84)	(0.46)	–
Total Dividends and Distributions	(0.05)	(0.16)	(2.38)	(0.96)	(0.54)	(0.11)
Net Asset Value, End of Period	$17.79	$19.17	$14.94	$24.97	$23.91	$21.92

Total Return(c)	(6.94)%(d)	29.54%	(33.56)%	8.46%	11.75%	8.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,097	$7,139	$6,970	$15,662	$16,954	$10,823
Ratio of Expenses to Average Net Assets	0.89%(e)	0.89%	0.89%(f)	0.88%(f)	0.92%	0.93%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.92%(g)	0.93%(g)
Ratio of Net Investment Income to Average Net Assets	0.62%(e)	0.76%	0.49%	0.55%	0.41%	0.37%
Portfolio Turnover Rate	13.8%(e)	23.6%	14.6%	16.6%	18.0%	18.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

113

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Real Estate Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.83	$8.75	$19.06	$26.09	$20.51	$17.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.15	0.25	0.25	0.35	0.23	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.37	2.19	(4.11)	(4.45)	6.84	2.39
Total From Investment Operations	0.52	2.44	(3.86)	(4.10)	7.07	2.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.36)	(0.41)	(0.20)	(0.39)	–
Distributions from Realized Gains	–	–	(6.04)	(2.73)	(1.10)	(0.16)
Total Dividends and Distributions	(0.13)	(0.36)	(6.45)	(2.93)	(1.49)	(0.16)
Net Asset Value, End of Period	$11.22	$10.83	$8.75	$19.06	$26.09	$20.51

Total Return(c)	4.74%(d)	28.92%	(32.86)%	(17.69)%	36.61%	15.85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$153,954	$160,251	$127,836	$204,752	$255,955	$178,922
Ratio of Expenses to Average Net Assets	0.89%(e)	0.90%	0.89%(f)	0.86%(f)	0.87%	0.89%
Ratio of Net Investment Income to Average Net Assets	2.61%(e)	2.96%	1.77%	1.51%	1.01%	2.16%
Portfolio Turnover Rate	42.5%(e)	59.9%	47.2%	81.3%(g)	35.8%	23.6%

	2010(a)	2009	2008	2007(h)
Real Estate Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.91	$8.76	$19.06	$25.65
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.14	0.22	0.20	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.36	2.22	(4.10)	(4.00)
Total From Investment Operations	0.50	2.44	(3.90)	(3.73)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.29)	(0.36)	(0.13)
Distributions from Realized Gains	–	–	(6.04)	(2.73)
Total Dividends and Distributions	(0.13)	(0.29)	(6.40)	(2.86)
Net Asset Value, End of Period	$11.28	$10.91	$8.76	$19.06

Total Return(c)	4.50%(d)	28.69%	(33.01)%	(16.50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$474	$484	$568	$1,441
Ratio of Expenses to Average Net Assets	1.14%(e)	1.15%	1.14%(f)	1.11%(e),(f)
Ratio of Net Investment Income to Average Net Assets	2.37%(e)	2.68%	1.35%	1.17%(e)
Portfolio Turnover Rate	42.5%(e)	59.9%	47.2%	81.3%(e),(g)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.

(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

114

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$13.73	$11.95	$19.17	$18.09	$16.72	$16.08
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.10	0.64	0.62	0.64	0.41	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)	2.05	(4.93)	0.92	1.33	0.59
Total From Investment Operations	(0.29)	2.69	(4.31)	1.56	1.74	0.95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.51)	(0.52)	(0.71)	(0.48)	(0.37)	(0.31)
Distributions from Realized Gains	–	(0.39)	(2.20)	–	–	–
Total Dividends and Distributions	(0.51)	(0.91)	(2.91)	(0.48)	(0.37)	(0.31)
Net Asset Value, End of Period	$12.93	$13.73	$11.95	$19.17	$18.09	$16.72

Total Return(c)	(2.20)%(d)	23.84%	(26.18)%	8.67%	10.61%	6.01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$724,432	$728,979	$387,339	$481,245	$507,193	$462,438
Ratio of Expenses to Average Net Assets(e)	0.24%(f)	0.25%	0.25%(g)	0.23%(g)	0.27%	0.28%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.27%(h)	0.28%(h)
Ratio of Net Investment Income to Average Net Assets	1.42%(f)	5.19%	4.04%	3.40%	2.39%	2.26%
Portfolio Turnover Rate	24.6%(f)	3.2%	39.1%	42.1%	11.0%	4.0%

	2010(a)	2009	2008	2007	2006	2005
SAM Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$13.64	$11.85	$19.04	$17.97	$16.61	$15.99
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.08	0.56	0.64	0.58	0.37	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)	2.09	(4.97)	0.92	1.32	0.58
Total From Investment Operations	(0.31)	2.65	(4.33)	1.50	1.69	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.48)	(0.47)	(0.66)	(0.43)	(0.33)	(0.28)
Distributions from Realized Gains	–	(0.39)	(2.20)	–	–	–
Total Dividends and Distributions	(0.48)	(0.86)	(2.86)	(0.43)	(0.33)	(0.28)
Net Asset Value, End of Period	$12.85	$13.64	$11.85	$19.04	$17.97	$16.61

Total Return(c)	(2.39)%(d)	23.63%	(26.42)%	8.39%	10.38%	5.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$100,805	$110,253	$113,639	$212,465	$224,203	$198,280
Ratio of Expenses to Average Net Assets(e)	0.49%(f)	0.50%	0.50%(g)	0.48%(g)	0.52%	0.53%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.52%(h)	0.53%(h)
Ratio of Net Investment Income to Average Net Assets	1.14%(f)	4.62%	4.09%	3.13%	2.14%	2.01%
Portfolio Turnover Rate	24.6%(f)	3.2%	39.1%	42.1%	11.0%	4.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

115

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM Conservative Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$10.94	$9.49	$13.07	$12.74	$12.07	$11.82
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.09	0.65	0.50	0.52	0.39	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)	1.29	(2.77)	0.43	0.64	0.18
Total From Investment Operations	–	1.94	(2.27)	0.95	1.03	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)	(0.34)	(0.47)	(0.45)	(0.33)	(0.28)
Distributions from Realized Gains	–	(0.15)	(0.84)	(0.17)	(0.03)	–
Total Dividends and Distributions	(0.50)	(0.49)	(1.31)	(0.62)	(0.36)	(0.28)
Net Asset Value, End of Period	$10.44	$10.94	$9.49	$13.07	$12.74	$12.07

Total Return(c)	(0.03)%(d)	21.15%	(19.21)%	7.55%	8.83%	4.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$153,593	$154,208	$74,246	$50,531	$43,249	$43,818
Ratio of Expenses to Average Net Assets(e)	0.24%(f)	0.25%	0.26%(g)	0.24%(g)	0.33%	0.38%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.33%(h)	0.38%(h)
Ratio of Net Investment Income to Average Net Assets	1.72%(f)	6.53%	4.51%	4.05%	3.22%	3.00%
Portfolio Turnover Rate	26.3%(f)	9.1%	46.1%	45.0%	11.0%	4.0%

	2010(a)	2009	2008	2007	2006	2005
SAM Conservative Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$10.85	$9.41	$12.97	$12.64	$11.98	$11.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.08	0.56	0.57	0.49	0.36	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)	1.33	(2.85)	0.43	0.64	0.17
Total From Investment Operations	0.01	1.89	(2.28)	0.92	1.00	0.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.48)	(0.30)	(0.44)	(0.42)	(0.31)	(0.26)
Distributions from Realized Gains	–	(0.15)	(0.84)	(0.17)	(0.03)	–
Total Dividends and Distributions	(0.48)	(0.45)	(1.28)	(0.59)	(0.34)	(0.26)
Net Asset Value, End of Period	$10.38	$10.85	$9.41	$12.97	$12.64	$11.98

Total Return(c)	(0.02)%(d)	20.72%	(19.41)%	7.34%	8.50%	4.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,235	$15,895	$17,277	$29,194	$32,716	$29,984
Ratio of Expenses to Average Net Assets(e)	0.49%(f)	0.50%	0.51%(g)	0.49%(g)	0.58%	0.63%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.58%(h)	0.63%(h)
Ratio of Net Investment Income to Average Net Assets	1.42%(f)	5.77%	4.95%	3.85%	2.97%	2.75%
Portfolio Turnover Rate	26.3%(f)	9.1%	46.1%	45.0%	11.0%	4.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

116

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM Conservative Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$13.80	$12.34	$21.18	$19.70	$17.85	$16.89
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.07	0.47	0.57	0.57	0.28	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.64)	2.43	(6.78)	1.26	1.86	0.93
Total From Investment Operations	(0.57)	2.90	(6.21)	1.83	2.14	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.68)	(0.72)	(0.35)	(0.29)	(0.22)
Distributions from Realized Gains	–	(0.76)	(1.91)	–	–	–
Total Dividends and Distributions	(0.47)	(1.44)	(2.63)	(0.35)	(0.29)	(0.22)
Net Asset Value, End of Period	$12.76	$13.80	$12.34	$21.18	$19.70	$17.85

Total Return(c)	(4.29)%(d)	25.70%	(33.11)%	9.29%	12.20%	7.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$117,730	$128,572	$103,553	$251,682	$284,083	$293,378
Ratio of Expenses to Average Net Assets(e)	0.24%(f)	0.25%	0.25%(g)	0.23%(g)	0.28%	0.29%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.28%(h)	0.29%(h)
Ratio of Net Investment Income to Average Net Assets	0.97%(f)	3.82%	3.34%	2.74%	1.50%	1.47%
Portfolio Turnover Rate	29.7%(f)	12.0%	24.4%	46.8%	8.0%	9.0%

	2010(a)	2009	2008	2007	2006	2005
SAM Conservative Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$13.69	$12.24	$21.03	$19.56	$17.73	$16.80
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.05	0.43	0.57	0.51	0.23	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	2.41	(6.78)	1.26	1.86	0.91
Total From Investment Operations	(0.58)	2.84	(6.21)	1.77	2.09	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)	(0.63)	(0.67)	(0.30)	(0.26)	(0.19)
Distributions from Realized Gains	–	(0.76)	(1.91)	–	–	–
Total Dividends and Distributions	(0.44)	(1.39)	(2.58)	(0.30)	(0.26)	(0.19)
Net Asset Value, End of Period	$12.67	$13.69	$12.24	$21.03	$19.56	$17.73

Total Return(c)	(4.39)%(d)	25.35%	(33.30)%	9.04%	11.95%	6.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,879	$81,513	$70,419	$129,346	$124,555	$94,662
Ratio of Expenses to Average Net Assets(e)	0.49%(f)	0.50%	0.50%(g)	0.48%(g)	0.53%	0.54%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.53%(h)	0.54%(h)
Ratio of Net Investment Income to Average Net Assets	0.73%(f)	3.55%	3.38%	2.47%	1.25%	1.22%
Portfolio Turnover Rate	29.7%(f)	12.0%	24.4%	46.8%	8.0%	9.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

117

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM Flexible Income Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$11.95	$10.58	$14.36	$14.42	$14.08	$14.10
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.13	0.82	0.56	0.67	0.56	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.06	1.21	(2.25)	0.18	0.36	(0.05)
Total From Investment Operations	0.19	2.03	(1.69)	0.85	0.92	0.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.65)	(0.55)	(0.90)	(0.69)	(0.57)	(0.47)
Distributions from Realized Gains	–	(0.11)	(1.19)	(0.22)	(0.01)	(0.02)
Total Dividends and Distributions	(0.65)	(0.66)	(2.09)	(0.91)	(0.58)	(0.49)
Net Asset Value, End of Period	$11.49	$11.95	$10.58	$14.36	$14.42	$14.08

Total Return(c)	1.58%(d)	19.95%	(13.76)%	6.09%	6.84%	3.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$168,608	$156,696	$98,000	$113,970	$126,456	$143,367
Ratio of Expenses to Average Net Assets(e)	0.24%(f)	0.25%	0.25%(g)	0.24%(g)	0.29%	0.30%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.29%(h)	0.30%(h)
Ratio of Net Investment Income to Average Net Assets	2.15%(f)	7.39%	4.50%	4.66%	3.99%	3.74%
Portfolio Turnover Rate	21.9%(f)	20.1%	53.9%	28.4%	6.0%	5.0%

	2010(a)	2009	2008	2007	2006	2005
SAM Flexible Income Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$11.87	$10.49	$14.26	$14.32	$13.98	$14.02
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.11	0.72	0.66	0.63	0.53	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.07	1.27	(2.38)	0.19	0.36	(0.07)
Total From Investment Operations	0.18	1.99	(1.72)	0.82	0.89	0.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.62)	(0.50)	(0.86)	(0.66)	(0.54)	(0.44)
Distributions from Realized Gains	–	(0.11)	(1.19)	(0.22)	(0.01)	(0.02)
Total Dividends and Distributions	(0.62)	(0.61)	(2.05)	(0.88)	(0.55)	(0.46)
Net Asset Value, End of Period	$11.43	$11.87	$10.49	$14.26	$14.32	$13.98

Total Return(c)	1.47%(d)	19.63%	(14.02)%	5.86%	6.61%	3.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,848	$22,043	$26,751	$53,025	$63,097	$79,487
Ratio of Expenses to Average Net Assets(e)	0.49%(f)	0.50%	0.50%(g)	0.49%(g)	0.54%	0.55%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.54%(h)	0.55%(h)
Ratio of Net Investment Income to Average Net Assets	1.79%(f)	6.58%	5.27%	4.39%	3.74%	3.49%
Portfolio Turnover Rate	21.9%(f)	20.1%	53.9%	28.4%	6.0%	5.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

118

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM Strategic Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$14.83	$12.28	$23.91	$22.07	$19.74	$18.45
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.06	0.42	0.44	0.55	0.23	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.87)	2.82	(7.99)	1.57	2.32	1.22
Total From Investment Operations	(0.81)	3.24	(7.55)	2.12	2.55	1.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.50)	(0.76)	(0.28)	(0.22)	(0.12)
Distributions from Realized Gains	–	(0.19)	(3.32)	–	–	–
Total Dividends and Distributions	(0.38)	(0.69)	(4.08)	(0.28)	(0.22)	(0.12)
Net Asset Value, End of Period	$13.64	$14.83	$12.28	$23.91	$22.07	$19.74

Total Return(c)	(5.61)%(d)	27.45%	(37.42)%	9.61%	13.06%	7.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$64,358	$66,315	$44,945	$150,975	$146,789	$136,966
Ratio of Expenses to Average Net Assets(e)	0.24%(f)	0.25%	0.25%(g)	0.24%(g)	0.29%	0.31%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.29%(h)	0.31%(h)
Ratio of Net Investment Income to Average Net Assets	0.86%(f)	3.25%	2.36%	2.34%	1.10%	1.01%
Portfolio Turnover Rate	31.8%(f)	8.1%	31.8%	45.7%	7.0%	9.0%

	2010(a)	2009	2008	2007	2006	2005
SAM Strategic Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$14.73	$12.20	$23.77	$21.95	$19.64	$18.38
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.04	0.37	0.50	0.47	0.17	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)	2.80	(8.04)	1.57	2.32	1.22
Total From Investment Operations	(0.82)	3.17	(7.54)	2.04	2.49	1.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)	(0.45)	(0.71)	(0.22)	(0.18)	(0.10)
Distributions from Realized Gains	–	(0.19)	(3.32)	–	–	–
Total Dividends and Distributions	(0.35)	(0.64)	(4.03)	(0.22)	(0.18)	(0.10)
Net Asset Value, End of Period	$13.56	$14.73	$12.20	$23.77	$21.95	$19.64

Total Return(c)	(5.72)%(d)	27.04%	(37.56)%	9.34%	12.77%	7.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$56,721	$61,006	$48,224	$80,715	$69,965	$48,413
Ratio of Expenses to Average Net Assets(e)	0.49%(f)	0.50%	0.50%(g)	0.49%(g)	0.54%	0.56%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	–	0.54%(h)	0.56%(h)
Ratio of Net Investment Income to Average Net Assets	0.60%(f)	2.92%	2.81%	2.04%	0.85%	0.76%
Portfolio Turnover Rate	31.8%(f)	8.1%	31.8%	45.7%	7.0%	9.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

119

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
Short-Term Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$2.46	$2.41	$2.50	$2.52	$2.52	$2.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.04	0.09	0.10	0.11	0.11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.02	0.14	(0.11)	–	–	(0.06)
Total From Investment Operations	0.06	0.23	(0.01)	0.11	0.11	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.18)	(0.08)	(0.13)	(0.11)	(0.10)
Total Dividends and Distributions	(0.01)	(0.18)	(0.08)	(0.13)	(0.11)	(0.10)
Net Asset Value, End of Period	$2.51	$2.46	$2.41	$2.50	$2.52	$2.52

Total Return(c)	2.55%(d)	9.94%	(0.57)%	4.50%	4.59%	1.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$103,962	$74,934	$37,975	$76,165	$42,466	$47,221
Ratio of Expenses to Average Net Assets	0.51%(e)	0.51%	0.52%(f)	0.50%(f)	0.61%	0.60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.61%(g)	0.60%(g)
Ratio of Net Investment Income to Average Net Assets	3.14%(e)	3.55%	4.05%	4.56%	4.30%	4.01%
Portfolio Turnover Rate	65.9%(e)	24.6%	40.1%	46.8%	13.0%	22.0%

	2010(a)	2009	2008	2007	2006	2005
Short-Term Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$2.45	$2.39	$2.49	$2.51	$2.51	$2.56
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.04	0.08	0.09	0.11	0.10	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.03	0.15	(0.12)	(0.01)	–	(0.05)
Total From Investment Operations	0.07	0.23	(0.03)	0.10	0.10	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.17)	(0.07)	(0.12)	(0.10)	(0.09)
Total Dividends and Distributions	(0.01)	(0.17)	(0.07)	(0.12)	(0.10)	(0.09)
Net Asset Value, End of Period	$2.51	$2.45	$2.39	$2.49	$2.51	$2.51

Total Return(c)	2.96%(d)	9.81%	(1.23)%	4.24%	4.24%	1.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,883	$1,887	$1,662	$2,386	$3,221	$5,156
Ratio of Expenses to Average Net Assets	0.76%(e)	0.76%	0.77%(f)	0.75%(f)	0.86%	0.85%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.86%(g)	0.85%(g)
Ratio of Net Investment Income to Average Net Assets	2.91%(e)	3.36%	3.81%	4.33%	4.05%	3.76%
Portfolio Turnover Rate	65.9%(e)	24.6%	40.1%	46.8%	13.0%	22.0%

(a)	Six months ended June 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

120

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SmallCap Growth Account II
Class 1 shares
Net Asset Value, Beginning of Period	$8.80	$6.68	$11.35	$10.81	$9.92	$9.30
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0.03)	(0.05)	(0.06)	(0.07)	(0.06)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	2.17	(4.61)	0.61	0.95	0.69
Total From Investment Operations	(0.32)	2.12	(4.67)	0.54	0.89	0.62
Net Asset Value, End of Period	$8.48	$8.80	$6.68	$11.35	$10.81	$9.92

Total Return(c)	(3.64)%(d)	31.74%	(41.15)%	5.00%	8.97%	6.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$70,815	$77,315	$59,137	$103,626	$73,327	$66,656
Ratio of Expenses to Average Net Assets	1.00%(e),(f)	1.02%(f)	1.05%(f)	1.01%(f)	1.02%	1.05%
Ratio of Net Investment Income to Average Net Assets	(0.66)%(e)	(0.68)%	(0.65)%	(0.59)%	(0.62)%	(0.77)%
Portfolio Turnover Rate	88.1%(e)	134.6%	83.8%	86.5%(g)	77.6%	68.2%

	2010(a)	2009	2008	2007(h)
SmallCap Growth Account II
Class 2 shares
Net Asset Value, Beginning of Period	$8.73	$6.65	$11.32	$10.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0.04)	(0.07)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	2.15	(4.59)	0.70
Total From Investment Operations	(0.33)	2.08	(4.67)	0.60
Net Asset Value, End of Period	$8.40	$8.73	$6.65	$11.32

Total Return(c)	(3.78)%(d)	31.28%	(41.25)%	5.60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,387	$2,529	$2,102	$3,968
Ratio of Expenses to Average Net Assets	1.25%(e),(f)	1.27%(f)	1.30%(f)	1.26%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.91)%(e)	(0.93)%	(0.90)%	(0.84)%(e)
Portfolio Turnover Rate	88.1%(e)	134.6%	83.8%	86.5%(e),(g)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.

(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

121

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SmallCap Value Account I
Class 1 shares
Net Asset Value, Beginning of Period	$10.81	$9.51	$15.69	$18.66	$17.61	$16.83
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.03	0.09	0.14	0.13	0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	1.42	(4.60)	(1.68)	2.98	0.96
Total From Investment Operations	(0.08)	1.51	(4.46)	(1.55)	3.07	1.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.21)	(0.13)	(0.07)	(0.06)	(0.01)
Distributions from Realized Gains	–	–	(1.59)	(1.35)	(1.96)	(0.24)
Total Dividends and Distributions	(0.01)	(0.21)	(1.72)	(1.42)	(2.02)	(0.25)
Net Asset Value, End of Period	$10.72	$10.81	$9.51	$15.69	$18.66	$17.61

Total Return(c)	(0.74)%(d)	16.20%	(31.82)%	(9.52)%	18.64%	6.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$125,551	$133,755	$116,467	$178,698	$171,973	$132,035
Ratio of Expenses to Average Net Assets	0.99%(e),(f)	1.00%(f)	1.01%(f)	1.01%(f)	1.11%	1.13%
Ratio of Net Investment Income to Average Net Assets	0.55%(e)	0.99%	1.07%	0.71%	0.49%	0.38%
Portfolio Turnover Rate	73.6%(e)	75.9%	56.1%	55.0%(g)	49.0%	45.3%

	2010(a)	2009	2008	2007(h)
SmallCap Value Account I
Class 2 shares
Net Asset Value, Beginning of Period	$10.82	$9.51	$15.68	$18.41
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.02	0.07	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	1.42	(4.57)	(1.43)
Total From Investment Operations	(0.09)	1.49	(4.47)	(1.35)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.18)	(0.11)	(0.03)
Distributions from Realized Gains	–	–	(1.59)	(1.35)
Total Dividends and Distributions	(0.01)	(0.18)	(1.70)	(1.38)
Net Asset Value, End of Period	$10.72	$10.82	$9.51	$15.68

Total Return(c)	(0.84)%(d)	15.88%	(31.89)%	(8.51)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$148	$104	$101	$237
Ratio of Expenses to Average Net Assets	1.24%(e),(f)	1.25%(f)	1.26%(f)	1.26%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.35%(e)	0.74%	0.78%	0.48%(e)
Portfolio Turnover Rate	73.6%(e)	75.9%	56.1%	55.0%(e),(g)

(a) Six months ended June 30, 2010.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown. (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.

(h) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through January 8, 2007.

122

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2010 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2010	Annualized
	January 1, 2010	June 30, 2010	to June 30, 2010(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$882.58	$4.15	0.89%
Hypothetical	1,000.00	1,020.38	4.46	0.89
Diversified International Account Class 2
Actual	1,000.00	881.49	5.32	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Equity Income Account Class 1
Actual	1,000.00	967.82	2.54	0.52
Hypothetical	1,000.00	1,022.22	2.61	0.52
Equity Income Account Class 2
Actual	1,000.00	966.02	3.75	0.77
Hypothetical	1,000.00	1,020.98	3.86	0.77
Income Account Class 1
Actual	1,000.00	1,052.01	2.54	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Income Account Class 2
Actual	1,000.00	1,049.92	3.81	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
LargeCap Blend Account II Class 1
Actual	1,000.00	924.73	3.58	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

123

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2010 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2010	Annualized
	January 1, 2010	June 30, 2010	to June 30, 2010(a)	Expense Ratio

LargeCap Blend Account II Class 2
Actual	$1,000.00	$922.75	$4.77	1.00%
Hypothetical	1,000.00	1,019.84	5.01	1.00
LargeCap Growth Account Class 1
Actual	1,000.00	933.49	3.26	0.68
Hypothetical	1,000.00	1,021.42	3.41	0.68
LargeCap Growth Account Class 2
Actual	1,000.00	932.03	4.46	0.93
Hypothetical	1,000.00	1,020.18	4.66	0.93
MidCap Blend Account Class 1
Actual	1,000.00	1,018.62	2.90	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58
MidCap Blend Account Class 2
Actual	1,000.00	1,017.22	4.15	0.83
Hypothetical	1,000.00	1,020.68	4.16	0.83
Money Market Account Class 1
Actual	1,000.00	1,000.00	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Money Market Account Class 2
Actual	1,000.00	1,000.00	1.54	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31
Mortgage Securities Account Class 1
Actual	1,000.00	1,050.19	2.54	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Mortgage Securities Account Class 2
Actual	1,000.00	1,048.92	3.81	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Principal Capital Appreciation Account Class 1
Actual	1,000.00	931.49	3.06	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64
Principal Capital Appreciation Account Class 2
Actual	1,000.00	930.61	4.26	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Real Estate Securities Account Class 1
Actual	1,000.00	1,047.37	4.52	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Real Estate Securities Account Class 2
Actual	1,000.00	1,045.03	5.78	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
SAM Balanced Portfolio Class 1
Actual	1,000.00	978.02	1.18	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
SAM Balanced Portfolio Class 2
Actual	1,000.00	976.11	2.40	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	999.65	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	999.81	2.43	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

124

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2010 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2010	Annualized
	January 1, 2010	June 30, 2010	to June 30, 2010(a)	Expense Ratio
SAM Conservative Growth Portfolio Class 1
Actual	$1,000.00	$957.12	$1.16	0.24%
Hypothetical	1,000.00	1,023.60	1.20	0.24
SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	956.05	2.38	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,015.81	1.20	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,014.74	2.45	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	943.90	1.16	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	942.82	2.36	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Short-Term Income Account Class 1
Actual	1,000.00	1,025.47	2.56	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Short-Term Income Account Class 2
Actual	1,000.00	1,029.55	3.82	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
SmallCap Growth Account II Class 1
Actual	1,000.00	963.64	4.87	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
SmallCap Growth Account II Class 2
Actual	1,000.00	962.20	6.08	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
SmallCap Value Account I Class 1
Actual	1,000.00	992.62	4.89	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
SmallCap Value Account I Class 2
Actual	1,000.00	991.64	6.12	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

125

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	106	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	106	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Chairman/CEO/President, and	106	None
Director since 2008	Vertical Growth Officer, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	106	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	106	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	Director, Focus Products Group;	106	None
Director since 2005	formerly President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	106	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	106	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	106	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

126

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	106	None
Director, Chairman	“Manager”), since 2008; Chairman, Principal Funds
Member, Executive Committee	Distributor, Inc. (“PFD”) and Princor, since 2008; Senior
1952	Vice President, Principal Life, and Principal Financial
Group, since 2008; Director, Principal Shareholder Services
(“PSS”) and Currency Management Committee – London,
since 2008; Director CCI since 2009; Director, Spectrum,
since 2005.

Nora M. Everett	President and Director, the Manager, since 2008; Senior	106	None
Director, President and CEO	Vice President, Retirement & Investor Services, Principal
Member, Executive Committee	Life, since 2008; Senior Vice President & Deputy General
1959	Counsel, Principal Life, 2004-2008; Director, PFD, since
2008; CEO, Princor, since 2009; Director, Princor, PSS,
Edge, Principal Asset Management Co. (Asia) Limited,
since 2008; Chairman, PFA since 2010; Director, Principal
International and Principal International Holding Company,
LLC, since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and	106	None
Director	Director of Edge Asset Management, Inc.; President and
Member, Operations Committee	CEO of WM Group of Funds 1987-2006.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Vice President and Treasurer, Principal Life; Treasurer, the Manager, PFD,
Treasurer	Princor and Spectrum since 2006; Vice President and Treasurer, Edge and
711 High Street, Des Moines, IA 50392	Principal – REI since 2006; Treasurer, PSS since 2007; Vice President and
1952	Treasurer, Columbus Circle, LLC and PGI since 2007.

Michael J. Beer	Executive Vice President, Chief Operating Officer and Director, the Manager,
Executive Vice President	since 2008; Executive Vice President, PFD since 2006. President and Director,
711 High Street, Des Moines, IA 50392	Princor, since 2006; Vice President/Mutual Funds and Broker Dealer, Principal
1961	Life, since 2001; President and Director, PSS since 2007.

Randy L. Bergstrom	Counsel, Principal Life; Counsel, PGI, since 2006.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

127

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice
Chief Compliance Officer	President, PFD, the Manager, and Princor since 2006. Senior Vice President,
711 High Street, Des Moines, IA 50392	PSS, since 2007.
1960

Jill R. Brown	President, PFD since 2010; Senior Vice President/Chief Financial Officer,
Senior Vice President	Princor since 2006; Senior Vice President/Chief Financial Officer, PFD, and PSS,
1100 Investment Blvd, ste 200	since 2007. Senior Vice President/Chief Financial Officer, the Manager, since
El Dorado Hills, CA 95762	2008.
1967

Cary Fuchs	Vice President, PSS, since 2008; FVO, WMSS, 2005-2007; prior thereto,
Senior Vice President of Distribution	Divisional Vice President, BFDS.
1100 Investment Blvd, ste 200
El Dorado Hills, CA 95762
1957

Steve Gallaher	Assistant General Counsel, Principal Life and PFD since 2006; Assistant General
Assistant Counsel	Counsel, PMC, PSS, and Princor since 2007; Prior thereto, self-employed writer.
711 High Street Des Moines, IA 50392
1955

Ernie H. Gillum	Chief Compliance Officer, the Manager, since 2004; Vice President, Product
Vice President, Assistant Secretary	Development, the Manager, and Princor, since 2000; Vice President, PSS, since
711 High Street Des Moines, IA 50392	2007.
1955

Patrick A. Kirchner	Counsel, Principal Life; Assistant General Counsel, the Manager, PGI, and
Assistant Counsel	Princor since 2008.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Attorney, Principal Life since 2008; Counsel, Princor, PSS, the Manager, and
Assistant Counsel	PFD, since 2009; Registered Product Analyst, Principal Funds, 2007-2008,
711 High Street, Des Moines, IA 50392	Registered Product Development Consultant, Princor 2006-2007; and prior
1973	thereto, Judicial Law Clerk, Iowa Supreme Court.

Layne A. Rasmussen	Vice President and Controller – Mutual Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Associate General Counsel, Principal Life and Principal
Counsel	Financial Group, since 2001; Counsel, PGI, since 2001; Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, the Manager, and Princor, since 2001. Senior Vice President and
1951	Counsel, PFD, since 2007.

128

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, Principal Life and PFD, since 2006. Prior thereto, practicing attorney;
Assistant Counsel	Counsel, the Manager, since 2007.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, the Manger, and Princor.
Assistant Treasurer
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, Principal, since 2007. Prior thereto, Segment Business Manager
Vice President and Secretary	for Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2010 and the Statement of Additional Information dated May 1, 2010. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

129

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE® principalfunds.com

Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM1291B-02 | ©2010 Principal Financial Services, Inc. | 08/2010 | t1008020053

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 8/10/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 8/10/2010

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 8/10/2010